UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 to June 30, 2019

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Semi-Annual Report

June 30, 2019 (Unaudited)

AQR Alternative Risk Premia Fund

AQR Diversified Arbitrage Fund

AQR Equity Market Neutral Fund

AQR Global Macro Fund

AQR Long-Short Equity Fund

AQR Multi-Asset Fund

AQR Multi-Strategy Alternative Fund

AQR Risk-Balanced Commodities Strategy Fund

AQR Risk Parity II HV Fund

AQR Risk Parity II MV Fund

AQR Style Premia Alternative Fund

AQR Style Premia Alternative LV Fund

AQR Volatility Risk Premium Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all AQR Funds held in your account if you invest through a financial intermediary.

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 180.0%
COMMON STOCKS - 103.0%

Argentina - 0.1%
MercadoLibre, Inc. *(a)	602	$368,286

Australia - 2.0%
AGL Energy Ltd. (2)(b)	95,042	1,336,620
Alumina Ltd. (2)(b)	32,483	53,319
Aurizon Holdings Ltd. (2)(b)	23,877	90,641
BHP Group plc (2)(b)	1,446	36,981
BlueScope Steel Ltd. (2)(b)	67,290	572,164
CIMIC Group Ltd. (2)(b)	4,236	133,203
Coca-Cola Amatil Ltd. (2)(b)	19,187	137,744
Crown Resorts Ltd. (2)(b)	6,588	57,582
Fortescue Metals Group Ltd. (2)(b)	108,150	687,789
Harvey Norman Holdings Ltd. (2)(b)	124,604	356,564
Newcrest Mining Ltd. (2)(b)	35,111	788,812
Santos Ltd. (2)(b)	66,058	329,797
South32 Ltd. (2)(b)	191,599	429,496
Star Entertainment Grp Ltd. (The) (2)(b)	11,247	32,566
Telstra Corp. Ltd. (2)(b)	420,127	1,136,067
Wesfarmers Ltd. (2)(b)	9,616	244,441
Woodside Petroleum Ltd. (2)(b)	29,427	754,760
WorleyParsons Ltd. (2)(b)	3,296	34,263

		7,212,809

Belgium - 0.6%
Ageas (2)(b)	21,588	1,123,446
bpost SA (2)(b)	8,974	85,157
Colruyt SA (2)(b)	4,252	246,845
KBC Group NV (2)(b)	2,875	188,673
Proximus SADP (2)(b)	6,070	179,398
UCB SA (2)(b)	4,156	344,905

		2,168,424

Brazil - 0.0% (c)
Yamana Gold, Inc.	8,652	21,935

Canada - 2.3%
Air Canada *(b)	40,900	1,239,602
ARC Resources Ltd. (b)	5,393	26,398
Atco Ltd., Class I (b)	3,840	129,432
Bank of Montreal (b)	3,201	241,795
CAE, Inc. (b)	1,714	46,084
Canadian Imperial Bank of Commerce (b)	381	29,961
Canadian Natural Resources Ltd. (b)	3,289	88,683
Canadian Pacific Railway Ltd. (b)	462	108,812
CGI, Inc. *(b)	7,926	609,362
CI Financial Corp. (b)	15,508	252,713
Constellation Software, Inc. (b)	35	32,987
Empire Co. Ltd., Class A (b)	15,065	379,400
Encana Corp. (b)	46,395	238,078
Gildan Activewear, Inc. (b)	1,614	62,462
Husky Energy, Inc. (b)	3,117	29,538
Hydro One Ltd. (b)(d)	25,937	452,370
iA Financial Corp., Inc. (b)	1,614	65,741
IGM Financial, Inc. (b)	1,580	45,112
Intact Financial Corp. (b)	402	37,150

INVESTMENTS	SHARES	VALUE

Canada - 2.3% (continued)
Kinross Gold Corp. *(b)	56,384	$217,863
Linamar Corp. (b)	2,095	78,198
Magna International, Inc. (b)	7,103	353,428
Methanex Corp. (b)	2,852	129,473
National Bank of Canada (b)	10,353	491,818
Northland Power, Inc.	10,100	196,671
Peyto Exploration & Development Corp.	21,216	63,508
Quebecor, Inc., Class B (b)	14,340	341,541
Rogers Communications, Inc., Class B (b)	7,454	399,011
Royal Bank of Canada (b)	516	41,007
Seven Generations Energy Ltd., Class A *(b)	61,470	301,353
Thomson Reuters Corp. (b)	1,934	124,764
TMX Group Ltd. (b)	697	48,487
Toronto-Dominion Bank (The) (b)	4,338	253,479
Tourmaline Oil Corp. (b)	31,071	395,758
West Fraser Timber Co. Ltd. (b)	9,987	455,289
WestJet Airlines Ltd. (b)	2,056	48,262

		8,055,590

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd. (2)	782,400	886,435

Denmark - 0.6%
Carlsberg A/S, Class B (2)(b)	1,370	181,795
GN Store Nord A/S (2)	2,920	136,503
H Lundbeck A/S (2)(b)	1,883	74,584
Novo Nordisk A/S, Class B (2)(b)	2,697	137,755
Orsted A/S (2)(b)(d)	5,117	442,667
Pandora A/S (2)	13,304	473,348
Rockwool International A/S, Class B (2)(b)	1,164	297,792
Tryg A/S (2)(b)	3,766	122,547
Vestas Wind Systems A/S (2)(b)	2,049	177,512

		2,044,503

Finland - 0.5%
Fortum OYJ (2)(b)	1,689	37,330
Kesko OYJ, Class B (2)(b)	5,360	297,955
Neste OYJ (2)(b)	33,354	1,133,951
Outokumpu OYJ (2)(b)	29,148	99,655
Sampo OYJ, Class A (2)(b)	6,836	322,690

		1,891,581

France - 2.3%
Air France-KLM (2)*(b)	56,273	540,675
AXA SA (2)(b)	61,521	1,615,647
Casino Guichard Perrachon SA (2)(b)	1,553	52,887
CNP Assurances (2)(b)	6,388	144,997
Electricite de France SA (2)(b)	87,856	1,107,676
Engie SA (2)(b)	68,637	1,040,777
Eutelsat Communications SA (2)(b)	6,102	113,962
Peugeot SA (2)(b)	93,932	2,311,898
Societe BIC SA (2)(b)	494	37,631
Suez (2)(a)(b)	18,013	259,917
TOTAL SA (2)(b)	17,408	976,480

		8,202,547

Germany - 2.7%
adidas AG (2)(b)	1,461	451,990

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Germany - 2.7% (continued)
Allianz SE (Registered) (2)(b)	4,595	$1,108,205
Deutsche Lufthansa AG (Registered) (2)(b)	29,028	497,709
E.ON SE (2)(a)(b)	250,882	2,722,098
Hannover Rueck SE (2)(b)	4,921	795,693
METRO AG (2)(b)	14,565	266,143
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (2)(b)	1,750	438,651
ProSiebenSat.1 Media SE (2)(b)	4,345	68,067
Salzgitter AG (2)(b)	9,118	261,287
Schaeffler AG (Preference) (2)	28,297	210,195
Talanx AG (2)(b)	3,930	170,304
Volkswagen AG (Preference) (2)	14,588	2,457,168

		9,447,510

Italy - 3.1%
A2A SpA (2)(b)	270,824	470,129
Assicurazioni Generali SpA (2)(b)	130,460	2,456,246
BPER Banca (2)(b)	38,198	155,700
Enel SpA (2)(b)	520,266	3,629,245
Eni SpA (2)(b)	84,271	1,401,201
Hera SpA (2)(b)	49,355	188,784
Italgas SpA (2)(b)	15,453	103,859
Poste Italiane SpA (2)(b)(d)	121,405	1,279,329
Saipem SpA (2)*(b)	43,804	218,598
Terna Rete Elettrica Nazionale SpA (2)(b)	11,150	71,044
Unipol Gruppo SpA (2)(b)	85,423	416,244
UnipolSai Assicurazioni SpA (2)(b)	220,234	565,879

		10,956,258

Japan - 14.8%
Advantest Corp. (2)(b)	9,200	253,284
AGC, Inc. (2)(b)	33,400	1,157,039
Alfresa Holdings Corp. (2)	14,700	363,547
Alps Alpine Co. Ltd. (2)(b)	2,100	35,565
Amada Holdings Co. Ltd. (2)(b)	5,200	58,777
Aozora Bank Ltd. (2)(b)	4,200	100,988
Astellas Pharma, Inc. (2)(b)	22,900	326,343
Bandai Namco Holdings, Inc. (2)(b)	7,200	349,377
Bridgestone Corp. (2)(b)	4,800	189,355
Brother Industries Ltd. (2)(b)	4,800	90,919
Central Japan Railway Co. (2)(b)	3,100	621,575
Chubu Electric Power Co., Inc. (2)(b)	46,400	651,796
Citizen Watch Co. Ltd. (2)	23,500	120,923
Daicel Corp. (2)(b)	10,400	92,684
Dai-ichi Life Holdings, Inc. (2)(b)	26,400	399,425
East Japan Railway Co. (2)(b)	3,700	346,482
Electric Power Development Co. Ltd. (2)(a)	19,400	441,471
Fujitsu Ltd. (2)(b)	5,500	384,375
Fukuoka Financial Group, Inc. (2)(b)	9,200	168,483
GungHo Online Entertainment, Inc. (2)	17,490	485,711
Gunma Bank Ltd. (The) (2)(b)	4,300	15,084
Hakuhodo DY Holdings, Inc. (2)(b)	2,300	38,849
Haseko Corp. (2)	23,400	237,409
Hiroshima Bank Ltd. (The) (2)(b)	3,200	15,448
Hitachi Capital Corp. (2)(b)	2,500	55,704
Hitachi High-Technologies Corp. (2)(b)	3,200	164,509
Hitachi Ltd. (2)(b)	23,700	871,987

INVESTMENTS	SHARES	VALUE
Japan - 14.8% (continued)
Idemitsu Kosan Co. Ltd. (2)(b)	31,600	$955,742
Inpex Corp. (2)(b)	81,300	736,848
ITOCHU Corp. (2)(b)	132,800	2,544,052
Japan Airlines Co. Ltd. (2)(b)	1,600	51,065
Japan Post Holdings Co. Ltd. (2)(b)	2,600	29,445
JFE Holdings, Inc. (2)(b)	62,500	920,301
JTEKT Corp. (2)(b)	23,400	284,526
JXTG Holdings, Inc. (2)(b)	403,100	2,009,011
Kajima Corp. (2)(b)	12,000	165,054
Kaken Pharmaceutical Co. Ltd. (2)	700	32,831
Kamigumi Co. Ltd. (2)(b)	12,200	289,307
Kansai Electric Power Co., Inc. (The) (2)(b)	11,300	129,536
KDDI Corp. (2)(b)	54,700	1,391,934
Kobe Steel Ltd. (2)(b)	55,700	365,598
Konica Minolta, Inc. (2)(b)	51,000	496,923
Kyushu Electric Power Co., Inc. (2)	2,900	28,491
Kyushu Railway Co. (2)(b)	22,800	665,138
Mabuchi Motor Co. Ltd. (2)(a)	5,200	178,400
Marubeni Corp. (2)(b)	236,400	1,569,167
Mazda Motor Corp. (2)(b)	104,800	1,084,827
Medipal Holdings Corp. (2)(b)	19,200	424,676
Mitsubishi Chemical Holdings Corp. (2)(b)	83,300	583,209
Mitsubishi Corp. (2)(b)	69,200	1,828,636
Mitsubishi Electric Corp. (2)(b)	12,800	169,217
Mitsubishi Heavy Industries Ltd. (2)(b)	1,500	65,418
Mitsubishi Materials Corp. (2)(b)	3,500	99,711
Mitsubishi UFJ Financial Group, Inc. (2)(b)	127,000	604,898
Mitsubishi UFJ Lease & Finance Co. Ltd. (2)(b)	7,600	40,386
Mitsui & Co. Ltd. (2)(b)	94,300	1,539,249
Mitsui Chemicals, Inc. (2)(b)	14,700	365,214
Mixi, Inc. (2)	14,600	293,201
Mizuho Financial Group, Inc. (2)(b)	320,500	466,048
MS&AD Insurance Group Holdings, Inc. (2)(b)	12,000	381,437
Nexon Co. Ltd. (2)*(b)	10,700	156,323
NGK Insulators Ltd. (2)(b)	2,900	42,410
NH Foods Ltd. (2)(b)	1,000	42,875
NHK Spring Co. Ltd. (2)(b)	22,800	176,257
Nippon Electric Glass Co. Ltd. (2)	3,900	99,123
Nippon Steel Corp. (2)(b)	45,600	784,778
Nippon Telegraph & Telephone Corp. (2)(b)	67,100	3,126,168
Obayashi Corp. (2)(b)	23,200	229,186
ORIX Corp. (2)(b)	22,800	340,744
Osaka Gas Co. Ltd. (2)(b)	22,000	383,943
Resona Holdings, Inc. (2)(b)	374,600	1,562,678
Sawai Pharmaceutical Co. Ltd. (2)	2,300	124,490
Shimizu Corp. (2)(b)	13,400	111,571
Shinsei Bank Ltd. (2)(b)	39,200	610,044
Shionogi & Co. Ltd. (2)(b)	800	46,226
Showa Denko KK (2)(b)	46,700	1,382,002
Sojitz Corp. (2)(b)	501,700	1,614,561
Sompo Holdings, Inc. (2)(b)	7,200	278,507
SUMCO Corp. (2)(b)	10,600	126,353
Sumitomo Chemical Co. Ltd. (2)(b)	124,400	579,249
Sumitomo Corp. (2)(b)	97,900	1,486,913
Sumitomo Dainippon Pharma Co. Ltd. (2)(b)	1,600	30,460

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Japan - 14.8% (continued)
Sumitomo Heavy Industries Ltd. (2)	21,500	$742,780
Sumitomo Mitsui Financial Group, Inc. (2)(b)	33,200	1,176,797
Sumitomo Mitsui Trust Holdings, Inc. (2)(b)	17,500	635,803
Suzuken Co. Ltd. (2)(b)	5,600	329,076
Taiheiyo Cement Corp. (2)(b)	21,000	637,575
Teijin Ltd. (2)(b)	37,600	642,380
Toho Gas Co. Ltd. (2)	800	29,498
Tohoku Electric Power Co., Inc. (2)(a)	27,300	276,246
Tokio Marine Holdings, Inc. (2)(b)	14,800	742,595
Tokyo Electric Power Co. Holdings, Inc. (2)*(b)	436,000	2,277,256
Tokyo Gas Co. Ltd. (2)(b)	45,100	1,063,095
Toppan Printing Co. Ltd. (2)(b)	5,500	83,635
Tosoh Corp. (2)(b)	35,600	502,136
Toyo Seikan Group Holdings Ltd. (2)(b)	26,600	528,883
Toyota Tsusho Corp. (2)(b)	4,100	124,545
West Japan Railway Co. (2)(b)	7,500	607,016
Yamada Denki Co. Ltd. (2)	14,600	64,615

		52,625,397

Luxembourg - 0.1%
ArcelorMittal (2)(a)	17,226	308,138

Malta - 0.0% (c)
Kindred Group plc, SDR (2)	10,921	92,713

Netherlands - 1.4%
Aegon NV (2)(b)	157,431	782,030
ASR Nederland NV (2)(b)	14,667	595,940
Koninklijke Ahold Delhaize NV (2)(b)	106,246	2,385,191
NN Group NV (2)(b)	27,069	1,088,144
Randstad NV (2)(b)	1,992	109,327
SBM Offshore NV (2)(b)	2,834	54,709
Signify NV (2)(b)(d)	4,439	130,973

		5,146,314

Norway - 0.5%
Equinor ASA (2)(b)	30,658	608,174
Leroy Seafood Group ASA (2)(b)	38,039	252,005
Mowi ASA (2)(b)	28,981	678,125
Salmar ASA (2)(b)	5,481	238,603

		1,776,907

Russia - 0.1%
Evraz plc (2)	58,302	493,663

Singapore - 0.3%
ComfortDelGro Corp. Ltd. (2)	277,700	546,122
Genting Singapore Ltd. (2)	46,300	31,501
SATS Ltd. (2)	24,700	95,301
Venture Corp. Ltd. (2)(a)	16,200	195,594
Wilmar International Ltd. (2)(a)	12,100	33,123

		901,641

Spain - 1.7%
Acciona SA (2)(b)	1,562	167,638
Acerinox SA (2)(b)	5,957	59,895
ACS Actividades de Construccion y Servicios SA (2)(b)	8,546	341,917

INVESTMENTS	SHARES	VALUE
Spain - 1.7% (continued)
Banco Bilbao Vizcaya Argentaria SA (2)(b)	128,845	$718,656
Cia de Distribucion Integral Logista Holdings SA (2)(b)	207	4,687
Enagas SA (2)	1,566	41,791
Endesa SA (2)(b)	49,898	1,283,404
Iberdrola SA (2)(b)	99,442	990,062
Mapfre SA (2)(b)	189,800	555,038
Mediaset Espana Comunicacion SA (2)	12,867	93,659
Naturgy Energy Group SA (2)(b)	17,745	489,032
Red Electrica Corp. SA (2)(b)	6,069	126,406
Repsol SA (2)(b)	61,088	958,645
Telefonica SA (2)(b)	33,831	278,203

		6,109,033

Sweden - 0.5%
Axfood AB (2)(b)	9,066	179,508
Boliden AB (2)(b)	9,391	240,634
Hennes & Mauritz AB, Class B (2)(b)	1,922	34,147
ICA Gruppen AB (2)(b)	2,079	89,397
Securitas AB, Class B (2)(b)	2,603	45,689
SKF AB, Class B (2)(b)	2,929	53,921
SSAB AB, Class A (2)(b)	164,085	572,928
Swedish Orphan Biovitrum AB (2)*(b)	15,853	305,933
Telefonaktiebolaget LM Ericsson, Class B (2)(b)	10,636	100,954
Telia Co. AB (2)(b)	7,116	31,547
Volvo AB, Class B (2)(b)	3,251	51,657

		1,706,315

Switzerland - 1.7%
Alcon, Inc. (2)*(b)	1,485	91,698
Baloise Holding AG (Registered) (2)(b)	1,176	208,278
Garrett Motion, Inc. *(a)(b)	8,608	132,133
Helvetia Holding AG (Registered) (2)(b)	3,603	452,283
Novartis AG (Registered) (2)(b)	2,019	184,318
Roche Holding AG (2)(b)	4,791	1,347,171
Sonova Holding AG (Registered) (2)(b)	865	196,873
Swiss Life Holding AG (Registered) (2)(b)	4,500	2,231,038
Temenos AG (Registered) (2)*(b)	177	31,693
Zurich Insurance Group AG (2)(b)	2,903	1,010,097

		5,885,582

United Kingdom - 2.6%
Aggreko plc (2)(b)	29,129	292,440
ASOS plc (2)*	1,455	47,223
Babcock International Group plc (2)(b)	25,962	151,130
Barratt Developments plc (2)(b)	37,493	272,836
Bellway plc (2)	7,026	248,502
Berkeley Group Holdings plc (2)(b)	7,693	364,598
Britvic plc (2)(b)	6,626	74,758
BT Group plc (2)(b)	331,733	829,443
Centrica plc (2)(b)	24,487	27,297
Dialog Semiconductor plc (2)*(b)	19,444	782,414
Dixons Carphone plc (2)	50,214	69,796
Drax Group plc (2)	58,146	192,057
Fiat Chrysler Automobiles NV (2)(b)	150,243	2,085,137
Greene King plc (2)	8,786	68,913
Hays plc (2)(b)	41,746	83,404

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 2.6% (continued)
Howden Joinery Group plc (2)(b)	24,718	$159,079
Inmarsat plc (2)(b)	25,245	174,860
J Sainsbury plc (2)(b)	91,209	226,654
Janus Henderson Group plc (a)	2,078	44,469
John Wood Group plc (2)(b)	17,955	103,384
Marks & Spencer Group plc (2)	29,415	78,647
Meggitt plc (2)	5,114	34,072
Micro Focus International plc (2)(b)	8,442	222,025
Moneysupermarket.com Group plc (2)	37,667	197,321
National Grid plc (2)(b)	69,911	743,495
Pennon Group plc (2)	23,784	224,326
Persimmon plc (2)(b)	5,747	146,002
Petrofac Ltd. (2)(b)	25,456	139,253
Playtech plc (2)	7,647	41,471
Royal Mail plc (2)(b)	15,867	42,750
Subsea 7 SA (2)(b)	2,717	32,853
Taylor Wimpey plc (2)	102,489	205,660
United Utilities Group plc (2)(a)(b)	76,301	759,492
WH Smith plc (2)	1,664	41,681
Whitbread plc (2)(b)	568	33,420

		9,240,862

United States - 64.9%
Aaron’s, Inc. (b)	6,641	407,824
Abbott Laboratories (a)	13,021	1,095,066
AbbVie, Inc. (b)	13,590	988,265
ABIOMED, Inc. *(a)	363	94,558
Accenture plc, Class A (a)	1,931	356,791
Activision Blizzard, Inc. (a)	1,534	72,405
Acuity Brands, Inc. (a)	1,830	252,375
Adobe, Inc. *(b)	2,931	863,619
Adtalem Global Education, Inc. *(a)	9,262	417,253
Advance Auto Parts, Inc. (b)	242	37,302
AES Corp. (a)	79,720	1,336,107
Aflac, Inc. (b)	29,850	1,636,079
Agilent Technologies, Inc. (b)	5,490	409,938
Air Lease Corp. (a)	4,582	189,420
Akamai Technologies, Inc. *(b)	16,653	1,334,571
Alexion Pharmaceuticals, Inc. *(b)	11,860	1,553,423
Allergan plc (b)	260	43,532
Allison Transmission Holdings, Inc. (b)	696	32,260
Allstate Corp. (The) (b)	8,692	883,889
Ally Financial, Inc. (b)	1,255	38,892
Alphabet, Inc., Class A *(b)	1,209	1,309,105
Amazon.com, Inc. *(b)	123	232,916
AMC Networks, Inc., Class A *(a)	30,926	1,685,158
AMERCO (a)	1,125	425,869
Ameren Corp. (b)	1,560	117,172
American Eagle Outfitters, Inc.	41,987	709,580
American Water Works Co., Inc. (a)	2,822	327,352
Ameriprise Financial, Inc. (b)	6,502	943,830
Amgen, Inc. (a)(b)	15,174	2,796,264
ANSYS, Inc. *(b)	1,213	248,447
Anthem, Inc. (b)	7,111	2,006,795
Apergy Corp. *(b)	2,995	100,452
Apple, Inc. (a)	691	136,763
Archer-Daniels-Midland Co. (a)	1,242	50,674
Armstrong World Industries, Inc. (b)	775	75,330

INVESTMENTS	SHARES	VALUE
United States - 64.9% (continued)
Arrow Electronics, Inc. *(a)(b)	14,617	$1,041,754
Aspen Technology, Inc. *(b)	1,968	244,583
Assurant, Inc.	340	36,169
Assured Guaranty Ltd. (b)	32,133	1,352,157
AT&T, Inc. (a)	18,759	628,614
Athene Holding Ltd., Class A *(a)(b)	52,070	2,242,134
AutoNation, Inc. *(a)(b)	1,234	51,754
AutoZone, Inc. *(a)	397	436,490
Avnet, Inc.	6,701	303,354
AXA Equitable Holdings, Inc. (a)	79,998	1,671,958
Bank of New York Mellon Corp. (The) (b)	1,181	52,141
Bausch Health Cos., Inc. *(b)	1,518	38,299
Baxter International, Inc. (a)	7,937	650,040
Becton Dickinson and Co. (b)	355	89,464
Bed Bath & Beyond, Inc. (a)	36,541	424,606
Belden, Inc. (a)	672	40,031
Best Buy Co., Inc. (a)	5,968	416,149
Biogen, Inc. *(a)(b)	12,295	2,875,431
Bio-Rad Laboratories, Inc., Class A *(a)	196	61,268
Bio-Techne Corp.	2,785	580,645
Boeing Co. (The) (b)	2,472	899,833
Booking Holdings, Inc. *(a)(b)	1,308	2,452,120
Booz Allen Hamilton Holding Corp. (b)	4,703	311,386
Boston Beer Co., Inc. (The), Class A *(a)	3,822	1,443,799
Boyd Gaming Corp. (a)	1,254	33,783
Brighthouse Financial, Inc. *	9,889	362,827
Brinker International, Inc. (a)	5,724	225,239
Bristol-Myers Squibb Co. (a)	21,429	971,805
BRP, Inc. (b)	9,668	345,510
Bruker Corp. (b)	4,248	212,188
Brunswick Corp. (a)(b)	2,737	125,601
Burlington Stores, Inc. *(b)	686	116,723
CACI International, Inc., Class A *(a)	2,563	524,364
Cadence Design Systems, Inc. *(b)	19,713	1,395,878
Callon Petroleum Co. *(a)	52,800	347,952
Capital One Financial Corp. (b)	11,601	1,052,675
Carlisle Cos., Inc. (b)	314	44,089
Carter’s, Inc. (a)	3,409	332,514
Casey’s General Stores, Inc. (a)	1,483	231,333
CBS Corp. (Non-Voting), Class B (b)	679	33,882
CDW Corp. (b)	9,768	1,084,248
Celanese Corp. (b)	343	36,975
Centene Corp. *(a)	3,324	174,311
Cerner Corp. (a)	30,781	2,256,247
Charles River Laboratories International, Inc. *	17,413	2,470,904
Chemed Corp.	363	130,985
Chesapeake Energy Corp. *	139,306	271,647
Church & Dwight Co., Inc. (a)	582	42,521
Churchill Downs, Inc. (b)	1,149	132,215
Ciena Corp. *(b)	20,724	852,378
Cigna Corp. (b)	676	106,504
Cinemark Holdings, Inc. (a)(b)	5,400	194,940
Cirrus Logic, Inc. *(b)	12,870	562,419
Cisco Systems, Inc. (a)	32,782	1,794,159
Citrix Systems, Inc. (b)	1,328	130,330
CNX Resources Corp. *(a)	56,874	415,749

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - 64.9% (continued)
Cognizant Technology Solutions Corp., Class A (b)	2,812	$178,253
Columbia Sportswear Co. (a)(b)	3,866	387,219
Comcast Corp., Class A (b)	8,057	340,650
CommScope Holding Co., Inc. *(a)	15,889	249,934
Consolidated Edison, Inc. (a)	26,936	2,361,747
Cooper Cos., Inc. (The) (a)(b)	2,164	729,030
Costco Wholesale Corp. (a)(b)	4,060	1,072,896
Cracker Barrel Old Country Store, Inc. (a)	1,110	189,510
Crane Co.	445	37,131
Credit Acceptance Corp. *(b)	308	149,020
Cummins, Inc. (a)(b)	2,599	445,313
Curtiss-Wright Corp. (b)	5,830	741,168
Dana, Inc. (b)	4,267	85,084
Danaher Corp. (a)(b)	18,170	2,596,855
Darden Restaurants, Inc. (a)	2,602	316,741
Deckers Outdoor Corp. *(b)	12,574	2,212,647
Delphi Technologies plc (b)	8,019	160,380
Deluxe Corp. (a)	4,439	180,490
Dick’s Sporting Goods, Inc. (b)	27,117	939,062
Dillard’s, Inc., Class A (a)	14,799	921,682
Discover Financial Services (a)	3,099	240,451
Discovery, Inc., Class A *(a)	8,467	259,937
Dollar General Corp. (b)	2,180	294,649
Domtar Corp. (a)	6,372	283,745
DTE Energy Co. (a)	3,500	447,580
Eaton Corp. plc (b)	12,557	1,045,747
eBay, Inc. (a)	48,731	1,924,875
EchoStar Corp., Class A *(a)	1,209	53,583
Edwards Lifesciences Corp. *(a)(b)	4,474	826,527
Eldorado Resorts, Inc. *(b)	13,461	620,148
Electronic Arts, Inc. *(b)	7,153	724,313
Eli Lilly & Co. (a)(b)	18,619	2,062,799
EMCOR Group, Inc. (a)(b)	1,314	115,763
Encompass Health Corp.	532	33,708
EPAM Systems, Inc. *(b)	536	92,782
Estee Lauder Cos., Inc. (The), Class A (b)	8,227	1,506,446
Evercore, Inc., Class A (b)	1,431	126,744
Everest Re Group Ltd. (a)(b)	3,076	760,326
Exelixis, Inc. *(b)	70,569	1,508,060
Exelon Corp. (b)	40,129	1,923,784
Expedia Group, Inc. (a)(b)	1,491	198,348
F5 Networks, Inc. *(b)	6,684	973,391
Facebook, Inc., Class A *(b)	10,858	2,095,594
Fair Isaac Corp. *(a)	1,038	325,953
Federated Investors, Inc., Class B (a)	10,143	329,648
First American Financial Corp. (a)(b)	1,541	82,752
Fiserv, Inc. *(a)	480	43,757
FLIR Systems, Inc. (b)	5,438	294,196
Foot Locker, Inc. (b)	43,240	1,812,621
Fortinet, Inc. *(b)	10,453	803,104
Gap, Inc. (The) (a)(b)	1,878	33,748
GATX Corp. (a)	567	44,957
Gilead Sciences, Inc. (b)	19,676	1,329,311
Globus Medical, Inc., Class A *(a)	11,879	502,482
Goldman Sachs Group, Inc. (The) (a)(b)	3,091	632,419
GrafTech International Ltd. (a)	13,831	159,057

INVESTMENTS	SHARES	VALUE
United States - 64.9% (continued)
Graham Holdings Co., Class B (b)	1,259	$868,748
H&R Block, Inc. (a)	22,416	656,789
Halliburton Co. (a)	8,870	201,704
Hanover Insurance Group, Inc. (The) (b)	276	35,411
HCA Healthcare, Inc. (b)	12,285	1,660,563
Helen of Troy Ltd. *(a)	1,260	164,543
Helmerich & Payne, Inc. (a)	6,532	330,650
Henry Schein, Inc. *(a)	7,719	539,558
Herman Miller, Inc. (b)	7,447	332,881
Hewlett Packard Enterprise Co. (b)	25,133	375,738
Hill-Rom Holdings, Inc.	5,637	589,743
HollyFrontier Corp. (b)	20,221	935,828
Honeywell International, Inc. (a)	2,671	466,330
Hormel Foods Corp. (a)	1,213	49,175
HP, Inc. (a)	27,680	575,467
Humana, Inc. (b)	2,153	571,191
Huntington Ingalls Industries, Inc. (a)(b)	9,908	2,226,724
IAC/InterActiveCorp *(a)(b)	4,166	906,230
Incyte Corp. *(b)	1,273	108,154
Inogen, Inc. *(a)	4,916	328,192
Insperity, Inc. (b)	3,153	385,107
Intel Corp. (b)	3,408	163,141
International Business Machines Corp. (b)	4,890	674,331
International Paper Co. (a)(b)	11,706	507,104
Intuit, Inc. (b)	2,860	747,404
Intuitive Surgical, Inc. *(a)	82	43,013
Invesco Ltd. (a)	10,952	224,078
Ionis Pharmaceuticals, Inc. *(a)	5,187	333,368
IQVIA Holdings, Inc. *(a)(b)	14,937	2,403,362
ITT, Inc.	4,000	261,920
j2 Global, Inc. (a)	15,573	1,384,284
Jabil, Inc. (b)	18,676	590,162
Jacobs Engineering Group, Inc. (a)	3,756	316,969
Jazz Pharmaceuticals plc *(b)	9,058	1,291,308
Johnson & Johnson (b)	4,155	578,708
JPMorgan Chase & Co. (a)	1,277	142,769
Juniper Networks, Inc. (a)(b)	44,767	1,192,145
KB Home	2,838	73,022
KBR, Inc. (a)	1,727	43,071
Keysight Technologies, Inc. *(b)	5,109	458,839
KLA-Tencor Corp. (b)	284	33,569
Kohl’s Corp. (a)(b)	29,726	1,413,471
Kontoor Brands, Inc. *	897	25,134
Kroger Co. (The) (b)	71,933	1,561,665
Laboratory Corp. of America Holdings *(b)	10,088	1,744,215
Lam Research Corp. (a)	3,908	734,079
Lennar Corp., Class A (a)	5,464	264,785
Ligand Pharmaceuticals, Inc. *(a)	265	30,250
Lincoln National Corp. (b)	12,090	779,201
Lockheed Martin Corp. (a)	734	266,838
LogMeIn, Inc. (b)	3,239	238,650
LPL Financial Holdings, Inc. (a)	1,471	119,989
Lululemon Athletica, Inc. *(b)	5,305	956,014
Lumentum Holdings, Inc. *(a)	8,270	441,701
Macy’s, Inc. (a)(b)	48,244	1,035,316
Mallinckrodt plc *	32,225	295,826
Manhattan Associates, Inc. *(a)	4,569	316,769

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - 64.9% (continued)
ManpowerGroup, Inc. (b)	14,693	$1,419,344
Masimo Corp. *(b)	6,530	971,795
MasTec, Inc. *(a)(b)	620	31,949
Match Group, Inc. (a)(b)	12,842	863,881
MAXIMUS, Inc.	3,303	239,600
McDermott International, Inc. *(a)	47,995	463,632
McKesson Corp. (b)	6,193	832,277
MEDNAX, Inc. *	9,788	246,951
Medtronic plc (b)	8,996	876,120
Merck & Co., Inc. (b)	32,881	2,757,071
MetLife, Inc. (b)	3,344	166,096
Mettler-Toledo International, Inc. *(b)	150	126,000
Michaels Cos., Inc. (The) *(a)	12,638	109,951
Micron Technology, Inc. *(a)(b)	60,718	2,343,108
Microsoft Corp. (b)	12,520	1,677,179
MKS Instruments, Inc. (a)	5,220	406,586
Molina Healthcare, Inc. *(b)	6,485	928,263
Molson Coors Brewing Co., Class B (a)(b)	10,859	608,104
Morgan Stanley (b)	5,317	232,938
Motorola Solutions, Inc. (b)	335	55,855
MSA Safety, Inc. (b)	1,887	198,871
MSCI, Inc. (a)	292	69,727
Murphy USA, Inc. *(a)(b)	3,475	292,004
Mylan NV *(a)	33,393	635,803
Nektar Therapeutics *(b)	1,033	36,754
New Jersey Resources Corp. (a)	3,598	179,072
NIKE, Inc., Class B (b)	6,522	547,522
Nordstrom, Inc.	8,861	282,311
Norfolk Southern Corp. (b)	264	52,623
Northrop Grumman Corp. (b)	653	210,991
NorthWestern Corp.	11,198	807,936
Norwegian Cruise Line Holdings Ltd. *(b)	9,177	492,163
NRG Energy, Inc. (b)	1,696	59,564
Nu Skin Enterprises, Inc., Class A	1,282	63,228
NuVasive, Inc. *(a)	5,274	308,740
nVent Electric plc (b)	7,431	184,214
Old Republic International Corp. (a)(b)	25,011	559,746
Omnicom Group, Inc. (a)	1,143	93,669
ON Semiconductor Corp. *(b)	29,691	600,055
OneMain Holdings, Inc. (b)	13,279	448,963
Oracle Corp. (b)	28,920	1,647,572
Oshkosh Corp. (b)	3,829	319,683
Packaging Corp. of America (b)	2,028	193,309
Parker-Hannifin Corp. (b)	585	99,456
Patterson Cos., Inc. (a)	4,549	104,172
Patterson-UTI Energy, Inc. (a)	43,824	504,414
Paycom Software, Inc. *(b)	1,338	303,351
PBF Energy, Inc., Class A (b)	16,582	519,017
Penske Automotive Group, Inc. (a)	5,080	240,284
PerkinElmer, Inc. (a)	2,366	227,940
Pfizer, Inc. (a)(b)	65,058	2,818,312
Phillips 66 (a)(b)	9,587	896,768
Pilgrim’s Pride Corp. *(b)	28,682	728,236
Pinnacle West Capital Corp. (b)	596	56,078
Popular, Inc.	4,860	263,606
PRA Health Sciences, Inc. *(b)	19,293	1,912,901
Progressive Corp. (The) (b)	880	70,338

INVESTMENTS	SHARES	VALUE
United States - 64.9% (continued)
Public Service Enterprise Group, Inc. (a)	1,589	$93,465
PulteGroup, Inc. (a)(b)	63,009	1,992,345
PVH Corp.	3,444	325,940
QIAGEN NV *(a)	20,135	816,474
Quanta Services, Inc. (b)	27,861	1,064,012
Quest Diagnostics, Inc. (a)(b)	601	61,188
Qurate Retail, Inc. *(a)(b)	90,023	1,115,385
Ralph Lauren Corp. (a)	2,529	287,269
Raytheon Co. (b)	7,815	1,358,872
Regal Beloit Corp. (a)(b)	6,193	506,030
Regeneron Pharmaceuticals, Inc. *(a)(b)	3,223	1,008,799
Reinsurance Group of America, Inc. (b)	6,036	941,797
Reliance Steel & Aluminum Co. (b)	496	46,932
Republic Services, Inc. (a)	2,989	258,967
Resideo Technologies, Inc. *	5,242	114,905
Robert Half International, Inc. (a)(b)	25,691	1,464,644
Ross Stores, Inc. (a)(b)	5,748	569,742
Royal Caribbean Cruises Ltd. (a)(b)	1,891	229,208
RPC, Inc. (a)	66,694	480,864
Ryder System, Inc. (b)	948	55,268
Sally Beauty Holdings, Inc. *(a)	37,956	506,333
Santander Consumer USA Holdings, Inc. (a)	15,869	380,221
Schneider National, Inc., Class B (b)	2,661	48,537
Seagate Technology plc (a)(b)	14,748	694,926
Service Corp. International (a)(b)	8,149	381,210
ServiceMaster Global Holdings, Inc. *(a)	4,420	230,238
Silgan Holdings, Inc. (a)	3,479	106,457
Skechers U.S.A., Inc., Class A *(b)	28,440	895,576
Skyworks Solutions, Inc. (a)(b)	5,004	386,659
SM Energy Co. (b)	8,753	109,588
Snap-on, Inc. (a)(b)	3,550	588,022
Sonoco Products Co. (a)	4,559	297,885
Southwestern Energy Co. *(a)	306,698	969,166
Spirit AeroSystems Holdings, Inc., Class A (b)	22,292	1,813,900
SS&C Technologies Holdings, Inc. (b)	964	55,536
STERIS plc (a)	3,615	538,201
Stifel Financial Corp. (b)	2,237	132,117
Stryker Corp. (b)	3,224	662,790
Symantec Corp. (b)	22,732	494,648
Synchrony Financial (b)	27,955	969,200
Synopsys, Inc. *(b)	1,976	254,291
Target Corp. (a)(b)	20,658	1,789,189
TE Connectivity Ltd. (a)	527	50,476
Tech Data Corp. *(b)	15,468	1,617,953
TEGNA, Inc.	66,007	1,000,006
Teledyne Technologies, Inc. *(a)(b)	5,079	1,390,986
Telephone & Data Systems, Inc. (b)	23,802	723,581
Teradyne, Inc. (b)	2,445	117,140
Textron, Inc. (a)	20,854	1,106,096
Thermo Fisher Scientific, Inc. (b)	6,724	1,974,704
TJX Cos., Inc. (The) (b)	11,727	620,124
T-Mobile US, Inc. *(b)	15,007	1,112,619
Toll Brothers, Inc. (a)	11,301	413,843
Torchmark Corp. (b)	5,052	451,952
Tractor Supply Co. (b)	491	53,421

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - 64.9% (continued)
Travelers Cos., Inc. (The) (a)	1,953	$292,013
TRI Pointe Group, Inc. *(a)	21,503	257,391
TripAdvisor, Inc. *(b)	29,469	1,364,120
Twitter, Inc. *(b)	23,111	806,574
Tyson Foods, Inc., Class A (a)	7,730	624,120
Ubiquiti Networks, Inc. (a)	1,189	156,354
UGI Corp. (b)	6,985	373,069
United States Cellular Corp. *(b)	3,520	157,238
United Therapeutics Corp. *(a)	13,116	1,023,835
UnitedHealth Group, Inc. (a)(b)	596	145,430
Universal Health Services, Inc., Class B (a)	11,811	1,540,036
Urban Outfitters, Inc. *(a)	34,248	779,142
Valero Energy Corp. (a)(b)	10,926	935,375
Varian Medical Systems, Inc. *(a)	5,977	813,649
Veeva Systems, Inc., Class A *(b)	16,339	2,648,714
VeriSign, Inc. *(b)	4,206	879,727
Verizon Communications, Inc. (a)(b)	51,425	2,937,909
Vertex Pharmaceuticals, Inc. *(b)	1,277	234,176
VF Corp. (b)	6,284	548,907
Viacom, Inc., Class B (a)(b)	92,389	2,759,658
Vishay Intertechnology, Inc. (a)	18,536	306,215
Vistra Energy Corp. (b)	46,365	1,049,704
VMware, Inc., Class A (b)	5,294	885,210
Voya Financial, Inc. (b)	4,914	271,744
Walmart, Inc. (a)	13,562	1,498,465
Walt Disney Co. (The) (a)(b)	5,803	810,331
Waste Management, Inc. (a)(b)	9,329	1,076,287
Weight Watchers International, Inc. *(b)	14,451	276,014
Werner Enterprises, Inc. (a)	12,418	385,951
WESCO International, Inc. *	2,038	103,225
West Pharmaceutical Services, Inc. (b)	2,485	310,998
Whiting Petroleum Corp. *(a)	31,087	580,705
Williams-Sonoma, Inc. (a)	16,871	1,096,615
Woodward, Inc. (a)	4,517	511,144
Xerox Corp. (b)	32,251	1,142,008
Zebra Technologies Corp., Class A *(a)(b)	3,113	652,142
Zimmer Biomet Holdings, Inc. (b)	4,534	533,833
Zoetis, Inc. (b)	7,628	865,702

		231,119,183

TOTAL COMMON STOCKS (Cost $340,118,253)		366,661,626

SHORT-TERM INVESTMENTS - 77.0%
INVESTMENT COMPANIES - 51.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (e)(f)	10,162,345	10,162,344
Limited Purpose Cash Investment Fund, 2.36% (e)	167,386,662	167,420,139
UBS Select Treasury Preferred Fund, Class I, 2.23% (e)	3,832,186	3,832,186

TOTAL INVESTMENT COMPANIES (Cost $181,355,702)		181,414,669

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 26.0%
U.S. Treasury Bills
2.54%, 7/5/2019 (2)(g)	$2,940,000	$2,939,363
2.50%, 7/11/2019 (2)(g)	2,596,000	2,594,610
2.48%, 7/25/2019 (2)(g)	8,259,000	8,248,263
2.48%, 8/1/2019 (2)(g)	9,087,000	9,071,272
2.47%, 8/8/2019 (2)(g)	11,338,000	11,313,331
2.47%, 8/15/2019 (2)(g)	18,395,000	18,346,886
2.49%, 8/22/2019 (2)(g)	8,553,000	8,527,068
2.49%, 8/29/2019 (2)(g)	15,680,000	15,626,035
2.49%, 9/5/2019 (2)(g)(h)	7,223,000	7,195,291
2.49%, 9/12/2019 (2)(g)(h)	3,137,000	3,123,880
2.05%, 12/26/2019 (2)(g)	5,549,000	5,492,823

TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,439,037)		92,478,822

TOTAL SHORT-TERM INVESTMENTS (Cost $273,794,739)		273,893,491

TOTAL LONG POSITIONS (Cost $613,912,992)		640,555,117

	SHARES
SHORT POSITIONS - (88.2)%
COMMON STOCKS - (88.2)%

Australia - (1.6)%
AMP Ltd. (2)	(476,609)	(710,950)
APA Group (2)	(23,848)	(180,847)
Challenger Ltd. (2)	(108,849)	(508,069)
Domino’s Pizza Enterprises Ltd. (2)	(13,841)	(365,788)
Iluka Resources Ltd. (2)	(5,977)	(45,381)
Lendlease Group (2)	(56,144)	(513,039)
Medibank Pvt Ltd. (2)	(254,354)	(624,111)
Origin Energy Ltd. (2)	(35,681)	(183,476)
Qantas Airways Ltd. (2)	(18,194)	(69,044)
QBE Insurance Group Ltd. (2)	(70,864)	(589,530)
Ramsay Health Care Ltd. (2)	(5,553)	(281,918)
REA Group Ltd. (2)	(956)	(64,581)
SEEK Ltd. (2)	(40,563)	(603,752)
Tabcorp Holdings Ltd. (2)	(13,666)	(42,698)
Transurban Group (2)	(25,269)	(261,646)
Treasury Wine Estates Ltd. (2)	(69,281)	(727,622)
Vocus Group Ltd. (2)*	(26,006)	(59,757)

		(5,832,209)

Austria - (0.1)%
ams AG (2)*	(12,499)	(489,364)

Belgium - (0.7)%
Anheuser-Busch InBev SA/NV (2)	(11,860)	(1,049,495)
Galapagos NV (2)*	(6,685)	(863,391)
Telenet Group Holding NV (2)	(7,491)	(417,418)

		(2,330,304)

Canada - (2.2)%
Agnico Eagle Mines Ltd.	(1,908)	(97,822)
AltaGas Ltd.	(47,446)	(717,731)
BlackBerry Ltd. *	(41,152)	(306,703)
Bombardier, Inc., Class B *	(228,490)	(383,856)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Canada - (2.2)% (continued)
Cameco Corp.	(27,704)	$(297,021)
CCL Industries, Inc., Class B	(7,770)	(381,039)
Cenovus Energy, Inc.	(46,316)	(408,499)
Dollarama, Inc.	(26,197)	(921,612)
Element Fleet Management Corp.	(34,621)	(252,741)
Enbridge, Inc.	(14,078)	(508,487)
Finning International, Inc.	(12,150)	(221,466)
Franco-Nevada Corp.	(857)	(72,739)
Inter Pipeline Ltd.	(16,549)	(257,419)
Keyera Corp.	(12,297)	(316,451)
Onex Corp.	(1,269)	(76,544)
Pembina Pipeline Corp.	(6,188)	(230,358)
PrairieSky Royalty Ltd.	(12,860)	(180,691)
Restaurant Brands International, Inc.	(2,794)	(194,303)
SNC-Lavalin Group, Inc.	(17,596)	(355,803)
Stars Group, Inc. (The) *	(21,352)	(364,413)
TC Energy Corp.	(2,113)	(104,750)
Wheaton Precious Metals Corp.	(46,056)	(1,113,814)

		(7,764,262)

Chile - (0.1)%
Antofagasta plc (2)	(4,106)	(48,501)
Lundin Mining Corp.	(51,904)	(285,768)

		(334,269)

Colombia - (0.1)%
Millicom International Cellular SA, SDR (2)	(3,409)	(191,898)

Denmark - (0.6)%
AP Moller - Maersk A/S, Class B (2)	(910)	(1,132,328)
Chr Hansen Holding A/S (2)	(386)	(36,325)
Dfds A/S (2)	(982)	(41,706)
Drilling Co. of 1972 A/S (The) (2)*	(1,337)	(103,878)
FLSmidth & Co. A/S (2)	(5,003)	(226,695)
Genmab A/S (2)*	(3,954)	(727,697)

		(2,268,629)

Finland - 0.0% (c)
Cargotec OYJ, Class B (2)	(1,181)	(44,875)
Huhtamaki OYJ (2)	(1,946)	(80,033)

		(124,908)

France - (1.9)%
Accor SA (2)	(14,418)	(618,856)
Adevinta ASA, Class A (2)*	(4,997)	(55,532)
Airbus SE (2)	(5,953)	(842,478)
BioMerieux (2)	(1,499)	(124,205)
Bollore SA (2)	(40,690)	(179,541)
Cie Plastic Omnium SA (2)	(2,230)	(57,993)
Dassault Systemes SE (2)	(1,170)	(186,621)
Edenred (2)	(7,469)	(380,654)
Elior Group SA (2)(d)	(2,773)	(38,139)
EssilorLuxottica SA (2)	(1,150)	(149,870)
Getlink SE (2)	(8,095)	(129,670)
Iliad SA (2)	(7,711)	(865,926)
Ingenico Group SA (2)	(7,744)	(685,355)
JCDecaux SA (2)	(5,826)	(176,418)
Legrand SA (2)	(2,535)	(185,331)

INVESTMENTS	SHARES	VALUE
France - (1.9)% (continued)
Natixis SA (2)	(7,408)	$(29,829)
Orpea (2)	(3,960)	(477,663)
Remy Cointreau SA (2)	(3,082)	(444,250)
Safran SA (2)	(813)	(118,935)
Sartorius Stedim Biotech (2)	(296)	(46,674)
SEB SA (2)	(1,131)	(203,470)
Sopra Steria Group (2)	(313)	(36,471)
Technicolor SA (Registered) (2)*	(36,391)	(33,707)
Ubisoft Entertainment SA (2)*	(1,053)	(82,354)
Valeo SA (2)	(8,437)	(274,674)
Vivendi SA (2)	(12,752)	(349,949)
Worldline SA (2)*(d)	(569)	(41,340)

		(6,815,905)

Germany - (2.1)%
1&1 Drillisch AG (2)	(6,588)	(219,821)
Beiersdorf AG (2)	(3,303)	(396,050)
CECONOMY AG (2)*	(28,355)	(173,346)
Commerzbank AG (2)	(23,904)	(171,662)
Delivery Hero SE (2)*(d)	(15,557)	(706,169)
Deutsche Bank AG (Registered) (2)	(194,417)	(1,499,163)
Deutsche Post AG (Registered) (2)	(1,077)	(35,430)
Duerr AG (2)	(988)	(33,754)
Fielmann AG (2)	(774)	(56,055)
GEA Group AG (2)	(12,378)	(351,295)
Infineon Technologies AG (2)	(23,562)	(418,689)
LANXESS AG (2)	(629)	(37,356)
OSRAM Licht AG (2)	(24,660)	(814,599)
RWE AG (2)	(21,401)	(528,082)
Sartorius AG (Preference) (2)	(182)	(37,325)
Telefonica Deutschland Holding AG (2)	(108,167)	(302,526)
thyssenkrupp AG (2)	(54,804)	(800,179)
United Internet AG (Registered) (2)	(12,838)	(422,962)
Zalando SE (2)*(d)	(13,692)	(606,236)

		(7,610,699)

Ghana - (0.3)%
Kosmos Energy Ltd.	(148,367)	(930,261)

Ireland - (0.3)%
James Hardie Industries plc, CHESS (2)	(73,250)	(964,276)

Italy - (1.4)%
Atlantia SpA (2)	(11,855)	(309,135)
Banca Generali SpA (2)	(12,698)	(365,633)
Buzzi Unicem SpA (2)	(7,013)	(142,391)
Davide Campari-Milano SpA (2)	(35,803)	(350,750)
Ferrari NV (2)	(8,970)	(1,454,393)
FinecoBank Banca Fineco SpA (2)	(30,055)	(335,278)
Freni Brembo SpA (2)	(24,983)	(287,514)
Leonardo SpA (2)	(6,371)	(80,826)
Moncler SpA (2)	(7,411)	(317,645)
Pirelli & C SpA (2)(d)	(11,227)	(66,271)
Prysmian SpA (2)	(42,329)	(874,590)
Recordati SpA (2)	(8,385)	(349,489)
Telecom Italia SpA (2)*	(201,248)	(109,873)

		(5,043,788)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Japan - (14.2)%
Acom Co. Ltd. (2)	(18,800)	$(67,844)
Aeon Co. Ltd. (2)	(39,800)	(684,936)
ANA Holdings, Inc. (2)	(3,500)	(116,012)
Asahi Intecc Co. Ltd. (2)	(6,400)	(158,202)
Asics Corp. (2)	(33,000)	(358,385)
Bank of Kyoto Ltd. (The) (2)	(900)	(34,893)
Benesse Holdings, Inc. (2)	(8,500)	(198,368)
Calbee, Inc. (2)	(1,200)	(32,410)
Casio Computer Co. Ltd. (2)	(12,500)	(155,850)
Chiyoda Corp. (2)	(36,300)	(97,619)
Chugoku Electric Power Co., Inc. (The) (2)	(11,500)	(145,024)
Coca-Cola Bottlers Japan Holdings, Inc. (2)	(23,600)	(598,593)
Cosmos Pharmaceutical Corp. (2)	(4,700)	(799,115)
CyberAgent, Inc. (2)	(38,600)	(1,406,665)
Daifuku Co. Ltd. (2)	(13,600)	(768,172)
Daiichi Sankyo Co. Ltd. (2)	(7,100)	(372,363)
Daikin Industries Ltd. (2)	(12,600)	(1,649,831)
Denso Corp. (2)	(1,300)	(54,816)
Disco Corp. (2)	(3,100)	(511,549)
Eisai Co. Ltd. (2)	(3,400)	(192,699)
FamilyMart UNY Holdings Co. Ltd. (2)	(30,600)	(730,561)
FANUC Corp. (2)	(2,100)	(390,207)
Fast Retailing Co. Ltd. (2)	(1,900)	(1,150,067)
Fuji Electric Co. Ltd. (2)	(1,800)	(62,382)
Hikari Tsushin, Inc. (2)	(900)	(196,620)
Hirose Electric Co. Ltd. (2)	(500)	(55,949)
Hisamitsu Pharmaceutical Co., Inc. (2)	(1,700)	(67,372)
Hokuriku Electric Power Co. (2)	(13,200)	(95,842)
Hoshizaki Corp. (2)	(500)	(37,286)
Isetan Mitsukoshi Holdings Ltd. (2)	(22,300)	(181,022)
Izumi Co. Ltd. (2)	(4,400)	(178,174)
J Front Retailing Co. Ltd. (2)	(26,600)	(305,588)
Japan Airport Terminal Co. Ltd. (2)	(10,400)	(444,796)
JGC Corp. (2)	(34,900)	(477,467)
Kakaku.com, Inc. (2)	(2,800)	(54,153)
Kansai Paint Co. Ltd. (2)	(27,400)	(575,841)
Keikyu Corp. (2)	(24,000)	(413,828)
Keio Corp. (2)	(2,500)	(164,758)
Keyence Corp. (2)	(2,100)	(1,295,117)
Kikkoman Corp. (2)	(9,500)	(414,260)
Kintetsu Group Holdings Co. Ltd. (2)	(3,600)	(172,593)
Kobayashi Pharmaceutical Co. Ltd. (2)	(2,400)	(172,187)
Koito Manufacturing Co. Ltd. (2)	(5,700)	(305,044)
Kose Corp. (2)	(4,400)	(742,641)
Lawson, Inc. (2)	(5,500)	(264,230)
LINE Corp. (2)*	(18,800)	(528,760)
Lion Corp. (2)	(4,200)	(78,352)
LIXIL Group Corp. (2)	(59,300)	(940,677)
M3, Inc. (2)	(55,700)	(1,022,143)
Makita Corp. (2)	(6,100)	(208,269)
Marui Group Co. Ltd. (2)	(37,200)	(758,625)
Matsumotokiyoshi Holdings Co. Ltd. (2)	(3,800)	(111,617)
McDonald’s Holdings Co. Japan Ltd. (2)	(800)	(35,296)
MEIJI Holdings Co. Ltd. (2)	(2,800)	(200,203)
MINEBEA MITSUMI, Inc. (2)	(8,400)	(143,116)
MISUMI Group, Inc. (2)	(38,600)	(972,984)
Mitsui OSK Lines Ltd. (2)	(1,500)	(36,020)

INVESTMENTS	SHARES	VALUE
Japan - (14.2)% (continued)
MonotaRO Co. Ltd. (2)	(45,100)	$(1,104,781)
Murata Manufacturing Co. Ltd. (2)	(2,700)	(121,556)
Nabtesco Corp. (2)	(20,400)	(569,915)
Nankai Electric Railway Co. Ltd. (2)	(1,100)	(26,788)
Nidec Corp. (2)	(19,900)	(2,732,965)
Nifco, Inc. (2)	(3,900)	(96,834)
Nikon Corp. (2)	(2,600)	(36,971)
Nintendo Co. Ltd. (2)	(3,100)	(1,137,386)
Nippon Paint Holdings Co. Ltd. (2)	(11,800)	(459,382)
Nippon Shinyaku Co. Ltd. (2)	(9,100)	(644,192)
Nippon Yusen KK (2)	(13,000)	(209,226)
Nissin Foods Holdings Co. Ltd. (2)	(3,300)	(212,856)
Nitori Holdings Co. Ltd. (2)	(6,300)	(836,024)
Nomura Holdings, Inc. (2)	(60,100)	(212,765)
Nomura Research Institute Ltd. (2)	(11,700)	(188,151)
Odakyu Electric Railway Co. Ltd. (2)	(8,600)	(210,748)
Ono Pharmaceutical Co. Ltd. (2)	(14,500)	(260,707)
Oriental Land Co. Ltd. (2)	(4,700)	(583,073)
Pan Pacific International Holdings Corp. (2)	(13,300)	(845,608)
Panasonic Corp. (2)	(4,400)	(36,754)
Park24 Co. Ltd. (2)	(16,000)	(373,561)
PeptiDream, Inc. (2)*	(17,600)	(903,971)
Persol Holdings Co. Ltd. (2)	(45,600)	(1,075,070)
Pigeon Corp. (2)	(23,400)	(943,625)
Pola Orbis Holdings, Inc. (2)	(7,900)	(221,375)
Recruit Holdings Co. Ltd. (2)	(14,200)	(475,443)
Renesas Electronics Corp. (2)*	(90,600)	(450,714)
Rinnai Corp. (2)	(1,000)	(63,701)
Rohm Co. Ltd. (2)	(2,600)	(175,177)
Ryohin Keikaku Co. Ltd. (2)	(4,300)	(779,094)
Santen Pharmaceutical Co. Ltd. (2)	(12,900)	(214,464)
Sega Sammy Holdings, Inc. (2)	(13,500)	(164,358)
Seibu Holdings, Inc. (2)	(2,100)	(35,057)
Seiko Epson Corp. (2)	(3,600)	(57,039)
Sharp Corp. (2)	(20,100)	(221,718)
Shimadzu Corp. (2)	(8,400)	(206,792)
Shimano, Inc. (2)	(800)	(119,208)
Shiseido Co. Ltd. (2)	(8,300)	(627,785)
SMC Corp. (2)	(700)	(262,413)
Sohgo Security Services Co. Ltd. (2)	(3,700)	(171,022)
Sony Corp. (2)	(900)	(47,295)
Sony Financial Holdings, Inc. (2)	(8,500)	(204,554)
Square Enix Holdings Co. Ltd. (2)	(6,300)	(202,433)
Sugi Holdings Co. Ltd. (2)	(1,100)	(52,097)
Sundrug Co. Ltd. (2)	(4,300)	(116,619)
Sysmex Corp. (2)	(5,600)	(366,353)
T&D Holdings, Inc. (2)	(13,900)	(151,281)
Takeda Pharmaceutical Co. Ltd. (2)	(23,300)	(828,847)
TDK Corp. (2)	(2,500)	(194,735)
Terumo Corp. (2)	(7,500)	(224,051)
THK Co. Ltd. (2)	(3,700)	(88,998)
Tobu Railway Co. Ltd. (2)	(5,900)	(172,188)
Tokyo Electron Ltd. (2)	(2,200)	(309,222)
TOTO Ltd. (2)	(30,900)	(1,223,710)
Trend Micro, Inc. (2)	(900)	(40,216)
Tsuruha Holdings, Inc. (2)	(8,700)	(806,867)
Unicharm Corp. (2)	(17,700)	(533,629)
USS Co. Ltd. (2)	(2,300)	(45,437)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
Japan - (14.2)% (continued)
Welcia Holdings Co. Ltd. (2)	(17,000)	$(693,585)
Yahoo Japan Corp. (2)	(24,700)	(72,656)
Yakult Honsha Co. Ltd. (2)	(9,700)	(572,482)
Yamato Holdings Co. Ltd. (2)	(28,300)	(576,854)
Yaskawa Electric Corp. (2)	(31,200)	(1,066,946)
Yokogawa Electric Corp. (2)	(9,900)	(194,858)
ZOZO, Inc. (2)	(60,900)	(1,142,908)

		(50,384,483)

Luxembourg - (0.1)%
Eurofins Scientific SE (2)*	(75)	(33,095)
Tenaris SA (2)	(17,989)	(235,940)

		(269,035)

Netherlands - (0.8)%
Akzo Nobel NV (2)	(942)	(88,520)
Altice Europe NV (2)*	(163,149)	(584,344)
ASML Holding NV (2)	(3,692)	(768,268)
Boskalis Westminster (2)	(8,492)	(195,905)
Heineken NV (2)	(476)	(53,051)
Koninklijke KPN NV (2)	(274,404)	(842,639)
OCI NV (2)*	(5,735)	(157,471)

		(2,690,198)

Norway - 0.0% (c)
Schibsted ASA, Class A (2)	(5,004)	(138,219)

Panama - (0.4)%
Copa Holdings SA, Class A	(13,646)	(1,331,440)

Singapore - (0.1)%
CapitaLand Ltd. (2)	(85,800)	(224,043)
City Developments Ltd. (2)	(25,900)	(181,428)
Singapore Telecommunications Ltd. (2)	(13,900)	(35,978)

		(441,449)

South Africa - (0.1)%
Old Mutual Ltd. (2)	(195,356)	(292,122)

Spain - (1.3)%
Bankia SA (2)	(73,451)	(173,491)
Cellnex Telecom SA (2)*(d)	(37,034)	(1,370,016)
Ferrovial SA (2)	(36,500)	(934,350)
Grifols SA (2)	(15,298)	(452,721)
Industria de Diseno Textil SA (2)	(55,068)	(1,656,847)

		(4,587,425)

Sweden - (0.6)%
Assa Abloy AB, Class B (2)	(1,474)	(33,257)
Autoliv, Inc.	(6,852)	(483,135)
Holmen AB, Class B (2)	(2,195)	(46,891)
Husqvarna AB, Class B (2)	(20,627)	(193,163)
NCC AB, Class B (2)	(2,269)	(39,344)
Saab AB, Class B (2)	(7,804)	(254,168)
Svenska Cellulosa AB SCA, Class B (2)	(102,457)	(891,306)
Swedish Match AB (2)	(1,010)	(42,701)
Tele2 AB, Class B (2)	(7,526)	(109,919)

		(2,093,884)

INVESTMENTS	SHARES	VALUE
Switzerland - (1.3)%
ABB Ltd. (Registered) (2)	(18,778)	$(376,464)
Cie Financiere Richemont SA (Registered) (2)	(419)	(35,605)
Credit Suisse Group AG (Registered) (2)*	(74,298)	(889,286)
Dufry AG (Registered) (2)*	(2,577)	(218,382)
Glencore plc (2)*	(169,631)	(587,081)
Idorsia Ltd. (2)*	(12,218)	(279,586)
Julius Baer Group Ltd. (2)*	(4,732)	(210,830)
Kuehne + Nagel International AG (Registered) (2)	(437)	(64,911)
LafargeHolcim Ltd. (Registered) (2)*	(3,994)	(195,293)
OC Oerlikon Corp. AG (Registered) (2)	(4,550)	(55,600)
STMicroelectronics NV (2)	(66,032)	(1,169,426)
UBS Group AG (Registered) (2)*	(7,807)	(92,788)
Vifor Pharma AG (2)	(2,052)	(296,592)

		(4,471,844)

United Arab Emirates - (0.2)%
NMC Health plc (2)	(23,107)	(706,975)

United Kingdom - (1.9)%
Ashtead Group plc (2)	(1,288)	(36,903)
BBA Aviation plc (2)	(11,062)	(39,659)
British American Tobacco plc (2)	(8,505)	(296,960)
Capita plc (2)*	(230,941)	(309,669)
CNH Industrial NV (2)	(63,120)	(648,447)
Cobham plc (2)*	(39,680)	(53,706)
ConvaTec Group plc (2)(d)	(55,288)	(102,442)
easyJet plc (2)	(2,826)	(34,216)
Hargreaves Lansdown plc (2)	(9,229)	(225,494)
Hiscox Ltd. (2)	(6,819)	(146,507)
International Consolidated Airlines Group SA (2)	(6,901)	(41,839)
Linde plc	(3,163)	(635,130)
Melrose Industries plc (2)	(354,212)	(814,248)
Mondi plc (2)	(8,874)	(201,974)
Ocado Group plc (2)*	(7,681)	(113,863)
Provident Financial plc (2)	(24,428)	(127,918)
Prudential plc (2)	(87,393)	(1,907,874)
Quilter plc (2)(d)	(24,308)	(43,300)
Reckitt Benckiser Group plc (2)	(1,777)	(140,303)
Rentokil Initial plc (2)	(37,992)	(191,810)
RSA Insurance Group plc (2)	(14,266)	(104,549)
St James’s Place plc (2)	(8,101)	(113,110)
Standard Life Aberdeen plc (2)	(55,626)	(208,128)
Weir Group plc (The) (2)	(8,575)	(168,725)

		(6,706,774)

United States - (55.6)%
2U, Inc. *	(4,360)	(164,110)
Acadia Healthcare Co., Inc. *	(16,391)	(572,865)
Adient plc	(24,786)	(601,556)
Advanced Micro Devices, Inc. *	(38,808)	(1,178,599)
Agios Pharmaceuticals, Inc. *	(23,488)	(1,171,581)
Akorn, Inc. *	(59,206)	(304,911)
Alaska Air Group, Inc.	(17,269)	(1,103,662)
Albemarle Corp.	(11,751)	(827,388)
Alcoa Corp. *	(69,171)	(1,619,293)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - (55.6)% (continued)
Alkermes plc *	(4,191)	$(94,465)
Allegheny Technologies, Inc. *	(27,425)	(691,110)
Alliance Data Systems Corp.	(298)	(41,759)
Allscripts Healthcare Solutions, Inc. *	(22,313)	(259,500)
Alnylam Pharmaceuticals, Inc. *	(23,950)	(1,737,812)
Altice USA, Inc., Class A *	(6,697)	(163,072)
Altria Group, Inc.	(28,075)	(1,329,351)
American Airlines Group, Inc.	(38,051)	(1,240,843)
American International Group, Inc.	(33,576)	(1,788,929)
Antero Resources Corp. *	(4,456)	(24,642)
AO Smith Corp.	(4,147)	(195,573)
Aon plc	(905)	(174,647)
Apache Corp.	(53,758)	(1,557,369)
AptarGroup, Inc.	(2,039)	(253,529)
Aptiv plc	(21,713)	(1,755,062)
Arconic, Inc.	(6,655)	(171,832)
Ashland Global Holdings, Inc.	(5,056)	(404,328)
Atlassian Corp. plc, Class A *	(300)	(39,252)
Autodesk, Inc. *	(787)	(128,202)
Avangrid, Inc.	(1,757)	(88,729)
Avanos Medical, Inc. *	(3,820)	(166,590)
Avery Dennison Corp.	(293)	(33,894)
Avis Budget Group, Inc. *	(2,148)	(75,524)
Axalta Coating Systems Ltd. *	(48,342)	(1,439,141)
Axis Capital Holdings Ltd.	(3,006)	(179,308)
Baker Hughes a GE Co.	(40,108)	(987,860)
Ball Corp.	(5,253)	(367,657)
BancorpSouth Bank	(2,639)	(76,637)
Bank OZK	(7,363)	(221,553)
Berry Global Group, Inc. *	(9,087)	(477,885)
BGC Partners, Inc., Class A	(76,942)	(402,407)
BioMarin Pharmaceutical, Inc. *	(1,279)	(109,546)
Bluebird Bio, Inc. *	(11,022)	(1,401,998)
BorgWarner, Inc.	(8,292)	(348,098)
Brink’s Co. (The)	(9,457)	(767,719)
Broadcom, Inc.	(281)	(80,889)
Brown-Forman Corp., Class B	(21,829)	(1,209,981)
Bunge Ltd.	(15,413)	(858,658)
BWX Technologies, Inc.	(14,722)	(767,016)
Cabot Corp.	(6,704)	(319,848)
Cabot Oil & Gas Corp.	(18,063)	(414,726)
Caesars Entertainment Corp. *	(38,569)	(455,886)
Campbell Soup Co.	(29,213)	(1,170,565)
CarMax, Inc. *	(1,952)	(169,492)
Carpenter Technology Corp.	(6,070)	(291,239)
Cathay General Bancorp	(1,246)	(44,744)
Cboe Global Markets, Inc.	(15,439)	(1,599,944)
CenterPoint Energy, Inc.	(29,429)	(842,552)
Charles Schwab Corp. (The)	(19,741)	(793,391)
Charter Communications, Inc., Class A *	(1,890)	(746,890)
Chemours Co. (The)	(8,249)	(197,976)
Cheniere Energy, Inc. *	(48,776)	(3,338,716)
Chevron Corp.	(5,878)	(731,458)
CIT Group, Inc.	(4,876)	(256,185)
Citizens Financial Group, Inc.	(14,919)	(527,536)
CNO Financial Group, Inc.	(36,798)	(613,791)
Coca-Cola Co. (The)	(17,299)	(880,865)

INVESTMENTS	SHARES	VALUE
United States - (55.6)% (continued)
Cognex Corp.	(2,037)	$(97,735)
Comerica, Inc.	(423)	(30,727)
Commercial Metals Co.	(18,623)	(332,421)
CommVault Systems, Inc. *	(2,350)	(116,607)
Compass Minerals International, Inc.	(13,107)	(720,230)
Conagra Brands, Inc.	(33,752)	(895,103)
Concho Resources, Inc.	(6,438)	(664,273)
Conduent, Inc. *	(29,120)	(279,261)
Core Laboratories NV	(5,314)	(277,816)
Corteva, Inc. *	(4,719)	(139,541)
Cree, Inc. *	(18,103)	(1,017,027)
Crown Holdings, Inc. *	(26,011)	(1,589,272)
Cullen/Frost Bankers, Inc.	(1,977)	(185,166)
CVS Health Corp.	(11,682)	(636,552)
Dell Technologies, Inc., Class C *	(12,270)	(623,316)
Delta Air Lines, Inc.	(1,028)	(58,339)
Devon Energy Corp.	(20,171)	(575,277)
DexCom, Inc. *	(313)	(46,900)
Diamond Offshore Drilling, Inc. *	(11,689)	(103,681)
DocuSign, Inc. *	(4,615)	(229,412)
Dollar Tree, Inc. *	(10,071)	(1,081,525)
Dominion Energy, Inc.	(18,226)	(1,409,234)
Domino’s Pizza, Inc.	(1,419)	(394,879)
Dril-Quip, Inc. *	(5,787)	(277,776)
Dunkin’ Brands Group, Inc.	(3,744)	(298,247)
DuPont de Nemours, Inc.	(4,719)	(354,255)
Dycom Industries, Inc. *	(1,458)	(85,832)
Eagle Materials, Inc.	(6,508)	(603,292)
Edgewell Personal Care Co. *	(5,154)	(138,900)
Edison International	(9,677)	(652,327)
Element Solutions, Inc. *	(34,900)	(360,866)
Energizer Holdings, Inc.	(14,735)	(569,360)
Ensco Rowan plc, Class A	(123,948)	(1,057,276)
EOG Resources, Inc.	(3,835)	(357,269)
EQT Corp.	(73,197)	(1,157,245)
Equifax, Inc.	(490)	(66,268)
Equitrans Midstream Corp.	(40,678)	(801,763)
Extraction Oil & Gas, Inc. *	(26,648)	(115,386)
Exxon Mobil Corp.	(7,954)	(609,515)
Fastenal Co.	(8,944)	(291,485)
FedEx Corp.	(11,461)	(1,881,782)
FireEye, Inc. *	(77,362)	(1,145,731)
First Hawaiian, Inc.	(2,112)	(54,637)
First Horizon National Corp.	(33,747)	(503,843)
First Republic Bank	(3,867)	(377,613)
First Solar, Inc. *	(7,763)	(509,874)
FirstEnergy Corp.	(14,621)	(625,925)
Five Below, Inc. *	(1,378)	(165,388)
Floor & Decor Holdings, Inc., Class A *	(29,336)	(1,229,178)
Flowserve Corp.	(7,154)	(376,944)
Fluor Corp.	(3,227)	(108,718)
FMC Corp.	(2,933)	(243,292)
FNB Corp.	(33,713)	(396,802)
Ford Motor Co.	(31,114)	(318,296)
Fortune Brands Home & Security, Inc.	(2,075)	(118,545)
Freeport-McMoRan, Inc.	(243,738)	(2,829,797)
Gartner, Inc. *	(1,118)	(179,931)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - (55.6)% (continued)
GCI Liberty, Inc., Class A *	(17,907)	$(1,100,564)
General Electric Co.	(207,249)	(2,176,115)
Genesee & Wyoming, Inc., Class A *	(10,403)	(1,040,300)
Gentex Corp.	(4,793)	(117,956)
GoDaddy, Inc., Class A *	(864)	(60,610)
Granite Construction, Inc.	(3,786)	(182,409)
Graphic Packaging Holding Co.	(113,312)	(1,584,102)
Green Dot Corp., Class A *	(847)	(41,418)
Guidewire Software, Inc. *	(5,668)	(574,622)
Hain Celestial Group, Inc. (The) *	(61,507)	(1,347,003)
Hancock Whitney Corp.	(3,611)	(144,657)
Harley-Davidson, Inc.	(29,862)	(1,069,955)
HD Supply Holdings, Inc. *	(2,970)	(119,632)
Healthcare Services Group, Inc.	(22,797)	(691,205)
HealthEquity, Inc. *	(9,639)	(630,391)
Hess Corp.	(23,934)	(1,521,484)
Hilton Grand Vacations, Inc. *	(1,518)	(48,303)
Home BancShares, Inc.	(9,849)	(189,692)
Howard Hughes Corp. (The) *	(6,992)	(865,889)
Huntington Bancshares, Inc.	(20,561)	(284,153)
IHS Markit Ltd. *	(925)	(58,941)
Illumina, Inc. *	(1,409)	(518,723)
Insulet Corp. *	(12,197)	(1,456,078)
Intercontinental Exchange, Inc.	(3,056)	(262,633)
International Flavors & Fragrances, Inc.	(10,819)	(1,569,729)
International Game Technology plc	(77,788)	(1,008,910)
IPG Photonics Corp. *	(976)	(150,548)
Jack in the Box, Inc.	(1,791)	(145,769)
Jefferies Financial Group, Inc.	(22,295)	(428,733)
Kansas City Southern	(630)	(76,747)
Kellogg Co.	(1,108)	(59,356)
Kennametal, Inc.	(2,329)	(86,150)
KeyCorp	(20,979)	(372,377)
Kinder Morgan, Inc.	(24,678)	(515,277)
Kirby Corp. *	(4,289)	(338,831)
Knight-Swift Transportation Holdings, Inc.	(1,526)	(50,114)
Kraft Heinz Co. (The)	(92,834)	(2,881,566)
L Brands, Inc.	(6,303)	(164,508)
Lancaster Colony Corp.	(304)	(45,174)
Legg Mason, Inc.	(11,734)	(449,178)
Leggett & Platt, Inc.	(1,671)	(64,116)
Liberty Broadband Corp., Class C *	(7,351)	(766,121)
Lincoln Electric Holdings, Inc.	(547)	(45,029)
Lions Gate Entertainment Corp., Class A	(33,162)	(406,235)
Live Nation Entertainment, Inc. *	(1,643)	(108,849)
LKQ Corp. *	(39,778)	(1,058,493)
Loews Corp.	(2,984)	(163,135)
Louisiana-Pacific Corp.	(8,158)	(213,903)
Macquarie Infrastructure Corp.	(27,452)	(1,112,904)
Madison Square Garden Co. (The), Class A *	(3,372)	(943,958)
Markel Corp. *	(675)	(735,480)
Marsh & McLennan Cos., Inc.	(1,627)	(162,293)
Martin Marietta Materials, Inc.	(12,718)	(2,926,538)
Marvell Technology Group Ltd.	(46,719)	(1,115,183)
Masco Corp.	(821)	(32,216)
Matador Resources Co. *	(8,756)	(174,069)
Mattel, Inc. *	(96,975)	(1,087,090)

INVESTMENTS	SHARES	VALUE
United States - (55.6)% (continued)
Maxim Integrated Products, Inc.	(544)	$(32,542)
McDonald’s Corp.	(235)	(48,800)
MDU Resources Group, Inc.	(11,310)	(291,798)
Medidata Solutions, Inc. *	(325)	(29,416)
Mercury General Corp.	(5,884)	(367,750)
MGM Resorts International	(29,118)	(831,901)
Microchip Technology, Inc.	(3,510)	(304,317)
Middleby Corp. (The) *	(527)	(71,514)
Minerals Technologies, Inc.	(773)	(41,363)
Mohawk Industries, Inc. *	(466)	(68,721)
Monolithic Power Systems, Inc.	(1,811)	(245,898)
Murphy Oil Corp.	(4,071)	(100,350)
Nabors Industries Ltd.	(249,307)	(722,990)
National Fuel Gas Co.	(5,659)	(298,512)
National Oilwell Varco, Inc.	(23,484)	(522,049)
NCR Corp. *	(29,093)	(904,792)
Netflix, Inc. *	(3,654)	(1,342,187)
NetScout Systems, Inc. *	(1,725)	(43,798)
Neurocrine Biosciences, Inc. *	(3,460)	(292,128)
Newell Brands, Inc.	(144,624)	(2,230,102)
Newmont Goldcorp Corp.	(25,716)	(989,295)
News Corp., Class A	(110,654)	(1,492,722)
NextEra Energy, Inc.	(2,038)	(417,505)
Nielsen Holdings plc	(64,163)	(1,450,084)
NiSource, Inc.	(79,556)	(2,291,213)
Noble Energy, Inc.	(57,472)	(1,287,373)
NOW, Inc. *	(13,726)	(202,596)
Nucor Corp.	(2,146)	(118,245)
Nutanix, Inc., Class A *	(8,492)	(220,282)
NVIDIA Corp.	(13,285)	(2,181,796)
Occidental Petroleum Corp.	(22,603)	(1,136,479)
Oceaneering International, Inc. *	(24,851)	(506,712)
Olin Corp.	(3,836)	(84,047)
ONEOK, Inc.	(34,122)	(2,347,935)
PacWest Bancorp	(10,115)	(392,765)
Papa John’s International, Inc.	(635)	(28,397)
Penn National Gaming, Inc. *	(29,650)	(571,059)
Penumbra, Inc. *	(485)	(77,600)
People’s United Financial, Inc.	(2,067)	(34,684)
Philip Morris International, Inc.	(13,640)	(1,071,149)
Pinnacle Financial Partners, Inc.	(2,620)	(150,598)
Plantronics, Inc.	(4,534)	(167,939)
Pluralsight, Inc., Class A *	(3,133)	(94,993)
Polaris Industries, Inc.	(534)	(48,717)
PolyOne Corp.	(5,423)	(170,228)
Pool Corp.	(1,428)	(272,748)
PPG Industries, Inc.	(1,008)	(117,644)
Premier, Inc., Class A *	(20,752)	(811,611)
ProAssurance Corp.	(435)	(15,708)
Proofpoint, Inc. *	(1,472)	(177,008)
Prosperity Bancshares, Inc.	(4,156)	(274,504)
Pure Storage, Inc., Class A *	(108,236)	(1,652,764)
QUALCOMM, Inc.	(6,088)	(463,114)
Range Resources Corp.	(90,280)	(630,154)
Regions Financial Corp.	(19,698)	(294,288)
RingCentral, Inc., Class A *	(778)	(89,408)
Royal Gold, Inc.	(15,083)	(1,545,857)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE
United States - (55.6)% (continued)
S&P Global, Inc.	(414)	$(94,305)
Sage Therapeutics, Inc. *	(7,279)	(1,332,712)
Sanderson Farms, Inc.	(2,300)	(314,088)
Schlumberger Ltd.	(38,222)	(1,518,942)
Scientific Games Corp. *	(30,344)	(601,418)
Scotts Miracle-Gro Co. (The)	(8,473)	(834,591)
Sealed Air Corp.	(51,508)	(2,203,512)
Sempra Energy	(14,646)	(2,012,946)
Sensient Technologies Corp.	(1,877)	(137,922)
Sherwin-Williams Co. (The)	(300)	(137,487)
Signature Bank	(882)	(106,581)
Signet Jewelers Ltd.	(10,244)	(183,163)
Silicon Laboratories, Inc. *	(550)	(56,870)
Sirius XM Holdings, Inc.	(16,705)	(93,214)
Six Flags Entertainment Corp.	(15,796)	(784,745)
SLM Corp.	(11,994)	(116,582)
Snap, Inc., Class A *	(80,989)	(1,158,143)
Sotheby’s *	(9,265)	(538,574)
Southwest Airlines Co.	(4,156)	(211,042)
Southwest Gas Holdings, Inc.	(894)	(80,120)
Splunk, Inc. *	(1,384)	(174,038)
Square, Inc., Class A *	(3,481)	(252,477)
Stericycle, Inc. *	(28,854)	(1,377,779)
Sterling Bancorp	(18,330)	(390,062)
SVB Financial Group *	(191)	(42,897)
Switch, Inc., Class A	(18,830)	(246,485)
Syneos Health, Inc. *	(6,016)	(307,357)
Synovus Financial Corp.	(9,232)	(323,120)
Take-Two Interactive Software, Inc. *	(2,220)	(252,037)
Targa Resources Corp.	(75,441)	(2,961,813)
TCF Financial Corp.	(4,330)	(90,021)
Tempur Sealy International, Inc. *	(9,137)	(670,382)
Tenet Healthcare Corp. *	(17,753)	(366,777)
Teradata Corp. *	(5,601)	(200,796)
Tesla, Inc. *	(25,458)	(5,688,844)
Texas Capital Bancshares, Inc. *	(3,283)	(201,478)
Thor Industries, Inc.	(5,797)	(338,835)
Tiffany & Co.	(2,229)	(208,724)
Transocean Ltd. *	(234,354)	(1,502,209)
TransUnion	(7,711)	(566,836)
TreeHouse Foods, Inc. *	(9,319)	(504,158)
Trex Co., Inc. *	(2,630)	(188,571)
Trinity Industries, Inc.	(9,155)	(189,966)
Tupperware Brands Corp.	(12,848)	(244,497)
UMB Financial Corp.	(1,049)	(69,045)
Umpqua Holdings Corp.	(9,325)	(154,702)
Under Armour, Inc., Class A *	(23,319)	(591,137)
Union Pacific Corp.	(399)	(67,475)
United Bankshares, Inc.	(10,713)	(397,345)
United Parcel Service, Inc., Class B	(21,340)	(2,203,782)
United Rentals, Inc. *	(1,031)	(136,742)
Univar, Inc. *	(60,001)	(1,322,422)
Universal Display Corp.	(3,342)	(628,497)
Vail Resorts, Inc.	(4,321)	(964,361)
Valley National Bancorp	(23,447)	(252,759)
Valmont Industries, Inc.	(1,713)	(217,226)
Valvoline, Inc.	(23,149)	(452,100)

INVESTMENTS	SHARES	VALUE
United States - (55.6)% (continued)
ViaSat, Inc. *	(1,213)	$(98,035)
Virtu Financial, Inc., Class A	(16,688)	(363,465)
Visteon Corp. *	(12,372)	(724,752)
Vulcan Materials Co.	(14,489)	(1,989,485)
Wabtec Corp.	(23,054)	(1,654,355)
Waste Connections, Inc.	(3,326)	(317,899)
Watsco, Inc.	(4,781)	(781,837)
Webster Financial Corp.	(3,818)	(182,386)
Welbilt, Inc. *	(43,419)	(725,097)
Wells Fargo & Co.	(842)	(39,843)
Wendy’s Co. (The)	(1,582)	(30,976)
Western Alliance Bancorp *	(694)	(31,036)
Westrock Co.	(12,102)	(441,360)
Whirlpool Corp.	(3,717)	(529,152)
Williams Cos., Inc. (The)	(84,658)	(2,373,810)
Willis Towers Watson plc	(4,773)	(914,220)
World Fuel Services Corp.	(977)	(35,133)
World Wrestling Entertainment, Inc., Class A	(1,686)	(121,746)
WPX Energy, Inc. *	(74,906)	(862,168)
WR Grace & Co.	(9,008)	(685,599)
Wyndham Destinations, Inc.	(732)	(32,135)
Wynn Resorts Ltd.	(3,993)	(495,092)
XPO Logistics, Inc. *	(26,864)	(1,553,008)
Yum! Brands, Inc.	(3,787)	(419,107)
Zayo Group Holdings, Inc. *	(76,030)	(2,502,146)
Zillow Group, Inc., Class C *	(25,224)	(1,170,141)
Zions Bancorp NA	(6,032)	(277,351)

		(198,251,394)

Zambia - (0.2)%
First Quantum Minerals Ltd.	(68,881)	(654,331)

TOTAL COMMON STOCKS (Proceeds $(330,977,682))		(313,720,345)

TOTAL SHORT POSITIONS (Proceeds $(330,977,682))		(313,720,345)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.8% (Cost $282,935,310)		326,834,772

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.2% (i)		28,973,900

NET ASSETS - 100.0%		$355,808,672

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$7,814,446	2.2%
Consumer Discretionary	3,309,582	0.9
Consumer Staples	(11,142,820)	(3.1)
Energy	(15,831,945)	(4.4)
Financials	19,458,676	5.4
Health Care	47,810,526	13.4
Industrials	(9,923,713)	(2.8)
Information Technology	16,856,182	4.7
Materials	(24,552,656)	(6.9)
Real Estate	(1,784,400)	(0.5)
Utilities	20,927,403	5.9
Short-Term Investments	273,893,491	77.0

Total Investments In Securities At Value	326,834,772	91.8
Other Assets in Excess of Liabilities (i)	28,973,900	8.2

Net Assets	$355,808,672	100.0%

*	Non-income producing security.
(a)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $84,407,979.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $258,323,862.
(c)	Represents less than 0.05% of net assets.
(d)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $(668,574), which represents approximately (0.19)% of net assets of the fund.
(e)	Represents 7-day effective yield as of June 30, 2019.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for swap contracts.
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

Abbreviations

CHESS - Clearing House Electronic Subregister System Depository Interest

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Written Call Option Contracts (Premium Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	32	EUR	(1,111,581)	EUR	3,375.00	8/16/2019	$(46,321)
EURO STOXX 50 Index	JPMS	13	EUR	(451,580)	EUR	3,400.00	7/19/2019	(13,363)
EURO STOXX 50 Index	JPMS	15	EUR	(521,054)	EUR	3,450.00	7/19/2019	(9,159)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,625.00	7/12/2019	(6,771)
Nikkei 225 Index	JPMS	3	JPY	(63,827,760)	JPY	20,625.00	8/9/2019	(24,069)
S&P 500 Index	JPMS	9	USD	(2,647,584)	USD	2,785.00	7/19/2019	(139,392)
S&P 500 Index	JPMS	7	USD	(2,059,232)	USD	2,850.00	7/19/2019	(69,160)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,885.00	8/16/2019	(9,580)
S&P 500 Index	JPMS	18	USD	(5,295,168)	USD	2,895.00	8/16/2019	(159,209)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,920.00	7/19/2019	(10,090)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,920.00	8/16/2019	(20,934)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,930.00	7/19/2019	(4,480)
S&P 500 Index	JPMS	6	USD	(1,765,056)	USD	2,955.00	7/19/2019	(17,760)
U.S. Treasury 10 Year Note	JPMS	33	USD	(3,300,000)	USD	126.00	7/26/2019	(67,547)
U.S. Treasury 10 Year Note	JPMS	66	USD	(6,600,000)	USD	126.50	7/26/2019	(106,219)
U.S. Treasury 10 Year Note	JPMS	67	USD	(6,700,000)	USD	127.00	7/26/2019	(81,656)
U.S. Treasury 10 Year Note	JPMS	2	USD	(200,000)	USD	128.00	7/26/2019	(1,219)
U.S. Treasury 10 Year Note	JPMS	32	USD	(3,200,000)	USD	128.00	8/23/2019	(27,500)
U.S. Treasury 10 Year Note	JPMS	5	USD	(500,000)	USD	128.50	7/26/2019	(2,031)
U.S. Treasury 10 Year Note	JPMS	62	USD	(6,200,000)	USD	128.50	8/23/2019	(40,688)
U.S. Treasury 10 Year Note	JPMS	4	USD	(400,000)	USD	129.00	7/26/2019	(1,063)
U.S. Treasury 10 Year Note	JPMS	63	USD	(6,300,000)	USD	129.00	8/23/2019	(30,516)

								$(888,727)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Written Put Option Contracts (Premium Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	33	EUR	(1,146,318)	EUR	3,200.00	8/16/2019	$(4,090)
EURO STOXX 50 Index	JPMS	33	EUR	(1,146,318)	EUR	3,250.00	8/16/2019	(5,591)
EURO STOXX 50 Index	JPMS	14	EUR	(486,317)	EUR	3,300.00	7/19/2019	(987)
EURO STOXX 50 Index	JPMS	32	EUR	(1,111,581)	EUR	3,300.00	8/16/2019	(7,496)
EURO STOXX 50 Index	JPMS	27	EUR	(937,896)	EUR	3,325.00	7/19/2019	(2,456)
EURO STOXX 50 Index	JPMS	30	EUR	(1,042,107)	EUR	3,350.00	7/19/2019	(3,548)
EURO STOXX 50 Index	JPMS	33	EUR	(1,146,318)	EUR	3,350.00	8/16/2019	(10,769)
EURO STOXX 50 Index	JPMS	15	EUR	(521,054)	EUR	3,375.00	7/19/2019	(2,337)
EURO STOXX 50 Index	JPMS	15	EUR	(521,054)	EUR	3,400.00	7/19/2019	(3,070)
EURO STOXX 50 Index	JPMS	3	EUR	(104,211)	EUR	3,425.00	7/19/2019	(812)
Nikkei 225 Index	JPMS	3	JPY	(63,827,760)	JPY	19,375.00	8/9/2019	(1,614)
Nikkei 225 Index	JPMS	3	JPY	(63,827,760)	JPY	19,750.00	8/9/2019	(2,337)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	19,875.00	8/9/2019	(900)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,125.00	7/12/2019	(306)
Nikkei 225 Index	JPMS	4	JPY	(85,103,680)	JPY	20,125.00	8/9/2019	(4,638)
Nikkei 225 Index	JPMS	2	JPY	(42,551,840)	JPY	20,250.00	7/12/2019	(742)
Nikkei 225 Index	JPMS	3	JPY	(63,827,760)	JPY	20,375.00	7/12/2019	(1,336)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,500.00	8/9/2019	(1,716)
Nikkei 225 Index	JPMS	5	JPY	(106,379,600)	JPY	20,750.00	7/12/2019	(4,313)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,750.00	8/9/2019	(2,226)
Nikkei 225 Index	JPMS	3	JPY	(63,827,760)	JPY	21,125.00	7/12/2019	(5,426)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,715.00	8/16/2019	(1,350)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,720.00	8/16/2019	(1,305)
S&P 500 Index	JPMS	10	USD	(2,941,760)	USD	2,725.00	8/16/2019	(13,450)
S&P 500 Index	JPMS	6	USD	(1,765,056)	USD	2,730.00	8/16/2019	(8,178)
S&P 500 Index	JPMS	5	USD	(1,470,880)	USD	2,735.00	8/16/2019	(7,500)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,755.00	8/16/2019	(1,835)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,760.00	8/16/2019	(3,680)
S&P 500 Index	JPMS	11	USD	(3,235,936)	USD	2,765.00	8/16/2019	(20,460)
S&P 500 Index	JPMS	6	USD	(1,765,056)	USD	2,770.00	8/16/2019	(10,572)
S&P 500 Index	JPMS	5	USD	(1,470,880)	USD	2,775.00	7/19/2019	(2,975)
S&P 500 Index	JPMS	5	USD	(1,470,880)	USD	2,775.00	8/16/2019	(8,650)
S&P 500 Index	JPMS	7	USD	(2,059,232)	USD	2,780.00	7/19/2019	(3,990)
S&P 500 Index	JPMS	7	USD	(2,059,232)	USD	2,795.00	7/19/2019	(6,300)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,795.00	8/16/2019	(2,370)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,805.00	7/19/2019	(970)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,805.00	8/16/2019	(4,390)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,810.00	7/19/2019	(2,110)
S&P 500 Index	JPMS	15	USD	(4,412,640)	USD	2,810.00	8/16/2019	(38,025)
S&P 500 Index	JPMS	4	USD	(1,176,704)	USD	2,815.00	8/16/2019	(10,352)
S&P 500 Index	JPMS	5	USD	(1,470,880)	USD	2,820.00	7/19/2019	(5,150)
S&P 500 Index	JPMS	7	USD	(2,059,232)	USD	2,830.00	7/19/2019	(6,475)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,835.00	7/19/2019	(3,375)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,840.00	8/16/2019	(6,188)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,845.00	8/16/2019	(2,940)
S&P 500 Index	JPMS	9	USD	(2,647,584)	USD	2,850.00	8/16/2019	(28,035)
S&P 500 Index	JPMS	8	USD	(2,353,408)	USD	2,855.00	7/19/2019	(12,832)
S&P 500 Index	JPMS	10	USD	(2,941,760)	USD	2,855.00	8/16/2019	(31,400)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,865.00	7/19/2019	(5,520)
S&P 500 Index	JPMS	8	USD	(2,353,408)	USD	2,880.00	7/19/2019	(14,680)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,880.00	8/16/2019	(3,805)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,890.00	7/19/2019	(1,780)
S&P 500 Index	JPMS	8	USD	(2,353,408)	USD	2,905.00	7/19/2019	(17,760)
S&P 500 Index	JPMS	6	USD	(1,765,056)	USD	2,930.00	7/19/2019	(16,560)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. Treasury 10 Year Note	JPMS	35	USD	(3,500,000)	USD	126.00	7/26/2019	$ (2,734)
U.S. Treasury 10 Year Note	JPMS	38	USD	(3,800,000)	USD	126.50	8/23/2019	(11,875)
U.S. Treasury 10 Year Note	JPMS	6	USD	(600,000)	USD	127.00	7/26/2019	(1,500)
U.S. Treasury 10 Year Note	JPMS	66	USD	(6,600,000)	USD	127.00	8/23/2019	(29,906)
U.S. Treasury 10 Year Note	JPMS	6	USD	(600,000)	USD	127.50	7/26/2019	(2,531)
U.S. Treasury 10 Year Note	JPMS	28	USD	(2,800,000)	USD	127.50	8/23/2019	(18,375)
U.S. Treasury 10 Year Note	JPMS	2	USD	(200,000)	USD	128.00	7/26/2019	(1,281)
U.S. Treasury 10 Year Note	JPMS	32	USD	(3,200,000)	USD	128.00	8/23/2019	(28,500)

								(468,374)

Total Written Option Contracts (Premium Style) (Premiums Received ($1,536,775))								$(1,357,101)

Written Call Option Contracts (Futures Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund July Futures	JPMS	19	EUR	(1,900,000)	EUR	170.00	7/26/2019	$(37,747)
Euro-Bund July Futures	JPMS	40	EUR	(4,000,000)	EUR	170.50	7/26/2019	(70,486)
Euro-Bund July Futures	JPMS	42	EUR	(4,200,000)	EUR	171.50	7/26/2019	(52,794)
Euro-Bund July Futures	JPMS	1	EUR	(100,000)	EUR	172.50	7/26/2019	(227)
Euro-Bund July Futures	JPMS	2	EUR	(200,000)	EUR	173.00	7/26/2019	(319)
Euro-Bund July Futures	JPMS	1	EUR	(100,000)	EUR	173.50	7/26/2019	(125)
Euro-Bund August Futures	JPMS	12	EUR	(1,200,000)	EUR	171.50	8/23/2019	(9,847)
Euro-Bund August Futures	JPMS	24	EUR	(2,400,000)	EUR	172.00	8/23/2019	(17,809)
Euro-Bund August Futures	JPMS	5	EUR	(500,000)	EUR	172.50	8/23/2019	(1,251)
Euro-Bund August Futures	JPMS	34	EUR	(3,400,000)	EUR	173.00	8/23/2019	(14,515)
Euro-Bund August Futures	JPMS	2	EUR	(200,000)	EUR	173.50	8/23/2019	(94)
Euro-Bund August Futures	JPMS	12	EUR	(1,200,000)	EUR	174.00	8/23/2019	(1,550)

								(206,764)

Written Put Option Contracts (Futures Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund July Futures	JPMS	20	EUR	(2,000,000)	EUR	170.00	7/26/2019	$19,083
Euro-Bund July Futures	JPMS	2	EUR	(200,000)	EUR	171.50	7/26/2019	295
Euro-Bund July Futures	JPMS	2	EUR	(200,000)	EUR	172.00	7/26/2019	364
Euro-Bund July Futures	JPMS	1	EUR	(100,000)	EUR	172.50	7/26/2019	227
Euro-Bund August Futures	JPMS	22	EUR	(2,200,000)	EUR	170.00	8/23/2019	6,670
Euro-Bund August Futures	JPMS	33	EUR	(3,300,000)	EUR	170.00	8/23/2019	11,379
Euro-Bund August Futures	JPMS	26	EUR	(2,600,000)	EUR	171.50	8/23/2019	8,212
Euro-Bund August Futures	JPMS	2	EUR	(200,000)	EUR	172.00	8/23/2019	161
Euro-Bund August Futures	JPMS	5	EUR	(500,000)	EUR	172.50	8/23/2019	966
Euro-Bund August Futures	JPMS	1	EUR	(100,000)	EUR	173.00	8/23/2019	126

								47,483

Total Written Option Contracts (Futures Style)								$(159,281)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2019	HKD	4,275,750	$8,191
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the Australian Bank-Bill Swap Reference Rate (“BBR”) plus or minus a specified spread (-0.13%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	AUD	794,006	6,881
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (-0.13%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	AUD	6,448	62
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (-0.05%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	HKD	91,019	271
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (0.06%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	EUR	2,273,542	22,157
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.13%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	EUR	197	2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.15%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	EUR	198	$ 0
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	CHF	1,732,187	12,689
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	CHF	2,998	10
MSCI United Kingdom Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.13%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	GBP	60,041	408
MSCI United Kingdom Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.13%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	GBP	11,986	111

								50,782

MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.15%)	Increases in total return of reference entity	Monthly	BANA	09/20/2019	EUR	3,817,160	(18,951)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.31%)	Monthly	BANA	09/18/2019	SEK	(40,171,340)	$ (66,418)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	09/20/2019	CHF	17,341,280	(26,061)

								(111,430)

								$(60,648)

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	51	7/2019	EUR	$6,505,901	$30,952
Hang Seng Index	4	7/2019	HKD	729,803	6,336
IBEX 35 Index	164	7/2019	EUR	17,106,213	93,174
OMXS30 Index	52	7/2019	SEK	907,577	13,378
Australia 10 Year Bond	1,151	9/2019	AUD	116,077,855	907,307
Australia 3 Year Bond	425	9/2019	AUD	34,311,982	24,249
DJIA CBOT E-Mini Index	64	9/2019	USD	8,509,760	48,599
EURO STOXX 50 Index	973	9/2019	EUR	38,347,762	570,272
Euro-Bobl	137	9/2019	EUR	20,943,425	86,897
Euro-BTP	67	9/2019	EUR	10,231,739	407,817
Euro-Bund	1,128	9/2019	EUR	221,564,737	2,580,815
Euro-Buxl	3	9/2019	EUR	692,153	23,155
Euro-OAT	32	9/2019	EUR	5,999,157	108,338
Euro-Schatz	286	9/2019	EUR	36,516,270	60,199
FTSE 100 Index	407	9/2019	GBP	38,088,123	284,872
Japan 10 Year Bond	144	9/2019	JPY	205,485,322	522,732
NASDAQ 100 E-Mini Index	61	9/2019	USD	9,386,375	76,670
S&P/TSX 60 Index	47	9/2019	CAD	7,017,968	(2,921)
SPI 200 Index	408	9/2019	AUD	46,968,407	338,101
U.S. Treasury 2 Year Note	113	9/2019	USD	24,315,305	129,374
U.S. Treasury 5 Year Note	137	9/2019	USD	16,187,406	164,438
U.S. Treasury Long Bond	74	9/2019	USD	11,513,938	278,034
U.S. Treasury Ultra Bond	45	9/2019	USD	7,990,313	234,935

					6,987,723

Short Contracts
CAC 40 10 Euro Index	(6)	7/2019	EUR	(377,494)	(2,840)
Canada 10 Year Bond	(191)	9/2019	CAD	(20,846,573)	14,842

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
DAX Index	(66)	9/2019	EUR	$ (23,242,550)	$ (265,378)
FTSE/MIB Index	(5)	9/2019	EUR	(601,412)	(3,641)
Long Gilt	(1,035)	9/2019	GBP	(171,266,087)	(1,399,152)
Nikkei 225 Index	(24)	9/2019	JPY	(4,732,551)	(21,659)
Russell 2000 E-Mini Index	(18)	9/2019	USD	(1,410,390)	(29,472)
S&P 500 E-Mini Index	(424)	9/2019	USD	(62,417,040)	(869,896)
S&P Midcap 400 E-Mini Index	(1)	9/2019	USD	(195,000)	(2,432)
TOPIX Index	(127)	9/2019	JPY	(18,269,907)	3,673
U.S. Treasury 10 Year Note	(599)	9/2019	USD	(76,653,281)	(443,824)

					(3,019,779)

					$3,967,944

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	17,737,004	USD	12,331,309	CITI	9/18/2019	$150,735
AUD	17,736,996	USD	12,331,318	JPMC	9/18/2019	150,721
CAD	70,743,496	USD	52,934,455	CITI	9/18/2019	1,165,142
CAD	70,743,504	USD	52,934,378	JPMC	9/18/2019	1,165,222
CHF	9,615,010	USD	9,719,028	CITI	9/18/2019	201,408
CHF	9,614,990	USD	9,719,025	JPMC	9/18/2019	201,389
DKK	369,000	USD	56,023	CITI	9/18/2019	573
DKK	369,000	USD	56,023	JPMC	9/18/2019	573
EUR	7,743,000	USD	8,770,299	CITI	9/18/2019	89,665
EUR	7,743,000	USD	8,770,310	JPMC	9/18/2019	89,655
GBP	9,880,786	USD	12,563,255	CITI	9/18/2019	29,551
GBP	9,880,784	USD	12,563,268	JPMC	9/18/2019	29,534
JPY	938,058,500	USD	8,680,937	CITI	9/18/2019	70,593
JPY	938,058,500	USD	8,680,948	JPMC	9/18/2019	70,586
NOK	1,087,500	USD	126,973	CITI	9/18/2019	791
NOK	1,087,500	USD	126,973	JPMC	9/18/2019	791
NZD	22,341,502	USD	14,718,685	CITI	9/18/2019	312,699
NZD	22,341,498	USD	14,718,700	JPMC	9/18/2019	312,680
SEK	21,706,008	USD	2,300,727	CITI	9/18/2019	49,999
SEK	21,705,992	USD	2,300,728	JPMC	9/18/2019	49,996
USD	5,070,256	GBP	3,970,068	CITI	9/18/2019	10,508
USD	5,070,294	GBP	3,970,077	JPMC	9/18/2019	10,533
USD	2,180,881	JPY	233,513,938	CITI	9/18/2019	2,334
USD	2,180,879	JPY	233,513,938	JPMC	9/18/2019	2,331

Total unrealized appreciation						4,168,009

CHF	2,016,500	USD	2,082,930	CITI	9/18/2019	(2,374)
CHF	2,016,500	USD	2,082,932	JPMC	9/18/2019	(2,378)
EUR	2,218,500	USD	2,542,386	CITI	9/18/2019	(3,857)
EUR	2,218,500	USD	2,542,389	JPMC	9/18/2019	(3,859)
GBP	6,296,715	USD	8,046,198	CITI	9/18/2019	(21,199)
GBP	6,296,715	USD	8,046,209	JPMC	9/18/2019	(21,209)
JPY	695,619,000	USD	6,538,590	CITI	9/18/2019	(48,875)
JPY	695,619,000	USD	6,538,598	JPMC	9/18/2019	(48,883)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NOK	5,753,000	USD	678,585	CITI	9/18/2019	$ (2,696)
NOK	5,753,000	USD	678,586	JPMC	9/18/2019	(2,697)
SEK	9,888,000	USD	1,074,126	CITI	9/18/2019	(3,272)
SEK	9,888,000	USD	1,074,128	JPMC	9/18/2019	(3,273)
USD	14,684,861	AUD	21,164,500	CITI	9/18/2019	(209,210)
USD	14,685,064	AUD	21,164,500	JPMC	9/18/2019	(209,008)
USD	8,812,138	CAD	11,702,011	CITI	9/18/2019	(136,728)
USD	8,812,112	CAD	11,701,989	JPMC	9/18/2019	(136,737)
USD	51,527,841	CHF	51,026,000	CITI	9/18/2019	(1,119,023)
USD	51,527,777	CHF	51,026,000	JPMC	9/18/2019	(1,119,087)
USD	126,336	DKK	838,500	CITI	9/18/2019	(2,269)
USD	126,336	DKK	838,500	JPMC	9/18/2019	(2,269)
USD	36,447,684	EUR	32,254,994	CITI	9/18/2019	(460,252)
USD	36,447,651	EUR	32,255,006	JPMC	9/18/2019	(460,298)
USD	4,889,379	GBP	3,853,424	CITI	9/18/2019	(21,710)
USD	4,889,382	GBP	3,853,431	JPMC	9/18/2019	(21,715)
USD	40,788	HKD	319,496	CITI	9/18/2019	(126)
USD	40,789	HKD	319,504	JPMC	9/18/2019	(126)
USD	16,945,853	JPY	1,836,573,566	CITI	9/18/2019	(188,295)
USD	16,945,832	JPY	1,836,573,566	JPMC	9/18/2019	(188,316)
USD	19,131,328	NOK	166,298,496	CITI	9/18/2019	(406,161)
USD	19,131,305	NOK	166,298,504	JPMC	9/18/2019	(406,185)
USD	6,598,239	NZD	10,076,501	CITI	9/18/2019	(181,241)
USD	6,598,229	NZD	10,076,499	JPMC	9/18/2019	(181,249)
USD	8,332,174	SEK	78,981,490	CITI	9/18/2019	(221,398)
USD	8,332,166	SEK	78,981,510	JPMC	9/18/2019	(221,408)
USD	614,842	SGD	844,000	CITI	9/18/2019	(9,709)
USD	614,842	SGD	844,000	JPMC	9/18/2019	(9,710)

Total unrealized depreciation						(6,076,802)

Net unrealized depreciation						$(1,908,793)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BANA
Cash	$1,390,000	$—	$1,390,000

BARC
Cash	—	4,967,751	4,967,751

CITI
Investment Companies	4,155,631	—	4,155,631

GSCO
Cash	—	2,012,454	2,012,454

JPMC
Investment Companies	6,006,713	—	6,006,713

JPMS
Cash	—	17,635,202	17,635,202

MSCS
U.S. Treasury Bills	2,778,594	—	2,778,594

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 122.9%
COMMON STOCKS - 44.7%

Aerospace & Defense - 1.4%
L3 Technologies, Inc. (a)	22,215	$5,446,452
Parsons Corp. *	1,000	36,860
Raytheon Co.	6,092	1,059,277

		6,542,589

Air Freight & Logistics - 0.3%
Panalpina Welttransport Holding AG (Registered) (Switzerland) (2)	5,934	1,366,299

Airlines - 0.2%
WestJet Airlines Ltd. (Canada)	42,116	988,619

Auto Components - 0.2%
Garrett Motion, Inc. (Switzerland) *	34,856	535,039
Veoneer, Inc. (Sweden) *	15,635	270,642

		805,681

Automobiles - 0.0% (b)
Tesla, Inc. *(a)	520	116,199

Banks - 1.8%
Fidelity Southern Corp.	4,855	150,359
LegacyTexas Financial Group, Inc.	14,344	583,944
Patriot National Bancorp, Inc. (2)	17,287	258,095
PNBK Holdings LLC, Class A (3)*(c)(d)	2,090,900	1,264,618
PNBK Holdings LLC, Class B (3)*(c)(d)	3,218	—
SunTrust Banks, Inc.	87,296	5,486,554
TCF Financial Corp.	55,972	1,163,658

		8,907,228

Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc. *(a)	9,904	848,277
Bridgebio Pharma, Inc. *	1,000	26,970
Celgene Corp. *	33,491	3,095,908
Cyclerion Therapeutics, Inc. *	29,684	339,882
Exact Sciences Corp. *(a)	20	2,361
Ideaya Biosciences, Inc. *	5,000	49,800
Intercept Pharmaceuticals, Inc. *(a)	184	14,641
Intrexon Corp. *(a)	34,242	262,294
Spark Therapeutics, Inc. *	13,298	1,361,449
Turning Point Therapeutics, Inc. *	500	20,350

		6,021,932

Building Products - 0.1%
Resideo Technologies, Inc. *	23,483	514,747

Capital Markets - 23.0%
Acamar Partners Acquisition Corp., Class A *(a)	450,000	4,374,000
Act II Global Acquisition Corp., Class A (2)*(a)	360,000	3,492,000
AMCI Acquisition Corp., Class A *(a)	210,000	2,087,400
B Riley Principal Merger Corp., Class A *	170,000	1,657,500
Big Rock Partners Acquisition Corp. (2)*	200,000	2,086,000
Black Ridge Acquisition Corp. *	210,000	2,156,700
Boxwood Merger Corp., Class A *	200,000	1,970,000

INVESTMENTS	SHARES	VALUE

Capital Markets - 23.0% (continued)
CF Finance Acquisition Corp., Class A *(a)	300,000	$3,009,000
Churchill Capital Corp. II *	70,000	710,500
Crescent Acquisition Corp., Class A *	400,000	3,920,000
DFB Healthcare Acquisitions Corp. (2)*	150,000	1,513,500
Diamond Eagle Acquisition Corp. *	120,000	1,207,200
DiamondPeak Holdings Corp., Class A (2)*	459,999	4,471,190
FinTech Acquisition Corp. III, Class A *	250,000	2,452,500
GigCapital, Inc. (2)*	175,000	1,802,500
GigCapital2, Inc. *	153,000	1,537,650
Gordon Pointe Acquisition Corp. *	245,960	2,540,767
Gores Holdings III, Inc., Class A *	49,998	502,480
Gores Metropoulos, Inc., Class A *	99,999	1,022,990
Graf Industrial Corp. *	66,000	656,700
GS Acquisition Holdings Corp., Class A *	150,000	1,515,000
GX Acquisition Corp. *	400,000	4,016,000
Haymaker Acquisition Corp. II *	400,000	4,024,000
Hennessy Capital Acquisition Corp. IV, Class A *	400,000	3,960,000
Insurance Acquisition Corp., Class A (2)*	220,000	2,123,000
Landcadia Holdings II, Inc., Class A (2)*	349,998	3,398,481
Legacy Acquisition Corp., Class A (2)*	100,000	1,010,000
Leisure Acquisition Corp. (2)*	150,000	1,519,500
Leo Holdings Corp., Class A (United Kingdom) *	6,614	67,926
Longevity Acquisition Corp. (China) (2)*	125,000	31,250
Megalith Financial Acquisition Corp., Class A (2)*	6,400	64,256
Modern Media Acquisition Corp. (2)*	595,031	6,224,023
Monocle Acquisition Corp. (2)*	236,119	2,337,578
Mudrick Capital Acquisition Corp., Class A *	150,000	1,528,500
Nebula Acquisition Corp., Class A *	139,998	1,412,580
Opes Acquisition Corp. (Mexico) (2)*	100,000	1,026,000
Pensare Acquisition Corp. *	250,000	2,595,000
Pivotal Acquisition Corp., Class A *	14,979	152,037
Proficient Alpha Acquisition Corp. *	80,000	779,200
PROMECAP Acquisition Co. SAB de CV (Mexico)(3) *(c)	400,000	3,917,942
Regalwood Global Energy Ltd., Class A *(a)	115,232	1,175,366
Replay Acquisition Corp. *	230,000	2,237,900
RMG Acquisition Corp., Class A *	499,998	4,884,981
Schultze Special Purpose Acquisition Corp. *	138,000	1,366,200
South Mountain Merger Corp. *	300,000	3,000,000
Spartan Energy Acquisition Corp., Class A *	89,998	899,980
Tortoise Acquisition Corp., Class A (2)*	415,588	4,039,515
Tradeweb Markets, Inc., Class A	10,000	438,100
Trine Acquisition Corp., Class A (2)*	460,000	4,462,000
Tuscan Holdings Corp. *	320,000	3,168,000
Twelve Seas Investment Co. (United Kingdom) (2)*	240,000	69,600
VectoIQ Acquisition Corp. *	62,580	633,935

		111,248,427

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Chemicals - 0.2%
Corteva, Inc. *	10,564	$312,378
Dow, Inc.	11,124	548,524
Livent Corp. *	36,260	250,919

		1,111,821

Commercial Services & Supplies - 0.3%
Advanced Disposal Services, Inc. *	25,796	823,151
Multi-Color Corp.	13,457	672,446

		1,495,597

Communications Equipment - 0.6%
Finisar Corp. *	120,320	2,751,718

Construction & Engineering - 0.1%
Arcosa, Inc. (a)	11,826	445,012

Diversified Consumer Services - 0.1%
frontdoor, Inc. *	10,686	465,375

Diversified Financial Services - 0.0% (b)
Rescap Liquidating Trust (2)*(a)	125,811	186,200

Electrical Equipment - 1.3%
Enphase Energy, Inc. *(a)	333,033	6,071,192
nVent Electric plc	18,138	449,641

		6,520,833

Electronic Equipment, Instruments & Components - 0.0% (b)
Arlo Technologies, Inc. *(a)	43,828	175,750

Energy Equipment & Services - 0.3%
Apergy Corp. *(a)	13,217	443,298
C&J Energy Services, Inc. *	8,077	95,147
KLX Energy Services Holdings, Inc. *(a)	12,542	256,233
Oil States International, Inc. *(a)	6,816	124,733
Transocean Ltd. *(a)	13,257	84,977
US Well Services, Inc. *	46,320	223,263

		1,227,651

Entertainment - 0.0% (b)
Sciplay Corp., Class A *	5,000	68,550

Equity Real Estate Investment Trusts (REITs) - 0.4%
Chesapeake Lodging Trust	1,656	47,063
CorePoint Lodging, Inc.	12,125	150,229
Cousins Properties, Inc.	105	3,798
Industrial Logistics Properties Trust	15,444	321,544
Innovative Industrial Properties, Inc. (a)	4,599	568,252
iStar, Inc. (a)	552	6,856
JBG SMITH Properties	4,668	183,639
Retail Value, Inc.	13,830	481,284
Spirit MTA REIT	26,740	223,012

		1,985,677

Food & Staples Retailing - 0.0% (b)
Grocery Outlet Holding Corp. *	1,000	32,880

Food Products - 0.0% (b)
Beyond Meat, Inc. *	1,000	160,680

INVESTMENTS	SHARES	VALUE

Food Products - 0.0% (b) (continued)
Bioceres Crop Solutions Corp. (Argentina) *	8,095	$42,903

		203,583

Health Care Equipment & Supplies - 0.2%
Alcon, Inc. (Switzerland) *(a)	5,219	323,839
China Medical Technologies, Inc., ADR (China) (3)*(c)	4,931	—
Insulet Corp. *(a)	4,212	502,829

		826,668

Health Care Providers & Services - 0.8%
Covetrus, Inc. *	9,204	225,130
WellCare Health Plans, Inc. *	12,782	3,643,765

		3,868,895

Health Care Technology - 0.1%
Change Healthcare, Inc. *	20,000	292,000

Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Corp. *	219,027	2,588,899
Panera Bread Co., Class A (3)*(c)(d)	10,533	156,311
Wyndham Hotels & Resorts, Inc.	9,295	518,103

		3,263,313

Household Durables - 0.0% (b)
GoPro, Inc., Class A *(a)	30,697	167,606

Interactive Media & Services - 0.2%
IAC/InterActiveCorp *(a)	869	189,034
Pinterest, Inc., Class A *	20,000	544,400

		733,434

Internet & Direct Marketing Retail - 1.2%
Alibaba Group Holding Ltd., ADR (China) *(a)	7,308	1,238,341
Booking Holdings, Inc. *(a)	223	418,060
Expedia Group, Inc. (a)	1,323	175,999
Fiverr International Ltd. (Israel) *	5,000	148,500
Liberty Expedia Holdings, Inc., Class A *	33,122	1,582,900
RealReal, Inc. (The) *	1,000	28,900
Revolve Group, Inc. *	5,000	172,500
Wayfair, Inc., Class A *(a)	13,264	1,936,544

		5,701,744

IT Services - 2.9%
Akamai Technologies, Inc. *(a)	626	50,168
Black Knight, Inc. *(a)	3,300	198,495
Euronet Worldwide, Inc. *(a)	783	131,732
Fastly, Inc., Class A *	5,000	101,400
First Data Corp., Class A *	85,886	2,324,934
Network International Holdings plc (United Arab Emirates) (2)*(e)	10,000	75,308
Square, Inc., Class A *(a)	9,861	715,218
Total System Services, Inc.	42,179	5,410,300
Worldpay, Inc. *	39,663	4,860,701

		13,868,256

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 0.5%
Adaptive Biotechnologies Corp. *	10,000	$483,000
Avantor, Inc. *(a)	10,000	190,900
Illumina, Inc. *(a)	4,516	1,662,565
Pacific Biosciences of California, Inc. *	43,700	264,385
Personalis, Inc. *	1,000	27,150

		2,628,000

Machinery - 0.2%
Global Brass & Copper Holdings, Inc.	14,817	647,948
Pentair plc	6,302	234,434

		882,382

Media - 0.9%
Altice USA, Inc., Class A *(a)	23,366	568,962
Axel Springer SE (Germany) (2)	3,289	231,324
iHeartMedia, Inc., Class A *	3,276	49,304
Tribune Media Co., Class A	71,567	3,307,827

		4,157,417

Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	33,816	2,386,057
Equitrans Midstream Corp. (a)	20,238	398,891
Quicksilver Resources, Inc. (3)*(c)(d)	14,730	180,805

		2,965,753

Pharmaceuticals - 1.0%
Allergan plc (a)	29,031	4,860,660
Jazz Pharmaceuticals plc *(a)	328	46,760

		4,907,420

Professional Services - 0.0% (b)
Nielsen Holdings plc	9,524	215,242

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	27,541	1,252,565
Newmark Group, Inc., Class A	44,008	395,192

		1,647,757

Road & Rail - 0.1%
Uber Technologies, Inc. *	10,000	463,800

Semiconductors & Semiconductor Equipment - 0.5%
Rudolph Technologies, Inc. *	4,291	118,560
Versum Materials, Inc.	44,065	2,272,873

		2,391,433

Software - 2.0%
Crowdstrike Holdings, Inc., Class A *	5,000	341,450
Guidewire Software, Inc. *(a)	1,141	115,675
Micro Focus International plc, ADR (United Kingdom)	8,228	215,491
MINDBODY, Inc., Class A (3)*(c)(d)	21,570	799,987
Pagerduty, Inc. *	5,000	235,250
Red Hat, Inc. *	13,551	2,544,336
Tableau Software, Inc., Class A *	27,023	4,486,358
Tufin Software Technologies Ltd. (Israel) *	4,000	103,560
Zoom Video Communications, Inc., Class A *	7,500	665,925

		9,508,032

INVESTMENTS	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.0% (b)
Electronics For Imaging, Inc. *	3,911	$144,355

Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands, Inc. *	14,280	400,126

Thrifts & Mortgage Finance - 0.0% (b)
Oritani Financial Corp.	1,588	28,171

Trading Companies & Distributors - 0.0% (b)
AM Castle & Co. (2)*(a)	8,695	14,608

Water Utilities - 0.1%
Connecticut Water Service, Inc.	4,309	300,423

Wireless Telecommunication Services - 0.8%
Cleveland Unlimited (3)*(c)(d)	1	277,550
Sprint Corp. *(a)	554,686	3,644,287

		3,921,837

TOTAL COMMON STOCKS (Cost $212,566,994)		216,481,040

PREFERRED STOCKS - 1.0%

Banks - 0.0%
First Connecticut Bancorp, Inc., Class C (3)*(c)	786	—

Multi-Utilities - 0.3%
Dominion Energy, Inc., Series A, 7.25%, 6/1/2022 (2)*(a)	13,425	1,390,293

Thrifts & Mortgage Finance - 0.7%
FHLMC, Series V, 5.57%, 8/2/2019 *(a)(f)	83,409	900,817
FHLMC, Series W, 5.66%, 8/2/2019 *(f)	29,460	319,346
FHLMC, Series X, 6.02%, 8/2/2019 *(f)	47,843	556,893
FHLMC, Series Z, 8.38%, 12/31/2022 *(f)(g)	45,876	568,863
FNMA, Series S, 8.25%, 12/31/2020 *(f)(g)	77,876	970,335

		3,316,254

TOTAL PREFERRED STOCKS (Cost $3,970,336)		4,706,547

CONVERTIBLE PREFERRED STOCKS - 3.1%

Capital Markets - 0.4%
Virtus Investment Partners, Inc. Series D, $100 par, 7.25%, 2/1/2020 (2)(a)	17,975	1,676,949

Diversified Financial Services - 0.6%
2017 Mandatory Exchangeable Trust $100 par, 5.19%, 12/1/2020 (2)(a)(e)	18,425	2,934,574

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc. Series B, $100 par, 6.50%, 12/31/2049 (2)(a)(f)	9,525	$1,059,677

Gas Utilities - 0.1%
South Jersey Industries, Inc. $50 par, 7.25%, 4/15/2021 (2)(a)	12,425	661,631

Health Care Technology - 0.2%
Change Healthcare, Inc. $50 par, 6.00%, 6/30/2022 (2)*	14,475	792,217

Life Sciences Tools & Services - 0.4%
Avantor, Inc. Series A, $50 par, 6.25%, 5/15/2022 (2)*(a)	28,725	1,891,829

Machinery - 0.4%
Colfax Corp. $50 par, 5.75%, 1/15/2022 (2)(a)	7,475	949,026
Fortive Corp. Series A, $1,000 par, 5.00%, 7/1/2021 (2)(a)	875	901,238
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (2)(a)	4,975	304,122

		2,154,386

Multi-Utilities - 0.6%
CenterPoint Energy, Inc. Series B, $50 par, 7.00%, 9/1/2021 (2)(a)	39,775	1,999,719
Sempra Energy Series A, $100 par, 6.00%, 1/15/2021 (2)(a)	7,925	896,453

		2,896,172

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 (2)*(a)(f)(h)	901	1,055,203

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,189,711)		15,122,638

CLOSED END FUNDS - 2.2%
Aberdeen Global Dynamic Dividend Fund (a)	3,235	31,185
Adams Natural Resources Fund, Inc. (a)	12,416	205,361
AllianceBernstein National Municipal Income Fund, Inc. (a)	10,143	136,423
AllianzGI NFJ Dividend Interest & Premium Strategy Fund (a)	685	8,494
Apollo Senior Floating Rate Fund, Inc. (a)	3,218	48,109
Apollo Tactical Income Fund, Inc. (a)	3,342	49,295
Ares Dynamic Credit Allocation Fund, Inc. (a)	6,282	95,047
BlackRock California Municipal Income Trust	22,535	298,589
BlackRock Debt Strategies Fund, Inc.	11,513	123,995
BlackRock Enhanced Equity Dividend Trust	173	1,535
BlackRock Enhanced Global Dividend Trust	15,647	167,892

INVESTMENTS	SHARES	VALUE

CLOSED END FUNDS - 2.2% (continued)
BlackRock Floating Rate Income Strategies Fund, Inc.	8,175	$104,885
BlackRock Floating Rate Income Trust	5,300	65,826
BlackRock Limited Duration Income Trust	6,029	90,435
BlackRock Municipal Bond Trust	10,571	157,296
BlackRock Municipal Income Investment Quality Trust	2,149	30,623
BlackRock Municipal Income Quality Trust	13,252	182,348
BlackRock MuniEnhanced Fund, Inc.	9,950	110,445
BlackRock MuniHoldings California Quality Fund, Inc.	2,687	36,678
BlackRock MuniHoldings Fund II, Inc.	5,216	78,709
BlackRock MuniHoldings Investment Quality Fund	3,349	44,542
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	17,369	242,124
BlackRock MuniHoldings New York Quality Fund, Inc.	11,298	148,682
BlackRock MuniHoldings Quality Fund II, Inc.	16,624	209,130
BlackRock MuniHoldings Quality Fund, Inc.	14,332	178,147
BlackRock MuniYield California Fund, Inc.	11,226	157,613
BlackRock MuniYield Michigan Quality Fund, Inc.	13,386	183,924
BlackRock MuniYield New Jersey Fund, Inc.	11,906	176,328
BlackRock MuniYield New York Quality Fund, Inc.	10,759	136,747
BlackRock MuniYield Pennsylvania Quality Fund	17,159	240,569
BlackRock MuniYield Quality Fund II, Inc.	11,270	141,551
BlackRock MuniYield Quality Fund III, Inc.	5,481	72,349
BlackRock MuniYield Quality Fund, Inc.	9,273	134,551
BlackRock New York Municipal Income Trust	10,631	144,156
BlackRock Resources & Commodities Strategy Trust	18,528	151,559
Boulder Growth & Income Fund, Inc.	2,000	22,480
Brookfield Global Listed Infrastructure Income Fund, Inc.	5,186	66,381
CBRE Clarion Global Real Estate Income Fund	27,603	206,746
Clough Global Opportunities Fund	1,200	11,220
Delaware Investments Minnesota Municipal Income Fund II, Inc.	14,312	184,052
Dividend and Income Fund	26,619	306,651
DTF Tax-Free Income, Inc.	16,628	230,132
DWS Municipal Income Trust	24,557	276,757
DWS Strategic Municipal Income Trust	10,496	124,797
Eaton Vance California Municipal Bond Fund	5,883	64,889

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE

CLOSED END FUNDS - 2.2% (continued)
Eaton Vance Floating-Rate Income Plus Fund	2,414	$36,138
Eaton Vance Floating-Rate Income Trust	7,125	96,045
Eaton Vance Limited Duration Income Fund (a)	3,070	38,835
Eaton Vance Municipal Income Trust (a)	11,074	137,761
Eaton Vance New York Municipal Bond Fund	14,920	178,742
Eaton Vance Senior Floating-Rate Trust	7,934	103,856
Eaton Vance Senior Income Trust (a)	12,490	77,813
Eaton Vance Short Duration Diversified Income Fund	2,677	36,247
Eaton Vance Tax-Advantaged Global Dividend Income Fund	5,238	84,070
Federated Premier Municipal Income Fund	15,799	217,236
First Trust Aberdeen Global Opportunity Income Fund	3,635	37,804
First Trust High Income Long/Short Fund	10,652	159,993
First Trust Senior Floating Rate Income Fund II	7,766	93,580
General American Investors Co., Inc.	122	4,330
High Income Securities Fund	314	2,597
Invesco Dynamic Credit Opportunities Fund	8,632	96,506
Invesco Trust for Investment Grade Municipals	4,746	60,132
Invesco Trust for Investment Grade New York Municipals	5,469	74,761
Ivy High Income Opportunities Fund	869	11,792
LMP Capital and Income Fund, Inc.	75	1,017
Macquarie Global Infrastructure Total Return Fund, Inc.	2,176	51,484
Madison Covered Call & Equity Strategy Fund	812	5,367
MFS Investment Grade Municipal Trust	6,192	59,257
New America High Income Fund, Inc. (The)	1,856	16,463
New Germany Fund, Inc. (The)	398	5,644
Nuveen Arizona Quality Municipal Income Fund	7,314	95,594
Nuveen California AMT-Free Quality Municipal Income Fund	2,758	40,267
Nuveen California Municipal Value Fund, Inc.	6,172	62,152
Nuveen Connecticut Quality Municipal Income Fund	19,452	252,292
Nuveen Floating Rate Income Opportunity Fund	4,024	39,194
Nuveen Georgia Quality Municipal Income Fund	11,445	141,632
Nuveen Maryland Quality Municipal Income Fund	14,498	187,894
Nuveen Massachusetts Quality Municipal Income Fund	3,713	48,009

INVESTMENTS	SHARES	VALUE

CLOSED END FUNDS - 2.2% (continued)
Nuveen Michigan Quality Municipal Income Fund	17,377	$235,632
Nuveen New Jersey Quality Municipal Income Fund	2,766	39,001
Nuveen New York Quality Municipal Income Fund	10,489	145,378
Nuveen North Carolina Quality Municipal Income Fund	15,431	205,695
Nuveen Ohio Quality Municipal Income Fund	13,417	199,846
Nuveen Pennsylvania Quality Municipal Income Fund	10,309	140,718
Nuveen Real Asset Income and Growth Fund	3,687	62,421
Nuveen Senior Income Fund	3,882	23,020
Nuveen Texas Quality Municipal Income Fund	5,190	70,999
Nuveen Virginia Quality Municipal Income Fund	24,443	318,492
Pioneer Diversified High Income Trust	720	10,296
Pioneer Floating Rate Trust	8,350	89,262
RMR Real Estate Income Fund	1,762	32,297
Royce Micro-Cap Trust, Inc.	400	3,288
Royce Value Trust, Inc.	8,844	123,108
Source Capital, Inc.	1,163	42,531
Swiss Helvetia Fund, Inc. (The)	200	1,580
Tekla Healthcare Investors	6,945	139,456
Tekla Life Sciences Investors	1,308	22,040
THL Credit Senior Loan Fund	600	9,150
Voya Infrastructure Industrials and Materials Fund	2,414	30,054
Western Asset Intermediate Muni Fund, Inc.	28,854	258,820
Western Asset Municipal High Income Fund, Inc.	753	5,666
Western Asset Municipal Partners Fund, Inc.	10,525	156,823

TOTAL CLOSED END FUNDS (Cost $10,386,516)		10,799,324

	PRINCIPAL AMOUNT

CORPORATE BONDS - 6.6%

Airlines - 0.2%
United Continental Holdings, Inc. 6.00%, 12/1/2020 (2)(a)	$1,000,000	1,040,000

Banks - 0.0% (b)
Washington Mutual, Inc. Escrow 0.00%, 9/29/2017 (3)(c)	5,000,000	55,000

Chemicals - 0.2%
TPC Group, Inc. 8.75%, 12/15/2020 (2)(e)	1,000,000	996,250

Commercial Services & Supplies - 0.1%
Harland Clarke Holdings Corp. 6.88%, 3/1/2020 (2)(e)	636,000	627,255

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Consumer Finance - 0.4%
Curo Group Holdings Corp. 8.25%, 9/1/2025 (2)(e)	$1,000,000	$830,000
Navient Corp. 5.00%, 10/26/2020 (2)	1,000,000	1,020,000

		1,850,000

Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. Series V, 5.63%, 4/1/2020 (2)	1,000,000	1,011,250
Virgin Media Secured Finance plc (United Kingdom) 5.25%, 1/15/2021 (2)	2,000,000	2,085,500

		3,096,750

Food Products - 0.2%
Viterra, Inc. (Switzerland) 5.95%, 8/1/2020 (2)(e)	923,000	953,699

Gas Utilities - 0.5%
Ferrellgas LP 6.50%, 5/1/2021(2)	2,500,000	2,268,750

Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 12.50%, 11/1/2021 (2)(a)(e)	985,000	1,084,731

Health Care Providers & Services - 0.8%
BioScrip, Inc. 8.88%, 2/15/2021 (2)	1,354,000	1,370,925
HCA, Inc. 6.50%, 2/15/2020 (2)	1,000,000	1,023,016
Owens & Minor, Inc. 4.38%, 12/15/2024 (2)	2,000,000	1,490,000

		3,883,941

Independent Power and Renewable Electricity Producers - 0.0%
Energy Future Holdings 0.00%, 12/1/2018 (3)(c)(i)	1,000,000	—

IT Services - 0.5%
First Data Corp.
5.00%, 1/15/2024 (2)(e)	556,000	569,622
5.75%, 1/15/2024 (2)(e)	1,734,000	1,782,769

		2,352,391

Marine - 0.2%
Navios Maritime Holdings, Inc. (Greece) 11.25%, 8/15/2022 (2)(e)	1,500,000	1,065,000

Media - 0.0% (b)
iHeartCommunications, Inc.
12.00%, 8/1/2021 (3)(c)(i)	1,010,000	—
6.38%, 5/1/2026 (2)	12,439	13,201
8.38%, 5/1/2027 (2)	23,318	24,426

		37,627

Metals & Mining - 0.2%
Aleris International, Inc.
10.75%, 7/15/2023 (2)(e)	1,095,000	1,142,906

Oil, Gas & Consumable Fuels - 0.9%
Aegean Marine Petroleum Network, Inc. Escrow 0.00%, 12/15/2021 (3)(c)(i)	2,375,000	332,500

INVESTMENTS	PRINCIPAL AMOUNT	VALUE

Oil, Gas & Consumable Fuels - 0.9% (continued)
Antero Midstream Partners LP 5.75%, 1/15/2028 (2)(e)	$2,000,000	$1,980,000
Black Elk Energy Escrow 13.75%, 12/1/2015 (3)(c)(d)	2,833,436	387,464
Energy Transfer Operating LP 7.50%, 10/15/2020 (2)	1,000,000	1,060,710
NSA Bondco Ltd. (Norway) 12.00%, 8/31/2020 (3)(c)(h)	3,216,350	612,604

		4,373,278

Pharmaceuticals - 0.1%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024 (2)(a)	549,000	531,157

Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
2.00%, 10/1/2018 (3)(c)(i)	16,350,000	380,488
2.75%, 1/1/2021 (3)(c)(i)	4,400,000	102,394

		482,882

Specialty Retail - 0.9%
GameStop Corp. 6.75%, 3/15/2021 (2)(e)	2,500,000	2,450,000
Men’s Wearhouse, Inc. (The) 7.00%, 7/1/2022 (2)	2,000,000	1,925,000

		4,375,000

Technology Hardware, Storage & Peripherals - 0.4%
Lexmark International, Inc. 7.13%, 3/15/2020 (2)(j)	2,000,000	1,962,500

Wireless Telecommunication Services - 0.0%
T-Mobile USA, Inc. 4.75%, 2/1/2028 (3)(c)(i)	2,301,000	—

TOTAL CORPORATE BONDS (Cost $65,407,688)		32,179,117

CONVERTIBLE BONDS - 29.7%

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024 (2)(a)	875,000	898,318

Airlines - 0.3%
GOL Equity Finance SA (Brazil) 3.75%, 7/15/2024 (2)(a)(e)	1,250,000	1,331,248

Auto Components - 0.2%
Veoneer, Inc. (Sweden) 4.00%, 6/1/2024 (2)(a)	775,000	803,168

Automobiles - 0.6%
Tesla, Inc. 2.00%, 5/15/2024 (2)(a)	2,950,000	2,897,331

Biotechnology - 2.8%
Clovis Oncology, Inc. 1.25%, 5/1/2025 (2)(a)	900,000	559,915
Inovio Pharmaceuticals, Inc. 6.50%, 3/1/2024 (2)(a)(e)	2,075,000	1,733,447

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT		VALUE

Biotechnology - 2.8% (continued)
Intercept Pharmaceuticals, Inc. 2.00%, 5/15/2026 (2)(a)		$650,000	$643,191
Intrexon Corp. 3.50%, 7/1/2023 (2)(a)		2,550,000	1,784,159
Karyopharm Therapeutics, Inc. 3.00%, 10/15/2025 (2)(a)(e)		1,900,000	1,186,651
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (2)(a)		225,000	194,256
OPKO Health, Inc. 4.50%, 2/15/2025 (2)(a)		5,075,000	4,432,872
Verastem, Inc. 5.00%, 11/1/2048 (2)(a)		5,675,000	2,936,812

			13,471,303

Capital Markets - 3.2%
Ares Capital Corp. 4.63%, 3/1/2024 (2)(a)		2,300,000	2,363,250
Deutsche Bank AG (Germany) 1.00%, 5/1/2023 (2)(a)		1,975,000	1,910,062
Hercules Capital, Inc. 4.38%, 2/1/2022 (2)(a)		1,225,000	1,225,426
New Mountain Finance Corp. 5.75%, 8/15/2023 (2)(a)		4,100,000	4,222,498
Prospect Capital Corp. 6.38%, 3/1/2025 (2)(a)		3,000,000	3,063,900
TPG Specialty Lending, Inc. 4.50%, 8/1/2022 (2)(a)		2,750,000	2,827,086

			15,612,222

Communications Equipment - 0.6%
Finisar Corp. 0.50%, 12/15/2036 (2)		721,000	702,921
Infinera Corp. 2.13%, 9/1/2024 (2)(a)		1,625,000	1,103,984
InterDigital, Inc. 2.00%, 6/1/2024 (2)(a)(e)		1,075,000	1,090,765

			2,897,670

Consumer Finance - 0.4%
EZCORP, Inc. 2.38%, 5/1/2025 (2)(a)		1,025,000	924,701
Qudian, Inc. (China) 1.00%, 7/1/2026 (2)(e)		950,000	967,353

			1,892,054

Diversified Consumer Services - 0.2%
Chegg, Inc. 0.13%, 3/15/2025 (2)(a)(e)		1,125,000	1,129,063

Diversified Financial Services - 0.2%
Element Fleet Management Corp. (Canada) 4.25%, 6/30/2024 (2)(a)	CAD	1,100,000	906,014

Diversified Telecommunication Services - 0.2%
Vonage Holdings Corp. 1.75%, 6/1/2024 (2)(a)(e)		$775,000	780,173

Electrical Equipment - 0.2%
Plug Power, Inc. 5.50%, 3/15/2023 (2)(a)		1,100,000	1,204,394

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc. 4.13%, 9/15/2023 (2)(a)	$1,125,000	$1,351,445
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (2)(a)	1,150,000	1,112,236

		2,463,681

Entertainment - 0.5%
iQIYI, Inc. (China) 2.00%, 4/1/2025 (2)(a)(e)	700,000	688,116
Zynga, Inc. 0.25%, 6/1/2024 (2)(a)(e)	1,600,000	1,593,522

		2,281,638

Equity Real Estate Investment Trusts (REITs) - 0.4%
iStar, Inc. 3.13%, 9/15/2022 (2)(a)	75,000	76,958
Uniti Fiber Holdings, Inc. 4.00%, 6/15/2024 (2)(a)(e)	1,800,000	1,844,537

		1,921,495

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013 (3)(c)(i)	250,000	—
6.25%, 12/15/2016 (3)(c)(e)(i)	2,625,000	—

		—

Health Care Providers & Services - 1.0%
Anthem, Inc. 2.75%, 10/15/2042 (2)(a)	1,279,000	4,991,396

Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Corp. 5.00%, 10/1/2024 (2)	318,000	544,313

Household Durables - 0.2%
GoPro, Inc. 3.50%, 4/15/2022 (2)(a)	1,000,000	982,500

Insurance - 0.4%
AXA SA (France) 7.25%, 5/15/2021 (2)(a)(e)	900,000	924,390
HCI Group, Inc. 4.25%, 3/1/2037 (2)(a)	1,175,000	1,152,070

		2,076,460

Interactive Media & Services - 0.7%
Twitter, Inc. 0.25%, 6/15/2024 (2)(a)	1,150,000	1,119,938
YY, Inc. (China)
0.75%, 6/15/2025 (2)(a)(e)	275,000	277,391
1.38%, 6/15/2026 (2)(a)(e)	650,000	659,755
Zillow Group, Inc. 1.50%, 7/1/2023(2) (a)	1,175,000	1,153,508

		3,210,592

Internet & Direct Marketing Retail - 1.3%
IAC Financeco 3, Inc. 2.00%, 1/15/2030 (2)(a)(e)	1,175,000	1,209,030
MercadoLibre, Inc. (Argentina) 2.00%, 8/15/2028 (2)(a)(e)	1,250,000	1,925,539
Quotient Technology, Inc. 1.75%, 12/1/2022 (2)(a)	800,000	770,312

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Internet & Direct Marketing Retail - 1.3% (continued)
Wayfair, Inc. 1.13%, 11/1/2024 (2)(a)(e)	$1,525,000	$2,215,260

		6,120,141

IT Services - 0.8%
KBR, Inc. 2.50%, 11/1/2023 (2)(a)(e)	950,000	1,103,616
MongoDB, Inc. 0.75%, 6/15/2024 (2)(a)(e)	950,000	2,177,281
Square, Inc. 0.38%, 3/1/2022 (2)(a)	250,000	788,121

		4,069,018

Media - 0.8%
Liberty Latin America Ltd. (Chile) 2.00%, 7/15/2024 (2)(a)(e)	1,450,000	1,459,851
Liberty Media Corp.
2.13%, 3/31/2048 (2)(a) (e)	850,000	825,031
2.25%, 12/1/2048 (2)(a) (e)	1,525,000	1,740,810

		4,025,692

Metals & Mining - 1.2%
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (2)(a)	2,350,000	4,382,893
Cleveland-Cliffs, Inc. 1.50%, 1/15/2025 (2)(a)	850,000	1,226,625
Endeavour Mining Corp. (Ivory Coast) 3.00%, 2/15/2023 (2)(a)(e)	350,000	341,040

		5,950,558

Mortgage Real Estate Investment Trusts (REITs) - 3.2%
Apollo Commercial Real Estate Finance, Inc.
4.75%, 8/23/2022 (2)(a)	2,250,000	2,249,539
5.38%, 10/15/2023 (2)(a)	1,550,000	1,543,434
Blackstone Mortgage Trust, Inc.
4.38%, 5/5/2022 (2)(a)	900,000	938,027
4.75%, 3/15/2023 (2)(a)	1,800,000	1,874,657
Granite Point Mortgage Trust, Inc. 6.38%, 10/1/2023 (2)(a)	1,900,000	1,962,938
MFA Financial, Inc. 6.25%, 6/15/2024 (2)(a)	2,125,000	2,134,163
Redwood Trust, Inc.
4.75%, 8/15/2023 (2)(a)	1,900,000	1,852,500
5.63%, 7/15/2024 (2)(a)	2,775,000	2,759,391

		15,314,649

Oil, Gas & Consumable Fuels - 1.8%
Chesapeake Energy Corp. 5.50%, 9/15/2026 (2)(a)(j)	700,000	558,725
DHT Holdings, Inc. 4.50%, 8/15/2021 (2)(a)(e)	1,725,000	1,910,719
Green Plains, Inc. 4.00%, 7/1/2024 (2)(a)(e)	2,125,000	2,013,437
Scorpio Tankers, Inc. (Monaco) 3.00%, 5/15/2022 (2)(a)	1,650,000	1,714,701
Ship Finance International Ltd. (Norway) 5.75%, 10/15/2021 (2)(a)	2,600,000	2,623,610

		8,821,192

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Pharmaceuticals - 0.8%
Aphria, Inc. (Canada) 5.25%, 6/1/2024 (2)(a)(e)	$1,150,000	$1,026,375
Omeros Corp. 6.25%, 11/15/2023 (2)(a)(e)	2,250,000	2,321,218
Tilray, Inc. (Canada) 5.00%, 10/1/2023 (2)(a)(e)	725,000	584,531

		3,932,124

Semiconductors & Semiconductor Equipment - 3.5%
Cree, Inc. 0.88%, 9/1/2023 (2)(a)(e)	900,000	1,041,690
Microchip Technology, Inc. 2.25%, 2/15/2037 (2)(a)	1,851,000	2,179,737
Novellus Systems, Inc. 2.63%, 5/15/2041 (2)(a)	2,400,000	13,929,449
SunEdison, Inc. 0.25%, 1/15/2020 (3)(c)(i)	575,000	13,381

		17,164,257

Software - 1.9%
8x8, Inc. 0.50%, 2/1/2024 (2)(a)(e)	800,000	908,493
Atlassian, Inc. 0.63%, 5/1/2023 (2)(a)	350,000	595,000
Benefitfocus, Inc. 1.25%, 12/15/2023 (2)(a)(e)	675,000	602,167
Coupa Software, Inc. 0.13%, 6/15/2025 (2)(a)(e)	1,350,000	1,444,611
FireEye, Inc. 0.88%, 6/1/2024 (2)(a)	525,000	511,742
Pluralsight, Inc. 0.38%, 3/1/2024 (2)(a)(e)	975,000	1,042,407
Q2 Holdings, Inc. 0.75%, 6/1/2026 (2)(a)(e)	950,000	1,021,763
Rapid7, Inc. 1.25%, 8/1/2023 (2)(a)(e)	400,000	610,500
Red Hat, Inc. 0.25%, 10/1/2019 (2)	303,000	770,595
Splunk, Inc. 1.13%, 9/15/2025 (2)(a)(e)	1,350,000	1,510,866

		9,018,144

Specialty Retail - 0.6%
Guess?, Inc. 2.00%, 4/15/2024 (2)(a)(e)	900,000	841,887
RH 0.00%, 6/15/2023 (2)(a)(e)	2,275,000	2,066,223

		2,908,110

Technology Hardware, Storage & Peripherals - 0.5%
Electronics For Imaging, Inc. 2.25%, 11/15/2023 (2)(a)(e)	1,430,000	1,689,983
Pure Storage, Inc. 0.13%, 4/15/2023 (2)(a)	800,000	766,000

		2,455,983

Trading Companies & Distributors - 0.0% (b)
AM Castle & Co. 7.00%, 8/31/2022 (3)(a)(c)	102,861	87,432

Wireless Telecommunication Services - 0.4%
Gogo, Inc. 6.00%, 5/15/2022 (2)(a)(e)	1,975,000	1,817,000

TOTAL CONVERTIBLE BONDS (Cost $132,748,063)		143,979,333

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
LOAN PARTICIPATIONS - 0.7%

Distributors - 0.2%
American Tire Distributors, Inc., U.S. Junior FILO Facility
(ICE LIBOR USD 3 Month + 6.00%), 8.52%, 9/1/2023 (2)(k)	$107,388	$106,314
American Tire Distributors, Inc., U.S. Senior Secured Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.98%, 9/1/2024 (2)(k)	1,066,078	995,717

		1,102,031

Media - 0.0% (b)
iHeartCommunications, Inc., First Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 6/4/2026 (2)(k)	56,283	56,336

Personal Products - 0.5%
Revlon Consumer Products Corp., Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.02%, 9/7/2023 (2)(k)	2,487,212	2,071,649

TOTAL LOAN PARTICIPATIONS (Cost $2,886,514)		3,230,016

	NO. OF RIGHTS
RIGHTS - 0.3%

Biotechnology - 0.0% (b)
Ambit Biosciences Corp., CVR (3)*(c)(d)	146,272	69,459
Tobira Therapeutics, Inc., CVR (3)*(c)(d)	11,880	115,182

		184,641

Capital Markets - 0.3%
Allegro Merger Corp., expiring 12/31/2023 *(a)	180,000	37,800
Big Rock Partners Acquisition Corp., expiring 12/1/2022 (3)*(c)	200,000	38,000
Black Ridge Acquisition Corp., expiring 11/16/2020 *	210,000	88,200
Constellation Alpha Capital Corp., expiring 12/31/2049 *	700,000	119,000
GigCapital, Inc. *	375,000	195,000
HL Acquisitions Corp., expiring 6/1/2026 (3)*(c)	54,000	17,820
KBL Merger Corp. IV (2)*	1,000,000	249,800
Modern Media Acquisition Corp., expiring 12/31/2022 *	1,700,000	493,000
Pensare Acquisition Corp., expiring 8/8/2022 (2)*	1,000,000	150,000
Proficient Alpha Acquisition Corp., expiring 4/30/2026 (2)*	80,000	15,200
TKK Symphony Acquisition Corp., (Hong Kong) *	370,000	66,600

		1,470,420

TOTAL RIGHTS (Cost $—)		1,655,061

INVESTMENTS	NO. OF WARRANTS	VALUE
WARRANTS - 2.8%

Aerospace & Defense - 0.0% (b)
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 (3)*(c)	614,551	$27,655

Biotechnology - 0.1%
Organogenesis Holdings, Inc., expiring 12/10/2023 *	1,000,000	470,000
Xynomic Pharmaceuticals Holdings, Inc., expiring 5/15/2024 *	75,000	15,750

		485,750

Capital Markets - 1.4%
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada) *	579,085	2,211
Act II Global Acquisition Corp., expiring 4/30/2024 *	180,000	126,000
Alignvest Acquisition II Corp., expiring 7/4/2022 (Canada) *	175,000	66,149
Allegro Merger Corp., expiring 1/6/2025 (2) *(a)	180,000	45,000
AMCI Acquisition Corp., expiring 10/1/2025 (2) *(a)	460,000	133,400
B Riley Principal Merger Corp., expiring 4/8/2024 (2)*	85,000	41,650
Big Rock Partners Acquisition Corp., expiring 12/1/2022 *	100,000	23,670
Black Ridge Acquisition Corp., expiring 10/25/2022 *	210,000	86,100
Boxwood Merger Corp., expiring 11/26/2025 *	500,000	310,000
Capitol Investment Corp. IV, expiring 1/1/2025 *	83,333	115,833
CF Finance Acquisition Corp., expiring 4/30/2025 *	300,000	180,000
ChaSerg Technology Acquisition Corp., expiring 9/30/2023 *	90,000	67,500
Constellation Alpha Capital Corp., expiring 3/23/2024 *	700,000	51,800
Crescent Acquisition Corp., expiring 3/7/2024 *	200,000	130,000
DFB Healthcare Acquisitions Corp., expiring 4/3/2023 (2)*	66,666	83,332
DiamondPeak Holdings Corp., expiring 4/12/2024 *	153,333	122,666
Far Point Acquisition Corp., expiring 6/1/2025 *	33,333	42,666
FinTech Acquisition Corp. III, expiring 12/1/2023 *	230,000	312,800
Forum Merger II Corp., expiring 9/30/2025 (2)*	180,000	115,110
GigCapital, Inc., expiring 3/6/2025 *	281,250	84,375
Gordon Pointe Acquisition Corp., expiring 1/25/2023 *	122,980	41,813
Gores Holdings III, Inc., expiring 9/11/2023 *	66,666	96,666
Gores Metropoulos, Inc., expiring 3/25/2024 (2)*	33,333	42,000

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE
Capital Markets - 1.4% (continued)
Graf Industrial Corp., expiring 12/31/2025 (2)*	198,000	$78,032
GS Acquisition Holdings Corp., expiring 7/30/2023 *	100,000	125,000
Hennessy Capital Acquisition Corp. IV, expiring 9/25/2025 *	300,000	180,000
HL Acquisitions Corp., expiring 7/18/2023 (3)*(c)	54,000	14,575
Hunter Maritime Acquisition Corp., expiring 3/21/2024 (2)*	470,000	93,530
Insurance Acquisition Corp., expiring 3/31/2024 *	110,000	102,300
KBL Merger Corp. IV, expiring 1/15/2024 *(a)	500,000	80,000
Landcadia Holdings II, Inc., expiring 5/9/2026 (2)*	116,666	99,166
Legacy Acquisition Corp., expiring 11/30/2022 *(a)	250,000	80,000
Leisure Acquisition Corp., expiring 12/28/2022 (3)*(c)	125,000	81,250
Leo Holdings Corp., expiring 4/5/2023 (United Kingdom) *	125,000	156,250
LF Capital Acquisition Corp., expiring 6/27/2023 (2)*	240,000	81,600
Longevity Acquisition Corp., expiring 7/31/2025 (China) (2)*	125,000	17,500
Megalith Financial Acquisition Corp., expiring 9/21/2023 *	128,200	39,742
Modern Media Acquisition Corp., expiring 6/7/2022 *	425,000	102,000
Monocle Acquisition Corp., expiring 6/12/2024 (2)*	336,119	117,642
Mudrick Capital Acquisition Corp., expiring 3/12/2025 *	250,000	122,500
Nebula Acquisition Corp., expiring 1/12/2023 *	46,666	46,666
New Frontier Corp., expiring 7/25/2023 (Hong Kong) (3)*(c)	50,000	35,000
Opes Acquisition Corp., expiring 1/15/2023 (2)*	250,000	62,825
Pensare Acquisition Corp., expiring 8/8/2022 (3)*(c)	250,000	42,350
Pivotal Acquisition Corp., expiring 12/1/2025 *	360,000	486,000
Proficient Alpha Acquisition Corp., expiring 4/30/2026 *	80,000	11,200
PROMECAP Acquisition Co. SAB de CV, expiring 3/23/2023 (Mexico) (3)*(c)	400,000	10,420
Pure Acquisition Corp., expiring 4/17/2023 *	172,500	186,300
Regalwood Global Energy Ltd., expiring 12/5/2022 *	83,333	75,000
Replay Acquisition Corp., expiring 4/8/2024 *(a)	115,000	80,500
RMG Acquisition Corp., expiring 2/21/2026 (2)*	166,666	156,666
Schultze Special Purpose Acquisition Corp., expiring 12/31/2023 *	288,000	86,400

INVESTMENTS	NO. OF WARRANTS	VALUE
Capital Markets - 1.4% (continued)
Sentinel Energy Services, Inc., expiring 12/22/2022 *	44,440	$31,108
Social Capital Hedosophia Holdings Corp., expiring 9/25/2022 *(a)	83,334	111,667
Spartan Energy Acquisition Corp., expiring 10/1/2023 (2)*	48,333	43,016
Tenzing Acquisition Corp., expiring 8/23/2025 (2)*	250,000	52,500
Thunder Bridge Acquisition Ltd., expiring 7/17/2022 *	180,000	363,600
Tiberius Acquisition Corp., expiring 4/10/2023 (2)*	117,500	41,125
TKK Symphony Acquisition Corp., expiring 8/20/2023 (Hong Kong) *	370,000	48,100
Tortoise Acquisition Corp., expiring 3/4/2024 (3)*(c)	207,794	145,456
TPG Pace Holdings Corp., expiring 8/18/2022 (2)*	66,666	105,332
Trine Acquisition Corp., expiring 3/5/2024 *	230,000	174,639
Trinity Merger Corp., expiring 5/31/2023 *	250,000	82,250
Tuscan Holdings Corp., expiring 4/1/2026 *	320,000	249,600
Twelve Seas Investment Co., expiring 7/13/2023 (United Kingdom) *	240,000	57,600
VectoIQ Acquisition Corp., expiring 6/11/2023 (2)*	180,000	84,600

		6,761,748

Commercial Services & Supplies - 0.1%
Estre Ambiental, Inc., expiring 12/22/2022 (2)*(a)	661,870	26,475
NRC Group Holdings Corp., expiring 10/17/2023 *	187,500	309,637

		336,112

Construction & Engineering - 0.0% (b)
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 *	343,006	11,834
Limbach Holdings, Inc., expiring 7/20/2021 *(a)	168,252	100,951
Peck Co., Inc. (The), expiring 6/20/2024 *	122,916	24,460

		137,245

Consumer Finance - 0.0% (b)
China Lending Corp., expiring 7/6/2021 (China) (3)*(a)(c)	142,386	285

Containers & Packaging - 0.0% (b)
Ranpak Holdings Corp., expiring 6/3/2024 (2)*	54,017	64,820

Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd., expiring 3/19/2024 *	99,990	468,953

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE
Energy Equipment & Services - 0.1%
National Energy Services Reunited Corp., expiring 6/6/2023 *	383,983	$326,386

Entertainment - 0.0% (b)
Kew Media Group, Inc., expiring 3/20/2022 (Canada) *	150,000	57,272

Food Products - 0.0% (b)
Bioceres Crop Solutions Corp., expiring 3/14/2024 (Argentina) *	250,000	82,500

Hotels, Restaurants & Leisure - 0.2%
Acamar Partners Acquisition Corp., expiring 2/26/2026 (3)*(a)(c)	150,000	112,500
Inspired Entertainment, Inc., expiring 12/23/2021 *	636,986	509,589
Simplicity Esports and Gaming Co., expiring 11/20/2023 *	225,000	90,000
Target Hospitality Corp., expiring 3/15/2024 *	53,333	106,666

		818,755

Household Durables - 0.0% (b)
Purple Innovation, Inc., expiring 2/2/2023 *	384,000	114,816

Insurance - 0.0% (b)
Sirius International Insurance Group Ltd., expiring 11/5/2023 *	286,625	171,975

Internet & Direct Marketing Retail - 0.0% (b)
LXRandCo, Inc., expiring 6/9/2022 (Canada) (3)*(c)	1,274,000	19,457
Reebonz Holding Ltd., expiring 12/19/2023 (Singapore)(3)*(a)(c)	75,000	750

		20,207

IT Services - 0.1%
Exela Technologies, Inc., expiring 7/12/2022 *(a)	930,354	251,196
Verra Mobility Corp., expiring 10/17/2023 *	66,666	269,997

		521,193

Machinery - 0.1%
Blue Bird Corp., expiring 2/24/2020 *	53,842	216,983

Oil, Gas & Consumable Fuels - 0.2%
Alta Mesa Resources, Inc., expiring 2/9/2023 *(a)	308,333	2,158
Altus Midstream Co., expiring 11/12/2023 *	125,000	56,238
Falcon Minerals Corp., expiring 8/23/2023 *	250,000	237,500
Magnolia Oil & Gas Corp., expiring 7/31/2023 *	83,333	278,332
NextDecade Corp., expiring 7/24/2022 (3)*(c)	547,770	279,363

INVESTMENTS	NO. OF WARRANTS	VALUE

Oil, Gas & Consumable Fuels - 0.2% (continued)
Rosehill Resources, Inc., expiring 4/27/2022 *	244,800	$117,504

		971,095

Pharmaceuticals - 0.2%
AYR Strategies, Inc., expiring 12/21/2025 (Canada) *	155,100	825,510

Professional Services - 0.1%
Akerna Corp., expiring 8/1/2024 *	7,500	21,750
Clarivate Analytics plc, expiring 10/29/2023 *	77,500	368,125

		389,875

Road & Rail - 0.0% (b)
Daseke, Inc., expiring 2/27/2022 *	378,003	83,161

Software - 0.1%
GTY Technology Holdings, Inc., expiring 2/19/2024 *	314,900	239,324
Phunware, Inc., expiring 12/26/2023 *	58,632	20,521
Rimini Street, Inc., expiring 9/30/2022 (3)*(a)(c)	471,690	221,694

		481,539

Specialty Retail - 0.0% (b)
Kaixin Auto Holdings, expiring 4/30/2024 (Hong Kong) (2)*	125,000	5,750

Technology Hardware, Storage & Peripherals - 0.0% (b)
Borqs Technologies, Inc., expiring 8/18/2022 (China) (2)*(a)	373,500	11,205

Wireless Telecommunication Services - 0.0% (b)
Trilogy International Partners, Inc., expiring 2/7/2022 (Canada) *	445,000	18,690

TOTAL WARRANTS (Cost $675,897)		13,399,480

	NO. OF UNITS
SECURITIES IN LITIGATION - 0.1%

Health Care Equipment & Services - 0.1%
DEMC, Ltd., Class A-1 (3)*(c)(d)	12,969	—
DEMC, Ltd., Class A-2 (3)*(c)(d)	368,190,309	243,006
DEMC, Ltd., Class B-1 (3)*(c)(d)	10,488	—
DEMC, Ltd., Class B-2 (3)*(c)(d)	513,897,326	514

		243,520

Software - 0.0% (b)
TimeGate Studios, Inc. (3)*(c)(d)(i)	3,591,250	201,735

TOTAL SECURITIES IN LITIGATION (Cost $4,086,015)		445,255

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 31.7%
INVESTMENT COMPANIES - 26.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (l)(m)	14,738,377	$14,738,377
Limited Purpose Cash Investment Fund, 2.36% (l)	103,860,178	103,880,949
UBS Select Treasury Preferred Fund, Class I, 2.23% (l)	8,636,700	8,636,700

TOTAL INVESTMENT COMPANIES (Cost $127,226,723)		127,256,026

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 5.4%
U.S. Treasury Bills
2.45%, 7/5/2019 (2)(n)(o)	$6,000,000	5,998,700
2.47%, 7/11/2019 (2)(n)(o)	6,000,000	5,996,788
2.49%, 7/18/2019 (2)(n)(o)	6,000,000	5,994,188
2.47%, 8/8/2019 (2)(n)(o)	1,186,000	1,183,420
2.48%, 8/15/2019 (2)(a)(n)(o)	3,050,000	3,042,022
2.14%, 11/21/2019 (2)(a)(n)(o)	1,000,000	991,817
2.14%, 11/29/2019 (2)(n)(o)	1,000,000	991,339
2.13%, 12/5/2019 (2)(a)(n)(o)	1,000,000	991,223
2.15%, 12/12/2019 (2)(a)(n)(o)	1,070,000	1,060,074

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,244,051)		26,249,571

TOTAL SHORT-TERM INVESTMENTS (Cost $153,470,774)		153,505,597

TOTAL LONG POSITIONS (Cost $599,388,508)		595,503,408

	SHARES
SHORT POSITIONS - (34.7)%
COMMON STOCKS - (31.8)%

Aerospace & Defense - (1.5)%
Harris Corp.	(28,780)	(5,443,161)
United Technologies Corp.	(14,224)	(1,851,965)

		(7,295,126)

Air Freight & Logistics - (0.1)%
Atlas Air Worldwide Holdings, Inc. *	(8,165)	(364,486)

Auto Components - (0.1)%
Veoneer, Inc. (Sweden) *	(22,230)	(384,801)

Automobiles - (0.3)%
Tesla, Inc. *	(6,899)	(1,541,651)

Banks - (1.5)%
Ameris Bancorp	(3,846)	(150,725)
BB&T Corp.	(113,048)	(5,554,048)
Chemical Financial Corp.	(28,438)	(1,169,086)
Prosperity Bancshares, Inc.	(7,582)	(500,791)
Valley National Bancorp	(2,540)	(27,381)

		(7,402,031)

INVESTMENTS	SHARES	VALUE
Biotechnology - (1.1)%
AbbVie, Inc.	(25,140)	$(1,828,181)
Clovis Oncology, Inc. *	(2,599)	(38,647)
Exact Sciences Corp. *	(20)	(2,361)
Inovio Pharmaceuticals, Inc. *	(200,483)	(589,420)
Intercept Pharmaceuticals, Inc. *	(4,246)	(337,854)
Karyopharm Therapeutics, Inc. *	(65,251)	(390,853)
Ligand Pharmaceuticals, Inc. *	(290)	(33,104)
OPKO Health, Inc. *	(679,515)	(1,658,017)
Verastem, Inc. *	(396,050)	(598,035)

		(5,476,472)

Capital Markets - (0.7)%
Ares Capital Corp.	(19,665)	(352,790)
Hercules Capital, Inc.	(6,718)	(86,125)
New Mountain Finance Corp.	(61,717)	(862,187)
Penson Worldwide, Inc. (3)*(c)	(217,523)	—
Prospect Capital Corp.	(18,272)	(119,316)
TPG Specialty Lending, Inc.	(29,414)	(576,514)
Virtus Investment Partners, Inc.	(11,772)	(1,264,313)

		(3,261,245)

Commercial Services & Supplies - (0.2)%
US Ecology, Inc.	(20,000)	(1,190,800)

Communications Equipment - (0.1)%
Infinera Corp. *	(55,135)	(160,443)
InterDigital, Inc.	(1,061)	(68,328)

		(228,771)

Construction & Engineering - 0.0% (b)
Limbach Holdings, Inc. *	(10,000)	(91,000)

Consumer Finance - (0.1)%
EZCORP, Inc., Class A *	(32,233)	(305,247)

Containers & Packaging - 0.0% (b)
Ranpak Holdings Corp. *	(4,413)	(39,055)

Diversified Consumer Services - (0.4)%
Chegg, Inc. *	(13,965)	(538,909)
OneSpaWorld Holdings Ltd. *	(99,990)	(1,549,845)

		(2,088,754)

Diversified Financial Services - (0.3)%
AXA Equitable Holdings, Inc.	(32,205)	(673,084)
Element Fleet Management Corp. (Canada)	(40,622)	(296,549)
Voya Financial, Inc.	(12,585)	(695,951)

		(1,665,584)

Electrical Equipment - (1.4)%
Enphase Energy, Inc. *	(333,033)	(6,071,192)
Plug Power, Inc. *	(341,508)	(768,393)

		(6,839,585)

Electronic Equipment, Instruments & Components - (0.2)%
II-VI, Inc. *	(19,624)	(717,453)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - (0.5)%
Helix Energy Solutions Group, Inc. *	(82,576)	$(712,631)
Keane Group, Inc. *	(13,049)	(87,689)
National Energy Services Reunited Corp. *	(104,992)	(913,430)
SEACOR Holdings, Inc. *	(6,021)	(286,058)
US Well Services, Inc. *	(116,613)	(562,075)

		(2,561,883)

Entertainment - (0.3)%
iQIYI, Inc., ADR (China) *	(12,012)	(248,048)
Kew Media Group, Inc., Class B (Canada) *	(5,000)	(21,305)
Live Nation Entertainment, Inc. *	(14,611)	(967,979)

		(1,237,332)

Equity Real Estate Investment Trusts (REITs) - (0.2)%
Cousins Properties, Inc.	(100)	(3,617)
Innovative Industrial Properties, Inc.	(4,599)	(568,253)
iStar, Inc.	(2,301)	(28,579)
Park Hotels & Resorts, Inc.	(1,040)	(28,662)
QTS Realty Trust, Inc., Class A	(12,152)	(561,179)

		(1,190,290)

Gas Utilities - (0.1)%
South Jersey Industries, Inc.	(14,215)	(479,472)

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc., ADR (China) (3)*(c)	(40,234)	—

Health Care Providers & Services - (1.5)%
Anthem, Inc.	(17,773)	(5,015,719)
Centene Corp. *	(43,203)	(2,265,565)

		(7,281,284)

Hotels, Restaurants & Leisure - (0.3)%
Eldorado Resorts, Inc. *	(28,841)	(1,328,705)
Target Hospitality Corp. *	(23,467)	(213,550)

		(1,542,255)

Insurance - (0.1)%
HCI Group, Inc.	(6,285)	(254,354)

Interactive Media & Services - (0.5)%
IAC/InterActiveCorp *	(2,719)	(591,464)
Twitter, Inc. *	(10,838)	(378,246)
Weibo Corp., ADR (China) *	(26,394)	(1,149,459)
Zillow Group, Inc., Class C *	(6,597)	(306,035)

		(2,425,204)

Internet & Direct Marketing Retail - (4.7)%
Alibaba Group Holding Ltd., ADR (China) *	(106,091)	(17,977,120)
Expedia Group, Inc.	(11,924)	(1,586,250)
MercadoLibre, Inc. (Argentina) *	(2,368)	(1,448,671)
Quotient Technology, Inc. *	(20,387)	(218,956)
Wayfair, Inc., Class A *	(10,874)	(1,587,604)

		(22,818,601)

INVESTMENTS	SHARES	VALUE
IT Services - (3.5)%
Fidelity National Information Services, Inc.	(36,836)	$(4,519,041)
Fiserv, Inc. *	(26,024)	(2,372,348)
Global Payments, Inc.	(34,149)	(5,468,279)
KBR, Inc.	(24,429)	(609,259)
MongoDB, Inc. *	(12,964)	(1,971,695)
Square, Inc., Class A *	(10,595)	(768,455)
Verra Mobility Corp. *	(80,785)	(1,057,476)

		(16,766,553)

Life Sciences Tools & Services - (0.3)%
Avantor, Inc. *	(64,681)	(1,234,760)

Machinery - (0.5)%
Blue Bird Corp. *	(45,043)	(886,897)
Colfax Corp. *	(28,018)	(785,345)
Fortive Corp.	(7,889)	(643,111)
Rexnord Corp. *	(8,651)	(261,433)

		(2,576,786)

Media - (0.6)%
New York Times Co. (The), Class A	(82,523)	(2,691,900)
Sirius XM Holdings, Inc.	(39,548)	(220,678)

		(2,912,578)

Metals & Mining - (1.0)%
Allegheny Technologies, Inc. *	(145,554)	(3,667,961)
Cleveland-Cliffs, Inc.	(86,820)	(926,369)
Endeavour Mining Corp. (Ivory Coast) *	(5,232)	(85,299)

		(4,679,629)

Mortgage Real Estate Investment Trusts (REITs) - (0.6)%
Apollo Commercial Real Estate Finance, Inc.	(36,697)	(674,858)
Blackstone Mortgage Trust, Inc., Class A	(28,240)	(1,004,779)
Granite Point Mortgage Trust, Inc.	(20,419)	(391,841)
Redwood Trust, Inc.	(63,544)	(1,050,382)

		(3,121,860)

Multi-Utilities - (0.4)%
CenterPoint Energy, Inc.	(45,979)	(1,316,379)
Sempra Energy	(4,369)	(600,475)

		(1,916,854)

Oil, Gas & Consumable Fuels - (1.1)%
Altus Midstream Co., Class A *	(29,043)	(108,040)
Chesapeake Energy Corp. *	(27,187)	(53,015)
DHT Holdings, Inc.	(171,239)	(1,012,023)
Falcon Minerals Corp.	(75,000)	(630,000)
Green Plains, Inc.	(92,703)	(999,338)
Magnolia Oil & Gas Corp., Class A *	(48,333)	(559,696)
Occidental Petroleum Corp.	(9,939)	(499,733)
Rosehill Resources, Inc. *	(20,066)	(74,244)
Scorpio Tankers, Inc. (Monaco)	(24,899)	(735,018)
Ship Finance International Ltd. (Norway)	(47,103)	(589,259)

		(5,260,366)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - (0.5)%
Bristol-Myers Squibb Co.	(33,491)	$(1,518,817)
Omeros Corp. *	(61,447)	(964,103)

		(2,482,920)

Professional Services - (0.2)%
Clarivate Analytics plc *	(59,940)	(921,877)

Real Estate Management & Development - (0.1)%
Jones Lang LaSalle, Inc.	(4,142)	(582,738)

Road & Rail - (0.3)%
Daseke, Inc. *	(32,130)	(115,668)
DSV A/S (Denmark) (2)	(14,095)	(1,387,935)

		(1,503,603)

Semiconductors & Semiconductor Equipment - (3.4)%
Cree, Inc. *	(10,130)	(569,103)
Lam Research Corp.	(74,207)	(13,939,043)
Microchip Technology, Inc.	(22,475)	(1,948,582)
Nanometrics, Inc. *	(3,453)	(119,854)

		(16,576,582)

Software - (1.7)%
8x8, Inc. *	(22,123)	(533,164)
Atlassian Corp. plc, Class A *	(3,649)	(477,435)
Benefitfocus, Inc. *	(5,649)	(153,370)
Coupa Software, Inc. *	(2,907)	(368,055)
FireEye, Inc. *	(11,117)	(164,643)
Guidewire Software, Inc. *	(1,141)	(115,675)
Pluralsight, Inc., Class A *	(16,101)	(488,182)
Rapid7, Inc. *	(7,983)	(461,737)
Rimini Street, Inc. *	(10,000)	(53,000)
salesforce.com, Inc. *	(29,806)	(4,522,465)
Splunk, Inc. *	(5,735)	(721,176)

		(8,058,902)

Specialty Retail - (0.2)%
Guess?, Inc.	(16,407)	(264,973)
RH *	(5,287)	(611,177)

		(876,150)

Technology Hardware, Storage & Peripherals - (0.2)%
NCR Corp. *	(17,870)	(555,757)
Pure Storage, Inc., Class A *	(14,545)	(222,102)

		(777,859)

Wireless Telecommunication Services - (1.0)%
Gogo, Inc. *	(193,114)	(768,594)
T-Mobile US, Inc. *	(56,901)	(4,218,640)

		(4,987,234)

TOTAL COMMON STOCKS (Proceeds $(136,337,967))		(153,919,987)

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS - (2.9)%

Biotechnology - (0.5)%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020 (2)	$(1,275,000)	$(1,429,594)
0.60%, 8/1/2024 (2)	(875,000)	(908,359)
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023 (2)	(100,000)	(89,162)

		(2,427,115)

Energy Equipment & Services - (0.3)%
Oil States International, Inc. 1.50%, 2/15/2023 (2)	(1,275,000)	(1,133,995)
Transocean, Inc. 0.50%, 1/30/2023 (2)	(250,000)	(247,318)

		(1,381,313)

Health Care Equipment & Supplies - (0.2)%
Insulet Corp. 1.38%, 11/15/2024 (2)	(500,000)	(709,704)

Internet & Direct Marketing Retail - (1.0)%
Booking Holdings, Inc. 0.90%, 9/15/2021 (2)	(900,000)	(1,029,508)
IAC Financeco 2, Inc. 0.88%, 6/15/2026 (2)(e)	(450,000)	(452,077)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (2)(e)	(950,000)	(948,366)
Wayfair, Inc. 0.38%, 9/1/2022 (2)	(1,650,000)	(2,497,543)

		(4,927,494)

IT Services - (0.4)%
Akamai Technologies, Inc. 0.13%, 5/1/2025 (2)	(100,000)	(106,830)
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (2)(e)	(250,000)	(303,418)
Square, Inc. 0.50%, 5/15/2023 (2)	(1,200,000)	(1,432,016)

		(1,842,264)

Life Sciences Tools & Services - (0.5)%
Illumina, Inc.
0.50%, 6/15/2021(2)	(1,100,000)	(1,696,493)
0.00%, 8/15/2023 (2)(e)	(800,000)	(923,159)

		(2,619,652)

Pharmaceuticals - 0.0% (b)
Jazz Investments I Ltd.
1.50%, 8/15/2024(2)	(175,000)	(172,394)

TOTAL CONVERTIBLE BONDS (Proceeds $(14,195,827))		(14,079,936)

TOTAL SHORT POSITIONS (Proceeds $(150,533,794))		(167,999,923)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 88.2% (Cost $448,854,714)		427,503,485

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.8% (p)		57,154,701

NET ASSETS - 100.0%		$484,658,186

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$12,700,659	2.6%
Consumer Discretionary	(969,525)	(0.2)
Consumer Staples	3,344,311	0.7
Energy	11,945,473	2.5
Financials	169,197,633	34.9
Health Care	28,458,733	5.9
Industrials	8,265,531	1.7
Information Technology	26,544,880	5.4
Materials	4,547,671	0.9
Real Estate	4,841,578	1.0
Utilities	5,120,944	1.1
Short-Term Investments	153,505,597	31.7

Total Investments In Securities At Value	427,503,485	88.2
Other Assets in Excess of Liabilities (p)	57,154,701	11.8

Net Assets	$484,658,186	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $203,147,115. In addition, $58,317,559 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2019 amounted to $10,244,947, which represents approximately 2.11% of net assets of the fund.

(d)	Restricted Security.
(e)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $63,522,833, which represents approximately 13.11% of net assets of the fund.

(f)	Perpetual security. The rate reflected was the rate in effect on June 30, 2019. The maturity date reflects the next call date.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Notes to Financial Statements for further information. The interest rate shown was the current rate as of June 30, 2019.
(h)	Payment in-kind security.
(i)	Defaulted security.
(j)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of June 30, 2019.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(l)	Represents 7-day effective yield as of June 30, 2019.
(m)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(n)	The rate shown was the effective yield at the date of purchase.
(o)	All or a portion of the security pledged as collateral for swap contracts.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt

CVR - Contingent Value Rights

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

Credit default swap contracts outstanding - buy protection as of June 30, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America High Yield Index Series 32.V1	5.00%	Quarterly	6/20/2024	3.26%	USD	12,800,000	$(749,053)	$(227,199)	$(976,252)
Markit CDX North America Investment Grade Index Series 32.V1	1.00	Quarterly	6/20/2024	0.55	USD	100,000	(1,743)	(411)	(2,154)

							$(750,796)	$(227,610)	$(978,406)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index	(266)	9/2019	USD	$(39,157,860)	$(584,072)
U.S. Treasury 10 Year Note	(69)	9/2019	USD	(8,829,844)	(181,401)
U.S. Treasury 2 Year Note	(284)	9/2019	USD	(61,111,031)	(332,812)
U.S. Treasury 5 Year Note	(139)	9/2019	USD	(16,423,719)	(206,102)

					$(1,304,387)

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	3,622,329	USD	2,689,594	CITI	9/18/2019	$80,506
CAD	10,318	USD	7,705	JPMC	9/18/2019	186
EUR	663,116	USD	749,787	CITI	9/18/2019	8,987
EUR	382,429	USD	432,286	JPMC	9/18/2019	5,311
GBP	9,000	USD	11,402	CITI	9/18/2019	68
SEK	1,016,465	USD	107,259	CITI	9/18/2019	2,822
SEK	1,016,470	USD	107,260	JPMC	9/18/2019	2,822
USD	24,163	GBP	18,914	CITI	9/18/2019	58
USD	24,175	GBP	18,918	JPMC	9/18/2019	64

Total unrealized appreciation						100,824

GBP	5,000	USD	6,385	CITI	9/18/2019	(12)
USD	3,751,495	CAD	5,021,577	CITI	9/18/2019	(88,650)
USD	3,298,111	CAD	4,416,836	JPMC	9/18/2019	(79,572)
USD	826,070	EUR	729,972	CITI	9/18/2019	(9,204)
USD	590,774	EUR	522,780	JPMC	9/18/2019	(7,419)
USD	44,745	GBP	35,214	CITI	9/18/2019	(135)
USD	32,055	GBP	25,224	JPMC	9/18/2019	(92)
USD	107,225	SEK	1,016,465	CITI	9/18/2019	(2,856)
USD	107,226	SEK	1,016,470	JPMC	9/18/2019	(2,857)

Total unrealized depreciation						(190,797)

Net unrealized depreciation						$(89,973)

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

SEK - Swedish Krona

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps Outstanding at June 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.00% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 07/26/2021	$1,204,368	$(60,354)	$11,252	$(49,102)

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 09/25/2020	$330,225	$(31,399)	$(78,332)	$(109,731)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Overnight Bank Funding Rate (“OBFR”) plus or minus a specified spread (0.04%), which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$221,467	$28,325	$(176)	$28,149

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or Australian Overnight Indexed Swap Rate (“AOISR”) plus or minus a specified spread (-0.04% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	51-61 months maturity ranging from 08/09/2023 - 06/25/2024	$1,909,355	$(119,600)	$45,716	$(73,884)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or Euro Overnight Index Average (“EONIA”) plus or minus a specified spread (-0.03% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	61 months maturity 10/23/2023	$2,767,515	$51,806	$(1,187)	$50,619

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity ranging from 11/22/2023 - 06/28/2024	$4,722,535	$34,789	$(2,465)	$32,324

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.40%), which is denominated in EUR based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 06/25/2021	$8,747,538	$(214,315)	$19,652	$(194,663)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond
Germany
Bayer Capital Corp. BV, 5.63%, 11/22/2019	$5,000,000	$4,550,546	$(670,291)	344.3%

	SHARES
Short Positions

Common Stock
Germany
Bayer AG (Registered)	(60,510)	(4,196,992)	455,976	(234.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-4.75% to 0.85%), which is denominated in USD based on the local currencies of the positions within the swap.	12-65 months maturity ranging from 08/26/2019 - 07/11/2024	$85,278,983	$(1,587,809)	$(159,028)	$(1,746,837)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond
United States
AMAG Pharmaceuticals, Inc., 3.25%, 6/1/2022	$1,600,000	$1,284,586	$(458,914)	26.3%
Gannett Co., Inc., 4.75%, 4/15/2024	3,275,000	3,334,337	(182,584)	10.5
Hope Bancorp, Inc., 2.00%, 5/15/2038	3,600,000	3,300,241	(139,167)	8.0
Innoviva, Inc., 2.13%, 1/15/2023	1,475,000	1,561,190	138,986	(8.0)
Innoviva, Inc., 2.50%, 8/15/2025	1,000,000	1,111,041	57,550	(3.3)
Intel Corp., 3.25%, 8/1/2039	14,450,000	34,183,603	(2,400,184)	137.4

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Invacare Corp., 4.50%, 6/1/2022	$2,550,000	$1,902,544	$(1,369,863)	78.4%
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024	1,950,000	1,326,225	(585,660)	33.5

	SHARES
Short Positions

Common Stock
Brazil
Gol Linhas Aereas Inteligentes SA, ADR	(39,506)	(666,861)	(20,159)	1.2

United States
AMAG Pharmaceuticals, Inc.	(10,541)	(105,305)	14,391	(0.8)
Gannett Co., Inc.	(81,014)	(661,074)	161,384	(9.2)
Hope Bancorp, Inc.	(25,964)	(357,784)	(2,654)	0.2
Innoviva, Inc.	(75,450)	(1,098,552)	78,417	(4.5)
Intel Corp.	(713,100)	(34,136,097)	3,045,576	(174.3)
Invacare Corp.	(18,853)	(97,847)	26,758	(1.5)
Paratek Pharmaceuticals, Inc.	(38,019)	(151,696)	48,314	(2.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	55-61 months maturity ranging from 04/12/2023 - 03/21/2024	$10,216,181	$74,191	$3,992	$78,183

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United Kingdom
Amcor plc	75,316	$865,381	$72,790	93.1%

United States
A Schulman, Inc. (a)	5,231	2,739	(1,517)	(1.9)
Avista Corp.	16,954	756,148	(113,592)	(145.3)
Connecticut Water Service, Inc.	5,030	350,692	352	0.5
CorePoint Lodging, Inc.	6,546	81,105	81,104	103.7
Fox Corp.	14,298	523,879	14,315	18.3
Genworth Financial, Inc.	174,790	648,471	148,571	190.0
Pacific Biosciences of California, Inc.	141,196	854,236	(232,973)	(298.0)
Red Hat, Inc.	9,635	1,809,068	90,569	115.8
Stewart Information Services Corp.	48,965	1,982,593	(152,949)	(195.6)
Tribune Media Co.	23,696	1,095,229	231,313	295.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
United States
Fidelity National Financial, Inc.	(30,934)	$(1,246,640)	$(63,792)	(81.6	) %

(a)	Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.11%), which is denominated in USD based on the local currencies of the positions within the swap.	57-61 months maturity ranging from 12/01/2023 - 12/13/2023	$34,862,061	$2,286,544	$38,225	$2,324,769

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
China
Longevity Acquisition Corp.	125,000	$1,262,500	$48,125	2.1%

Hong Kong
New Frontier Corp.	100,000	1,007,000	40,000	1.7
TKK Symphony Acquisition Corp.	150,000	1,501,500	39,000	1.7

Mexico
Opes Acquisition Corp.	150,000	1,539,000	50,250	2.2

United Kingdom
Twelve Seas Investment Co.	150,000	1,522,500	57,000	2.5

United States
Allegro Merger Corp.	150,000	1,503,000	45,750	2.0
ChaSerg Technology Acquisition Corp.	150,000	1,506,000	58,500	2.5
Far Point Acquisition Corp.	150,000	1,528,500	81,000	3.5
Forum Merger II Corp.	150,000	1,506,000	58,500	2.5
Gores Holdings III, Inc.	150,000	1,507,500	64,500	2.8
Graf Industrial Corp.	150,000	1,492,500	51,000	2.2
HL Acquisitions Corp.	54,000	543,780	6,480	0.3
LF Capital Acquisition Corp.	140,000	1,421,000	56,000	2.4
Megalith Financial Acquisition Corp.	150,000	1,506,000	52,500	2.3
OneSpaWorld Holdings Ltd.	99,990	468,953	391,751	16.9
Pure Acquisition Corp.	150,000	1,521,000	49,500	2.1
Spartan Energy Acquisition Corp.	150,000	1,500,000	60,000	2.6
Tenzing Acquisition Corp.	150,000	1,533,000	22,500	1.0
Tiberius Acquisition Corp.	150,000	1,525,500	78,000	3.4
Trinity Merger Corp.	100,000	1,030,000	36,000	1.5
US Well Services, Inc.	70,293	338,812	(7,516)	(0.3)
VectoIQ Acquisition Corp.	150,000	1,519,500	63,000	2.7

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	NO. OF WARRANTS	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Warrant

United Kingdom
Leo Holdings Corp., expiring 4/5/2023	125,000	$156,250	$10,000	0.4%

United States
Blue Bird Corp., expiring 2/24/2020	53,842	216,983	17,768	0.8
Capitol Investment Corp. IV, expiring 1/1/2025	83,334	115,834	14,167	0.6
Clarivate Analytics plc, expiring 10/29/2023	77,500	368,125	294,500	12.7
DFB Healthcare Acquisitions Corp., expiring 4/3/2023	66,667	83,334	1,333	0.1
Exela Technologies, Inc., expiring 7/12/2022	930,354	251,196	102,339	4.4
Falcon Minerals Corp., expiring 8/23/2023	250,000	237,500	67,500	2.9
Forum Merger II Corp., expiring 9/30/2025	180,000	115,110	26,010	1.1
Inspired Entertainment, Inc., expiring 12/23/2021	636,986	509,589	318,493	13.7
KBL Merger Corp. IV, expiring 1/15/2024	500,000	80,000	31,600	1.4
Legacy Acquisition Corp., expiring 11/30/2022	250,000	80,000	(7,500)	(0.3)
Leisure Acquisition Corp., expiring 12/28/2022 (a)	125,000	81,250	(18,750)	(0.8)
Limbach Holdings, Inc., expiring 7/20/2021	168,252	100,951	20,089	0.9
Magnolia Oil & Gas Corp., expiring 7/31/2023	83,334	278,336	16,667	0.7
Modern Media Acquisition Corp., expiring 6/7/2022	425,000	102,000	(54,400)	(2.3)
Mudrick Capital Acquisition Corp., expiring 3/12/2025	250,000	122,500	(1,000)	(0.0)
National Energy Services Reunited Corp., expiring 6/6/2023	409,500	348,075	(184,275)	(7.9)
NextDecade Corp., expiring 7/24/2022 (a)	547,771	279,363	125,987	5.4
NRC Group Holdings Corp., expiring 10/17/2023	187,500	309,638	174,169	7.5
Purple Innovation, Inc., expiring 2/2/2023	384,000	114,816	49,536	2.1
Ranpak Holdings Corp., expiring 6/3/2024	125,000	150,000	32,500	1.4
Rimini Street, Inc., expiring 9/30/2022 (a)	471,690	221,694	(84,904)	(3.7)
Rosehill Resources, Inc., expiring 4/27/2022	244,800	117,504	28,274	1.2
Sirius International Insurance Group Ltd., expiring 11/5/2023	286,625	171,975	(114,650)	(4.9)
Thunder Bridge Acquisition Ltd., expiring 7/17/2022	180,000	363,600	298,800	12.9
Trinity Merger Corp., expiring 5/31/2023	250,000	82,250	(2,750)	(0.1)
VectoIQ Acquisition Corp., expiring 6/11/2023	180,000	84,600	14,040	0.6
Verra Mobility Corp., expiring 10/17/2023	66,667	270,001	156,667	6.7

(a)	Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	13 months maturity ranging from 01/13/2020 - 07/29/2020	$26,972,022	$(117,641)	$(43,781)	$(161,422)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Advanced Disposal Services, Inc.	47,375	$1,511,736	$(15,966)	9.9%
Array BioPharma, Inc.	76,126	3,526,918	(12,345)	7.6
Control4 Corp.	7,132	169,385	(1,402)	0.9
Cray, Inc.	3,200	111,424	(2,699)	1.7
Cypress Semiconductor Corp.	171,910	3,823,278	9,420	(5.8)
El Paso Electric Co.	10,400	680,160	(10,944)	6.8
Electronics For Imaging, Inc.	10,000	369,100	(7,843)	4.9
International Speedway Corp.	8,250	370,342	(1,410)	0.9
Medidata Solutions, Inc.	18,500	1,674,435	(15,908)	9.9
Mellanox Technologies Ltd.	31,068	3,438,296	(199,922)	123.9
Red Hat, Inc.	100	18,776	1,242	(0.8)
Shutterfly, Inc.	16,495	833,822	2,586	(1.6)
Sotheby’s	27,030	1,571,254	59,142	(36.6)
WABCO Holdings, Inc.	41,718	5,531,807	75,550	(46.8)
WageWorks, Inc.	17,600	893,904	3,286	(2.0)
Zayo Group Holdings, Inc.	74,366	2,447,385	(428)	0.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-1.00% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	11-61 months maturity ranging from 07/08/2019 - 07/03/2023	$27,212,732	$(3,863,030)	$54,475	$(3,808,555)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
Penson Technologies LLC, Class B Shares (a)	9,326,216	$100,350	$100,341	(2.6)%

China
Alibaba Group Holding Ltd., ADR	47,129	7,986,009	(617,432)	16.2
SINA Corp.	26,694	1,151,312	(2,102,954)	55.2

United States
Altaba, Inc.	212,645	14,751,184	(648,700)	17.0
Black Knight, Inc.	4,848	291,607	56,479	(1.5)
Brighthouse Financial, Inc.	1,948	71,472	(33,447)	0.9
Cars.com, Inc.	7,788	153,579	(78,347)	2.1
CONSOL Energy, Inc.	13,221	351,811	(27,500)	0.7
Delphi Technologies plc	17,950	359,000	(517,498)	13.6
FHLMC	78,659	204,513	80,232	(2.1)
FNMA	27,686	74,669	29,541	(0.8)
Genworth Financial, Inc.	51,097	189,570	(4,599)	0.1
Hamilton Beach Brands Holding Co.	21,791	415,119	(113,531)	3.0

Short Positions

Common Stock
United States
GoPro, Inc.	(65,480)	(357,521)	20,299	(0.5)
Intrexon Corp.	(98,566)	(755,016)	(5,914)	0.2

(a)	Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BANA
Cash	$120,000	$—	$120,000
Investment Companies	6,604,672	—	6,604,672

BARC
Cash	—	2,408,592	2,408,592

CITG
Cash	—	1,383,053	1,383,053
Investment Companies	—	33,834	33,834

DTBK
Cash	132,733	—	132,733

GSIN
Cash	(1,568,591)	—	(1,568,591)
U.S. Treasury Bills	24,305,712	—	24,305,712

JPMC
Cash	(370,000)	—	(370,000)
Investment Companies	8,099,870	—	8,099,870

JPMS
Cash	—	807,447	807,447

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 141.5%
COMMON STOCKS - 38.7%

Belgium - 1.9%
Ageas (a)	92,888	$4,833,922
bpost SA (a)	67,450	640,054
Solvay SA (a)	6,573	682,611
UCB SA (a)	39,685	3,293,443

		9,450,030

Canada - 4.4%
Air Canada (1)*(a)	159,281	4,827,509
Alimentation Couche-Tard, Inc., Class B (1)(a)	10,313	648,997
Atco Ltd., Class I (1)(a)	14,042	473,303
Canadian Imperial Bank of Commerce (1)(a)	10,554	829,942
Canadian Pacific Railway Ltd. (1)(a)	3,342	787,120
Canadian Tire Corp. Ltd., Class A (1)(a)	8,053	877,402
CI Financial Corp. (1)(a)	20,226	329,596
Cronos Group, Inc. (1)*(a)	13,076	209,787
Empire Co. Ltd., Class A (1)(a)	73,371	1,847,792
Finning International, Inc. (1)(a)	42,053	766,527
George Weston Ltd. (1)(a)	2,993	227,112
Gildan Activewear, Inc. (1)(a)	14,573	563,980
Husky Energy, Inc. (1)(a)	43,499	412,220
iA Financial Corp., Inc. (1)(a)	7,148	291,149
Linamar Corp. (1)(a)	22,104	825,049
Loblaw Cos. Ltd. (1)(a)	2,457	125,800
Magna International, Inc. (1)(a)	49,695	2,472,701
Methanex Corp. (1)(a)	39,419	1,789,515
National Bank of Canada (1)(a)	9,507	451,629
Quebecor, Inc., Class B (1)(a)	10,995	261,872
Teck Resources Ltd., Class B (1)(a)	21,990	507,455
Thomson Reuters Corp. (1)	5,563	358,873
West Fraser Timber Co. Ltd. (1)(a)	34,881	1,590,161

		21,475,491

China - 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	1,296,500	1,468,895

Denmark - 5.2%
Carlsberg A/S, Class B (a)	25,509	3,384,975
GN Store Nord A/S (a)	99,249	4,639,643
H Lundbeck A/S (a)	79,273	3,139,943
Novo Nordisk A/S, Class B (a)	57,087	2,915,845
Orsted A/S (a)(b)	51,531	4,457,896
Pandora A/S (a)	129,807	4,618,448
Rockwool International A/S, Class B (c)	8,697	2,224,994
Vestas Wind Systems A/S	915	79,270

		25,461,014

Finland - 2.4%
Cargotec OYJ, Class B (a)	3,828	145,455
Fortum OYJ (a)	45,528	1,006,243
Kesko OYJ, Class B (a)	22,053	1,225,896
Kone OYJ, Class B	2,753	162,574
Neste OYJ	201,276	6,842,870
Nokia OYJ (a)	55,923	278,541
Stora Enso OYJ, Class R (a)	12,621	148,520

INVESTMENTS	SHARES	VALUE
Finland - 2.4% (continued)
UPM-Kymmene OYJ (a)	63,072	$1,678,158

		11,488,257

Germany - 0.6%
Aurubis AG (a)(c)	15,742	768,852
Deutsche Lufthansa AG (Registered) (a)	117,729	2,018,561

		2,787,413

Italy - 5.5%
A2A SpA (a)	1,935,440	3,359,770
Assicurazioni Generali SpA	13,421	252,685
Autogrill SpA (a)	47,912	502,534
Banca Generali SpA (c)	6,574	189,295
BPER Banca (a)	510,869	2,082,371
Enel SpA (a)	776,757	5,418,463
Eni SpA (a)	299,218	4,975,195
Hera SpA (a)	472,627	1,807,808
Italgas SpA (a)	348,712	2,343,671
Leonardo SpA (a)	131,483	1,668,063
Saipem SpA *(c)	144,808	722,645
Snam SpA (a)	92,223	458,793
UniCredit SpA	46,370	570,761
Unipol Gruppo SpA (a)	443,695	2,162,012
UnipolSai Assicurazioni SpA (a)	182,426	468,734

		26,982,800

Luxembourg - 0.2%
Aperam SA (a)	38,740	1,098,158

Malta - 0.3%
Kindred Group plc, SDR	175,982	1,493,983

Netherlands - 4.0%
Adyen NV *(a)(b)	1,453	1,120,823
Aegon NV (c)	68,940	342,456
ASM International NV (a)	20,345	1,320,442
ASR Nederland NV (a)	78,779	3,200,898
Koninklijke Ahold Delhaize NV	224,599	5,042,178
Koninklijke Philips NV (a)	21,792	947,428
NN Group NV (a)	50,936	2,047,571
Randstad NV (a)	3,894	213,714
Signify NV (a)(b)	99,293	2,929,658
Wolters Kluwer NV (a)	30,882	2,246,706

		19,411,874

Norway - 1.7%
Equinor ASA (a)	232,995	4,622,011
Leroy Seafood Group ASA (a)	240,678	1,594,471
Salmar ASA (a)	52,847	2,300,575

		8,517,057

Singapore - 0.4%
ComfortDelGro Corp. Ltd.	311,100	611,807
Genting Singapore Ltd.	1,735,100	1,180,486

		1,792,293

Spain - 3.7%
ACS Actividades de Construccion y Servicios SA (a)	45,210	1,808,807

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
Spain - 3.7% (continued)
Banco Bilbao Vizcaya Argentaria SA (a)	116,050	$647,290
Endesa SA (a)(c)	269,574	6,933,597
Iberdrola SA (a)	56,022	557,765
Mapfre SA (a)	602,521	1,761,969
Mediaset Espana Comunicacion SA (a)	46,497	338,453
Naturgy Energy Group SA (a)	34,347	946,563
Red Electrica Corp. SA (a)	132,835	2,766,703
Repsol SA (a)	134,204	2,106,043

		17,867,190

Sweden - 3.0%
Axfood AB	15,937	315,555
Boliden AB	36,634	938,707
Electrolux AB, Series B (a)	94,041	2,410,603
Essity AB, Class B	64,947	1,997,992
Fingerprint Cards AB, Class B *	223,433	396,105
Holmen AB, Class B	18,742	400,380
Sandvik AB	4,510	82,876
Securitas AB, Class B (a)	42,505	746,070
Skanska AB, Class B (c)	36,420	658,072
Swedish Match AB (a)	45,175	1,909,921
Swedish Orphan Biovitrum AB *	154,279	2,977,293
Telefonaktiebolaget LM Ericsson, Class B	116,140	1,102,369
Telia Co. AB (a)	185,239	821,223

		14,757,166

Switzerland - 4.4%
Adecco Group AG (Registered) (a)	74,103	4,453,397
GAM Holding AG *	40,793	188,802
Georg Fischer AG (Registered) (a)	975	932,689
Helvetia Holding AG (Registered)	7,389	927,539
LafargeHolcim Ltd. (Registered) *	4,617	225,755
Nestle SA (Registered) (a)	3,535	365,951
Novartis AG (Registered) (a)	14,645	1,336,968
Roche Holding AG (a)	17,396	4,891,543
Sonova Holding AG (Registered) (a)	13,094	2,980,176
Swiss Life Holding AG (Registered) (c)	584	289,539
Temenos AG (Registered) *(a)	26,393	4,725,772

		21,318,131

United Kingdom - 0.2%
Fiat Chrysler Automobiles NV	14,802	205,429
Unilever NV, CVA	15,297	929,417

		1,134,846

United States - 0.5%
Bausch Health Cos., Inc. (1)*	13,892	350,496
BRP, Inc. (1)(a)	53,100	1,897,659

		2,248,155

TOTAL COMMON STOCKS (Cost $160,532,924)		188,752,753

SHORT-TERM INVESTMENTS - 102.8%
INVESTMENT COMPANIES - 22.7%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(d)(e)	3,844,527	3,844,527

INVESTMENTS	SHARES	VALUE
INVESTMENT COMPANIES - 22.7% (continued)
Limited Purpose Cash Investment Fund, 2.36% (1)(d)(f)	99,859,138	$99,879,110
UBS Select Treasury Preferred Fund, Class I, 2.23% (1)(d)	6,892,413	6,892,413

TOTAL INVESTMENT COMPANIES (Cost $110,564,335)		110,616,050

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 80.1%
U.S. Treasury Bills
2.47%, 7/11/2019 (g)	$29,000,000	28,984,473
2.49%, 7/18/2019 (g)	29,268,000	29,239,650
2.48%, 7/25/2019 (g)	27,387,000	27,351,397
2.48%, 8/1/2019 (g)	9,613,000	9,596,362
2.47%, 8/8/2019 (g)(h)	15,017,000	14,984,327
2.48%, 8/15/2019 (g)(h)	2,366,000	2,359,811
2.49%, 8/22/2019 (g)(h)	5,227,000	5,211,152
2.49%, 8/29/2019 (g)(h)	2,937,000	2,926,892
2.46%, 9/5/2019 (g)(h)	71,464,000	71,189,845
2.46%, 9/12/2019 (g)	71,464,000	71,165,117
2.47%, 9/19/2019 (g)(h)	71,464,000	71,134,048
2.42%, 10/10/2019 (g)(h)	13,175,000	13,097,562
2.42%, 10/17/2019 (g)(h)	34,911,000	34,696,559
2.42%, 10/31/2019 (g)(h)	8,785,000	8,724,787

TOTAL U.S. TREASURY OBLIGATIONS (Cost $390,414,160)		390,661,982

TOTAL SHORT-TERM INVESTMENTS (Cost $500,978,495)		501,278,032

TOTAL LONG POSITIONS (Cost $661,511,419)		690,030,785

	SHARES
SHORT POSITIONS - (29.0)%
COMMON STOCKS - (29.0)%

Austria - (0.3)%
ams AG *	(35,705)	(1,397,931)

Belgium - (1.3)%
Anheuser-Busch InBev SA/NV	(41,418)	(3,665,093)
Umicore SA	(90,741)	(2,912,026)

		(6,577,119)

Canada - (4.4)%
Agnico Eagle Mines Ltd. (1)	(26,584)	(1,362,949)
AltaGas Ltd. (1)	(103,365)	(1,563,637)
Barrick Gold Corp. (1)	(16,518)	(260,721)
BlackBerry Ltd. (1)*	(33,564)	(250,151)
Bombardier, Inc., Class B (1)*	(400,316)	(672,517)
Brookfield Asset Management, Inc., Class A (1)	(9,827)	(470,132)
Cameco Corp. (1)	(147,347)	(1,579,743)
CCL Industries, Inc., Class B (1)	(7,902)	(387,512)
Cenovus Energy, Inc. (1)	(203,729)	(1,796,853)
Dollarama, Inc. (1)	(8,691)	(305,750)
Element Fleet Management Corp. (1)	(166,290)	(1,213,953)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES
Canada - (4.4)% (continued)
Enbridge, Inc. (1)	(19,792)	$(714,873)
Encana Corp. (1)	(90,693)	(465,394)
Franco-Nevada Corp. (1)	(5,727)	(486,088)
Keyera Corp. (1)	(17,290)	(444,941)
Onex Corp. (1)	(1,953)	(117,802)
PrairieSky Royalty Ltd. (1)	(104,578)	(1,469,387)
Restaurant Brands International, Inc. (1)	(2,852)	(198,337)
Saputo, Inc. (1)	(6,027)	(180,412)
Shopify, Inc., Class A (1)*	(1,082)	(325,191)
SNC-Lavalin Group, Inc. (1)	(45,752)	(925,137)
Stars Group, Inc. (The) (1)*	(51,609)	(880,807)
Suncor Energy, Inc. (1)	(2,860)	(89,215)
TC Energy Corp. (1)	(27,975)	(1,386,841)
Vermilion Energy, Inc. (1)	(8,780)	(190,746)
Wheaton Precious Metals Corp. (1)	(140,280)	(3,392,514)
Whitecap Resources, Inc. (1)	(133,137)	(432,081)

		(21,563,684)

Chile - (0.1)%
Lundin Mining Corp. (1)	(59,943)	(330,029)

Denmark - (3.3)%
AP Moller - Maersk A/S, Class B	(3,764)	(4,683,608)
Chr Hansen Holding A/S	(25,879)	(2,435,347)
Dfds A/S	(22,122)	(939,538)
Drilling Co. of 1972 A/S (The) *	(3,877)	(301,223)
DSV A/S	(8,985)	(884,753)
Genmab A/S *	(34,198)	(6,293,820)
Novozymes A/S, Class B	(5,266)	(245,537)
Tryg A/S	(2,658)	(86,493)

		(15,870,319)

Finland - (1.1)%
Huhtamaki OYJ	(61,726)	(2,538,597)
Outokumpu OYJ	(771,317)	(2,637,092)

		(5,175,689)

France - (0.1)%
Adevinta ASA, Class A *	(33,107)	(367,922)

Germany - (0.3)%
OSRAM Licht AG	(47,356)	(1,564,319)

Italy - (3.3)%
Banco BPM SpA *	(404,304)	(823,446)
Buzzi Unicem SpA	(87,574)	(1,778,089)
Davide Campari-Milano SpA	(39,501)	(386,978)
Ferrari NV	(28,555)	(4,629,896)
Freni Brembo SpA	(184,874)	(2,127,602)
Pirelli & C SpA (b)	(469,318)	(2,770,321)
Prysmian SpA	(73,610)	(1,520,910)
Unione di Banche Italiane SpA	(730,738)	(1,995,096)

		(16,032,338)

Luxembourg - (0.4)%
ArcelorMittal	(4,755)	(85,057)
Tenaris SA	(148,204)	(1,943,813)

		(2,028,870)

INVESTMENTS	SHARES	VALUE
Netherlands - (2.3)%
Altice Europe NV *	(486,235)	$(1,741,528)
ASML Holding NV	(7,004)	(1,457,462)
Boskalis Westminster	(60,833)	(1,403,379)
Koninklijke Vopak NV	(66,040)	(3,041,187)
OCI NV *	(51,755)	(1,421,079)
SBM Offshore NV	(123,379)	(2,381,770)

		(11,446,405)

Norway - (1.2)%
Gjensidige Forsikring ASA	(14,623)	(294,728)
Schibsted ASA, Class A	(59,126)	(1,633,166)
Yara International ASA	(83,990)	(4,080,298)

		(6,008,192)

Singapore - (0.7)%
City Developments Ltd.	(40,900)	(286,502)
Keppel Corp. Ltd.	(90,500)	(445,929)
Singapore Press Holdings Ltd.	(86,000)	(155,121)
Singapore Telecommunications Ltd.	(614,900)	(1,591,556)
Venture Corp. Ltd.	(16,200)	(195,594)
Wilmar International Ltd.	(223,000)	(610,450)

		(3,285,152)

Spain - (3.7)%
Bankia SA	(1,310,877)	(3,096,287)
Bankinter SA	(18,225)	(125,626)
Cellnex Telecom SA *(b)	(168,606)	(6,237,321)
Ferrovial SA	(155,614)	(3,983,503)
Grifols SA	(162,798)	(4,817,763)

		(18,260,500)

Sweden - (2.5)%
BillerudKorsnas AB	(87,952)	(1,171,875)
Epiroc AB, Class A	(27,076)	(282,114)
Getinge AB, Class B	(61,420)	(968,554)
Hexpol AB	(104,518)	(852,616)
Husqvarna AB, Class B	(248,244)	(2,324,695)
Svenska Cellulosa AB SCA, Class B	(51,106)	(444,587)
Svenska Handelsbanken AB, Class A	(353,633)	(3,489,895)
Tele2 AB, Class B	(189,899)	(2,773,512)

		(12,307,848)

Switzerland - (3.1)%
Chocoladefabriken Lindt & Spruengli AG	(346)	(2,518,826)
Cie Financiere Richemont SA (Registered)	(20,576)	(1,748,478)
Credit Suisse Group AG (Registered) *	(46,245)	(553,514)
dormakaba Holding AG *	(115)	(83,406)
Givaudan SA (Registered)	(32)	(90,385)
Idorsia Ltd. *	(50,890)	(1,164,524)
Julius Baer Group Ltd. *	(44,599)	(1,987,068)
Lonza Group AG (Registered) *	(5,054)	(1,706,194)
OC Oerlikon Corp. AG (Registered)	(27,062)	(330,693)
Sika AG (Registered)	(1,300)	(222,095)
Straumann Holding AG (Registered)	(499)	(440,956)
Sunrise Communications Group AG *(b)	(4,643)	(346,777)
Vifor Pharma AG	(27,194)	(3,930,571)

		(15,123,487)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - (0.5)%
Subsea 7 SA	(186,349)	$(2,253,239)

Zambia - (0.4)%
First Quantum Minerals Ltd. (1)	(188,474)	(1,790,399)

TOTAL COMMON STOCKS (Proceeds $(155,322,853))		(141,383,442)

TOTAL SHORT POSITIONS (Proceeds $(155,322,853))		(141,383,442)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 112.5% (Cost $506,188,566)		548,647,343

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.5)% (i)		(60,880,195)

NET ASSETS - 100.0%		$487,767,148

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(13,425,355)	(2.7)%
Consumer Discretionary	2,062,390	0.4
Consumer Staples	14,554,874	3.0
Energy	1,648,472	0.3
Financials	7,614,121	1.6
Health Care	8,360,183	1.7
Industrials	12,111,879	2.5
Information Technology	5,317,724	1.1
Materials	(19,096,618)	(3.9)
Real Estate	(286,502)	(0.1)
Utilities	28,508,143	5.8
Short-Term Investments	501,278,032	102.8

Total Investments In Securities At Value	548,647,343	112.5
Liabilities in Excess of Other Assets (i)	(60,880,195)	(12.5)

Net Assets	$487,767,148	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $147,992,535.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $(846,042), which represents approximately (0.17)% of net assets of the fund.

(c)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $6,191,108.
(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f)	For the period ended June 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/19	VALUE AT 06/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 20.5%
INVESTMENT COMPANIES - 20.5%
Limited Purpose Cash Investment Fund, 2.36% (a) (Cost $99,827,395)	740,706,994	252,953,978	(893,801,834)	99,859,138	$99,879,110	$5,898,884	$79,431	$(75,281)

(a)	Represents 7-day effective yield as of June 30, 2019.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for swap contracts.
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	256,000	USD	193,346	CITI	9/18/2019	$2,425
CAD	256,000	USD	193,346	JPMC	9/18/2019	2,425
CHF	1,939,500	USD	1,981,435	CITI	9/18/2019	19,673
CHF	1,939,500	USD	1,981,438	JPMC	9/18/2019	19,671
DKK	3,884,000	USD	594,831	CITI	9/18/2019	880
DKK	3,884,000	USD	594,831	JPMC	9/18/2019	879
EUR	11,040,500	USD	12,478,837	CITI	9/18/2019	154,311
EUR	11,040,500	USD	12,478,853	JPMC	9/18/2019	154,293
NOK	503,500	USD	58,573	CITI	9/18/2019	580
NOK	503,500	USD	58,573	JPMC	9/18/2019	580
SEK	20,034,500	USD	2,132,866	CITI	9/18/2019	36,839
SEK	20,034,500	USD	2,132,869	JPMC	9/18/2019	36,836
SGD	1,519,000	USD	1,106,133	CITI	9/18/2019	17,911
SGD	1,519,000	USD	1,106,134	JPMC	9/18/2019	17,911
USD	111,104	DKK	723,000	CITI	9/18/2019	213
USD	111,104	DKK	723,000	JPMC	9/18/2019	213
USD	53,880	EUR	47,000	CITI	9/18/2019	100
USD	53,880	EUR	47,000	JPMC	9/18/2019	100
USD	107,297	NOK	909,000	CITI	9/18/2019	503
USD	107,296	NOK	909,000	JPMC	9/18/2019	503
USD	10,212	SEK	94,000	CITI	9/18/2019	32
USD	10,212	SEK	94,000	JPMC	9/18/2019	32

Total unrealized appreciation						466,910

CHF	48,000	USD	49,695	CITI	9/18/2019	(170)
CHF	48,000	USD	49,695	JPMC	9/18/2019	(170)
DKK	65,000	USD	9,985	CITI	9/18/2019	(16)
DKK	65,000	USD	9,985	JPMC	9/18/2019	(16)
EUR	1,135,000	USD	1,300,296	CITI	9/18/2019	(1,567)
EUR	1,135,000	USD	1,300,297	JPMC	9/18/2019	(1,568)
USD	796,124	CAD	1,062,140	CITI	9/18/2019	(16,126)
USD	796,138	CAD	1,062,154	JPMC	9/18/2019	(16,122)
USD	4,608,811	CHF	4,564,008	CITI	9/18/2019	(100,174)
USD	4,608,789	CHF	4,563,992	JPMC	9/18/2019	(100,180)
USD	5,296,503	DKK	35,156,500	CITI	9/18/2019	(95,643)
USD	5,296,496	DKK	35,156,500	JPMC	9/18/2019	(95,649)
USD	28,295,359	EUR	25,039,003	CITI	9/18/2019	(355,643)
USD	28,295,317	EUR	25,038,997	JPMC	9/18/2019	(355,678)
USD	25,531	HKD	200,000	CITI	9/18/2019	(81)
USD	25,531	HKD	200,000	JPMC	9/18/2019	(81)
USD	227,713	NOK	1,980,500	CITI	9/18/2019	(4,965)
USD	227,713	NOK	1,980,500	JPMC	9/18/2019	(4,965)
USD	3,920,581	SEK	37,166,000	CITI	9/18/2019	(104,438)
USD	3,920,576	SEK	37,166,000	JPMC	9/18/2019	(104,443)
USD	1,107,559	SGD	1,511,500	CITI	9/18/2019	(10,936)
USD	1,107,558	SGD	1,511,500	JPMC	9/18/2019	(10,937)

Total unrealized depreciation						(1,379,568)

Net unrealized depreciation						$(912,658)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Total Return Basket Swaps Outstanding at June 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Reserve Bank of Australia Cash Rate (“RBACR”) plus or minus a specified spread (-0.50% to 0.45%), which is denominated in AUD based on the local currencies of the positions within the swap.	20-73 months maturity 10/14/2020	$26,138,544	$(52,865)	$(542,444)	$(595,309)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
AGL Energy Ltd.	69,154	$972,545	$(94,029)	15.8%
Aurizon Holdings Ltd.	704,556	2,674,615	164,256	(27.6)
Bendigo & Adelaide Bank Ltd.	46,752	380,537	58,130	(9.8)
BlueScope Steel Ltd.	134,662	1,145,024	(33,966)	5.7
Caltex Australia Ltd.	13,040	226,990	(49,656)	8.3
CIMIC Group Ltd.	71,372	2,244,325	350,645	(58.9)
Flight Centre Travel Group Ltd.	4,775	139,291	(4,476)	0.8
Harvey Norman Holdings Ltd.	69,188	197,987	7,194	(1.2)
Iluka Resources Ltd.	149,233	1,133,070	165,976	(27.9)
Incitec Pivot Ltd.	80,973	194,066	7,108	(1.2)
Newcrest Mining Ltd.	21,004	471,881	161,488	(27.1)
Qantas Airways Ltd.	281,851	1,069,592	(74,512)	12.5
Santos Ltd.	53,449	266,846	5,472	(0.9)
South32 Ltd.	456,581	1,023,491	(209,490)	35.2
Telstra Corp. Ltd.	272,456	736,750	43,785	(7.4)
Woodside Petroleum Ltd.	7,835	200,957	5,722	(1.0)

Short Positions

Common Stock
Australia
AMP Ltd.	(404,289)	(603,072)	24,914	(4.2)
APA Group	(15,853)	(120,219)	(36,510)	6.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Australia (continued)
AusNet Services	(88,175)	$(116,203)	$(8,935)	1.5%
Challenger Ltd.	(333,889)	(1,558,478)	871,126	(146.3)
CSL Ltd.	(3,597)	(544,672)	(55,043)	9.2
Domino’s Pizza Enterprises Ltd.	(8,721)	(230,477)	43,222	(7.3)
Medibank Pvt Ltd.	(54,806)	(134,478)	(22,010)	3.7
Ramsay Health Care Ltd.	(33,760)	(1,713,946)	(277,667)	46.6
SEEK Ltd.	(226,092)	(3,365,221)	(617,320)	103.7
Sydney Airport	(107,633)	(608,071)	(84,197)	14.1
Tabcorp Holdings Ltd.	(57,807)	(180,613)	4,313	(0.7)
Transurban Group	(50,666)	(524,617)	(89,584)	15.0
Treasury Wine Estates Ltd.	(13,514)	(141,931)	5,577	(0.9)
Vocus Group Ltd.	(242,539)	(557,313)	(132,130)	22.2
WorleyParsons Ltd.	(46,095)	(479,171)	(31,004)	5.2

Ireland
James Hardie Industries plc	(165,760)	(2,182,095)	(151,264)	25.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-4.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	4-61 months maturity 10/14/2019	$146,224,183	$(3,170,313)	$(1,031,528)	$(4,201,841)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
France
Atos SE	17,151	$1,432,915	$(196,982)	4.7%
AXA SA	60,678	1,593,509	177,699	(4.2)
Capgemini SE	9,181	1,141,503	69,410	(1.7)
CNP Assurances	52,286	1,186,807	42,455	(1.0)
Electricite de France SA	143,860	1,813,766	(275,177)	6.5
Engie SA	230,000	3,487,604	(57,061)	1.4
Eutelsat Communications SA	147,264	2,750,316	(169,034)	4.0
Peugeot SA	222,896	5,486,020	100,263	(2.4)
TOTAL SA	52,403	2,939,482	(6,943)	0.2

Germany
adidas AG	11,117	3,439,267	885,439	(21.1)
Allianz SE (Registered)	21,164	5,104,254	689,566	(16.4)
CECONOMY AG	216,685	1,324,689	76,558	(1.8)
Covestro AG	48,020	2,444,678	(1,551,716)	36.9
E.ON SE	369,791	4,012,276	(34,360)	0.8

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Germany (continued)
HeidelbergCement AG	19,343	$1,565,340	$190,599	(4.5	) %
HOCHTIEF AG	13,828	1,683,960	(263,583)	6.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,101	1,529,262	146,790	(3.5)
ProSiebenSat.1 Media SE	92,006	1,441,325	(46,333)	1.1
Rheinmetall AG	31,893	3,908,840	(36,498)	0.9
Salzgitter AG	47,437	1,359,362	(1,083,519)	25.8
SAP SE	21,789	2,987,094	649,415	(15.5)
Software AG	51,760	1,778,830	(684,597)	16.3

Luxembourg
SES SA	154,171	2,407,603	(693,813)	16.5

United Kingdom
Dialog Semiconductor plc	58,777	2,365,150	415,547	(9.9)

Short Positions

Common Stock
France
Altran Technologies SA	(141,964)	(2,252,936)	(1,032,921)	24.6
Bollore SA	(270,994)	(1,195,740)	(74,496)	1.8
EssilorLuxottica SA	(15,262)	(1,988,973)	(151,849)	3.6
Getlink SE	(92,868)	(1,487,605)	(470,112)	11.2
Iliad SA	(36,519)	(4,100,990)	868,695	(20.7)
Ingenico Group SA	(30,946)	(2,738,763)	(289,310)	6.9
JCDecaux SA	(40,184)	(1,216,819)	138,717	(3.3)
Orpea	(29,775)	(3,591,521)	(255,815)	6.1
Remy Cointreau SA	(15,874)	(2,288,132)	(263,674)	6.3
SEB SA	(6,678)	(1,201,388)	(167,194)	4.0
Valeo SA	(203,000)	(6,608,856)	(852,710)	20.3
Vivendi SA	(42,698)	(1,171,748)	(40,752)	1.0

Germany
1&1 Drillisch AG	(49,877)	(1,664,237)	423,618	(10.1)
Bayerische Motoren Werke AG	(18,415)	(1,361,190)	(34,257)	0.8
Continental AG	(9,143)	(1,331,394)	60,011	(1.4)
Daimler AG (Registered)	(68,047)	(3,795,104)	68,399	(1.6)
Delivery Hero SE	(70,275)	(3,189,947)	(406,712)	9.7
Deutsche Bank AG (Registered)	(449,525)	(3,466,316)	722,265	(17.2)
Fraport AG Frankfurt Airport Services Worldwide	(19,202)	(1,652,817)	(66,934)	1.6
GEA Group AG	(81,476)	(2,312,339)	777,048	(18.5)
RWE AG	(101,996)	(2,516,811)	76,623	(1.8)
thyssenkrupp AG	(277,086)	(4,045,663)	50,636	(1.2)
United Internet AG (Registered)	(104,204)	(3,433,117)	587,240	(14.0)
Zalando SE	(85,695)	(3,794,288)	(608,953)	14.5

Luxembourg
Eurofins Scientific SE	(4,557)	(2,010,828)	182,740	(4.3)

United States
QIAGEN NV	(75,440)	(3,069,787)	(730,076)	17.4

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Sterling Overnight Index Average (“SONIA”) plus or minus a specified spread (-10.25% to 0.35%), which is denominated in GBP based on the local currencies of the positions within the swap.	4-61 months maturity 10/14/2019	$108,980,146	$(6,358,234)	$(1,957,430)	$(8,315,664)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
BHP Group plc	69,950	$1,788,927	$184,460	(2.2)%
Rio Tinto plc	32,495	2,011,216	102,730	(1.2)

Russia
Evraz plc	320,842	2,716,681	607,641	(7.3)

South Africa
Anglo American plc	59,751	1,706,992	150,255	(1.8)
Investec plc	265,235	1,724,197	(130,842)	1.6

Switzerland
Glencore plc	226,831	785,046	(18,698)	0.2

United Kingdom
Barclays plc	1,093,296	2,079,505	(120,853)	1.5
Barratt Developments plc	154,982	1,127,803	(21,611)	0.3
Berkeley Group Holdings plc	22,323	1,057,965	(24,145)	0.3
BT Group plc	658,173	1,645,652	(469,396)	5.6
Burberry Group plc	207,435	4,916,666	(546,533)	6.6
Centrica plc	3,095,512	3,450,771	(2,068,126)	24.9
Close Brothers Group plc	68,648	1,232,079	(81,184)	1.0
Dixons Carphone plc	460,910	640,649	(254,792)	3.1
Drax Group plc	409,011	1,350,966	(644,899)	7.8
Hays plc	534,773	1,068,421	27,141	(0.3)
Inchcape plc	161,906	1,268,802	(204,803)	2.5
Indivior plc	1,185,249	642,943	(824,419)	9.9
Man Group PLC/Jersey	953,537	1,885,319	(231,303)	2.8
Meggitt plc	219,337	1,461,314	(64,665)	0.8
Moneysupermarket.com Group plc	397,417	2,081,891	541,645	(6.5)
Persimmon plc	57,980	1,472,980	(178,271)	2.1
Playtech plc	160,164	868,590	1,940	(0.0)
Reckitt Benckiser Group plc	12,449	982,907	20,344	(0.2)
Royal Mail plc	500,403	1,348,229	(982,081)	11.8
Tate & Lyle plc	329,617	3,089,998	(104,017)	1.3
Vodafone Group plc	780,339	1,279,025	(78,621)	0.9
WH Smith plc	49,264	1,233,998	(50,082)	0.6
William Hill plc	657,539	1,291,120	(734,795)	8.8

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
Germany
TUI AG	(182,225)	$(1,789,193)	$197,789	(2.4	) %

United Arab Emirates
NMC Health plc	(181,549)	(5,554,624)	1,009,351	(12.1)

United Kingdom
Admiral Group plc	(66,574)	(1,866,808)	(85,953)	1.0
ASOS plc	(78,701)	(2,554,311)	505,069	(6.1)
Beazley plc	(151,879)	(1,064,586)	(15,477)	0.2
Bunzl plc	(31,976)	(843,719)	163,430	(2.0)
CYBG plc	(373,350)	(911,684)	14,303	(0.2)
GVC Holdings plc	(314,628)	(2,608,085)	(51,685)	0.6
Hargreaves Lansdown plc	(128,766)	(3,146,169)	(507,208)	6.1
HSBC Holdings plc	(254,619)	(2,125,118)	(50,009)	0.6
Informa plc	(141,007)	(1,495,359)	(233,029)	2.8
InterContinental Hotels Group plc	(15,604)	(1,026,274)	(11,203)	0.1
John Wood Group plc	(512,734)	(2,952,309)	910,500	(10.9)
Just Eat plc	(149,397)	(1,184,824)	160,231	(1.9)
Melrose Industries plc	(1,304,173)	(2,997,983)	(294,548)	3.5
Merlin Entertainments plc	(418,725)	(2,393,499)	(466,922)	5.6
Micro Focus International plc	(161,970)	(4,259,811)	(991,912)	11.9
Ocado Group plc	(126,703)	(1,878,243)	(345,722)	4.2
St James’s Place plc	(260,354)	(3,635,174)	(151,542)	1.8
Weir Group plc (The)	(137,485)	(2,705,204)	350,857	(4.2)
Whitbread plc	(30,351)	(1,785,783)	104,644	(1.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Overnight Index Average (“HONIX”) plus or minus a specified spread (-5.25% to 0.45%), which is denominated in HKD based on the local currencies of the positions within the swap.	20-73 months maturity 10/15/2020	$21,972,189	$(511,788)	$(200,379)	$(712,167)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Hong Kong
Chow Tai Fook Jewellery Group Ltd.	359,200	$390,776	$32,301	(4.5)%
CK Asset Holdings Ltd.	134,500	1,053,684	(40,484)	5.7
CK Hutchison Holdings Ltd.	26,500	261,389	(15,335)	2.2
CLP Holdings Ltd.	29,500	325,084	(31,085)	4.4
Henderson Land Development Co. Ltd.	58,050	320,049	74,054	(10.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Hong Kong (continued)
HKT Trust & HKT Ltd.	82,000	$130,168	$4,634	(0.7	) %
Hysan Development Co. Ltd.	57,000	294,528	(21,455)	3.0
Kerry Properties Ltd.	387,000	1,625,601	288,470	(40.5)
Li & Fung Ltd.	5,102,000	890,167	(418,904)	58.8
Melco International Development Ltd.	552,000	1,221,452	(367,797)	51.6
New World Development Co. Ltd.	231,000	361,323	(11,450)	1.6
Sino Land Co. Ltd.	254,000	425,978	(7,932)	1.1
Sun Hung Kai Properties Ltd.	6,500	110,273	(878)	0.1
Swire Properties Ltd.	241,200	975,103	60,195	(8.5)
WH Group Ltd.	760,000	770,939	(4,058)	0.6
Wheelock & Co. Ltd.	122,000	876,034	(36,135)	5.1
Yue Yuen Industrial Holdings Ltd.	331,000	907,874	12,730	(1.8)

Macau
Wynn Macau Ltd.	42,400	94,919	(5,985)	0.8

Short Positions

Common Stock
China
Minth Group Ltd.	(52,000)	(140,242)	39,475	(5.5)

Hong Kong
AIA Group Ltd.	(174,600)	(1,885,488)	(492,722)	69.2
ASM Pacific Technology Ltd.	(261,800)	(2,684,079)	731,115	(102.7)
Haitong International Securities Group Ltd.	(618,000)	(201,987)	1,895	(0.3)
HK Electric Investments & HK Electric Investments Ltd.	(688,000)	(704,455)	(22,408)	3.1
MTR Corp. Ltd.	(466,308)	(3,140,978)	(544,347)	76.4
Wharf Real Estate Investment Co. Ltd.	(73,000)	(514,462)	(2,608)	0.4

Italy
PRADA SpA	(31,800)	(98,329)	3,480	(0.5)

Macau
MGM China Holdings Ltd.	(849,200)	(1,442,624)	264,918	(37.2)
Sands China Ltd.	(26,000)	(124,204)	(1,472)	0.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread (-4.00% to 0.45%), which is denominated in JPY based on the local currencies of the positions within the swap.	16-73 months maturity 10/15/2020	$292,889,378	$(18,486,252)	$(5,445,590)	$(23,931,842)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Japan
Alfresa Holdings Corp.	108,700	$2,688,271	$174,068	(0.7)%
Astellas Pharma, Inc.	294,800	4,201,126	(346,702)	1.4
Bandai Namco Holdings, Inc.	43,400	2,105,970	442,334	(1.8)
Haseko Corp.	312,900	3,174,586	(919,487)	3.8
Hitachi High-Technologies Corp.	45,800	2,354,541	504,903	(2.1)
Itochu Techno-Solutions Corp.	82,200	2,113,220	490,792	(2.1)
Japan Airlines Co. Ltd.	250,400	7,991,700	(1,552,716)	6.5
Kajima Corp.	251,800	3,463,374	(1,489,485)	6.2
Kamigumi Co. Ltd.	108,100	2,563,451	174,819	(0.7)
Medipal Holdings Corp.	126,000	2,786,935	381,341	(1.6)
Mitsubishi Gas Chemical Co., Inc.	152,500	2,039,747	(1,033,127)	4.3
Mixi, Inc.	105,900	2,126,710	(1,056,592)	4.4
Nikon Corp.	137,500	1,955,195	(168,412)	0.7
Nippon Express Co. Ltd.	48,400	2,579,719	(173,481)	0.7
Nippon Telegraph & Telephone Corp.	47,200	2,199,034	166,386	(0.7)
Obayashi Corp.	381,800	3,771,689	(934,532)	3.9
Otsuka Corp.	54,400	2,193,792	(105,122)	0.4
Pola Orbis Holdings, Inc.	76,600	2,146,492	(440,097)	1.8
Sojitz Corp.	792,600	2,550,730	(413,483)	1.7
Sony Corp.	51,400	2,701,069	272,626	(1.1)
Suzuken Co. Ltd.	46,700	2,744,256	712,467	(3.0)
Taiheiyo Cement Corp.	128,500	3,901,350	(433,034)	1.8
Taisei Corp.	74,775	2,723,795	(1,149,582)	4.8
Tosoh Corp.	164,500	2,320,262	(1,135,225)	4.7

Short Positions

Common Stock
Japan
Asahi Intecc Co. Ltd.	(111,200)	(2,748,766)	(119,356)	0.5
Asics Corp.	(202,000)	(2,193,748)	1,053,786	(4.4)
Daiichi Sankyo Co. Ltd.	(52,700)	(2,763,879)	(896,458)	3.7
FamilyMart UNY Holdings Co. Ltd.	(144,160)	(3,441,754)	771,706	(3.2)
Fast Retailing Co. Ltd.	(4,300)	(2,602,784)	(579,867)	2.4
Hirose Electric Co. Ltd.	(18,200)	(2,036,544)	(61,658)	0.3
Japan Airport Terminal Co. Ltd.	(48,600)	(2,078,568)	(141,566)	0.6
Kansai Paint Co. Ltd.	(111,300)	(2,339,091)	97,104	(0.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Keikyu Corp.	(119,600)	$(2,062,241)	$432,579	(1.8	) %
Keio Corp.	(49,900)	(3,288,576)	(977,587)	4.1
Kikkoman Corp.	(59,300)	(2,585,854)	(216,153)	0.9
Kintetsu Group Holdings Co. Ltd.	(51,000)	(2,445,062)	(412,956)	1.7
M3, Inc.	(140,700)	(2,581,966)	(468,666)	2.0
Marui Group Co. Ltd.	(212,500)	(4,333,541)	(719,221)	3.0
MISUMI Group, Inc.	(132,800)	(3,347,470)	(206,212)	0.9
Nippon Paint Holdings Co. Ltd.	(114,300)	(4,449,777)	(537,024)	2.2
Nitori Holdings Co. Ltd.	(15,500)	(2,056,885)	(65,205)	0.3
Odakyu Electric Railway Co. Ltd.	(142,900)	(3,501,840)	(580,668)	2.4
Pan Pacific International Holdings Corp.	(31,800)	(2,021,829)	(26,143)	0.1
Ricoh Co. Ltd.	(391,200)	(3,913,640)	46,999	(0.2)
Shimano, Inc.	(21,800)	(3,248,426)	(156,485)	0.7
Sony Financial Holdings, Inc.	(108,600)	(2,613,482)	(655,674)	2.7
Sumitomo Metal Mining Co. Ltd.	(81,700)	(2,449,085)	(189,354)	0.8
Suzuki Motor Corp.	(44,400)	(2,088,848)	390,296	(1.6)
Terumo Corp.	(72,500)	(2,165,826)	(87,405)	0.4
Yaskawa Electric Corp.	(128,000)	(4,377,215)	(594,130)	2.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-1.78% to 0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	4-49 months maturity 10/16/2019	$805,151,865	$(2,502,128)	$(20,816,978)	$(23,319,106)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Agilent Technologies, Inc.	53,349	$3,983,570	$353,605	(1.5)%
Allstate Corp. (The)	41,455	4,215,559	234,075	(1.0)
Amazon.com, Inc.	1,692	3,204,022	142,424	(0.6)
Assured Guaranty Ltd.	69,710	2,933,397	9,765	(0.0)
Biogen, Inc.	19,812	4,633,432	(1,210,426)	5.2
Bruker Corp.	73,886	3,690,606	1,086,322	(4.7)
CDW Corp.	25,742	2,857,362	758,437	(3.3)
Charles River Laboratories International, Inc.	25,495	3,617,740	759,713	(3.3)
Cummins, Inc.	20,706	3,547,766	461,579	(2.0)
Curtiss-Wright Corp.	27,031	3,436,451	413,563	(1.8)
Exelon Corp.	113,324	5,432,753	76,223	(0.3)
Huntington Ingalls Industries, Inc.	14,315	3,217,153	143,107	(0.6)
Intuit, Inc.	10,400	2,717,832	579,392	(2.5)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Kimberly-Clark Corp.	25,866	$3,447,420	$383,372	(1.6	) %
Medtronic plc	32,166	3,132,647	171,940	(0.7)
Microsoft Corp.	22,054	2,954,354	429,730	(1.8)
MSA Safety, Inc.	30,072	3,169,288	97,498	(0.4)
Procter & Gamble Co. (The)	40,038	4,390,167	346,292	(1.5)
Reinsurance Group of America, Inc.	19,317	3,014,032	(63,131)	0.3
Spirit AeroSystems Holdings, Inc.	33,676	2,740,216	139,784	(0.6)
Synchrony Financial	89,318	3,096,655	766,421	(3.3)
Tyson Foods, Inc.	33,840	2,732,242	614,808	(2.6)
Wells Fargo & Co.	63,644	3,011,634	(119,828)	0.5
WESCO International, Inc.	63,277	3,204,980	(327,226)	1.4

Short Positions

Common Stock
United States
Acadia Healthcare Co., Inc.	(125,620)	(4,390,419)	(437,785)	1.9
Aptiv plc	(51,880)	(4,193,460)	(63,199)	0.3
Conagra Brands, Inc.	(116,523)	(3,090,190)	(446,279)	1.9
Concho Resources, Inc.	(26,367)	(2,720,547)	610,679	(2.6)
First Republic Bank	(29,301)	(2,861,243)	99,613	(0.4)
Floor & Decor Holdings, Inc.	(64,350)	(2,696,265)	(744,487)	3.2
Granite Construction, Inc.	(66,998)	(3,227,964)	102,872	(0.4)
Insulet Corp.	(51,003)	(6,088,738)	(2,056,204)	8.8
International Flavors & Fragrances, Inc.	(26,805)	(3,889,137)	(546,257)	2.3
Kemper Corp.	(47,315)	(4,082,811)	(480,120)	2.1
Knight-Swift Transportation Holdings, Inc.	(89,760)	(2,947,718)	(263,285)	1.1
Meredith Corp.	(52,419)	(2,886,190)	(98,186)	0.4
New York Community Bancorp, Inc.	(525,637)	(5,245,857)	189,196	(0.8)
NiSource, Inc.	(157,464)	(4,534,963)	(333,147)	1.4
ONEOK, Inc.	(47,463)	(3,265,929)	(220,105)	0.9
Pinnacle Financial Partners, Inc.	(72,712)	(4,179,486)	(236,033)	1.0
Sempra Energy	(34,771)	(4,778,926)	(802,778)	3.4
Sotheby’s	(49,148)	(2,856,973)	(399,370)	1.7
Southwest Gas Holdings, Inc.	(29,546)	(2,647,913)	(533,411)	2.3
Sterling Bancorp	(295,948)	(6,297,773)	(229,606)	1.0
Tesla, Inc.	(16,873)	(3,770,441)	1,617,448	(6.9)
TransDigm Group, Inc.	(6,338)	(3,066,324)	(1,033,945)	4.4
United Bankshares, Inc.	(83,939)	(3,113,298)	(108,753)	0.5
VEREIT, Inc.	(589,773)	(5,313,855)	(1,126,452)	4.8
Virtu Financial, Inc.	(148,460)	(3,233,459)	547,391	(2.3)
Wabtec Corp.	(52,780)	(3,787,493)	133,350	(0.6)

Collateral pledged to, or (received from), each counterparty at June, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
CITI
Investment Companies	$1,371,731	$—	$1,371,731

JPMC
Investment Companies	2,472,796	—	2,472,796

MSIP
U.S. Treasury Bills	144,337,734	—	144,337,734

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 89.1%
INVESTMENT COMPANIES - 40.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(a)(b)	540,300	$540,300
Limited Purpose Cash Investment Fund, 2.36% (1)(a)	10,774,195	10,776,350

TOTAL INVESTMENT COMPANIES (Cost $11,312,911)		11,316,650

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 48.8%
U.S. Treasury Bills
2.38%, 10/10/2019 (c)	$1,391,000	1,382,824
2.37%, 10/17/2019 (c)	1,391,000	1,382,456
2.36%, 10/24/2019 (c)	1,889,000	1,876,999
2.39%, 10/31/2019 (c)	2,454,000	2,437,180
2.38%, 11/7/2019 (c)(d)	2,454,000	2,435,863
2.38%, 11/14/2019 (c)	1,956,000	1,940,815
2.37%, 11/21/2019 (c)	673,000	667,493
2.35%, 11/29/2019 (c)	105,000	104,091
2.28%, 12/5/2019 (c)	852,000	844,522
2.16%, 12/12/2019 (c)	210,000	208,052
2.15%, 12/19/2019 (c)	456,000	451,579

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,717,705)		13,731,874

TOTAL SHORT-TERM INVESTMENTS (Cost $25,030,616)		25,048,524

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 89.1% (Cost $25,030,616)		25,048,524

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.9% (e)		3,063,206

NET ASSETS - 100.0%		$28,111,730

(a)	Represents 7-day effective yield as of June 30, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Forward Effective Interest rate swap contracts outstanding as of June 30, 2019:

Exchange Cleared

PAY/RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Quarterly	9/09/2021	AUD	8,900,000	$24,940	$38,432	$63,372
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Quarterly	12/09/2021	AUD	14,900,000	(28,582)	32,595	4,013
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi-Annually	9/12/2029	NZD	600,000	(1,780)	27,412	25,632
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.25% Semi-Annually	12/16/2021	CAD	400,000	3,656	(349)	3,307

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

PAY/RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.75% Semi-Annually	9/17/2029	CAD	1,400,000	$ 30,892	$ 58,020	$ 88,912
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	9/20/2021	USD	12,700,000	299,761	22,236	321,997
Pay	3 Month London Interbank Offered Rate Quarterly	2.50% Semi-Annually	12/20/2021	USD	22,000,000	301,484	63,167	364,651
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.00% Annually	9/19/2029	SEK	41,700,000	371	192,327	192,698
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.00% Annually	12/19/2029	SEK	51,900,000	154,878	64,051	218,929
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	9/20/2021	EUR	500,000	4,278	172	4,450
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	12/20/2021	EUR	2,900,000	20,271	5,646	25,917
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	9/15/2021	JPY	3,519,500,000	23,481	52,988	76,469
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	9/20/2021	GBP	23,700,000	55,613	193,684	249,297
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	12/15/2021	JPY	4,500,200,000	64,119	48,424	112,543
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/19/2029	CHF	1,400,000	31,233	74,719	105,952
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	12/15/2021	NOK	2,400,000	1,465	(146)	1,319
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.00% Annually	12/15/2021	CHF	2,400,000	10,306	(381)	9,925
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	9/19/2029	JPY	447,000,000	76,873	(61,859)	15,014
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	12/19/2029	JPY	849,700,000	69,826	(33,127)	36,699

						1,143,085	778,011	1,921,096

Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	9/15/2021	NOK	153,600,000	(53,668)	(42,401)	(96,069)
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	12/15/2021	NOK	2,100,000	(892)	(341)	(1,233)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Semi-Annually	9/15/2021	NZD	13,400,000	(43,521)	(77,037)	(120,558)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

PAY/RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi-Annually	12/15/2021	NZD	2,100,000	$ (1,680)	$ (3,723)	$ (5,403)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	9/16/2021	CAD	6,800,000	(78,510)	292	(78,218)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	12/17/2029	CAD	400,000	(17,087)	(942)	(18,029)
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	9/18/2029	USD	400,000	(37,675)	(520)	(38,195)
Receive	3 Month London Interbank Offered Rate Quarterly	2.75% Semi-Annually	12/18/2029	USD	2,100,000	(137,723)	(12,583)	(150,306)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	9/15/2021	SEK	242,900,000	87,529	(129,408)	(41,879)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	12/15/2021	SEK	647,800,000	52,551	(152,581)	(100,030)
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.00% Semi-Annually	9/13/2029	AUD	1,100,000	(3,652)	(26,885)	(30,537)
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.00% Semi-Annually	12/13/2029	AUD	3,100,000	(36,996)	(43,723)	(80,719)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	9/18/2029	EUR	100,000	(5,974)	(3,197)	(9,171)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.75% Annually	12/18/2029	EUR	800,000	(35,391)	(11,962)	(47,353)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/15/2021	CHF	8,800,000	(257)	(54,508)	(54,765)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	12/20/2021	GBP	8,200,000	(78,436)	(7,567)	(86,003)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	9/18/2029	GBP	3,800,000	(34,471)	(172,720)	(207,191)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	12/18/2029	GBP	1,400,000	(64,708)	(9,293)	(74,001)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	9/19/2029	NOK	23,400,000	11,715	(49,642)	(37,927)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	12/19/2029	NOK	900,000	(1,376)	25	(1,351)

						(480,222)	(798,716)	(1,278,938)

						$662,863	$(20,705)	$642,158

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

(a)	Floating rate indices at June 30, 2019 were as follows:
3 Month Australian Bank-Bill Reference Rate: 1.20%
3 Month Canadian Bankers’ Acceptance Rate: 1.97%
3 Month London Interbank Offered Rate: 2.32%
3 Month Stockholm Interbank Offered Rate: (0.03)%
6 Month Australian Bank-Bill Reference Rate: 1.22%
6 Month Euro Interbank Offered Rate: (0.31)%
6 Month London Interbank Offered Rate: 2.20%
6 Month Norwegian Interbank Offered Rate: 1.72%

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
DTOP Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	09/19/2019	ZAR	(1,218,140)	$824
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2019	HKD	11,376,750	13,258
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/11/2019	KRW	487,200,000	8,588
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.45%)	Increases in total return of reference entity	Monthly	GSIN	09/20/2019	AUD	6,455	55
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.31%)	Increases in total return of reference entity	Monthly	GSIN	09/20/2019	EUR	101	4
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Mexico Equilibrium Interbank Interest Rate (“TIIE”) plus or minus a specified spread (0.05%)	Monthly	GSIN	09/18/2019	MXN	(16,691)	16

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.05%)	Increases in total return of reference entity	Monthly	GSIN	09/20/2019	SGD	248,156	$ 9,157
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Johannesburg Interbank Agreed Rate (“JIBAR”) plus or minus a specified spread (-0.47%)	Monthly	GSIN	09/18/2019	ZAR	(4,280,445)	5,399
MSCI Sweden Net Return Index	Decreases in total return of reference entity and pays the STIBOR plus or minus a specified spread (0.01%)	Increases in total return of reference entity	Monthly	GSIN	09/20/2019	SEK	79,077	130
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	GSIN	09/20/2019	CHF	2,987	22
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(32,290)	659
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(129,160)	1,010
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(193,740)	1,563
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/23/2019	USD	(79,088)	424

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
WIG20 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/20/2019	PLN	229,100	$ 202

								41,311

BIST 30 Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/29/2019	TRY	(412,913)	(534)
Canada 10 Year Bond September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	09/19/2019	CAD	(1,572,230)	(14,897)
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2019	HKD	541,750	(125)
iBovespa Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/14/2019	BRL	(2,031,400)	(12,921)
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.10%)	Monthly	JPMC	09/18/2019	USD	(20,098)	(1,036)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(46,150)	(2,054)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/22/2019	USD	32,290	(470)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(397,854)	(9,839)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	09/20/2019	CHF	2,069,130	(2,043)
TAIEX Index July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/17/2019	TWD	(6,346,200)	(1,720)
Tel Aviv Index July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/24/2019	ILS	(157,905)	(8)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/23/2019	USD	(210,900)	$ (514)

								(46,161)

								$(4,850)

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	38	7/2019	EUR	$2,390,798	$24,076
HSCEI	2	7/2019	HKD	138,702	1,654
LME Aluminum Base Metal	1	7/2019	USD	44,481	(2,947)
LME Aluminum Base Metal	2	7/2019	USD	89,113	(3,937)
LME Aluminum Base Metal	2	7/2019	USD	89,038	(5,118)
LME Aluminum Base Metal	2	7/2019	USD	89,402	(1,334)
LME Copper Base Metal	1	7/2019	USD	149,800	(14,050)
LME Copper Base Metal	1	7/2019	USD	149,783	(11,195)
LME Zinc Base Metal	1	7/2019	USD	63,625	(6,996)
NY Harbor ULSD	1	7/2019	USD	81,455	5,144
OMXS30 Index	140	7/2019	SEK	2,443,478	45,178
RBOB Gasoline	1	7/2019	USD	79,657	8,530
SGX NIFTY 50 Index	19	7/2019	USD	449,844	316
LME Aluminum Base Metal	2	8/2019	USD	89,588	(168)
LME Aluminum Base Metal	3	8/2019	USD	134,719	(337)
LME Aluminum Base Metal	3	8/2019	USD	134,356	(1,975)
LME Copper Base Metal	1	8/2019	USD	149,900	2,390
LME Copper Base Metal	1	8/2019	USD	149,870	(1,683)
LME Copper Base Metal	1	8/2019	USD	149,837	(3,197)
LME Nickel Base Metal	1	8/2019	USD	76,017	4,014
LME Nickel Base Metal	1	8/2019	USD	75,978	5,169
LME Zinc Base Metal	1	8/2019	USD	62,835	(4,493)
Australia 10 Year Bond	21	9/2019	AUD	2,117,841	15,674
EURO STOXX 50 Index	145	9/2019	EUR	5,714,723	86,662
Euro-Bund	62	9/2019	EUR	12,178,204	157,405
FTSE 100 Index	3	9/2019	GBP	280,748	159
FTSE/JSE Top 40 Index	1	9/2019	ZAR	37,225	(437)
FTSE/MIB Index	11	9/2019	EUR	1,323,107	(3,879)
Japan 10 Year Bond	8	9/2019	JPY	11,415,851	27,675
KOSPI 200 Index	13	9/2019	KRW	783,614	16,468
LME Aluminum Base Metal	1	9/2019	USD	45,033	363
LME Aluminum Base Metal	2	9/2019	USD	89,938	933
LME Aluminum Base Metal	4	9/2019	USD	180,025	19
LME Copper Base Metal	1	9/2019	USD	149,954	3,746
LME Copper Base Metal	2	9/2019	USD	299,800	5,698
LME Nickel Base Metal	1	9/2019	USD	76,151	4,898
LME Nickel Base Metal	1	9/2019	USD	76,230	5,049
S&P/TSX 60 Index	8	9/2019	CAD	1,194,548	5,617

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Silver	2	9/2019	USD	$ 153,410	$ (703)
SPI 200 Index	46	9/2019	AUD	5,295,458	37,309

					401,697

Short Contracts
Amsterdam Exchange Index	(14)	7/2019	EUR	(1,785,934)	(17,754)
Brent Crude Oil	(4)	7/2019	USD	(258,960)	(15,985)
FTSE Bursa Malaysia KLCI Index	(2)	7/2019	MYR	(40,605)	3
Hang Seng Index	(6)	7/2019	HKD	(1,094,704)	(13,081)
IBEX 35 Index	(2)	7/2019	EUR	(208,612)	(696)
LME Aluminum Base Metal	(1)	7/2019	USD	(44,481)	2,774
LME Aluminum Base Metal	(2)	7/2019	USD	(89,038)	4,695
LME Aluminum Base Metal	(2)	7/2019	USD	(89,402)	1,313
LME Aluminum Base Metal	(2)	7/2019	USD	(89,113)	4,319
LME Copper Base Metal	(1)	7/2019	USD	(149,800)	13,585
LME Copper Base Metal	(1)	7/2019	USD	(149,783)	10,950
LME Zinc Base Metal	(1)	7/2019	USD	(63,625)	7,072
MSCI Singapore Index	(1)	7/2019	SGD	(27,949)	(336)
MSCI Taiwan Index	(21)	7/2019	USD	(811,650)	2,008
Natural Gas	(47)	7/2019	USD	(1,084,760)	18,391
LME Aluminum Base Metal	(2)	8/2019	USD	(89,588)	285
LME Aluminum Base Metal	(3)	8/2019	USD	(134,356)	1,359
LME Aluminum Base Metal	(3)	8/2019	USD	(134,719)	85
LME Copper Base Metal	(1)	8/2019	USD	(149,837)	2,656
LME Copper Base Metal	(1)	8/2019	USD	(149,870)	1,341
LME Copper Base Metal	(1)	8/2019	USD	(149,900)	(2,003)
LME Nickel Base Metal	(1)	8/2019	USD	(76,017)	(4,050)
LME Nickel Base Metal	(1)	8/2019	USD	(75,978)	(5,293)
LME Zinc Base Metal	(1)	8/2019	USD	(62,835)	3,681
Canada 10 Year Bond	(37)	9/2019	CAD	(4,038,341)	(9,805)
Corn	(20)	9/2019	USD	(424,750)	4,982
DAX Index	(6)	9/2019	EUR	(2,112,959)	(17,765)
LME Aluminum Base Metal	(1)	9/2019	USD	(45,033)	(411)
LME Aluminum Base Metal	(2)	9/2019	USD	(89,938)	(890)
LME Aluminum Base Metal	(15)	9/2019	USD	(675,094)	(3,386)
LME Copper Base Metal	(1)	9/2019	USD	(149,954)	(3,906)
LME Copper Base Metal	(4)	9/2019	USD	(599,600)	(17,461)
LME Nickel Base Metal	(1)	9/2019	USD	(76,151)	(5,053)
LME Nickel Base Metal	(4)	9/2019	USD	(304,920)	(14,998)
LME Zinc Base Metal	(2)	9/2019	USD	(125,050)	957
Long Gilt	(74)	9/2019	GBP	(12,245,113)	(80,851)
MEX BOLSA Index	(3)	9/2019	MXN	(68,264)	306
S&P 500 E-Mini Index	(18)	9/2019	USD	(2,649,780)	(31,006)
SET50 Index	(28)	9/2019	THB	(209,666)	(1,546)
TOPIX Index	(44)	9/2019	JPY	(6,329,731)	12,575
U.S. Treasury 10 Year Note	(27)	9/2019	USD	(3,455,156)	(12,267)
U.S. Treasury 2 Year Note	(26)	9/2019	USD	(5,594,672)	(5,812)
Soybean	(9)	11/2019	USD	(415,350)	(12,548)
Soybean Oil	(6)	12/2019	USD	(103,788)	(2,803)

					(186,369)

					$215,328

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	2,021,504	USD	1,404,930	CITI	9/18/2019	$17,661
AUD	2,021,496	USD	1,404,926	JPMC	9/18/2019	17,659
BRL	2,659,992	USD	679,594	CITI**	9/18/2019	7,860
BRL	2,660,008	USD	679,598	JPMC**	9/18/2019	7,859
CAD	2,183,008	USD	1,630,007	CITI	9/18/2019	39,402
CAD	2,182,992	USD	1,629,997	JPMC	9/18/2019	39,400
CHF	1,437,000	USD	1,467,296	CITI	9/18/2019	15,350
CHF	1,437,000	USD	1,467,298	JPMC	9/18/2019	15,349
CNY	204,000	USD	29,600	CITI**	9/18/2019	77
CNY	204,002	USD	29,600	JPMC**	9/18/2019	77
COP	115,000,000	USD	34,563	CITI**	9/18/2019	1,051
COP	115,000,000	USD	34,563	JPMC**	9/18/2019	1,051
CZK	8,250,000	USD	364,355	CITI	9/18/2019	5,008
CZK	8,250,000	USD	364,355	JPMC	9/18/2019	5,008
EUR	3,055,012	USD	3,468,095	CITI	9/18/2019	27,617
EUR	3,054,989	USD	3,468,071	JPMC	9/18/2019	27,616
GBP	438,640	USD	557,718	CITI	9/18/2019	1,317
GBP	438,650	USD	557,732	JPMC	9/18/2019	1,316
HKD	6,083,700	USD	776,597	CITI	9/18/2019	2,473
HKD	6,083,700	USD	776,598	JPMC	9/18/2019	2,472
HUF	65,500,000	USD	228,993	CITI	9/18/2019	2,687
HUF	65,500,000	USD	228,993	JPMC	9/18/2019	2,687
IDR	1,185,000,000	USD	79,902	CITI**	9/18/2019	3,138
IDR	1,185,000,000	USD	79,902	JPMC**	9/18/2019	3,138
ILS	1,080,000	USD	301,458	CITI	9/18/2019	2,647
ILS	1,080,000	USD	301,458	JPMC	9/18/2019	2,646
INR	41,750,010	USD	592,348	CITI**	9/18/2019	6,761
INR	41,749,990	USD	592,349	JPMC**	9/18/2019	6,761
JPY	220,709,500	USD	2,040,705	CITI	9/18/2019	18,384
JPY	220,709,500	USD	2,040,708	JPMC	9/18/2019	18,382
KRW	808,165,000	USD	688,410	CITI**	9/18/2019	11,446
KRW	808,165,000	USD	688,410	JPMC**	9/18/2019	11,445
MXN	20,628,310	USD	1,044,044	CITI	9/18/2019	16,487
MXN	20,541,142	USD	1,039,568	JPMC	9/18/2019	16,482
NZD	2,338,496	USD	1,537,433	CITI	9/18/2019	35,909
NZD	2,338,504	USD	1,537,441	JPMC	9/18/2019	35,907
PHP	18,099,988	USD	344,009	CITI**	9/18/2019	7,878
PHP	18,100,012	USD	344,010	JPMC**	9/18/2019	7,878
PLN	1,429,510	USD	376,426	CITI	9/18/2019	7,132
PLN	1,429,497	USD	376,423	JPMC	9/18/2019	7,131
RUB	14,950,000	USD	226,329	CITI**	9/18/2019	7,499
RUB	14,950,000	USD	226,329	JPMC**	9/18/2019	7,499
SEK	10,881,504	USD	1,148,234	CITI	9/18/2019	30,215
SEK	10,881,496	USD	1,148,235	JPMC	9/18/2019	30,214
SGD	321,504	USD	236,850	CITI	9/18/2019	1,060
SGD	321,496	USD	236,844	JPMC	9/18/2019	1,060
THB	321,500	USD	10,082	CITI	9/18/2019	421
THB	321,500	USD	10,082	JPMC	9/18/2019	421
TWD	2,350,000	USD	75,867	CITI**	9/18/2019	297
TWD	2,350,000	USD	75,867	JPMC**	9/18/2019	296
USD	193,431	BRL	746,500	CITI**	9/18/2019	504
USD	193,430	BRL	746,500	JPMC**	9/18/2019	503
USD	103,449	GBP	81,000	CITI	9/18/2019	217

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	103,449	GBP	81,000	JPMC	9/18/2019	$ 217
USD	6,661	HKD	52,000	CITI	9/18/2019	2
USD	6,661	HKD	52,000	JPMC	9/18/2019	1
USD	422,124	JPY	45,198,124	CITI	9/18/2019	452
USD	422,123	JPY	45,198,126	JPMC	9/18/2019	451
USD	441,164	MXN	8,548,712	CITI	9/18/2019	1,663
USD	441,145	MXN	8,548,712	JPMC	9/18/2019	1,645
ZAR	2,923,500	USD	199,827	CITI	9/18/2019	5,675
ZAR	2,923,500	USD	199,827	JPMC	9/18/2019	5,674
USD	1,477	CLP	1,000,000	CITI**	9/23/2019	—
USD	1,477	CLP	1,000,000	JPMC**	9/23/2019	—

Total unrealized appreciation						556,535

BRL	60,500	USD	15,711	CITI**	9/18/2019	(75)
BRL	60,500	USD	15,711	JPMC**	9/18/2019	(75)
CHF	109,500	USD	113,039	CITI	9/18/2019	(60)
CHF	109,500	USD	113,039	JPMC	9/18/2019	(61)
COP	205,000,000	USD	64,020	CITI**	9/18/2019	(534)
COP	205,000,000	USD	64,020	JPMC**	9/18/2019	(534)
CZK	250,000	USD	11,211	CITI	9/18/2019	(18)
CZK	250,000	USD	11,211	JPMC	9/18/2019	(18)
EUR	67,000	USD	76,767	CITI	9/18/2019	(101)
EUR	67,000	USD	76,767	JPMC	9/18/2019	(102)
GBP	281,352	USD	359,523	CITI	9/18/2019	(947)
GBP	281,358	USD	359,531	JPMC	9/18/2019	(947)
HUF	4,000,000	USD	14,185	CITI	9/18/2019	(37)
HUF	4,000,000	USD	14,185	JPMC	9/18/2019	(37)
JPY	133,949,500	USD	1,255,192	CITI	9/18/2019	(5,521)
JPY	133,949,500	USD	1,255,193	JPMC	9/18/2019	(5,523)
KRW	40,444,000	USD	35,126	CITI**	9/18/2019	(103)
KRW	40,444,000	USD	35,127	JPMC**	9/18/2019	(103)
MXN	6,935,694	USD	357,599	CITI	9/18/2019	(1,024)
MXN	7,022,856	USD	362,082	JPMC	9/18/2019	(1,026)
PLN	64,000	USD	17,183	CITI	9/18/2019	(11)
PLN	64,000	USD	17,183	JPMC	9/18/2019	(11)
TWD	3,200,000	USD	103,731	CITI**	9/18/2019	(20)
TWD	3,200,000	USD	103,732	JPMC**	9/18/2019	(20)
USD	1,446,708	AUD	2,082,500	CITI	9/18/2019	(18,807)
USD	1,446,706	AUD	2,082,500	JPMC	9/18/2019	(18,809)
USD	583,628	BRL	2,307,000	CITI**	9/18/2019	(12,598)
USD	583,627	BRL	2,307,000	JPMC**	9/18/2019	(12,598)
USD	615,082	CAD	817,000	CITI	9/18/2019	(9,701)
USD	615,082	CAD	817,000	JPMC	9/18/2019	(9,702)
USD	2,436,548	CHF	2,412,990	CITI	9/18/2019	(53,092)
USD	2,436,565	CHF	2,413,010	JPMC	9/18/2019	(53,095)
USD	711,642	CNY	4,938,396	CITI**	9/18/2019	(6,772)
USD	711,643	CNY	4,938,406	JPMC**	9/18/2019	(6,773)
USD	147,655	CZK	3,400,000	CITI	9/18/2019	(4,567)
USD	147,655	CZK	3,400,000	JPMC	9/18/2019	(4,567)
USD	4,291,980	EUR	3,797,996	CITI	9/18/2019	(53,896)
USD	4,291,985	EUR	3,798,005	JPMC	9/18/2019	(53,901)
USD	1,162,615	GBP	916,500	CITI	9/18/2019	(5,440)
USD	1,162,614	GBP	916,500	JPMC	9/18/2019	(5,442)
USD	125,666	HKD	983,500	CITI	9/18/2019	(280)
USD	125,665	HKD	983,500	JPMC	9/18/2019	(280)
USD	38,556	HUF	11,122,000	CITI	9/18/2019	(784)
USD	38,556	HUF	11,122,000	JPMC	9/18/2019	(784)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	68,354	ILS	245,000	CITI	9/18/2019	$ (633)
USD	68,354	ILS	245,000	JPMC	9/18/2019	(633)
USD	580,476	INR	40,815,488	CITI**	9/18/2019	(5,223)
USD	580,476	INR	40,815,512	JPMC**	9/18/2019	(5,224)
USD	2,915,912	JPY	316,386,868	CITI	9/18/2019	(35,791)
USD	2,915,909	JPY	316,386,882	JPMC	9/18/2019	(35,794)
USD	1,567,112	KRW	1,852,961,985	CITI**	9/18/2019	(37,518)
USD	1,567,110	KRW	1,852,962,015	JPMC**	9/18/2019	(37,520)
USD	532,730	MXN	10,576,796	CITI	9/18/2019	(11,040)
USD	532,738	MXN	10,576,782	JPMC	9/18/2019	(11,031)
USD	55,749	NOK	478,504	CITI	9/18/2019	(467)
USD	55,748	NOK	478,496	JPMC	9/18/2019	(467)
USD	802,098	NZD	1,224,500	CITI	9/18/2019	(21,747)
USD	802,097	NZD	1,224,500	JPMC	9/18/2019	(21,748)
USD	116,552	PLN	444,996	CITI	9/18/2019	(2,847)
USD	116,560	PLN	445,011	JPMC	9/18/2019	(2,843)
USD	310,853	SGD	424,500	CITI	9/18/2019	(3,273)
USD	310,852	SGD	424,500	JPMC	9/18/2019	(3,273)
USD	464,656	TWD	14,599,996	CITI**	9/18/2019	(8,528)
USD	464,656	TWD	14,600,004	JPMC**	9/18/2019	(8,529)
USD	569,273	ZAR	8,443,511	CITI	9/18/2019	(24,246)
USD	569,271	ZAR	8,443,489	JPMC	9/18/2019	(24,247)
USD	628,136	CLP	439,000,012	CITI**	9/23/2019	(19,997)
USD	628,135	CLP	438,999,988	JPMC**	9/23/2019	(19,998)

Total unrealized depreciation						(691,413)

Net unrealized depreciation						$(134,878)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$1,376,591	$1,376,591

CITI
Investment Companies	171,641	—	171,641

CRSU
Cash	—	34,293	34,293

GSCO
Cash	—	379,114	379,114

GSIN
U.S. Treasury Bills	258,078	—	258,078

JPMS
Cash	—	25,818	25,818

JPMC
Investment Companies	366,782	—	366,782

MSCL
Cash	—	59,527	59,527

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Cash	$(30,000)	$—	$(30,000)
Investment Companies	1,877	—	1,877

GSCO
Cash	—	38,119	38,119

JPPC
Cash	—	114,027	114,027

MSCL
Cash	—	141,769	141,769

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 136.1%
COMMON STOCKS - 53.3%

Canada - 4.6%
Air Canada *(a)	570,050	$17,277,143
Alimentation Couche-Tard, Inc., Class B	28,930	1,820,565
Atco Ltd., Class I	16,524	556,962
BCE, Inc.	5,607	255,099
Canadian Imperial Bank of Commerce (a)	46,127	3,627,321
Canadian Pacific Railway Ltd.	5,356	1,261,465
Canadian Tire Corp. Ltd., Class A (a)	24,812	2,703,353
CGI, Inc. *	3,837	294,994
CI Financial Corp.	45,172	736,108
Constellation Software, Inc.	809	762,482
Cronos Group, Inc. *	18,720	300,338
Empire Co. Ltd., Class A (a)	140,150	3,529,569
Finning International, Inc.	148,134	2,700,133
Fortis, Inc.	6,730	265,746
Gildan Activewear, Inc.	30,511	1,180,785
Husky Energy, Inc.	77,476	734,204
Linamar Corp.	52,226	1,949,377
Magna International, Inc. (a)	180,933	9,002,783
Methanex Corp. (a)	117,573	5,337,494
National Bank of Canada (a)	84,447	4,011,644
Open Text Corp.	6,880	283,911
Quebecor, Inc., Class B	45,734	1,089,262
Rogers Communications, Inc., Class B	4,922	263,474
Teck Resources Ltd., Class B	41,550	958,834
Thomson Reuters Corp.	12,051	777,419
West Fraser Timber Co. Ltd. (a)	90,358	4,119,257
WestJet Airlines Ltd.	11,072	259,901

		66,059,623

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd. (2)	2,042,000	2,313,524

Italy - 6.0%
A2A SpA (2)(a)	6,135,511	10,650,760
Assicurazioni Generali SpA (2)	156,339	2,943,485
Banca Generali SpA (2)(b)	23,216	668,495
BPER Banca (2)(a)	1,183,491	4,824,069
Enel SpA (2)(a)	3,405,658	23,757,017
Eni SpA (2)(a)	1,093,850	18,187,799
Hera SpA (2)(a)	1,330,096	5,087,645
Italgas SpA (2)(a)	802,687	5,394,807
Moncler SpA (2)(b)	49,536	2,123,180
Poste Italiane SpA (2)(c)	111,564	1,175,628
Saipem SpA (2)*(b)	448,429	2,237,824
Snam SpA (2)(a)	666,984	3,318,127
Terna Rete Elettrica Nazionale SpA (2)	44,510	283,601
UniCredit SpA (2)	22,594	278,106
Unipol Gruppo SpA (2)(a)	1,086,399	5,293,743

		86,224,286

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	745,100	1,465,308

INVESTMENTS	SHARES	VALUE
Singapore - 0.2% (continued)
Genting Singapore Ltd. (2)	2,602,700	$1,770,763

		3,236,071

Spain - 0.6%
Repsol SA (2)(a)	586,768	9,208,060

Switzerland - 1.3%
STMicroelectronics NV (2)(b)	76,640	1,357,293
Temenos AG (Registered) (2)*(a)	98,311	17,602,976

		18,960,269

United Kingdom - 0.1%
Fiat Chrysler Automobiles NV (2)	96,870	1,344,404

United States - 40.3%
3M Co. (b)	19,613	3,399,717
Abbott Laboratories (b)	14,474	1,217,263
AbbVie, Inc. (a)	72,396	5,264,637
Acuity Brands, Inc. (b)	6,723	927,169
AGCO Corp. (b)	23,263	1,804,511
Agilent Technologies, Inc. (a)	172,801	12,903,052
Alexion Pharmaceuticals, Inc. *(b)	23,551	3,084,710
Align Technology, Inc. *(b)	4,960	1,357,552
Alkermes plc *(b)	98,630	2,223,120
Allergan plc	6,149	1,029,527
Allison Transmission Holdings, Inc.	6,489	300,765
Allscripts Healthcare Solutions, Inc. *(b)	66,305	771,127
Altice USA, Inc., Class A *(b)	70,217	1,709,784
AMC Networks, Inc., Class A *(b)	52,028	2,835,006
Amedisys, Inc. *	2,692	326,836
Amgen, Inc. (a)(b)	24,696	4,550,979
Anthem, Inc. (b)	9,943	2,806,014
Apple, Inc. (a)(b)	14,678	2,905,070
Armstrong World Industries, Inc.	2,732	265,550
Arrow Electronics, Inc. *(b)	51,165	3,646,530
Avnet, Inc. (a)	112,559	5,095,546
Bausch Health Cos., Inc. *	30,142	760,484
Baxter International, Inc. (a)(b)	83,653	6,851,181
Biogen, Inc. *(a)	63,989	14,965,108
Bio-Rad Laboratories, Inc., Class A *(b)	18,454	5,768,536
Boeing Co. (The) (a)	14,332	5,216,991
Boston Scientific Corp. *(b)	64,310	2,764,044
Bristol-Myers Squibb Co. (b)	131,008	5,941,213
BRP, Inc. (a)	147,174	5,259,626
Bruker Corp. (a)	219,189	10,948,491
Cardinal Health, Inc. (b)	98,843	4,655,505
Carlisle Cos., Inc.	2,636	370,121
Caterpillar, Inc. (b)	25,860	3,524,459
CBS Corp. (Non-Voting), Class B (a)(b)	169,827	8,474,367
CDW Corp. (a)	114,339	12,691,629
Cerner Corp. (b)	88,183	6,463,814
Charles River Laboratories International, Inc. *(a)	84,498	11,990,266
Ciena Corp. *	51,390	2,113,671
Cigna Corp.	2,772	436,729
Cisco Systems, Inc. (b)	152,385	8,340,031
Comcast Corp., Class A (a)	193,666	8,188,198
CommScope Holding Co., Inc. *(b)	197,285	3,103,293

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE

United States - 40.3% (continued)
ConocoPhillips (a)	158,952	$9,696,072
Crane Co. (a)	54,137	4,517,191
Cummins, Inc. (a)(b)	60,979	10,448,142
Curtiss-Wright Corp. (a)	82,988	10,550,264
Danaher Corp.	6,816	974,143
DENTSPLY SIRONA, Inc.	34,781	2,029,819
Devon Energy Corp. (b)	43,475	1,239,907
Dover Corp. (b)	32,775	3,284,055
Eaton Corp. plc (a)	61,038	5,083,245
Edwards Lifesciences Corp. *(b)	10,060	1,858,484
Eli Lilly & Co. (b)	22,299	2,470,506
EMCOR Group, Inc.	28,931	2,548,821
Emerson Electric Co. (b)	77,863	5,195,019
EQT Corp. (b)	21,941	346,887
Exelixis, Inc. *(a)	311,597	6,658,828
F5 Networks, Inc. *(a)	47,308	6,889,464
Flex Ltd. *(b)	400,492	3,832,708
FLIR Systems, Inc. (a)	61,757	3,341,054
Fluor Corp. (b)	23,846	803,372
Fox Corp., Class A (b)	42,660	1,563,062
Gardner Denver Holdings, Inc. *(b)	48,363	1,673,360
General Dynamics Corp.	8,191	1,489,288
Gilead Sciences, Inc. (a)	123,272	8,328,256
Globus Medical, Inc., Class A *(a)	121,602	5,143,765
GrafTech International Ltd. (b)	93,695	1,077,493
Haemonetics Corp. *(a)	29,967	3,606,229
Halliburton Co. (b)	66,080	1,502,659
HCA Healthcare, Inc. (a)	23,022	3,111,884
HD Supply Holdings, Inc. *(b)	65,722	2,647,282
Hewlett Packard Enterprise Co.	31,275	467,561
Hill-Rom Holdings, Inc.	19,170	2,005,565
HollyFrontier Corp.	50,912	2,356,207
Hologic, Inc. *(b)	31,571	1,516,039
Honeywell International, Inc. (a)(b)	44,693	7,802,951
HP, Inc. (b)	248,576	5,167,895
Humana, Inc. (a)	13,440	3,565,632
Huntington Ingalls Industries, Inc. (a)(b)	48,022	10,792,464
ICU Medical, Inc. *(b)	1,009	254,177
IDEXX Laboratories, Inc. *(b)	1,369	376,927
Incyte Corp. *(b)	40,583	3,447,932
Ingersoll-Rand plc (a)	42,150	5,339,141
Inogen, Inc. *(b)	43,832	2,926,224
Interpublic Group of Cos., Inc. (The) (b)	111,844	2,526,556
IQVIA Holdings, Inc. *(a)	20,395	3,281,556
ITT, Inc.	37,544	2,458,381
Jazz Pharmaceuticals plc *	18,063	2,575,061
John Wiley & Sons, Inc., Class A (b)	24,845	1,139,392
Johnson & Johnson (a)	39,675	5,525,934
Juniper Networks, Inc. (a)(b)	157,511	4,194,518
Kennametal, Inc.	11,956	442,252
Keysight Technologies, Inc. *(a)	73,728	6,621,512
Liberty Media Corp.-Liberty SiriusXM, Class C *	37,331	1,417,831
Lincoln Electric Holdings, Inc. (b)	7,442	612,625
LivaNova plc *(b)	21,442	1,542,966
Lockheed Martin Corp. (b)	19,940	7,248,988
Marathon Oil Corp. (b)	75,197	1,068,549
Masco Corp. (a)(b)	99,897	3,919,958

INVESTMENTS	SHARES	VALUE

United States - 40.3% (continued)
Masimo Corp. *(a)	51,977	$7,735,217
McKesson Corp. (a)(b)	54,925	7,381,371
MEDNAX, Inc. *(b)	79,784	2,012,950
Medtronic plc	108,009	10,518,997
Merck & Co., Inc. (a)	83,121	6,969,696
Motorola Solutions, Inc.	3,057	509,694
MSC Industrial Direct Co., Inc., Class A (b)	39,428	2,927,923
Mylan NV *(b)	173,068	3,295,215
National Instruments Corp. (a)(b)	107,960	4,533,240
NuVasive, Inc. *(b)	41,240	2,414,190
nVent Electric plc	85,414	2,117,413
Omnicom Group, Inc. (b)	41,668	3,414,693
Oshkosh Corp. (a)	40,821	3,408,145
Parker-Hannifin Corp. (b)	10,425	1,772,354
Patterson-UTI Energy, Inc. (b)	243,890	2,807,174
Pentair plc	64,787	2,410,076
Pfizer, Inc. (a)(b)	161,248	6,985,263
Phillips 66 (b)	57,907	5,416,621
PRA Health Sciences, Inc. *(a)	54,828	5,436,196
QIAGEN NV *(b)	151,228	6,132,295
Quanta Services, Inc.	10,473	399,964
Regal Beloit Corp. (b)	24,837	2,029,431
Regeneron Pharmaceuticals, Inc. *	7,842	2,454,546
Resideo Technologies, Inc. *	15,588	341,689
Snap-on, Inc. (b)	11,428	1,892,934
Southwestern Energy Co. *(b)	358,097	1,131,587
Spirit AeroSystems Holdings, Inc., Class A (a)	113,595	9,243,225
Stanley Black & Decker, Inc. (b)	1,881	272,011
Stryker Corp.	2,998	616,329
TE Connectivity Ltd. (b)	61,829	5,921,982
Tech Data Corp. *(a)	59,494	6,223,072
TEGNA, Inc. (a)	458,953	6,953,138
Teledyne Technologies, Inc. *(a)	14,279	3,910,590
Thermo Fisher Scientific, Inc. (a)(b)	20,629	6,058,325
Timken Co. (The)	25,176	1,292,536
United Technologies Corp.	6,617	861,533
United Therapeutics Corp. *(a)	69,142	5,397,225
Universal Health Services, Inc., Class B (b)	9,118	1,188,896
Valero Energy Corp. (b)	45,044	3,856,217
Varian Medical Systems, Inc. *(b)	33,612	4,575,602
Veeva Systems, Inc., Class A *(a)	32,957	5,342,659
Viacom, Inc., Class B (b)	159,466	4,763,249
Vishay Intertechnology, Inc. (b)	140,401	2,319,425
Waters Corp. *(b)	2,618	563,498
WESCO International, Inc. *(a)	184,053	9,322,284
West Pharmaceutical Services, Inc.	4,251	532,013
World Fuel Services Corp. (a)(b)	107,252	3,856,782
WW Grainger, Inc. (b)	17,203	4,614,361
Xerox Corp. (a)	137,339	4,863,174
Zebra Technologies Corp., Class A *	2,717	569,184
Zimmer Biomet Holdings, Inc.	12,422	1,462,566

		580,787,025

TOTAL COMMON STOCKS (Cost $692,851,822)		768,133,262

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 82.8%
INVESTMENT COMPANIES - 26.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (d)(e)	21,190,442	$21,190,442
Limited Purpose Cash Investment Fund, 2.36% (d)(f)	353,209,795	353,280,437
UBS Select Treasury Preferred Fund, Class I, 2.23% (d)	6,930,898	6,930,898

TOTAL INVESTMENT COMPANIES (Cost $381,259,204)		381,401,777

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 56.3%
U.S. Treasury Bills
2.44%, 9/26/2019 (2)(g)(h)	$50,727,000	50,472,625
2.42%, 10/10/2019 (2)(g)(h)	16,308,000	16,212,147
2.41%, 11/7/2019 (2)(g)(h)	97,028,000	96,310,902
2.38%, 11/14/2019 (2)(g)(h)	85,184,000	84,522,689
2.37%, 11/21/2019 (2)(g)(h)	120,333,000	119,348,342
2.26%, 11/29/2019 (2)(g)(i)	179,647,000	178,090,982
2.24%, 12/5/2019 (2)(g)(h)	146,104,000	144,821,683
2.12%, 12/12/2019 (2)(g)(h)	122,426,000	121,290,346

TOTAL U.S. TREASURY OBLIGATIONS (Cost $810,378,256)		811,069,716

TOTAL SHORT-TERM INVESTMENTS (Cost $1,191,637,460)		1,192,471,493

TOTAL LONG POSITIONS (Cost $1,884,489,282)		1,960,604,755

	SHARES
SHORT POSITIONS - (39.2)%
COMMON STOCKS - (39.2)%

Brazil - 0.0% (j)
Yamana Gold, Inc.	(125,000)	(316,903)

Canada - (4.5)%
Agnico Eagle Mines Ltd.	(75,892)	(3,890,946)
AltaGas Ltd.	(214,387)	(3,243,104)
Barrick Gold Corp.	(75,241)	(1,187,608)
Bombardier, Inc., Class B *	(1,064,160)	(1,787,753)
Brookfield Asset Management, Inc., Class A	(25,829)	(1,235,682)
Cameco Corp.	(433,394)	(4,646,521)
Canadian Natural Resources Ltd.	(22,514)	(607,055)
CCL Industries, Inc., Class B	(11,886)	(582,886)
Cenovus Energy, Inc.	(430,200)	(3,794,288)
Element Fleet Management Corp.	(573,965)	(4,190,069)
Enbridge, Inc.	(128,205)	(4,630,672)
Encana Corp.	(375,770)	(1,928,276)
Franco-Nevada Corp.	(19,279)	(1,636,334)
Keyera Corp.	(43,894)	(1,129,570)
Kinross Gold Corp. *	(120,391)	(465,182)
Onex Corp.	(5,730)	(345,625)
Pembina Pipeline Corp.	(15,532)	(578,202)

INVESTMENTS	SHARES	VALUE

Canada - (4.5)% (continued)
PrairieSky Royalty Ltd.	(287,803)	$(4,043,813)
Restaurant Brands International, Inc.	(6,315)	(439,164)
Saputo, Inc.	(8,385)	(250,996)
Shopify, Inc., Class A *	(2,747)	(825,600)
SNC-Lavalin Group, Inc.	(108,925)	(2,202,538)
Stars Group, Inc. (The) *	(118,090)	(2,015,434)
Suncor Energy, Inc.	(11,156)	(347,999)
TC Energy Corp.	(148,018)	(7,337,886)
Vermilion Energy, Inc.	(52,824)	(1,147,602)
Wheaton Precious Metals Corp.	(356,289)	(8,616,451)
Whitecap Resources, Inc.	(327,802)	(1,063,845)

		(64,171,101)

Chile - 0.0% (j)
Lundin Mining Corp.	(88,606)	(487,839)

Ghana - (0.1)%
Kosmos Energy Ltd.	(121,894)	(764,275)

Italy - (3.4)%
Banco BPM SpA (2)*	(1,625,090)	(3,309,822)
Buzzi Unicem SpA (2)	(310,608)	(6,306,538)
Davide Campari-Milano SpA (2)	(105,012)	(1,028,767)
Ferrari NV (2)	(91,579)	(14,848,583)
Freni Brembo SpA (2)	(299,659)	(3,448,592)
Leonardo SpA (2)	(70,446)	(893,716)
Pirelli & C SpA (2)(c)	(1,186,939)	(7,006,340)
Prysmian SpA (2)	(159,766)	(3,301,041)
Recordati SpA (2)	(17,019)	(709,357)
Telecom Italia SpA (2)*	(3,147,334)	(1,718,305)
Unione di Banche Italiane SpA (2)	(2,223,721)	(6,071,311)

		(48,642,372)

Luxembourg - (0.7)%
Tenaris SA (2)	(806,541)	(10,578,425)

Netherlands - (0.4)%
Koninklijke Vopak NV (2)	(137,284)	(6,322,021)

Singapore - (0.4)%
City Developments Ltd. (2)	(52,300)	(366,358)
Keppel Corp. Ltd. (2)	(153,600)	(756,848)
Singapore Telecommunications Ltd. (2)	(1,231,200)	(3,186,735)
Venture Corp. Ltd. (2)	(29,200)	(352,552)
Wilmar International Ltd. (2)	(272,700)	(746,501)

		(5,408,994)

United States - (29.2)%
Acadia Healthcare Co., Inc. *	(289,943)	(10,133,508)
AECOM *	(82,095)	(3,107,296)
Agios Pharmaceuticals, Inc. *	(83,601)	(4,170,018)
Air Lease Corp.	(18,927)	(782,442)
Alnylam Pharmaceuticals, Inc. *	(18,486)	(1,341,344)
AmerisourceBergen Corp.	(10,180)	(867,947)
Amphenol Corp., Class A	(7,799)	(748,236)
Antero Resources Corp. *	(78,587)	(434,586)
Apache Corp.	(84,382)	(2,444,547)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - (29.2)% (continued)
Arconic, Inc.	(10,166)	$(262,486)
Arcosa, Inc.	(29,211)	(1,099,210)
Avanos Medical, Inc. *	(80,970)	(3,531,102)
Baker Hughes a GE Co.	(238,869)	(5,883,343)
Belden, Inc.	(60,072)	(3,578,489)
BioMarin Pharmaceutical, Inc. *	(32,309)	(2,767,266)
Bio-Techne Corp.	(6,963)	(1,451,716)
Bluebird Bio, Inc. *	(46,217)	(5,878,802)
BWX Technologies, Inc.	(111,374)	(5,802,585)
Callon Petroleum Co. *	(601,114)	(3,961,341)
Cantel Medical Corp.	(3,349)	(270,063)
Catalent, Inc. *	(90,922)	(4,928,882)
Centene Corp. *	(23,082)	(1,210,420)
Centennial Resource Development, Inc., Class A *	(157,615)	(1,196,298)
Charter Communications, Inc., Class A *	(13,806)	(5,455,855)
Cheniere Energy, Inc. *	(96,756)	(6,622,948)
Chesapeake Energy Corp. *	(972,917)	(1,897,188)
Cimarex Energy Co.	(7,059)	(418,810)
CNX Resources Corp. *	(94,083)	(687,747)
Cognex Corp.	(155,265)	(7,449,615)
Coherent, Inc. *	(26,392)	(3,599,077)
Concho Resources, Inc.	(80,462)	(8,302,069)
Core Laboratories NV	(23,342)	(1,220,320)
CVS Health Corp.	(8,969)	(488,721)
Deere & Co.	(21,413)	(3,548,348)
Dell Technologies, Inc., Class C *	(12,372)	(628,498)
Discovery, Inc., Class A *	(105,468)	(3,237,868)
Dolby Laboratories, Inc., Class A	(10,318)	(666,543)
Donaldson Co., Inc.	(10,153)	(516,382)
Dril-Quip, Inc. *	(57,586)	(2,764,128)
Dycom Industries, Inc. *	(46,326)	(2,727,212)
EnerSys	(4,334)	(296,879)
Ensco Rowan plc, Class A	(485,165)	(4,138,457)
Equitrans Midstream Corp.	(236,310)	(4,657,670)
Exact Sciences Corp. *	(9,427)	(1,112,763)
Extraction Oil & Gas, Inc. *	(165,814)	(717,975)
Fastenal Co.	(83,099)	(2,708,196)
Flowserve Corp.	(41,674)	(2,195,803)
Fortive Corp.	(13,416)	(1,093,672)
GATX Corp.	(8,716)	(691,092)
GCI Liberty, Inc., Class A *	(76,756)	(4,717,424)
Granite Construction, Inc.	(206,378)	(9,943,292)
HealthEquity, Inc. *	(21,418)	(1,400,737)
HEICO Corp.	(80,200)	(10,731,562)
Helmerich & Payne, Inc.	(31,291)	(1,583,950)
Hess Corp.	(94,633)	(6,015,820)
Insulet Corp. *	(144,134)	(17,206,718)
Intuitive Surgical, Inc. *	(3,207)	(1,682,232)
IPG Photonics Corp. *	(37,912)	(5,847,926)
Jacobs Engineering Group, Inc.	(86,281)	(7,281,254)
Kinder Morgan, Inc.	(57,019)	(1,190,557)
Ligand Pharmaceuticals, Inc. *	(23,085)	(2,635,153)
Lions Gate Entertainment Corp., Class A	(46,372)	(568,057)
Littelfuse, Inc.	(21,281)	(3,764,822)

INVESTMENTS	SHARES	VALUE
United States - (29.2)% (continued)
Live Nation Entertainment, Inc. *	(44,632)	$(2,956,870)
Lumentum Holdings, Inc. *	(82,421)	(4,402,106)
Marathon Petroleum Corp.	(18,688)	(1,044,285)
MasTec, Inc. *	(95,236)	(4,907,511)
Matador Resources Co. *	(313,525)	(6,232,877)
Medidata Solutions, Inc. *	(5,125)	(463,864)
Meredith Corp.	(171,408)	(9,437,724)
Middleby Corp. (The) *	(46,642)	(6,329,319)
Molina Healthcare, Inc. *	(7,277)	(1,041,630)
Murphy Oil Corp.	(57,059)	(1,406,504)
Nabors Industries Ltd.	(240,132)	(696,383)
National Oilwell Varco, Inc.	(107,503)	(2,389,792)
NCR Corp. *	(118,584)	(3,687,962)
Nektar Therapeutics *	(49,579)	(1,764,021)
NetScout Systems, Inc. *	(142,231)	(3,611,245)
Neurocrine Biosciences, Inc. *	(2,912)	(245,860)
New York Times Co. (The), Class A	(127,621)	(4,162,997)
NewMarket Corp.	(5,621)	(2,253,684)
Noble Energy, Inc.	(241,486)	(5,409,286)
Nordson Corp.	(2,727)	(385,352)
NOW, Inc. *	(462,553)	(6,827,282)
Oasis Petroleum, Inc. *	(405,471)	(2,303,075)
Occidental Petroleum Corp.	(89,275)	(4,488,747)
Oceaneering International, Inc. *	(69,018)	(1,407,277)
ONEOK, Inc.	(179,677)	(12,363,574)
Parsley Energy, Inc., Class A *	(60,762)	(1,155,086)
Penumbra, Inc. *	(27,444)	(4,391,040)
Perrigo Co. plc	(33,986)	(1,618,413)
Plantronics, Inc.	(44,931)	(1,664,244)
Premier, Inc., Class A *	(189,383)	(7,406,769)
Prestige Consumer Healthcare, Inc. *	(220,057)	(6,971,406)
Pure Storage, Inc., Class A *	(59,631)	(910,565)
Quest Diagnostics, Inc.	(16,536)	(1,683,530)
Range Resources Corp.	(264,553)	(1,846,580)
Sage Therapeutics, Inc. *	(24,484)	(4,482,776)
Schlumberger Ltd.	(10,350)	(411,309)
Seattle Genetics, Inc. *	(69,454)	(4,806,911)
Sensata Technologies Holding plc *	(24,940)	(1,222,060)
Sirius XM Holdings, Inc.	(206,531)	(1,152,443)
Syneos Health, Inc. *	(55,280)	(2,824,255)
SYNNEX Corp.	(34,283)	(3,373,447)
Targa Resources Corp.	(173,167)	(6,798,536)
Teleflex, Inc.	(5,424)	(1,796,158)
Toro Co. (The)	(6,014)	(402,337)
TransDigm Group, Inc. *	(17,320)	(8,379,416)
Transocean Ltd. *	(1,140,538)	(7,310,849)
Trex Co., Inc. *	(42,637)	(3,057,073)
Trimble, Inc. *	(47,230)	(2,130,545)
Trinity Industries, Inc.	(94,943)	(1,970,067)
Ubiquiti Networks, Inc.	(2,118)	(278,517)
United Rentals, Inc. *	(9,679)	(1,283,726)
Univar, Inc. *	(51,538)	(1,135,898)
ViaSat, Inc. *	(128,385)	(10,376,076)
Wabtec Corp.	(170,995)	(12,270,601)
Welbilt, Inc. *	(401,623)	(6,707,104)
Western Digital Corp.	(61,417)	(2,920,378)
Williams Cos., Inc. (The)	(275,506)	(7,725,188)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - (29.2)% (continued)
WPX Energy, Inc. *	(137,705)	$(1,584,985)
Xylem, Inc.	(14,116)	(1,180,662)

		(421,713,444)

Zambia - (0.5)%
First Quantum Minerals Ltd.	(728,196)	(6,917,459)

TOTAL COMMON STOCKS (Proceeds $(584,732,590))		(565,322,833)

TOTAL SHORT POSITIONS (Proceeds $(584,732,590))		(565,322,833)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.9% (Cost $1,299,756,692)		1,395,281,922

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1% (k)		45,264,784

NET ASSETS - 100.0%		$1,440,546,706

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$7,998,834	0.5%
Consumer Discretionary	(2,423,843)	(0.2)
Consumer Staples	3,323,870	0.2
Energy	(100,667,864)	(7.0)
Financials	8,406,089	0.6
Health Care	154,370,119	10.7
Industrials	58,826,925	4.1
Information Technology	52,835,465	3.7
Materials	(22,246,244)	(1.5)
Real Estate	(366,358)	0.0 (j)
Utilities	42,753,436	3.0
Short-Term Investments	1,192,471,493	82.8

Total Investments In Securities At Value	1,395,281,922	96.9
Other Assets in Excess of Liabilities (k)	45,264,784	3.1

Net Assets	$1,440,546,706	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $457,652,941.
(b)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $159,831,136.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $(5,830,712), which represents approximately (0.40)% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f)	For the period ended June 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/19	VALUE AT 06/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 24.5%
INVESTMENT COMPANIES - 24.5%
Limited Purpose Cash Investment Fund, 2.36% (a) (Cost $353,137,864)	193,083,657	2,384,383,239	(2,224,257,101)	353,209,795	$353,280,437	$5,494,323	$38,346	$81,731

(a)	Represents 7-day effective yield as of June 30, 2019.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for swap contracts.
(i)	All or a portion of the security pledged as collateral for swap and futures contracts.
(j)	Represents less than 0.05% of net assets.
(k)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	07/30/2019	HKD	2,850,500	$3,995
MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	AUD	2,085,072	17,913
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	EUR	6,143,116	239,540
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	EUR	245,935	2,447
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	SGD	1,835,203	67,940
MSCI Sweden Net Return Index	Decreases in total return of reference entity and pays the STIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	SEK	197,694	328

								332,163

MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/24/2019	JPY	6,374,089,309	(122,672)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	EUR	725,248	$ (3,520)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	09/20/2019	CHF	27,883,990	(146,679)

								(272,871)

								$59,292

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	112	7/2019	EUR	$14,287,469	$76,939
CAC 40 10 Euro Index	574	7/2019	EUR	36,113,634	362,212
Hang Seng Index	75	7/2019	HKD	13,683,801	148,751
IBEX 35 Index	92	7/2019	EUR	9,596,168	51,596
MSCI Singapore Index	32	7/2019	SGD	894,368	9,559
OMXS30 Index	628	7/2019	SEK	10,960,743	202,660
DAX Index	73	9/2019	EUR	25,707,669	376,980
FTSE 100 Index	610	9/2019	GBP	57,085,394	258,016
FTSE/MIB Index	15	9/2019	EUR	1,804,236	23,890
S&P 500 E-Mini Index	3,971	9/2019	USD	584,570,910	9,777,789
S&P/TSX 60 Index	222	9/2019	CAD	33,148,700	139,080
SPI 200 Index	186	9/2019	AUD	21,412,068	155,147
TOPIX Index	116	9/2019	JPY	16,687,474	5,902

					$11,588,521

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	14,535,496	USD	10,102,058	CITI	9/18/2019	$126,992
AUD	14,535,504	USD	10,102,076	JPMC	9/18/2019	126,979
CAD	20,996,491	USD	15,685,521	CITI	9/18/2019	371,105
CAD	20,996,508	USD	15,685,553	JPMC	9/18/2019	371,083
CHF	13,515,507	USD	13,651,580	CITI	9/18/2019	293,252
CHF	13,515,493	USD	13,651,548	JPMC	9/18/2019	293,271
DKK	17,196,721	USD	2,590,490	CITI	9/18/2019	47,066
DKK	17,196,722	USD	2,590,493	JPMC	9/18/2019	47,063

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	43,429,991	USD	49,102,517	CITI	9/18/2019	$ 592,462
EUR	43,430,010	USD	49,102,176	JPMC	9/18/2019	592,825
GBP	11,824,790	USD	15,034,879	CITI	9/18/2019	35,509
GBP	11,824,806	USD	15,034,918	JPMC	9/18/2019	35,490
HKD	47,441,504	USD	6,056,031	CITI	9/18/2019	19,259
HKD	47,441,496	USD	6,056,037	JPMC	9/18/2019	19,251
ILS	2,929,504	USD	817,773	CITI	9/18/2019	7,112
ILS	2,929,496	USD	817,772	JPMC	9/18/2019	7,112
JPY	3,469,688,251	USD	31,979,601	CITI	9/18/2019	390,539
JPY	3,469,688,250	USD	31,979,641	JPMC	9/18/2019	390,502
NOK	9,374,498	USD	1,077,707	CITI	9/18/2019	23,651
NOK	9,374,502	USD	1,077,709	JPMC	9/18/2019	23,648
NZD	595,007	USD	391,185	CITI	9/18/2019	9,137
NZD	594,992	USD	391,175	JPMC	9/18/2019	9,136
SEK	37,683,008	USD	3,976,373	CITI	9/18/2019	104,638
SEK	37,682,993	USD	3,976,377	JPMC	9/18/2019	104,632
SGD	2,702,496	USD	1,967,300	CITI	9/18/2019	32,520
SGD	2,702,504	USD	1,967,308	JPMC	9/18/2019	32,518
USD	1,302,679	CAD	1,701,500	CITI	9/18/2019	1,492
USD	1,302,677	CAD	1,701,500	JPMC	9/18/2019	1,491
USD	1,074,812	CHF	1,040,500	CITI	9/18/2019	1,260
USD	1,074,810	CHF	1,040,500	JPMC	9/18/2019	1,258
USD	219,528	DKK	1,429,000	CITI	9/18/2019	355
USD	219,528	DKK	1,429,000	JPMC	9/18/2019	354
USD	3,100,360	EUR	2,706,500	CITI	9/18/2019	3,434
USD	3,100,356	EUR	2,706,500	JPMC	9/18/2019	3,430
USD	3,753,812	JPY	401,976,000	CITI	9/18/2019	3,613
USD	3,753,807	JPY	401,976,000	JPMC	9/18/2019	3,608
USD	93,014	NOK	789,500	CITI	9/18/2019	260
USD	93,014	NOK	789,500	JPMC	9/18/2019	260
USD	174,680	SEK	1,609,500	CITI	9/18/2019	374
USD	174,680	SEK	1,609,500	JPMC	9/18/2019	373

Total unrealized appreciation						4,128,314

CHF	480,000	USD	497,149	CITI	9/18/2019	(1,902)
CHF	480,000	USD	497,150	JPMC	9/18/2019	(1,903)
EUR	1,006,500	USD	1,154,411	CITI	9/18/2019	(2,718)
EUR	1,006,500	USD	1,154,412	JPMC	9/18/2019	(2,719)
GBP	7,584,698	USD	9,692,036	CITI	9/18/2019	(25,536)
GBP	7,584,707	USD	9,692,059	JPMC	9/18/2019	(25,547)
JPY	495,669,750	USD	4,631,121	CITI	9/18/2019	(6,814)
JPY	495,669,750	USD	4,631,126	JPMC	9/18/2019	(6,820)
USD	1,295,469	AUD	1,851,000	CITI	9/18/2019	(7,133)
USD	1,295,467	AUD	1,851,000	JPMC	9/18/2019	(7,135)
USD	2,965,408	CAD	3,964,790	CITI	9/18/2019	(66,581)
USD	2,965,419	CAD	3,964,799	JPMC	9/18/2019	(66,577)
USD	10,322,780	CHF	10,225,208	CITI	9/18/2019	(227,237)
USD	10,322,769	CHF	10,225,210	JPMC	9/18/2019	(227,249)
USD	245,736	DKK	1,622,000	CITI	9/18/2019	(3,040)
USD	245,736	DKK	1,622,000	JPMC	9/18/2019	(3,039)
USD	25,220,961	EUR	22,334,072	CITI	9/18/2019	(334,910)
USD	25,220,904	EUR	22,334,049	JPMC	9/18/2019	(334,941)
USD	3,873,300	GBP	3,046,000	CITI	9/18/2019	(8,748)
USD	3,873,295	GBP	3,046,000	JPMC	9/18/2019	(8,753)
USD	1,121,608	HKD	8,781,500	CITI	9/18/2019	(2,938)
USD	1,121,607	HKD	8,781,500	JPMC	9/18/2019	(2,939)
USD	91,097	ILS	327,000	CITI	9/18/2019	(979)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	91,097	ILS	327,000	JPMC	9/18/2019	$ (979)
USD	3,564,228	JPY	386,524,500	CITI	9/18/2019	(41,818)
USD	3,564,223	JPY	386,524,500	JPMC	9/18/2019	(41,822)
USD	1,470,340	NOK	12,789,240	CITI	9/18/2019	(32,196)
USD	1,470,339	NOK	12,789,245	JPMC	9/18/2019	(32,198)
USD	92,328	NZD	139,500	CITI	9/18/2019	(1,528)
USD	92,327	NZD	139,500	JPMC	9/18/2019	(1,528)
USD	602,080	SEK	5,709,116	CITI	9/18/2019	(16,209)
USD	602,080	SEK	5,709,123	JPMC	9/18/2019	(16,209)
USD	597,608	SGD	818,145	CITI	9/18/2019	(7,811)
USD	597,603	SGD	818,140	JPMC	9/18/2019	(7,812)

Total unrealized depreciation						(1,576,268)

Net unrealized appreciation						$2,552,046

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Total Return Basket Swaps Outstanding at June 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (-0.05% to 0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/21/2021	$90,335,093	$864,889	$(613,972)	$250,917

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
Adelaide Brighton Ltd.	103,640	$294,473	$(112,957)	(45.0)%
AGL Energy Ltd.	190,777	2,682,986	(339,443)	(135.3)
Aurizon Holdings Ltd.	2,057,530	7,810,734	1,037,607	413.5
Bendigo & Adelaide Bank Ltd.	138,508	1,127,384	170,712	68.0
BlueScope Steel Ltd.	396,049	3,367,585	(32,515)	(13.0)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Australia (continued)
Caltex Australia Ltd.	131,821	$2,294,635	$(619,782)	(247.0	) %
CIMIC Group Ltd.	174,359	5,482,798	1,197,710	477.3
Flight Centre Travel Group Ltd.	11,732	342,233	(10,778)	(4.3)
Fortescue Metals Group Ltd.	66,551	423,236	10,919	4.4
Harvey Norman Holdings Ltd.	204,832	586,143	(2,055)	(0.8)
Iluka Resources Ltd.	389,402	2,956,583	430,056	171.4
Incitec Pivot Ltd.	164,031	393,129	14,898	5.9
Newcrest Mining Ltd.	109,800	2,466,791	854,888	340.7
Qantas Airways Ltd.	929,575	3,527,631	(176,552)	(70.4)
Santos Ltd.	309,411	1,544,748	61,809	24.6
South32 Ltd.	1,360,135	3,048,934	(526,876)	(210.0)
Telstra Corp. Ltd.	1,649,927	4,461,576	357,339	142.4
Woodside Petroleum Ltd.	98,273	2,520,562	242,643	96.7

Short Positions

Common Stock
Australia
Alumina Ltd.	(527,569)	(865,975)	10,248	4.1
AMP Ltd.	(1,061,999)	(1,584,167)	71,145	28.4
APA Group	(209,979)	(1,592,336)	(416,280)	(165.9)
AusNet Services	(395,011)	(520,571)	(66,576)	(26.5)
Challenger Ltd.	(993,324)	(4,636,491)	3,286,355	1309.7
CSL Ltd.	(31,683)	(4,797,563)	(488,048)	(194.5)
Medibank Pvt Ltd.	(354,258)	(869,246)	(151,298)	(60.3)
Ramsay Health Care Ltd.	(120,085)	(6,096,541)	(776,911)	(309.6)
REA Group Ltd.	(12,724)	(859,544)	(272,183)	(108.5)
SEEK Ltd.	(653,610)	(9,728,526)	(1,264,581)	(504.0)
Sydney Airport	(276,405)	(1,561,547)	(207,793)	(82.8)
Tabcorp Holdings Ltd.	(162,170)	(506,686)	10,686	4.3
Transurban Group	(309,467)	(3,204,349)	(640,117)	(255.1)
Treasury Wine Estates Ltd.	(52,859)	(555,151)	38,799	15.5
Vocus Group Ltd.	(841,464)	(1,933,538)	(518,478)	(206.6)
WorleyParsons Ltd.	(83,164)	(864,514)	(57,046)	(22.7)

Ireland
James Hardie Industries plc	(366,615)	(4,826,187)	(250,656)	(99.9)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.90% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	111 months maturity 08/19/2022	$306,242,981	$(15,399,349)	$337,754	$(15,061,595)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
BHP Group plc	249,675	$6,385,280	$552,620	(3.7)%
Rio Tinto plc	111,902	6,925,962	348,965	(2.3)

Russia
Evraz plc	1,027,339	8,698,836	2,134,176	(14.2)

South Africa
Anglo American plc	173,285	4,950,480	223,571	(1.5)
Investec plc	694,173	4,512,567	(451,325)	3.0

Switzerland
Coca-Cola HBC AG	47,971	1,812,111	207,471	(1.4)
Glencore plc	650,656	2,251,873	(52,108)	0.3

United Kingdom
Aggreko plc	167,486	1,681,471	4,920	(0.0)
AstraZeneca plc	27,760	2,269,427	197,755	(1.3)
Barclays plc	2,623,956	4,990,898	(280,051)	1.9
Barratt Developments plc	416,794	3,033,008	(92,519)	0.6
Berkeley Group Holdings plc	60,766	2,879,912	(56,820)	0.4
BT Group plc	2,914,621	7,287,524	(1,812,527)	12.0
Burberry Group plc	628,060	14,886,404	(1,848,558)	12.3
Centrica plc	8,333,891	9,290,337	(5,760,501)	38.2
Close Brothers Group plc	171,745	3,082,442	(221,944)	1.5
Drax Group plc	1,121,541	3,704,459	(1,737,051)	11.5
Hays plc	974,742	1,947,434	50,117	(0.3)
Inchcape plc	507,315	3,975,655	(775,672)	5.1
Indivior plc	3,034,818	1,646,249	(2,465,273)	16.4
J Sainsbury plc	918,069	2,281,399	(488,211)	3.2
Man Group PLC/Jersey	2,761,229	5,459,461	(691,693)	4.6
Meggitt plc	628,365	4,186,429	(154,478)	1.0
Moneysupermarket.com Group plc	1,017,587	5,330,687	1,460,499	(9.7)
National Grid plc	224,020	2,382,424	(24,196)	0.2
Persimmon plc	140,083	3,558,803	(398,533)	2.6
Reckitt Benckiser Group plc	30,700	2,423,910	8,070	(0.1)
Royal Mail plc	876,056	2,360,346	(812,712)	5.4
Tate & Lyle plc	722,231	6,770,561	78,279	(0.5)
Vodafone Group plc	2,348,806	3,849,842	(293,137)	1.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United Kingdom (continued)
WH Smith plc	68,695	$1,720,718	$(68,851)	0.5%
William Hill plc	1,717,057	3,371,551	(2,565,057)	17.0

Short Positions

Common Stock
Germany
TUI AG	(413,771)	(4,062,649)	145,998	(1.0)

United Arab Emirates
NMC Health plc	(545,505)	(16,690,123)	3,654,509	(24.3)

United Kingdom
Admiral Group plc	(85,735)	(2,404,104)	(51,973)	0.3
ASOS plc	(207,631)	(6,738,849)	2,184,186	(14.5)
Beazley plc	(278,667)	(1,953,298)	(19,682)	0.1
GVC Holdings plc	(698,707)	(5,791,878)	(220,920)	1.5
Hargreaves Lansdown plc	(389,541)	(9,517,743)	(1,373,574)	9.1
HSBC Holdings plc	(748,282)	(6,245,361)	(60,710)	0.4
Informa plc	(347,822)	(3,688,603)	(577,040)	3.8
John Wood Group plc	(1,711,472)	(9,854,612)	3,228,434	(21.4)
Just Eat plc	(270,242)	(2,143,211)	335,787	(2.2)
Melrose Industries plc	(4,220,947)	(9,702,952)	(916,494)	6.1
Merlin Entertainments plc	(1,108,468)	(6,336,179)	(1,290,514)	8.6
Micro Focus International plc	(708,415)	(18,631,313)	(4,733,865)	31.4
Ocado Group plc	(336,331)	(4,985,765)	(922,561)	6.1
St James’s Place plc	(544,497)	(7,602,501)	(362,525)	2.4
Weir Group plc (The)	(314,605)	(6,190,280)	1,254,364	(8.3)
Whitbread plc	(89,850)	(5,286,568)	328,531	(2.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (-0.45% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 01/19/2022	$58,667,857	$(1,664,177)	$(425,018)	$(2,089,195)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Hong Kong
Chow Tai Fook Jewellery Group Ltd.	1,721,800	$1,873,155	$69,543	(3.3)%
CK Asset Holdings Ltd.	321,500	2,518,656	(72,472)	3.5
CK Hutchison Holdings Ltd.	28,500	281,117	(22,616)	1.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Hong Kong (continued)
CLP Holdings Ltd.	29,500	$325,084	$(31,963)	1.5%
Hang Lung Properties Ltd.	453,000	1,077,693	186,583	(8.9)
Henderson Land Development Co. Ltd.	146,960	810,238	188,205	(9.0)
Hysan Development Co. Ltd.	187,000	966,258	(49,562)	2.4
Kerry Properties Ltd.	1,071,500	4,500,855	809,226	(38.7)
Li & Fung Ltd.	12,728,000	2,220,706	(829,075)	39.7
Melco International Development Ltd.	2,184,000	4,832,702	(1,612,213)	77.2
New World Development Co. Ltd.	237,000	370,708	(12,715)	0.6
Sino Land Co. Ltd.	544,000	912,330	(3,105)	0.1
Swire Properties Ltd.	465,400	1,881,481	197,949	(9.5)
WH Group Ltd.	2,297,000	2,330,061	14,888	(0.7)
Wharf Holdings Ltd. (The)	113,000	299,489	(56,806)	2.7
Wheelock & Co. Ltd.	307,000	2,204,446	322,950	(15.5)
Yue Yuen Industrial Holdings Ltd.	867,000	2,378,027	21,954	(1.1)

Macau
Wynn Macau Ltd.	115,600	258,788	(14,551)	0.7

Short Positions

Common Stock
China
Minth Group Ltd.	(290,000)	(782,117)	267,397	(12.8)

Hong Kong
AIA Group Ltd.	(557,600)	(6,021,468)	(1,363,670)	65.3
ASM Pacific Technology Ltd.	(676,800)	(6,938,827)	2,129,318	(101.9)
Haitong International Securities Group Ltd.	(791,000)	(258,531)	(10,944)	0.5
Hang Seng Bank Ltd.	(13,600)	(338,511)	(17,069)	0.8
Hong Kong & China Gas Co. Ltd.	(267,300)	(592,579)	(27,527)	1.3
MTR Corp. Ltd.	(1,534,876)	(10,338,686)	(1,962,408)	93.9
Wharf Real Estate Investment Co. Ltd.	(84,000)	(591,983)	(2,359)	0.1

Macau
Galaxy Entertainment Group Ltd.	(61,000)	(410,347)	(19,968)	1.0
MGM China Holdings Ltd.	(862,800)	(1,465,727)	118,934	(5.7)
Sands China Ltd.	(123,600)	(590,446)	(7,544)	0.4

United States
Samsonite International SA	(129,000)	(296,841)	125,443	(6.0)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.53% to 0.03%), which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/20/2021	$874,708,844	$(48,097,228)	$(2,751,020)	$(50,848,248)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Japan
Alfresa Holdings Corp.	322,700	$7,980,728	$527,193	(1.0)%
Astellas Pharma, Inc.	731,600	10,425,861	(571,066)	1.1
Bandai Namco Holdings, Inc.	185,800	9,015,880	1,892,160	(3.7)
Fujitsu Ltd.	83,900	5,863,459	(432,615)	0.9
Haseko Corp.	966,100	9,801,751	(2,756,631)	5.4
Hitachi Ltd.	182,100	6,699,953	15,552	(0.0)
Itochu Techno-Solutions Corp.	326,700	8,398,892	2,749,709	(5.4)
Japan Airlines Co. Ltd.	707,400	22,577,192	(4,566,678)	9.0
JFE Holdings, Inc.	436,100	6,421,492	(3,447,996)	6.8
Kajima Corp.	793,000	10,907,291	(3,439,592)	6.8
Matsumotokiyoshi Holdings Co. Ltd.	201,800	5,927,445	(974,730)	1.9
Medipal Holdings Corp.	313,100	6,925,313	888,943	(1.7)
Nippon Express Co. Ltd.	123,400	6,577,218	(205,211)	0.4
Nippon Telegraph & Telephone Corp.	244,600	11,395,842	785,918	(1.5)
Obayashi Corp.	1,133,900	11,201,463	(2,755,390)	5.4
Otsuka Corp.	182,100	7,343,556	15,599	(0.0)
Shionogi & Co. Ltd.	104,100	6,015,194	(241,615)	0.5
Sojitz Corp.	2,273,800	7,317,498	(798,590)	1.6
Sony Corp.	161,500	8,486,821	981,245	(1.9)
Sumitomo Dainippon Pharma Co. Ltd.	308,400	5,871,207	(2,044,804)	4.0
Taiheiyo Cement Corp.	394,600	11,980,331	(2,189,094)	4.3
Taisei Corp.	248,800	9,062,923	(4,080,544)	8.0
Tosoh Corp.	582,600	8,217,536	(4,378,144)	8.6

Short Positions

Common Stock
Japan
Asahi Intecc Co. Ltd.	(271,200)	(6,703,825)	(464,633)	0.9
Asics Corp.	(565,700)	(6,143,582)	2,878,131	(5.7)
Calbee, Inc.	(214,600)	(5,795,899)	2,079,858	(4.1)
Daifuku Co. Ltd.	(135,300)	(7,642,180)	(1,151,318)	2.3
Daiichi Sankyo Co. Ltd.	(133,100)	(6,980,498)	(2,097,697)	4.1
FamilyMart UNY Holdings Co. Ltd.	(399,100)	(9,528,329)	2,025,251	(4.0)
Fast Retailing Co. Ltd.	(13,900)	(8,413,650)	(1,814,018)	3.6
Kansai Paint Co. Ltd.	(343,200)	(7,212,722)	1,004,994	(2.0)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Keikyu Corp.	(365,300)	$(6,298,802)	$995,635	(2.0	) %
Keio Corp.	(117,700)	(7,756,821)	(2,529,260)	5.0
Kikkoman Corp.	(165,800)	(7,229,926)	(1,000,674)	2.0
Kintetsu Group Holdings Co. Ltd.	(141,800)	(6,798,230)	(1,192,115)	2.3
M3, Inc.	(521,500)	(9,569,974)	260,417	(0.5)
Marui Group Co. Ltd.	(642,900)	(13,110,747)	(2,366,150)	4.7
MISUMI Group, Inc.	(261,300)	(6,586,550)	(299,272)	0.6
Nidec Corp.	(51,500)	(7,072,752)	(73,461)	0.1
Nippon Paint Holdings Co. Ltd.	(319,800)	(12,450,033)	(1,441,060)	2.8
Nitori Holdings Co. Ltd.	(48,600)	(6,449,329)	27,925	(0.1)
Odakyu Electric Railway Co. Ltd.	(379,400)	(9,297,397)	(1,379,434)	2.7
Ricoh Co. Ltd.	(1,487,300)	(14,879,234)	(278,306)	0.5
Shimano, Inc.	(78,600)	(11,712,216)	(688,248)	1.4
Sony Financial Holdings, Inc.	(278,700)	(6,706,973)	(1,741,464)	3.4
Sumitomo Metal Mining Co. Ltd.	(229,800)	(6,888,614)	(496,544)	1.0
Suzuki Motor Corp.	(146,300)	(6,882,850)	1,223,902	(2.4)
Terumo Corp.	(324,500)	(9,693,937)	(430,072)	0.8
Toyota Industries Corp.	(114,600)	(6,320,496)	71,550	(0.1)
Yaskawa Electric Corp.	(382,400)	(13,076,931)	972,876	(1.9)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.43% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 07/09/2019 - 06/13/2024	$238,053,425	$(3,332,635)	$(229,423)	$(3,562,058)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
France
Arkema SA	13,714	$1,274,914	$(202,320)	5.7%
Atos SE	69,480	5,804,848	(578,759)	16.2
AXA SA	257,800	6,770,271	456,206	(12.8)
Bouygues SA	10,400	385,143	23,779	(0.7)
Bureau Veritas SA	29,770	734,808	46,546	(1.3)
Capgemini SE	46,973	5,840,300	283,876	(8.0)
Carrefour SA	144,162	2,782,424	19,026	(0.5)
Cie de Saint-Gobain	65,989	2,576,856	57,728	(1.6)
CNP Assurances	108,316	2,458,597	(75,255)	2.1
Danone SA	5,259	445,291	12,091	(0.3)
Dassault Aviation SA	796	1,144,433	11,877	(0.3)
Dassault Systemes SE	22,775	3,632,733	180,367	(5.1)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
Electricite de France SA	27,130	$342,051	$(32,952)	0.9%
Engie SA	1,395,990	21,168,089	(836,848)	23.5
Eutelsat Communications SA	331,500	6,191,125	(438,742)	12.3
Ipsen SA	8,843	1,206,147	121,493	(3.4)
Kering SA	4,920	2,903,897	11,355	(0.3)
L’Oreal SA	2,700	767,686	12,552	(0.4)
Peugeot SA	653,133	16,075,212	188,780	(5.3)
Sanofi	61,733	5,335,108	125,840	(3.5)
Schneider Electric SE	18,916	1,711,574	50,967	(1.4)
SCOR SE	9,488	415,943	15,200	(0.4)
Societe BIC SA	10,582	806,085	(105,392)	3.0
Teleperformance	20,853	4,176,140	453,051	(12.7)
Thales SA	38,955	4,811,803	192,872	(5.4)
TOTAL SA	216,963	12,170,274	(690,138)	19.4
Veolia Environnement SA	47,366	1,153,381	99,566	(2.8)

Luxembourg
SES SA	509,197	7,951,849	(2,791,277)	78.4

Short Positions

Common Stock
France
Accor SA	(109,653)	(4,706,578)	777,361	(21.8)
Air France-KLM	(48,796)	(468,835)	1,697	(0.0)
Altran Technologies SA	(516,971)	(8,204,212)	(3,769,349)	105.8
Bollore SA	(754,518)	(3,329,251)	347,354	(9.8)
Cie Generale des Etablissements Michelin SCA	(11,616)	(1,468,744)	(95,043)	2.7
Cie Plastic Omnium SA	(43,513)	(1,131,588)	12,602	(0.4)
Elior Group SA	(154,790)	(2,128,959)	5,008	(0.1)
EssilorLuxottica SA	(39,768)	(5,182,642)	(401,729)	11.3
Faurecia SA	(13,884)	(643,966)	(71,310)	2.0
Iliad SA	(110,053)	(12,358,669)	5,173,096	(145.2)
Ingenico Group SA	(140,785)	(12,459,664)	(1,825,134)	51.2
JCDecaux SA	(108,100)	(3,273,396)	178,108	(5.0)
Orpea	(72,170)	(8,705,291)	(414,361)	11.6
Remy Cointreau SA	(47,304)	(6,818,560)	(696,933)	19.6
Renault SA	(47,116)	(2,962,055)	(12,476)	0.4
SEB SA	(12,814)	(2,305,268)	(282,876)	7.9
Suez	(101,280)	(1,461,412)	(92,049)	2.6
Ubisoft Entertainment SA	(34,418)	(2,691,783)	10,299	(0.3)
Valeo SA	(629,840)	(20,505,035)	955,587	(26.8)
Vivendi SA	(269,400)	(7,393,059)	(705,281)	19.8
Worldline SA	(4,276)	(310,670)	(25,215)	0.7

Luxembourg
Eurofins Scientific SE	(18,079)	(7,977,563)	1,011,443	(28.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.14% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	57-61 months maturity ranging from 04/19/2023 - 06/27/2024	$1,530,871,502	$(11,248,677)	$(15,408,266)	$(26,656,943)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Aflac, Inc.	158,585	$8,692,044	$1,508,930	(5.7)%
Allstate Corp. (The)	143,970	14,640,309	655,757	(2.5)
Alphabet, Inc.	6,871	7,439,919	(225,669)	0.8
Amazon.com, Inc.	5,448	10,316,496	373,702	(1.4)
Amdocs Ltd.	155,030	9,625,813	(649,290)	2.4
Applied Materials, Inc.	174,612	7,841,825	736,060	(2.8)
Assured Guaranty Ltd.	315,451	13,274,178	1,360,071	(5.1)
Cadence Design Systems, Inc.	116,379	8,240,797	3,251,590	(12.2)
Colgate-Palmolive Co.	111,270	7,974,721	601,386	(2.3)
eBay, Inc.	228,200	9,013,900	1,790,535	(6.7)
Exelon Corp.	356,250	17,078,625	832,545	(3.1)
Fidelity National Financial, Inc.	212,479	8,562,904	396,779	(1.5)
International Business Machines Corp.	52,822	7,284,154	(50,865)	0.2
Intuit, Inc.	37,077	9,689,332	1,217,608	(4.6)
Kimberly-Clark Corp.	87,687	11,686,923	1,359,020	(5.1)
MetLife, Inc.	172,498	8,567,976	742,061	(2.8)
Microsoft Corp.	68,660	9,197,694	1,311,733	(4.9)
PepsiCo, Inc.	56,951	7,467,985	918,416	(3.4)
Procter & Gamble Co. (The)	117,930	12,931,024	1,059,870	(4.0)
Public Service Enterprise Group, Inc.	139,068	8,179,980	363,718	(1.4)
Reinsurance Group of America, Inc.	69,014	10,768,254	204,281	(0.8)
Synchrony Financial	265,978	9,221,457	1,890,454	(7.1)
Tyson Foods, Inc.	108,624	8,770,302	2,005,938	(7.5)
Wells Fargo & Co.	158,527	7,501,498	(234,921)	0.9

Short Positions

Common Stock
United States
Albemarle Corp.	(110,707)	(7,794,880)	2,960,091	(11.1)
Aptiv plc	(158,751)	(12,831,843)	39,254	(0.1)
Colony Capital, Inc.	(1,991,199)	(9,955,995)	1,765,981	(6.6)
Conagra Brands, Inc.	(373,030)	(9,892,756)	(1,421,953)	5.3
Dunkin’ Brands Group, Inc.	(96,757)	(7,707,663)	(1,844,798)	6.9
First Republic Bank	(121,191)	(11,834,301)	365,282	(1.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Global Payments, Inc.	(64,257)	$(10,289,473)	$(2,822,605)	10.6%
International Flavors & Fragrances, Inc.	(85,683)	(12,431,746)	(1,575,810)	5.9
Kemper Corp.	(125,896)	(10,863,566)	(1,297,248)	4.9
Macquarie Infrastructure Corp.	(291,872)	(11,832,491)	15,136	(0.1)
Martin Marietta Materials, Inc.	(34,889)	(8,028,308)	(1,471,905)	5.5
Marvell Technology Group Ltd.	(317,141)	(7,570,156)	(2,671,595)	10.0
McCormick & Co., Inc. (Non-Voting)	(51,531)	(7,987,820)	(1,969,978)	7.4
Microchip Technology, Inc.	(84,299)	(7,308,723)	(1,196,055)	4.5
New York Community Bancorp, Inc.	(1,288,005)	(12,854,290)	1,054,359	(4.0)
NiSource, Inc.	(328,409)	(9,458,179)	(655,079)	2.5
Pinnacle Financial Partners, Inc.	(170,997)	(9,828,908)	198,368	(0.7)
Post Holdings, Inc.	(88,233)	(9,173,585)	(2,088,475)	7.8
Sempra Energy	(127,125)	(17,472,060)	(2,914,805)	10.9
Sotheby’s	(131,615)	(7,650,780)	(509,350)	1.9
Southwest Gas Holdings, Inc.	(83,646)	(7,496,355)	(1,442,254)	5.4
Sterling Bancorp	(709,913)	(15,106,949)	780,342	(2.9)
Stifel Financial Corp.	(162,578)	(9,601,857)	(35,049)	0.1
Tesla, Inc.	(52,608)	(11,755,784)	2,432,091	(9.1)
United Bankshares, Inc.	(266,638)	(9,889,603)	(734,682)	2.8
VEREIT, Inc.	(1,616,267)	(14,562,566)	(3,413,231)	12.8

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Swiss Average Rate Overnight (“SARON”) plus or minus a specified spread (-1.88% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	11-27 months maturity 05/12/2020	$103,099,433	$(1,407,337)	$185,342	$(1,221,995)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Switzerland
Adecco Group AG (Registered)	155,865	$9,367,079	$(1,177,674)	96.4%
GAM Holding AG	10,369	47,991	9,077	(0.7)
Georg Fischer AG (Registered)	1,614	1,543,958	(537,318)	44.0
Helvetia Holding AG (Registered)	14,060	1,764,947	81,643	(6.7)
Nestle SA (Registered)	52,890	5,475,291	241,169	(19.7)
Novartis AG (Registered)	89,568	8,176,822	592,490	(48.5)
Roche Holding AG	56,446	15,871,930	234,457	(19.2)
Sonova Holding AG (Registered)	26,462	6,022,714	896,640	(73.4)
Swiss Life Holding AG (Registered)	7,760	3,847,301	1,006,434	(82.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
Austria
ams AG	(129,584)	$(5,073,507)	$690,993	(56.5	) %

Switzerland
Chocoladefabriken Lindt & Spruengli AG	(773)	(5,627,318)	(1,144,819)	93.7
Cie Financiere Richemont SA (Registered)	(58,573)	(4,977,332)	(515,824)	42.2
Credit Suisse Group AG (Registered)	(216,776)	(2,594,630)	711,559	(58.2)
DKSH Holding AG	(5,029)	(294,677)	19,709	(1.6)
dormakaba Holding AG	(525)	(380,766)	(29,777)	2.4
Dufry AG (Registered)	(3,003)	(254,483)	(10,690)	0.9
EMS-Chemie Holding AG (Registered)	(657)	(426,491)	(53,240)	4.4
Givaudan SA (Registered)	(411)	(1,160,882)	(125,662)	10.3
Idorsia Ltd.	(90,903)	(2,080,148)	(448,586)	36.7
Julius Baer Group Ltd.	(85,454)	(3,807,325)	(249,039)	20.4
Lonza Group AG (Registered)	(21,998)	(7,426,368)	(450,926)	36.9
Sika AG (Registered)	(7,227)	(1,234,680)	(155,671)	12.7
Straumann Holding AG (Registered)	(365)	(322,543)	(37,759)	3.1
Sunrise Communications Group AG	(10,607)	(792,218)	29,023	(2.4)
Swatch Group AG (The)	(2,973)	(852,249)	(37,827)	3.1
Swisscom AG (Registered)	(6,592)	(3,311,097)	(269,484)	22.1
Vifor Pharma AG	(71,709)	(10,364,686)	(676,235)	55.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Offered Rate (“CIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	9-24 months maturity 02/12/2020	$99,045,969	$1,159,816	$115,579	$1,275,395

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Denmark
Carlsberg A/S	48,921	$6,491,684	$1,062,049	83.3%
GN Store Nord A/S	269,366	12,592,189	3,721,659	291.8
H Lundbeck A/S	219,875	8,709,080	(1,370,417)	(107.5)
Novo Nordisk A/S	168,446	8,603,751	265,009	20.8
Orsted A/S	96,688	8,364,383	2,463,429	193.2
Pandora A/S	245,617	8,738,892	(2,893,509)	(226.9)
Rockwool International A/S	12,175	3,114,787	(965)	(0.1)
Vestas Wind Systems A/S	5,378	465,916	(18,853)	(1.5)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
Denmark
AP Moller - Maersk A/S	(11,468)	$(14,269,827)	$(138,017)	(10.8	) %
Chr Hansen Holding A/S	(26,618)	(2,504,890)	119,235	9.3
Dfds A/S	(42,093)	(1,787,721)	73,431	5.8
Drilling Co. of 1972 A/S (The)	(17,425)	(1,353,831)	173,741	13.6
DSV A/S	(14,230)	(1,401,228)	(99,872)	(7.8)
FLSmidth & Co. A/S	(7,645)	(346,409)	11,621	0.9
Genmab A/S	(103,706)	(19,086,115)	(2,115,884)	(165.9)
ISS A/S	(8,398)	(253,895)	(365)	(0.0)
Novozymes A/S	(11,386)	(530,893)	(12,924)	(1.0)
Tryg A/S	(13,229)	(430,478)	(79,552)	(6.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-5.25% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	6-24 months maturity 12/17/2019	$502,718,928	$(1,008,605)	$(316,187)	$(1,324,792)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Belgium
Ageas	290,722	$15,129,272	$1,239,727	(93.6)%
UCB SA	134,119	11,130,484	849,045	(64.1)

Finland
Neste OYJ	615,336	20,919,856	6,765,120	(510.7)
UPM-Kymmene OYJ	184,890	4,919,375	(1,300,716)	98.2

Germany
adidas AG	25,760	7,969,373	1,540,997	(116.3)
Allianz SE (Registered)	53,665	12,942,723	1,151,067	(86.9)
Covestro AG	188,652	9,604,193	(7,350,518)	554.8
Deutsche Lufthansa AG (Registered)	590,476	10,124,195	(7,645,921)	577.1
E.ON SE	1,205,950	13,084,699	(9,119)	0.7
HOCHTIEF AG	30,094	3,664,818	(556,144)	42.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,957	4,501,058	75,473	(5.7)
Rheinmetall AG	75,690	9,276,647	(73,771)	5.6
Salzgitter AG	133,632	3,829,380	(3,038,343)	229.3
SAP SE	74,887	10,266,396	1,629,666	(123.0)
Software AG	143,143	4,919,380	(1,995,379)	150.6

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Netherlands
ASM International NV	59,886	$3,886,753	$(19,016)	1.4%
ASR Nederland NV	223,134	9,066,241	417,624	(31.5)
Koninklijke Ahold Delhaize NV	911,705	20,467,498	360,573	(27.2)
Koninklijke Philips NV	96,036	4,175,256	266,709	(20.1)
NN Group NV	104,433	4,198,092	(137,696)	10.4
Signify NV	324,134	9,563,632	(2,307,454)	174.2

Spain
Endesa SA	784,660	20,181,899	4,614,564	(348.3)
Iberdrola SA	918,738	9,147,120	1,399,712	(105.7)
Mapfre SA	2,180,064	6,375,224	(428,589)	32.4
Red Electrica Corp. SA	217,838	4,537,155	(301,606)	22.8

United Kingdom
Dialog Semiconductor plc	111,725	4,495,744	744,354	(56.2)

Short Positions

Common Stock
Belgium
Anheuser-Busch InBev SA/NV	(166,116)	(14,699,664)	244,553	(18.5)
Umicore SA	(223,894)	(7,185,121)	2,444,661	(184.5)

Finland
Huhtamaki OYJ	(137,750)	(5,665,225)	(569,004)	43.0
Outokumpu OYJ	(1,628,730)	(5,568,543)	1,736,715	(131.1)

Germany
Bayerische Motoren Werke AG	(70,201)	(5,189,080)	(105,130)	7.9
Continental AG	(26,338)	(3,835,313)	33,457	(2.5)
Daimler AG (Registered)	(159,712)	(8,907,427)	101,627	(7.7)
Delivery Hero SE	(152,075)	(6,903,040)	(883,183)	66.7
Deutsche Bank AG (Registered)	(1,720,637)	(13,267,943)	5,010,906	(378.2)
GEA Group AG	(221,769)	(6,293,941)	2,844,558	(214.7)
OSRAM Licht AG	(182,455)	(6,027,068)	1,367,060	(103.2)
RWE AG	(220,663)	(5,444,990)	170,226	(12.8)
thyssenkrupp AG	(945,417)	(13,803,796)	176,042	(13.3)
United Internet AG (Registered)	(221,474)	(7,296,708)	1,103,151	(83.3)
Zalando SE	(226,075)	(10,009,846)	(565,092)	42.7

Netherlands
ASML Holding NV	(23,374)	(4,863,893)	(317,506)	24.0
Boskalis Westminster	(183,574)	(4,234,937)	726,076	(54.8)
OCI NV	(176,701)	(4,851,824)	(1,055,438)	79.7
SBM Offshore NV	(386,198)	(7,455,361)	(1,383,788)	104.5

Spain
Bankia SA	(3,359,277)	(7,934,600)	6,171,968	(465.9)
Cellnex Telecom SA	(476,834)	(17,639,744)	(5,793,691)	437.3
Ferrovial SA	(412,112)	(10,549,497)	(2,408,537)	181.8
Grifols SA	(485,959)	(14,381,228)	(1,446,231)	109.2

United States
QIAGEN NV	(248,388)	(10,107,347)	(2,426,390)	183.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Norway Interbank Offered Rate (“NIBOR”) plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	9-24 months maturity 02/12/2020	$45,947,737	$(4,935,422)	$(138,776)	$(5,074,198)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Norway
Equinor ASA	599,709	$11,896,656	$(2,632,175)	51.9%
Leroy Seafood Group ASA	640,673	4,244,405	462,228	(9.1)
Salmar ASA	148,669	6,471,970	222,464	(4.4)
Telenor ASA	11,244	238,892	(6,092)	0.1

Short Positions

Common Stock
France
Adevinta ASA	(102,555)	(1,139,707)	(419,765)	8.3

Norway
Gjensidige Forsikring ASA	(125,450)	(2,528,461)	(355,573)	7.0
Norsk Hydro ASA	(109,104)	(390,782)	18,486	(0.4)
Schibsted ASA	(150,646)	(4,161,113)	(795,640)	15.7
Yara International ASA	(193,585)	(9,404,505)	(1,605,447)	31.6

United Kingdom
Subsea 7 SA	(452,487)	(5,471,246)	176,092	(3.5)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-1.50% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	9-24 months maturity 02/12/2020	$84,588,481	$(6,315,078)	$(1,043,728)	$(7,358,806)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Malta
Kindred Group plc	540,495	$4,588,481	$(2,007,747)	27.3%

Sweden
Boliden AB	221,060	5,664,426	(896,076)	12.2
Electrolux AB	275,350	7,058,194	416,741	(5.7)
Essity AB	163,585	5,032,433	1,009,298	(13.7)
Fingerprint Cards AB	713,245	1,264,451	12,437	(0.2)
Modern Times Group MTG AB	22,784	255,469	(34,627)	0.5
Sandvik AB	111,536	2,049,592	266,819	(3.6)
Securitas AB	72,182	1,266,976	147,579	(2.0)
Skanska AB	34,094	616,043	21,118	(0.3)
Swedish Match AB	138,403	5,851,439	(289,607)	3.9
Swedish Orphan Biovitrum AB	433,324	8,362,331	(1,678,338)	22.8
Telia Co. AB	89,881	398,471	12,331	(0.2)
Volvo AB	180,442	2,867,165	36,291	(0.5)

Short Positions

Common Stock
Colombia
Millicom International Cellular SA	(68,178)	(3,837,843)	269,646	(3.7)

Finland
Nordea Bank Abp	(198,180)	(1,439,023)	275,501	(3.7)

Sweden
BillerudKorsnas AB	(143,369)	(1,910,252)	(33,820)	0.5
Getinge AB	(287,316)	(4,530,787)	(1,524,284)	20.7
Hexpol AB	(95,228)	(776,832)	(1,603)	0.0
Husqvarna AB	(449,329)	(4,207,767)	(402,575)	5.5
Saab AB	(52,369)	(1,705,606)	(12,502)	0.2
Svenska Cellulosa AB SCA	(138,680)	(1,206,420)	(11,095)	0.2
Svenska Handelsbanken AB	(841,921)	(8,308,661)	936,481	(12.7)
Swedbank AB	(25,202)	(379,400)	10,305	(0.1)
Tele2 AB	(363,284)	(5,305,834)	(353,368)	4.8
Telefonaktiebolaget LM Ericsson	(601,006)	(5,704,585)	(2,483,983)	33.8

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$5,795,392	$5,795,392
U.S. Treasury Bills	—	28,026,173	28,026,173

CITI
Cash	(1,220,000)	—	(1,220,000)
Investment Companies	2,796,229	—	2,796,229

DTBK
Cash	140,685,113	—	140,685,113

GSIN
U.S. Treasury Bills	168,718,021	—	168,718,021

JPMC
Investment Companies	18,394,213	—	18,394,213

MSIP
U.S. Treasury Bills	68,402,557	—	68,402,557

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 120.7%
COMMON STOCKS - 53.4%

Argentina - 0.0% (a)
MercadoLibre, Inc. *	24	$14,682

Australia - 2.0%
BHP Group Ltd. (2)	7,430	215,979
BHP Group plc (2)	19,575	500,618
BlueScope Steel Ltd. (2)	39,048	332,023
CIMIC Group Ltd. (2)	964	30,313
Iluka Resources Ltd. (2)	26,192	198,866
Lendlease Group (2)	5,246	47,938
Newcrest Mining Ltd. (2)	1,370	30,779
Origin Energy Ltd. (2)	25,941	133,391
Qantas Airways Ltd. (2)	123,577	468,961
Rio Tinto plc (2)	5,798	358,856
Santos Ltd. (2)	100,478	501,641
South32 Ltd. (2)	152,427	341,687
Telstra Corp. Ltd. (2)	34,086	92,172
Woodside Petroleum Ltd. (2)	17,523	449,440

		3,702,664

Canada - 1.5%
Alimentation Couche-Tard, Inc., Class B	1,520	95,654
Canadian National Railway Co.	1,197	110,783
Canadian Pacific Railway Ltd.	445	104,808
Canopy Growth Corp. *	6,751	272,556
CGI, Inc. *	3,083	237,025
CI Financial Corp.	1,019	16,605
Constellation Software, Inc.	84	79,170
Cronos Group, Inc. *	3,483	55,880
Empire Co. Ltd., Class A	8,529	214,796
Husky Energy, Inc.	24,388	231,114
iA Financial Corp., Inc.	969	39,469
Magna International, Inc.	13,599	676,652
Manulife Financial Corp.	5,894	107,119
Methanex Corp.	435	19,748
Open Text Corp.	2,789	115,091
Quebecor, Inc., Class B	1,423	33,892
Seven Generations Energy Ltd., Class A *	5,468	26,807
Shopify, Inc., Class A *	186	55,902
Teck Resources Ltd., Class B	874	20,169
Thomson Reuters Corp.	743	47,931
West Fraser Timber Co. Ltd.	5,593	254,975

		2,816,146

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd. (2)	647,000	733,031

Denmark - 0.7%
Novo Nordisk A/S, Class B (2)	6,467	330,316
Orsted A/S (2)(b)	538	46,542
Pandora A/S (2)(c)	22,352	795,269
Rockwool International A/S, Class B (2)	160	40,934

		1,213,061

Finland - 0.3%
Kone OYJ, Class B (2)	691	40,806

INVESTMENTS	SHARES	VALUE
Finland - 0.3% (continued)
Stora Enso OYJ, Class R (2)	8,274	$97,366
UPM-Kymmene OYJ (2)	12,474	331,896

		470,068

France - 2.0%
Atos SE (2)	4,223	352,819
AXA SA (2)(c)	31,852	836,488
BNP Paribas SA (2)	2,909	137,902
CNP Assurances (2)	2,919	66,257
Electricite de France SA (2)	48,458	610,952
Engie SA (2)	42,910	650,666
Peugeot SA (2)	13,327	328,010
Sanofi (2)	1,933	167,054
TOTAL SA (2)	7,680	430,800
Worldline SA (2)*(b)	105	7,629

		3,588,577

Germany - 2.3%
adidas AG (2)	602	186,241
Allianz SE (Registered) (2)(c)	5,846	1,409,916
Carl Zeiss Meditec AG (2)	892	87,978
CECONOMY AG (2)*(d)	17,840	109,064
Covestro AG (2)(b)	1,920	97,746
Deutsche Lufthansa AG (Registered) (2)	12,956	222,141
E.ON SE (2)(c)	135,751	1,472,915
KION Group AG (2)	842	53,249
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (2)	515	129,089
Software AG (2)	316	10,860
Wirecard AG (2)	1,882	317,712

		4,096,911

Hong Kong - 0.8%
CK Asset Holdings Ltd. (2)	70,500	552,304
Henderson Land Development Co. Ltd. (2)	8,000	44,107
Hong Kong Exchanges & Clearing Ltd. (2)	3,000	106,020
Hysan Development Co. Ltd. (2)	14,000	72,340
New World Development Co. Ltd. (2)	37,000	57,874
Swire Properties Ltd. (2)	65,600	265,202
WH Group Ltd. (2)(b)	235,000	238,382
Wharf Holdings Ltd. (The) (2)	6,000	15,902
Wheelock & Co. Ltd. (2)	15,000	107,709
Yue Yuen Industrial Holdings Ltd. (2)	8,500	23,314

		1,483,154

Italy - 0.8%
BPER Banca (2)	76,060	310,031
Enel SpA (2)	74,543	519,993
Eni SpA (2)	8,437	140,285
Italgas SpA (2)	7,081	47,591
Leonardo SpA (2)	5,470	69,395
Unipol Gruppo SpA (2)	63,013	307,046

		1,394,341

Japan - 2.9%
Alps Alpine Co. Ltd. (2)	500	8,468
Astellas Pharma, Inc. (2)	30,300	431,797

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE
Japan - 2.9% (continued)
Dai-ichi Life Holdings, Inc. (2)	9,900	$149,785
GungHo Online Entertainment, Inc. (2)	2,330	64,706
Gunma Bank Ltd. (The) (2)	12,600	44,201
Hachijuni Bank Ltd. (The) (2)	26,500	108,220
Haseko Corp. (2)	14,900	151,171
IHI Corp. (2)	1,400	33,845
Iyo Bank Ltd. (The) (2)	8,900	45,029
JFE Holdings, Inc. (2)	13,400	197,313
JXTG Holdings, Inc. (2)	5,900	29,405
Kamigumi Co. Ltd. (2)	8,600	203,938
Marubeni Corp. (2)	45,400	301,353
MINEBEA MITSUMI, Inc. (2)	4,300	73,262
Mitsubishi Gas Chemical Co., Inc. (2)	20,500	274,196
Mitsubishi UFJ Financial Group, Inc. (2)	41,100	195,758
Nikon Corp. (2)	2,500	35,549
Nippon Express Co. Ltd. (2)	1,600	85,280
Nitto Denko Corp. (2)	1,000	49,497
Persol Holdings Co. Ltd. (2)	2,600	61,298
Resona Holdings, Inc. (2)	29,600	123,479
SG Holdings Co. Ltd. (2)	900	25,591
Shinsei Bank Ltd. (2)	15,300	238,104
Showa Denko KK (2)	3,100	91,739
SoftBank Group Corp. (2)	6,600	317,890
Sojitz Corp. (2)	46,400	149,324
Sompo Holdings, Inc. (2)	400	15,473
Sony Corp. (2)	5,900	310,044
Sumitomo Corp. (2)	21,200	321,986
Sumitomo Dainippon Pharma Co. Ltd. (2)	12,400	236,067
Sumitomo Heavy Industries Ltd. (2)	2,100	72,551
Sumitomo Mitsui Financial Group, Inc. (2)	6,100	216,219
Taiheiyo Cement Corp. (2)	2,400	72,866
Teijin Ltd. (2)	2,100	35,878
THK Co. Ltd. (2)	900	21,648
Tokyo Electric Power Co. Holdings, Inc. (2)*	26,200	136,844
Tosoh Corp. (2)	11,000	155,154
Toyota Boshoku Corp. (2)	1,900	24,982
Toyota Tsusho Corp. (2)	3,500	106,319

		5,216,229

Luxembourg - 0.0% (a)
SES SA, FDR (2)	1,034	16,147

Macau - 0.0% (a)
Wynn Macau Ltd. (2)	12,000	26,864

Malta - 0.1%
Kindred Group plc, SDR (2)	14,377	122,052

Netherlands - 1.0%
Adyen NV (2)*(b)	357	275,385
Aegon NV (2)(d)	21,193	105,275
ING Groep NV (2)	10,000	115,837
Koninklijke Ahold Delhaize NV (2)(c)	40,676	913,164
Koninklijke Philips NV (2)	352	15,304
NN Group NV (2)	4,632	186,201
Royal Dutch Shell plc, Class A (2)	1,732	56,528

INVESTMENTS	SHARES	VALUE

Netherlands - 1.0% (continued)
Royal Dutch Shell plc, Class B (2)	6,941	$227,434

		1,895,128

Norway - 0.3%
Equinor ASA (2)	16,195	321,267
Salmar ASA (2)	4,410	191,979

		513,246

Russia - 0.3%
Evraz plc (2)	57,104	483,519

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	176,000	346,120

South Africa - 0.2%
Anglo American plc (2)	9,704	277,228

Spain - 0.6%
Endesa SA (2)(d)	31,429	808,371
Iberdrola SA (2)	30,515	303,813
Red Electrica Corp. SA (2)	3,330	69,358

		1,181,542

Sweden - 0.6%
Boliden AB (2)	2,588	66,315
Fingerprint Cards AB, Class B (2)*	17,366	30,787
Getinge AB, Class B (2)	23,646	372,881
Sandvik AB (2)	6,307	115,898
SKF AB, Class B (2)	2,524	46,465
Swedish Orphan Biovitrum AB (2)*	14,511	280,035
Volvo AB, Class B (2)	8,502	135,094

		1,047,475

Switzerland - 1.0%
Adecco Group AG (Registered) (2)	696	41,828
Coca-Cola HBC AG (2)*	650	24,554
Novartis AG (Registered) (2)	358	32,682
Roche Holding AG (2)(c)	4,412	1,240,601
Sonova Holding AG (Registered) (2)	683	155,450
Zurich Insurance Group AG (2)	814	283,231

		1,778,346

United Kingdom - 1.3%
Barclays plc (2)	7,014	13,341
BT Group plc (2)	56,603	141,526
Burberry Group plc (2)	10,115	239,748
Centrica plc (2)	203,298	226,630
Dialog Semiconductor plc (2)*	1,402	56,416
Drax Group plc (2)	62,363	205,985
Indivior plc (2)*	156,184	84,723
Inmarsat plc (2)	4,382	30,352
Micro Focus International plc (2)	3,101	81,556
National Grid plc (2)	40,904	435,009
Playtech plc (2)	1,806	9,794
Provident Financial plc (2)	13,793	72,227
Standard Chartered plc (2)	7,154	64,900
Tate & Lyle plc (2)	5,610	52,591
Unilever plc (2)	2,907	180,453

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE
United Kingdom - 1.3% (continued)
Vodafone Group plc (2)	308,597	$505,810
Weir Group plc (The) (2)	1,512	29,751

		2,430,812

United States - 34.1%
3M Co. (d)	177	30,681
Abbott Laboratories (d)	2,849	239,601
AbbVie, Inc.	6,416	466,572
Accenture plc, Class A	260	48,040
Activision Blizzard, Inc. (d)	8,894	419,797
Adobe, Inc. *	1,080	318,222
Agilent Technologies, Inc.	3,315	247,531
Akamai Technologies, Inc. *	5,494	440,289
Alexion Pharmaceuticals, Inc. *	576	75,444
Align Technology, Inc. *	638	174,621
Allstate Corp. (The)	8,615	876,059
Alphabet, Inc., Class A *(c)	1,210	1,310,188
Alphabet, Inc., Class C *	568	613,957
Amazon.com, Inc. *(c)	1,260	2,385,974
AMC Networks, Inc., Class A *(d)	1,188	64,734
American Tower Corp., REIT (d)	793	162,129
Ameriprise Financial, Inc.	188	27,290
Amgen, Inc.	1,749	322,306
Apple, Inc. (c)	11,557	2,287,361
Applied Materials, Inc.	12,167	546,420
Archer-Daniels-Midland Co.	1,270	51,816
Athene Holding Ltd., Class A *	6,073	261,503
Autodesk, Inc. *	680	110,772
AutoZone, Inc. *(d)	568	624,499
Avnet, Inc.	2,998	135,719
Bank of America Corp.	6,798	197,142
Bausch Health Cos., Inc. *	8,140	205,373
Baxter International, Inc.	5,202	426,044
Berkshire Hathaway, Inc., Class B *(d)	2,640	562,769
Best Buy Co., Inc. (d)	3,792	264,416
Biogen, Inc. *(c)	6,402	1,497,236
Boeing Co. (The)	2,191	797,546
Booking Holdings, Inc. *	265	496,798
Boston Scientific Corp. *	1,122	48,224
Bristol-Myers Squibb Co. (d)	14,914	676,350
Bruker Corp.	2,172	108,491
Cadence Design Systems, Inc. *	4,596	325,443
Cardinal Health, Inc. (d)	1,561	73,523
Caterpillar, Inc.	1,957	266,720
CBS Corp. (Non-Voting), Class B	10,671	532,483
CDW Corp.	3,554	394,494
Celgene Corp. *(d)	1,808	167,132
Cerner Corp. (d)	931	68,242
Charles River Laboratories International, Inc. *	2,354	334,033
Ciena Corp. *	934	38,415
Cirrus Logic, Inc. *	1,610	70,357
Cisco Systems, Inc. (d)	16,840	921,653
Citigroup, Inc.	5,797	405,964
Cognizant Technology Solutions Corp., Class A	4,633	293,686
Colfax Corp. *(d)	1,413	39,606
Comcast Corp., Class A	14,478	612,130

INVESTMENTS	SHARES	VALUE
United States - 34.1% (continued)
CommScope Holding Co., Inc. *	9,557	$150,332
CommVault Systems, Inc. *	318	15,779
Conduent, Inc. *(d)	7,819	74,984
CoStar Group, Inc. *(d)	451	249,881
Crane Co.	261	21,778
Crown Castle International Corp., REIT (d)	1,069	139,344
Cummins, Inc.	3,041	521,045
Danaher Corp.	434	62,027
Deckers Outdoor Corp. *	2,640	464,561
Deluxe Corp. (d)	5,430	220,784
DexCom, Inc. *	358	53,643
DXC Technology Co.	6,755	372,538
eBay, Inc. (d)	12,755	503,823
Edwards Lifesciences Corp. *	2,568	474,412
Electronic Arts, Inc. *	6,027	610,294
Eli Lilly & Co.	129	14,292
EPAM Systems, Inc. *	392	67,855
Equinix, Inc., REIT	144	72,618
Exelixis, Inc. *	24,808	530,147
Exelon Corp.	10,389	498,049
F5 Networks, Inc. *	551	80,242
Facebook, Inc., Class A *(c)	7,787	1,502,891
Fair Isaac Corp. *	122	38,310
First American Financial Corp.	2,523	135,485
Foot Locker, Inc.	5,783	242,423
Fortinet, Inc. *	3,785	290,802
Gardner Denver Holdings, Inc. *	7,429	257,043
Gilead Sciences, Inc.	11,784	796,127
Globus Medical, Inc., Class A *	571	24,153
GrafTech International Ltd. (d)	14,564	167,486
H&R Block, Inc. (d)	3,939	115,413
HollyFrontier Corp.	1,856	85,896
Honeywell International, Inc.	1,026	179,129
HP, Inc. (d)	10,031	208,544
Humana, Inc.	540	143,262
Huntington Ingalls Industries, Inc.	897	201,592
IAC/InterActiveCorp *	1,514	329,340
Incyte Corp. *	2,321	197,192
Ingersoll-Rand plc	3,003	380,390
Inogen, Inc. *	3,360	224,314
Insperity, Inc.	2,771	338,450
Intel Corp.	13,333	638,251
International Business Machines Corp. (c)	9,300	1,282,470
International Paper Co. (d)	2,294	99,376
Intuit, Inc. (c)	3,427	895,578
IQVIA Holdings, Inc. *	596	95,896
ITT, Inc.	558	36,538
Johnson & Johnson	5,986	833,730
JPMorgan Chase & Co.	3,490	390,182
Kennametal, Inc.	4,467	165,234
Keysight Technologies, Inc. *	1,057	94,929
Kimberly-Clark Corp.	3,299	439,691
Kroger Co. (The)	8,529	185,165
Lam Research Corp. (d)	1,729	324,775
Las Vegas Sands Corp. (d)	4,895	289,246
Lincoln Electric Holdings, Inc.	350	28,812

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE
United States - 34.1% (continued)
Lockheed Martin Corp.	450	$163,593
Lululemon Athletica, Inc. *	1,977	356,275
LyondellBasell Industries NV, Class A (d)	3,887	334,787
Manhattan Associates, Inc. *(d)	1,426	98,865
ManpowerGroup, Inc.	1,093	105,584
Masimo Corp. *	3,369	501,375
McDermott International, Inc. *(d)	8,385	80,999
McKesson Corp.	3,475	467,005
MEDNAX, Inc. *	287	7,241
Medtronic plc (c)	13,263	1,291,684
Merck & Co., Inc. (c)	13,214	1,107,994
MetLife, Inc.	5,577	277,010
Michaels Cos., Inc. (The) *(d)	11,065	96,266
Micron Technology, Inc. *	10,839	418,277
Microsoft Corp. (c)	20,652	2,766,541
MongoDB, Inc. *(d)	302	45,931
Monster Beverage Corp. *	4,562	291,192
Morgan Stanley	1,473	64,532
MSA Safety, Inc.	1,138	119,934
Mylan NV *(d)	7,935	151,082
NuVasive, Inc. *	2,024	118,485
Okta, Inc. *	231	28,531
Oracle Corp.	16,206	923,256
O’Reilly Automotive, Inc. *	63	23,267
Oshkosh Corp.	1,576	131,580
Parker-Hannifin Corp.	347	58,993
Paycom Software, Inc. *	97	21,992
PayPal Holdings, Inc. *	76	8,699
Pfizer, Inc. (c)	27,723	1,200,960
Philip Morris International, Inc. (d)	753	59,133
Pilgrim’s Pride Corp. *	2,746	69,721
PRA Health Sciences, Inc. *(d)	1,023	101,430
Procter & Gamble Co. (The) (d)	6,723	737,177
Prologis, Inc., REIT (d)	1,608	128,801
PulteGroup, Inc.	2,217	70,102
QUALCOMM, Inc.	4,246	322,993
Ralph Lauren Corp.	281	31,919
Raytheon Co.	510	88,679
Regeneron Pharmaceuticals, Inc. *	243	76,059
Robert Half International, Inc.	6,889	392,742
S&P Global, Inc.	641	146,013
Sally Beauty Holdings, Inc. *(d)	2,350	31,349
ServiceNow, Inc. *	701	192,474
Simon Property Group, Inc., REIT	791	126,370
Skechers U.S.A., Inc., Class A *	2,876	90,565
Skyworks Solutions, Inc.	773	59,730
Spirit AeroSystems Holdings, Inc., Class A	5,592	455,021
Starbucks Corp.	312	26,155
Steel Dynamics, Inc.	1,465	44,243
Stryker Corp.	151	31,043
Symantec Corp.	5,325	115,872
Synchrony Financial	18,847	653,425
Target Corp.	1,856	160,748
Tech Data Corp. *	5,170	540,782
TEGNA, Inc.	22,322	338,178
Terex Corp.	3,810	119,634
Texas Instruments, Inc. (d)	2,039	233,996

INVESTMENTS		SHARES	VALUE
United States - 34.1% (continued)
Timken Co. (The)		763	$39,172
TJX Cos., Inc. (The)		2,869	151,713
Toll Brothers, Inc. (d)		3,874	141,866
TripAdvisor, Inc. *		3,472	160,719
Twilio, Inc., Class A *		203	27,679
Twitter, Inc. *		1,142	39,856
Tyson Foods, Inc., Class A (d)		11,180	902,673
Unum Group		4,040	135,542
Urban Outfitters, Inc. *		6,417	145,987
Valero Energy Corp.		629	53,849
Varian Medical Systems, Inc. *		403	54,860
Veeva Systems, Inc., Class A *		3,448	558,955
VeriSign, Inc. *		520	108,763
Verizon Communications, Inc.		4,274	244,174
Viacom, Inc., Class B		8,856	264,529
VMware, Inc., Class A		142	23,744
Walmart, Inc.		5,342	590,238
Walt Disney Co. (The)		4,260	594,866
Weight Watchers International, Inc. *		8,226	157,117
WellCare Health Plans, Inc. *		126	35,919
Wells Fargo & Co.		10,141	479,872
WESCO International, Inc. *		9,301	471,096
World Fuel Services Corp.		9,605	345,396
WW Grainger, Inc.		295	79,128
Xerox Corp.		7,696	272,515
Xilinx, Inc.		1,917	226,053
Zynga, Inc., Class A *		38,419	235,508

			62,170,411

TOTAL COMMON STOCKS (Cost $93,705,951)			97,017,754

		PRINCIPAL AMOUNT
FOREIGN GOVERNMENT SECURITIES - 10.3%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (2)(e)(f)(g)	EUR	3,900,996	4,671,187
0.10%, 4/15/2026 (2)(e)(f)(g)	EUR	3,585,878	4,477,570
France Government Bond OAT
0.25%, 7/25/2024 (2)(e)(f)(g)	EUR	1,477,709	1,813,887
0.10%, 3/1/2025 (2)(g)	EUR	1,350,635	1,639,944
1.85%, 7/25/2027 (2)(e)(f)(g)	EUR	671,238	954,856
0.10%, 3/1/2028 (2)(e)(f)(g)	EUR	518,610	643,135
0.70%, 7/25/2030 (2)(e)(f)(g)	EUR	314,836	422,540
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024 (2)(g)	GBP	1,662,598	2,396,475
0.13%, 3/22/2026 (2)(g)	GBP	1,114,810	1,689,950

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $18,670,245)			18,709,544

U.S. TREASURY OBLIGATIONS - 14.0%
U.S. Treasury Inflation Linked Notes
0.63%, 4/15/2023 (2)		$7,145,900	7,438,355
0.50%, 4/15/2024 (2)		5,850,000	6,001,457
0.13%, 7/15/2026 (2)		1,410,000	1,492,946

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS		PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 14.0% (continued)
0.38%, 1/15/2027 (2)		$1,300,000	$1,384,675
0.38%, 7/15/2027 (2)		1,780,000	1,876,674
0.50%, 1/15/2028 (2)		1,710,000	1,800,390
0.75%, 7/15/2028 (2)		2,650,000	2,810,741
0.88%, 1/15/2029 (2)		2,520,000	2,684,442

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,965,104)			25,489,680

SHORT-TERM INVESTMENTS - 43.0%
REPURCHASE AGREEMENTS - 1.3%
J.P. Morgan Securities LLC, 0.80%, dated 6/21/2019, due 7/17/2019, repurchase price $546,996, collateralized by Foreign Government Securities, 0.13%, due 3/22/2024 (2)	GBP	546,680	694,503
J.P. Morgan Securities LLC, 0.80%, dated 6/21/2019, due 7/17/2019, repurchase price $270,287, collateralized by Foreign Government Securities, 0.13%, due 3/22/2026 (2)	GBP	270,131	343,174
J.P. Morgan Securities LLC, 0.80%, dated 6/28/2019, due 7/17/2019, repurchase price $136,630, collateralized by Foreign Government Securities, 0.13%, due 3/22/2024 (2)	GBP	136,572	173,071
J.P. Morgan Securities LLC, 0.80%, dated 6/28/2019, due 7/17/2019, repurchase price $134,967, collateralized by Foreign Government Securities, 0.13%, due 3/22/2026 (2)	GBP	134,910	170,965
Merrill Lynch Pierce Fenner & Smith, Inc., (0.60)%, dated 6/24/2019, due 7/17/2019, repurchase price $123,972, collateralized by Foreign Government Securities, 0.70%, due 7/25/2030 (2)	EUR	124,020	140,043
Merrill Lynch Pierce Fenner & Smith, Inc., (0.60)%, dated 6/24/2019, due 7/17/2019, repurchase price $427,456, collateralized by Foreign Government Securities, 0.85%, due 7/25/2027 (2)	EUR	427,620	482,868
Merrill Lynch Pierce Fenner & Smith, Inc., (0.48)%, dated 6/24/2019, due 7/17/2019, repurchase price $226,570, collateralized by Foreign Government Securities, 0.10%, due 3/1/2028 (2)	EUR	226,640	255,922

INVESTMENTS		PRINCIPAL AMOUNT	VALUE

REPURCHASE AGREEMENTS - 1.3% (continued)
Merrill Lynch Pierce Fenner & Smith, Inc., (0.60)%, dated 7/1/2019, due 7/17/2019, repurchase price $124,417, collateralized by Foreign Government Securities, 0.70%, due 7/25/2030 (2)	EUR	124,450	$141,487

TOTAL REPURCHASE AGREEMENTS (Cost $2,402,033)			2,402,033

		SHARES
INVESTMENT COMPANIES - 21.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.26% (h)		190,239	190,239
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 2.21% (h)		760,955	760,955
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (h)(i)		5,333,108	5,333,108
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.29% (h)(i)		3	3
Limited Purpose Cash Investment Fund, 2.36% (h)		32,587,311	32,593,828
UBS Select Treasury Preferred Fund, Class I, 2.23% (h)		985,133	985,133

TOTAL INVESTMENT COMPANIES (Cost $39,852,385)			39,863,266

		PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 19.8%
U.S. Treasury Bills
2.49%, 7/18/2019 (2)(j)(k)		$1,708,000	1,706,346
2.48%, 7/25/2019 (2)(k)		60,000	59,922
2.47%, 8/1/2019 (2)(j)(k)		4,556,000	4,548,114
2.47%, 8/8/2019 (2)(k)(l)		9,672,000	9,650,955
2.35%, 10/24/2019 (2)(k)		1,529,000	1,519,286
2.35%, 10/31/2019 (2)(k)		1,529,000	1,518,520
2.36%, 11/7/2019 (2)(k)		1,529,000	1,517,700
2.36%, 11/14/2019 (2)(k)		1,529,000	1,517,130
2.37%, 11/21/2019 (2)(k)		1,529,000	1,516,489
2.35%, 11/29/2019 (2)(k)		3,346,000	3,317,019
2.28%, 12/5/2019 (2)(k)		1,020,000	1,011,048
2.16%, 12/12/2019 (2)(k)		4,411,000	4,370,082
2.15%, 12/19/2019 (2)(k)(m)		1,917,000	1,898,413
2.05%, 12/26/2019 (2)(k)		1,910,000	1,890,664

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,020,399)			36,041,688

TOTAL SHORT-TERM INVESTMENTS (Cost $78,274,817)			78,306,987

TOTAL LONG POSITIONS (Cost $215,616,117)			219,523,965

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE
SHORT POSITIONS - (12.7)%
COMMON STOCKS - (12.7)%

Australia - (0.5)%
AMP Ltd. (2)	(112,916)	$(168,435)
Challenger Ltd. (2)	(72,901)	(340,277)
SEEK Ltd. (2)	(21,088)	(313,880)
Tabcorp Holdings Ltd. (2)	(13,223)	(41,314)
WorleyParsons Ltd. (2)	(2,083)	(21,653)

		(885,559)

Canada - (0.4)%
Dollarama, Inc.	(1,399)	(49,217)
Encana Corp.	(45,051)	(231,181)
PrairieSky Royalty Ltd.	(13,132)	(184,513)
SNC-Lavalin Group, Inc.	(1,750)	(35,386)
Stars Group, Inc. (The) *	(4,381)	(74,770)
Wheaton Precious Metals Corp.	(3,855)	(93,229)

		(668,296)

Denmark - (0.1)%
AP Moller - Maersk A/S, Class B (2)	(162)	(201,579)

Finland - 0.0% (a)
Outokumpu OYJ (2)	(11,176)	(38,210)

France - (0.5)%
Altran Technologies SA (2)	(1,717)	(27,248)
Elior Group SA (2)(b)	(3,601)	(49,528)
Iliad SA (2)	(376)	(42,224)
Orpea (2)	(168)	(20,265)
Valeo SA (2)	(21,623)	(703,957)

		(843,222)

Germany - (0.9)%
Delivery Hero SE (2)*(b)	(11,872)	(538,898)
Deutsche Bank AG (Registered) (2)	(30,868)	(238,025)
thyssenkrupp AG (2)	(21,638)	(315,931)
TUI AG (2)	(2,324)	(22,818)
United Internet AG (Registered) (2)	(8,272)	(272,530)
Zalando SE (2)*(b)	(7,429)	(328,931)

		(1,717,133)

Ireland - (0.5)%
James Hardie Industries plc, CHESS (2)	(68,226)	(898,140)

Italy - (0.2)%
Pirelli & C SpA (2)(b)	(58,938)	(347,903)

Japan - 0.0% (a)
Yaskawa Electric Corp. (2)	(1,300)	(44,456)

Spain - (0.4)%
Cellnex Telecom SA (2)*(b)	(20,717)	(766,394)

Sweden - 0.0% (a)
Autoliv, Inc.	(959)	(67,619)

Switzerland - (0.1)%
Idorsia Ltd. (2)*	(7,685)	(175,857)

INVESTMENTS	SHARES	VALUE
United Arab Emirates - (0.4)%
NMC Health plc (2)	(23,886)	$(730,810)

United Kingdom - 0.0% (a)
ASOS plc (2)*	(690)	(22,395)

United States - (8.4)%
Acadia Healthcare Co., Inc. *	(11,968)	(418,281)
Adient plc	(14,839)	(360,143)
Agios Pharmaceuticals, Inc. *	(4,697)	(234,286)
Albemarle Corp.	(4,057)	(285,653)
Alnylam Pharmaceuticals, Inc. *	(748)	(54,275)
Antero Resources Corp. *	(2,694)	(14,898)
Apache Corp.	(935)	(27,087)
Aptiv plc	(1,676)	(135,471)
Baker Hughes a GE Co.	(14,211)	(350,017)
Bluebird Bio, Inc. *	(3,446)	(438,330)
Caesars Entertainment Corp. *	(9,680)	(114,418)
Callon Petroleum Co. *	(45,539)	(300,102)
Catalent, Inc. *	(4,409)	(239,012)
Centennial Resource Development, Inc., Class A *	(6,656)	(50,519)
Chemours Co. (The)	(1,132)	(27,168)
Cheniere Energy, Inc. *	(3,464)	(237,111)
CNX Resources Corp. *	(5,234)	(38,261)
Commercial Metals Co.	(13,720)	(244,902)
Conagra Brands, Inc.	(29,637)	(785,972)
Concho Resources, Inc.	(3,155)	(325,533)
Coty, Inc., Class A	(1,102)	(14,767)
Diamond Offshore Drilling, Inc. *	(2,123)	(18,831)
Dril-Quip, Inc. *	(1,800)	(86,400)
Element Solutions, Inc. *	(26,411)	(273,090)
Ensco Rowan plc, Class A	(44,825)	(382,357)
Equitrans Midstream Corp.	(8,525)	(168,028)
Extraction Oil & Gas, Inc. *	(4,335)	(18,771)
Floor & Decor Holdings, Inc., Class A *	(2,493)	(104,457)
Freeport-McMoRan, Inc.	(11,191)	(129,928)
GCI Liberty, Inc., Class A *	(1,537)	(94,464)
Granite Construction, Inc.	(7,984)	(384,669)
GrubHub, Inc. *	(380)	(29,636)
Harley-Davidson, Inc.	(671)	(24,042)
Helmerich & Payne, Inc.	(595)	(30,119)
Hess Corp.	(3,360)	(213,595)
Insulet Corp. *	(5,234)	(624,834)
International Flavors & Fragrances, Inc.	(2,188)	(317,457)
International Game Technology plc	(6,786)	(88,014)
Knight-Swift Transportation Holdings, Inc.	(4,578)	(150,342)
Kraft Heinz Co. (The)	(2,898)	(89,954)
Ligand Pharmaceuticals, Inc. *	(2,376)	(271,220)
Littelfuse, Inc.	(453)	(80,140)
Marvell Technology Group Ltd.	(7,271)	(173,559)
Matador Resources Co. *	(20,450)	(406,546)
Mattel, Inc. *	(16,542)	(185,436)
Meredith Corp.	(4,027)	(221,727)
Murphy Oil Corp.	(612)	(15,086)
Nabors Industries Ltd.	(46,197)	(133,971)
National Oilwell Varco, Inc.	(1,565)	(34,790)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

INVESTMENTS	SHARES	VALUE

United States - (8.4)% (continued)
Nektar Therapeutics *	(689)	$(24,515)
Newell Brands, Inc.	(22,265)	(343,326)
Newmont Goldcorp Corp.	(2,619)	(100,753)
Noble Energy, Inc.	(9,751)	(218,422)
Oasis Petroleum, Inc. *	(8,589)	(48,786)
ONEOK, Inc.	(288)	(19,817)
Penn National Gaming, Inc. *	(10,739)	(206,833)
Pinnacle Financial Partners, Inc.	(1,461)	(83,978)
Range Resources Corp.	(7,537)	(52,608)
Royal Gold, Inc.	(1,066)	(109,254)
Sage Therapeutics, Inc. *	(1,389)	(254,312)
Sanderson Farms, Inc.	(650)	(88,764)
Scientific Games Corp. *	(9,997)	(198,141)
Seattle Genetics, Inc. *	(452)	(31,283)
Stericycle, Inc. *	(946)	(45,172)
Sterling Bancorp	(17,788)	(378,529)
SVB Financial Group *	(96)	(21,561)
Switch, Inc., Class A	(21,288)	(278,660)
Targa Resources Corp.	(4,362)	(171,252)
Tesla, Inc. *	(3,069)	(685,798)
Thor Industries, Inc.	(466)	(27,238)
Tiffany & Co.	(1,300)	(121,732)
Transocean Ltd. *	(103,203)	(661,530)
Under Armour, Inc., Class A *	(5,417)	(137,321)
United States Steel Corp.	(1,749)	(26,777)
ViaSat, Inc. *	(3,233)	(261,291)
Virtu Financial, Inc., Class A	(7,540)	(164,221)
Visteon Corp. *	(534)	(31,282)
Wabtec Corp.	(5,064)	(363,393)
Welbilt, Inc. *	(10,204)	(170,407)
Williams Cos., Inc. (The)	(4,299)	(120,544)
WPX Energy, Inc. *	(3,501)	(40,297)
Zillow Group, Inc., Class C *	(2,974)	(137,964)

		(15,073,430)

Zambia - (0.3)%
First Quantum Minerals Ltd.	(65,015)	(617,607)

TOTAL COMMON STOCKS (Proceeds $(23,023,233))		(23,098,610)

TOTAL SHORT POSITIONS (Proceeds $(23,023,233))		(23,098,610)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 108.0% (Cost $192,592,884)		196,425,355

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0)% (n)		(14,490,548)

NET ASSETS - 100.0%		$181,934,807

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$7,540,839	4.1%
Consumer Discretionary	4,883,280	2.7
Consumer Staples	4,258,921	2.4
Energy	(1,508,375)	(0.8)
Financials	8,660,985	4.8
Foreign Government Securities	18,709,544	10.3
Health Care	14,530,053	8.0
Industrials	8,556,949	4.7
Information Technology	17,666,419	9.7
Materials	1,504,720	0.8
Real Estate	1,792,636	1.0
U.S. Treasury Obligations	25,489,680	14.0
Utilities	6,032,717	3.3
Short-Term Investments	78,306,987	43.0

Total Investments In Securities At Value	196,425,355	108.0
Liabilities in Excess of Other Assets (n)	(14,490,548)	(8.0)

Net Assets	$181,934,807	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $(1,365,970), which represents approximately (0.75)% of net assets of the fund.

(c)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $18,550,670.
(d)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $6,609,081.
(e)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2019, the value of these securities amounted to $12,983,175 or 7.14% of net assets.

(f)	Inflation protected security.
(g)	On 6/30/2019, securities valued at $18,709,544 were pledged as collateral for reverse repurchase agreements outstanding.
(h)	Represents 7-day effective yield as of June 30, 2019.
(i)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j)	All or a portion of the security pledged as collateral for futures contracts.
(k)	The rate shown was the effective yield at the date of purchase.
(l)	All or a portion of the security pledged as collateral for swap and futures contracts.
(m)	All or a portion of the security pledged as collateral for swap contracts.
(n)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

Reverse repurchase agreements at June 30, 2019:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	CURRENCY	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
GSCO	6/19/2019	(0.43)%	7/17/2019	EUR	$4,499,144
GSCO	6/19/2019	(0.43)%	7/17/2019	EUR	4,305,407
JPMS	6/19/2019	0.85%	7/17/2019	GBP	2,164,738
JPMS	6/19/2019	0.85%	7/17/2019	GBP	3,200,696
MPFS	6/19/2019	(0.45)%	7/17/2019	EUR	1,588,312
MPFS	6/19/2019	(0.38)%	7/17/2019	EUR	862,737
MPFS	6/19/2019	(0.38)%	7/17/2019	EUR	678,287
MPFS	6/19/2019	(0.38)%	7/17/2019	EUR	1,765,770
MPFS	6/19/2019	(0.38)%	7/17/2019	EUR	1,398,588

					$20,463,679

The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2019 was $51,515,385 at a net weighted average interest rate of 1.273%

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/09/2019	USD	246,263	$17,832
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/09/2019	USD	123,131	8,195
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/09/2019	USD	164,175	10,083
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	743,313	32,545
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/23/2019	USD	1,104,350	67,294
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(198,240)	3,984
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2019	HKD	2,850,500	5,194

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/15/2019	USD	(86,520)	$ 13,124
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/15/2019	USD	(288,400)	57,040
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/14/2019	USD	(60,800)	360
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	1,015,300	75,438
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/25/2019	USD	1,846,000	127,101
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	226,030	11,776
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(226,030)	3,891

								433,857

Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/02/2019	USD	24,250	(472)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/02/2019	USD	24,250	(317)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/02/2019	USD	48,500	(481)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/09/2019	USD	(41,044)	(3,114)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/23/2019	USD	(743,313)	(101,067)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/23/2019	USD	(1,104,350)	(154,487)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/08/2019	USD	198,240	(11,291)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/15/2019	USD	288,400	(89,680)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/15/2019	USD	86,520	(27,312)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/14/2019	USD	212,800	(18,051)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/14/2019	USD	91,200	(7,176)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/02/2019	USD	41,740	$ (1,761)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/02/2019	USD	1,669,600	(93,280)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/02/2019	USD	83,480	(3,855)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/25/2019	USD	(1,846,000)	(39,917)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(599,950)	(35,892)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	1,037,880	(1,918)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	09/20/2019	CHF	2,660,310	(4,699)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/23/2019	USD	448,163	(5,838)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	237,263	(3,241)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/23/2019	USD	896,325	(13,941)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/23/2019	USD	131,813	(2,005)

								(619,795)

								$(185,938)

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	29	7/2019	EUR	$1,824,556	$4,026
Hang Seng Index	3	7/2019	HKD	547,352	6,680
LME Aluminum Base Metal	3	7/2019	USD	133,476	(8,585)
LME Aluminum Base Metal	3	7/2019	USD	133,958	(4,574)
LME Aluminum Base Metal	4	7/2019	USD	178,096	(8,474)
LME Aluminum Base Metal	5	7/2019	USD	222,781	(9,041)
LME Copper Base Metal	2	7/2019	USD	299,228	(23,417)
LME Copper Base Metal	2	7/2019	USD	299,483	(22,323)
LME Copper Base Metal	7	7/2019	USD	1,048,325	(72,042)
LME Lead Base Metal	5	7/2019	USD	240,864	(1,901)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal	1	7/2019	USD	$ 75,785	$ (2,800)
LME Nickel Base Metal	1	7/2019	USD	75,730	(3,344)
LME Nickel Base Metal	2	7/2019	USD	151,773	3,381
LME Nickel Base Metal	2	7/2019	USD	151,668	(498)
LME Zinc Base Metal	2	7/2019	USD	127,675	(16,724)
LME Zinc Base Metal	3	7/2019	USD	192,150	(26,359)
LME Zinc Base Metal	4	7/2019	USD	252,664	(25,848)
Natural Gas	16	7/2019	USD	369,280	(46,914)
WTI Crude Oil	13	7/2019	USD	760,110	85,803
100 oz Gold	53	8/2019	USD	7,492,610	670,890
Brent Crude Oil	94	8/2019	USD	6,048,900	313,354
Live Cattle	3	8/2019	USD	125,220	(5,032)
LME Aluminum Base Metal	1	8/2019	USD	44,734	(894)
LME Aluminum Base Metal	2	8/2019	USD	89,813	(93)
LME Aluminum Base Metal	2	8/2019	USD	89,663	757
LME Aluminum Base Metal	5	8/2019	USD	224,069	(9,071)
LME Aluminum Base Metal	6	8/2019	USD	268,712	(3,444)
LME Aluminum Base Metal	6	8/2019	USD	268,763	(1,705)
LME Copper Base Metal	1	8/2019	USD	149,900	2,572
LME Copper Base Metal	1	8/2019	USD	149,847	2,269
LME Copper Base Metal	1	8/2019	USD	149,837	(3,116)
LME Copper Base Metal	2	8/2019	USD	299,663	(8,268)
LME Copper Base Metal	3	8/2019	USD	449,397	(16,362)
LME Lead Base Metal	1	8/2019	USD	48,200	1,389
LME Lead Base Metal	1	8/2019	USD	48,224	1,360
LME Nickel Base Metal	2	8/2019	USD	152,220	7,134
LME Nickel Base Metal	2	8/2019	USD	152,234	7,856
LME Zinc Base Metal	1	8/2019	USD	62,568	(892)
LME Zinc Base Metal	1	8/2019	USD	62,743	(3,085)
Natural Gas	20	8/2019	USD	456,400	(399)
NY Harbor ULSD	2	8/2019	USD	163,565	2,133
RBOB Gasoline	11	8/2019	USD	856,594	35,987
WTI Crude Oil	19	8/2019	USD	1,111,880	(15,937)
Australia 10 Year Bond	98	9/2019	AUD	9,883,258	74,721
Canada 10 Year Bond	41	9/2019	CAD	4,474,919	46,774
Cocoa	12	9/2019	USD	291,000	(2,430)
Coffee ’C’	2	9/2019	USD	82,088	1,945
Corn	39	9/2019	USD	828,263	(51,721)
EURO STOXX 50 Index	317	9/2019	EUR	12,493,567	190,639
Euro-Bobl	405	9/2019	EUR	61,913,044	268,756
Euro-Bund	251	9/2019	EUR	49,302,083	626,975
FTSE 100 Index	42	9/2019	GBP	3,930,470	17,754
FTSE/MIB Index	33	9/2019	EUR	3,969,320	38,364
Japan 10 Year Bond	32	9/2019	JPY	45,663,405	110,921
KC HRW Wheat	4	9/2019	USD	92,300	(1,558)
LME Aluminum Base Metal	2	9/2019	USD	90,000	(393)
LME Aluminum Base Metal	7	9/2019	USD	314,781	(405)
LME Aluminum Base Metal	7	9/2019	USD	315,000	4,275
LME Aluminum Base Metal	9	9/2019	USD	405,281	3,121
LME Aluminum Base Metal	9	9/2019	USD	404,879	4,829
LME Aluminum Base Metal	46	9/2019	USD	2,070,288	(12,186)
LME Copper Base Metal	2	9/2019	USD	299,921	8,440
LME Copper Base Metal	4	9/2019	USD	599,300	188
LME Copper Base Metal	5	9/2019	USD	749,163	6,648
LME Copper Base Metal	5	9/2019	USD	749,188	(189)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	12	9/2019	USD	$ 1,799,382	$ 52,147
LME Copper Base Metal	48	9/2019	USD	7,195,200	(568,211)
LME Lead Base Metal	1	9/2019	USD	48,296	888
LME Lead Base Metal	1	9/2019	USD	48,300	389
LME Lead Base Metal	3	9/2019	USD	144,868	1,234
LME Lead Base Metal	15	9/2019	USD	724,500	(10,771)
LME Nickel Base Metal	2	9/2019	USD	152,302	6,856
LME Nickel Base Metal	2	9/2019	USD	152,316	4,470
LME Nickel Base Metal	2	9/2019	USD	152,405	8,760
LME Nickel Base Metal	5	9/2019	USD	380,820	28,155
LME Nickel Base Metal	28	9/2019	USD	2,134,440	(91,551)
LME Zinc Base Metal	2	9/2019	USD	124,965	492
LME Zinc Base Metal	3	9/2019	USD	187,635	(399)
LME Zinc Base Metal	28	9/2019	USD	1,750,700	(223,106)
Low Sulphur Gasoil	21	9/2019	USD	1,261,050	12,717
S&P 500 E-Mini Index	70	9/2019	USD	10,304,700	167,638
S&P Midcap 400 E-Mini Index	10	9/2019	USD	1,950,000	38,940
S&P/TSX 60 Index	3	9/2019	CAD	447,955	2,200
Silver	56	9/2019	USD	4,295,480	61,599
SPI 200 Index	2	9/2019	AUD	230,237	(657)
Sugar No. 11	126	9/2019	USD	1,780,934	(11,756)
U.S. Treasury 10 Year Note	539	9/2019	USD	68,975,156	1,348,258
U.S. Treasury 5 Year Note	429	9/2019	USD	50,689,031	633,695
Wheat	38	9/2019	USD	1,001,775	(15,786)
Soybean Oil	1	12/2019	USD	17,298	(90)

					3,586,028

Short Contracts
Amsterdam Exchange Index	(15)	7/2019	EUR	(1,913,500)	(15,999)
IBEX 35 Index	(1)	7/2019	EUR	(104,306)	(958)
LME Aluminum Base Metal	(3)	7/2019	USD	(133,476)	8,379
LME Aluminum Base Metal	(3)	7/2019	USD	(133,958)	5,195
LME Aluminum Base Metal	(4)	7/2019	USD	(178,096)	8,592
LME Aluminum Base Metal	(5)	7/2019	USD	(222,781)	8,642
LME Copper Base Metal	(2)	7/2019	USD	(299,483)	22,353
LME Copper Base Metal	(2)	7/2019	USD	(299,228)	24,129
LME Copper Base Metal	(7)	7/2019	USD	(1,048,325)	69,929
LME Lead Base Metal	(5)	7/2019	USD	(240,864)	1,934
LME Nickel Base Metal	(1)	7/2019	USD	(75,730)	2,891
LME Nickel Base Metal	(1)	7/2019	USD	(75,785)	2,478
LME Nickel Base Metal	(2)	7/2019	USD	(151,668)	546
LME Nickel Base Metal	(2)	7/2019	USD	(151,773)	(3,448)
LME Zinc Base Metal	(2)	7/2019	USD	(127,675)	17,219
LME Zinc Base Metal	(3)	7/2019	USD	(192,150)	28,116
LME Zinc Base Metal	(4)	7/2019	USD	(252,664)	24,837
RBOB Gasoline	(2)	7/2019	USD	(159,314)	(19,677)
LME Aluminum Base Metal	(1)	8/2019	USD	(44,734)	913
LME Aluminum Base Metal	(2)	8/2019	USD	(89,813)	192
LME Aluminum Base Metal	(2)	8/2019	USD	(89,663)	(774)
LME Aluminum Base Metal	(5)	8/2019	USD	(224,069)	8,800
LME Aluminum Base Metal	(6)	8/2019	USD	(268,763)	856
LME Aluminum Base Metal	(6)	8/2019	USD	(268,712)	2,718
LME Copper Base Metal	(1)	8/2019	USD	(149,847)	(2,364)
LME Copper Base Metal	(1)	8/2019	USD	(149,900)	(2,389)
LME Copper Base Metal	(1)	8/2019	USD	(149,837)	2,656
LME Copper Base Metal	(2)	8/2019	USD	(299,663)	8,070
LME Copper Base Metal	(3)	8/2019	USD	(449,397)	14,700

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal	(1)	8/2019	USD	$ (48,200)	$ (1,453)
LME Lead Base Metal	(1)	8/2019	USD	(48,224)	(1,414)
LME Nickel Base Metal	(2)	8/2019	USD	(152,234)	(7,685)
LME Nickel Base Metal	(2)	8/2019	USD	(152,220)	(7,295)
LME Zinc Base Metal	(1)	8/2019	USD	(62,568)	730
LME Zinc Base Metal	(1)	8/2019	USD	(62,743)	3,098
DAX Index	(2)	9/2019	EUR	(704,320)	(1,355)
LME Aluminum Base Metal	(2)	9/2019	USD	(90,000)	694
LME Aluminum Base Metal	(7)	9/2019	USD	(314,781)	548
LME Aluminum Base Metal	(7)	9/2019	USD	(315,000)	(4,658)
LME Aluminum Base Metal	(9)	9/2019	USD	(405,281)	(3,458)
LME Aluminum Base Metal	(9)	9/2019	USD	(404,879)	(5,880)
LME Aluminum Base Metal	(38)	9/2019	USD	(1,710,238)	54,500
LME Copper Base Metal	(2)	9/2019	USD	(299,921)	(8,714)
LME Copper Base Metal	(4)	9/2019	USD	(599,300)	(1,201)
LME Copper Base Metal	(5)	9/2019	USD	(749,163)	(5,706)
LME Copper Base Metal	(5)	9/2019	USD	(749,188)	(844)
LME Copper Base Metal	(12)	9/2019	USD	(1,799,382)	(46,674)
LME Copper Base Metal	(45)	9/2019	USD	(6,745,500)	51,118
LME Lead Base Metal	(1)	9/2019	USD	(48,300)	(503)
LME Lead Base Metal	(1)	9/2019	USD	(48,296)	(1,023)
LME Lead Base Metal	(3)	9/2019	USD	(144,868)	(2,088)
LME Lead Base Metal	(8)	9/2019	USD	(386,400)	(17)
LME Nickel Base Metal	(2)	9/2019	USD	(152,316)	(4,458)
LME Nickel Base Metal	(2)	9/2019	USD	(152,405)	(8,972)
LME Nickel Base Metal	(2)	9/2019	USD	(152,302)	(7,066)
LME Nickel Base Metal	(5)	9/2019	USD	(380,820)	(28,817)
LME Nickel Base Metal	(20)	9/2019	USD	(1,524,600)	(64,246)
LME Zinc Base Metal	(2)	9/2019	USD	(124,965)	(120)
LME Zinc Base Metal	(3)	9/2019	USD	(187,635)	156
LME Zinc Base Metal	(8)	9/2019	USD	(500,200)	28,429
TOPIX Index	(1)	9/2019	JPY	(143,858)	316
Cotton No. 2	(13)	12/2019	USD	(429,520)	4,108
Soybean Meal	(14)	12/2019	USD	(452,060)	303

					148,889

					$3,734,917

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	10,358,000	USD	7,199,917	CITI	9/18/2019	$89,307
AUD	10,358,000	USD	7,199,926	JPMC	9/18/2019	89,298
BRL	8,665,492	USD	2,198,747	CITI**	9/18/2019	40,779
BRL	8,665,508	USD	2,198,753	JPMC**	9/18/2019	40,777
CAD	5,608,988	USD	4,196,080	CITI	9/18/2019	93,276
CAD	5,609,012	USD	4,196,103	JPMC	9/18/2019	93,271
CHF	3,007,500	USD	3,050,911	CITI	9/18/2019	52,124
CHF	3,007,500	USD	3,050,914	JPMC	9/18/2019	52,120
CNY	13,634,504	USD	1,964,812	CITI**	9/18/2019	18,672
CNY	13,634,496	USD	1,964,813	JPMC**	9/18/2019	18,669

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CZK	12,562,500	USD	545,490	CITI	9/18/2019	$ 16,949
CZK	12,562,500	USD	545,490	JPMC	9/18/2019	16,948
EUR	23,103,285	USD	26,132,263	CITI	9/18/2019	303,785
EUR	23,103,291	USD	26,132,302	JPMC	9/18/2019	303,753
GBP	6,735,368	USD	8,563,740	CITI	9/18/2019	20,311
GBP	6,735,393	USD	8,563,782	JPMC	9/18/2019	20,299
HKD	89,000	USD	11,393	CITI	9/18/2019	4
HKD	89,000	USD	11,393	JPMC	9/18/2019	4
HUF	118,669,996	USD	415,205	CITI	9/18/2019	4,542
HUF	118,670,004	USD	415,205	JPMC	9/18/2019	4,542
INR	191,034,500	USD	2,710,509	CITI**	9/18/2019	30,823
INR	191,034,500	USD	2,710,512	JPMC**	9/18/2019	30,820
JPY	139,400,000	USD	1,288,765	CITI	9/18/2019	11,754
JPY	139,400,000	USD	1,288,767	JPMC	9/18/2019	11,753
KRW	1,774,467,511	USD	1,503,758	CITI**	9/18/2019	32,897
KRW	1,774,467,488	USD	1,503,760	JPMC**	9/18/2019	32,895
MXN	65,649,788	USD	3,315,285	CITI	9/18/2019	59,868
MXN	65,337,648	USD	3,299,257	JPMC	9/18/2019	59,847
NZD	5,600,000	USD	3,685,508	CITI	9/18/2019	82,177
NZD	5,600,000	USD	3,685,512	JPMC	9/18/2019	82,173
PLN	8,462,992	USD	2,221,246	CITI	9/18/2019	49,496
PLN	8,463,008	USD	2,221,253	JPMC	9/18/2019	49,493
RUB	49,289,000	USD	746,350	CITI**	9/18/2019	24,563
RUB	49,289,000	USD	746,351	JPMC**	9/18/2019	24,562
SEK	4,657,000	USD	496,633	CITI	9/18/2019	7,713
SEK	4,657,000	USD	496,633	JPMC	9/18/2019	7,712
USD	325,219	EUR	283,500	CITI	9/18/2019	823
USD	325,219	EUR	283,500	JPMC	9/18/2019	823
USD	6,652,673	GBP	5,208,316	CITI	9/18/2019	14,809
USD	6,655,678	GBP	5,208,309	JPMC	9/18/2019	17,824
USD	708,128	JPY	75,821,876	CITI	9/18/2019	754
USD	708,127	JPY	75,821,874	JPMC	9/18/2019	753
USD	37,665	MXN	732,000	CITI	9/18/2019	32
USD	37,665	MXN	732,000	JPMC	9/18/2019	32
USD	683,086	NOK	5,800,000	CITI	9/18/2019	1,676
USD	683,085	NOK	5,800,000	JPMC	9/18/2019	1,676
ZAR	30,615,007	USD	2,075,999	CITI	9/18/2019	76,019
ZAR	30,614,995	USD	2,076,001	JPMC	9/18/2019	76,016
CLP	368,405,508	USD	526,085	CITI**	9/23/2019	17,824
CLP	368,405,492	USD	526,094	JPMC**	9/23/2019	17,814

Total unrealized appreciation						2,104,851

BRL	328,000	USD	85,177	CITI**	9/18/2019	(408)
BRL	328,000	USD	85,178	JPMC**	9/18/2019	(408)
CHF	550,000	USD	567,888	CITI	9/18/2019	(417)
CHF	550,000	USD	567,889	JPMC	9/18/2019	(418)
EUR	339,000	USD	388,416	CITI	9/18/2019	(513)
EUR	339,000	USD	388,416	JPMC	9/18/2019	(514)
GBP	4,171,056	USD	5,329,903	CITI	9/18/2019	(14,000)
GBP	4,171,071	USD	5,329,929	JPMC	9/18/2019	(14,006)
HUF	18,581,500	USD	66,004	CITI	9/18/2019	(280)
HUF	18,581,500	USD	66,005	JPMC	9/18/2019	(280)
JPY	40,525,000	USD	381,460	CITI	9/18/2019	(3,386)
JPY	40,525,000	USD	381,461	JPMC	9/18/2019	(3,387)
KRW	192,131,500	USD	166,870	CITI**	9/18/2019	(488)
KRW	192,131,500	USD	166,871	JPMC**	9/18/2019	(488)
MXN	28,549,208	USD	1,471,756	CITI	9/18/2019	(3,999)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
MXN	28,861,356	USD	1,487,810	JPMC	9/18/2019	$ (4,005)
PLN	932,500	USD	250,361	CITI	9/18/2019	(158)
PLN	932,500	USD	250,362	JPMC	9/18/2019	(158)
SEK	600,000	USD	65,112	CITI	9/18/2019	(133)
SEK	600,000	USD	65,112	JPMC	9/18/2019	(133)
USD	4,249,136	AUD	6,112,504	CITI	9/18/2019	(52,410)
USD	4,249,125	AUD	6,112,496	JPMC	9/18/2019	(52,415)
USD	1,240,987	CAD	1,657,004	CITI	9/18/2019	(26,172)
USD	1,240,990	CAD	1,656,996	JPMC	9/18/2019	(26,163)
USD	11,964,256	CHF	11,848,517	CITI	9/18/2019	(260,634)
USD	11,964,207	CHF	11,848,483	JPMC	9/18/2019	(260,648)
USD	579,735	DKK	3,846,500	CITI	9/18/2019	(10,224)
USD	579,734	DKK	3,846,500	JPMC	9/18/2019	(10,225)
USD	42,537,654	EUR	37,641,513	CITI	9/18/2019	(533,832)
USD	42,537,525	EUR	37,641,446	JPMC	9/18/2019	(533,885)
USD	9,348,620	GBP	7,357,657	CITI	9/18/2019	(28,521)
USD	9,348,604	GBP	7,357,654	JPMC	9/18/2019	(28,535)
USD	907,653	HKD	7,109,992	CITI	9/18/2019	(2,842)
USD	907,654	HKD	7,110,008	JPMC	9/18/2019	(2,843)
USD	87,264	INR	6,156,000	CITI**	9/18/2019	(1,074)
USD	87,264	INR	6,156,000	JPMC**	9/18/2019	(1,074)
USD	4,881,675	JPY	529,659,132	CITI	9/18/2019	(59,732)
USD	4,881,669	JPY	529,659,118	JPMC	9/18/2019	(59,738)
USD	141,368	KRW	166,462,000	CITI**	9/18/2019	(2,784)
USD	141,368	KRW	166,462,000	JPMC**	9/18/2019	(2,785)
USD	1,360	MXN	26,500	CITI	9/18/2019	(2)
USD	1,360	MXN	26,500	JPMC	9/18/2019	(2)
USD	1,602,244	NOK	13,932,000	CITI	9/18/2019	(34,549)
USD	1,602,242	NOK	13,932,000	JPMC	9/18/2019	(34,552)
USD	861,880	NZD	1,300,000	CITI	9/18/2019	(12,761)
USD	861,879	NZD	1,300,000	JPMC	9/18/2019	(12,763)
USD	955,722	SEK	9,052,994	CITI	9/18/2019	(24,703)
USD	955,722	SEK	9,053,006	JPMC	9/18/2019	(24,704)
USD	492,089	SGD	676,000	CITI	9/18/2019	(8,144)
USD	492,089	SGD	676,000	JPMC	9/18/2019	(8,144)
USD	117,052	ZAR	1,749,500	CITI	9/18/2019	(5,926)
USD	117,052	ZAR	1,749,500	JPMC	9/18/2019	(5,926)

Total unrealized depreciation						(2,176,291)

Net unrealized depreciation						$(71,440)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BANA
Cash	$(100,000)	$—	$(100,000)

BARC
Cash	—	1,888,570	1,888,570

CITI
Investment Companies	1,230,930	—	1,230,930

GSCO
Cash	—	(729,344)	(729,344)
Foreign Government Securities	9,148,757	—	9,148,757
U.S. Treasury Bills	—	855,797	855,797

JPMC
Investment Companies	4,043,605	—	4,043,605

JPMS
Cash	—	2,474	2,474
Foreign Government Securities	3,875,182	—	3,875,182

MSCL
Cash	—	(1,294,501)	(1,294,501)
U.S. Treasury Bills	591,933	—	591,933

MSCS
U.S. Treasury Bills	414,965	—	414,965

MPFS
Foreign Government Securities	5,685,606	—	5,685,606

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$58,573	$—	$58,573

GSCO
Cash	—	56,340	56,340

GSIN
Cash	(100,000)	—	(100,000)

JPPC
Cash	—	1,103,982	1,103,982

MLIN
Cash	378,507	—	378,507

MSCL
Cash	—	142,165	142,165

SOCG
Cash	297,392	—	297,392

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 139.1%
COMMON STOCKS - 4.3%

China - 1.9%
Alibaba Group Holding Ltd., ADR (1)*(a)	66,768	$11,313,838

United States - 2.4%
Air Transport Services Group, Inc. (1)*(a)	9,269	226,164
Akamai Technologies, Inc. (1)*(a)	8,608	689,845
BioMarin Pharmaceutical, Inc. (1)*(a)	9,052	775,304
Blackstone Mortgage Trust, Inc., Class A, REIT (1)(a)	384	13,663
Booking Holdings, Inc. (1)*(a)	840	1,574,755
Euronet Worldwide, Inc. (1)*(a)	940	158,146
Exact Sciences Corp. (1)*(a)	43	5,076
Expedia Group, Inc. (1)(a)	1,810	240,784
Fortive Corp. (1)(a)	974	79,400
Genworth Financial, Inc., Class A (1)*	328,165	1,217,492
Guidewire Software, Inc. (1)*(a)	999	101,279
IAC/InterActiveCorp (1)*(a)	907	197,300
Illumina, Inc. (1)*(a)	2,518	927,002
Insulet Corp. (1)*(a)	1,264	150,896
Intercept Pharmaceuticals, Inc. (1)*(a)	191	15,198
Intrexon Corp. (1)*(a)	27,192	208,291
Jazz Pharmaceuticals plc (1)*(a)	1,311	186,896
MINDBODY, Inc., Class A (3)*(b)(c)	93,547	3,469,464
New Relic, Inc. (1)*(a)	2,707	234,183
Oil States International, Inc. (1)*(a)	2,940	53,802
Panera Bread Co., Class A (3)*(b) (c)	38,740	574,904
Square, Inc., Class A (1)*	2,486	180,310
Tesla, Inc. (1)*(a)	1,158	258,767
Transocean Ltd. (1)*(a)	33,142	212,440
Viavi Solutions, Inc. (1)*	37,585	499,505
Wayfair, Inc., Class A (1)*(a)	16,347	2,386,661

		14,637,527

TOTAL COMMON STOCKS (Cost $18,897,756)		25,951,365

PREFERRED STOCKS - 0.3%

United States - 0.3%
Dominion Energy, Inc., Series A, 7.25%, 6/1/2022 *(a) (Cost $1,487,500)	14,875	1,540,455

CONVERTIBLE PREFERRED STOCKS - 9.2%

United States - 9.2%
2017 Mandatory Exchangeable Trust
$100 par, 5.19%, 12/1/2020 (a)(d)	25,225	4,017,619
Avantor, Inc. Series A, $50 par, 6.25%, 5/15/2022 *(a)	18,250	1,201,945
CenterPoint Energy, Inc. Series B, $50 par, 7.00%, 9/1/2021 (a)	122,675	6,167,580
Change Healthcare, Inc. $50 par, 6.00%, 6/30/2022 *	8,375	458,364
Colfax Corp. $50 par, 5.75%, 1/15/2022 (a)	38,200	4,849,872
DTE Energy Co. $50 par, 6.50%, 10/1/2019 (a)	87,625	4,899,926

INVESTMENTS	SHARES	VALUE
United States - 9.2% (continued)
Fortive Corp. Series A, $1,000 par, 5.00%, 7/1/2021 (a)	21,150	$21,784,220
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 *(a)(e)(f)	3,869	4,531,168
QTS Realty Trust, Inc., REIT Series B, $100 par, 6.50%, 12/31/2049 (a)(e)	7,650	851,079
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (a)	35,625	2,177,756
Sempra Energy Series A, $100 par, 6.00%, 1/15/2021 (a)	33,975	3,843,153
South Jersey Industries, Inc. $50 par, 7.25%, 4/15/2021 (a)	16,500	878,625

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,271,533)		55,661,307

	PRINCIPAL AMOUNT
CORPORATE BONDS - 0.0% (g)

United States - 0.0% (g)
SunEdison, Inc.
2.00%, 10/1/2018 (3)(b)(h)	$5,950,000	138,464
2.75%, 1/1/2021 (3)(b)(h)	4,925,000	114,612

TOTAL CORPORATE BONDS (Cost $15,555,747)		253,076

CONVERTIBLE BONDS - 46.6%

Argentina - 1.1%
MercadoLibre, Inc. 2.00%, 8/15/2028 (a)(d)	4,300,000	6,623,855

Brazil - 0.3%
GOL Equity Finance SA 3.75%, 7/15/2024 (a)(d)	1,450,000	1,544,248

Canada - 1.1%
Aphria, Inc. 5.25%, 6/1/2024 (a)(d)	900,000	803,250
Element Fleet Management Corp. 4.25%, 6/30/2020 (a)	6,521,000	4,994,313
Tilray, Inc. 5.00%, 10/1/2023 (a)(d)	1,425,000	1,148,906

		6,946,469

Chile - 0.2%
Liberty Latin America Ltd. 2.00%, 7/15/2024 (a)(d)	1,025,000	1,031,963

China - 0.5%
iQIYI, Inc. 2.00%, 4/1/2025 (a)(d)	1,425,000	1,400,810
Qudian, Inc. 1.00%, 7/1/2026 (d)	475,000	483,676
YY, Inc.
0.75%, 6/15/2025 (a)(d)	250,000	252,173
1.38%, 6/15/2026 (a)(d)	625,000	634,380

		2,771,039

France - 1.5%
AXA SA 7.25%, 5/15/2021 (a)(d)	8,825,000	9,064,158

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Germany - 0.5%
Deutsche Bank AG 1.00%, 5/1/2023 (a)	$3,250,000	$3,143,140

Ivory Coast - 0.1%
Endeavour Mining Corp. 3.00%, 2/15/2023 (a)(d)	625,000	609,000

Monaco - 0.2%
Scorpio Tankers, Inc. 3.00%, 5/15/2022 (a)	1,025,000	1,065,193

Netherlands - 0.2%
NXP Semiconductors NV 1.00%, 12/1/2019 (a)	1,150,000	1,211,790

Norway - 0.6%
Ship Finance International Ltd. 5.75%, 10/15/2021 (a)	3,600,000	3,632,691

United States - 40.3%
8x8, Inc. 0.50%, 2/1/2024 (a)(d)	700,000	794,932
Aerojet Rocketdyne Holdings, Inc. 2.25%, 12/15/2023 (a)	250,000	444,466
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022 (a)	2,450,000	1,960,931
Apollo Commercial Real Estate Finance, Inc., REIT
4.75%, 8/23/2022 (a)	1,350,000	1,349,724
5.38%, 10/15/2023 (a)	1,925,000	1,916,845
Ares Capital Corp. 4.63%, 3/1/2024 (a)	3,200,000	3,288,000
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024 (a)	1,475,000	1,514,308
Benefitfocus, Inc. 1.25%, 12/15/2023 (a)(d)	450,000	401,445
Blackstone Mortgage Trust, Inc., REIT
4.38%, 5/5/2022 (a)	1,700,000	1,771,830
4.75%, 3/15/2023 (a)	2,300,000	2,395,395
Booking Holdings, Inc. 0.35%, 6/15/2020 (a)	650,000	935,422
Chegg, Inc. 0.13%, 3/15/2025 (a)(d)	2,375,000	2,383,577
Cheniere Energy, Inc. 4.88%, 5/28/2021 (a)(d)(f)	1,100,000	1,149,598
Chesapeake Energy Corp. 5.50%, 9/15/2026 (a)(i)	4,725,000	3,771,393
Cleveland-Cliffs, Inc. 1.50%, 1/15/2025 (a)	1,300,000	1,876,014
Clovis Oncology, Inc.
2.50%, 9/15/2021 (a)	1,050,000	931,254
1.25%, 5/1/2025 (a)	925,000	575,468
Coupa Software, Inc. 0.13%, 6/15/2025 (a)(d)	1,500,000	1,605,123
Cree, Inc. 0.88%, 9/1/2023 (a)(d)	3,150,000	3,645,914
DISH Network Corp. 3.38%, 8/15/2026 (a)	1,525,000	1,482,581
Dycom Industries, Inc. 0.75%, 9/15/2021 (a)	2,023,000	1,973,126

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
United States - 40.3% (continued)
FireEye, Inc. 0.88%, 6/1/2024 (a)	$2,700,000	$2,631,814
FTI Consulting, Inc. 2.00%, 8/15/2023 (a)(d)	2,500,000	2,674,983
Gannett Co., Inc. 4.75%, 4/15/2024 (a)	2,250,000	2,268,862
Gogo, Inc. 6.00%, 5/15/2022 (a)(d)	1,325,000	1,219,000
Guess?, Inc. 2.00%, 4/15/2024 (a)(d)	575,000	537,872
Huron Consulting Group, Inc. 1.25%, 10/1/2019 (a)	3,000,000	2,971,062
IAC Financeco 3, Inc. 2.00%, 1/15/2030 (a)(d)	1,450,000	1,491,995
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (a)(d)	1,600,000	2,414,525
Infinera Corp. 2.13%, 9/1/2024 (a)	2,125,000	1,443,672
Innoviva, Inc. 2.13%, 1/15/2023 (a)	1,925,000	2,018,840
Inphi Corp. 0.75%, 9/1/2021 (a)	1,705,000	1,890,387
Intercept Pharmaceuticals, Inc. 2.00%, 5/15/2026 (a)	250,000	247,381
InterDigital, Inc. 2.00%, 6/1/2024 (a)(d)	900,000	913,199
Intrexon Corp. 3.50%, 7/1/2023 (a)	2,025,000	1,416,832
KBR, Inc. 2.50%, 11/1/2023 (a)(d)	2,050,000	2,381,487
Liberty Media Corp.
2.13%, 3/31/2048 (a)(d)	1,275,000	1,237,547
2.25%, 12/1/2048 (a)(d)	2,950,000	3,367,468
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (a)	1,950,000	1,683,555
Medicines Co. (The) 2.75%, 7/15/2023 (a)	1,075,000	1,075,192
Meritor, Inc. 3.25%, 10/15/2037 (a)	1,625,000	1,693,694
MFA Financial, Inc., REIT 6.25%, 6/15/2024 (a)	750,000	753,234
Microchip Technology, Inc.
1.63%, 2/15/2025 (a)	200,000	352,967
2.25%, 2/15/2037 (a)	10,865,000	12,794,622
Micron Technology, Inc. Series F, 2.13%, 2/15/2033 (a)	6,725,000	23,690,157
MongoDB, Inc. 0.75%, 6/15/2024 (a)(d)	900,000	2,062,688
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (a)	575,000	754,398
Novellus Systems, Inc. 2.63%, 5/15/2041 (a)	13,275,000	77,047,261
Omeros Corp. 6.25%, 11/15/2023 (a)(d)	1,575,000	1,624,853
OPKO Health, Inc. 4.50%, 2/15/2025 (a)	875,000	764,288
Palo Alto Networks, Inc. 0.00%, 7/1/2019	800,000	1,493,920
Pluralsight, Inc. 0.38%, 3/1/2024 (a)(d)	2,950,000	3,153,951
Prospect Capital Corp.
4.95%, 7/15/2022 (a)	1,600,000	1,608,657
6.38%, 3/1/2025 (a)	675,000	689,378
Pure Storage, Inc. 0.13%, 4/15/2023 (a)	2,000,000	1,915,000
Q2 Holdings, Inc. 0.75%, 6/1/2026 (a)(d)	350,000	376,439

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
United States - 40.3% (continued)
Redwood Trust, Inc., REIT
4.75%, 8/15/2023 (a)	$2,750,000	$2,681,250
5.63%, 7/15/2024 (a)	1,900,000	1,889,313
RH 0.00%, 6/15/2023 (a)(d)	3,900,000	3,542,096
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (a)	5,575,000	5,391,927
Splunk, Inc. 1.13%, 9/15/2025 (a) (d)	4,550,000	5,092,179
SunEdison, Inc. 0.25%, 1/15/2020 (3) (b) (h)	8,325,000	193,734
Teradyne, Inc.
1.25%, 12/15/2023 (a)	1,150,000	1,865,666
Tesla, Inc. 2.00%, 5/15/2024 (a)	3,700,000	3,633,940
TTM Technologies, Inc. 1.75%, 12/15/2020 (a)	5,725,000	6,751,922
Uniti Fiber Holdings, Inc., REIT 4.00%, 6/15/2024 (a)(d)	1,100,000	1,127,217
Vector Group Ltd. 1.75%, 4/15/2020 (a)(j)	1,075,000	1,107,852
Vonage Holdings Corp. 1.75%, 6/1/2024 (a)(d)	550,000	553,671
Wayfair, Inc. 1.13%, 11/1/2024 (a)(d)	4,800,000	6,972,621
Zillow Group, Inc. 1.50%, 7/1/2023 (a)	2,125,000	2,086,131
Zynga, Inc. 0.25%, 6/1/2024 (a) (d)	1,800,000	1,792,712

		245,510,757

TOTAL CONVERTIBLE BONDS (Cost $218,934,650)		283,154,303

	SHARES
SHORT-TERM INVESTMENTS - 78.7%
INVESTMENT COMPANIES - 72.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(k)(l)	183,637,047	183,637,047
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.29% (1)(k)(l)	59,478,967	59,478,967
Limited Purpose Cash Investment Fund, 2.36% (1)(k)(m)	166,394,340	166,427,618
UBS Select Treasury Preferred Fund, Class I, 2.23% (1)(k)	28,589,036	28,589,036

TOTAL INVESTMENT COMPANIES (Cost $438,060,720)		438,132,668

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 6.6%
U.S. Treasury Bills
2.48%, 8/1/2019 (n)	$14,515,000	14,489,877
2.45%, 8/8/2019 (n)	4,414,000	4,404,396
2.46%, 8/15/2019 (n)	4,414,000	4,402,455
2.49%, 8/22/2019 (n)	4,414,000	4,400,617
2.49%, 8/29/2019 (n)(o)	3,168,000	3,157,097
2.41%, 10/3/2019 (n)(o)	6,585,000	6,549,021

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 6.6% (continued)
2.05%, 12/26/2019 (n)	$2,932,000	$2,902,317

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,287,899)		40,305,780

TOTAL SHORT-TERM INVESTMENTS (Cost $478,348,619)		478,438,448

TOTAL LONG POSITIONS (Cost $785,495,805)		844,998,954

	SHARES
SHORT POSITIONS - (40.9)%
COMMON STOCKS - (37.7)%

Argentina - (0.8)%
MercadoLibre, Inc. (1)*	(8,146)	(4,983,478)

China - (1.9)%
Alibaba Group Holding Ltd., ADR (1)*	(66,768)	(11,313,838)
iQIYI, Inc., ADR (1)*	(24,453)	(504,954)

		(11,818,792)

Ivory Coast - 0.0% (g)
Endeavour Mining Corp. (1)*	(9,341)	(152,289)

Monaco - (0.1)%
Scorpio Tankers, Inc. (1)	(15,468)	(456,615)

Netherlands - (0.1)%
NXP Semiconductors NV (1)	(5,676)	(554,034)

Norway - (0.1)%
Ship Finance International Ltd. (1)	(65,219)	(815,890)

United States - (34.7)%
8x8, Inc. (1)*	(19,357)	(466,504)
Aerojet Rocketdyne Holdings, Inc. (1)*	(8,365)	(374,501)
AMAG Pharmaceuticals, Inc. (1)*	(15,551)	(155,354)
Apollo Commercial Real Estate Finance, Inc., REIT (1)	(29,647)	(545,208)
Ares Capital Corp. (1)	(27,359)	(490,820)
Atlas Air Worldwide Holdings, Inc. (1)*	(13,764)	(614,425)
Avantor, Inc. (1)*	(41,090)	(784,408)
AXA Equitable Holdings, Inc. (1)	(315,791)	(6,600,032)
Benefitfocus, Inc. (1)*	(3,766)	(102,247)
Blackstone Mortgage Trust, Inc., Class A, REIT (1)	(43,098)	(1,533,427)
CenterPoint Energy, Inc. (1)	(141,811)	(4,060,049)
Chegg, Inc. (1)*	(29,481)	(1,137,672)
Cheniere Energy, Inc. (1)*	(3,583)	(245,256)
Chesapeake Energy Corp. (1)*	(183,508)	(357,841)
Cleveland-Cliffs, Inc. (1)	(132,783)	(1,416,795)
Clovis Oncology, Inc. (1)*	(3,351)	(49,829)
Colfax Corp. (1)*	(143,182)	(4,013,391)
Coupa Software, Inc. (1)*	(3,208)	(406,165)
Cree, Inc. (1)*	(35,454)	(1,991,806)
DISH Network Corp., Class A (1)*	(14,273)	(548,226)
DTE Energy Co. (1)	(31,817)	(4,068,758)
Dycom Industries, Inc. (1)*	(6,264)	(368,762)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE

United States - (34.7)% (continued)
Exact Sciences Corp. (1)*	(43)	$(5,076)
FireEye, Inc. (1)*	(57,172)	(846,717)
Fortive Corp. (1)	(191,669)	(15,624,857)
FTI Consulting, Inc. (1)*	(13,810)	(1,157,830)
Gannett Co., Inc. (1)	(56,194)	(458,543)
Gogo, Inc. (1)*	(129,557)	(515,637)
Guess?, Inc. (1)	(10,482)	(169,284)
Guidewire Software, Inc. (1)*	(999)	(101,279)
IAC/InterActiveCorp (1)*	(12,164)	(2,646,035)
Infinera Corp. (1)*	(72,100)	(209,811)
Innoviva, Inc. (1)*	(48,820)	(710,819)
Inphi Corp. (1)*	(17,718)	(887,672)
Intercept Pharmaceuticals, Inc. (1)*	(1,637)	(130,256)
InterDigital, Inc. (1)	(886)	(57,058)
KBR, Inc. (1)	(52,715)	(1,314,712)
Lam Research Corp. (1)	(410,459)	(77,100,618)
Ligand Pharmaceuticals, Inc. (1)*	(2,511)	(286,631)
Live Nation Entertainment, Inc. (1)*	(28,265)	(1,872,556)
Medicines Co. (The) (1)*	(12,951)	(472,323)
Meritor, Inc. (1)*	(20,758)	(503,382)
Microchip Technology, Inc. (1)	(135,789)	(11,772,906)
Micron Technology, Inc. (1)*	(615,208)	(23,740,877)
MongoDB, Inc. (1)*	(12,282)	(1,867,969)
NCR Corp. (1)*	(76,735)	(2,386,459)
Neurocrine Biosciences, Inc. (1)*	(5,377)	(453,980)
New York Times Co. (The), Class A (1)	(112,979)	(3,685,375)
Omeros Corp. (1)*	(43,013)	(674,874)
OPKO Health, Inc. (1)*	(117,158)	(285,866)
Palo Alto Networks, Inc. (1)*	(3,410)	(694,822)
Pluralsight, Inc., Class A (1)*	(48,715)	(1,477,039)
Post Holdings, Inc. (1)*	(1)	(104)
Prospect Capital Corp. (1)	(7,319)	(47,793)
Pure Storage, Inc., Class A (1)*	(36,361)	(555,232)
QTS Realty Trust, Inc., Class A, REIT (1)	(9,760)	(450,717)
Redwood Trust, Inc., REIT (1)	(63,146)	(1,043,803)
Rexnord Corp. (1)*	(61,949)	(1,872,099)
RH (1)*	(9,063)	(1,047,683)
SEACOR Holdings, Inc. (1)*	(29,188)	(1,386,722)
Sempra Energy (1)	(18,732)	(2,574,526)
Sirius XM Holdings, Inc. (1)	(59,321)	(331,011)
South Jersey Industries, Inc. (1)	(18,877)	(636,721)
Splunk, Inc. (1)*	(19,330)	(2,430,748)
Teradyne, Inc. (1)	(29,746)	(1,425,131)
Tesla, Inc. (1)*	(9,159)	(2,046,670)
TTM Technologies, Inc. (1)*	(392,921)	(4,007,794)
Viavi Solutions, Inc. (1)*	(37,585)	(499,505)
Voya Financial, Inc. (1)	(20,709)	(1,145,208)
Wayfair, Inc., Class A (1)*	(41,869)	(6,112,874)
Zillow Group, Inc., Class C (1)*	(11,930)	(553,433)

		(210,610,513)

TOTAL COMMON STOCKS (Proceeds $(176,435,948))		(229,391,611)

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS - (3.2)%

United States - (3.2)%
Air Transport Services Group, Inc. 1.13%, 10/15/2024	$(500,000)	$(509,233)
Akamai Technologies, Inc. 0.13%, 5/1/2025	(1,375,000)	(1,468,915)
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	(650,000)	(728,813)
0.60%, 8/1/2024	(1,475,000)	(1,531,234)
Booking Holdings, Inc. 0.90%, 9/15/2021	(5,200,000)	(5,948,267)
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (d)	(300,000)	(364,101)
IAC Financeco 2, Inc. 0.88%, 6/15/2026 (d)	(450,000)	(452,077)
Illumina, Inc. 0.00%, 8/15/2023 (d)	(2,175,000)	(2,509,840)
Insulet Corp. 1.38%, 11/15/2024	(150,000)	(212,911)
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	(100,000)	(89,162)
Jazz Investments I Ltd. 1.50%, 8/15/2024	(700,000)	(689,576)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (d)	(1,300,000)	(1,297,765)
New Relic, Inc. 0.50%, 5/1/2023	(500,000)	(533,449)
Oil States International, Inc. 1.50%, 2/15/2023	(550,000)	(489,174)
Square, Inc. 0.50%, 5/15/2023	(300,000)	(358,004)
Transocean, Inc. 0.50%, 1/30/2023	(625,000)	(618,296)
Wayfair, Inc. 0.38%, 9/1/2022	(1,000,000)	(1,513,663)

TOTAL CONVERTIBLE BONDS (Proceeds $(19,005,671))		(19,314,480)

TOTAL SHORT POSITIONS (Proceeds $(195,441,619))		(248,706,091)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.2% (Cost $590,054,186)		596,292,863

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8% (p)		11,238,093

NET ASSETS - 100.0%		$607,530,956

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$6,408,827	1.1%
Consumer Discretionary	8,862,345	1.5
Consumer Staples	1,107,748	0.2
Energy	10,907,250	1.8
Financials	29,871,393	4.9
Health Care	9,163,169	1.5
Industrials	16,894,817	2.8
Information Technology	26,205,670	4.3
Materials	915,931	0.2
Real Estate	1,527,579	0.2
Utilities	5,989,686	1.0
Short-Term Investments	478,438,448	78.7

Total Investments In Securities At Value	596,292,863	98.2
Other Assets in Excess of Liabilities (p)	11,238,093	1.8

Net Assets	$607,530,956	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $358,564,764. In addition $14,408,064 of cash collateral was pledged
(b)

Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2019 amounted to $4,491,178, which represents approximately 0.74% of net assets of the fund.

(c)	Restricted Security.
(d)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $75,507,347, which represents approximately 12.43% of net assets of the fund.

(e)	Perpetual security. The rate reflected was the rate in effect on June 30, 2019. The maturity date reflects the next call date.
(f)	Payment in-kind security.
(g)	Represents less than 0.05% of net assets.
(h)	Defaulted security.
(i)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of June 30, 2019.

(j)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Notes to Financial Statements for further information. The interest rate shown was the current rate as of June 30, 2019.

(k)	Represents 7-day effective yield as of June 30, 2019.
(l)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(m)	For the period ended June 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/19	VALUE AT 06/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 27.4%
INVESTMENT COMPANIES - 27.4%
Limited Purpose Cash Investment Fund, 2.36% (a) (Cost $166,355,671)	533,760,562	759,216,909	(1,126,583,131)	166,394,340	$166,427,618	$4,398,805	$115,949	$(65,396)

(a)	Represents 7-day effective yield as of June 30, 2019.

(n)	The rate shown was the effective yield at the date of purchase.
(o)	All or a portion of the security pledged as collateral for swap and futures contracts.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Credit default swap contracts outstanding — buy protection as of June 30, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 31.V1	5.00%	Quarterly	6/20/2024	2.53%	EUR	13,789,000	$(1,666,590)	$(129,558)	$(1,796,148)
Markit CDX North America High Yield Index Series 32.V1	5.00	Quarterly	6/20/2024	3.26	USD	27,021,000	(1,828,691)	(232,192)	(2,060,883)

							$(3,495,281)	$(361,750)	$(3,857,031)

Credit default swap contracts outstanding — sell protection as of June 30, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Series 31.V2	1.00%	Quarterly	6/20/2024	0.52%	EUR	5,988,000	$110,946	$53,278	$164,224
Markit CDX North America Investment Grade Index Series 32.V1	1.00	Quarterly	6/20/2024	0.55	USD	22,800,000	413,787	77,376	491,163

							$524,733	$130,654	$655,387

Written Call Option Contracts (Premium Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	10	EUR	(347,369)	EUR	3,375.00	8/16/2019	$(14,475)
EURO STOXX 50 Index	JPMS	9	EUR	(312,632)	EUR	3,400.00	7/19/2019	(9,252)
EURO STOXX 50 Index	JPMS	6	EUR	(208,421)	EUR	3,425.00	8/16/2019	(6,195)
EURO STOXX 50 Index	JPMS	4	EUR	(138,948)	EUR	3,450.00	7/19/2019	(2,442)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,625.00	8/9/2019	(8,023)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,520.00	7/19/2019	(5,782)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,520.00	8/16/2019	(6,970)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,535.00	8/16/2019	(5,565)
S&P 500 Index	JPMS	5	USD	(1,470,880)	USD	2,765.00	7/19/2019	(91,250)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,785.00	7/19/2019	(30,976)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,850.00	7/19/2019	$ (29,640)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,865.00	8/16/2019	(10,775)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,880.00	7/19/2019	(22,800)
S&P 500 Index	JPMS	10	USD	(2,941,760)	USD	2,895.00	8/16/2019	(88,450)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,955.00	7/19/2019	(8,880)
U.S. Treasury 10 Year Note	MSCL	11	USD	(1,100,000)	USD	126.00	7/26/2019	(22,516)
U.S. Treasury 10 Year Note	MSCL	23	USD	(2,300,000)	USD	126.50	7/26/2019	(37,016)
U.S. Treasury 10 Year Note	MSCL	27	USD	(2,700,000)	USD	127.00	7/26/2019	(32,906)
U.S. Treasury 10 Year Note	MSCL	6	USD	(600,000)	USD	127.50	7/26/2019	(5,344)
U.S. Treasury 10 Year Note	MSCL	8	USD	(800,000)	USD	128.00	8/23/2019	(6,875)
U.S. Treasury 10 Year Note	MSCL	16	USD	(1,600,000)	USD	128.50	8/23/2019	(10,500)
U.S. Treasury 10 Year Note	MSCL	18	USD	(1,800,000)	USD	129.00	8/23/2019	(8,719)

								$(465,351)

Written Put Option Contracts (Premium Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	11	EUR	(382,106)	EUR	3,200.00	8/16/2019	$(1,363)
EURO STOXX 50 Index	JPMS	11	EUR	(382,106)	EUR	3,250.00	8/16/2019	(1,864)
EURO STOXX 50 Index	JPMS	7	EUR	(243,158)	EUR	3,275.00	8/16/2019	(1,385)
EURO STOXX 50 Index	JPMS	9	EUR	(312,632)	EUR	3,300.00	7/19/2019	(634)
EURO STOXX 50 Index	JPMS	17	EUR	(590,527)	EUR	3,300.00	8/16/2019	(3,982)
EURO STOXX 50 Index	JPMS	14	EUR	(486,317)	EUR	3,325.00	7/19/2019	(1,274)
EURO STOXX 50 Index	JPMS	13	EUR	(451,580)	EUR	3,350.00	7/19/2019	(1,537)
EURO STOXX 50 Index	JPMS	16	EUR	(555,790)	EUR	3,350.00	8/16/2019	(5,222)
EURO STOXX 50 Index	JPMS	4	EUR	(138,948)	EUR	3,375.00	7/19/2019	(623)
EURO STOXX 50 Index	JPMS	5	EUR	(173,685)	EUR	3,400.00	7/19/2019	(1,023)
EURO STOXX 50 Index	JPMS	6	EUR	(208,421)	EUR	3,400.00	8/16/2019	(2,736)
Nikkei 225 Index	JPMS	2	JPY	(42,551,840)	JPY	19,375.00	8/9/2019	(1,076)
Nikkei 225 Index	JPMS	2	JPY	(42,551,840)	JPY	19,750.00	8/9/2019	(1,558)
Nikkei 225 Index	JPMS	2	JPY	(42,551,840)	JPY	20,125.00	8/9/2019	(2,319)
Nikkei 225 Index	JPMS	3	JPY	(63,827,760)	JPY	20,250.00	7/12/2019	(1,113)
Nikkei 225 Index	JPMS	3	JPY	(63,827,760)	JPY	20,375.00	7/12/2019	(1,336)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,375.00	8/9/2019	(1,530)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,625.00	7/12/2019	(696)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,750.00	7/12/2019	(863)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,875.00	8/9/2019	(2,597)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	21,125.00	7/12/2019	(1,809)
Russell 2000 Index	JPMS	2	USD	(313,314)	USD	1,410.00	8/16/2019	(1,110)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,425.00	8/16/2019	(737)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,435.00	8/16/2019	(725)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,450.00	7/19/2019	(271)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,455.00	7/19/2019	(284)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,465.00	8/16/2019	(1,030)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,475.00	7/19/2019	(397)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,490.00	8/16/2019	(1,481)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,520.00	7/19/2019	(1,077)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,690.00	8/16/2019	(1,170)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,715.00	8/16/2019	(1,350)
S&P 500 Index	JPMS	6	USD	(1,765,056)	USD	2,725.00	8/16/2019	(8,070)
S&P 500 Index	JPMS	6	USD	(1,765,056)	USD	2,730.00	8/16/2019	(8,178)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,755.00	8/16/2019	(1,835)
S&P 500 Index	JPMS	6	USD	(1,765,056)	USD	2,765.00	8/16/2019	(11,160)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	JPMS	6	USD	(1,765,056)	USD	2,770.00	8/16/2019	$ (10,572)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,775.00	7/19/2019	(1,190)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,780.00	7/19/2019	(1,710)
S&P 500 Index	JPMS	4	USD	(1,176,704)	USD	2,795.00	7/19/2019	(3,600)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,795.00	8/16/2019	(2,370)
S&P 500 Index	JPMS	10	USD	(2,941,760)	USD	2,810.00	8/16/2019	(25,350)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,820.00	7/19/2019	(3,090)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,830.00	7/19/2019	(2,775)
S&P 500 Index	JPMS	5	USD	(1,470,880)	USD	2,850.00	8/16/2019	(15,575)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,855.00	7/19/2019	(4,812)
S&P 500 Index	JPMS	5	USD	(1,470,880)	USD	2,855.00	8/16/2019	(15,700)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,865.00	7/19/2019	(3,680)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,880.00	7/19/2019	(3,670)
S&P 500 Index	JPMS	3	USD	(882,528)	USD	2,905.00	7/19/2019	(6,660)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,930.00	7/19/2019	(5,520)
U.S. Treasury 10 Year Note	MSCL	17	USD	(1,700,000)	USD	126.00	7/26/2019	(1,328)
U.S. Treasury 10 Year Note	MSCL	3	USD	(300,000)	USD	126.50	7/26/2019	(422)
U.S. Treasury 10 Year Note	MSCL	5	USD	(500,000)	USD	126.50	8/23/2019	(1,562)
U.S. Treasury 10 Year Note	MSCL	19	USD	(1,900,000)	USD	127.00	8/23/2019	(8,609)
U.S. Treasury 10 Year Note	MSCL	13	USD	(1,300,000)	USD	127.50	8/23/2019	(8,531)
U.S. Treasury 10 Year Note	MSCL	8	USD	(800,000)	USD	128.00	8/23/2019	(7,125)

								$(209,266)

Total Written Option Contracts (Premium Style) (Premiums Received ($756,425))								$(674,617)

Written Call Option Contracts (Futures Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund July Futures	GSCO	7	EUR	(700,000)	EUR	170.00	7/26/2019	$(13,907)
Euro-Bund July Futures	GSCO	12	EUR	(1,200,000)	EUR	170.50	7/26/2019	(21,146)
Euro-Bund July Futures	GSCO	1	EUR	(100,000)	EUR	171.00	7/26/2019	(1,169)
Euro-Bund July Futures	GSCO	16	EUR	(1,600,000)	EUR	171.50	7/26/2019	(19,084)
Euro-Bund July Futures	GSCO	4	EUR	(400,000)	EUR	172.00	7/26/2019	(3,191)
Euro-Bund August Futures	GSCO	2	EUR	(200,000)	EUR	172.50	8/23/2019	(500)
Euro-Bund August Futures	GSCO	8	EUR	(800,000)	EUR	173.00	8/23/2019	(1,235)
Euro-Bund August Futures	GSCO	8	EUR	(800,000)	EUR	173.50	8/23/2019	(378)
Euro-Bund August Futures	GSCO	13	EUR	(1,300,000)	EUR	174.00	8/23/2019	(1,136)

								$(61,746)

Written Put Option Contracts (Futures Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund July Futures	GSCO	9	EUR	(900,000)	EUR	170.00	7/26/2019	$7,617
Euro-Bund July Futures	GSCO	2	EUR	(200,000)	EUR	171.00	7/26/2019	1,914
Euro-Bund July Futures	GSCO	2	EUR	(200,000)	EUR	171.50	7/26/2019	295

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund August Futures	GSCO	3	EUR	(300,000)	EUR	170.00	8/23/2019	$ 341
Euro-Bund August Futures	GSCO	12	EUR	(1,200,000)	EUR	171.50	8/23/2019	1,220
Euro-Bund August Futures	GSCO	8	EUR	(800,000)	EUR	172.00	8/23/2019	644
Euro-Bund August Futures	GSCO	1	EUR	(100,000)	EUR	172.50	8/23/2019	193
Euro-Bund August Futures	GSCO	4	EUR	(400,000)	EUR	173.00	8/23/2019	505

								$12,729

Total Written Option Contracts (Futures Style)								$(49,017)

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/09/2019	USD	1,231,313	$91,657
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/09/2019	USD	574,613	31,718
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/09/2019	USD	164,175	7,838
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/23/2019	USD	(5,564,225)	114,345
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/23/2019	USD	(2,590,975)	48,722
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/08/2019	USD	99,120	1,015
DTOP Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	09/19/2019	ZAR	(7,419,580)	4,579
DTOP Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	09/19/2019	ZAR	(6,422,920)	4,099
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2019	HKD	100,223,750	129,720
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	08/14/2019	BRL	26,916,050	193,389
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/02/2019	USD	(2,629,620)	91,456

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Israel Daily Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	USD	836,648	$ 15,738
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (0.00%)	Monthly	CITI	09/18/2019	MXN	(12,169,491)	11,466
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.10%)	Monthly	CITI	09/18/2019	MXN	(2,778,030)	2,704
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.10%)	Monthly	CITI	09/18/2019	MXN	(5,584,225)	4,546
MSCI Poland Net Return Index	Decreases in total return of reference entity and pays the Warsaw Interbank Offered Rate (“WIBOR”) plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	PLN	14,186	47
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (0.00%)	Monthly	CITI	09/18/2019	ZAR	(56,356,796)	71,601
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(3,455,030)	18,634

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	34,596	$ 842
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	09/20/2019	CHF	1,970,600	5,557
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	711,788	3,371
WIG20 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	09/20/2019	PLN	7,514,480	32,970

								886,014

BIST 30 Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	08/29/2019	TRY	(4,654,650)	(7,838)
Canada 10 Year Bond September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	BANA	09/19/2019	CAD	(5,431,340)	(53,156)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/09/2019	USD	(164,175)	(11,570)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/09/2019	USD	(2,175,319)	(151,871)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/09/2019	USD	(574,613)	(40,292)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/23/2019	USD	5,564,225	(368,839)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/23/2019	USD	1,040,638	(62,002)
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/08/2019	USD	(198,240)	(1,620)
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(330,400)	(2,477)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/02/2019	USD	2,629,620	(92,444)
MSCI Emerging Markets Korea Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.10%)	Monthly	JPMC	09/18/2019	USD	(2,264,026)	(90,383)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Emerging Markets Thailand Net Total Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.10%)	Monthly	JPMC	09/18/2019	USD	(1,894,917)	$ (97,679)
MSCI Singapore Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the SOR plus or minus a specified spread (0.00%)	Monthly	CITI	09/18/2019	SGD	(2,625,841)	(96,916)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(3,230,500)	(143,745)
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	1,430,650	(11,883)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(4,338,100)	(190,397)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	2,163,430	(19,715)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(432,450)	(10,770)
TAIEX Index July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	07/17/2019	TWD	(8,461,600)	(4,108)
Tel Aviv Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/24/2019	ILS	4,895,055	(964)
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/23/2019	USD	(711,788)	(4,687)

								(1,463,356)

								$(577,342)

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	187	7/2019	EUR	$23,854,971	$128,243
Brent Crude Oil	61	7/2019	USD	3,949,140	235,193

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
CAC 40 10 Euro Index	112	7/2019	EUR	$ 7,046,563	$ 56,920
Hang Seng Index	16	7/2019	HKD	2,919,211	27,097
IBEX 35 Index	100	7/2019	EUR	10,430,618	45,541
LME Aluminum Base Metal	1	7/2019	USD	44,641	(2,093)
LME Aluminum Base Metal	1	7/2019	USD	44,546	(2,132)
LME Aluminum Base Metal	1	7/2019	USD	44,492	(2,829)
LME Aluminum Base Metal	1	7/2019	USD	44,629	(2,211)
LME Aluminum Base Metal	1	7/2019	USD	44,551	(2,121)
LME Aluminum Base Metal	2	7/2019	USD	89,306	(3,363)
LME Aluminum Base Metal	2	7/2019	USD	89,233	(4,873)
LME Aluminum Base Metal	3	7/2019	USD	133,669	(4,959)
LME Aluminum Base Metal	3	7/2019	USD	133,669	(6,515)
LME Aluminum Base Metal	3	7/2019	USD	134,066	(3,418)
LME Aluminum Base Metal	4	7/2019	USD	178,804	(2,868)
LME Aluminum Base Metal	26	7/2019	USD	1,156,838	(69,702)
LME Copper Base Metal	1	7/2019	USD	149,800	(14,056)
LME Copper Base Metal	1	7/2019	USD	149,741	(11,130)
LME Copper Base Metal	1	7/2019	USD	149,793	(12,488)
LME Copper Base Metal	1	7/2019	USD	149,750	(11,144)
LME Copper Base Metal	1	7/2019	USD	149,777	(9,670)
LME Copper Base Metal	1	7/2019	USD	149,748	(10,639)
LME Copper Base Metal	1	7/2019	USD	149,785	(12,049)
LME Copper Base Metal	3	7/2019	USD	449,267	(29,668)
LME Copper Base Metal	3	7/2019	USD	449,250	(35,840)
LME Copper Base Metal	3	7/2019	USD	448,650	(34,509)
LME Nickel Base Metal	1	7/2019	USD	75,880	1,867
LME Nickel Base Metal	1	7/2019	USD	75,873	1,169
LME Nickel Base Metal	1	7/2019	USD	75,906	1,443
LME Nickel Base Metal	1	7/2019	USD	75,867	264
LME Nickel Base Metal	1	7/2019	USD	75,886	1,573
LME Nickel Base Metal	1	7/2019	USD	75,834	(126)
LME Nickel Base Metal	1	7/2019	USD	75,912	1,503
LME Nickel Base Metal	1	7/2019	USD	75,840	(2,630)
LME Nickel Base Metal	6	7/2019	USD	454,212	(17,640)
LME Zinc Base Metal	1	7/2019	USD	63,166	(6,362)
LME Zinc Base Metal	1	7/2019	USD	63,263	(5,715)
LME Zinc Base Metal	1	7/2019	USD	63,328	(6,137)
LME Zinc Base Metal	1	7/2019	USD	63,214	(5,214)
LME Zinc Base Metal	2	7/2019	USD	128,250	(15,856)
OMXS30 Index	522	7/2019	SEK	9,110,681	168,118
SGX FTSE China A50 Index	55	7/2019	USD	742,775	9,991
100 oz Gold	59	8/2019	USD	8,340,830	157,953
LME Aluminum Base Metal	1	8/2019	USD	44,808	(657)
LME Aluminum Base Metal	1	8/2019	USD	44,825	185
LME Aluminum Base Metal	1	8/2019	USD	44,819	(184)
LME Aluminum Base Metal	2	8/2019	USD	89,571	(1,458)
LME Aluminum Base Metal	2	8/2019	USD	89,610	(896)
LME Aluminum Base Metal	2	8/2019	USD	89,628	(2,970)
LME Aluminum Base Metal	2	8/2019	USD	89,663	215
LME Aluminum Base Metal	2	8/2019	USD	89,813	(197)
LME Aluminum Base Metal	3	8/2019	USD	133,524	(1,147)
LME Aluminum Base Metal	4	8/2019	USD	178,900	(1,512)
LME Aluminum Base Metal	4	8/2019	USD	179,175	(1,319)
LME Aluminum Base Metal	7	8/2019	USD	314,431	1,200
LME Copper Base Metal	1	8/2019	USD	149,838	510

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	1	8/2019	USD	$ 149,850	$ (953)
LME Copper Base Metal	1	8/2019	USD	149,858	(645)
LME Copper Base Metal	1	8/2019	USD	149,870	(1,683)
LME Copper Base Metal	1	8/2019	USD	149,864	(1,001)
LME Copper Base Metal	1	8/2019	USD	149,826	(4,639)
LME Copper Base Metal	1	8/2019	USD	149,832	(4,296)
LME Copper Base Metal	1	8/2019	USD	149,859	(2,294)
LME Copper Base Metal	3	8/2019	USD	449,511	(10,810)
LME Copper Base Metal	4	8/2019	USD	599,196	(22,066)
LME Copper Base Metal	8	8/2019	USD	1,199,000	(11,762)
LME Copper Base Metal	12	8/2019	USD	1,798,800	30,997
LME Copper Base Metal	15	8/2019	USD	2,248,635	62,291
LME Copper Base Metal	24	8/2019	USD	3,596,316	56,695
LME Nickel Base Metal	1	8/2019	USD	76,070	4,697
LME Nickel Base Metal	1	8/2019	USD	75,965	3,362
LME Nickel Base Metal	1	8/2019	USD	75,925	2,602
LME Nickel Base Metal	1	8/2019	USD	76,010	5,444
LME Nickel Base Metal	1	8/2019	USD	75,971	3,908
LME Nickel Base Metal	2	8/2019	USD	151,955	9,264
LME Zinc Base Metal	1	8/2019	USD	62,743	(2,510)
LME Zinc Base Metal	1	8/2019	USD	62,698	(1,680)
LME Zinc Base Metal	1	8/2019	USD	62,765	(2,688)
LME Zinc Base Metal	1	8/2019	USD	62,581	(172)
LME Zinc Base Metal	1	8/2019	USD	62,675	(1,753)
LME Zinc Base Metal	1	8/2019	USD	62,625	(1,453)
LME Zinc Base Metal	2	8/2019	USD	125,126	(1,920)
3 Month Eurodollar	15	9/2019	USD	3,674,813	(608)
ASX 90 Day Bank Accepted Bill	70	9/2019	AUD	49,010,565	16,168
Australia 10 Year Bond	502	9/2019	AUD	50,626,484	369,837
Australia 3 Year Bond	446	9/2019	AUD	36,007,398	33,151
Cocoa	9	9/2019	USD	218,250	(6,013)
Cocoa	16	9/2019	GBP	366,762	(4,529)
Corn	42	9/2019	USD	891,975	(58,593)
DJIA CBOT E-Mini Index	57	9/2019	USD	7,579,005	57,922
EURO STOXX 50 Index	1,181	9/2019	EUR	46,545,434	693,142
Euro-Bobl	126	9/2019	EUR	19,261,836	72,182
Euro-BTP	63	9/2019	EUR	9,620,889	432,515
Euro-Bund	519	9/2019	EUR	101,943,350	1,227,207
Euro-Buxl	2	9/2019	EUR	461,435	16,090
Euro-OAT	32	9/2019	EUR	5,999,157	101,484
Euro-Schatz	232	9/2019	EUR	29,621,589	48,006
Japan 10 Year Bond	68	9/2019	JPY	97,034,735	250,444
KOSPI 200 Index	2	9/2019	KRW	120,556	949
LME Aluminum Base Metal	1	9/2019	USD	44,969	66
LME Aluminum Base Metal	1	9/2019	USD	44,969	541
LME Aluminum Base Metal	1	9/2019	USD	45,031	353
LME Aluminum Base Metal	1	9/2019	USD	45,000	(156)
LME Aluminum Base Metal	1	9/2019	USD	44,996	(619)
LME Aluminum Base Metal	1	9/2019	USD	45,036	333
LME Aluminum Base Metal	1	9/2019	USD	45,033	430
LME Aluminum Base Metal	4	9/2019	USD	179,963	618
LME Aluminum Base Metal	4	9/2019	USD	179,875	1,092
LME Aluminum Base Metal	4	9/2019	USD	179,925	2,091
LME Aluminum Base Metal	8	9/2019	USD	360,000	5,718
LME Aluminum Base Metal	35	9/2019	USD	1,575,219	6,966

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	1	9/2019	USD	$ 149,833	$ 1,330
LME Copper Base Metal	1	9/2019	USD	149,949	4,131
LME Copper Base Metal	1	9/2019	USD	149,960	4,332
LME Copper Base Metal	2	9/2019	USD	299,700	2,994
LME Copper Base Metal	4	9/2019	USD	599,300	1,101
LME Copper Base Metal	9	9/2019	USD	1,348,538	1,750
LME Copper Base Metal	12	9/2019	USD	1,798,800	6,622
LME Nickel Base Metal	2	9/2019	USD	152,376	9,210
LME Nickel Base Metal	3	9/2019	USD	228,474	8,026
LME Zinc Base Metal	1	9/2019	USD	62,559	595
LME Zinc Base Metal	1	9/2019	USD	62,545	(111)
LME Zinc Base Metal	1	9/2019	USD	62,536	533
LME Zinc Base Metal	1	9/2019	USD	62,531	(178)
LME Zinc Base Metal	1	9/2019	USD	62,530	(298)
LME Zinc Base Metal	2	9/2019	USD	125,058	1,014
LME Zinc Base Metal	4	9/2019	USD	250,100	(215)
NASDAQ 100 E-Mini Index	64	9/2019	USD	9,848,000	98,796
Palladium	1	9/2019	USD	153,760	3,926
Russell 2000 E-Mini Index	459	9/2019	USD	35,964,945	759,600
S&P/TSX 60 Index	85	9/2019	CAD	12,692,070	10,184
Silver	74	9/2019	USD	5,676,170	(29,304)
SPI 200 Index	95	9/2019	AUD	10,936,271	97,658
U.S. Treasury Long Bond	53	9/2019	USD	8,246,469	199,030
U.S. Treasury Ultra Bond	30	9/2019	USD	5,326,875	168,211
Wheat	3	9/2019	USD	79,088	(511)
3 Month Canadian Bankers Acceptance	23	12/2019	CAD	4,306,957	(1,487)
3 Month Eurodollar	285	12/2019	USD	69,889,125	17,092
3 Month Euroswiss	4	12/2019	CHF	1,033,190	1,135
ASX 90 Day Bank Accepted Bill	459	12/2019	AUD	321,440,418	465,586
3 Month Canadian Bankers Acceptance	16	3/2020	CAD	2,999,351	(2,493)
3 Month Eurodollar	243	3/2020	USD	59,711,175	12,735
3 Month Euroswiss	5	3/2020	CHF	1,291,872	1,424
ASX 90 Day Bank Accepted Bill	367	3/2020	AUD	257,062,856	277,060
3 Month Canadian Bankers Acceptance	7	6/2020	CAD	1,313,352	(1,072)
3 Month Eurodollar	167	6/2020	USD	41,073,650	10,207
3 Month Euroswiss	5	6/2020	CHF	1,292,000	592
ASX 90 Day Bank Accepted Bill	276	6/2020	AUD	193,331,986	127,040
3 Month Euro Euribor	87	9/2020	EUR	24,853,110	56,646
3 Month Eurodollar	39	9/2020	USD	9,598,388	71,428
3 Month Sterling	55	9/2020	GBP	8,665,861	7,349
3 Month Euro Euribor	82	12/2020	EUR	23,421,274	55,447
3 Month Eurodollar	41	12/2020	USD	10,090,613	78,996
3 Month Sterling	67	12/2020	GBP	10,553,935	11,998
3 Month Euro Euribor	79	3/2021	EUR	22,559,906	38,816
3 Month Eurodollar	53	3/2021	USD	13,047,275	81,362
3 Month Sterling	62	3/2021	GBP	9,767,312	11,219
3 Month Euro Euribor	40	6/2021	EUR	11,419,894	8,599
3 Month Eurodollar	69	6/2021	USD	16,980,900	22,916
3 Month Sterling	63	6/2021	GBP	9,923,349	(394)

					6,555,037

Short Contracts
FTSE Bursa Malaysia KLCI Index	(137)	7/2019	MYR	(2,781,440)	(729)
HSCEI	(10)	7/2019	HKD	(693,511)	(8,507)
LME Aluminum Base Metal	(1)	7/2019	USD	(44,551)	1,904

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(1)	7/2019	USD	$ (44,629)	$ 2,153
LME Aluminum Base Metal	(1)	7/2019	USD	(44,492)	3,264
LME Aluminum Base Metal	(1)	7/2019	USD	(44,546)	1,921
LME Aluminum Base Metal	(1)	7/2019	USD	(44,641)	1,935
LME Aluminum Base Metal	(2)	7/2019	USD	(89,233)	4,471
LME Aluminum Base Metal	(2)	7/2019	USD	(89,306)	3,034
LME Aluminum Base Metal	(3)	7/2019	USD	(133,669)	5,870
LME Aluminum Base Metal	(3)	7/2019	USD	(133,669)	5,389
LME Aluminum Base Metal	(3)	7/2019	USD	(134,066)	3,393
LME Aluminum Base Metal	(4)	7/2019	USD	(178,804)	2,632
LME Aluminum Base Metal	(26)	7/2019	USD	(1,156,838)	73,711
LME Copper Base Metal	(1)	7/2019	USD	(149,741)	11,177
LME Copper Base Metal	(1)	7/2019	USD	(149,777)	9,382
LME Copper Base Metal	(1)	7/2019	USD	(149,785)	12,418
LME Copper Base Metal	(1)	7/2019	USD	(149,750)	11,235
LME Copper Base Metal	(1)	7/2019	USD	(149,748)	11,275
LME Copper Base Metal	(1)	7/2019	USD	(149,800)	13,572
LME Copper Base Metal	(1)	7/2019	USD	(149,793)	12,520
LME Copper Base Metal	(3)	7/2019	USD	(449,267)	30,038
LME Copper Base Metal	(3)	7/2019	USD	(448,650)	35,979
LME Copper Base Metal	(3)	7/2019	USD	(449,250)	35,041
LME Nickel Base Metal	(1)	7/2019	USD	(75,840)	2,351
LME Nickel Base Metal	(1)	7/2019	USD	(75,912)	(1,710)
LME Nickel Base Metal	(1)	7/2019	USD	(75,880)	(1,820)
LME Nickel Base Metal	(1)	7/2019	USD	(75,834)	216
LME Nickel Base Metal	(1)	7/2019	USD	(75,867)	(768)
LME Nickel Base Metal	(1)	7/2019	USD	(75,886)	(1,720)
LME Nickel Base Metal	(1)	7/2019	USD	(75,906)	(1,430)
LME Nickel Base Metal	(1)	7/2019	USD	(75,873)	(1,218)
LME Nickel Base Metal	(6)	7/2019	USD	(454,212)	16,530
LME Zinc Base Metal	(1)	7/2019	USD	(63,328)	5,765
LME Zinc Base Metal	(1)	7/2019	USD	(63,214)	5,362
LME Zinc Base Metal	(1)	7/2019	USD	(63,263)	5,453
LME Zinc Base Metal	(1)	7/2019	USD	(63,166)	6,218
LME Zinc Base Metal	(2)	7/2019	USD	(128,250)	16,544
MSCI Singapore Index	(30)	7/2019	SGD	(838,470)	(8,317)
MSCI Taiwan Index	(101)	7/2019	USD	(3,903,650)	(11,451)
Natural Gas	(231)	7/2019	USD	(5,331,480)	63,602
NY Harbor ULSD	(26)	7/2019	USD	(2,117,825)	(87,942)
RBOB Gasoline	(2)	7/2019	USD	(159,314)	(17,362)
SGX NIFTY 50 Index	(58)	7/2019	USD	(1,373,208)	1,462
WTI Crude Oil	(121)	7/2019	USD	(7,074,870)	(530,941)
Lean Hogs	(11)	8/2019	USD	(334,400)	28,844
Live Cattle	(27)	8/2019	USD	(1,126,980)	9,809
LME Aluminum Base Metal	(1)	8/2019	USD	(44,808)	894
LME Aluminum Base Metal	(1)	8/2019	USD	(44,819)	109
LME Aluminum Base Metal	(1)	8/2019	USD	(44,825)	(260)
LME Aluminum Base Metal	(2)	8/2019	USD	(89,571)	910
LME Aluminum Base Metal	(2)	8/2019	USD	(89,813)	57
LME Aluminum Base Metal	(2)	8/2019	USD	(89,628)	3,163
LME Aluminum Base Metal	(2)	8/2019	USD	(89,610)	643
LME Aluminum Base Metal	(2)	8/2019	USD	(89,663)	(194)
LME Aluminum Base Metal	(3)	8/2019	USD	(133,524)	1,477
LME Aluminum Base Metal	(4)	8/2019	USD	(178,900)	492
LME Aluminum Base Metal	(4)	8/2019	USD	(179,175)	831

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(7)	8/2019	USD	$ (314,431)	$ (1,327)
LME Copper Base Metal	(1)	8/2019	USD	(149,858)	870
LME Copper Base Metal	(1)	8/2019	USD	(149,864)	1,103
LME Copper Base Metal	(1)	8/2019	USD	(149,870)	1,341
LME Copper Base Metal	(1)	8/2019	USD	(149,826)	4,799
LME Copper Base Metal	(1)	8/2019	USD	(149,850)	942
LME Copper Base Metal	(1)	8/2019	USD	(149,838)	(1,260)
LME Copper Base Metal	(1)	8/2019	USD	(149,832)	4,036
LME Copper Base Metal	(1)	8/2019	USD	(149,859)	1,444
LME Copper Base Metal	(3)	8/2019	USD	(449,511)	9,055
LME Copper Base Metal	(4)	8/2019	USD	(599,196)	19,600
LME Copper Base Metal	(8)	8/2019	USD	(1,199,000)	13,075
LME Copper Base Metal	(12)	8/2019	USD	(1,798,800)	(28,636)
LME Copper Base Metal	(15)	8/2019	USD	(2,248,635)	(59,552)
LME Copper Base Metal	(24)	8/2019	USD	(3,596,316)	(56,746)
LME Nickel Base Metal	(1)	8/2019	USD	(75,971)	(3,894)
LME Nickel Base Metal	(1)	8/2019	USD	(76,070)	(4,907)
LME Nickel Base Metal	(1)	8/2019	USD	(76,010)	(5,047)
LME Nickel Base Metal	(1)	8/2019	USD	(75,965)	(3,615)
LME Nickel Base Metal	(1)	8/2019	USD	(75,925)	(2,599)
LME Nickel Base Metal	(2)	8/2019	USD	(151,955)	(9,542)
LME Zinc Base Metal	(1)	8/2019	USD	(62,743)	2,517
LME Zinc Base Metal	(1)	8/2019	USD	(62,675)	1,696
LME Zinc Base Metal	(1)	8/2019	USD	(62,625)	1,309
LME Zinc Base Metal	(1)	8/2019	USD	(62,765)	2,596
LME Zinc Base Metal	(1)	8/2019	USD	(62,581)	300
LME Zinc Base Metal	(1)	8/2019	USD	(62,698)	1,459
LME Zinc Base Metal	(2)	8/2019	USD	(125,126)	1,744
Low Sulphur Gasoil	(74)	8/2019	USD	(4,421,500)	(228,223)
3 Month Canadian Bankers Acceptance	(4)	9/2019	CAD	(748,692)	97
3 Month Euro Euribor	(54)	9/2019	EUR	(15,417,625)	(4,558)
3 Month Sterling	(92)	9/2019	GBP	(14,489,780)	(3,567)
Canada 10 Year Bond	(158)	9/2019	CAD	(17,244,809)	(74,133)
Copper	(67)	9/2019	USD	(4,545,113)	(27,070)
DAX Index	(50)	9/2019	EUR	(17,607,992)	(224,200)
FTSE 100 Index	(79)	9/2019	GBP	(7,393,026)	(8,245)
FTSE/JSE Top 40 Index	(114)	9/2019	ZAR	(4,243,698)	35,235
FTSE/MIB Index	(48)	9/2019	EUR	(5,773,557)	(87,020)
KC HRW Wheat	(8)	9/2019	USD	(184,600)	4,609
LME Aluminum Base Metal	(1)	9/2019	USD	(45,000)	347
LME Aluminum Base Metal	(1)	9/2019	USD	(44,996)	527
LME Aluminum Base Metal	(1)	9/2019	USD	(44,969)	78
LME Aluminum Base Metal	(1)	9/2019	USD	(45,036)	(400)
LME Aluminum Base Metal	(1)	9/2019	USD	(45,033)	(375)
LME Aluminum Base Metal	(1)	9/2019	USD	(44,969)	(472)
LME Aluminum Base Metal	(1)	9/2019	USD	(45,031)	(361)
LME Aluminum Base Metal	(4)	9/2019	USD	(179,925)	(1,837)
LME Aluminum Base Metal	(4)	9/2019	USD	(179,963)	25
LME Aluminum Base Metal	(4)	9/2019	USD	(179,875)	(885)
LME Aluminum Base Metal	(8)	9/2019	USD	(360,000)	(5,622)
LME Aluminum Base Metal	(57)	9/2019	USD	(2,565,356)	(8,472)
LME Copper Base Metal	(1)	9/2019	USD	(149,960)	(4,357)
LME Copper Base Metal	(1)	9/2019	USD	(149,949)	(3,751)
LME Copper Base Metal	(1)	9/2019	USD	(149,833)	(1,142)
LME Copper Base Metal	(2)	9/2019	USD	(299,700)	(3,107)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(4)	9/2019	USD	$ (599,300)	$ (312)
LME Copper Base Metal	(9)	9/2019	USD	(1,348,538)	(221)
LME Copper Base Metal	(65)	9/2019	USD	(9,743,500)	(206,865)
LME Nickel Base Metal	(2)	9/2019	USD	(152,376)	(8,025)
LME Nickel Base Metal	(3)	9/2019	USD	(228,474)	(8,454)
LME Nickel Base Metal	(10)	9/2019	USD	(762,300)	(39,838)
LME Zinc Base Metal	(1)	9/2019	USD	(62,530)	336
LME Zinc Base Metal	(1)	9/2019	USD	(62,531)	462
LME Zinc Base Metal	(1)	9/2019	USD	(62,559)	(699)
LME Zinc Base Metal	(1)	9/2019	USD	(62,545)	290
LME Zinc Base Metal	(1)	9/2019	USD	(62,536)	(628)
LME Zinc Base Metal	(2)	9/2019	USD	(125,058)	(1,172)
LME Zinc Base Metal	(15)	9/2019	USD	(937,875)	3,469
Long Gilt	(694)	9/2019	GBP	(114,839,290)	(885,896)
MEX BOLSA Index	(44)	9/2019	MXN	(1,001,211)	5,620
MSCI Emerging Markets E-Mini Index	(3)	9/2019	USD	(158,010)	(7,183)
Nikkei 225 Index	(14)	9/2019	JPY	(2,760,655)	(22,995)
S&P 500 E-Mini Index	(618)	9/2019	USD	(90,975,780)	(1,453,271)
SET50 Index	(34)	9/2019	THB	(254,594)	(1,879)
TOPIX Index	(119)	9/2019	JPY	(17,119,046)	24,185
U.S. Treasury 10 Year Note	(348)	9/2019	USD	(44,533,125)	(378,577)
U.S. Treasury 2 Year Note	(243)	9/2019	USD	(52,288,664)	(64,025)
U.S. Treasury 5 Year Note	(34)	9/2019	USD	(4,017,313)	(10,032)
Platinum	(16)	10/2019	USD	(672,880)	(23,609)
Soybean	(138)	11/2019	USD	(6,368,700)	(126,615)
3 Month Euro Euribor	(120)	12/2019	EUR	(34,275,034)	(8,344)
3 Month Sterling	(398)	12/2019	GBP	(62,665,093)	(4,310)
Cotton No. 2	(10)	12/2019	USD	(330,400)	1,834
Soybean Meal	(2)	12/2019	USD	(64,580)	228
Soybean Oil	(14)	12/2019	USD	(242,172)	(5,113)
3 Month Euro Euribor	(128)	3/2020	EUR	(36,565,495)	(8,525)
3 Month Sterling	(415)	3/2020	GBP	(65,371,389)	(4,018)
3 Month Euro Euribor	(69)	6/2020	EUR	(19,712,068)	(3,584)
3 Month Sterling	(331)	6/2020	GBP	(52,150,098)	(3,925)

					(4,209,132)

					$2,345,905

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	78,806,491	USD	54,807,976	CITI	9/18/2019	$650,435
AUD	78,806,509	USD	54,808,057	JPMC	9/18/2019	650,366
BRL	78,631,500	USD	19,901,153	CITI**	9/18/2019	420,523
BRL	78,631,500	USD	19,901,178	JPMC**	9/18/2019	420,498
CAD	83,806,997	USD	62,733,652	CITI	9/18/2019	1,355,981
CAD	83,807,003	USD	62,733,651	JPMC	9/18/2019	1,355,986
CHF	45,479,493	USD	46,073,580	CITI	9/18/2019	850,590
CHF	45,479,507	USD	46,073,666	JPMC	9/18/2019	850,517
CNY	24,410,812	USD	3,522,936	CITI**	9/18/2019	28,233

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CNY	24,410,812	USD	3,522,941	JPMC**	9/18/2019	$ 28,229
COP	410,381,500	USD	123,150	CITI**	9/18/2019	3,941
COP	410,381,500	USD	123,150	JPMC**	9/18/2019	3,941
CZK	184,500,000	USD	8,110,023	CITI	9/18/2019	150,272
CZK	184,500,000	USD	8,110,033	JPMC	9/18/2019	150,262
EUR	53,584,478	USD	60,540,686	CITI	9/18/2019	773,615
EUR	52,260,000	USD	59,044,160	JPMC	9/18/2019	754,602
GBP	17,832,666	USD	22,606,493	CITI	9/18/2019	120,777
GBP	17,820,652	USD	22,591,300	JPMC	9/18/2019	120,657
HKD	88,169,512	USD	11,255,067	CITI	9/18/2019	35,790
HKD	88,169,488	USD	11,255,078	JPMC	9/18/2019	35,776
HUF	806,650,000	USD	2,820,179	CITI	9/18/2019	33,017
HUF	806,650,000	USD	2,820,182	JPMC	9/18/2019	33,012
IDR	34,527,521,713	USD	2,375,812	CITI**	9/18/2019	43,739
IDR	34,527,521,719	USD	2,375,815	JPMC**	9/18/2019	43,736
ILS	305,500	USD	85,349	CITI	9/18/2019	673
ILS	305,500	USD	85,349	JPMC	9/18/2019	673
INR	896,266,496	USD	12,716,592	CITI**	9/18/2019	144,769
INR	896,266,504	USD	12,716,608	JPMC**	9/18/2019	144,753
JPY	4,154,784,856	USD	38,332,430	CITI	9/18/2019	429,261
JPY	4,154,784,858	USD	38,332,478	JPMC	9/18/2019	429,213
KRW	27,831,138,000	USD	23,608,992	CITI**	9/18/2019	492,245
KRW	27,831,138,000	USD	23,609,012	JPMC**	9/18/2019	492,225
MXN	635,218,757	USD	32,108,907	CITI	9/18/2019	548,628
MXN	634,859,940	USD	32,090,518	JPMC	9/18/2019	548,570
NOK	122,993,000	USD	14,146,766	CITI	9/18/2019	303,000
NOK	122,993,000	USD	14,146,783	JPMC	9/18/2019	302,983
NZD	19,363,006	USD	12,751,407	CITI	9/18/2019	276,042
NZD	19,362,994	USD	12,751,415	JPMC	9/18/2019	276,026
PHP	64,958,508	USD	1,236,695	CITI**	9/18/2019	26,180
PHP	64,958,492	USD	1,236,697	JPMC**	9/18/2019	26,178
PLN	66,445,516	USD	17,399,083	CITI	9/18/2019	429,202
PLN	66,445,484	USD	17,399,097	JPMC	9/18/2019	429,180
SEK	171,323,500	USD	18,063,672	CITI	9/18/2019	490,394
SEK	171,323,500	USD	18,063,695	JPMC	9/18/2019	490,373
SGD	22,765,000	USD	16,576,191	CITI	9/18/2019	269,677
SGD	22,765,000	USD	16,576,212	JPMC	9/18/2019	269,657
THB	35,235,500	USD	1,104,629	CITI	9/18/2019	46,490
THB	35,235,500	USD	1,104,630	JPMC	9/18/2019	46,488
TWD	63,642,500	USD	2,037,084	CITI**	9/18/2019	25,561
TWD	63,642,500	USD	2,037,086	JPMC**	9/18/2019	25,559
USD	1,360,364	BRL	5,250,000	CITI**	9/18/2019	3,544
USD	1,360,362	BRL	5,250,000	JPMC**	9/18/2019	3,542
USD	34,112	COP	109,779,000	CITI**	9/18/2019	115
USD	34,112	COP	109,779,000	JPMC**	9/18/2019	115
USD	29,892,829	GBP	23,405,217	CITI	9/18/2019	63,490
USD	29,893,116	GBP	23,405,214	JPMC	9/18/2019	63,780
USD	398,294	HKD	3,108,000	CITI	9/18/2019	288
USD	398,294	HKD	3,108,000	JPMC	9/18/2019	288
USD	203,669	JPY	21,679,500	CITI	9/18/2019	1,412
USD	203,669	JPY	21,679,500	JPMC	9/18/2019	1,412
USD	16,830	KRW	19,381,500	CITI**	9/18/2019	46
USD	16,830	KRW	19,381,500	JPMC**	9/18/2019	46
USD	12,667,418	MXN	245,778,780	CITI	9/18/2019	31,568
USD	12,667,399	MXN	245,778,789	JPMC	9/18/2019	31,550
USD	247,331	PLN	921,500	CITI	9/18/2019	80
USD	247,331	PLN	921,500	JPMC	9/18/2019	80

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
ZAR	88,348,000	USD	6,041,812	CITI	9/18/2019	$ 168,426
ZAR	88,348,000	USD	6,041,819	JPMC	9/18/2019	168,419
CLP	301,194,000	USD	429,383	CITI**	9/23/2019	15,295
CLP	301,194,000	USD	429,384	JPMC**	9/23/2019	15,295

Total unrealized appreciation						16,447,286

BRL	1,783,000	USD	462,368	CITI**	9/18/2019	(1,566)
BRL	1,783,000	USD	462,369	JPMC**	9/18/2019	(1,566)
CHF	3,666,000	USD	3,786,230	CITI	9/18/2019	(3,778)
CHF	3,666,000	USD	3,786,234	JPMC	9/18/2019	(3,781)
CNY	2,129,000	USD	309,988	CITI**	9/18/2019	(271)
CNY	2,129,000	USD	309,989	JPMC**	9/18/2019	(272)
COP	78,722,500	USD	24,604	CITI**	9/18/2019	(225)
COP	78,722,500	USD	24,605	JPMC**	9/18/2019	(225)
EUR	6,716,000	USD	7,699,084	CITI	9/18/2019	(14,267)
EUR	6,716,000	USD	7,699,094	JPMC	9/18/2019	(14,277)
GBP	4,511,346	USD	5,765,740	CITI	9/18/2019	(16,148)
GBP	4,504,338	USD	5,756,798	JPMC	9/18/2019	(16,137)
HUF	183,623,500	USD	651,715	CITI	9/18/2019	(2,222)
HUF	183,623,500	USD	651,716	JPMC	9/18/2019	(2,222)
IDR	2,865,678,500	USD	201,137	CITI**	9/18/2019	(322)
IDR	2,865,678,500	USD	201,137	JPMC**	9/18/2019	(322)
JPY	308,521,980	USD	2,882,917	CITI	9/18/2019	(4,589)
JPY	308,521,980	USD	2,882,921	JPMC	9/18/2019	(4,592)
KRW	147,095,500	USD	127,764	CITI**	9/18/2019	(382)
KRW	147,095,500	USD	127,764	JPMC**	9/18/2019	(382)
MXN	259,648,237	USD	13,386,168	CITI	9/18/2019	(37,268)
MXN	260,007,074	USD	13,404,638	JPMC	9/18/2019	(37,291)
NOK	10,879,000	USD	1,282,252	CITI	9/18/2019	(4,139)
NOK	10,879,000	USD	1,282,254	JPMC	9/18/2019	(4,141)
SEK	50,329,500	USD	5,473,057	CITI	9/18/2019	(22,450)
SEK	50,329,500	USD	5,473,064	JPMC	9/18/2019	(22,458)
SGD	99,000	USD	73,288	CITI	9/18/2019	(29)
SGD	99,000	USD	73,289	JPMC	9/18/2019	(30)
TWD	39,724,000	USD	1,289,263	CITI**	9/18/2019	(1,812)
TWD	39,724,000	USD	1,289,201	JPMC**	9/18/2019	(1,750)
USD	49,931,029	AUD	72,058,500	CITI	9/18/2019	(778,624)
USD	49,931,192	AUD	72,058,500	JPMC	9/18/2019	(778,462)
USD	31,247,263	BRL	123,467,004	CITI**	9/18/2019	(661,789)
USD	31,247,222	BRL	123,466,996	JPMC**	9/18/2019	(661,828)
USD	26,596,335	CAD	35,345,490	CITI	9/18/2019	(433,383)
USD	26,594,983	CAD	35,343,510	JPMC	9/18/2019	(433,221)
USD	77,366,771	CHF	76,610,990	CITI	9/18/2019	(1,677,802)
USD	77,366,694	CHF	76,611,010	JPMC	9/18/2019	(1,677,899)
USD	10,136,038	CNY	70,334,496	CITI**	9/18/2019	(95,892)
USD	10,136,027	CNY	70,334,504	JPMC**	9/18/2019	(95,905)
USD	352,722	COP	1,169,593,712	CITI**	9/18/2019	(9,488)
USD	352,722	COP	1,169,593,712	JPMC**	9/18/2019	(9,488)
USD	83,430,489	EUR	73,815,229	CITI	9/18/2019	(1,032,950)
USD	83,430,413	EUR	73,815,254	JPMC	9/18/2019	(1,033,054)
USD	17,062,809	GBP	13,435,287	CITI	9/18/2019	(60,115)
USD	17,046,266	GBP	13,422,282	JPMC	9/18/2019	(60,083)
USD	4,562,774	HKD	35,721,250	CITI	9/18/2019	(11,636)
USD	4,562,768	HKD	35,721,250	JPMC	9/18/2019	(11,642)
USD	10,086,166	HUF	2,909,393,490	CITI	9/18/2019	(204,626)
USD	10,086,154	HUF	2,909,393,494	JPMC	9/18/2019	(204,639)
USD	926,469	IDR	13,740,689,500	CITI**	9/18/2019	(36,424)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	926,467	IDR	13,740,689,500	JPMC**	9/18/2019	$ (36,425)
USD	4,267,741	ILS	15,287,005	CITI	9/18/2019	(36,751)
USD	4,267,733	ILS	15,286,996	JPMC	9/18/2019	(36,757)
USD	6,572,699	INR	462,689,000	CITI**	9/18/2019	(66,855)
USD	6,572,383	INR	462,689,000	JPMC**	9/18/2019	(67,172)
USD	294,499	JPY	31,674,500	CITI	9/18/2019	(1,005)
USD	294,499	JPY	31,674,500	JPMC	9/18/2019	(1,006)
USD	43,656,960	KRW	51,610,017,175	CITI**	9/18/2019	(1,036,334)
USD	43,656,905	KRW	51,610,017,178	JPMC**	9/18/2019	(1,036,388)
USD	6,131,931	MXN	120,667,212	CITI	9/18/2019	(71,748)
USD	6,131,925	MXN	120,667,219	JPMC	9/18/2019	(71,756)
USD	5,248,038	NOK	45,641,497	CITI	9/18/2019	(114,129)
USD	5,248,032	NOK	45,641,504	JPMC	9/18/2019	(114,135)
USD	16,795,203	NZD	25,627,497	CITI	9/18/2019	(447,001)
USD	16,795,187	NZD	25,627,505	JPMC	9/18/2019	(447,022)
USD	589,668	PHP	31,197,000	CITI**	9/18/2019	(16,841)
USD	589,667	PHP	31,197,000	JPMC**	9/18/2019	(16,842)
USD	1,806,300	PLN	6,779,988	CITI	9/18/2019	(12,868)
USD	1,806,304	PLN	6,780,012	JPMC	9/18/2019	(12,871)
USD	52,634,771	SEK	498,908,487	CITI	9/18/2019	(1,396,238)
USD	52,634,708	SEK	498,908,511	JPMC	9/18/2019	(1,396,303)
USD	17,165,393	SGD	23,493,004	CITI	9/18/2019	(219,190)
USD	17,165,366	SGD	23,492,996	JPMC	9/18/2019	(219,212)
USD	154,177	THB	4,819,500	CITI	9/18/2019	(3,273)
USD	154,177	THB	4,819,500	JPMC	9/18/2019	(3,273)
USD	10,982,228	TWD	345,053,497	CITI**	9/18/2019	(200,915)
USD	10,982,215	TWD	345,053,503	JPMC**	9/18/2019	(200,929)
USD	7,931,096	ZAR	117,348,509	CITI	9/18/2019	(317,672)
USD	7,931,085	ZAR	117,348,488	JPMC	9/18/2019	(317,682)
USD	8,296,450	CLP	5,792,215,944	CITI**	9/23/2019	(255,091)
USD	8,296,440	CLP	5,792,215,976	JPMC**	9/23/2019	(255,101)

Total unrealized depreciation						(18,616,649)

Net unrealized depreciation						$(2,169,363)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at June 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.00% to 1.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	24-25 months maturity ranging from 09/25/2020 - 07/26/2021	$1,806,552	$14,292	$18,349	$32,641

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 09/25/2020	$495,338	$(9,466)	$1,376,045	$1,366,579

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.25%), which is denominated in USD based on the local currencies of the positions within the swap.	61-65 months maturity 07/11/2024	$773,560	$(23,384)	$(139,819)	$(163,203)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 05/23/2022	$3,611,976	$(159,939)	$(24,577)	$(184,516)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Canadian Dollar Offered Rate (“CDOR”) plus or minus a specified spread (0.30%), which is denominated in CAD based on the local currencies of the positions within the swap.	20 months maturity 01/14/2021	$3,692,415	$100,599	$12,656	$113,255

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	20-22 months maturity 01/14/2021	$5,291,359	$445,238	$11,755	$456,993

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	20-22 months maturity 01/14/2021	$5,374,788	$(512,185)	$(5,959)	$(518,144)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (0.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	19-23 months maturity 01/14/2021	$598,601	$(5,758)	$200	$(5,558)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 02/20/2020	$62,748	$1,059	$235	$1,294

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.40% to 0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	61-85 months maturity ranging from 12/19/2019 - 01/10/2024	$61,354,141	$(3,651,638)	$(697,157)	$(4,348,795)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
France
Aeroports de Paris	2,200	$388,153	$(74,468)	1.7%
Air France-KLM	42,025	403,779	(56,120)	1.3
Alstom SA	12,289	569,602	38,893	(0.9)
Amundi SA	9,023	629,984	85,906	(2.0)
Capgemini SE	1,286	159,892	9,794	(0.2)
Carrefour SA	23,608	455,650	(7,877)	0.2
Casino Guichard Perrachon SA	12,513	426,128	(76,030)	1.7

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
Cie Generale des Etablissements Michelin SCA	1,187	$150,086	$(837)	0.0%
CNP Assurances	64,401	1,461,798	136,520	(3.1)
Dassault Systemes SE	4,669	744,730	48,224	(1.1)
Electricite de France SA	117,930	1,486,845	(315,779)	7.3
Eutelsat Communications SA	94,071	1,756,879	(105,161)	2.4
Faurecia SA	26,759	1,241,132	(424,168)	9.8
Ipsen SA	9,851	1,343,634	(93,961)	2.2
Kering SA	3,808	2,247,569	34,668	(0.8)
Natixis SA	36,217	145,831	(6,437)	0.1
Orange SA	59,465	937,947	(17,371)	0.4
Peugeot SA	337,307	8,301,956	457,997	(10.5)
SCOR SE	8,875	389,069	344	(0.0)
Suez	14,518	209,486	7,082	(0.2)
Teleperformance	7,506	1,503,194	386,835	(8.9)
Thales SA	4,074	503,229	71,144	(1.6)
TOTAL SA	16,100	903,110	6,794	(0.2)
Veolia Environnement SA	8,059	196,240	5,587	(0.1)
Vivendi SA	20,821	571,384	(8,491)	0.2

Luxembourg
SES SA	124,247	1,940,297	(288,071)	6.6

Short Positions

Common Stock
France
Altran Technologies SA	(126,672)	(2,010,256)	(927,755)	21.3
AXA SA	(26,740)	(702,238)	(7,616)	0.2
BNP Paribas SA	(15,369)	(728,572)	48,834	(1.1)
Bollore SA	(238,612)	(1,052,857)	(159,776)	3.7
Cie Plastic Omnium SA	(20,789)	(540,634)	21,958	(0.5)
Credit Agricole SA	(16,652)	(198,704)	(3,657)	0.1
Edenred	(18,643)	(950,131)	(451,317)	10.4
Elior Group SA	(49,318)	(678,313)	14,826	(0.3)
EssilorLuxottica SA	(23,477)	(3,059,567)	(199,992)	4.6
Getlink SE	(104,842)	(1,679,411)	(518,872)	11.9
Iliad SA	(28,711)	(3,224,171)	1,105,306	(25.4)
Imerys SA	(3,147)	(166,775)	7,110	(0.2)
Ingenico Group SA	(17,870)	(1,581,519)	(376,565)	8.7
JCDecaux SA	(44,379)	(1,343,849)	166,413	(3.8)
LVMH Moet Hennessy Louis Vuitton SE	(823)	(349,878)	(26,075)	0.6
Publicis Groupe SA	(2,887)	(152,378)	10,493	(0.2)
Remy Cointreau SA	(33,164)	(4,780,372)	(1,819,465)	41.8
Renault SA	(21,771)	(1,368,684)	(32,780)	0.8
Societe BIC SA	(6,385)	(486,378)	65,652	(1.5)
Societe Generale SA	(19,487)	(491,840)	(1,986)	0.0
SPIE SA	(18,940)	(351,397)	(52,145)	1.2
Ubisoft Entertainment SA	(5,490)	(429,365)	9,727	(0.2)
Valeo SA	(105,189)	(3,424,527)	(207,374)	4.8
Worldline SA	(6,529)	(474,361)	(70,885)	1.6

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.90% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	85 months maturity 12/19/2019	$127,512,121	$(1,297,494)	$1,239,009	$(58,485)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
BHP Group plc	59,372	$1,518,401	$269,030	(460.0)%
Rio Tinto plc	29,850	1,847,509	351,799	(601.5)

Netherlands
Royal Dutch Shell plc	54,072	1,764,780	114,288	(195.4)

Russia
Evraz plc	313,180	2,651,804	675,966	(1155.8)

South Africa
Anglo American plc	53,425	1,526,268	295,811	(505.8)
Investec plc	389,638	2,532,895	(184,899)	316.1

Switzerland
Glencore plc	324,080	1,121,617	(17,879)	30.6
IWG plc	442,429	1,911,828	566,825	(969.2)

United Kingdom
Bellway plc	41,826	1,479,341	(128,628)	219.9
BP plc	333,273	2,321,836	109,509	(187.2)
BT Group plc	687,491	1,718,957	(171,111)	292.6
Close Brothers Group plc	128,877	2,313,056	(43,168)	73.8
Direct Line Insurance Group plc	366,590	1,545,280	(16,950)	29.0
Dixons Carphone plc	1,126,182	1,565,355	(1,263,149)	2159.8
Drax Group plc	633,245	2,091,613	(978,299)	1672.7
Inchcape plc	350,728	2,748,536	(303,819)	519.5
Inmarsat plc	243,847	1,689,016	31,035	(53.1)
Intermediate Capital Group plc	161,095	2,825,704	1,397,638	(2389.7)
Man Group PLC/Jersey	1,038,849	2,053,997	(426,275)	728.9
Moneysupermarket.com Group plc	312,770	1,638,463	460,358	(787.1)
Persimmon plc	51,009	1,295,882	(254,265)	434.8
Royal Mail plc	473,005	1,274,411	(949,293)	1623.1
Smith & Nephew plc	76,943	1,670,788	378,774	(647.6)
Standard Life Aberdeen plc	340,822	1,275,205	(277,772)	474.9
Tate & Lyle plc	279,076	2,616,200	147,530	(252.3)
Taylor Wimpey plc	578,405	1,160,658	(110,080)	188.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
South Africa
Old Mutual Ltd.	(896,600)	$(1,340,716)	$279,426	(477.8	) %

United Arab Emirates
NMC Health plc	(81,059)	(2,480,059)	517,368	(884.6)

United Kingdom
Admiral Group plc	(68,265)	(1,914,226)	(68,039)	116.3
Aggreko plc	(221,107)	(2,219,798)	375,572	(642.2)
Babcock International Group plc	(385,776)	(2,245,677)	1,059,657	(1811.8)
Capita plc	(924,323)	(1,239,424)	157,470	(269.2)
easyJet plc	(92,130)	(1,115,462)	(15,732)	26.9
Greene King plc	(208,608)	(1,636,217)	(254,240)	434.7
Hargreaves Lansdown plc	(185,584)	(4,534,416)	(1,594,881)	2727.0
John Wood Group plc	(675,329)	(3,888,527)	1,370,294	(2343.0)
Jupiter Fund Management plc	(317,334)	(1,703,177)	(214,265)	366.4
Just Eat plc	(175,275)	(1,390,055)	32,115	(54.9)
Kingfisher plc	(372,830)	(1,016,216)	156,949	(268.4)
Merlin Entertainments plc	(530,428)	(3,032,011)	(587,573)	1004.7
Micro Focus International plc	(148,399)	(3,902,893)	(954,077)	1631.3
Pearson plc	(156,832)	(1,631,689)	(122,714)	209.8
Prudential plc	(48,072)	(1,049,459)	(49,569)	84.8
Rightmove plc	(161,450)	(1,098,352)	(192,059)	328.4
Rotork plc	(311,037)	(1,250,431)	(268,808)	459.6
Schroders plc	(37,849)	(1,468,290)	(38,426)	65.7
Severn Trent plc	(56,823)	(1,478,239)	(52,879)	90.4
SSE plc	(89,095)	(1,269,902)	(40,352)	69.0
St James’s Place plc	(100,975)	(1,409,856)	(75,973)	129.9
Weir Group plc (The)	(79,985)	(1,573,813)	263,003	(449.7)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-1.05% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/13/2023 - 06/27/2024	$70,383,453	$(3,912,160)	$(1,206,496)	$(5,118,656)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
China
Anhui Conch Cement Co. Ltd.	164,500	$1,029,328	$58,722	(1.1)%
ANTA Sports Products Ltd.	123,000	848,356	87,369	(1.7)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
China (continued)
BAIC Motor Corp. Ltd.	1,288,000	$808,284	$43,159	(0.8	) %
Beijing Capital International Airport Co. Ltd.	1,966,000	1,722,949	(346,768)	6.8
Beijing Enterprises Holdings Ltd.	165,500	841,274	(69,387)	1.4
China Longyuan Power Group Corp. Ltd.	1,176,000	755,647	(97,546)	1.9
China Medical System Holdings Ltd.	1,212,000	1,113,008	(245,096)	4.8
China Mobile Ltd.	176,500	1,606,797	(250,449)	4.9
China Resources Power Holdings Co. Ltd.	710,000	1,035,637	(226,008)	4.4
China Telecom Corp. Ltd.	1,330,000	669,719	(5,649)	0.1
CITIC Ltd.	774,000	1,114,016	(42,998)	0.8
CSPC Pharmaceutical Group Ltd.	610,000	983,838	(150,342)	2.9
Far East Horizon Ltd.	1,203,000	1,230,544	(13,926)	0.3
Guangdong Investment Ltd.	480,000	949,058	67,372	(1.3)
Haitian International Holdings Ltd.	331,000	686,875	(226,390)	4.4
New China Life Insurance Co. Ltd.	204,900	997,018	(80,451)	1.6
PICC Property & Casualty Co. Ltd.	1,112,999	1,200,923	(27,456)	0.5
Shandong Weigao Group Medical Polymer Co. Ltd.	1,092,000	990,917	66,499	(1.3)
Sinopec Engineering Group Co. Ltd.	1,509,500	1,279,363	(244,789)	4.8
Sinopec Shanghai Petrochemical Co. Ltd.	1,915,000	762,619	(433,069)	8.5
Tencent Holdings Ltd.	16,000	723,831	(69,538)	1.4
Uni-President China Holdings Ltd.	855,000	952,385	111,782	(2.2)
Weichai Power Co. Ltd.	648,000	1,096,047	59,280	(1.2)
Zhejiang Expressway Co. Ltd.	886,000	933,825	112,056	(2.2)

Hong Kong
Haier Electronics Group Co. Ltd.	320,000	887,942	(65,171)	1.3
Kingboard Laminates Holdings Ltd.	723,500	663,817	(14,241)	0.3

Short Positions

Common Stock
China
BBMG Corp.	(4,974,000)	(1,597,280)	45,608	(0.9)
Beijing Enterprises Water Group Ltd.	(2,342,000)	(1,391,970)	(186,317)	3.6
Brilliance China Automotive Holdings Ltd.	(1,202,000)	(1,329,281)	222,853	(4.4)
BYD Co. Ltd.	(122,500)	(740,694)	(20,321)	0.4
CGN Power Co. Ltd.	(4,286,000)	(1,179,628)	(42,416)	0.8
China International Capital Corp. Ltd.	(412,800)	(833,232)	(123,671)	2.4
China Merchants Bank Co. Ltd.	(133,000)	(660,002)	(149,002)	2.9
China Minsheng Banking Corp. Ltd.	(1,040,900)	(720,726)	(62,698)	1.2
China Molybdenum Co. Ltd.	(2,571,000)	(815,405)	249,885	(4.9)
China Oilfield Services Ltd.	(706,000)	(700,406)	(48,547)	0.9
China Pacific Insurance Group Co. Ltd.	(260,600)	(1,019,269)	(114,094)	2.2
China Resources Beer Holdings Co. Ltd.	(200,000)	(950,165)	(252,304)	4.9
China Southern Airlines Co. Ltd.	(1,206,000)	(837,935)	98,265	(1.9)
China State Construction International Holdings Ltd.	(938,000)	(963,480)	47,291	(0.9)
COSCO SHIPPING Energy Transportation Co. Ltd.	(1,494,000)	(882,642)	(77,057)	1.5
Guangzhou Automobile Group Co. Ltd.	(1,286,000)	(1,374,057)	(45,368)	0.9
Huatai Securities Co. Ltd.	(440,000)	(757,361)	32,140	(0.6)
Kunlun Energy Co. Ltd.	(750,000)	(654,847)	8,787	(0.2)
Ping An Insurance Group Co. of China Ltd.	(137,000)	(1,647,408)	(383,292)	7.5
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(413,500)	(1,252,393)	188,967	(3.7)
Sunny Optical Technology Group Co. Ltd.	(81,300)	(841,722)	(44,799)	0.9
Xinyi Solar Holdings Ltd.	(1,442,000)	(712,521)	(35,070)	0.7
Yanzhou Coal Mining Co. Ltd.	(800,000)	(748,083)	(52,457)	1.0

Hong Kong
China Gas Holdings Ltd.	(323,800)	(1,203,242)	(100,640)	2.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the TIIE plus or minus a specified spread (-0.05% to 0.05%), which is denominated in MXN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/12/2023 - 05/07/2024	$7,957,021	$(184,629)	$(15,224)	$(199,853)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Mexico
Alfa SAB de CV	1,103,400	$1,084,214	$(238,239)	119.2%
Arca Continental SAB de CV	339,500	1,836,904	(268,345)	134.3
Gruma SAB de CV	143,835	1,349,941	(344,815)	172.5
Wal-Mart de Mexico SAB de CV	230,700	629,824	33,602	(16.8)

Short Positions

Common Stock
Mexico
Alsea SAB de CV	(328,900)	(647,390)	287,450	(143.8)
El Puerto de Liverpool SAB de CV	(143,040)	(796,441)	222,383	(111.3)
Grupo Mexico SAB de CV	(60,600)	(160,926)	7,474	(3.7)
Industrias Penoles SAB de CV	(12,915)	(167,075)	(10,674)	5.3
Infraestructura Energetica Nova SAB de CV	(266,900)	(1,048,341)	152,975	(76.5)
Kimberly-Clark de Mexico SAB de CV	(126,900)	(235,965)	(26,440)	13.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the WIBOR plus or minus a specified spread (-0.08% to 0.07%), which is denominated in PLN based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 03/21/2024	$8,219,214	$(992,770)	$(161,865)	$(1,154,635)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Poland
Grupa Lotos SA	10,059	$228,282	$(33,401)	2.9%
Jastrzebska Spolka Weglowa SA	52,645	666,735	(498,543)	43.2
KGHM Polska Miedz SA	23,714	658,396	(8,864)	0.8
PGE Polska Grupa Energetyczna SA	489,004	1,257,647	(48,445)	4.2
Polskie Gornictwo Naftowe i Gazownictwo SA	925,472	1,317,159	(213,103)	18.5
Powszechny Zaklad Ubezpieczen SA	3,170	37,098	(496)	0.0

Short Positions

Common Stock
Poland
CCC SA	(36,567)	(1,651,028)	255,631	(22.1)
CD Projekt SA	(2,324)	(134,516)	(40,451)	3.5
Dino Polska SA	(20,023)	(701,581)	(233,023)	20.2
Orange Polska SA	(661,287)	(1,185,659)	(157,395)	13.6
Santander Bank Polska SA	(3,833)	(381,113)	(14,680)	1.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-1.60% to 0.08%), which is denominated in USD based on the local currencies of the positions within the swap.	52-61 months maturity ranging from 04/12/2023 - 07/01/2024	$407,550,682	$(3,623,495)	$(4,194,069)	$(7,817,564)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Ashland Global Holdings, Inc.	44,950	$3,594,652	$192,301	(2.5)%
Axis Capital Holdings Ltd.	50,567	3,016,322	229,182	(2.9)
Cabot Corp.	59,873	2,856,541	(722,372)	9.2
Charles River Laboratories International, Inc.	19,748	2,802,241	245,595	(3.1)
ConocoPhillips	82,367	5,024,387	(1,216,232)	15.6
First American Financial Corp.	52,535	2,821,130	248,857	(3.2)
Hanover Insurance Group, Inc. (The)	16,365	2,099,630	134,456	(1.7)
IQVIA Holdings, Inc.	15,343	2,468,689	262,702	(3.4)
Lancaster Colony Corp.	16,392	2,435,851	252,928	(3.2)
Mondelez International, Inc.	43,538	2,346,698	208,343	(2.7)
Patterson-UTI Energy, Inc.	202,804	2,334,274	(864,871)	11.1
Post Holdings, Inc.	39,768	4,134,679	49,579	(0.6)
PRA Health Sciences, Inc.	26,307	2,608,339	(104,995)	1.3
Progressive Corp. (The)	38,140	3,048,530	402,622	(5.2)
Reinsurance Group of America, Inc.	20,825	3,249,325	154,035	(2.0)
Reliance Steel & Aluminum Co.	22,345	2,114,284	72,551	(0.9)
TreeHouse Foods, Inc.	60,895	3,294,420	(524,531)	6.7
Willis Towers Watson plc	17,067	3,269,013	300,513	(3.8)
World Fuel Services Corp.	103,367	3,717,077	1,512,057	(19.3)
WR Grace & Co.	81,352	6,191,701	254,595	(3.3)

Short Positions

Common Stock
Taiwan
Cheng Shin Rubber Industry Co. Ltd.	(1,591,000)	(2,055,236)	434,523	(5.6)
Hotai Motor Co. Ltd.	(131,000)	(2,146,810)	(858,880)	11.0

United States
Albemarle Corp.	(35,883)	(2,526,522)	554,859	(7.1)
Arch Capital Group Ltd.	(86,594)	(3,210,906)	(872,485)	11.2
Bio-Techne Corp.	(14,405)	(3,003,298)	(775,527)	9.9
Brown-Forman Corp.	(64,916)	(3,598,294)	(87,358)	1.1
Campbell Soup Co.	(51,411)	(2,060,039)	(178,639)	2.3
Catalent, Inc.	(49,036)	(2,658,242)	(770,966)	9.9
Chemours Co. (The)	(129,691)	(3,112,584)	815,241	(10.4)
Chubb Ltd.	(24,329)	(3,583,418)	(311,526)	4.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United States (continued)
Commercial Metals Co.	(117,875)	$(2,104,069)	$(143,165)	1.8%
Compass Minerals International, Inc.	(65,168)	(3,580,982)	631,663	(8.1)
Conagra Brands, Inc.	(111,013)	(2,944,065)	(287,824)	3.7
Graphic Packaging Holding Co.	(270,667)	(3,783,925)	(626,797)	8.0
Hain Celestial Group, Inc. (The)	(132,994)	(2,912,569)	306,964	(3.9)
International Flavors & Fragrances, Inc.	(34,311)	(4,978,183)	(620,189)	7.9
Kellogg Co.	(44,099)	(2,362,383)	269,456	(3.4)
Ligand Pharmaceuticals, Inc.	(18,460)	(2,107,209)	53,969	(0.7)
Prestige Consumer Healthcare, Inc.	(93,979)	(2,977,255)	241,623	(3.1)
Principal Financial Group, Inc.	(78,096)	(4,523,320)	(731,366)	9.4
Scotts Miracle-Gro Co. (The)	(27,446)	(2,703,431)	(791,621)	10.1
Seattle Genetics, Inc.	(32,335)	(2,237,905)	(176,606)	2.3
Sensient Technologies Corp.	(40,914)	(3,006,361)	(329,719)	4.2
Sprouts Farmers Market, Inc.	(140,255)	(2,649,417)	742,859	(9.5)
Syneos Health, Inc.	(63,697)	(3,254,280)	(441,766)	5.7
Travelers Cos., Inc. (The)	(16,994)	(2,540,943)	(177,803)	2.3
Valvoline, Inc.	(133,444)	(2,606,161)	162,999	(2.1)
Waters Corp.	(10,806)	(2,325,883)	(85,267)	1.1
Westlake Chemical Corp.	(34,019)	(2,362,960)	(147,707)	1.9
WR Berkley Corp.	(87,420)	(5,763,601)	(1,311,028)	16.8

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (-0.30% to 0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/14/2023 - 06/14/2024	$11,605,506	$(375,666)	$(92,749)	$(468,415)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
South Africa
Anglo American Platinum Ltd.	8,158	$485,401	$202,477	(43.2)%
Exxaro Resources Ltd.	45,214	553,659	10,319	(2.2)
Investec Ltd.	20,221	131,536	(2,329)	0.5
Life Healthcare Group Holdings Ltd.	57,680	92,108	(16,085)	3.4
MMI Holdings Ltd.	49,433	66,501	1,121	(0.2)
Mr Price Group Ltd.	30,512	429,698	3,621	(0.8)
MultiChoice Group Ltd.	61,031	579,811	35,894	(7.7)
Naspers Ltd.	1,292	312,729	(28,520)	6.1
Netcare Ltd.	636,728	812,179	(307,842)	65.7
Pick n Pay Stores Ltd.	95,522	466,290	(23,427)	5.0
Truworths International Ltd.	253,099	1,256,232	(107,464)	22.9

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom
Mondi Ltd.	16,639	$374,077	$(15,269)	3.3%

Short Positions

Common Stock
South Africa
Aspen Pharmacare Holdings Ltd.	(17,607)	(125,674)	(9,359)	2.0
Clicks Group Ltd.	(41,162)	(599,762)	(27,377)	5.8
Discovery Ltd.	(73,164)	(775,623)	112,110	(23.9)
Kumba Iron Ore Ltd.	(3,155)	(111,849)	(13,679)	2.9
MTN Group Ltd.	(124,039)	(937,956)	(188,303)	40.2
Old Mutual Ltd.	(538,588)	(810,883)	36,327	(7.8)
PSG Group Ltd.	(30,147)	(512,010)	(43,418)	9.3
Sanlam Ltd.	(125,131)	(694,806)	(31,282)	6.7
Standard Bank Group Ltd.	(20,588)	(287,609)	(9,520)	2.0
Tiger Brands Ltd.	(23,077)	(366,569)	2,862	(0.6)
Vodacom Group Ltd.	(96,803)	(822,544)	43,477	(9.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.03% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	61 months maturity ranging from 10/18/2023 - 02/09/2024	$54,217,290	$13,805	$155,383	$169,188

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
L3 Technologies, Inc.	53,661	$13,156,067	$3,605,624	2131.1%
SunTrust Banks, Inc.	220,367	13,850,066	(603,606)	(356.8)

Short Positions

Common Stock
United States
BB&T Corp.	(285,375)	(14,020,474)	527,952	312.1
Harris Corp.	(69,744)	(13,190,683)	(3,516,165)	(2078.3)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	19-26 months maturity 01/14/2021	$20,704,546	$256,508	$(13,114)	$243,394

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United Kingdom
BCA Marketplace plc	168,473	$519,361	$3,777	1.6%
BTG plc	1,024,282	10,869,750	111,446	45.8
Inmarsat plc	666,908	4,619,365	(22,569)	(9.3)
RPC Group plc	466,623	4,696,070	163,854	67.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-1.75% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	19-56 months maturity ranging from 01/14/2021 - 07/03/2023	$380,314,177	$(136,611)	$1,086,962	$950,351

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Advanced Disposal Services, Inc.	243,137	$7,758,502	$(82,161)	(8.6)%
Allergan plc	55,850	9,350,966	156,502	16.5
Anadarko Petroleum Corp.	121,898	8,601,123	(9,317)	(1.0)
Array BioPharma, Inc.	143,756	6,660,215	(23,746)	(2.5)
Avista Corp.	110,377	4,922,814	(781,913)	(82.3)
Caesars Entertainment Corp.	508,000	6,004,560	117,799	12.4
Celgene Corp.	91,428	8,451,604	405,986	42.7
Connecticut Water Service, Inc.	43,973	3,065,798	79,266	8.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Cypress Semiconductor Corp.	370,151	$8,232,158	$19,601	2.1%
El Paso Electric Co.	33,523	2,192,404	(22,088)	(2.3)
Finisar Corp.	403,973	9,238,863	261,347	27.5
First Data Corp.	515,257	13,948,007	1,223,593	128.8
Genworth Financial, Inc.	1,230,743	4,566,057	(1,139,071)	(119.9)
Global Brass & Copper Holdings, Inc.	55,991	2,448,486	18,334	1.9
HFF, Inc.	39,132	1,779,723	(94,784)	(10.0)
Liberty Expedia Holdings, Inc.	69,378	3,315,575	236,919	24.9
Medidata Solutions, Inc.	24,000	2,172,240	(18,527)	(1.9)
Mellanox Technologies Ltd.	91,557	10,132,613	(613,916)	(64.6)
Multi-Color Corp.	39,800	1,988,806	9,358	1.0
Pacific Biosciences of California, Inc.	745,263	4,508,841	(1,141,949)	(120.2)
Raytheon Co.	17,130	2,978,564	(150,043)	(15.8)
Red Hat, Inc.	62,645	11,762,225	931,881	98.1
Shutterfly, Inc.	77,248	3,904,886	18,404	1.9
Sotheby’s	64,327	3,739,329	140,258	14.8
Spark Therapeutics, Inc.	53,800	5,508,044	(593,706)	(62.5)
Sprint Corp.	1,524,959	10,018,981	1,293,169	136.1
Tableau Software, Inc.	77,312	12,835,338	(86,469)	(9.1)
TCF Financial Corp.	270,072	5,614,797	(301,946)	(31.8)
Total System Services, Inc.	106,158	13,616,887	508,311	53.5
Tribune Media Co.	324,442	14,995,709	632,809	66.6
Versum Materials, Inc.	195,960	10,107,617	1,593,825	167.7
WABCO Holdings, Inc.	111,152	14,738,755	85,889	9.0
WageWorks, Inc.	40,000	2,031,600	7,529	0.8
WellCare Health Plans, Inc.	39,773	11,338,089	839,439	88.3
Worldpay, Inc.	110,177	13,502,191	1,315,766	138.5
Zayo Group Holdings, Inc.	324,041	10,664,189	(13,094)	(1.4)

Short Positions

Common Stock
United States
AbbVie, Inc.	(48,367)	(3,517,248)	(261,570)	(27.5)
Bristol-Myers Squibb Co.	(91,428)	(4,146,260)	415,903	43.8
Centene Corp.	(134,433)	(7,049,667)	(79,522)	(8.4)
Chemical Financial Corp.	(137,214)	(5,640,868)	322,801	34.0
Eldorado Resorts, Inc.	(45,670)	(2,104,017)	(51,351)	(5.4)
Expedia Group, Inc.	(24,978)	(3,322,823)	(226,743)	(23.9)
Fidelity National Information Services, Inc.	(102,322)	(12,552,863)	(1,288,417)	(135.6)
Fiserv, Inc.	(156,128)	(14,232,628)	(1,226,834)	(129.1)
Global Payments, Inc.	(86,000)	(13,771,180)	(495,619)	(52.2)
II-VI, Inc.	(65,888)	(2,408,865)	(85,587)	(9.0)
Occidental Petroleum Corp.	(35,765)	(1,798,264)	23,717	2.5
salesforce.com, Inc.	(85,275)	(12,938,776)	71,249	7.5
T-Mobile US, Inc.	(156,401)	(11,595,570)	(1,799,191)	(189.3)
United Technologies Corp.	(39,996)	(5,207,479)	(55,222)	(5.8)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-4.00% to 0.70%), which is denominated in CHF based on the local currencies of the positions within the swap.	19-36 months maturity 01/14/2021	$23,075,867	$(338,132)	$144,899	$(193,233)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Switzerland
Alcon, Inc.	3,183	$196,574	$45,188	(23.4)%
Aryzta AG	391,740	449,961	(99,820)	51.7
Baloise Holding AG (Registered)	1,075	190,390	16,560	(8.6)
Clariant AG (Registered)	5,583	113,586	4,797	(2.5)
DKSH Holding AG	2,110	123,637	(20,494)	10.6
Flughafen Zurich AG (Registered)	8,178	1,540,214	(326,633)	169.0
GAM Holding AG	69,362	321,027	76,615	(39.6)
Helvetia Holding AG (Registered)	12,640	1,586,695	165,555	(85.7)
LafargeHolcim Ltd. (Registered)	4,283	209,424	(8,581)	4.4
Lonza Group AG (Registered)	242	81,697	4,000	(2.1)
Novartis AG (Registered)	8,165	745,397	43,041	(22.3)
Roche Holding AG	9,922	2,789,946	237,575	(122.9)
SGS SA (Registered)	18	45,879	(450)	0.2
Sonova Holding AG (Registered)	6,374	1,450,714	157,852	(81.7)
Sunrise Communications Group AG	10,962	818,732	(118,658)	61.4
Swiss Life Holding AG (Registered)	1,156	573,129	59,778	(30.9)
Temenos AG (Registered)	5,548	993,391	312,570	(161.8)
UBS Group AG (Registered)	10,057	119,530	734	(0.4)
Zurich Insurance Group AG	86	29,924	1,336	(0.7)

Short Positions

Common Stock
Austria
ams AG	(7,904)	(309,459)	75,587	(39.1)

Switzerland
ABB Ltd. (Registered)	(9,353)	(187,511)	(5,106)	2.6
Adecco Group AG (Registered)	(1,888)	(113,464)	(20,116)	10.4
Barry Callebaut AG (Registered)	(34)	(68,240)	(328)	0.2
Bucher Industries AG (Registered)	(76)	(26,184)	(3,250)	1.7
Chocoladefabriken Lindt & Spruengli AG	(51)	(371,272)	(79,882)	41.3
Cie Financiere Richemont SA (Registered)	(17,891)	(1,520,316)	(229,453)	118.7
dormakaba Holding AG	(56)	(40,615)	694	(0.4)
Givaudan SA (Registered)	(24)	(67,789)	(447)	0.2
Idorsia Ltd.	(6,092)	(139,404)	(27,962)	14.5
Julius Baer Group Ltd.	(5,040)	(224,553)	8,488	(4.4)
Kuehne + Nagel International AG (Registered)	(4,527)	(672,427)	(15,298)	7.9
Nestle SA (Registered)	(3,209)	(332,203)	211	(0.1)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Switzerland (continued)
Sika AG (Registered)	(2,377)	$(406,093)	$(17,960)	9.3%
Straumann Holding AG (Registered)	(2,737)	(2,418,630)	(515,642)	266.8
Swatch Group AG (The)	(3,127)	(896,395)	45,473	(23.5)
Swiss Re AG	(1,549)	(157,405)	(154)	0.1
Swisscom AG (Registered)	(341)	(171,281)	(416)	0.2
Vifor Pharma AG	(17,800)	(2,572,779)	(103,536)	53.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.70% to 0.70%), which is denominated in DKK based on the local currencies of the positions within the swap.	19-36 months maturity 01/14/2021	$13,093,131	$239,413	$(66,977)	$172,436

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Denmark
Carlsberg A/S	749	$99,390	$(1,789)	(1.0)%
Danske Bank A/S	20,098	318,419	(32,825)	(19.0)
Dfds A/S	11,687	496,356	(147,059)	(85.3)
GN Store Nord A/S	55,671	2,602,480	864,196	501.2
H Lundbeck A/S	70,216	2,781,202	(675,002)	(391.5)
Novo Nordisk A/S	4,815	245,937	16,511	9.6
Orsted A/S	6,337	548,208	150,874	87.5
Rockwool International A/S	865	221,297	(58,781)	(34.1)
Vestas Wind Systems A/S	442	38,292	935	0.5

Short Positions

Common Stock
Denmark
AP Moller - Maersk A/S	(1,012)	(1,259,249)	166,513	96.6
Chr Hansen Holding A/S	(7,933)	(746,536)	(86,558)	(50.2)
Demant A/S	(61,128)	(1,902,616)	88,393	51.3
DSV A/S	(8,314)	(818,680)	(51,190)	(29.7)
FLSmidth & Co. A/S	(724)	(32,806)	(1,380)	(0.8)
Genmab A/S	(283)	(52,083)	(2,492)	(1.4)
Jyske Bank A/S (Registered)	(3,829)	(132,823)	20,124	11.7
Novozymes A/S	(14,779)	(689,098)	(4,721)	(2.7)
Pandora A/S	(2,500)	(88,948)	(96)	(0.1)
Tryg A/S	(575)	(18,711)	(6,240)	(3.6)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-6.90% to 0.70%), which is denominated in EUR based on the local currencies of the positions within the swap.	19-36 months maturity 01/14/2021	$127,051,237	$(3,017,619)	$381,018	$(2,636,601)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Finland
Kesko OYJ	40,031	$2,225,268	$75,887	(2.9)%

Germany
adidas AG	6,159	1,905,410	179,611	(6.8)
Carl Zeiss Meditec AG	10,138	999,915	166,703	(6.3)
Commerzbank AG	131,375	943,446	(77,146)	2.9
Covestro AG	20,481	1,042,679	(448,302)	17.0
CTS Eventim AG & Co. KGaA	20,752	964,898	25,779	(1.0)
Deutsche Lufthansa AG (Registered)	71,182	1,220,474	(821,037)	31.1
METRO AG	58,255	1,064,479	219,832	(8.3)
Rheinmetall AG	18,999	2,328,538	29,464	(1.1)
Salzgitter AG	51,763	1,483,329	(1,175,610)	44.6
Software AG	59,629	2,049,263	(789,953)	30.0
Suedzucker AG	57,888	981,007	5,189	(0.2)
Talanx AG	30,506	1,321,956	105,827	(4.0)

Italy
A2A SpA	1,627,622	2,825,423	197,580	(7.5)
Autogrill SpA	88,010	923,110	(145,341)	5.5
Enel SpA	148,270	1,034,294	94,888	(3.6)
Eni SpA	70,266	1,168,336	(3,267)	0.1
FinecoBank Banca Fineco SpA	164,508	1,835,166	17,854	(0.7)
Poste Italiane SpA	380,563	4,010,257	1,228,599	(46.6)
Saipem SpA	422,783	2,109,841	(201,265)	7.6
Unipol Gruppo SpA	466,701	2,274,114	96,295	(3.7)

Netherlands
ASR Nederland NV	83,097	3,376,345	171,991	(6.5)
NN Group NV	43,077	1,731,648	(60,135)	2.3
Signify NV	37,320	1,101,133	(234,764)	8.9

Spain
ACS Actividades de Construccion y Servicios SA	22,813	912,725	(27,292)	1.0
Bankinter SA	201,206	1,386,921	(627,509)	23.8
Red Electrica Corp. SA	48,740	1,015,162	(34,680)	1.3
Repsol SA	88,787	1,393,321	(111,687)	4.2

United Kingdom
Fiat Chrysler Automobiles NV	97,921	1,358,990	(190,453)	7.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
Belgium
Anheuser-Busch InBev SA/NV	(19,475)	$(1,723,350)	$(121,592)	4.6%

Finland
Outokumpu OYJ	(328,251)	(1,122,273)	502,492	(19.1)

Germany
1&1 Drillisch AG	(44,031)	(1,469,174)	519,559	(19.7)
Daimler AG (Registered)	(33,161)	(1,849,449)	126,275	(4.8)
Fraport AG Frankfurt Airport Services Worldwide	(12,414)	(1,068,538)	(8,421)	0.3
FUCHS PETROLUB SE (Preference)	(30,956)	(1,215,341)	344,781	(13.1)
GEA Group AG	(84,900)	(2,409,514)	1,127,890	(42.8)
Sartorius AG (Preference)	(7,792)	(1,598,017)	(441,913)	16.8
thyssenkrupp AG	(122,754)	(1,792,300)	8,496	(0.3)
United Internet AG (Registered)	(49,973)	(1,646,416)	480,918	(18.2)
Zalando SE	(59,351)	(2,627,864)	(660,582)	25.1

Italy
Banca Generali SpA	(63,010)	(1,814,345)	(35,677)	1.4
Ferrari NV	(22,683)	(3,677,813)	(927,109)	35.2
Prysmian SpA	(49,558)	(1,023,954)	(37,948)	1.4
Recordati SpA	(34,925)	(1,455,684)	(59,249)	2.2
Unione di Banche Italiane SpA	(439,785)	(1,200,722)	307,343	(11.7)

Spain

Luxembourg
Tenaris SA	(142,490)	(1,868,869)	290,484	(11.0)

Netherlands
Koninklijke Vopak NV	(73,201)	(3,370,956)	(577,886)	21.9
SBM Offshore NV	(74,835)	(1,444,653)	(282,687)	10.7
Bankia SA	(609,087)	(1,438,661)	1,064,360	(40.4)
Cellnex Telecom SA	(160,017)	(5,919,584)	(2,249,263)	85.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-13.50% to 0.70%), which is denominated in JPY based on the local currencies of the positions within the swap.	19-36 months maturity 01/14/2021	$331,543,424	$(9,700,011)	$(1,750,599)	$(11,450,610)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Japan
Aisin Seiki Co. Ltd.	62,100	$2,142,150	$(661,391)	5.8%
Alfresa Holdings Corp.	127,400	3,150,743	356,873	(3.1)
Hankyu Hanshin Holdings, Inc.	67,200	2,411,288	(25,374)	0.2
Hikari Tsushin, Inc.	19,600	4,281,944	1,401,387	(12.2)
Hitachi Ltd.	87,800	3,230,400	2,077,919	(18.1)
Japan Airlines Co. Ltd.	87,900	2,805,393	(579,466)	5.1
Kajima Corp.	177,548	2,442,078	719,960	(6.3)
Kamigumi Co. Ltd.	144,800	3,433,744	299,458	(2.6)
Lion Corp.	140,000	2,611,740	(85,631)	0.7
Marubeni Corp.	340,500	2,260,157	(316,256)	2.8
Mazda Motor Corp.	234,900	2,431,545	(179,076)	1.6
Nippon Express Co. Ltd.	52,100	2,776,929	(511,649)	4.5
Obayashi Corp.	289,525	2,860,132	(226,191)	2.0
Resona Holdings, Inc.	672,900	2,807,063	(899,027)	7.9
Shimadzu Corp.	117,000	2,880,317	(153,337)	1.3
Sojitz Corp.	1,347,500	4,336,498	(737,433)	6.4
Sony Corp.	52,400	2,753,619	(98,494)	0.9
Stanley Electric Co. Ltd.	96,300	2,374,473	(1,138,533)	9.9
Suzuken Co. Ltd.	36,430	2,140,754	596,936	(5.2)
Taiheiyo Cement Corp.	72,600	2,204,187	(366,309)	3.2
Taisei Corp.	72,307	2,633,894	(754,306)	6.6
Toyo Suisan Kaisha Ltd.	52,900	2,180,483	159,476	(1.4)
Toyota Boshoku Corp.	156,400	2,056,403	(1,069,914)	9.3

Short Positions

Common Stock
Japan
Asahi Intecc Co. Ltd.	(102,166)	(2,525,453)	(223,275)	1.9
Asics Corp.	(194,100)	(2,107,953)	963,211	(8.4)
Calbee, Inc.	(139,100)	(3,756,801)	843,804	(7.4)
Casio Computer Co. Ltd.	(258,200)	(3,219,237)	405,171	(3.5)
Chugoku Electric Power Co., Inc. (The)	(187,400)	(2,363,256)	(281,950)	2.5
Coca-Cola Bottlers Japan Holdings, Inc.	(104,600)	(2,653,088)	438,629	(3.8)
DeNA Co. Ltd.	(108,019)	(2,071,003)	(160,234)	1.4
Hirose Electric Co. Ltd.	(21,300)	(2,383,428)	(132,640)	1.2
Hitachi Chemical Co. Ltd.	(82,733)	(2,254,947)	(567,908)	5.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Hitachi Metals Ltd.	(197,300)	$(2,237,318)	$72,716	(0.6	) %
Japan Airport Terminal Co. Ltd.	(56,800)	(2,429,273)	(197,926)	1.7
Kakaku.com, Inc.	(141,600)	(2,738,609)	(346,212)	3.0
Kansai Paint Co. Ltd.	(272,700)	(5,731,088)	337,487	(2.9)
Kikkoman Corp.	(49,184)	(2,144,733)	(155,323)	1.4
M3, Inc.	(259,114)	(4,754,965)	(2,138,263)	18.7
MISUMI Group, Inc.	(89,500)	(2,256,013)	(188,530)	1.6
NGK Spark Plug Co. Ltd.	(212,200)	(3,992,199)	977,780	(8.5)
Nippon Paint Holdings Co. Ltd.	(147,400)	(5,738,383)	(927,267)	8.1
Ricoh Co. Ltd.	(310,300)	(3,104,301)	29,725	(0.3)
Sawai Pharmaceutical Co. Ltd.	(51,100)	(2,765,835)	(417,869)	3.6
Seven Bank Ltd.	(891,600)	(2,336,612)	635,212	(5.5)
Shimano, Inc.	(26,100)	(3,889,171)	(212,382)	1.9
Sony Financial Holdings, Inc.	(101,000)	(2,430,586)	(531,097)	4.6
Sumitomo Metal Mining Co. Ltd.	(91,000)	(2,727,867)	844,297	(7.4)
Tsuruha Holdings, Inc.	(30,600)	(2,837,948)	400,901	(3.5)
Yaskawa Electric Corp.	(91,700)	(3,135,864)	(422,661)	3.7
ZOZO, Inc.	(147,300)	(2,764,373)	179,152	(1.6)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.70% to 0.70%), which is denominated in NOK based on the local currencies of the positions within the swap.	19-36 months maturity 01/14/2021	$8,530,867	$(585,555)	$(75,062)	$(660,617)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Norway
Equinor ASA	37,563	$745,152	$(134,088)	20.3%
Gjensidige Forsikring ASA	6,057	122,080	(1,085)	0.2
Leroy Seafood Group ASA	244,650	1,620,786	(25,637)	3.9
Norsk Hydro ASA	132,675	475,208	(35,794)	5.4
Salmar ASA	26,622	1,158,929	49,525	(7.5)
Telenor ASA	20,261	430,469	(15,770)	2.4
Yara International ASA	955	46,395	1,548	(0.2)

Short Positions

Common Stock
France
Adevinta ASA	(29,575)	(328,671)	(327,559)	49.6

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Norway
Mowi ASA	(67,894)	$(1,588,646)	$(69,136)	10.5%
Orkla ASA	(12,623)	(112,028)	(89)	0.0
Schibsted ASA	(38,925)	(1,075,178)	(90,111)	13.6

United Kingdom
Subsea 7 SA	(68,422)	(827,325)	62,641	(9.5)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-1.90% to 0.70%), which is denominated in SEK based on the local currencies of the positions within the swap.	19-36 months maturity 01/14/2021	$11,186,075	$(718,498)	$(359,771)	$(1,078,269)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Malta
Kindred Group plc	106,402	$903,290	$(433,531)	40.2%

Sweden
AAK AB	3,475	65,900	588	(0.1)
Boliden AB	23,225	595,116	20,190	(1.9)
Electrolux AB	18,646	477,963	15,775	(1.5)
Elekta AB	4,697	68,279	14,863	(1.4)
Essity AB	5,944	182,858	1,146	(0.1)
Fingerprint Cards AB	145,734	258,359	17,394	(1.6)
Getinge AB	29,689	468,176	12,085	(1.1)
Skanska AB	11,874	214,551	10,037	(0.9)
SKF AB	1,940	35,714	2,482	(0.2)
SSAB AB	45,709	159,600	(32,780)	3.0
Swedish Match AB	21,115	892,706	(167,723)	15.6
Swedish Orphan Biovitrum AB	39,839	768,817	(151,760)	14.1
Telefonaktiebolaget LM Ericsson	129,400	1,228,229	42,725	(4.0)
Volvo AB	4,484	71,249	(507)	0.0

Short Positions

Common Stock
Colombia
Millicom International Cellular SA	(16,358)	(920,817)	53,384	(5.0)

Finland
Nordea Bank Abp	(18,762)	(136,234)	4,494	(0.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Sweden
Assa Abloy AB	(3,190)	$(71,975)	$(3,418)	0.3%
Epiroc AB	(28,917)	(301,296)	(33,061)	3.1
Hennes & Mauritz AB	(42,130)	(748,487)	(117,217)	10.9
Hexpol AB	(38,957)	(317,796)	(14,126)	1.3
Husqvarna AB	(97,548)	(913,494)	(120,214)	11.1
Modern Times Group MTG AB	(3,608)	(40,455)	36,863	(3.4)
Svenska Handelsbanken AB	(84,669)	(835,572)	118,649	(11.0)
Swedbank AB	(19,541)	(294,177)	9,386	(0.9)
Tele2 AB	(11,268)	(164,571)	(4,195)	0.4
Telia Co. AB	(11,367)	(50,394)	(27)	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-9.50% to 1.40%), which is denominated in USD based on the local currencies of the positions within the swap.	19-36 months maturity 01/14/2021	$959,173,461	$(11,831,828)	$(6,100,834)	$(17,932,662)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
American Electric Power Co., Inc.	54,308	$4,779,647	$150,310	(0.8)%
Armstrong World Industries, Inc.	59,946	5,826,751	2,072,861	(11.6)
Boston Scientific Corp.	149,838	6,440,037	1,031,803	(5.8)
CDW Corp.	34,278	3,804,858	749,455	(4.2)
Clean Harbors, Inc.	79,873	5,678,970	817,039	(4.6)
Curtiss-Wright Corp.	32,512	4,133,251	10,369	(0.1)
Deckers Outdoor Corp.	23,026	4,051,885	1,788,856	(10.0)
EMCOR Group, Inc.	44,594	3,928,731	516,523	(2.9)
Exelon Corp.	201,657	9,667,437	1,081,386	(6.0)
Graham Holdings Co.	5,206	3,592,296	424,483	(2.4)
ITT, Inc.	81,399	5,330,007	1,107,392	(6.2)
Jabil, Inc.	206,073	6,511,907	906,354	(5.1)
NorthWestern Corp.	108,573	7,833,542	2,199,495	(12.3)
Oshkosh Corp.	59,843	4,996,292	426,243	(2.4)
PNM Resources, Inc.	96,887	4,932,517	1,257,843	(7.0)
Popular, Inc.	174,869	9,484,895	1,977,211	(11.0)
Signature Bank	31,737	3,835,099	(53,348)	0.3
Spirit AeroSystems Holdings, Inc.	55,350	4,503,830	(705,402)	3.9
Tech Data Corp.	39,400	4,121,240	748,605	(4.2)
TEGNA, Inc.	252,075	3,818,936	654,859	(3.7)
Teledyne Technologies, Inc.	16,041	4,393,149	871,840	(4.9)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
United States
Acadia Healthcare Co., Inc.	(145,394)	$(5,081,520)	$98,818	(0.6	) %
Alliant Energy Corp.	(105,743)	(5,189,866)	(500,493)	2.8
BWX Technologies, Inc.	(134,921)	(7,029,384)	(895,872)	5.0
Choice Hotels International, Inc.	(46,818)	(4,073,634)	(459,925)	2.6
Cognex Corp.	(121,586)	(5,833,696)	(167,600)	0.9
Copart, Inc.	(75,413)	(5,636,368)	(1,780,236)	9.9
Dominion Energy, Inc.	(68,582)	(5,302,760)	(159,690)	0.9
First Republic Bank	(72,319)	(7,061,950)	(180,638)	1.0
FirstEnergy Corp.	(108,481)	(4,644,072)	(145,651)	0.8
Healthcare Services Group, Inc.	(136,073)	(4,125,733)	1,237,311	(6.9)
HEICO Corp.	(44,725)	(5,984,652)	(5,984,652)	33.4
Insulet Corp.	(64,083)	(7,650,229)	(2,527,551)	14.1
IPG Photonics Corp.	(24,516)	(3,781,593)	(406,558)	2.3
Liberty Broadband Corp.	(56,997)	(5,940,227)	(1,751,638)	9.8
Manhattan Associates, Inc.	(62,965)	(4,365,363)	(1,463,246)	8.2
MarketAxess Holdings, Inc.	(25,459)	(8,183,032)	(2,918,298)	16.3
McDermott International, Inc.	(461,797)	(4,460,959)	(1,177,582)	6.6
Meredith Corp.	(79,489)	(4,376,664)	(292,197)	1.6
Middleby Corp. (The)	(62,976)	(8,545,843)	(1,904,474)	10.6
NextEra Energy, Inc.	(37,619)	(7,706,628)	(456,831)	2.5
NiSource, Inc.	(211,691)	(6,096,701)	(618,233)	3.4
PPL Corp.	(219,213)	(6,797,795)	(844,006)	4.7
Premier, Inc.	(124,533)	(4,870,486)	(909,379)	5.1
Sempra Energy	(29,094)	(3,998,679)	(654,391)	3.6
Sirius XM Holdings, Inc.	(699,367)	(3,902,468)	228,328	(1.3)
TransDigm Group, Inc.	(10,675)	(5,164,565)	(1,430,182)	8.0
Wabtec Corp.	(74,981)	(5,380,637)	(34,286)	0.2
Welbilt, Inc.	(238,156)	(3,977,205)	494,857	(2.8)
Western Alliance Bancorp	(80,217)	(3,587,304)	994,863	(5.5)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BANA
Cash	$(180,000)	$—	$(180,000)
Investment Companies	240,171	—	240,171

BARC
Cash	—	12,262,793	12,262,793

CITG
Cash	—	4,356,286	4,356,286

CITI
Investment Companies	4,449,519	—	4,449,519

DTBK
Cash	15,783,978	—	15,783,978

GSCO
Cash	—	3,186,704	3,186,704

GSIN
Investment Companies	59,478,967	—	59,478,967

JPMC
Cash	(760,000)	—	(760,000)
Investment Companies	176,593,750	—	176,593,750

JPMS
Cash	—	1,472,796	1,472,796

MLIN
Cash	(320,000)	—	(320,000)

MSCL
Cash	—	719,237	719,237

MSCS
Cash	1,721,844	—	1,721,844

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$2,353,607	$—	$2,353,607

GSCO
Cash	—	35,927	35,927

GSIN
U.S. Treasury Bills	631,965	—	631,965

JPPC
Cash	—	1,018,758	1,018,758

MLIN
Cash	2,359,242	—	2,359,242

MSCL
Cash	—	729,852	729,852
U.S. Treasury Bills	—	2,980,548	2,980,548

SOCG
Cash	907,456	—	907,456

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 92.0%
INVESTMENT COMPANIES - 51.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(a)(b)	3,316,731	$3,316,731
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.29% (1)(a)(b)	1,001,828	1,001,828
Limited Purpose Cash Investment Fund, 2.36% (1)(a)	120,465,252	120,489,346
UBS Select Treasury Preferred Fund, Class I, 2.23% (1)(a)	3,082,368	3,082,368

TOTAL INVESTMENT COMPANIES (Cost $127,843,622)		127,890,273

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 40.6%
U.S. Treasury Bills
2.50%, 7/11/2019 (c)	$2,462,000	2,460,682
2.49%, 7/18/2019 (c)	6,658,000	6,651,551
2.48%, 7/25/2019 (c)	2,030,000	2,027,361
2.48%, 8/1/2019 (c)	1,013,000	1,011,247
2.47%, 8/8/2019 (b)(c)	27,121,000	27,061,991
2.48%, 8/15/2019 (b)(c)	605,000	603,417
2.49%, 8/22/2019 (c)	3,306,000	3,295,977
2.49%, 8/29/2019 (c)	6,189,000	6,167,699
2.42%, 10/10/2019 (c)	1,183,000	1,176,047
2.43%, 10/24/2019 (c)	8,441,000	8,387,375
2.42%, 10/31/2019 (c)	7,057,000	7,008,631
2.38%, 11/7/2019 (c)	6,548,000	6,499,606
2.38%, 11/14/2019 (c)	6,548,000	6,497,166

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 40.6% (continued)
2.35%, 11/29/2019 (c)	$2,854,000	$2,829,280
2.28%, 12/5/2019 (c)	4,051,000	4,015,445
2.16%, 12/12/2019 (b)(c)	11,651,000	11,542,922
2.15%, 12/19/2019 (c)	894,000	885,332
2.05%, 12/26/2019 (c)	3,068,000	3,036,940

TOTAL U.S. TREASURY OBLIGATIONS (Cost $101,091,295)		101,158,669

TOTAL SHORT-TERM INVESTMENTS (Cost $228,934,917)		229,048,942

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 92.0% (Cost $228,934,917)		229,048,942

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0% (d)		20,047,510

NET ASSETS - 100.0%		$249,096,452

(a)	Represents 7-day effective yield as of June 30, 2019.
(b)	All or a portion of the security pledged as collateral for swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures contracts and swap contracts

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/02/2019	USD	72,750	$650
Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/02/2019	USD	242,500	2,205
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/09/2019	USD	2,134,275	147,769
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/09/2019	USD	944,006	55,831
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/23/2019	USD	2,845,825	354,177

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/15/2019	USD	(1,182,440)	$ 193,108
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/15/2019	USD	(894,040)	147,421
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	07/15/2019	USD	(605,640)	102,712
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	13,660,400	1,000,250
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	2,261,350	97,861
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/25/2019	USD	2,353,650	162,797
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/25/2019	USD	31,474,300	2,167,409

								4,432,190

Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/02/2019	USD	218,250	(62)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/23/2019	USD	(18,221,775)	(2,496,243)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/23/2019	USD	(2,845,825)	(396,160)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	12,084,138	(123,711)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/08/2019	USD	165,200	(10,285)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/08/2019	USD	3,469,200	(223,503)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/15/2019	USD	894,040	(276,344)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/15/2019	USD	1,182,440	(366,792)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/15/2019	USD	605,640	(188,089)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/14/2019	USD	942,400	(85,018)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/14/2019	USD	638,400	(59,607)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/14/2019	USD	1,246,400	$ (110,240)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/02/2019	USD	8,514,960	(505,889)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/02/2019	USD	375,660	(20,232)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/02/2019	USD	2,170,480	(130,072)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/25/2019	USD	(2,353,650)	(118,240)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(969,150)	(75,737)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/25/2019	USD	(5,307,250)	(42,677)
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(4,617,470)	(253,169)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	7,317,054	(13,962)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/23/2019	USD	1,898,100	(29,497)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	5,377,950	(80,840)

								(5,606,369)

								$(1,174,179)

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
LME Aluminum Base Metal	5	7/2019	USD	$222,460	$(14,308)
LME Aluminum Base Metal	14	7/2019	USD	622,738	(39,043)
LME Copper Base Metal	2	7/2019	USD	299,500	(23,891)
LME Copper Base Metal	8	7/2019	USD	1,196,570	(99,261)
LME Copper Base Metal	16	7/2019	USD	2,393,820	(187,339)
LME Lead Base Metal	9	7/2019	USD	433,274	(2,608)
LME Lead Base Metal	13	7/2019	USD	623,578	(29,142)
LME Lead Base Metal	23	7/2019	USD	1,105,208	(18,410)
LME Nickel Base Metal	6	7/2019	USD	454,378	(20,066)
LME Nickel Base Metal	22	7/2019	USD	1,667,266	(61,603)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	2	7/2019	USD	$ 128,175	$ (17,186)
LME Zinc Base Metal	2	7/2019	USD	127,675	(17,281)
LME Zinc Base Metal	50	7/2019	USD	3,202,500	(439,321)
Natural Gas	118	7/2019	USD	2,723,440	(374,422)
WTI Crude Oil	128	7/2019	USD	7,484,160	650,186
100 oz Gold	768	8/2019	USD	108,572,160	8,999,738
Brent Crude Oil	472	8/2019	USD	30,373,200	1,348,098
Live Cattle	235	8/2019	USD	9,808,900	(513,732)
LME Aluminum Base Metal	1	8/2019	USD	44,814	(1,814)
LME Aluminum Base Metal	6	8/2019	USD	268,763	(1,705)
LME Aluminum Base Metal	8	8/2019	USD	359,350	1,166
LME Aluminum Base Metal	10	8/2019	USD	447,335	(9,157)
LME Aluminum Base Metal	14	8/2019	USD	627,638	5,296
LME Aluminum Base Metal	23	8/2019	USD	1,030,831	(2,799)
LME Aluminum Base Metal	34	8/2019	USD	1,526,813	(1,588)
LME Aluminum Base Metal	38	8/2019	USD	1,702,809	(40,554)
LME Aluminum Base Metal	123	8/2019	USD	5,508,586	(70,515)
LME Copper Base Metal	2	8/2019	USD	299,674	(5,757)
LME Copper Base Metal	7	8/2019	USD	1,049,300	18,023
LME Copper Base Metal	12	8/2019	USD	1,798,434	(16,001)
LME Copper Base Metal	15	8/2019	USD	2,247,473	(62,009)
LME Copper Base Metal	26	8/2019	USD	3,897,634	110,857
LME Copper Base Metal	27	8/2019	USD	4,044,573	(147,257)
LME Lead Base Metal	2	8/2019	USD	96,566	6,673
LME Lead Base Metal	3	8/2019	USD	144,766	7,094
LME Lead Base Metal	4	8/2019	USD	193,006	11,996
LME Lead Base Metal	4	8/2019	USD	192,896	5,441
LME Lead Base Metal	10	8/2019	USD	482,750	28,346
LME Lead Base Metal	14	8/2019	USD	675,952	43,110
LME Lead Base Metal	16	8/2019	USD	771,204	22,957
LME Nickel Base Metal	2	8/2019	USD	152,139	9,574
LME Nickel Base Metal	2	8/2019	USD	152,234	7,856
LME Nickel Base Metal	3	8/2019	USD	228,070	8,281
LME Nickel Base Metal	6	8/2019	USD	456,101	23,726
LME Nickel Base Metal	7	8/2019	USD	531,798	25,236
LME Nickel Base Metal	10	8/2019	USD	759,776	51,717
LME Nickel Base Metal	12	8/2019	USD	911,183	34,152
LME Nickel Base Metal	16	8/2019	USD	1,217,760	57,073
LME Zinc Base Metal	2	8/2019	USD	125,530	(4,925)
LME Zinc Base Metal	3	8/2019	USD	188,025	(5,709)
LME Zinc Base Metal	4	8/2019	USD	251,700	(22,849)
LME Zinc Base Metal	7	8/2019	USD	439,845	(22,876)
LME Zinc Base Metal	9	8/2019	USD	563,108	(7,294)
LME Zinc Base Metal	11	8/2019	USD	688,394	(2,851)
LME Zinc Base Metal	23	8/2019	USD	1,438,949	(20,994)
Natural Gas	82	8/2019	USD	1,871,240	(9,836)
NY Harbor ULSD	26	8/2019	USD	2,126,342	130,645
WTI Crude Oil	61	8/2019	USD	3,569,720	(53,671)
Cocoa	82	9/2019	USD	1,988,500	(26,792)
Coffee ’C’	321	9/2019	USD	13,175,044	801,874
Corn	576	9/2019	USD	12,232,800	1,376,605
LME Aluminum Base Metal	32	9/2019	USD	1,439,000	6,506
LME Aluminum Base Metal	47	9/2019	USD	2,115,000	(9,237)
LME Aluminum Base Metal	49	9/2019	USD	2,206,531	16,990
LME Aluminum Base Metal	49	9/2019	USD	2,203,469	1,478
LME Aluminum Base Metal	196	9/2019	USD	8,820,000	119,692

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	434	9/2019	USD	$ 19,532,713	$ (91,364)
LME Copper Base Metal	2	9/2019	USD	299,890	8,371
LME Copper Base Metal	8	9/2019	USD	1,198,700	(302)
LME Copper Base Metal	9	9/2019	USD	1,349,642	38,541
LME Copper Base Metal	15	9/2019	USD	2,247,375	706
LME Copper Base Metal	74	9/2019	USD	11,096,189	321,571
LME Copper Base Metal	291	9/2019	USD	43,620,900	(3,426,535)
LME Lead Base Metal	5	9/2019	USD	241,433	16,793
LME Lead Base Metal	9	9/2019	USD	434,603	3,702
LME Lead Base Metal	58	9/2019	USD	2,801,139	51,504
LME Lead Base Metal	169	9/2019	USD	8,162,700	(78,486)
LME Nickel Base Metal	2	9/2019	USD	152,328	11,458
LME Nickel Base Metal	10	9/2019	USD	761,438	46,088
LME Nickel Base Metal	13	9/2019	USD	990,054	29,056
LME Nickel Base Metal	253	9/2019	USD	19,286,190	(811,007)
LME Zinc Base Metal	4	9/2019	USD	249,500	1,413
LME Zinc Base Metal	5	9/2019	USD	312,644	1,099
LME Zinc Base Metal	8	9/2019	USD	500,360	(1,064)
LME Zinc Base Metal	8	9/2019	USD	500,468	5,944
LME Zinc Base Metal	17	9/2019	USD	1,062,198	4,178
LME Zinc Base Metal	187	9/2019	USD	11,692,175	(1,411,067)
Low Sulphur Gasoil	323	9/2019	USD	19,396,150	206,768
Silver	485	9/2019	USD	37,201,925	524,356
Sugar No. 11	1,435	9/2019	USD	20,282,864	(124,391)
Wheat	448	9/2019	USD	11,810,400	(242,387)
Soybean	8	11/2019	USD	369,200	11,528
Soybean Meal	143	12/2019	USD	4,617,470	200,396
Soybean Oil	127	12/2019	USD	2,196,846	12,671

					6,836,123

Short Contracts
LME Aluminum Base Metal	(5)	7/2019	USD	(222,460)	13,965
LME Aluminum Base Metal	(14)	7/2019	USD	(622,738)	41,178
LME Copper Base Metal	(2)	7/2019	USD	(299,500)	23,694
LME Copper Base Metal	(8)	7/2019	USD	(1,196,570)	99,406
LME Copper Base Metal	(16)	7/2019	USD	(2,393,820)	193,033
LME Lead Base Metal	(9)	7/2019	USD	(433,274)	1,404
LME Lead Base Metal	(13)	7/2019	USD	(623,578)	27,977
LME Lead Base Metal	(23)	7/2019	USD	(1,105,208)	16,538
LME Nickel Base Metal	(6)	7/2019	USD	(454,378)	17,345
LME Nickel Base Metal	(22)	7/2019	USD	(1,667,266)	54,523
LME Zinc Base Metal	(2)	7/2019	USD	(128,175)	16,670
LME Zinc Base Metal	(2)	7/2019	USD	(127,675)	16,607
LME Zinc Base Metal	(50)	7/2019	USD	(3,202,500)	468,603
Lean Hogs	(8)	8/2019	USD	(243,200)	15,993
LME Aluminum Base Metal	(1)	8/2019	USD	(44,814)	1,760
LME Aluminum Base Metal	(6)	8/2019	USD	(268,763)	856
LME Aluminum Base Metal	(8)	8/2019	USD	(359,350)	(1,374)
LME Aluminum Base Metal	(10)	8/2019	USD	(447,335)	8,261
LME Aluminum Base Metal	(14)	8/2019	USD	(627,638)	(5,415)
LME Aluminum Base Metal	(23)	8/2019	USD	(1,030,831)	2,517
LME Aluminum Base Metal	(34)	8/2019	USD	(1,526,813)	3,272
LME Aluminum Base Metal	(38)	8/2019	USD	(1,702,809)	41,913
LME Aluminum Base Metal	(123)	8/2019	USD	(5,508,586)	55,717
LME Copper Base Metal	(2)	8/2019	USD	(299,674)	6,170
LME Copper Base Metal	(7)	8/2019	USD	(1,049,300)	(16,723)
LME Copper Base Metal	(12)	8/2019	USD	(1,798,434)	16,098

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(15)	8/2019	USD	$ (2,247,473)	$ 60,526
LME Copper Base Metal	(26)	8/2019	USD	(3,897,634)	(106,269)
LME Copper Base Metal	(27)	8/2019	USD	(4,044,573)	132,299
LME Lead Base Metal	(2)	8/2019	USD	(96,566)	(6,552)
LME Lead Base Metal	(3)	8/2019	USD	(144,766)	(6,981)
LME Lead Base Metal	(4)	8/2019	USD	(192,896)	(5,658)
LME Lead Base Metal	(4)	8/2019	USD	(193,006)	(12,236)
LME Lead Base Metal	(10)	8/2019	USD	(482,750)	(29,705)
LME Lead Base Metal	(14)	8/2019	USD	(675,952)	(42,131)
LME Lead Base Metal	(16)	8/2019	USD	(771,204)	(23,475)
LME Nickel Base Metal	(2)	8/2019	USD	(152,139)	(9,817)
LME Nickel Base Metal	(2)	8/2019	USD	(152,234)	(7,685)
LME Nickel Base Metal	(3)	8/2019	USD	(228,070)	(8,669)
LME Nickel Base Metal	(6)	8/2019	USD	(456,101)	(24,303)
LME Nickel Base Metal	(7)	8/2019	USD	(531,798)	(27,278)
LME Nickel Base Metal	(10)	8/2019	USD	(759,776)	(52,932)
LME Nickel Base Metal	(12)	8/2019	USD	(911,183)	(34,687)
LME Nickel Base Metal	(16)	8/2019	USD	(1,217,760)	(58,359)
LME Zinc Base Metal	(2)	8/2019	USD	(125,530)	5,259
LME Zinc Base Metal	(3)	8/2019	USD	(188,025)	5,112
LME Zinc Base Metal	(4)	8/2019	USD	(251,700)	23,190
LME Zinc Base Metal	(7)	8/2019	USD	(439,845)	25,766
LME Zinc Base Metal	(9)	8/2019	USD	(563,108)	7,864
LME Zinc Base Metal	(11)	8/2019	USD	(688,394)	3,300
LME Zinc Base Metal	(23)	8/2019	USD	(1,438,949)	25,287
LME Aluminum Base Metal	(32)	9/2019	USD	(1,439,000)	(9,054)
LME Aluminum Base Metal	(47)	9/2019	USD	(2,115,000)	16,311
LME Aluminum Base Metal	(49)	9/2019	USD	(2,203,469)	(1,023)
LME Aluminum Base Metal	(49)	9/2019	USD	(2,206,531)	(18,826)
LME Aluminum Base Metal	(196)	9/2019	USD	(8,820,000)	(130,428)
LME Aluminum Base Metal	(271)	9/2019	USD	(12,196,694)	114,828
LME Copper Base Metal	(2)	9/2019	USD	(299,890)	(8,008)
LME Copper Base Metal	(8)	9/2019	USD	(1,198,700)	(1,351)
LME Copper Base Metal	(9)	9/2019	USD	(1,349,642)	(39,215)
LME Copper Base Metal	(15)	9/2019	USD	(2,247,375)	(4,504)
LME Copper Base Metal	(74)	9/2019	USD	(11,096,189)	(287,820)
LME Copper Base Metal	(195)	9/2019	USD	(29,230,500)	(267,031)
LME Lead Base Metal	(5)	9/2019	USD	(241,433)	(16,114)
LME Lead Base Metal	(9)	9/2019	USD	(434,603)	(6,264)
LME Lead Base Metal	(58)	9/2019	USD	(2,801,139)	(59,360)
LME Lead Base Metal	(86)	9/2019	USD	(4,153,800)	(126,664)
LME Nickel Base Metal	(2)	9/2019	USD	(152,328)	(11,274)
LME Nickel Base Metal	(10)	9/2019	USD	(761,438)	(46,717)
LME Nickel Base Metal	(13)	9/2019	USD	(990,054)	(28,974)
LME Nickel Base Metal	(103)	9/2019	USD	(7,851,690)	(238,293)
LME Zinc Base Metal	(4)	9/2019	USD	(249,500)	(1,077)
LME Zinc Base Metal	(5)	9/2019	USD	(312,644)	(1,409)
LME Zinc Base Metal	(8)	9/2019	USD	(500,360)	416
LME Zinc Base Metal	(8)	9/2019	USD	(500,468)	(4,929)
LME Zinc Base Metal	(17)	9/2019	USD	(1,062,198)	(1,023)
LME Zinc Base Metal	(73)	9/2019	USD	(4,564,325)	55,836
Cotton No. 2	(104)	12/2019	USD	(3,436,160)	161,467

					(8,646)

					$6,827,477

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$3,316,731	$—	$3,316,731

GSCO
Cash	—	1,078,803	1,078,803

GSIN
Investment Companies	1,001,828	—	1,001,828

JPPC
Cash	—	10,005,001	10,005,001

MACQ
U.S. Treasury Bills	506,352	—	506,352

MSCL
Cash	—	(1,420,238)	(1,420,238)

SOCG
Cash	4,745,119	—	4,745,119

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS	PRINCIPAL AMOUNT		VALUE
FOREIGN GOVERNMENT SECURITIES - 25.9%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	1,300,332	$1,557,062
0.10%, 4/15/2026 (a)(b)	EUR	1,160,137	1,448,626
France Government Bond OAT
0.25%, 7/25/2024 (a)(b)	EUR	435,871	535,031
0.10%, 3/1/2025	EUR	415,580	504,598
1.85%, 7/25/2027 (a)(b)	EUR	223,746	318,285
0.10%, 3/1/2028 (a)(b)	EUR	207,444	257,254
0.70%, 7/25/2030 (a)(b)	EUR	209,888	281,690
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	1,117,519	1,610,796
0.13%, 3/22/2026	GBP	781,207	1,184,239

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $7,704,925)			7,697,581

U.S. TREASURY OBLIGATIONS - 31.1%
U.S. Treasury Inflation Linked Notes
0.63%, 4/15/2023 (c)		$2,561,500	2,666,333
0.50%, 4/15/2024 (c)		2,100,000	2,154,369
0.13%, 7/15/2026		495,000	524,119
0.38%, 1/15/2027		500,000	532,567
0.38%, 7/15/2027		680,000	716,932
0.50%, 1/15/2028		610,000	642,244
0.75%, 7/15/2028		920,000	975,805
0.88%, 1/15/2029		950,000	1,011,992

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,058,914)			9,224,361

	SHARES
SHORT-TERM INVESTMENTS - 52.0%
INVESTMENT COMPANIES - 32.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(d)(e)		338,898	338,898
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.29% (1)(d)(e)		89,376	89,376
Limited Purpose Cash Investment Fund, 2.36% (1)(d)		9,088,524	9,090,341
UBS Select Treasury Preferred Fund, Class I, 2.23% (1)(d)		3,887	3,887

TOTAL INVESTMENT COMPANIES (Cost $9,519,233)			9,522,502

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 19.9%
U.S. Treasury Bills
2.44%, 7/5/2019 (f)		$302,000	301,935
2.45%, 7/11/2019 (f)		300,000	299,839
2.46%, 7/18/2019 (f)		300,000	299,710
2.47%, 7/25/2019 (f)		302,000	301,607
2.48%, 8/1/2019 (f)		302,000	301,477
2.46%, 8/8/2019 (f)		307,000	306,332
2.46%, 8/15/2019 (f)		307,000	306,197

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 19.9% (continued)
2.47%, 8/22/2019 (f)	$307,000	$306,069
2.49%, 8/29/2019 (f)	307,000	305,944
2.38%, 10/10/2019 (f)	289,000	287,301
2.37%, 10/17/2019 (f)	289,000	287,225
2.36%, 10/24/2019 (f)	289,000	287,164
2.39%, 10/31/2019 (f)	289,000	287,019
2.38%, 11/7/2019 (f)	289,000	286,864
2.38%, 11/14/2019 (f)	289,000	286,757
2.15%, 12/19/2019 (f)	520,000	514,958
2.05%, 12/26/2019 (f)	935,000	925,534

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,889,126)		5,891,932

TOTAL SHORT-TERM INVESTMENTS (Cost $15,408,359)		15,414,434

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 109.0% (Cost $32,172,198)		32,336,376

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0)% (g)		(2,677,596)

NET ASSETS - 100.0%		$29,658,780

(a)	Inflation protected security.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2019, the value of these securities amounted to $4,397,948 or 14.83% of net assets.

(c)	On 6/30/2019, securities valued at $4,820,702 were pledged as collateral for reverse repurchase agreements outstanding.
(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Reverse repurchase agreements at June 30, 2019:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	CURRENCY	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
CITI	6/13/2019	2.58%	7/11/2019	USD	$2,031,385
CITI	6/28/2019	2.58%	7/11/2019	USD	102,165
MPFS	6/13/2019	2.60%	7/11/2019	USD	2,529,191
MPFS	6/21/2019	2.65%	7/11/2019	USD	103,375

					$4,766,116

The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2019 was $6,614,046 at a net weighted average interest rate of 2.572%

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2019	HKD	1,425,250	$2,997
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2019	HKD	7,584,500	10,281
H-Shares Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2019	HKD	1,625,250	2,342
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/14/2019	BRL	1,015,700	7,057
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/11/2019	KRW	487,200,000	10,136
SGX NIFTY 50 Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/25/2019	USD	142,056	586
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/17/2019	TWD	2,115,400	1,583
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/17/2019	TWD	10,577,000	8,047

								43,029

Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	09/20/2019	CHF	886,770	(1,566)

								(1,566)

								$41,463

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	7/2019	EUR	$127,567	$(577)
CAC 40 10 Euro Index	10	7/2019	EUR	629,157	4,673
Hang Seng Index	1	7/2019	HKD	182,451	2,188
HSCEI	2	7/2019	HKD	138,702	1,522
LME Aluminum Base Metal	1	7/2019	USD	44,514	(2,365)
LME Lead Base Metal	1	7/2019	USD	48,024	(2,116)
LME Zinc Base Metal	1	7/2019	USD	63,944	(8,222)
MSCI Taiwan Index	2	7/2019	USD	77,300	494
Natural Gas	4	7/2019	USD	92,320	(13,551)
RBOB Gasoline	2	7/2019	USD	159,314	19,511
SGX NIFTY 50 Index	5	7/2019	USD	118,380	(53)
WTI Crude Oil	8	7/2019	USD	467,760	51,537
100 oz Gold	20	8/2019	USD	2,827,400	217,010
Brent Crude Oil	24	8/2019	USD	1,544,400	80,113
Lean Hogs	3	8/2019	USD	91,200	(7,705)
Live Cattle	13	8/2019	USD	542,620	(26,092)
LME Aluminum Base Metal	1	8/2019	USD	44,794	(284)
LME Copper Base Metal	1	8/2019	USD	149,799	(5,454)
Natural Gas	2	8/2019	USD	45,640	(172)
NY Harbor ULSD	2	8/2019	USD	163,565	10,613
RBOB Gasoline	2	8/2019	USD	155,744	8,500
WTI Crude Oil	9	8/2019	USD	526,680	(7,713)
Australia 10 Year Bond	13	9/2019	AUD	1,311,044	9,925
Canada 10 Year Bond	14	9/2019	CAD	1,528,021	16,154
Cocoa	4	9/2019	USD	97,000	(1,405)
Coffee ’C’	6	9/2019	USD	246,263	14,788
Corn	29	9/2019	USD	615,888	16,617
DAX Index	1	9/2019	EUR	352,160	2,402
EURO STOXX 50 Index	42	9/2019	EUR	1,655,299	24,583
Euro-Bund	88	9/2019	EUR	17,285,192	218,094
Feeder Cattle	1	9/2019	USD	68,350	123
FTSE 100 Index	14	9/2019	GBP	1,310,157	5,693
FTSE/JSE Top 40 Index	6	9/2019	ZAR	223,353	(1,626)
FTSE/MIB Index	4	9/2019	EUR	481,130	2,742
Japan 10 Year Bond Mini	89	9/2019	JPY	12,704,262	34,040
KC HRW Wheat	2	9/2019	USD	46,150	(2,643)
KOSPI 200 Index	5	9/2019	KRW	301,390	6,867
LME Aluminum Base Metal	1	9/2019	USD	45,000	611
LME Aluminum Base Metal	1	9/2019	USD	44,969	(58)
LME Aluminum Base Metal	1	9/2019	USD	44,987	537
LME Aluminum Base Metal	2	9/2019	USD	90,067	725
LME Aluminum Base Metal	9	9/2019	USD	405,056	(8,219)
LME Copper Base Metal	1	9/2019	USD	149,833	1,330
LME Copper Base Metal	6	9/2019	USD	899,400	(69,931)
LME Lead Base Metal	3	9/2019	USD	144,900	(3,452)
LME Nickel Base Metal	1	9/2019	USD	76,151	3,428
LME Nickel Base Metal	1	9/2019	USD	76,197	5,274
LME Nickel Base Metal	4	9/2019	USD	304,920	(13,122)
LME Zinc Base Metal	1	9/2019	USD	62,530	(351)
LME Zinc Base Metal	5	9/2019	USD	312,625	(34,914)
Low Sulphur Gasoil	6	9/2019	USD	360,300	2,618

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Russell 2000 E-Mini Index	11	9/2019	USD	$ 861,905	$ 18,536
S&P 500 E-Mini Index	64	9/2019	USD	9,421,440	153,138
S&P Midcap 400 E-Mini Index	5	9/2019	USD	975,000	19,470
S&P/TSX 60 Index	3	9/2019	CAD	447,955	1,160
Silver	13	9/2019	USD	997,165	14,938
SPI 200 Index	5	9/2019	AUD	575,593	4,159
Sugar No. 11	32	9/2019	USD	452,301	(3,091)
TOPIX Index	6	9/2019	JPY	863,145	(962)
U.S. Treasury 10 Year Note	215	9/2019	USD	27,513,280	561,182
Wheat	25	9/2019	USD	659,063	(1,198)
Soybean	4	11/2019	USD	184,600	10,048
Soybean Oil	14	12/2019	USD	242,172	461

					1,330,528

Short Contracts
LME Aluminum Base Metal	(1)	7/2019	USD	(44,514)	2,409
LME Lead Base Metal	(1)	7/2019	USD	(48,024)	2,273
LME Zinc Base Metal	(1)	7/2019	USD	(63,944)	7,678
LME Aluminum Base Metal	(1)	8/2019	USD	(44,794)	143
LME Copper Base Metal	(1)	8/2019	USD	(149,799)	4,900
LME Aluminum Base Metal	(1)	9/2019	USD	(44,969)	78
LME Aluminum Base Metal	(1)	9/2019	USD	(45,000)	(665)
LME Aluminum Base Metal	(1)	9/2019	USD	(44,987)	(664)
LME Aluminum Base Metal	(1)	9/2019	USD	(45,006)	316
LME Aluminum Base Metal	(2)	9/2019	USD	(90,067)	(772)
LME Copper Base Metal	(1)	9/2019	USD	(149,833)	(1,141)
LME Copper Base Metal	(2)	9/2019	USD	(299,800)	4,163
LME Nickel Base Metal	(1)	9/2019	USD	(76,151)	(3,533)
LME Nickel Base Metal	(1)	9/2019	USD	(76,197)	(5,101)
LME Nickel Base Metal	(2)	9/2019	USD	(152,460)	(8,817)
LME Zinc Base Metal	(1)	9/2019	USD	(62,530)	292

					1,559

					$1,332,087

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	4,992	USD	1,262	CITI**	9/18/2019	$28
BRL	5,008	USD	1,266	JPMC**	9/18/2019	28
EUR	2,284,576	USD	2,582,390	CITI	9/18/2019	31,747
EUR	2,284,587	USD	2,582,383	JPMC	9/18/2019	31,767
GBP	616,416	USD	783,755	CITI	9/18/2019	1,852
GBP	616,407	USD	783,745	JPMC	9/18/2019	1,851
HKD	420,994	USD	53,741	CITI	9/18/2019	171
HKD	421,006	USD	53,743	JPMC	9/18/2019	171
USD	1,225,956	GBP	959,344	CITI	9/18/2019	3,298
USD	1,225,775	GBP	959,338	JPMC	9/18/2019	3,124

Total unrealized appreciation						74,037

GBP	463,050	USD	591,507	CITI	9/18/2019	(1,363)
GBP	463,044	USD	591,500	JPMC	9/18/2019	(1,364)
USD	3,524	CHF	3,490	CITI	9/18/2019	(77)
USD	3,544	CHF	3,510	JPMC	9/18/2019	(77)
USD	4,984,097	EUR	4,410,454	CITI	9/18/2019	(62,587)
USD	4,984,103	EUR	4,410,465	JPMC	9/18/2019	(62,593)
USD	1,557,748	GBP	1,225,792	CITI	9/18/2019	(4,493)
USD	1,557,730	GBP	1,225,779	JPMC	9/18/2019	(4,494)
USD	67,667	HKD	530,000	CITI	9/18/2019	(204)
USD	67,667	HKD	530,000	JPMC	9/18/2019	(204)

Total unrealized depreciation						(137,456)

Net unrealized depreciation						$(63,419)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$795,778	$795,778

CITI
Cash	(60,000)	—	(60,000)
Investment Companies	86,376	—	86,376
U.S. Treasury Inflation Linked Notes	2,154,369	—	2,154,369

GSCO
Cash	—	85,362	85,362

GSIN
Investment Companies	89,376	—	89,376

JPMS
Cash	—	37,569	37,569

JPMC
Investment Companies	252,518	—	252,518

MPFS
U.S. Treasury Inflation Linked Notes	2,666,333	—	2,666,333

MLIN
Cash	(100,000)	—	(100,000)

MSCL
Cash	—	(305,976)	(305,976)

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
GSCO
Cash	$—	$17,426	$17,426

JPPC
Cash	—	264,374	264,374

MSCL
Cash	—	41,606	41,606

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS	PRINCIPAL AMOUNT		VALUE
FOREIGN GOVERNMENT SECURITIES - 16.8%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/2023 (a)(b)	EUR	3,034,108	$3,633,145
0.10%, 4/15/2026 (a)(b)	EUR	2,847,609	3,555,717
France Government Bond OAT
0.25%, 7/25/2024 (a)(b)	EUR	1,073,731	1,318,004
0.10%, 3/1/2025	EUR	1,038,950	1,261,495
1.85%, 7/25/2027 (a)(b)	EUR	671,238	954,856
0.10%, 3/1/2028 (a)(b)	EUR	518,610	643,135
0.70%, 7/25/2030 (a)(b)	EUR	419,776	563,380
United Kingdom Index Linked Treasury Gilt
0.13%, 3/22/2024	GBP	2,615,470	3,769,949
0.13%, 3/22/2026	GBP	1,785,616	2,706,831

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $18,524,282)			18,406,512

U.S. TREASURY OBLIGATIONS - 20.1%
U.S. Treasury Inflation Linked Notes
0.63%, 4/15/2023 (c)		$6,178,600	6,431,467
0.50%, 4/15/2024 (c)		5,000,000	5,129,450
0.13%, 7/15/2026		1,145,000	1,212,357
0.38%, 1/15/2027		1,100,000	1,171,648
0.38%, 7/15/2027 (c)		1,550,000	1,634,182
0.50%, 1/15/2028 (c)		1,500,000	1,579,289
0.75%, 7/15/2028		2,370,000	2,513,757
0.88%, 1/15/2029		2,195,000	2,338,235

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,657,078)			22,010,385

		SHARES

SHORT-TERM INVESTMENTS - 59.1%
INVESTMENT COMPANIES - 37.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(d)(e)		1,105,873	1,105,873
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.29% (1)(d)(e)		239,890	239,890
Limited Purpose Cash Investment Fund, 2.36% (1)(d)		39,621,709	39,629,634
UBS Select Treasury Preferred Fund, Class I, 2.23% (1)(d)		61,103	61,103

TOTAL INVESTMENT COMPANIES (Cost $41,023,563)			41,036,500

		PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 21.7%
U.S. Treasury Bills
2.45%, 7/11/2019 (f)		$1,581,000	1,580,154
2.46%, 7/18/2019 (f)		2,570,000	2,567,511
2.48%, 7/25/2019 (f)(g)		3,342,000	3,337,655
2.48%, 8/1/2019 (f)		1,509,000	1,506,388
2.41%, 10/3/2019 (f)		4,875,000	4,848,364
2.36%, 11/7/2019 (f)		1,010,000	1,002,536

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 21.7% (continued)
2.36%, 11/14/2019 (f)	$1,010,000	$1,002,159
2.37%, 11/21/2019 (f)	1,010,000	1,001,735
2.35%, 11/29/2019 (f)	275,000	272,618
2.28%, 12/5/2019 (f)	594,000	588,787
2.16%, 12/12/2019 (f)	1,266,000	1,254,256
2.15%, 12/19/2019 (f)	2,256,000	2,234,126
2.05%, 12/26/2019 (f)	2,586,000	2,559,820

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,744,696)		23,756,109

TOTAL SHORT-TERM INVESTMENTS (Cost $64,768,259)		64,792,609

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.0% (Cost $104,949,619)		105,209,506

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0% (h)		4,338,253

NET ASSETS - 100.0%		$109,547,759

(a)	Inflation protected security.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2019, the value of these securities amounted to $10,668,237 or 9.74% of net assets.

(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	All or a portion of the security pledged as collateral for swap contracts.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Canada 10 Year Bond September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	09/19/2019	CAD	714,650	$5,772
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/09/2019	USD	164,175	11,216
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/09/2019	USD	41,044	3,170
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/09/2019	USD	41,044	3,210
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	233,613	31,835
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/23/2019	USD	42,475	5,829
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(99,120)	995
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/08/2019	USD	(66,080)	1,325
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2019	HKD	4,275,750	8,191
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2019	HKD	8,668,000	10,321
HSCEI July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/30/2019	HKD	9,209,750	11,911
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/14/2019	BRL	3,047,100	21,817
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/11/2019	KRW	1,392,000,000	29,152
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/15/2019	USD	(28,840)	3,700
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	07/15/2019	USD	(57,680)	8,619
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	07/15/2019	USD	(173,040)	28,161
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/14/2019	USD	(30,400)	15

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
SGX NIFTY 50 Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/25/2019	USD	307,788	$ 1,349
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	184,600	13,559
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	276,900	20,465
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	10/25/2019	USD	369,200	25,500
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	10/25/2019	USD	276,900	19,200
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/22/2019	USD	64,580	3,391
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/22/2019	USD	(64,580)	1,218
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/22/2019	USD	193,740	10,702
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/22/2019	USD	(193,740)	2,580
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/17/2019	TWD	12,692,400	9,549
TAIEX Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/17/2019	TWD	6,346,200	4,787
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	289,988	928

								298,467

Cocoa September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/02/2019	USD	24,250	(302)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	11/08/2019	USD	99,120	(2,280)
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	11/08/2019	USD	66,080	(1,590)
KC HRW Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/23/2019	USD	23,075	(775)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	07/15/2019	USD	57,680	(18,595)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	07/15/2019	USD	173,040	(52,919)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/15/2019	USD	28,840	$ (8,264)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/14/2019	USD	182,400	(16,240)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/14/2019	USD	30,400	(1,920)
Lean Hogs August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/14/2019	USD	60,800	(4,941)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/02/2019	USD	41,740	(1,761)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/02/2019	USD	500,880	(28,673)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	10/25/2019	USD	(276,900)	(1,766)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(46,150)	(391)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	10/25/2019	USD	(369,200)	(11,950)
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	380,556	(442)
Sugar No. 11 September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	09/16/2019	USD	28,269	(233)
Sugar No. 11 September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	09/16/2019	USD	14,134	(252)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	09/20/2019	CHF	1,970,600	(1,392)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/23/2019	USD	105,450	(1,310)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/23/2019	USD	105,450	(1,411)

								(157,407)

								$141,060

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	7/2019	EUR	$127,567	$378
CAC 40 10 Euro Index	20	7/2019	EUR	1,258,315	9,934
Hang Seng Index	2	7/2019	HKD	364,901	4,376
HSCEI	13	7/2019	HKD	901,564	8,011
LME Aluminum Base Metal	1	7/2019	USD	44,508	(2,542)
LME Aluminum Base Metal	1	7/2019	USD	44,524	(2,119)
LME Copper Base Metal	1	7/2019	USD	149,614	(11,709)
LME Zinc Base Metal	1	7/2019	USD	64,050	(8,786)
MSCI Taiwan Index	14	7/2019	USD	541,100	1,942
Natural Gas	8	7/2019	USD	184,640	(24,862)
RBOB Gasoline	2	7/2019	USD	159,314	19,511
SGX NIFTY 50 Index	12	7/2019	USD	284,112	192
WTI Crude Oil	20	7/2019	USD	1,169,400	127,334
100 oz Gold	47	8/2019	USD	6,644,390	514,709
Brent Crude Oil	58	8/2019	USD	3,732,300	201,908
Live Cattle	19	8/2019	USD	793,060	(29,457)
LME Aluminum Base Metal	1	8/2019	USD	44,919	166
LME Aluminum Base Metal	2	8/2019	USD	89,588	(568)
LME Copper Base Metal	1	8/2019	USD	149,864	(989)
LME Lead Base Metal	1	8/2019	USD	48,283	2,905
LME Nickel Base Metal	1	8/2019	USD	76,023	2,760
LME Zinc Base Metal	1	8/2019	USD	62,563	(940)
Natural Gas	7	8/2019	USD	159,740	(272)
NY Harbor ULSD	5	8/2019	USD	408,912	21,473
RBOB Gasoline	7	8/2019	USD	545,105	9,338
WTI Crude Oil	22	8/2019	USD	1,287,440	(18,875)
Australia 10 Year Bond	33	9/2019	AUD	3,328,036	25,526
Canada 10 Year Bond	29	9/2019	CAD	3,165,187	36,197
Cocoa	9	9/2019	USD	218,250	(3,213)
Coffee ’C’	7	9/2019	USD	287,306	15,761
Corn	56	9/2019	USD	1,189,300	3,000
DAX Index	2	9/2019	EUR	704,320	8,885
EURO STOXX 50 Index	101	9/2019	EUR	3,980,600	61,663
Euro-Bund	213	9/2019	EUR	41,838,022	532,740
Feeder Cattle	2	9/2019	USD	136,700	(118)
FTSE 100 Index	32	9/2019	GBP	2,994,644	13,713
FTSE/JSE Top 40 Index	14	9/2019	ZAR	521,156	(3,901)
FTSE/MIB Index	8	9/2019	EUR	962,259	9,015
Japan 10 Year Bond Mini	218	9/2019	JPY	31,118,305	83,215
KC HRW Wheat	4	9/2019	USD	92,300	(3,653)
KOSPI 200 Index	10	9/2019	KRW	602,780	14,016
LME Aluminum Base Metal	2	9/2019	USD	89,973	1,073
LME Aluminum Base Metal	2	9/2019	USD	89,938	(116)
LME Aluminum Base Metal	2	9/2019	USD	90,067	725
LME Aluminum Base Metal	3	9/2019	USD	135,000	1,832
LME Aluminum Base Metal	5	9/2019	USD	225,188	4,834
LME Aluminum Base Metal	23	9/2019	USD	1,035,144	(14,022)
LME Copper Base Metal	1	9/2019	USD	149,825	47
LME Copper Base Metal	1	9/2019	USD	149,833	1,330
LME Copper Base Metal	1	9/2019	USD	149,956	4,003
LME Copper Base Metal	14	9/2019	USD	2,098,600	(164,416)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal	1	9/2019	USD	$ 48,293	$ 1,602
LME Lead Base Metal	1	9/2019	USD	48,289	692
LME Lead Base Metal	1	9/2019	USD	48,295	931
LME Lead Base Metal	7	9/2019	USD	338,100	(1,951)
LME Nickel Base Metal	1	9/2019	USD	76,158	2,235
LME Nickel Base Metal	1	9/2019	USD	76,197	5,274
LME Nickel Base Metal	1	9/2019	USD	76,164	5,631
LME Nickel Base Metal	10	9/2019	USD	762,300	(32,651)
LME Zinc Base Metal	1	9/2019	USD	62,482	246
LME Zinc Base Metal	1	9/2019	USD	62,530	(351)
LME Zinc Base Metal	1	9/2019	USD	62,375	148
LME Zinc Base Metal	2	9/2019	USD	125,090	(231)
LME Zinc Base Metal	2	9/2019	USD	125,072	1,209
LME Zinc Base Metal	14	9/2019	USD	875,350	(69,739)
Low Sulphur Gasoil	14	9/2019	USD	840,700	7,307
Russell 2000 E-Mini Index	27	9/2019	USD	2,115,585	41,592
S&P 500 E-Mini Index	155	9/2019	USD	22,817,550	375,116
S&P Midcap 400 E-Mini Index	12	9/2019	USD	2,340,000	46,854
S&P/TSX 60 Index	9	9/2019	CAD	1,343,866	5,892
Silver	32	9/2019	USD	2,454,560	42,473
SPI 200 Index	13	9/2019	AUD	1,496,542	9,957
Sugar No. 11	74	9/2019	USD	1,045,946	(6,746)
TOPIX Index	15	9/2019	JPY	2,157,863	(2,658)
U.S. Treasury 10 Year Note	522	9/2019	USD	66,799,687	1,364,844
Wheat	41	9/2019	USD	1,080,863	(475)
Soybean Oil	12	12/2019	USD	207,576	(185)

					3,248,970

Short Contracts
LME Aluminum Base Metal	(1)	7/2019	USD	(44,508)	2,639
LME Aluminum Base Metal	(1)	7/2019	USD	(44,524)	2,148
LME Copper Base Metal	(1)	7/2019	USD	(149,614)	12,065
LME Zinc Base Metal	(1)	7/2019	USD	(64,050)	9,372
LME Aluminum Base Metal	(1)	8/2019	USD	(44,919)	(214)
LME Aluminum Base Metal	(2)	8/2019	USD	(89,588)	285
LME Copper Base Metal	(1)	8/2019	USD	(149,864)	1,117
LME Lead Base Metal	(1)	8/2019	USD	(48,283)	(3,005)
LME Nickel Base Metal	(1)	8/2019	USD	(76,023)	(2,890)
LME Zinc Base Metal	(1)	8/2019	USD	(62,563)	1,220
LME Aluminum Base Metal	(2)	9/2019	USD	(89,973)	(1,329)
LME Aluminum Base Metal	(2)	9/2019	USD	(90,067)	(772)
LME Aluminum Base Metal	(2)	9/2019	USD	(89,938)	157
LME Aluminum Base Metal	(3)	9/2019	USD	(135,000)	(1,996)
LME Aluminum Base Metal	(3)	9/2019	USD	(135,019)	547
LME Aluminum Base Metal	(5)	9/2019	USD	(225,188)	(5,577)
LME Copper Base Metal	(1)	9/2019	USD	(149,833)	(1,141)
LME Copper Base Metal	(1)	9/2019	USD	(149,956)	(4,415)
LME Copper Base Metal	(1)	9/2019	USD	(149,825)	(300)
LME Copper Base Metal	(4)	9/2019	USD	(599,600)	(4,409)
LME Lead Base Metal	(1)	9/2019	USD	(48,293)	(1,896)
LME Lead Base Metal	(1)	9/2019	USD	(48,300)	(2,858)
LME Lead Base Metal	(1)	9/2019	USD	(48,289)	(542)
LME Lead Base Metal	(1)	9/2019	USD	(48,295)	(748)
LME Nickel Base Metal	(1)	9/2019	USD	(76,158)	(2,229)
LME Nickel Base Metal	(1)	9/2019	USD	(76,164)	(5,763)
LME Nickel Base Metal	(1)	9/2019	USD	(76,197)	(5,101)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(4)	9/2019	USD	$ (304,920)	$ (16,137)
LME Zinc Base Metal	(1)	9/2019	USD	(62,482)	(60)
LME Zinc Base Metal	(1)	9/2019	USD	(62,375)	(342)
LME Zinc Base Metal	(1)	9/2019	USD	(62,530)	292
LME Zinc Base Metal	(2)	9/2019	USD	(125,090)	579
LME Zinc Base Metal	(2)	9/2019	USD	(125,072)	(1,127)
LME Zinc Base Metal	(2)	9/2019	USD	(125,050)	545

					(31,885)

					$3,217,085

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	187,950	USD	213,818	CITI	9/18/2019	$1,244
EUR	187,951	USD	213,820	JPMC	9/18/2019	1,244
GBP	134,592	USD	171,197	CITI	9/18/2019	336
GBP	134,590	USD	171,195	JPMC	9/18/2019	336
HKD	879,008	USD	112,208	CITI	9/18/2019	357
HKD	878,992	USD	112,206	JPMC	9/18/2019	357
USD	1,627,634	GBP	1,274,349	CITI	9/18/2019	3,510
USD	1,628,267	GBP	1,274,356	JPMC	9/18/2019	4,133

Total unrealized appreciation						11,517

GBP	134,547	USD	171,538	CITI	9/18/2019	(61)
GBP	134,547	USD	171,538	JPMC	9/18/2019	(61)
USD	6,327	BRL	24,994	CITI**	9/18/2019	(133)
USD	6,330	BRL	25,006	JPMC**	9/18/2019	(133)
USD	743	CAD	1,000	CITI	9/18/2019	(22)
USD	743	CAD	1,000	JPMC	9/18/2019	(22)
USD	7,573	CHF	7,500	CITI	9/18/2019	(165)
USD	7,573	CHF	7,500	JPMC	9/18/2019	(165)
USD	6,063,015	EUR	5,365,194	CITI	9/18/2019	(76,135)
USD	6,063,019	EUR	5,365,205	JPMC	9/18/2019	(76,143)
USD	1,981,353	GBP	1,559,127	CITI	9/18/2019	(5,713)
USD	1,981,364	GBP	1,559,137	JPMC	9/18/2019	(5,715)
USD	142,791	HKD	1,118,500	CITI	9/18/2019	(442)
USD	142,791	HKD	1,118,500	JPMC	9/18/2019	(443)

Total unrealized depreciation						(165,353)

Net unrealized depreciation						$(153,836)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$1,898,056	$1,898,056

CITI
Investment Companies	427,031	—	427,031

GSCO
Cash	—	(564,277)	(564,277)
U.S. Treasury Inflation Linked Notes	—	760,401	760,401

GSIN
Investment Companies	239,890	—	239,890

JPMC
Investment Companies	594,644	—	594,644

JPMS
Cash	—	89,319	89,319

MLIN
Cash	(120,000)	—	(120,000)

MSCL
Cash	—	(1,347,471)	(1,347,471)
U.S. Treasury Inflation Linked Notes	—	646,425	646,425

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$84,198	$—	$84,198

GSCO
Cash	—	29,502	29,502

GSIN
U.S. Treasury Bills	98,871	—	98,871

JPPC
Cash	—	606,947	606,947

MACQ
U.S. Treasury Bills	69,909	—	69,909

MSCL
Cash	—	35,601	35,601

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 132.3%
COMMON STOCKS - 56.0%

Argentina - 0.1%
MercadoLibre, Inc. *(a)	4,058	$2,482,563

Canada - 5.4%
Air Canada *(b)	802,892	24,334,147
Alimentation Couche-Tard, Inc., Class B	49,164	3,093,891
Bank of Montreal	95,673	7,226,890
Bank of Nova Scotia (The)	40,180	2,158,193
BCE, Inc.	19,120	869,894
Brookfield Asset Management, Inc., Class A	28,691	1,372,602
Canadian Imperial Bank of Commerce (b)	105,387	8,287,391
Canadian National Railway Co.	6,359	588,531
Canadian Pacific Railway Ltd.	1,831	431,244
Canadian Tire Corp. Ltd., Class A	34,248	3,731,438
CGI, Inc. *(b)	141,984	10,915,925
CI Financial Corp.	143,315	2,335,415
Cronos Group, Inc. *	108,104	1,734,386
Emera, Inc.	72,864	2,977,322
Gildan Activewear, Inc.	29,716	1,150,019
Hydro One Ltd. (c)	109,060	1,902,127
iA Financial Corp., Inc.	22,702	924,688
IGM Financial, Inc.	31,512	899,724
Intact Financial Corp.	39,440	3,644,785
Kinross Gold Corp. *	617,186	2,384,759
Linamar Corp.	58,560	2,185,799
Loblaw Cos. Ltd.	11,308	578,979
Magna International, Inc.	94,355	4,694,874
Manulife Financial Corp. (b)	632,384	11,493,062
Methanex Corp.	34,066	1,546,504
National Bank of Canada	101,240	4,809,393
Open Text Corp.	19,440	802,213
Peyto Exploration & Development Corp.	333,615	998,641
Power Financial Corp.	61,641	1,417,759
Quebecor, Inc., Class B	144,670	3,445,655
Rogers Communications, Inc., Class B	93,854	5,023,989
Royal Bank of Canada (b)	113,499	9,019,771
Seven Generations Energy Ltd., Class A *	515,197	2,525,726
Shaw Communications, Inc., Class B	28,761	586,838
Sun Life Financial, Inc.	31,909	1,321,389
Teck Resources Ltd., Class B	90,682	2,092,635
Thomson Reuters Corp.	11,314	729,874
Toronto-Dominion Bank (The) (b)	216,501	12,650,647
Tourmaline Oil Corp.	314,404	4,004,627
West Fraser Timber Co. Ltd.	19,892	906,840

		151,798,586

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd. (2)	5,354,400	6,066,373

Italy - 6.3%
A2A SpA (2)	6,117,754	10,619,935
Assicurazioni Generali SpA (2)(b)	1,283,955	24,173,765
Autogrill SpA (2)	45,972	482,186

INVESTMENTS	SHARES	VALUE

Italy - 6.3% (continued)
BPER Banca (2)	534,658	$2,179,338
Enel SpA (2)(b)	9,313,177	64,966,394
Eni SpA (2)(b)	1,486,699	24,719,828
Hera SpA (2)	1,169,926	4,474,992
Italgas SpA (2)	573,345	3,853,414
Poste Italiane SpA (2)(c)	2,254,549	23,757,752
Terna Rete Elettrica Nazionale SpA (2)(b)	1,939,745	12,359,316
Unipol Gruppo SpA (2)	374,765	1,826,133
UnipolSai Assicurazioni SpA (2)	2,909,091	7,474,751

		180,887,804

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	1,129,600	2,221,462
Venture Corp. Ltd. (2)(a)	276,400	3,337,167
Wilmar International Ltd. (2)(a)	166,700	456,332

		6,014,961

Spain - 1.2%
Repsol SA (2)(b)	2,111,918	33,142,003

Switzerland - 0.1%
Temenos AG (Registered) (2)*(a)	11,486	2,056,614

United Kingdom - 0.9%
Fiat Chrysler Automobiles NV (2)	1,778,274	24,679,657

United States - 41.6%
Aaron’s, Inc.	26,114	1,603,661
Abbott Laboratories (a)	48,508	4,079,523
Activision Blizzard, Inc. (a)	13,888	655,514
Acuity Brands, Inc. (a)	27,559	3,800,662
Adobe, Inc. *(b)	48,308	14,233,952
AGCO Corp.	25,215	1,955,928
Air Lease Corp. (a)	30,723	1,270,089
Akamai Technologies, Inc. *(b)	234,601	18,800,924
Allison Transmission Holdings, Inc.	22,142	1,026,282
Alphabet, Inc., Class A *(b)	14,430	15,624,804
Amazon.com, Inc. *	3,584	6,786,770
Amdocs Ltd. (b)	147,837	9,179,199
American Eagle Outfitters, Inc. (b)	545,252	9,214,759
ANSYS, Inc. *	17,532	3,590,904
Anthem, Inc. (a)(b)	73,942	20,867,172
Apergy Corp. *	33,849	1,135,295
Arconic, Inc.	26,179	675,942
AutoZone, Inc. *(a)	1,128	1,240,202
Bausch Health Cos., Inc. *	119,516	3,015,394
Baxter International, Inc. (a)(b)	151,565	12,413,174
Bed Bath & Beyond, Inc. (a)	237,183	2,756,066
Best Buy Co., Inc. (a)	77,460	5,401,286
Boeing Co. (The) (b)	17,044	6,204,186
Booking Holdings, Inc. *(a)(b)	11,950	22,402,784
Booz Allen Hamilton Holding Corp.	42,121	2,788,831
BRP, Inc. (b)	208,945	7,467,165
CACI International, Inc., Class A *(a)	6,784	1,387,939
Cadence Design Systems, Inc. *(b)	263,175	18,635,422
Callon Petroleum Co. *(a)	395,988	2,609,561
Carlisle Cos., Inc.	11,313	1,588,458
CDK Global, Inc. (a)	91,145	4,506,209

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE

United States - 41.6% (continued)
Centene Corp. *(a)	32,382	$1,698,112
Cerner Corp. (a)	394,095	28,887,163
Cigna Corp.	26,526	4,179,171
Cirrus Logic, Inc. *	370,233	16,179,182
Citrix Systems, Inc.	29,228	2,868,436
CNX Resources Corp. *(a)	489,494	3,578,201
Cognizant Technology Solutions Corp., Class A	14,228	901,913
ConocoPhillips (b)	209,766	12,795,726
Cooper Cos., Inc. (The) (a)	23,953	8,069,526
Crane Co.	11,284	941,537
Cummins, Inc. (a)	33,065	5,665,357
Curtiss-Wright Corp.	45,990	5,846,709
Danaher Corp. (a)(b)	145,848	20,844,596
Dick’s Sporting Goods, Inc. (a)	148,990	5,159,524
Dillard’s, Inc., Class A (a)	152,822	9,517,754
Dover Corp. (a)	6,417	642,983
DXC Technology Co. (b)	172,720	9,525,508
Eaton Corp. plc (b)	254,905	21,228,488
eBay, Inc. (a)	302,470	11,947,565
Edwards Lifesciences Corp. *(a)	40,324	7,449,456
Electronic Arts, Inc. *	57,619	5,834,500
EMCOR Group, Inc.	7,798	687,004
Encompass Health Corp. (a)	13,451	852,255
Expedia Group, Inc.	7,790	1,036,304
Extraction Oil & Gas, Inc. *(a)	313,947	1,359,391
Facebook, Inc., Class A *(b)	55,822	10,773,646
Fair Isaac Corp. *(a)	36,860	11,574,777
Foot Locker, Inc. (b)	290,032	12,158,141
Fortinet, Inc. *(b)	105,320	8,091,736
Gap, Inc. (The) (a)	197,195	3,543,594
Gardner Denver Holdings, Inc. *(a)	18,387	636,190
GATX Corp. (a)	17,513	1,388,606
General Dynamics Corp.	6,574	1,195,285
Genpact Ltd.	16,679	635,303
Globus Medical, Inc., Class A *(a)(b)	236,610	10,008,603
GrafTech International Ltd. (a)	123,947	1,425,391
Halliburton Co. (a)	74,144	1,686,035
Harris Corp. (a)	30,670	5,800,617
HCA Healthcare, Inc. (b)	162,289	21,936,603
HD Supply Holdings, Inc. *	10,757	433,292
HEICO Corp.	9,797	1,310,937
Helmerich & Payne, Inc. (a)	37,861	1,916,524
Henry Schein, Inc. *(a)	50,431	3,525,127
Hexcel Corp.	5,405	437,156
Hill-Rom Holdings, Inc.	6,228	651,573
HollyFrontier Corp. (b)	411,837	19,059,816
Honeywell International, Inc. (a)	2,415	421,635
Hubbell, Inc.	9,508	1,239,843
Humana, Inc. (b)	30,678	8,138,873
Huntington Ingalls Industries, Inc. (a)(b)	157,140	35,315,643
IAC/InterActiveCorp *(a)(b)	48,980	10,654,619
ICU Medical, Inc. *(a)	21,143	5,326,133
IDEX Corp.	2,542	437,580
Ingersoll-Rand plc	17,623	2,232,305
Inogen, Inc. *(a)	35,748	2,386,536
Intel Corp. (a)(b)	164,314	7,865,711
International Business Machines Corp. (a)(b)	135,969	18,750,125

INVESTMENTS	SHARES	VALUE

United States - 41.6% (continued)
Intuitive Surgical, Inc. *(a)	5,075	$2,662,091
ITT, Inc. (a)	77,198	5,054,925
j2 Global, Inc. (a)	133,695	11,884,149
Johnson Controls International plc	39,082	1,614,477
Kennametal, Inc.	28,446	1,052,218
KLA-Tencor Corp.	17,473	2,065,309
Kohl’s Corp. (a)(b)	271,238	12,897,367
Laboratory Corp. of America Holdings *(b)	99,734	17,244,009
Lam Research Corp. (a)	59,244	11,128,393
Lincoln Electric Holdings, Inc.	6,421	528,577
Lockheed Martin Corp. (a)	6,280	2,283,031
LogMeIn, Inc.	32,926	2,425,988
Macy’s, Inc. (a)(b)	435,243	9,340,315
Manhattan Associates, Inc. *(a)(b)	146,820	10,179,031
Masco Corp.	59,676	2,341,686
Masimo Corp. *	10,007	1,489,242
MasTec, Inc. *(a)	27,725	1,428,669
Match Group, Inc. (a)(b)	138,356	9,307,208
McDermott International, Inc. *(a)	251,509	2,429,577
McKesson Corp. (a)(b)	68,924	9,262,696
MEDNAX, Inc. *(a)	178,667	4,507,768
Medtronic plc	101,372	9,872,619
Micron Technology, Inc. *(a)(b)	453,443	17,498,365
Microsoft Corp. (b)	123,699	16,570,718
MKS Instruments, Inc. (a)	54,332	4,231,919
Molina Healthcare, Inc. *(a)(b)	94,634	13,545,911
Murphy USA, Inc. *(b)	116,591	9,797,142
Nabors Industries Ltd.	379,142	1,099,512
Nordstrom, Inc.	17,066	543,723
Northrop Grumman Corp. (b)	34,069	11,008,035
Nuance Communications, Inc. *	26,004	415,284
NuVasive, Inc. *	36,481	2,135,598
nVent Electric plc	17,425	431,966
Okta, Inc. *(a)	4,904	605,693
ON Semiconductor Corp. *	280,596	5,670,845
Oracle Corp. (a)(b)	375,245	21,377,708
Oshkosh Corp. (b)	86,924	7,257,285
Parker-Hannifin Corp.	13,962	2,373,680
Patterson Cos., Inc. (a)	36,435	834,362
Patterson-UTI Energy, Inc. (a)	477,638	5,497,613
Paycom Software, Inc. *	9,448	2,142,051
PBF Energy, Inc., Class A (a)(b)	419,494	13,130,162
Penske Automotive Group, Inc. (a)	38,527	1,822,327
Phillips 66 (a)	43,831	4,099,952
Qorvo, Inc. *	17,803	1,185,858
Quanta Services, Inc. (b)	170,476	6,510,478
Quest Diagnostics, Inc. (a)	6,182	629,389
Qurate Retail, Inc. *(a)(b)	930,074	11,523,617
Raytheon Co. (a)(b)	61,470	10,688,404
Regal Beloit Corp. (a)	22,016	1,798,927
Resideo Technologies, Inc. *	43,578	955,230
ResMed, Inc. (a)	6,161	751,827
Roper Technologies, Inc. (a)	1,149	420,833
Ross Stores, Inc. (a)	17,069	1,691,879
RPC, Inc. (a)	605,400	4,364,934
Sally Beauty Holdings, Inc. *(a)	239,070	3,189,194
Science Applications International Corp. (a)	7,984	691,095

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE

United States - 41.6% (continued)
Skyworks Solutions, Inc. (a)(b)	121,737	$9,406,618
SM Energy Co.	107,539	1,346,388
Snap-on, Inc. (a)	62,987	10,433,167
Southwestern Energy Co. *(a)	4,106,500	12,976,540
Spirit AeroSystems Holdings, Inc., Class A (b)	337,862	27,491,830
Symantec Corp. (b)	452,471	9,845,769
SYNNEX Corp. (a)	5,774	568,162
Synopsys, Inc. *	39,096	5,031,264
Target Corp. (b)	98,303	8,514,023
Teledyne Technologies, Inc. *	20,157	5,520,398
Teradyne, Inc.	26,884	1,288,012
Textron, Inc. (a)(b)	261,426	13,866,035
Timken Co. (The)	34,906	1,792,074
TJX Cos., Inc. (The)	81,354	4,302,000
TripAdvisor, Inc. *(b)	283,950	13,144,046
Twitter, Inc. *(a)	115,667	4,036,778
United Technologies Corp.	3,241	421,978
UnitedHealth Group, Inc. (a)	3,963	967,012
Universal Health Services, Inc., Class B (a)	67,375	8,785,026
Urban Outfitters, Inc. *(a)(b)	277,798	6,319,905
Valero Energy Corp. (a)	131,656	11,271,070
Varian Medical Systems, Inc. *(a)	26,732	3,639,027
Veeva Systems, Inc., Class A *(b)	205,422	33,300,959
VeriSign, Inc. *(b)	63,285	13,236,691
VMware, Inc., Class A (b)	107,764	18,019,218
Wayfair, Inc., Class A *(a)	6,406	935,276
WESCO International, Inc. *	8,699	440,604
Whiting Petroleum Corp. *(a)	259,742	4,851,981
Williams-Sonoma, Inc. (a)	223,274	14,512,810
Woodward, Inc. (a)	83,934	9,497,971
Xilinx, Inc. (a)	23,992	2,829,137

		1,181,655,003

TOTAL COMMON STOCKS (Cost $1,513,344,382)		1,588,783,564

SHORT-TERM INVESTMENTS - 76.3%
INVESTMENT COMPANIES - 55.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (d)(e)	161,163,219	161,163,219
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.29% (d)(e)	386,176,460	386,176,460
Limited Purpose Cash Investment Fund, 2.36% (d)(f)	945,960,719	946,149,911
UBS Select Treasury Preferred Fund, Class I, 2.23% (d)	90,591,127	90,591,127

TOTAL INVESTMENT COMPANIES (Cost $1,583,683,573)		1,584,080,717

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 20.4%
U.S. Treasury Bills
2.49%, 7/18/2019 (2)(g)	$25,887,000	$25,861,925
2.48%, 7/25/2019 (2)(g)(h)	38,314,000	38,264,192
2.48%, 8/1/2019 (2)(g)(h)	69,613,000	69,492,512
2.48%, 8/15/2019 (2)(g)(i)	57,367,000	57,216,949
2.49%, 8/22/2019 (2)(g)(i)	103,913,000	103,597,946
2.49%, 8/29/2019 (2)(g)(i)	52,157,000	51,977,493
2.49%, 9/12/2019 (2)(g)	2,194,000	2,184,824
2.48%, 9/19/2019 (2)(g)	1,382,000	1,375,619
2.44%, 9/26/2019 (2)(g)	8,380,000	8,337,978
2.41%, 10/3/2019 (2)(g)	7,739,000	7,696,716
2.42%, 10/17/2019 (2)(g)	15,841,000	15,743,697
2.41%, 10/24/2019 (2)(g)(i)	79,766,000	79,259,251
2.42%, 10/31/2019 (2)(g)(i)	79,766,000	79,219,281
2.38%, 11/14/2019 (2)(g)(j)	29,198,000	28,971,326
2.37%, 11/21/2019 (2)(g)(j)	8,755,000	8,683,360
2.35%, 11/29/2019 (2)(g)(j)	857,000	849,577

TOTAL U.S. TREASURY OBLIGATIONS (Cost $578,302,839)		578,732,646

TOTAL SHORT-TERM INVESTMENTS (Cost $2,161,986,412)		2,162,813,363

TOTAL LONG POSITIONS (Cost $3,675,330,794)		3,751,596,927

	SHARES
SHORT POSITIONS - (37.8)%
COMMON STOCKS - (37.8)%

Canada - (5.3)%
Agnico Eagle Mines Ltd.	(86,770)	(4,448,656)
AltaGas Ltd.	(749,941)	(11,344,608)
Barrick Gold Corp.	(464,539)	(7,332,306)
BlackBerry Ltd. *	(293,991)	(2,191,098)
Bombardier, Inc., Class B *	(4,182,964)	(7,027,239)
Cameco Corp.	(507,340)	(5,439,314)
Canadian Natural Resources Ltd.	(24,719)	(666,510)
CCL Industries, Inc., Class B	(57,039)	(2,797,178)
Cenovus Energy, Inc.	(769,988)	(6,791,158)
Dollarama, Inc.	(273,769)	(9,631,200)
Element Fleet Management Corp.	(605,677)	(4,421,574)
Enbridge, Inc.	(429,827)	(15,525,040)
Fairfax Financial Holdings Ltd.	(1,471)	(722,004)
Finning International, Inc.	(136,506)	(2,488,182)
Franco-Nevada Corp.	(27,834)	(2,362,452)
George Weston Ltd.	(7,112)	(539,666)
Husky Energy, Inc.	(60,311)	(571,539)
Imperial Oil Ltd.	(28,644)	(793,121)
Inter Pipeline Ltd.	(161,474)	(2,511,722)
Keyera Corp.	(89,996)	(2,315,960)
Metro, Inc.	(22,634)	(849,326)
Nutrien Ltd.	(18,866)	(1,009,174)
Pembina Pipeline Corp.	(184,808)	(6,879,760)
Restaurant Brands International, Inc.	(13,734)	(955,103)
Saputo, Inc.	(16,828)	(503,728)
Shopify, Inc., Class A *	(39,957)	(12,008,916)
SNC-Lavalin Group, Inc.	(253,694)	(5,129,867)
Stars Group, Inc. (The) *	(151,223)	(2,580,913)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE

Canada - (5.3)% (continued)
Suncor Energy, Inc.	(124,038)	$(3,869,232)
TC Energy Corp.	(176,976)	(8,773,458)
Vermilion Energy, Inc.	(138,033)	(2,998,770)
Wheaton Precious Metals Corp.	(512,257)	(12,388,361)
Whitecap Resources, Inc.	(374,693)	(1,216,025)

		(149,083,160)

Chile - (0.1)%
Lundin Mining Corp.	(409,829)	(2,256,399)

Ghana - (0.4)%
Kosmos Energy Ltd.	(1,902,533)	(11,928,882)

Italy - (2.7)%
Atlantia SpA (2)	(138,240)	(3,604,793)
Banca Generali SpA (2)	(29,154)	(839,477)
Buzzi Unicem SpA (2)	(307,717)	(6,247,840)
Davide Campari-Milano SpA (2)	(213,694)	(2,093,487)
Ferrari NV (2)	(216,026)	(35,026,371)
FinecoBank Banca Fineco SpA (2)	(251,283)	(2,803,183)
Freni Brembo SpA (2)	(299,308)	(3,444,552)
Intesa Sanpaolo SpA (2)	(1,024,019)	(2,192,221)
Leonardo SpA (2)	(212,700)	(2,698,426)
Moncler SpA (2)	(27,515)	(1,179,330)
Pirelli & C SpA (2)(c)	(109,167)	(644,398)
Prysmian SpA (2)	(536,637)	(11,087,846)
Recordati SpA (2)	(14,110)	(588,109)
Saipem SpA (2)*	(334,528)	(1,669,417)
Telecom Italia SpA (2)*	(3,664,673)	(2,000,749)
Unione di Banche Italiane SpA (2)	(206,267)	(563,160)

		(76,683,359)

Luxembourg - (0.4)%
Tenaris SA (2)	(846,455)	(11,101,928)

Netherlands - (0.2)%
Koninklijke Vopak NV (2)	(94,881)	(4,369,334)

Portugal - 0.0% (k)
Banco Espirito Santo SA (Registered) (3)*(l)	(216,618)	(2)

Singapore - (0.4)%
CapitaLand Ltd. (2)	(251,900)	(657,769)
City Developments Ltd. (2)	(186,800)	(1,308,522)
Keppel Corp. Ltd. (2)	(647,200)	(3,189,010)
Singapore Telecommunications Ltd. (2)	(2,444,800)	(6,327,915)

		(11,483,216)

Switzerland - (0.4)%
STMicroelectronics NV (2)	(596,695)	(10,567,456)

United Kingdom - (0.3)%
CNH Industrial NV (2)	(776,480)	(7,976,969)

United States - (27.2)%
2U, Inc. *	(26,582)	(1,000,546)
Acadia Healthcare Co., Inc. *	(244,765)	(8,554,537)

INVESTMENTS	SHARES	VALUE

United States - (27.2)% (continued)
Advanced Micro Devices, Inc. *	(224,318)	$(6,812,538)
Allscripts Healthcare Solutions, Inc. *	(65,968)	(767,208)
Antero Resources Corp. *	(80,270)	(443,893)
Apache Corp.	(466,905)	(13,526,238)
Atlassian Corp. plc, Class A *	(18,958)	(2,480,465)
Avanos Medical, Inc. *	(27,076)	(1,180,784)
Baker Hughes a GE Co.	(679,801)	(16,743,499)
BWX Technologies, Inc.	(130,919)	(6,820,880)
Cabot Oil & Gas Corp.	(338,621)	(7,774,738)
CarMax, Inc. *	(149,945)	(13,019,724)
Cheniere Energy, Inc. *	(424,922)	(29,085,911)
Chesapeake Energy Corp. *	(1,176,002)	(2,293,204)
CommVault Systems, Inc. *	(35,097)	(1,741,513)
Concho Resources, Inc.	(65,137)	(6,720,836)
Conduent, Inc. *	(263,600)	(2,527,924)
Core Laboratories NV	(58,103)	(3,037,625)
Cree, Inc. *	(276,112)	(15,511,972)
CVS Health Corp.	(46,691)	(2,544,193)
DaVita, Inc. *	(7,951)	(447,323)
DENTSPLY SIRONA, Inc.	(97,045)	(5,663,546)
Devon Energy Corp.	(368,259)	(10,502,747)
DexCom, Inc. *	(6,355)	(952,233)
DocuSign, Inc. *	(27,878)	(1,385,815)
Dollar Tree, Inc. *	(176,986)	(19,006,527)
Donaldson Co., Inc.	(69,633)	(3,541,534)
Dril-Quip, Inc. *	(52,890)	(2,538,720)
Ensco Rowan plc, Class A	(1,286,407)	(10,973,052)
EOG Resources, Inc.	(35,794)	(3,334,569)
EQT Corp.	(809,191)	(12,793,310)
Equitrans Midstream Corp.	(454,078)	(8,949,877)
Exxon Mobil Corp.	(86,167)	(6,602,977)
Fastenal Co.	(218,292)	(7,114,136)
FireEye, Inc. *	(818,053)	(12,115,365)
First Solar, Inc. *	(59,094)	(3,881,294)
Five Below, Inc. *	(31,480)	(3,778,230)
Floor & Decor Holdings, Inc., Class A *	(309,048)	(12,949,111)
Flowserve Corp.	(143,960)	(7,585,252)
Gartner, Inc. *	(91,641)	(14,748,703)
General Electric Co.	(1,729,795)	(18,162,848)
Global Payments, Inc.	(20,701)	(3,314,851)
Granite Construction, Inc.	(49,103)	(2,365,783)
Guidewire Software, Inc. *	(136,743)	(13,863,005)
HealthEquity, Inc. *	(84,220)	(5,507,988)
Hess Corp.	(328,064)	(20,855,028)
Insulet Corp. *	(117,051)	(13,973,548)
Kinder Morgan, Inc.	(223,430)	(4,665,218)
L Brands, Inc.	(143,048)	(3,733,553)
Lennox International, Inc.	(2,762)	(759,550)
LKQ Corp. *	(518,819)	(13,805,774)
Lowe’s Cos., Inc.	(5,520)	(557,023)
Marvell Technology Group Ltd.	(332,575)	(7,938,565)
Matador Resources Co. *	(43,343)	(861,659)
Maxim Integrated Products, Inc.	(7,268)	(434,772)
Microchip Technology, Inc.	(23,481)	(2,035,803)
Middleby Corp. (The) *	(26,880)	(3,647,616)
Monolithic Power Systems, Inc.	(40,531)	(5,503,299)
Murphy Oil Corp.	(73,681)	(1,816,237)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE

United States - (27.2)% (continued)
National Oilwell Varco, Inc.	(393,349)	$(8,744,148)
Netflix, Inc. *	(68,437)	(25,138,279)
Noble Energy, Inc.	(665,188)	(14,900,211)
NOW, Inc. *	(435,053)	(6,421,382)
Nutanix, Inc., Class A *	(34,022)	(882,531)
NVIDIA Corp.	(97,037)	(15,936,387)
Occidental Petroleum Corp.	(85,677)	(4,307,840)
Oceaneering International, Inc. *	(259,961)	(5,300,605)
Ollie’s Bargain Outlet Holdings, Inc. *	(27,080)	(2,358,939)
ONEOK, Inc.	(463,005)	(31,859,373)
Pluralsight, Inc., Class A *	(27,183)	(824,189)
Pool Corp.	(31,621)	(6,039,611)
Premier, Inc., Class A *	(384,874)	(15,052,422)
Proofpoint, Inc. *	(11,768)	(1,415,102)
QUALCOMM, Inc.	(41,750)	(3,175,923)
Range Resources Corp.	(765,910)	(5,346,052)
RingCentral, Inc., Class A *	(22,473)	(2,582,597)
Schlumberger Ltd.	(466,640)	(18,544,274)
Signet Jewelers Ltd.	(137,514)	(2,458,750)
Silicon Laboratories, Inc. *	(4,948)	(511,623)
Snap, Inc., Class A *	(502,656)	(7,187,981)
Square, Inc., Class A *	(27,740)	(2,011,982)
Switch, Inc., Class A	(208,882)	(2,734,265)
Targa Resources Corp.	(864,697)	(33,948,003)
Tenet Healthcare Corp. *	(386,036)	(7,975,504)
Teradata Corp. *	(37,086)	(1,329,533)
Tiffany & Co.	(14,597)	(1,366,863)
Transocean Ltd. *	(2,128,433)	(13,643,256)
Trex Co., Inc. *	(58,934)	(4,225,568)
Trinity Industries, Inc.	(62,443)	(1,295,692)
United Rentals, Inc. *	(30,475)	(4,041,899)
Univar, Inc. *	(623,323)	(13,738,039)
Universal Display Corp.	(70,415)	(13,242,245)
Wabtec Corp.	(165,088)	(11,846,715)
Watsco, Inc.	(40,883)	(6,685,597)
Welbilt, Inc. *	(730,973)	(12,207,249)
Williams Cos., Inc. (The)	(915,697)	(25,676,144)
World Fuel Services Corp.	(31,474)	(1,131,805)
WPX Energy, Inc. *	(881,243)	(10,143,107)
Zillow Group, Inc., Class C *	(292,761)	(13,581,183)

		(775,067,537)

INVESTMENTS	SHARES	VALUE
Zambia - (0.4)%
First Quantum Minerals Ltd.	(1,108,688)	$(10,531,922)

TOTAL COMMON STOCKS (Proceeds $(1,082,287,334))		(1,071,050,164)

TOTAL SHORT POSITIONS (Proceeds $(1,082,287,334))		(1,071,050,164)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.5% (Cost $2,593,043,460)		2,680,546,763

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5% (m)		154,676,058

NET ASSETS - 100.0%		$2,835,222,821

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$25,721,384	0.9%
Consumer Discretionary	92,495,714	3.2
Consumer Staples	142,995	0.0 (k)
Energy	(253,886,224)	(9.0)
Financials	115,431,828	4.1
Health Care	212,483,520	7.5
Industrials	109,730,145	3.9
Information Technology	170,214,988	6.0
Materials	(42,443,551)	(1.5)
Real Estate	(1,966,291)	(0.1)
Utilities	89,808,892	3.2
Short-Term Investments	2,162,813,363	76.3

Total Investments In Securities At Value	2,680,546,763	94.5
Other Assets in Excess of Liabilities (m)	154,676,058	5.5

Net Assets	$2,835,222,821	100.0%

*	Non-income producing security.
(a)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $276,656,531.
(b)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $893,847,794.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $25,015,481, which represents approximately 0.88% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

(f)	For the period ended June 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/19	VALUE AT 06/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 33.4%
INVESTMENT COMPANIES - 33.4%

Limited Purpose Cash Investment Fund, 2.36% (a) (Cost $945,752,767)	766,394,439	1,530,292,248	(1,350,725,968)	945,960,719	$946,149,911	$11,083,328	$78,019	$189,410

(a)	Represents 7-day effective yield as of June 30, 2019.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for futures contracts.
(i)	All or a portion of the security pledged as collateral for swap and futures contracts.
(j)	All or a portion of the security pledged as collateral for swap contracts.
(k)	Represents less than 0.05% of net assets.
(l)

Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2019 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.

(m)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/23/2019	USD	(70,805,825)	$1,469,192
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/23/2019	USD	(17,181,138)	367,453
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/23/2019	USD	(21,810,913)	412,610
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/23/2019	USD	(43,133,363)	809,556
DTOP Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	09/19/2019	ZAR	(70,541,380)	17,791
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/11/2019	KRW	81,362,400,000	1,784,889

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	USD	561,481	$ 27,355
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	USD	375,867	12,234
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	USD	563,967	5,497
MSCI Israel Daily Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	USD	2,007,694	37,766
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (-0.10%)	Monthly	CITI	09/18/2019	MXN	(3,068,540)	—
MSCI Mexico Net Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the TIIE plus or minus a specified spread (0.00%)	Monthly	CITI	09/18/2019	MXN	(19,421,670)	18,299
MSCI Poland Net Return Index	Decreases in total return of reference entity and pays the WIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	PLN	1,054,784	502

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Poland Net Return Index	Decreases in total return of reference entity and pays the WIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	PLN	565,062	$ 2,429
MSCI Poland Net Return Index	Decreases in total return of reference entity and pays the WIBOR plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	PLN	1,021,609	3,392
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (0.00%)	Monthly	CITI	09/18/2019	ZAR	(374,957,928)	476,384
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (0.20%)	Monthly	CITI	09/18/2019	ZAR	(7,788,971)	—
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	CHF	58,992,927	429,789
MSCI United Kingdom Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	GBP	84,057	577
SGX NIFTY 50 Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/25/2019	USD	12,216,816	59,988
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	36,596,950	1,628,425
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	16,014,050	645,594

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
WIG20 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	09/20/2019	PLN	15,395,520	$ 87,899
WIG20 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	09/20/2019	PLN	4,536,180	12,925

								8,310,546

BIST 30 Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/29/2019	TRY	(8,158,150)	(12,863)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/23/2019	USD	10,321,425	(334,004)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	361,038	(1,577)
iBovespa Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/14/2019	BRL	(41,135,850)	(244,911)
MSCI Brazil Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Brazilian Interbank Certificate of Deposit (“CDI”) plus or minus a specified spread (0.00%)	Monthly	CITI	09/18/2019	BRL	(4,037,394)	(19,547)
MSCI Poland Net Return Index	Decreases in total return of reference entity and pays the WIBOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	PLN	1,271,402	(873)
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	EUR	32,172,921	(161,862)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	09/20/2019	CHF	267,213,360	(104,319)
TAIEX Index July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/17/2019	TWD	(359,618,000)	(286,170)
Tel Aviv Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/24/2019	ILS	62,846,190	(12,382)

								(1,178,508)

								$7,132,038

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1,083	7/2019	EUR	$138,154,727	$762,334
Brent Crude Oil	282	7/2019	USD	18,256,680	1,149,880
FTSE Bursa Malaysia KLCI Index	155	7/2019	MYR	3,146,884	349
Hang Seng Index	128	7/2019	HKD	23,353,687	287,351
IBEX 35 Index	1,948	7/2019	EUR	203,188,430	1,135,290
LME Copper Base Metal	28	7/2019	USD	4,189,185	(327,843)
LME Copper Base Metal	51	7/2019	USD	7,637,531	(504,494)
LME Copper Base Metal	52	7/2019	USD	7,787,000	(621,178)
MSCI Singapore Index	4	7/2019	SGD	111,796	106
Natural Gas	6,793	7/2019	USD	156,782,440	(2,844,060)
SGX NIFTY 50 Index	1,415	7/2019	USD	33,501,540	(16,832)
LME Copper Base Metal	55	8/2019	USD	8,243,125	(165,792)
LME Copper Base Metal	75	8/2019	USD	11,243,175	281,704
LME Copper Base Metal	101	8/2019	USD	15,129,699	(496,723)
3 Month Eurodollar	566	9/2019	USD	138,662,925	142,907
ASX 90 Day Bank Accepted Bill	1,423	9/2019	AUD	996,314,778	1,158,964
Australia 10 Year Bond	3,977	9/2019	AUD	401,078,738	2,761,028
Australia 3 Year Bond	22,359	9/2019	AUD	1,805,133,201	1,910,932
EURO STOXX 50 Index	7,701	9/2019	EUR	303,510,913	4,189,838
Euro-Bobl	1,340	9/2019	EUR	204,848,096	914,412
Euro-Bund	10,771	9/2019	EUR	2,115,668,260	26,500,613
FTSE 100 Index	3,154	9/2019	GBP	295,159,560	1,185,498
Japan 10 Year Bond	1,146	9/2019	JPY	1,635,320,688	4,095,249
KOSPI 200 Index	10	9/2019	KRW	602,780	7,483
LME Copper Base Metal	38	9/2019	USD	5,693,350	11
LME Copper Base Metal	38	9/2019	USD	5,696,200	(6,667)
LME Copper Base Metal	93	9/2019	USD	13,945,652	178,628
LME Copper Base Metal	95	9/2019	USD	14,244,751	397,434
LME Copper Base Metal	185	9/2019	USD	27,742,646	816,200
SET50 Index	2,073	9/2019	THB	15,522,743	106,868
Silver	3,234	9/2019	USD	248,063,970	989,731
SPI 200 Index	3,859	9/2019	AUD	444,242,847	3,248,434
U.S. Treasury 2 Year Note	16,210	9/2019	USD	3,488,062,735	17,889,102
U.S. Treasury 5 Year Note	1,283	9/2019	USD	151,594,469	2,079,313
Soybean	781	11/2019	USD	36,043,150	1,125,184
3 Month Canadian Bankers Acceptance	17	12/2019	CAD	3,183,403	2,242
3 Month Euro Euribor	562	12/2019	EUR	160,521,411	349,279
3 Month Eurodollar	3,008	12/2019	USD	737,636,800	362,203
ASX 90 Day Bank Accepted Bill	5,590	12/2019	AUD	3,914,710,119	7,033,182
3 Month Euro Euribor	760	3/2020	EUR	217,107,625	566,396
3 Month Eurodollar	3,235	3/2020	USD	794,920,375	469,559
ASX 90 Day Bank Accepted Bill	5,112	3/2020	AUD	3,580,668,456	5,091,785
3 Month Euro Euribor	398	6/2020	EUR	113,701,492	189,715
3 Month Eurodollar	2,364	6/2020	USD	581,425,800	467,359
ASX 90 Day Bank Accepted Bill	3,922	6/2020	AUD	2,747,275,559	1,970,446

					84,833,420

Short Contracts
CAC 40 10 Euro Index	(1,157)	7/2019	EUR	(72,793,510)	(666,973)
HSCEI	(261)	7/2019	HKD	(18,100,638)	(125,970)
LME Copper Base Metal	(28)	7/2019	USD	(4,189,185)	337,807

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(51)	7/2019	USD	$ (7,637,531)	$ 520,457
LME Copper Base Metal	(52)	7/2019	USD	(7,787,000)	603,047
MSCI Taiwan Index	(603)	7/2019	USD	(23,305,950)	(109,479)
OMXS30 Index	(1,648)	7/2019	SEK	(28,763,223)	(583,960)
WTI Crude Oil	(758)	7/2019	USD	(44,320,260)	(1,909,958)
100 oz Gold	(1,065)	8/2019	USD	(150,559,050)	(13,300,760)
LME Copper Base Metal	(55)	8/2019	USD	(8,243,125)	192,982
LME Copper Base Metal	(75)	8/2019	USD	(11,243,175)	(263,803)
LME Copper Base Metal	(101)	8/2019	USD	(15,129,699)	537,547
3 Month Canadian Bankers Acceptance	(114)	9/2019	CAD	(21,337,731)	1,262
3 Month Euro Euribor	(39)	9/2019	EUR	(11,134,951)	(234)
3 Month Sterling	(3,477)	9/2019	GBP	(547,619,179)	(771,009)
Canada 10 Year Bond	(2,060)	9/2019	CAD	(224,837,387)	175,820
Copper	(3,079)	9/2019	USD	(208,871,663)	(939,090)
Corn	(1)	9/2019	USD	(21,238)	548
DAX Index	(862)	9/2019	EUR	(303,561,787)	(3,699,814)
Euro-Buxl	(520)	9/2019	EUR	(119,973,139)	(4,251,376)
Euro-Schatz	(22,691)	9/2019	EUR	(2,897,170,194)	(4,392,603)
FTSE/JSE Top 40 Index	(701)	9/2019	ZAR	(26,095,017)	153,116
FTSE/MIB Index	(321)	9/2019	EUR	(38,610,660)	(233,749)
LME Copper Base Metal	(38)	9/2019	USD	(5,693,350)	6,538
LME Copper Base Metal	(93)	9/2019	USD	(13,945,652)	(165,663)
LME Copper Base Metal	(95)	9/2019	USD	(14,244,751)	(380,361)
LME Copper Base Metal	(185)	9/2019	USD	(27,742,646)	(855,125)
LME Copper Base Metal	(1,120)	9/2019	USD	(167,888,000)	(3,820,139)
Long Gilt	(9,790)	9/2019	GBP	(1,619,995,159)	(13,785,044)
MEX BOLSA Index	(235)	9/2019	MXN	(5,347,379)	19,866
S&P 500 E-Mini Index	(4,444)	9/2019	USD	(654,201,240)	(10,443,559)
S&P/TSX 60 Index	(72)	9/2019	CAD	(10,750,930)	(51,031)
TOPIX Index	(1,472)	9/2019	JPY	(211,758,290)	373,251
U.S. Treasury 10 Year Note	(12,782)	9/2019	USD	(1,635,696,563)	(29,534,076)
U.S. Treasury Long Bond	(1,299)	9/2019	USD	(202,116,281)	(5,638,329)
3 Month Sterling	(14,747)	12/2019	GBP	(2,321,914,908)	(1,921,302)
3 Month Canadian Bankers Acceptance	(75)	3/2020	CAD	(14,059,457)	950
3 Month Sterling	(13,583)	3/2020	GBP	(2,139,613,424)	(2,009,516)
3 Month Canadian Bankers Acceptance	(78)	6/2020	CAD	(14,634,493)	(69)
3 Month Sterling	(9,757)	6/2020	GBP	(1,537,246,251)	(1,004,267)

					(97,934,068)

					$(13,100,648)

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	96,869,499	USD	67,323,558	CITI	9/18/2019	$846,316
AUD	96,869,490	USD	67,323,636	JPMC	9/18/2019	846,229
BRL	157,822,804	USD	40,096,353	CITI**	9/18/2019	691,676
BRL	157,822,800	USD	40,096,402	JPMC**	9/18/2019	691,627
CAD	477,982,170	USD	356,928,709	CITI	9/18/2019	8,598,070
CAD	477,982,180	USD	356,928,539	JPMC	9/18/2019	8,598,249
CHF	67,374,500	USD	68,609,897	CITI	9/18/2019	904,784

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	67,374,500	USD	68,609,983	JPMC	9/18/2019	$ 904,699
CNY	85,572,500	USD	12,355,656	CITI**	9/18/2019	93,028
CNY	85,572,500	USD	12,355,671	JPMC**	9/18/2019	93,013
EUR	30,041,500	USD	34,268,191	CITI	9/18/2019	106,943
EUR	30,041,500	USD	34,268,233	JPMC	9/18/2019	106,901
GBP	75,563,741	USD	96,077,111	CITI	9/18/2019	226,909
GBP	75,563,752	USD	96,077,245	JPMC	9/18/2019	226,789
HKD	62,509,500	USD	7,980,600	CITI	9/18/2019	24,274
HKD	62,509,500	USD	7,980,610	JPMC	9/18/2019	24,265
HUF	2,130,500,000	USD	7,382,813	CITI	9/18/2019	152,962
HUF	2,130,500,000	USD	7,382,822	JPMC	9/18/2019	152,952
ILS	324,500	USD	90,437	CITI	9/18/2019	936
ILS	324,500	USD	90,438	JPMC	9/18/2019	935
INR	2,855,124,334	USD	40,508,447	CITI**	9/18/2019	462,387
INR	2,855,124,356	USD	40,508,498	JPMC**	9/18/2019	462,338
JPY	2,923,432,562	USD	26,993,087	CITI	9/18/2019	280,813
JPY	2,923,432,550	USD	26,993,120	JPMC	9/18/2019	280,780
MXN	2,020,302,025	USD	102,089,713	CITI	9/18/2019	1,776,999
MXN	2,001,833,700	USD	101,141,302	JPMC	9/18/2019	1,775,926
NOK	2,302,754	USD	264,728	CITI	9/18/2019	5,809
NOK	2,302,763	USD	264,730	JPMC	9/18/2019	5,809
NZD	192,121,924	USD	126,309,664	CITI	9/18/2019	2,950,144
NZD	192,121,933	USD	126,309,828	JPMC	9/18/2019	2,949,989
PLN	148,000,000	USD	38,724,328	CITI	9/18/2019	986,197
PLN	148,000,000	USD	38,724,376	JPMC	9/18/2019	986,146
SEK	23,529,771	USD	2,482,900	CITI	9/18/2019	65,339
SEK	23,529,776	USD	2,482,904	JPMC	9/18/2019	65,333
SGD	21,867,249	USD	15,945,087	CITI	9/18/2019	236,455
SGD	21,867,252	USD	15,945,109	JPMC	9/18/2019	236,434
USD	58,819,976	CAD	76,828,000	CITI	9/18/2019	67,384
USD	58,819,903	CAD	76,828,000	JPMC	9/18/2019	67,311
USD	54,317,611	GBP	42,519,147	CITI	9/18/2019	128,065
USD	54,317,534	GBP	42,519,140	JPMC	9/18/2019	127,998
USD	4,436,125	HKD	34,609,000	CITI	9/18/2019	4,147
USD	4,436,119	HKD	34,609,000	JPMC	9/18/2019	4,142
USD	2,152,493	INR	150,000,000	CITI**	9/18/2019	4
USD	2,152,491	INR	150,000,000	JPMC**	9/18/2019	1
USD	13,659,610	JPY	1,462,578,128	CITI	9/18/2019	14,619
USD	13,659,593	JPY	1,462,578,130	JPMC	9/18/2019	14,601
USD	30,169,898	MXN	585,502,924	CITI	9/18/2019	68,327
USD	30,169,846	MXN	585,502,933	JPMC	9/18/2019	68,274
ZAR	48,500,000	USD	3,278,554	CITI	9/18/2019	130,652
ZAR	48,500,000	USD	3,278,558	JPMC	9/18/2019	130,648

Total unrealized appreciation						37,644,628

BRL	39,000,000	USD	10,116,966	CITI**	9/18/2019	(37,730)
BRL	39,000,000	USD	10,116,978	JPMC**	9/18/2019	(37,743)
CHF	99,137,000	USD	102,448,651	CITI	9/18/2019	(162,520)
CHF	99,137,000	USD	102,448,779	JPMC	9/18/2019	(162,649)
CNY	30,245,500	USD	4,403,589	CITI**	9/18/2019	(3,617)
CNY	30,245,500	USD	4,403,595	JPMC**	9/18/2019	(3,622)
EUR	84,930,500	USD	97,325,402	CITI	9/18/2019	(143,260)
EUR	84,930,500	USD	97,325,524	JPMC	9/18/2019	(143,381)
GBP	48,468,376	USD	61,934,862	CITI	9/18/2019	(163,179)
GBP	48,468,380	USD	61,934,944	JPMC	9/18/2019	(163,257)
HKD	1,151,000	USD	147,437	CITI	9/18/2019	(42)
HKD	1,151,000	USD	147,437	JPMC	9/18/2019	(42)
JPY	8,063,468,652	USD	75,667,887	CITI	9/18/2019	(440,482)
JPY	8,063,468,650	USD	75,667,982	JPMC	9/18/2019	(440,577)
KRW	3,600,000,000	USD	3,117,810	CITI**	9/18/2019	(279)
KRW	3,600,000,000	USD	3,117,814	JPMC**	9/18/2019	(283)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
MXN	800,265,136	USD	41,258,942	CITI	9/18/2019	$ (116,128)
MXN	818,733,480	USD	42,208,749	JPMC	9/18/2019	(116,451)
NOK	19,831,500	USD	2,336,144	CITI	9/18/2019	(6,251)
NOK	19,831,500	USD	2,336,147	JPMC	9/18/2019	(6,253)
SEK	595,690,500	USD	64,710,768	CITI	9/18/2019	(198,419)
SEK	595,690,500	USD	64,710,849	JPMC	9/18/2019	(198,500)
USD	54,576,880	AUD	78,517,500	CITI	9/18/2019	(678,159)
USD	54,576,812	AUD	78,517,500	JPMC	9/18/2019	(678,227)
USD	64,123,168	BRL	253,327,520	CITI**	9/18/2019	(1,347,287)
USD	64,123,087	BRL	253,327,514	JPMC**	9/18/2019	(1,347,367)
USD	98,222,942	CAD	130,382,995	CITI	9/18/2019	(1,484,702)
USD	98,222,861	CAD	130,383,005	JPMC	9/18/2019	(1,484,791)
USD	419,089,257	CHF	415,036,640	CITI	9/18/2019	(9,131,207)
USD	419,088,674	CHF	415,036,582	JPMC	9/18/2019	(9,131,729)
USD	7,678,815	CNY	53,293,504	CITI**	9/18/2019	(74,072)
USD	7,678,805	CNY	53,293,496	JPMC**	9/18/2019	(74,082)
USD	811,455	DKK	5,386,212	CITI	9/18/2019	(14,658)
USD	811,453	DKK	5,386,211	JPMC	9/18/2019	(14,659)
USD	266,210,901	EUR	235,593,191	CITI	9/18/2019	(3,367,766)
USD	266,210,557	EUR	235,593,181	JPMC	9/18/2019	(3,368,099)
USD	42,341,197	GBP	33,335,862	CITI	9/18/2019	(144,491)
USD	42,341,130	GBP	33,335,851	JPMC	9/18/2019	(144,544)
USD	12,795,013	HKD	100,155,500	CITI	9/18/2019	(30,752)
USD	12,794,997	HKD	100,155,500	JPMC	9/18/2019	(30,768)
USD	39,576,563	ILS	141,758,547	CITI	9/18/2019	(339,599)
USD	39,576,512	ILS	141,758,544	JPMC	9/18/2019	(339,648)
USD	14,371,023	INR	1,010,000,000	CITI**	9/18/2019	(122,407)
USD	14,370,670	INR	1,010,000,000	JPMC**	9/18/2019	(122,760)
USD	94,356,787	JPY	10,238,046,896	CITI	9/18/2019	(1,158,151)
USD	94,356,669	JPY	10,238,046,904	JPMC	9/18/2019	(1,158,268)
USD	109,751,941	KRW	129,804,274,482	CITI**	9/18/2019	(2,656,095)
USD	109,751,804	KRW	129,804,274,478	JPMC**	9/18/2019	(2,656,232)
USD	16,769,736	MXN	335,768,564	CITI	9/18/2019	(492,621)
USD	16,769,721	MXN	335,768,579	JPMC	9/18/2019	(492,636)
USD	142,959,966	NOK	1,243,388,960	CITI	9/18/2019	(3,118,912)
USD	142,959,787	NOK	1,243,388,955	JPMC	9/18/2019	(3,119,090)
USD	39,907,778	NZD	59,848,500	CITI	9/18/2019	(358,348)
USD	39,907,728	NZD	59,848,500	JPMC	9/18/2019	(358,398)
USD	11,527	PLN	44,010	CITI	9/18/2019	(282)
USD	11,522	PLN	43,990	JPMC	9/18/2019	(281)
USD	78,070,563	SEK	740,086,909	CITI	9/18/2019	(2,079,691)
USD	78,070,465	SEK	740,086,906	JPMC	9/18/2019	(2,079,788)
USD	3,386,029	SGD	4,651,504	CITI	9/18/2019	(56,036)
USD	3,386,019	SGD	4,651,496	JPMC	9/18/2019	(56,040)
USD	761,181	THB	23,601,000	CITI	9/18/2019	(9,847)
USD	761,180	THB	23,601,000	JPMC	9/18/2019	(9,848)
USD	28,472,333	TWD	894,631,844	CITI**	9/18/2019	(522,579)
USD	28,472,298	TWD	894,631,840	JPMC**	9/18/2019	(522,615)
USD	13,384,179	ZAR	197,390,996	CITI	9/18/2019	(491,009)
USD	13,384,163	ZAR	197,391,004	JPMC	9/18/2019	(491,026)

Total unrealized depreciation						(57,904,232)

Net unrealized depreciation						$(20,259,604)

**	Non-deliverable forward.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Total Return Basket Swaps Outstanding at June 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or AOISR plus or minus a specified spread (-0.10% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/19/2023 - 06/27/2024	$144,847,373	$7,836,873	$(219,932)	$7,616,941

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
AGL Energy Ltd.	784,400	$11,031,384	$(412,403)	(5.4)%
Alumina Ltd.	781,610	1,282,970	(86,067)	(1.1)
Aurizon Holdings Ltd.	430,930	1,635,884	85,277	1.1
BlueScope Steel Ltd.	637,715	5,422,460	(44,318)	(0.6)
CIMIC Group Ltd.	23,163	728,371	(15,684)	(0.2)
Flight Centre Travel Group Ltd.	15,656	456,699	(295,683)	(3.9)
Fortescue Metals Group Ltd.	788,715	5,015,900	564,816	7.4
Harvey Norman Holdings Ltd.	1,243,014	3,556,982	283,553	3.7
Iluka Resources Ltd.	129,072	979,995	101,030	1.3
Newcrest Mining Ltd.	508,725	11,429,130	3,794,981	49.8
Santos Ltd.	177,392	885,637	51,477	0.7
South32 Ltd.	2,903,775	6,509,220	(804,098)	(10.6)
Telstra Corp. Ltd.	4,142,041	11,200,513	1,499,732	19.7
Wesfarmers Ltd.	92,325	2,346,920	7,415	0.1
Woodside Petroleum Ltd.	392,205	10,059,496	1,806,261	23.7

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock
Australia
AMP Ltd.	(7,035,344)	$(10,494,511)	$3,508,597	46.1%
APA Group	(452,877)	(3,434,306)	(725,776)	(9.5)
Caltex Australia Ltd.	(34,025)	(592,280)	31,956	0.4
Challenger Ltd.	(1,163,828)	(5,432,344)	1,848,889	24.3
Commonwealth Bank of Australia	(9,776)	(568,851)	(3,914)	(0.1)
CSL Ltd.	(3,444)	(521,504)	(2,341)	(0.0)
Domino’s Pizza Enterprises Ltd.	(28,364)	(749,600)	53,797	0.7
Insurance Australia Group Ltd.	(125,418)	(728,172)	(6,699)	(0.1)
Lendlease Group	(449,157)	(4,104,361)	48,162	0.6
Medibank Pvt Ltd.	(2,008,058)	(4,927,190)	(954,938)	(12.5)
National Australia Bank Ltd.	(22,700)	(426,399)	911	0.0
Oil Search Ltd.	(200,559)	(1,000,155)	33,249	0.4
Origin Energy Ltd.	(1,072,634)	(5,515,602)	(80,146)	(1.1)
Qantas Airways Ltd.	(355,652)	(1,349,659)	11,326	0.1
QBE Insurance Group Ltd.	(913,530)	(7,599,810)	(1,082,177)	(14.2)
Ramsay Health Care Ltd.	(30,964)	(1,571,997)	(87,081)	(1.1)
REA Group Ltd.	(6,387)	(431,461)	(321)	(0.0)
SEEK Ltd.	(308,356)	(4,589,662)	(717,735)	(9.4)
Sydney Airport	(75,331)	(425,582)	13,509	0.2
Transurban Group	(40,100)	(415,212)	12,165	0.2
Treasury Wine Estates Ltd.	(341,434)	(3,585,909)	45,278	0.6
Westpac Banking Corp.	(46,128)	(919,343)	(3,318)	(0.0)
Woolworths Group Ltd.	(25,954)	(606,057)	(1,850)	(0.0)
WorleyParsons Ltd.	(42,166)	(438,328)	(30,580)	(0.4)

Ireland
James Hardie Industries plc	(902,260)	(11,877,517)	(610,379)	(8.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.45% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/19/2023 - 06/13/2024	$155,734,083	$(7,361,065)	$193,180	$(7,167,885)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Hong Kong
CK Asset Holdings Ltd.	386,000	$3,023,954	$(39,419)	0.5%
CK Hutchison Holdings Ltd.	1,113,000	10,978,353	(1,430,651)	20.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Hong Kong (continued)
CLP Holdings Ltd.	1,322,500	$14,573,684	$535,435	(7.5	) %
Henderson Land Development Co. Ltd.	2,102,580	11,592,207	243,646	(3.4)
Hong Kong & China Gas Co. Ltd.	2,547,600	5,647,788	906,899	(12.7)
Li & Fung Ltd.	9,912,000	1,729,387	(1,985,522)	27.7
Lifestyle International Holdings Ltd.	369,000	539,824	(177,065)	2.5
Melco International Development Ltd.	659,000	1,458,219	(685,372)	9.6
New World Development Co. Ltd.	4,520,000	7,070,047	(186,563)	2.6
NWS Holdings Ltd.	482,000	991,363	21,708	(0.3)
Sun Hung Kai Properties Ltd.	125,000	2,120,633	227,055	(3.2)
Swire Properties Ltd.	229,400	927,399	(17,815)	0.2
WH Group Ltd.	12,135,000	12,309,659	609,908	(8.5)
Yue Yuen Industrial Holdings Ltd.	1,563,500	4,288,402	(354,181)	4.9

Short Positions

Common Stock
China
Minth Group Ltd.	(1,424,000)	(3,840,465)	1,300,926	(18.1)

Hong Kong
AIA Group Ltd.	(3,542,400)	(38,254,033)	(6,457,233)	90.1
ASM Pacific Technology Ltd.	(717,400)	(7,355,075)	677,609	(9.5)
Hang Lung Properties Ltd.	(343,000)	(816,002)	(21,157)	0.3
HK Electric Investments & HK Electric Investments Ltd.	(1,671,500)	(1,711,478)	(48,883)	0.7
HKT Trust & HKT Ltd.	(569,000)	(903,239)	(7,647)	0.1
MTR Corp. Ltd.	(176,000)	(1,185,509)	(81,990)	1.1
Power Assets Holdings Ltd.	(1,142,000)	(8,215,603)	(241,062)	3.4
Techtronic Industries Co. Ltd.	(790,500)	(6,055,888)	(1,376,486)	19.2
Vitasoy International Holdings Ltd.	(160,000)	(769,436)	85,449	(1.2)
Wharf Holdings Ltd. (The)	(855,000)	(2,266,046)	130,078	(1.8)
Wharf Real Estate Investment Co. Ltd.	(318,000)	(2,241,080)	13,976	(0.2)

Macau
MGM China Holdings Ltd.	(1,747,200)	(2,968,149)	(16,809)	0.2

United States
Samsonite International SA	(826,200)	(1,901,161)	1,014,101	(14.1)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Tokyo Overnight Average Rate (“TONAR”) or LIBOR plus or minus a specified spread (-0.71% to 0.03%), which is denominated in JPY based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/20/2023 - 06/28/2024	$1,422,606,799	$(31,241,785)	$257,095	$(30,984,690)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Japan
AGC, Inc.	302,100	$10,465,310	$(643,402)	2.1%
Central Japan Railway Co.	52,700	10,566,773	441,691	(1.4)
Haseko Corp.	852,400	8,648,186	(3,896,424)	12.6
Idemitsu Kosan Co. Ltd.	372,000	11,251,141	(1,870,851)	6.0
Inpex Corp.	1,044,900	9,470,269	(3,946,631)	12.7
ITOCHU Corp.	1,769,300	33,894,529	(283,389)	0.9
JFE Holdings, Inc.	746,400	10,990,602	(3,181,584)	10.3
JXTG Holdings, Inc.	5,072,600	25,281,340	(7,022,224)	22.7
KDDI Corp.	580,900	14,781,981	87,675	(0.3)
Marubeni Corp.	4,274,200	28,371,116	(2,909,342)	9.4
Mazda Motor Corp.	1,109,800	11,487,989	(3,117,214)	10.1
Mitsubishi Corp.	1,088,400	28,761,385	(1,017,894)	3.3
Mitsui & Co. Ltd.	1,204,500	19,660,929	(1,147,192)	3.7
Nippon Telegraph & Telephone Corp.	661,800	30,833,067	956,814	(3.1)
Obayashi Corp.	1,076,500	10,634,426	(764,741)	2.5
Resona Holdings, Inc.	2,941,600	12,271,148	(2,343,813)	7.6
Showa Denko KK	583,600	17,270,587	(1,192,701)	3.8
Sojitz Corp.	6,565,500	21,128,963	(1,116,973)	3.6
Sumitomo Corp.	926,700	14,074,790	(1,525,827)	4.9
Tokyo Electric Power Co. Holdings, Inc.	8,074,100	42,171,543	1,125,860	(3.6)
Tokyo Gas Co. Ltd.	559,500	13,188,511	(1,166,987)	3.8
Tosoh Corp.	646,200	9,114,610	(1,529,380)	4.9

Short Positions

Common Stock
Japan
Aeon Co. Ltd.	(748,100)	(12,874,388)	1,246,414	(4.0)
CyberAgent, Inc.	(472,800)	(17,229,821)	4,432,748	(14.3)
Daifuku Co. Ltd.	(264,700)	(14,951,109)	(947,096)	3.1
Daikin Industries Ltd.	(139,500)	(18,265,981)	(1,571,223)	5.1
FamilyMart UNY Holdings Co. Ltd.	(464,300)	(11,084,948)	2,789,379	(9.0)
Fast Retailing Co. Ltd.	(31,700)	(19,187,965)	(5,252,853)	17.0
Isetan Mitsukoshi Holdings Ltd.	(1,125,500)	(9,136,340)	2,535,209	(8.2)
JGC Corp.	(675,700)	(9,244,250)	2,806,453	(9.1)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Kansai Paint Co. Ltd.	(441,400)	$(9,276,502)	$469,375	(1.5	) %
Keyence Corp.	(19,600)	(12,087,761)	(517,306)	1.7
Kikkoman Corp.	(281,500)	(12,275,176)	(793,573)	2.6
LIXIL Group Corp.	(873,100)	(13,850,001)	(2,064,299)	6.7
Marui Group Co. Ltd.	(537,400)	(10,959,271)	181,171	(0.6)
MonotaRO Co. Ltd.	(517,200)	(12,669,458)	(729,142)	2.4
Nidec Corp.	(292,200)	(40,129,285)	4,406,701	(14.2)
Nintendo Co. Ltd.	(50,700)	(18,601,766)	(1,744,501)	5.6
Nippon Paint Holdings Co. Ltd.	(379,600)	(14,778,088)	(85,498)	0.3
Nomura Holdings, Inc.	(3,322,900)	(11,763,658)	(528,228)	1.7
Persol Holdings Co. Ltd.	(559,300)	(13,186,113)	(2,078,183)	6.7
Pigeon Corp.	(301,500)	(12,158,251)	1,706,265	(5.5)
Shimano, Inc.	(59,500)	(8,866,118)	(863,721)	2.8
Sony Financial Holdings, Inc.	(421,600)	(10,145,891)	(2,493,964)	8.0
Takeda Pharmaceutical Co. Ltd.	(337,300)	(11,998,717)	385,788	(1.2)
TOTO Ltd.	(459,500)	(18,197,246)	882,930	(2.8)
Tsuruha Holdings, Inc.	(106,900)	(9,914,268)	247,037	(0.8)
Yamato Holdings Co. Ltd.	(436,700)	(8,901,487)	2,505,748	(8.1)
Yaskawa Electric Corp.	(704,200)	(24,081,523)	6,155,433	(19.9)
ZOZO, Inc.	(878,100)	(16,479,268)	1,487,300	(4.8)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.12% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/19/2023 - 06/27/2024	$2,862,313,565	$(5,021,106)	$7,414,166	$2,393,060

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Aflac, Inc.	459,658	$25,193,855	$4,345,409	181.6%
Amgen, Inc.	101,778	18,755,650	(1,856,676)	(77.6)
Arrow Electronics, Inc.	305,546	21,776,263	(1,749,684)	(73.1)
Assured Guaranty Ltd.	511,295	21,515,294	2,430,022	101.5
Athene Holding Ltd.	491,279	21,154,474	(1,581,941)	(66.1)
Biogen, Inc.	87,881	20,552,729	(7,775,609)	(324.9)
Boston Beer Co., Inc. (The)	49,989	18,883,845	7,524,215	314.4
Charles River Laboratories International, Inc.	295,061	41,869,156	7,733,197	323.2
Cisco Systems, Inc.	576,257	31,538,546	837,581	35.0
Consolidated Edison, Inc.	229,460	20,119,053	2,759,151	115.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Deckers Outdoor Corp.	102,514	$18,039,389	$6,886,065	287.8%
Eli Lilly & Co.	146,457	16,225,971	(601,843)	(25.1)
Everest Re Group Ltd.	77,903	19,256,064	(19,476)	(0.8)
Exelixis, Inc.	834,539	17,834,098	283,277	11.8
Exelon Corp.	599,100	28,720,854	4,993,470	208.7
IQVIA Holdings, Inc.	170,493	27,432,324	7,870,226	328.9
Jabil, Inc.	547,687	17,306,909	1,193,958	49.9
Merck & Co., Inc.	242,739	20,353,665	1,959,768	81.9
Pfizer, Inc.	504,387	21,850,045	(520,330)	(21.7)
PRA Health Sciences, Inc.	185,043	18,347,013	(415,532)	(17.4)
PulteGroup, Inc.	816,723	25,824,781	2,303,403	96.3
Reinsurance Group of America, Inc.	119,131	18,588,010	352,628	14.7
Robert Half International, Inc.	277,532	15,822,099	(1,412,403)	(59.0)
Tech Data Corp.	245,453	25,674,384	5,420,758	226.5
Thermo Fisher Scientific, Inc.	67,891	19,938,229	2,624,096	109.7
Tyson Foods, Inc.	222,129	17,934,695	2,063,578	86.2
Verizon Communications, Inc.	550,641	31,458,120	808,178	33.8
Viacom, Inc.	1,029,760	30,758,931	22,914	1.0

Short Positions

Common Stock
Panama
Copa Holdings SA	(249,068)	(24,301,565)	(2,258,137)	(94.4)

United States
Alnylam Pharmaceuticals, Inc.	(261,208)	(18,953,252)	4,564,189	190.7
American Airlines Group, Inc.	(539,043)	(17,578,192)	(542,311)	(22.7)
American International Group, Inc.	(513,673)	(27,368,497)	(840,914)	(35.1)
Aptiv plc	(267,834)	(21,649,022)	755,986	31.6
Axalta Coating Systems Ltd.	(705,028)	(20,988,684)	1,889,475	79.0
Charter Communications, Inc.	(43,314)	(17,116,827)	(3,546,517)	(148.2)
Crown Holdings, Inc.	(436,928)	(26,696,301)	(7,291,476)	(304.7)
FedEx Corp.	(159,310)	(26,157,109)	1,242,287	51.9
FirstEnergy Corp.	(664,799)	(28,460,045)	(5,139,333)	(214.8)
Freeport-McMoRan, Inc.	(1,695,654)	(19,686,543)	1,733,480	72.4
Kraft Heinz Co. (The)	(647,811)	(20,108,053)	2,347,689	98.1
Liberty Broadband Corp.	(172,415)	(17,969,091)	(4,229,872)	(176.8)
Martin Marietta Materials, Inc.	(163,863)	(37,706,515)	(6,913,363)	(288.9)
Newell Brands, Inc.	(1,664,666)	(25,669,150)	1,150,383	48.1
Pure Storage, Inc.	(1,263,156)	(19,288,392)	3,731,626	155.9
Sealed Air Corp.	(935,808)	(40,033,866)	1,139,067	47.6
Tesla, Inc.	(157,347)	(35,160,761)	3,884,569	162.3
United Parcel Service, Inc.	(282,799)	(29,204,653)	(1,014,558)	(42.4)
Vulcan Materials Co.	(260,290)	(35,740,420)	(5,471,473)	(228.6)
XPO Logistics, Inc.	(334,207)	(19,320,507)	398,299	16.6
Zayo Group Holdings, Inc.	(978,546)	(32,203,949)	1,425,502	59.6

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-3.05% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swap.	19-39 months maturity 01/14/2021	$374,363,394	$(14,649,681)	$2,531,220	$(12,118,461)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Russia
Evraz plc	1,042,043	$8,823,340	$1,531,009	(12.6)%

South Africa
Investec plc	433,442	2,817,649	(14,867)	0.1

United Kingdom
Auto Trader Group plc	411,513	2,866,094	(172,863)	1.4
Babcock International Group plc	548,567	3,193,315	(113,218)	0.9
Barratt Developments plc	2,038,169	14,831,745	(669,413)	5.5
Bellway plc	279,711	9,893,080	(2,455,645)	20.3
Berkeley Group Holdings plc	296,195	14,037,710	168,197	(1.4)
Britvic plc	229,722	2,591,846	83,887	(0.7)
BT Group plc	6,226,839	15,569,173	(2,487,164)	20.5
Centrica plc	2,448,806	2,729,845	(1,496,669)	12.4
Close Brothers Group plc	176,525	3,168,232	160,106	(1.3)
Drax Group plc	750,154	2,477,764	(993,879)	8.2
Greene King plc	654,491	5,133,496	750,313	(6.2)
Hays plc	1,490,032	2,976,930	(254,195)	2.1
Howden Joinery Group plc	416,530	2,680,680	254,903	(2.1)
Inmarsat plc	503,662	3,488,635	5,488	(0.0)
Marks & Spencer Group plc	1,122,355	3,000,863	(369,013)	3.0
Micro Focus International plc	212,312	5,583,805	402,733	(3.3)
National Grid plc	1,094,431	11,639,134	377,258	(3.1)
Next plc	32,961	2,308,157	(47,040)	0.4
Pennon Group plc	413,674	3,901,694	18,615	(0.2)
Persimmon plc	399,860	10,158,427	(3,098,468)	25.6
Royal Mail plc	1,990,107	5,361,918	(4,138,582)	34.2
Taylor Wimpey plc	5,555,325	11,147,610	(1,771,156)	14.6
United Utilities Group plc	1,131,802	11,265,833	(238,487)	2.0

Short Positions

Common Stock
Australia
Rio Tinto plc	(90,131)	(5,578,487)	(480,121)	4.0

Chile
Antofagasta plc	(528,752)	(6,245,687)	(844,269)	7.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
South Africa
Old Mutual Ltd.	(4,176,524)	$(6,245,294)	$1,870,374	(15.4	) %

Switzerland
Glencore plc	(2,013,207)	(6,967,563)	61,595	(0.5)

United Arab Emirates
NMC Health plc	(354,762)	(10,854,202)	913,568	(7.5)

United Kingdom
B&M European Value Retail SA	(592,662)	(2,510,272)	242,095	(2.0)
BP plc	(1,067,346)	(7,435,952)	(301,997)	2.5
British American Tobacco plc	(194,118)	(6,777,814)	4,733,051	(39.1)
Capita plc	(4,104,036)	(5,503,100)	1,053,498	(8.7)
Cobham plc	(1,807,465)	(2,446,346)	582,326	(4.8)
easyJet plc	(420,370)	(5,089,620)	(205,443)	1.7
GVC Holdings plc	(336,753)	(2,791,488)	(225,719)	1.9
Hargreaves Lansdown plc	(278,920)	(6,814,915)	112,487	(0.9)
Hiscox Ltd.	(149,092)	(3,203,264)	(203,929)	1.7
IMI plc	(177,118)	(2,336,810)	357,445	(2.9)
Melrose Industries plc	(7,498,439)	(17,237,125)	(220,679)	1.8
Mondi plc	(295,688)	(6,729,906)	(416,736)	3.4
Prudential plc	(547,259)	(11,947,201)	421,933	(3.5)
Rentokil Initial plc	(664,852)	(3,356,630)	(415,076)	3.4
Rolls-Royce Holdings plc	(259,986)	(2,777,415)	200,316	(1.7)
RSA Insurance Group plc	(784,038)	(5,745,868)	(64,694)	0.5
Standard Chartered plc	(1,112,650)	(10,093,812)	36,180	(0.3)
Standard Life Aberdeen plc	(1,693,800)	(6,337,451)	(176,684)	1.5
Tesco plc	(1,541,807)	(4,444,528)	(97,330)	0.8
Weir Group plc (The)	(176,045)	(3,463,924)	179,078	(1.5)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SARON plus or minus a specified spread (-1.88% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	11-27 months maturity 05/18/2020	$165,038,154	$15,136,202	$408,898	$15,545,100

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Switzerland
Adecco Group AG (Registered)	7,070	$424,889	$4,602	0.0%
Georg Fischer AG (Registered)	455	435,255	12,099	0.1
Helvetia Holding AG (Registered)	22,205	2,787,386	265,067	1.7
Nestle SA (Registered)	69,571	7,202,146	247,937	1.6

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Switzerland (continued)
Novartis AG (Registered)	121,537	$11,095,329	$662,380	4.3%
Roche Holding AG	118,316	33,269,023	2,850,580	18.3
Sonova Holding AG (Registered)	8,204	1,867,219	577,097	3.7
Swiss Life Holding AG (Registered)	55,386	27,459,615	7,302,639	47.0
Zurich Insurance Group AG	46,699	16,248,890	1,416,615	9.1

Short Positions

Common Stock
Austria
ams AG	(165,138)	(6,465,526)	(660,598)	(4.2)

Switzerland
ABB Ltd. (Registered)	(297,665)	(5,967,638)	(174,554)	(1.1)
Alcon, Inc.	(22,974)	(1,418,636)	(61,690)	(0.4)
Cie Financiere Richemont SA (Registered)	(5,167)	(439,074)	(4,270)	(0.0)
Credit Suisse Group AG (Registered)	(841,870)	(10,076,488)	3,182,947	20.5
dormakaba Holding AG	(720)	(522,193)	6,007	0.0
Dufry AG (Registered)	(35,249)	(2,987,100)	45,127	0.3
EMS-Chemie Holding AG (Registered)	(1,901)	(1,234,032)	(67,498)	(0.4)
Idorsia Ltd.	(239,111)	(5,471,616)	(368,843)	(2.4)
Julius Baer Group Ltd.	(130,168)	(5,799,516)	(148,425)	(1.0)
Kuehne + Nagel International AG (Registered)	(13,734)	(2,040,007)	(110,645)	(0.7)
LafargeHolcim Ltd. (Registered)	(14,060)	(687,485)	4,255	0.0
OC Oerlikon Corp. AG (Registered)	(329,097)	(4,021,512)	930,050	6.0
Partners Group Holding AG	(5,342)	(4,201,054)	(249,403)	(1.6)
Sika AG (Registered)	(9,941)	(1,698,347)	(136,362)	(0.9)
Sunrise Communications Group AG	(11,647)	(869,894)	(26,976)	(0.2)
Swatch Group AG (The)	(8,762)	(2,511,741)	(52,092)	(0.3)
Swiss Re AG	(16,239)	(1,650,166)	(4,147)	(0.0)
Vifor Pharma AG	(42,801)	(6,186,377)	(305,697)	(2.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	9-24 months maturity 02/18/2020	$85,893,536	$(3,775,740)	$45,585	$(3,730,155)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Denmark
Carlsberg A/S	31,345	$4,159,396	$200,897	(5.4)%
Coloplast A/S	17,695	2,000,222	327,388	(8.8)
Demant A/S	39,114	1,217,428	(271,745)	7.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Denmark (continued)
GN Store Nord A/S	79,105	$3,697,962	$945,292	(25.3	) %
H Lundbeck A/S	125,397	4,966,879	(747,398)	20.0
ISS A/S	37,375	1,129,950	(26,500)	0.7
Jyske Bank A/S (Registered)	13,752	477,040	(112,604)	3.0
Novo Nordisk A/S	113,130	5,778,364	357,583	(9.6)
Orsted A/S	80,045	6,924,613	1,986,286	(53.2)
Pandora A/S	117,838	4,192,599	(2,371,989)	63.6
Rockwool International A/S	21,134	5,406,810	(1,426,971)	38.3
Vestas Wind Systems A/S	28,194	2,442,551	(33,671)	0.9

Short Positions

Common Stock
Denmark
AP Moller - Maersk A/S	(16,697)	(20,776,361)	(1,135,194)	30.4
Danske Bank A/S	(38,791)	(614,578)	20,462	(0.5)
Drilling Co. of 1972 A/S (The)	(14,337)	(1,113,910)	86,788	(2.3)
DSV A/S	(5,095)	(501,705)	(34,709)	0.9
FLSmidth & Co. A/S	(67,413)	(3,054,610)	420,829	(11.3)
Genmab A/S	(91,475)	(16,835,114)	(1,976,629)	53.0
Novozymes A/S	(12,942)	(603,444)	16,145	(0.4)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-5.25% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	5-24 months maturity 11/12/2019	$1,047,927,045	$(16,752,230)	$(381,982)	$(17,134,212)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Belgium
Ageas	360,730	$18,772,513	$813,824	(4.7)%
KBC Group NV	124,114	8,145,021	(1,677,161)	9.8

Finland
Neste OYJ	717,146	24,381,136	8,509,688	(49.7)

France
Air France-KLM	975,017	9,368,026	(435,857)	2.5
AXA SA	753,955	19,800,154	1,460,638	(8.5)
Electricite de France SA	847,324	10,682,941	(2,023,258)	11.8
Engie SA	2,342,552	35,521,277	(1,277,300)	7.5

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

France (continued)
Peugeot SA	1,336,485	$32,894,188	$1,453,041	(8.5	) %
Renault SA	182,637	11,481,892	(6,545,491)	38.2
TOTAL SA	439,610	24,659,386	77,399	(0.5)

Germany
Allianz SE (Registered)	126,866	30,597,065	3,120,148	(18.2)
Deutsche Lufthansa AG (Registered)	1,214,959	20,831,467	(16,023,818)	93.5
E.ON SE	3,136,991	34,036,721	582,895	(3.4)
Hannover Rueck SE	95,009	15,362,329	3,483,786	(20.3)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	63,199	15,841,307	1,671,551	(9.8)
Volkswagen AG (Preference)	111,738	18,820,890	(2,160,020)	12.6

Netherlands
Aegon NV	2,188,474	10,871,131	(2,866,682)	16.7
ASR Nederland NV	227,353	9,237,665	461,756	(2.7)
Koninklijke Ahold Delhaize NV	1,189,286	26,699,106	(1,158,647)	6.8
NN Group NV	537,895	21,622,787	(558,971)	3.3

Spain
Endesa SA	821,181	21,121,240	4,222,625	(24.6)
Iberdrola SA	1,810,884	18,029,484	1,201,533	(7.0)

United Kingdom
Unilever NV	114,350	6,947,698	45,856	(0.3)

Short Positions

Common Stock
Belgium
Anheuser-Busch InBev SA/NV	(128,651)	(11,384,373)	150,177	(0.9)
Galapagos NV	(133,491)	(17,240,822)	(3,455,017)	20.2
Telenet Group Holding NV	(131,116)	(7,306,120)	470,861	(2.7)

Finland
Stora Enso OYJ	(725,758)	(8,540,485)	(142,359)	0.8

France
Accor SA	(319,791)	(13,726,220)	704,563	(4.1)
Airbus SE	(183,594)	(25,982,506)	(7,400,114)	43.2
Edenred	(379,129)	(19,322,118)	(8,478,339)	49.5
EssilorLuxottica SA	(74,027)	(9,647,340)	(675,179)	3.9
Iliad SA	(124,982)	(14,035,157)	8,471,094	(49.4)
Ingenico Group SA	(148,701)	(13,160,241)	(560,395)	3.3
Remy Cointreau SA	(69,760)	(10,055,444)	(1,136,868)	6.6
Valeo SA	(478,971)	(15,593,352)	322,239	(1.9)
Vivendi SA	(377,108)	(10,348,856)	(791,721)	4.6

Germany
Continental AG	(46,646)	(6,792,544)	801,014	(4.7)
Delivery Hero SE	(191,150)	(8,676,746)	(938,427)	5.5
Deutsche Bank AG (Registered)	(3,712,635)	(28,628,368)	23,516,229	(137.2)
OSRAM Licht AG	(357,376)	(11,805,265)	2,837,707	(16.6)
RWE AG	(430,351)	(10,619,165)	424,222	(2.5)
thyssenkrupp AG	(1,018,923)	(14,877,038)	(255,154)	1.5
United Internet AG (Registered)	(217,124)	(7,153,392)	1,238,110	(7.2)
Zalando SE	(145,491)	(6,441,855)	(1,310,559)	7.6

Netherlands
ASML Holding NV	(51,903)	(10,800,489)	(1,680,307)	9.8
Koninklijke KPN NV	(4,270,620)	(13,114,214)	(1,382,774)	8.1
OCI NV	(239,601)	(6,578,921)	(1,142,594)	6.7

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Spain
Cellnex Telecom SA	(722,518)	$(26,728,447)	$(7,870,977)	45.9%
Ferrovial SA	(447,702)	(11,460,552)	(1,379,706)	8.1
Industria de Diseno Textil SA	(1,071,369)	(32,234,592)	(891,660)	5.2

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	8-24 months maturity 02/18/2020	$40,286,804	$2,501,565	$(240,973)	$2,260,592

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Norway
DNB ASA	136,705	$2,547,313	$(38,169)	(1.7)%
Equinor ASA	174,913	3,469,816	(903,058)	(39.9)
Gjensidige Forsikring ASA	30,902	622,834	50,447	2.2
Mowi ASA	797,371	18,657,618	5,206,365	230.3
Salmar ASA	52,364	2,279,549	162,994	7.2

Short Positions

Common Stock
France
Adevinta ASA	(114,123)	(1,268,264)	(550,834)	(24.4)

Norway
Norsk Hydro ASA	(514,903)	(1,844,250)	119,026	5.3
Schibsted ASA	(191,286)	(5,283,663)	(1,506,544)	(66.6)
Telenor ASA	(60,440)	(1,284,120)	33,711	1.5
Yara International ASA	(24,421)	(1,186,391)	(111,075)	(4.9)

United Kingdom
Subsea 7 SA	(152,420)	(1,842,986)	38,702	1.7

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-1.50% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	8-24 months maturity 02/18/2020	$79,237,613	$(7,926,172)	$(350,594)	$(8,276,766)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Malta
Kindred Group plc	85,788	$728,289	$(358,976)	4.3%

Sweden
Atlas Copco AB	13,593	435,597	6,769	(0.1)
Axfood AB	77,969	1,543,799	51,852	(0.6)
Boliden AB	399,721	10,242,424	(2,005,172)	24.2
Essity AB	35,039	1,077,919	12,517	(0.2)
Getinge AB	26,973	425,347	(709)	0.0
Hennes & Mauritz AB	151,245	2,687,039	190,445	(2.3)
ICA Gruppen AB	18,335	788,407	59,272	(0.7)
Sandvik AB	71,717	1,317,876	17,036	(0.2)
Securitas AB	190,080	3,336,384	502,987	(6.1)
Skanska AB	34,984	632,125	28,939	(0.3)
SKF AB	149,555	2,753,209	122,181	(1.5)
SSAB AB	837,116	2,922,912	(1,231,795)	14.9
Swedbank AB	34,962	526,330	(221,514)	2.7
Swedish Orphan Biovitrum AB	310,033	5,983,048	(1,349,049)	16.3
Trelleborg AB	30,959	440,114	(1,514)	0.0
Volvo AB	374,180	5,945,600	73,922	(0.9)

Short Positions

Common Stock
Colombia
Millicom International Cellular SA	(81,137)	(4,567,324)	218,755	(2.6)

Sweden
BillerudKorsnas AB	(64,272)	(856,362)	(53,749)	0.6
Elekta AB	(65,765)	(956,009)	(81,465)	1.0
Hexagon AB	(17,982)	(999,865)	(81,078)	1.0
Hexpol AB	(133,703)	(1,090,696)	(35,520)	0.4
Husqvarna AB	(230,252)	(2,156,208)	(62,035)	0.7
Nibe Industrier AB	(30,527)	(447,120)	(27,901)	0.3
Saab AB	(16,531)	(538,398)	(19,262)	0.2
Svenska Cellulosa AB SCA	(1,433,523)	(12,470,661)	(648,816)	7.8
Svenska Handelsbanken AB	(115,672)	(1,141,532)	11,479	(0.1)
Swedish Match AB	(60,629)	(2,563,289)	315,651	(3.8)
Tele2 AB	(117,826)	(1,720,872)	(29,460)	0.4
Telefonaktiebolaget LM Ericsson	(836,819)	(7,942,858)	(3,329,962)	40.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$88,788,777	$88,788,777
U.S. Treasury Bills	—	37,733,802	37,733,802

CITI
Investment Companies	47,787,463	—	47,787,463

GSCO
Cash	—	(4,962,848)	(4,962,848)
U.S. Treasury Bills	—	56,767,131	56,767,131

GSIN
Investment Companies	386,176,460	—	386,176,460

JPMC
Cash	(1,410,000)	—	(1,410,000)
Investment Companies	94,591,593	—	94,591,593

JPMS
Cash	—	18,172,242	18,172,242

MLIN
Cash	100,000	—	100,000

MSCL
Cash	—	29,261,030	29,261,030

MSIP
U.S. Treasury Bills	91,292,009	—	91,292,009

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$18,784,163	$—	$18,784,163

GSCO
Cash	—	9,097,103	9,097,103

GSIN
Cash	2,730,000	—	2,730,000

JPPC
Cash	—	16,268,602	16,268,602

MACQ
U.S. Treasury Bills	2,429,947	—	2,429,947

MSCL
Cash	—	41,798,799	41,798,799

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 117.7%
COMMON STOCKS - 27.1%

Belgium - 0.6%
Ageas (a)(b)	17,888	$930,897
bpost SA	9,917	94,105
Colruyt SA (a)	2,942	170,795
KBC Group NV	1,087	71,335
Proximus SADP (a)	7,188	212,440
Solvay SA	389	40,398
UCB SA (a)	4,474	371,296

		1,891,266

Canada - 2.8%
Air Canada (1)*(a)	39,940	1,210,507
Alimentation Couche-Tard, Inc., Class B (1)(a)	2,775	174,631
ARC Resources Ltd. (1)	10,476	51,278
Atco Ltd., Class I (1)	2,821	95,085
Bank of Montreal (1)(a)	4,666	352,458
Bank of Nova Scotia (The) (1)(a)	2,439	131,006
Brookfield Asset Management, Inc., Class A (1)	1,138	54,443
Canadian Imperial Bank of Commerce (1)(a)	6,933	545,195
Canadian National Railway Co. (1)	399	36,928
Canadian Pacific Railway Ltd. (1)	129	30,383
Canadian Tire Corp. Ltd., Class A (1)(a)	1,711	186,419
CGI, Inc. (1)*(a)	9,203	707,540
CI Financial Corp. (1)(a)	8,730	142,261
Cronos Group, Inc. (1)*	5,230	83,908
Emera, Inc. (1)(a)	4,232	172,925
Empire Co. Ltd., Class A (1)	2,989	75,276
Encana Corp. (1)	5,309	27,243
Gildan Activewear, Inc. (1)	1,785	69,080
Husky Energy, Inc. (1)	2,347	22,241
Hydro One Ltd. (1)(a)(c)	9,640	168,132
iA Financial Corp., Inc. (1)	1,514	61,668
IGM Financial, Inc. (1)	1,952	55,733
Intact Financial Corp. (1)	243	22,456
Kinross Gold Corp. (1)*	12,948	50,030
Linamar Corp. (1)(a)	3,045	113,657
Magna International, Inc. (1)(a)	7,620	379,153
Manulife Financial Corp. (1)(a)	31,170	566,489
Methanex Corp. (1)(a)	5,149	233,751
National Bank of Canada (1)(a)	6,140	291,680
Northland Power, Inc. (1)	2,533	49,323
Open Text Corp. (1)	543	22,407
Peyto Exploration & Development Corp. (1)(b)	38,548	115,389
Power Financial Corp. (1)	2,547	58,582
Quebecor, Inc., Class B (1)(a)	10,837	258,109
Rogers Communications, Inc., Class B (1)(a)	3,885	207,963
Royal Bank of Canada (1)(a)	5,176	411,337
Seven Generations Energy Ltd., Class A (1)*(a)	49,010	240,269
Teck Resources Ltd., Class B (1)	3,997	92,237
Thomson Reuters Corp. (1)	345	22,256

INVESTMENTS	SHARES	VALUE
Canada - 2.8% (continued)
Toronto-Dominion Bank (The) (1)(a)	11,623	$679,159
Tourmaline Oil Corp. (1)(a)	28,104	357,966
West Fraser Timber Co. Ltd. (1)(a)	2,873	130,975

		8,757,528

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	527,700	597,868

Denmark - 0.7%
Carlsberg A/S, Class B (a)	1,100	145,967
Demant A/S *	3,002	93,438
GN Store Nord A/S (a)	4,358	203,726
H Lundbeck A/S (a)	5,687	225,258
ISS A/S	1,860	56,233
Novo Nordisk A/S, Class B (a)	3,189	162,885
Orsted A/S (a)(c)	1,765	152,688
Pandora A/S (a)	13,116	466,659
Rockwool International A/S, Class B (b)	1,657	423,918
Vestas Wind Systems A/S (a)	2,680	232,178

		2,162,950

Finland - 0.4%
Fortum OYJ	1,434	31,694
Kesko OYJ, Class B (a)	3,787	210,514
Kone OYJ, Class B	400	23,621
Metso OYJ	1,495	58,838
Neste OYJ (a)	21,131	718,399
Nokia OYJ	7,606	37,884
Orion OYJ, Class B (a)	2,942	107,886
Sampo OYJ, Class A (a)	3,824	180,510

		1,369,346

Germany - 0.4%
Aurubis AG (b)	2,751	134,361
Deutsche Lufthansa AG (Registered) (a)	70,591	1,210,341

		1,344,702

Italy - 3.1%
A2A SpA	391,175	679,049
Assicurazioni Generali SpA (a)	76,162	1,433,946
Autogrill SpA (b)	3,172	33,270
BPER Banca	12,147	49,513
Enel SpA (a)	452,172	3,154,238
Eni SpA (a)	52,294	869,509
Hera SpA	49,152	188,007
Italgas SpA	32,010	215,137
Leonardo SpA (a)	26,218	332,616
Poste Italiane SpA (c)	112,182	1,182,140
Terna Rete Elettrica Nazionale SpA (a)	48,164	306,883
Unipol Gruppo SpA	49,536	241,376
UnipolSai Assicurazioni SpA (a)	199,883	513,588

		9,199,272

Japan - 12.5%
Advantest Corp. (a)	7,900	217,494
AGC, Inc. (a)	22,600	782,906
Alfresa Holdings Corp. (a)	21,100	521,826
Alps Alpine Co. Ltd.	3,800	64,355

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Japan - 12.5% (continued)
Amada Holdings Co. Ltd. (a)	12,900	$145,812
Aozora Bank Ltd. (a)	3,800	91,370
Astellas Pharma, Inc. (a)	16,700	237,988
Bandai Namco Holdings, Inc. (a)	10,800	524,066
Brother Industries Ltd. (a)	6,200	117,437
Central Japan Railway Co. (a)	2,500	501,270
Chubu Electric Power Co., Inc. (a)	28,400	398,944
Citizen Watch Co. Ltd.	13,100	67,408
Daicel Corp. (b)	8,200	73,078
Dai-ichi Life Holdings, Inc. (a)	22,500	340,419
DeNA Co. Ltd.	2,000	38,345
East Japan Railway Co.	200	18,729
Electric Power Development Co. Ltd. (a)	14,000	318,587
Fujitsu Ltd. (a)	5,100	356,420
Fukuoka Financial Group, Inc. (a)	6,900	126,362
GMO Payment Gateway, Inc.	1,200	82,929
GungHo Online Entertainment, Inc. (a)	14,280	396,567
Hakuhodo DY Holdings, Inc.	3,300	55,739
Haseko Corp. (a)	33,600	340,895
Hitachi Chemical Co. Ltd. (a)	4,200	114,474
Hitachi High-Technologies Corp.	1,200	61,691
Hitachi Ltd. (a)	17,400	640,193
Hoya Corp. (a)	2,000	153,709
Idemitsu Kosan Co. Ltd. (a)	14,100	426,455
Inpex Corp. (a)	41,000	371,596
Isuzu Motors Ltd.	3,400	38,832
ITOCHU Corp. (a)	81,900	1,568,961
Itochu Techno-Solutions Corp.	1,400	35,992
Japan Airlines Co. Ltd. (a)	8,500	271,284
Japan Post Holdings Co. Ltd. (a)	45,000	509,626
JFE Holdings, Inc. (a)	28,900	425,547
JTEKT Corp. (a)	13,200	160,502
JXTG Holdings, Inc. (a)	208,600	1,039,642
Kajima Corp. (a)	17,600	242,079
Kaken Pharmaceutical Co. Ltd.	700	32,831
Kamigumi Co. Ltd. (a)	13,500	320,135
KDDI Corp. (a)	40,000	1,017,867
Kobe Steel Ltd. (a)	26,900	176,563
Konica Minolta, Inc. (a)	28,700	279,641
Kyocera Corp. (a)	4,500	294,857
Kyushu Railway Co. (a)	12,400	361,742
Mabuchi Motor Co. Ltd.	2,600	89,200
Marubeni Corp. (a)	168,700	1,119,790
Mazda Motor Corp. (a)	56,600	585,890
Medipal Holdings Corp. (a)	27,800	614,895
MINEBEA MITSUMI, Inc. (a)	10,200	173,783
Mitsubishi Chemical Holdings Corp. (a)	49,200	344,465
Mitsubishi Corp. (a)	45,600	1,204,997
Mitsubishi Electric Corp. (a)	17,100	226,063
Mitsubishi Gas Chemical Co., Inc.	5,200	69,552
Mitsubishi Heavy Industries Ltd. (a)	3,400	148,281
Mitsubishi UFJ Financial Group, Inc. (a)	37,100	176,706
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,100	43,043
Mitsui & Co. Ltd. (a)	61,700	1,007,123
Mitsui Chemicals, Inc. (a)	10,200	253,414
Mixi, Inc.	14,400	289,184

INVESTMENTS	SHARES	VALUE
Japan - 12.5% (continued)
MS&AD Insurance Group Holdings, Inc. (a)	10,400	$330,579
Murata Manufacturing Co. Ltd. (a)	6,600	297,137
Nexon Co. Ltd. *(a)(b)	23,900	349,171
NH Foods Ltd.	700	30,012
NHK Spring Co. Ltd. (a)	27,000	208,725
Nippon Electric Glass Co. Ltd.	1,600	40,666
Nippon Express Co. Ltd. (b)	1,000	53,300
Nippon Shokubai Co. Ltd.	1,300	86,176
Nippon Steel Corp. (a)	18,900	325,270
Nippon Telegraph & Telephone Corp. (a)	48,200	2,245,625
NSK Ltd.	7,300	65,250
NTT Data Corp.	4,700	62,755
Obayashi Corp. (a)	41,200	407,003
Obic Co. Ltd.	600	68,187
ORIX Corp. (a)	36,600	546,983
Osaka Gas Co. Ltd. (a)	14,900	260,034
Otsuka Corp.	600	24,196
Resona Holdings, Inc. (a)	202,000	842,661
Rohm Co. Ltd. (b)	800	53,901
Sawai Pharmaceutical Co. Ltd. (a)	1,900	102,839
Shimamura Co. Ltd. (b)	700	52,406
Shin-Etsu Chemical Co. Ltd.	300	28,069
Shinsei Bank Ltd. (a)	13,700	213,204
Shionogi & Co. Ltd. (a)	4,400	254,245
Showa Denko KK (a)	28,000	828,609
Sojitz Corp. (a)	442,400	1,423,723
Sompo Holdings, Inc. (a)	5,100	197,276
Sosei Group Corp. *	1,200	26,525
SUMCO Corp. (a)	8,800	104,896
Sumitomo Chemical Co. Ltd. (a)	45,700	212,795
Sumitomo Corp. (a)	37,700	572,590
Sumitomo Heavy Industries Ltd. (a)	11,900	411,120
Sumitomo Mitsui Financial Group, Inc. (a)	10,200	361,546
Sumitomo Mitsui Trust Holdings, Inc. (a)	3,400	123,527
Suzuken Co. Ltd. (a)	9,570	562,367
Taiheiyo Cement Corp. (a)	12,000	364,328
Taisei Corp. (a)	3,800	138,421
TDK Corp. (a)	1,700	132,420
Teijin Ltd. (a)	15,800	269,936
THK Co. Ltd.	3,100	74,566
Toho Gas Co. Ltd. (a)	4,200	154,864
Tohoku Electric Power Co., Inc. (b)	3,300	33,392
Tokio Marine Holdings, Inc. (a)	8,800	441,543
Tokyo Broadcasting System Holdings, Inc.	4,800	82,127
Tokyo Electric Power Co. Holdings, Inc. *(a)	403,700	2,108,551
Tokyo Gas Co. Ltd. (a)	33,900	799,089
Toppan Printing Co. Ltd. (b)	5,600	85,155
Tosoh Corp. (a)	29,100	410,454
Toyo Seikan Group Holdings Ltd. (a)	21,000	417,539
Toyota Tsusho Corp.	1,500	45,565
Yamaguchi Financial Group, Inc. (a)	21,600	147,820

		38,188,689

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Luxembourg - 0.1%
ArcelorMittal (a)	12,312	$220,237

Malta - 0.0% (d)
Kindred Group plc, SDR	10,091	85,667

Netherlands - 1.4%
Aegon NV (a)	111,109	551,928
ASM International NV	480	31,153
ASR Nederland NV (a)	9,178	372,915
Koninklijke Ahold Delhaize NV (a)	80,875	1,815,619
NN Group NV (a)	26,062	1,047,664
Randstad NV (a)	4,156	228,093
Signify NV (a)(c)	7,071	208,631
Wolters Kluwer NV	307	22,335

		4,278,338

Norway - 0.5%
Equinor ASA (a)	28,201	559,434
Leroy Seafood Group ASA (a)	27,578	182,702
Mowi ASA (a)	24,816	580,667
Salmar ASA (a)	4,202	182,925

		1,505,728

Singapore - 0.2%
ComfortDelGro Corp. Ltd.	219,800	432,258
Genting Singapore Ltd.	34,400	23,404
Venture Corp. Ltd. (b)	19,900	240,266
Wilmar International Ltd. (b)	13,300	36,408

		732,336

Spain - 1.5%
Acciona SA (a)	1,070	114,835
ACS Actividades de Construccion y Servicios SA (a)	3,775	151,034
Banco Bilbao Vizcaya Argentaria SA	5,958	33,232
Cia de Distribucion Integral Logista Holdings SA	516	11,684
Ebro Foods SA	1,794	38,387
Endesa SA (a)	43,720	1,124,504
Iberdrola SA (a)	99,716	992,791
Mapfre SA (a)	113,313	331,364
Mediaset Espana Comunicacion SA	453	3,297
Naturgy Energy Group SA (a)	8,820	243,069
Red Electrica Corp. SA (a)	9,324	194,201
Repsol SA (a)	39,367	617,780
Telefonica SA (a)	82,773	680,667

		4,536,845

Sweden - 0.7%
Axfood AB	5,920	117,217
Boliden AB	9,334	239,174
Essity AB, Class B	727	22,365
Getinge AB, Class B	2,931	46,220
Hennes & Mauritz AB, Class B	8,077	143,497
ICA Gruppen AB	1,258	54,094
Sandvik AB	3,052	56,084
Securitas AB, Class B	9,278	162,852
Skanska AB, Class B (b)	3,464	62,591
SKF AB, Class B	8,326	153,276

INVESTMENTS	SHARES	VALUE
Sweden - 0.7% (continued)
SSAB AB, Class A (b)	83,131	$290,264
Swedish Orphan Biovitrum AB *	23,712	457,597
Telefonaktiebolaget LM Ericsson, Class B	6,878	65,284
Volvo AB, Class B	19,009	302,047

		2,172,562

Switzerland - 1.4%
Adecco Group AG (Registered)	425	25,541
Helvetia Holding AG (Registered)	2,323	291,605
Novartis AG (Registered) (a)	5,246	478,917
Roche Holding AG (a)	5,485	1,542,315
Swiss Life Holding AG (Registered) (a)	2,574	1,276,154
Zurich Insurance Group AG (a)	2,142	745,308

		4,359,840

United Kingdom - 0.4%
Fiat Chrysler Automobiles NV	87,944	1,220,525
Unilever NV, CVA	608	36,941

		1,257,466

United States - 0.2%
Bausch Health Cos., Inc. (1)*	6,016	151,784
BRP, Inc. (1)(a)	12,603	450,399

		602,183

TOTAL COMMON STOCKS (Cost $78,085,391)		83,262,823

SHORT-TERM INVESTMENTS - 90.6%
INVESTMENT COMPANIES - 67.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(e)(f)	6,640,693	6,640,692
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.29% (1)(e)(f)	140,619	140,619
Limited Purpose Cash Investment Fund, 2.36% (1)(e)(g)	193,942,834	193,981,623
UBS Select Treasury Preferred Fund, Class I, 2.23% (1)(e)	6,585,391	6,585,391

TOTAL INVESTMENT COMPANIES (Cost $207,284,973)		207,348,325

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 23.3%
U.S. Treasury Bills
2.49%, 7/18/2019 (h)	$1,372,000	1,370,671
2.48%, 7/25/2019 (h)	1,630,000	1,627,881
2.48%, 8/15/2019 (h)(i)	4,997,000	4,983,930
2.47%, 8/29/2019 (h)(i)	10,148,000	10,113,074
2.49%, 9/5/2019 (h)(i)	13,626,000	13,573,726
2.41%, 10/3/2019 (h)	2,338,000	2,325,226
2.41%, 11/7/2019 (h)	2,510,000	2,491,450
2.38%, 11/14/2019 (h)(i)	12,333,000	12,237,254
2.16%, 11/21/2019 (h)	4,931,000	4,890,651
2.16%, 11/29/2019 (h)	4,931,000	4,888,290
2.15%, 12/5/2019 (h)(i)	4,931,000	4,887,722

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 23.3% (continued)
2.16%, 12/12/2019 (h)(i)	$4,931,000	$4,885,259
2.15%, 12/19/2019 (h)(i)	1,827,000	1,809,286
2.05%, 12/26/2019 (h)	1,461,000	1,446,209

TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,485,730)		71,530,629

TOTAL SHORT-TERM INVESTMENTS (Cost $278,770,703)		278,878,954

TOTAL LONG POSITIONS (Cost $356,856,094)		362,141,777

	SHARES
SHORT POSITIONS - (22.3)%
COMMON STOCKS - (22.3)%

Austria - (0.1)%
ams AG *	(6,174)	(241,726)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV	(5,607)	(496,165)
Galapagos NV *	(6,450)	(833,040)
Telenet Group Holding NV	(8,773)	(488,854)
Umicore SA	(1,338)	(42,939)

		(1,860,998)

Canada - (3.0)%
Agnico Eagle Mines Ltd. (1)	(2,660)	(136,377)
AltaGas Ltd. (1)	(56,590)	(856,055)
Barrick Gold Corp. (1)	(18,920)	(298,634)
BlackBerry Ltd. (1)*	(37,596)	(280,201)
Bombardier, Inc., Class B (1)*	(283,594)	(476,428)
Cameco Corp. (1)	(24,595)	(263,689)
Canadian Natural Resources Ltd. (1)	(2,064)	(55,653)
CCL Industries, Inc., Class B (1)	(5,395)	(264,569)
Cenovus Energy, Inc. (1)	(74,183)	(654,281)
Dollarama, Inc. (1)	(25,546)	(898,708)
Element Fleet Management Corp. (1)	(30,398)	(221,912)
Enbridge, Inc. (1)	(10,461)	(377,844)
Fairfax Financial Holdings Ltd. (1)	(97)	(47,610)
Finning International, Inc. (1)	(6,882)	(125,443)
Franco-Nevada Corp. (1)	(761)	(64,591)
George Weston Ltd. (1)	(698)	(52,965)
Inter Pipeline Ltd. (1)	(11,460)	(178,260)
Keyera Corp. (1)	(3,885)	(99,977)
Metro, Inc. (1)	(1,496)	(56,136)
Nutrien Ltd. (1)	(1,315)	(70,342)
Onex Corp. (1)	(970)	(58,509)
Pembina Pipeline Corp. (1)	(12,893)	(479,962)
PrairieSky Royalty Ltd. (1)	(16,820)	(236,332)
Restaurant Brands International, Inc. (1)	(1,592)	(110,712)
Saputo, Inc. (1)	(1,370)	(41,010)
Shopify, Inc., Class A (1)*	(1,647)	(494,999)
SNC-Lavalin Group, Inc. (1)	(13,757)	(278,176)
Stars Group, Inc. (The) (1)*	(15,149)	(258,547)
Suncor Energy, Inc. (1)	(3,821)	(119,192)
TC Energy Corp. (1)	(5,555)	(275,385)
Vermilion Energy, Inc. (1)	(5,964)	(129,568)

INVESTMENTS	SHARES	VALUE
Canada - (3.0)% (continued)
Wheaton Precious Metals Corp. (1)	(30,481)	$(737,149)
Whitecap Resources, Inc. (1)	(18,447)	(59,868)
WSP Global, Inc. (1)	(464)	(25,543)

		(8,784,627)

Chile - 0.0% (d)
Lundin Mining Corp. (1)	(20,778)	(114,398)

Colombia - 0.0% (d)
Millicom International Cellular SA, SDR	(2,594)	(146,020)

Denmark - (0.7)%
AP Moller - Maersk A/S, Class B	(928)	(1,154,726)
Drilling Co. of 1972 A/S (The) *	(1,050)	(81,579)
FLSmidth & Co. A/S	(4,331)	(196,246)
Genmab A/S *	(4,135)	(761,008)

		(2,193,559)

Finland - (0.1)%
Huhtamaki OYJ	(621)	(25,540)
Nokian Renkaat OYJ	(740)	(23,110)
Stora Enso OYJ, Class R	(31,813)	(374,365)

		(423,015)

France - 0.0% (d)
Adevinta ASA, Class A *	(4,811)	(53,465)

Germany - (0.3)%
OSRAM Licht AG	(25,317)	(836,301)

Italy - (1.6)%
Atlantia SpA	(23,986)	(625,467)
Banca Generali SpA	(6,647)	(191,397)
Buzzi Unicem SpA	(11,812)	(239,829)
Davide Campari-Milano SpA	(24,168)	(236,766)
Ferrari NV	(10,411)	(1,688,035)
FinecoBank Banca Fineco SpA	(19,914)	(222,150)
Freni Brembo SpA	(21,610)	(248,696)
Intesa Sanpaolo SpA	(53,187)	(113,863)
Moncler SpA	(2,794)	(119,755)
Pirelli & C SpA (c)	(13,552)	(79,996)
Prysmian SpA	(40,073)	(827,977)
Saipem SpA *	(18,299)	(91,319)
Telecom Italia SpA *	(209,125)	(114,173)

		(4,799,423)

Japan - (12.0)%
Acom Co. Ltd.	(57,600)	(207,864)
Aeon Co. Ltd.	(36,800)	(633,308)
AEON Financial Service Co. Ltd.	(10,700)	(172,696)
Asahi Intecc Co. Ltd.	(6,800)	(168,090)
Asics Corp.	(44,500)	(483,276)
Bank of Kyoto Ltd. (The)	(6,200)	(240,374)
Benesse Holdings, Inc.	(7,500)	(175,030)
Calbee, Inc.	(6,800)	(183,654)
Canon, Inc.	(4,700)	(137,630)
Casio Computer Co. Ltd.	(6,600)	(82,289)
Chugoku Electric Power Co., Inc. (The)	(20,600)	(259,782)
Coca-Cola Bottlers Japan Holdings, Inc.	(11,900)	(301,833)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE
Japan - (12.0)% (continued)
Cosmos Pharmaceutical Corp.	(3,400)	$(578,083)
Credit Saison Co. Ltd.	(2,500)	(29,341)
CyberAgent, Inc.	(28,200)	(1,027,667)
Daifuku Co. Ltd.	(12,800)	(722,985)
Daikin Industries Ltd.	(6,200)	(811,821)
Daiwa Securities Group, Inc.	(23,700)	(104,054)
Denso Corp.	(5,300)	(223,480)
Disco Corp.	(2,600)	(429,041)
FamilyMart UNY Holdings Co. Ltd.	(22,200)	(530,015)
FANUC Corp.	(1,500)	(278,719)
Fast Retailing Co. Ltd.	(1,000)	(605,299)
Fuji Electric Co. Ltd.	(2,900)	(100,505)
Hachijuni Bank Ltd. (The)	(5,600)	(22,869)
Hikari Tsushin, Inc.	(1,200)	(262,160)
Hirose Electric Co. Ltd.	(900)	(100,708)
Hisamitsu Pharmaceutical Co., Inc.	(1,100)	(43,594)
Hokuriku Electric Power Co.	(31,400)	(227,987)
Hoshizaki Corp.	(800)	(59,657)
Isetan Mitsukoshi Holdings Ltd.	(47,600)	(386,397)
Iyo Bank Ltd. (The)	(10,900)	(55,148)
Izumi Co. Ltd.	(2,500)	(101,235)
J Front Retailing Co. Ltd.	(13,600)	(156,241)
Japan Airport Terminal Co. Ltd.	(9,200)	(393,474)
JGC Corp.	(39,800)	(544,504)
Kakaku.com, Inc.	(10,300)	(199,207)
Kansai Paint Co. Ltd.	(33,800)	(710,344)
Keikyu Corp.	(25,299)	(436,226)
Keio Corp.	(1,900)	(125,216)
Keisei Electric Railway Co. Ltd.	(1,300)	(47,417)
Keyence Corp.	(400)	(246,689)
Kikkoman Corp.	(13,600)	(593,046)
Kintetsu Group Holdings Co. Ltd.	(1,200)	(57,531)
Kobayashi Pharmaceutical Co. Ltd.	(600)	(43,047)
Koito Manufacturing Co. Ltd.	(5,300)	(283,637)
Kose Corp.	(600)	(101,269)
Lawson, Inc.	(3,900)	(187,363)
LINE Corp. *	(1,300)	(36,563)
LIXIL Group Corp.	(69,600)	(1,104,065)
M3, Inc.	(6,200)	(113,775)
Makita Corp.	(2,300)	(78,528)
Marui Group Co. Ltd.	(34,300)	(699,485)
McDonald’s Holdings Co. Japan Ltd.	(800)	(35,296)
Mercari, Inc. *	(2,500)	(66,597)
MISUMI Group, Inc.	(29,500)	(743,602)
Mitsubishi Logistics Corp.	(1,600)	(44,065)
Mitsubishi Motors Corp.	(11,800)	(56,677)
Mitsui OSK Lines Ltd.	(21,100)	(506,674)
Mizuho Financial Group, Inc.	(172,500)	(250,837)
MonotaRO Co. Ltd.	(18,000)	(440,932)
Nabtesco Corp.	(13,500)	(377,149)
Nankai Electric Railway Co. Ltd.	(1,600)	(38,965)
NGK Spark Plug Co. Ltd.	(2,700)	(50,796)
Nidec Corp.	(13,800)	(1,895,222)
Nifco, Inc.	(6,100)	(151,458)
Nintendo Co. Ltd.	(2,200)	(807,177)
Nippon Paint Holdings Co. Ltd.	(15,200)	(591,746)
Nippon Shinyaku Co. Ltd.	(7,300)	(516,769)

INVESTMENTS	SHARES	VALUE
Japan - (12.0)% (continued)
Nippon Yusen KK	(15,200)	$(244,633)
Nissan Motor Co. Ltd.	(12,800)	(91,680)
Nissin Foods Holdings Co. Ltd.	(2,600)	(167,705)
Nitori Holdings Co. Ltd.	(2,700)	(358,296)
Nomura Holdings, Inc.	(176,300)	(624,133)
Odakyu Electric Railway Co. Ltd.	(12,700)	(311,220)
Oriental Land Co. Ltd.	(400)	(49,623)
Pan Pacific International Holdings Corp.	(4,000)	(254,318)
Panasonic Corp.	(15,000)	(125,297)
Park24 Co. Ltd.	(13,700)	(319,862)
PeptiDream, Inc. *	(7,600)	(390,351)
Persol Holdings Co. Ltd.	(40,700)	(959,547)
Pigeon Corp.	(12,800)	(516,171)
Pola Orbis Holdings, Inc.	(2,200)	(61,649)
Rakuten, Inc.	(24,600)	(294,096)
Recruit Holdings Co. Ltd.	(700)	(23,437)
Renesas Electronics Corp. *	(45,800)	(227,844)
Ricoh Co. Ltd.	(3,300)	(33,014)
Rinnai Corp.	(600)	(38,221)
Ryohin Keikaku Co. Ltd.	(2,900)	(525,436)
Sega Sammy Holdings, Inc.	(14,200)	(172,881)
Seven Bank Ltd.	(9,600)	(25,159)
Sharp Corp.	(10,400)	(114,720)
Shikoku Electric Power Co., Inc.	(9,000)	(83,338)
Shimadzu Corp.	(5,600)	(137,861)
Shimano, Inc.	(800)	(119,208)
Softbank Corp.	(1,700)	(22,084)
SoftBank Group Corp.	(1,000)	(48,165)
Sony Corp.	(6,200)	(325,810)
Sony Financial Holdings, Inc.	(9,700)	(233,433)
Square Enix Holdings Co. Ltd.	(3,400)	(109,250)
Subaru Corp.	(11,900)	(289,731)
Sumitomo Metal Mining Co. Ltd.	(5,700)	(170,866)
Sundrug Co. Ltd.	(1,100)	(29,833)
Suzuki Motor Corp.	(2,200)	(103,502)
Sysmex Corp.	(2,100)	(137,382)
Takeda Pharmaceutical Co. Ltd.	(20,700)	(736,358)
Terumo Corp.	(800)	(23,899)
Tobu Railway Co. Ltd.	(4,900)	(143,004)
Tokyu Corp.	(5,000)	(88,774)
TOTO Ltd.	(30,000)	(1,188,067)
Toyota Industries Corp.	(600)	(33,092)
Toyota Motor Corp.	(5,900)	(366,177)
Tsuruha Holdings, Inc.	(7,600)	(704,850)
Welcia Holdings Co. Ltd.	(10,300)	(420,231)
Yahoo Japan Corp.	(39,900)	(117,368)
Yakult Honsha Co. Ltd.	(7,600)	(448,543)
Yamato Holdings Co. Ltd.	(14,300)	(291,484)
Yaskawa Electric Corp.	(31,600)	(1,080,625)
ZOZO, Inc.	(38,600)	(724,405)

		(36,584,813)

Luxembourg - (0.1)%
Tenaris SA	(21,132)	(277,163)

Netherlands - (0.7)%
Aalberts NV	(1,953)	(76,660)
Adyen NV *(c)	(161)	(124,193)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE

Netherlands - (0.7)% (continued)
Akzo Nobel NV	(1,288)	$(121,034)
Altice Europe NV *	(93,841)	(336,106)
ASML Holding NV	(2,290)	(476,526)
Koninklijke KPN NV	(194,521)	(597,334)
Koninklijke Vopak NV	(2,895)	(133,317)
OCI NV *	(8,236)	(226,143)
SBM Offshore NV	(8,095)	(156,270)

		(2,247,583)

Norway - (0.1)%
Norsk Hydro ASA	(6,385)	(22,869)
Schibsted ASA, Class A	(8,500)	(234,786)
Telenor ASA	(2,179)	(46,295)

		(303,950)

Singapore - (0.2)%
CapitaLand Ltd.	(22,000)	(57,447)
City Developments Ltd.	(10,100)	(70,750)
Jardine Cycle & Carriage Ltd.	(1,200)	(32,157)
Keppel Corp. Ltd.	(32,700)	(161,126)
Singapore Airlines Ltd.	(6,800)	(46,596)
Singapore Telecommunications Ltd.	(138,300)	(357,964)

		(726,040)

Spain - (1.3)%
Amadeus IT Group SA	(3,671)	(290,910)
Bankia SA	(28,358)	(66,982)
Bankinter SA	(6,873)	(47,376)
CaixaBank SA	(8,184)	(23,472)
Cellnex Telecom SA *(c)	(34,433)	(1,273,796)
Ferrovial SA	(37,604)	(962,610)
Grifols SA	(7,297)	(215,944)
Industria de Diseno Textil SA	(34,584)	(1,040,539)

		(3,921,629)

Sweden - (0.5)%
BillerudKorsnas AB	(4,314)	(57,480)
Elekta AB, Class B	(3,780)	(54,949)
Hexagon AB, Class B	(1,038)	(57,717)
Hexpol AB	(7,487)	(61,076)
Husqvarna AB, Class B	(17,184)	(160,920)
Svenska Cellulosa AB SCA, Class B	(124,274)	(1,081,097)
Swedish Match AB	(2,733)	(115,547)
Tele2 AB, Class B	(6,168)	(90,085)

		(1,678,871)

Switzerland - (0.8)%
ABB Ltd. (Registered)	(6,784)	(136,007)
Alcon, Inc. *	(1,862)	(114,978)
Cie Financiere Richemont SA (Registered)	(269)	(22,859)
Credit Suisse Group AG (Registered) *	(39,015)	(466,977)
Dufry AG (Registered) *	(991)	(83,980)
Idorsia Ltd. *	(12,279)	(280,982)
Julius Baer Group Ltd. *	(5,951)	(265,141)
Kuehne + Nagel International AG (Registered)	(426)	(63,277)
LafargeHolcim Ltd. (Registered) *	(5,204)	(254,458)

INVESTMENTS	SHARES	VALUE
Switzerland - (0.8)% (continued)
OC Oerlikon Corp. AG (Registered)	(15,979)	$(195,261)
Partners Group Holding AG	(49)	(38,535)
STMicroelectronics NV	(26,611)	(471,279)
Swatch Group AG (The)	(117)	(33,540)
Vifor Pharma AG	(1,157)	(167,231)

		(2,594,505)

United Kingdom - (0.1)%
CNH Industrial NV	(22,139)	(227,439)
Subsea 7 SA	(4,837)	(58,487)

		(285,926)

Zambia - (0.1)%
First Quantum Minerals Ltd. (1)	(45,744)	(434,543)

TOTAL COMMON STOCKS (Proceeds $(68,712,926))		(68,508,555)

TOTAL SHORT POSITIONS (Proceeds $(68,712,926))		(68,508,555)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.4% (Cost $288,143,168)		293,633,222

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6% (j)		13,932,222

NET ASSETS - 100.0%		$307,565,444

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(269,260)	(0.1)%
Consumer Discretionary	(7,684,855)	(2.5)
Consumer Staples	(2,624,667)	(0.9)
Energy	1,689,061	0.5
Financials	13,388,778	4.4
Health Care	1,874,104	0.6
Industrials	(1,027,008)	(0.3)
Information Technology	(723,857)	(0.2)
Materials	(268,694)	(0.1)
Real Estate	(128,197)	0.0 (d)
Utilities	10,528,863	3.4
Short-Term Investments	278,878,954	90.6

Total Investments In Securities At Value	293,633,222	95.4
Other Assets in Excess of Liabilities (j)	13,932,222	4.6

Net Assets	$307,565,444	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $73,197,971.
(b)	All or a portion of this security has been rehypothecated in connection with the Fund’s Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $1,580,095.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $233,606, which represents approximately 0.08% of net assets of the fund.

(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of June 30, 2019.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	For the period ended June 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/19	VALUE AT 06/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 63.1%
INVESTMENT COMPANIES - 63.1%

Limited Purpose Cash Investment Fund, 2.36% (a) (Cost $193,918,271)	213,737,105	166,224,000	(186,018,271)	193,942,834	$193,981,623	$1,958,868	$3,709	$33,364

(a)	Represents 7-day effective yield as of June 30, 2019.

(h)	The rate shown was the effective yield at the date of purchase.
(i)	All or a portion of the security pledged as collateral for swap contracts.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/23/2019	USD	(3,440,475)	$72,262
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/23/2019	USD	(828,263)	18,181
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/23/2019	USD	(2,888,300)	55,167
DTOP Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	09/19/2019	ZAR	(2,104,060)	1,352

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
KOSPI 200 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	09/11/2019	KRW	4,245,600,000	$ 72,542
MSCI Emerging Markets Thailand Net Total Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	USD	157,910	8,140
MSCI Poland Net Return Index	Decreases in total return of reference entity and pays the WIBOR plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	PLN	32,426	108
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (0.00%)	Monthly	CITI	09/18/2019	ZAR	(21,362,267)	27,141
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	CHF	561,468	4,091
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	1,799,850	80,086
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/25/2019	USD	969,150	39,071
WIG20 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	09/20/2019	PLN	733,120	4,182
WIG20 Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	09/20/2019	PLN	229,100	550

								382,873

BIST 30 Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	08/29/2019	TRY	(650,650)	(1,090)
iBovespa Index August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	08/14/2019	BRL	(3,554,950)	(22,162)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Brazil Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the CDI plus or minus a specified spread (0.00%)	Monthly	CITI	09/18/2019	BRL	(525,656)	$ (2,545)
MSCI Spain Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	CITI	09/20/2019	EUR	572,554	(2,881)
SGX NIFTY 50 Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	07/25/2019	USD	520,872	(286)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	09/20/2019	CHF	17,538,340	(19,343)
TAIEX Index July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	07/17/2019	TWD	(19,038,600)	(14,967)
Tel Aviv Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	07/24/2019	ILS	4,421,340	(871)

								(64,145)

								$318,728

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	32	7/2019	EUR	$4,082,134	$22,477
Brent Crude Oil	15	7/2019	USD	971,100	60,942
FTSE Bursa Malaysia KLCI Index	3	7/2019	MYR	60,907	(24)
Hang Seng Index	8	7/2019	HKD	1,459,605	17,851
IBEX 35 Index	153	7/2019	EUR	15,958,845	88,662
LME Copper Base Metal	2	7/2019	USD	299,500	(23,891)
LME Copper Base Metal	2	7/2019	USD	299,511	(19,784)
LME Copper Base Metal	3	7/2019	USD	448,841	(35,126)
Natural Gas	363	7/2019	USD	8,378,040	(150,017)
SGX NIFTY 50 Index	105	7/2019	USD	2,485,980	8,577
LME Copper Base Metal	4	8/2019	USD	599,636	15,024
LME Copper Base Metal	4	8/2019	USD	599,500	(12,058)
LME Copper Base Metal	5	8/2019	USD	748,995	(24,590)
3 Month Canadian Bankers Acceptance	1	9/2019	CAD	187,173	59
3 Month Euro Euribor	19	9/2019	EUR	5,424,720	8,279
3 Month Eurodollar	32	9/2019	USD	7,839,600	8,114

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
ASX 90 Day Bank Accepted Bill	60	9/2019	AUD	$ 42,009,056	$ 51,672
Australia 10 Year Bond	183	9/2019	AUD	18,455,471	138,620
Australia 3 Year Bond	1,347	9/2019	AUD	108,748,800	140,777
EURO STOXX 50 Index	500	9/2019	EUR	19,705,942	323,255
Euro-Bobl	61	9/2019	EUR	9,325,175	41,717
Euro-Bund	588	9/2019	EUR	115,496,513	1,488,334
FTSE 100 Index	192	9/2019	GBP	17,967,862	89,465
Japan 10 Year Bond	68	9/2019	JPY	97,034,735	243,817
KOSPI 200 Index	1	9/2019	KRW	60,278	748
LME Copper Base Metal	5	9/2019	USD	749,724	21,122
LME Copper Base Metal	5	9/2019	USD	749,766	9,627
LME Copper Base Metal	10	9/2019	USD	1,499,603	44,487
S&P/TSX 60 Index	3	9/2019	CAD	447,955	848
SET50 Index	37	9/2019	THB	277,058	1,814
Silver	173	9/2019	USD	13,269,965	52,064
SPI 200 Index	215	9/2019	AUD	24,750,508	202,655
U.S. Treasury 2 Year Note	929	9/2019	USD	199,901,931	986,290
U.S. Treasury 5 Year Note	25	9/2019	USD	2,953,906	40,241
Soybean	41	11/2019	USD	1,892,150	58,884
3 Month Euro Euribor	49	12/2019	EUR	13,995,639	31,886
3 Month Eurodollar	161	12/2019	USD	39,481,225	23,641
ASX 90 Day Bank Accepted Bill	299	12/2019	AUD	209,391,472	348,460
3 Month Euro Euribor	37	3/2020	EUR	10,569,713	27,784
3 Month Eurodollar	174	3/2020	USD	42,756,150	29,884
ASX 90 Day Bank Accepted Bill	276	3/2020	AUD	193,322,476	298,004
3 Month Euro Euribor	18	6/2020	EUR	5,142,279	8,682
3 Month Eurodollar	131	6/2020	USD	32,219,450	30,606
ASX 90 Day Bank Accepted Bill	211	6/2020	AUD	147,800,904	104,071

					4,803,950

Short Contracts
CAC 40 10 Euro Index	(51)	7/2019	EUR	(3,208,703)	(31,907)
HSCEI	(6)	7/2019	HKD	(416,107)	(3,203)
LME Copper Base Metal	(2)	7/2019	USD	(299,511)	20,421
LME Copper Base Metal	(2)	7/2019	USD	(299,500)	23,194
LME Copper Base Metal	(3)	7/2019	USD	(448,841)	36,194
MSCI Singapore Index	(12)	7/2019	SGD	(335,388)	(3,893)
MSCI Taiwan Index	(33)	7/2019	USD	(1,275,450)	(6,024)
OMXS30 Index	(65)	7/2019	SEK	(1,134,472)	(18,525)
WTI Crude Oil	(42)	7/2019	USD	(2,455,740)	(103,539)
100 oz Gold	(65)	8/2019	USD	(9,189,050)	(816,033)
LME Copper Base Metal	(4)	8/2019	USD	(599,636)	(14,069)
LME Copper Base Metal	(4)	8/2019	USD	(599,500)	14,039
LME Copper Base Metal	(5)	8/2019	USD	(748,995)	26,653
3 Month Sterling	(191)	9/2019	GBP	(30,082,043)	(43,875)
Canada 10 Year Bond	(119)	9/2019	CAD	(12,988,179)	12,223
Copper	(158)	9/2019	USD	(10,718,325)	(47,699)
Corn	(43)	9/2019	USD	(913,213)	14,987
DAX Index	(48)	9/2019	EUR	(16,903,673)	(210,614)
Euro-Buxl	(35)	9/2019	EUR	(8,075,115)	(295,021)
Euro-Schatz	(1,069)	9/2019	EUR	(136,489,133)	(233,546)
FTSE/JSE Top 40 Index	(39)	9/2019	ZAR	(1,451,791)	9,265
FTSE/MIB Index	(27)	9/2019	EUR	(3,247,626)	(19,661)
LME Copper Base Metal	(5)	9/2019	USD	(749,766)	(8,907)
LME Copper Base Metal	(5)	9/2019	USD	(749,724)	(20,019)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(10)	9/2019	USD	$ (1,499,603)	$ (46,126)
LME Copper Base Metal	(60)	9/2019	USD	(8,994,000)	(210,087)
Long Gilt	(523)	9/2019	GBP	(86,543,153)	(727,593)
MEX BOLSA Index	(15)	9/2019	MXN	(341,322)	1,255
S&P 500 E-Mini Index	(282)	9/2019	USD	(41,513,220)	(654,941)
TOPIX Index	(81)	9/2019	JPY	(11,652,460)	16,379
U.S. Treasury 10 Year Note	(688)	9/2019	USD	(88,042,500)	(1,523,989)
U.S. Treasury Long Bond	(82)	9/2019	USD	(12,758,688)	(367,740)
3 Month Canadian Bankers Acceptance	(27)	12/2019	CAD	(5,055,993)	1,049
3 Month Sterling	(795)	12/2019	GBP	(125,172,737)	(100,949)
3 Month Canadian Bankers Acceptance	(25)	3/2020	CAD	(4,686,486)	1,262
3 Month Sterling	(732)	3/2020	GBP	(115,305,678)	(104,764)
3 Month Canadian Bankers Acceptance	(14)	6/2020	CAD	(2,626,704)	656
3 Month Sterling	(526)	6/2020	GBP	(82,872,966)	(56,835)

					(5,491,982)

					$(688,032)

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	5,119,007	USD	3,557,671	CITI	9/18/2019	$44,724
AUD	5,118,993	USD	3,557,665	JPMC	9/18/2019	44,718
BRL	7,854,992	USD	1,996,856	CITI**	9/18/2019	33,205
BRL	7,855,008	USD	1,996,862	JPMC**	9/18/2019	33,205
CAD	24,839,505	USD	18,548,717	CITI	9/18/2019	446,770
CAD	24,839,495	USD	18,548,733	JPMC	9/18/2019	446,748
CHF	3,026,000	USD	3,084,497	CITI	9/18/2019	37,625
CHF	3,026,000	USD	3,084,501	JPMC	9/18/2019	37,620
CNY	4,023,000	USD	580,635	CITI**	9/18/2019	4,611
CNY	4,023,000	USD	580,636	JPMC**	9/18/2019	4,610
EUR	1,452,500	USD	1,652,193	CITI	9/18/2019	9,837
EUR	1,452,500	USD	1,652,195	JPMC	9/18/2019	9,835
GBP	3,950,541	USD	5,022,999	CITI	9/18/2019	11,863
GBP	3,950,532	USD	5,022,993	JPMC	9/18/2019	11,857
HKD	3,121,682	USD	398,524	CITI	9/18/2019	1,233
HKD	3,121,675	USD	398,524	JPMC	9/18/2019	1,232
HUF	95,000,000	USD	329,203	CITI	9/18/2019	6,821
HUF	95,000,000	USD	329,204	JPMC	9/18/2019	6,821
INR	149,150,008	USD	2,116,137	CITI**	9/18/2019	24,155
INR	149,149,992	USD	2,116,140	JPMC**	9/18/2019	24,151
JPY	55,856,000	USD	516,794	CITI	9/18/2019	4,310
JPY	55,856,000	USD	516,794	JPMC	9/18/2019	4,309
MXN	105,360,720	USD	5,324,850	CITI	9/18/2019	91,901
MXN	105,360,712	USD	5,324,856	JPMC	9/18/2019	91,893
NOK	180,500	USD	20,704	CITI	9/18/2019	502
NOK	180,500	USD	20,704	JPMC	9/18/2019	502
NZD	10,467,007	USD	6,881,485	CITI	9/18/2019	160,728
NZD	10,466,993	USD	6,881,484	JPMC	9/18/2019	160,718
PLN	7,300,008	USD	1,909,950	CITI	9/18/2019	48,747

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
PLN	7,299,992	USD	1,909,948	JPMC	9/18/2019	$ 48,746
SEK	1,622,000	USD	172,121	CITI	9/18/2019	3,538
SEK	1,622,000	USD	172,121	JPMC	9/18/2019	3,538
SGD	2,353,496	USD	1,715,071	CITI	9/18/2019	26,492
SGD	2,353,504	USD	1,715,079	JPMC	9/18/2019	26,490
USD	1,548	CHF	1,500	CITI	9/18/2019	—
USD	1,548	CHF	1,500	JPMC	9/18/2019	—
USD	82,156	DKK	534,500	CITI	9/18/2019	177
USD	82,156	DKK	534,500	JPMC	9/18/2019	177
USD	3,002,979	GBP	2,351,000	CITI	9/18/2019	6,691
USD	3,002,975	GBP	2,351,000	JPMC	9/18/2019	6,687
USD	9,863	HKD	77,000	CITI	9/18/2019	2
USD	9,863	HKD	77,000	JPMC	9/18/2019	2
USD	839,367	JPY	89,873,750	CITI	9/18/2019	898
USD	839,366	JPY	89,873,750	JPMC	9/18/2019	897
USD	875,409	MXN	17,000,000	CITI	9/18/2019	1,413
USD	875,408	MXN	17,000,000	JPMC	9/18/2019	1,412
USD	413	NOK	3,500	CITI	9/18/2019	2
USD	413	NOK	3,500	JPMC	9/18/2019	2
USD	50,390	SEK	464,500	CITI	9/18/2019	85
USD	50,390	SEK	464,500	JPMC	9/18/2019	$85
ZAR	1,850,000	USD	125,653	CITI	9/18/2019	4,389
ZAR	1,850,000	USD	125,653	JPMC	9/18/2019	4,389

Total unrealized appreciation						1,941,363

BRL	2,050,000	USD	531,773	CITI**	9/18/2019	(1,966)
BRL	2,050,000	USD	531,774	JPMC**	9/18/2019	(1,968)
CHF	1,329,500	USD	1,373,822	CITI	9/18/2019	(2,090)
CHF	1,329,500	USD	1,373,824	JPMC	9/18/2019	(2,092)
EUR	1,700,000	USD	1,948,881	CITI	9/18/2019	(3,647)
EUR	1,700,000	USD	1,948,883	JPMC	9/18/2019	(3,649)
GBP	2,533,967	USD	3,238,006	CITI	9/18/2019	(8,532)
GBP	2,533,960	USD	3,238,001	JPMC	9/18/2019	(8,535)
JPY	458,746,500	USD	4,306,906	CITI	9/18/2019	(27,072)
JPY	458,746,500	USD	4,306,912	JPMC	9/18/2019	(27,078)
MXN	42,944,288	USD	2,213,766	CITI	9/18/2019	(5,938)
MXN	42,944,280	USD	2,213,769	JPMC	9/18/2019	(5,940)
NOK	337,500	USD	39,712	CITI	9/18/2019	(61)
NOK	337,500	USD	39,712	JPMC	9/18/2019	(61)
SEK	14,849,000	USD	1,615,050	CITI	9/18/2019	(6,927)
SEK	14,849,000	USD	1,615,052	JPMC	9/18/2019	(6,929)
USD	1,748,630	AUD	2,531,000	CITI	9/18/2019	(32,508)
USD	1,748,628	AUD	2,531,000	JPMC	9/18/2019	(32,510)
USD	3,329,843	BRL	13,155,008	CITI**	9/18/2019	(69,963)
USD	3,329,834	BRL	13,154,992	JPMC**	9/18/2019	(69,967)
USD	4,318,826	CAD	5,726,500	CITI	9/18/2019	(60,394)
USD	4,318,820	CAD	5,726,500	JPMC	9/18/2019	(60,400)
USD	22,978,905	CHF	22,757,493	CITI	9/18/2019	(501,489)
USD	22,978,891	CHF	22,757,507	JPMC	9/18/2019	(501,519)
USD	374,860	CNY	2,602,494	CITI**	9/18/2019	(3,739)
USD	374,861	CNY	2,602,506	JPMC**	9/18/2019	(3,740)
USD	190,445	DKK	1,264,000	CITI	9/18/2019	(3,421)
USD	190,445	DKK	1,264,000	JPMC	9/18/2019	(3,422)
USD	15,082,336	EUR	13,348,993	CITI	9/18/2019	(192,315)
USD	15,082,333	EUR	13,349,007	JPMC	9/18/2019	(192,334)
USD	1,122,936	GBP	885,500	CITI	9/18/2019	(5,611)
USD	1,122,935	GBP	885,500	JPMC	9/18/2019	(5,612)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	594,723	HKD	4,656,178	CITI	9/18/2019	$ (1,540)
USD	594,722	HKD	4,656,179	JPMC	9/18/2019	(1,541)
USD	1,994,762	ILS	7,145,000	CITI	9/18/2019	(17,117)
USD	1,994,759	ILS	7,145,000	JPMC	9/18/2019	(17,119)
USD	718,371	INR	50,500,000	CITI**	9/18/2019	(6,301)
USD	718,370	INR	50,500,000	JPMC**	9/18/2019	(6,302)
USD	6,623,771	JPY	718,796,250	CITI	9/18/2019	(82,174)
USD	6,623,763	JPY	718,796,250	JPMC	9/18/2019	(82,182)
USD	6,145,027	KRW	7,267,760,016	CITI**	9/18/2019	(148,715)
USD	6,145,019	KRW	7,267,759,984	JPMC**	9/18/2019	(148,723)
USD	772,943	MXN	15,500,000	CITI	9/18/2019	(23,935)
USD	772,942	MXN	15,500,000	JPMC	9/18/2019	(23,936)
USD	9,209,474	NOK	80,098,995	CITI	9/18/2019	(200,913)
USD	9,209,464	NOK	80,099,005	JPMC	9/18/2019	(200,924)
USD	773,123	NZD	1,174,000	CITI	9/18/2019	(16,745)
USD	773,122	NZD	1,174,000	JPMC	9/18/2019	(16,746)
USD	396	PLN	1,512	CITI	9/18/2019	(10)
USD	390	PLN	1,488	JPMC	9/18/2019	(9)
USD	4,272,967	SEK	40,506,500	CITI	9/18/2019	(113,823)
USD	4,272,962	SEK	40,506,500	JPMC	9/18/2019	(113,828)
USD	497,195	SGD	682,504	CITI	9/18/2019	(7,851)
USD	497,188	SGD	682,496	JPMC	9/18/2019	(7,852)
USD	79,518	THB	2,535,500	CITI	9/18/2019	(3,315)
USD	79,518	THB	2,535,500	JPMC	9/18/2019	(3,315)
USD	1,591,288	TWD	50,000,008	CITI**	9/18/2019	(29,206)
USD	1,591,285	TWD	49,999,992	JPMC**	9/18/2019	(29,208)
USD	708,082	ZAR	10,442,992	CITI	9/18/2019	(25,987)
USD	708,082	ZAR	10,443,008	JPMC	9/18/2019	(25,988)

Total unrealized depreciation						(3,206,734)

Net unrealized depreciation						$(1,265,371)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at June 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 03/31/2020	$776,712	$205,033	$(1,804)	$203,229

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or AOISR plus or minus a specified spread (-0.10% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 04/13/2023 - 06/27/2024	$9,744,623	$424,110	$(17,119)	$406,991

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Australia
AGL Energy Ltd.	84,971	$1,194,987	$(8,352)	(2.1)%
Alumina Ltd.	42,256	69,361	(3,020)	(0.7)
Aurizon Holdings Ltd.	23,404	88,846	2,997	0.7
BlueScope Steel Ltd.	70,034	595,496	2,202	0.5
CIMIC Group Ltd.	1,374	43,206	923	0.2
Coca-Cola Amatil Ltd.	3,220	23,116	(85)	(0.0)
Crown Resorts Ltd.	5,334	46,622	(4,519)	(1.1)
Flight Centre Travel Group Ltd.	2,192	63,943	(18,886)	(4.6)
Fortescue Metals Group Ltd.	41,598	264,546	21,879	5.4
Harvey Norman Holdings Ltd.	130,043	372,128	46,614	11.5
Iluka Resources Ltd.	12,640	95,971	22,085	5.4
Newcrest Mining Ltd.	16,357	367,480	88,257	21.7
Santos Ltd.	32,370	161,609	32,415	8.0
South32 Ltd.	223,867	501,829	(54,457)	(13.4)
Star Entertainment Grp Ltd. (The)	8,075	23,381	558	0.1
Telstra Corp. Ltd.	337,877	913,655	203,576	50.0
Wesfarmers Ltd.	1,183	30,072	(558)	(0.1)
Woodside Petroleum Ltd.	1,094	28,060	584	0.1

Short Positions

Common Stock
Australia
AMP Ltd.	(467,845)	(697,877)	231,046	56.8
APA Group	(7,280)	(55,206)	(3,605)	(0.9)
Challenger Ltd.	(96,078)	(448,459)	185,224	45.5

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Australia (continued)
Commonwealth Bank of Australia	(429)	$(24,963)	$(172)	(0.0	) %
Domino’s Pizza Enterprises Ltd.	(1,832)	(48,416)	14,981	3.7
Insurance Australia Group Ltd.	(8,019)	(46,558)	(428)	(0.1)
Lendlease Group	(29,316)	(267,887)	(3,454)	(0.8)
Medibank Pvt Ltd.	(141,790)	(347,911)	(74,587)	(18.3)
National Australia Bank Ltd.	(1,640)	(30,806)	66	0.0
Oil Search Ltd.	(8,100)	(40,393)	1,474	0.4
Origin Energy Ltd.	(65,033)	(334,407)	(24,497)	(6.0)
Qantas Airways Ltd.	(20,978)	(79,609)	218	0.1
QBE Insurance Group Ltd.	(52,046)	(432,979)	(53,901)	(13.2)
Ramsay Health Care Ltd.	(803)	(40,767)	(93)	(0.0)
REA Group Ltd.	(399)	(26,954)	(20)	(0.0)
SEEK Ltd.	(32,642)	(485,853)	(59,534)	(14.6)
Sydney Airport	(5,789)	(32,705)	1,038	0.3
Treasury Wine Estates Ltd.	(29,876)	(313,773)	(5,561)	(1.4)
Westpac Banking Corp.	(3,179)	(63,358)	(229)	(0.1)
Woolworths Group Ltd.	(1,931)	(45,091)	(138)	(0.0)
WorleyParsons Ltd.	(3,918)	(40,729)	(2,097)	(0.5)

Ireland
James Hardie Industries plc	(72,592)	(955,614)	(113,834)	(28.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.35% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 07/09/2019 - 06/27/2024	$34,117,689	$(234,454)	$(44,505)	$(278,959)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
France
Air France-KLM	54,625	$524,841	$(25,456)	9.1%
AXA SA	60,666	1,593,193	178,830	(64.1)
CNP Assurances	14,152	321,227	(4,304)	1.5
Electricite de France SA	75,553	952,562	(250,855)	89.9
Engie SA	82,385	1,249,245	(12,199)	4.4
Eutelsat Communications SA	11,976	223,665	(23,583)	8.5
Peugeot SA	83,865	2,064,124	183,967	(65.9)
Renault SA	8,349	524,879	(255,116)	91.5
Sanofi	3,594	310,602	304	(0.1)
Suez	31,047	447,990	25,962	(9.3)
TOTAL SA	6,200	347,781	5,098	(1.8)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
Veolia Environnement SA	11,217	$273,138	$8,857	(3.2	) %

Germany
Allianz SE (Registered)	4,603	1,110,134	106,766	(38.3)
Daimler AG (Registered)	3,041	169,602	(30,422)	10.9
E.ON SE	212,407	2,304,641	96,949	(34.8)
Hannover Rueck SE	4,533	732,956	135,052	(48.4)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,798	701,340	58,796	(21.1)
Salzgitter AG	8,973	257,132	(79,965)	28.7
Volkswagen AG (Preference)	6,340	1,067,895	(16,946)	6.1

United Kingdom
Dialog Semiconductor plc	18,720	753,281	248,178	(89.0)

Short Positions

Common Stock
France
Accor SA	(14,260)	(612,074)	34,337	(12.3)
Airbus SE	(5,587)	(790,681)	(166,743)	59.8
Altran Technologies SA	(14,436)	(229,096)	(100,861)	36.2
Bollore SA	(59,810)	(263,907)	(1,505)	0.5
Edenred	(19,089)	(972,861)	(371,055)	133.0
EssilorLuxottica SA	(4,238)	(552,304)	(39,207)	14.1
Iliad SA	(7,863)	(882,995)	296,447	(106.3)
Imerys SA	(3,770)	(199,790)	(15,598)	5.6
Ingenico Group SA	(8,619)	(762,793)	(126,012)	45.2
JCDecaux SA	(5,879)	(178,023)	10,785	(3.9)
LVMH Moet Hennessy Louis Vuitton SE	(476)	(202,360)	(8,365)	3.0
Orpea	(3,191)	(384,905)	(36,431)	13.1
Remy Cointreau SA	(3,488)	(502,772)	(99,761)	35.8
SEB SA	(1,840)	(331,020)	(57,184)	20.5
Ubisoft Entertainment SA	(3,867)	(302,433)	17,753	(6.4)
Valeo SA	(21,529)	(700,897)	(70,179)	25.2
Vivendi SA	(12,238)	(335,844)	8,341	(3.0)
Worldline SA	(2,160)	(156,934)	(13,641)	4.9

Germany
CECONOMY AG	(45,822)	(280,130)	(64,754)	23.2
Continental AG	(1,543)	(224,690)	(5,435)	1.9
Delivery Hero SE	(14,137)	(641,712)	(94,566)	33.9
Deutsche Bank AG (Registered)	(196,133)	(1,512,394)	573,035	(205.4)
Deutsche Telekom AG (Registered)	(9,180)	(159,040)	1,126	(0.4)
GEA Group AG	(11,982)	(340,057)	24,678	(8.8)
Infineon Technologies AG	(13,422)	(238,505)	17,323	(6.2)
RWE AG	(22,336)	(551,154)	20,961	(7.5)
Telefonica Deutschland Holding AG	(98,371)	(275,128)	118,343	(42.4)
thyssenkrupp AG	(54,919)	(801,859)	(23,926)	8.6
United Internet AG (Registered)	(18,781)	(618,761)	140,944	(50.5)
Zalando SE	(23,204)	(1,027,396)	(321,310)	115.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.03% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 06/27/2024	$22,679,220	$(616,825)	$142,761	$(474,064)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Netherlands
Royal Dutch Shell plc	7,423	$242,269	$2,353	(0.5)%

Russia
Evraz plc	72,878	617,083	154,356	(32.6)

United Kingdom
Aggreko plc	29,649	297,660	10,287	(2.2)
Babcock International Group plc	40,180	233,896	(19,441)	4.1
Barratt Developments plc	100,119	728,565	81,204	(17.1)
Bellway plc	12,627	446,604	(14,559)	3.1
Berkeley Group Holdings plc	10,099	478,627	28,597	(6.0)
BT Group plc	307,204	768,112	(129,570)	27.3
Centrica plc	328,836	366,575	(207,250)	43.7
Dixons Carphone plc	105,586	146,761	(55,357)	11.7
Drax Group plc	70,986	234,467	(105,752)	22.3
GlaxoSmithKline plc	11,529	231,097	204	(0.0)
Greene King plc	29,365	230,324	51,924	(11.0)
Howden Joinery Group plc	36,540	235,162	21,189	(4.5)
Inmarsat plc	27,963	193,687	400	(0.1)
Legal & General Group plc	45,593	156,202	1,371	(0.3)
Lloyds Banking Group plc	209,768	150,660	(4,314)	0.9
Marks & Spencer Group plc	81,589	218,146	(33,407)	7.0
Micro Focus International plc	12,188	320,544	22,494	(4.7)
Moneysupermarket.com Group plc	52,555	275,312	74,776	(15.8)
National Grid plc	59,300	630,648	39,568	(8.3)
Next plc	2,021	141,524	(1,887)	0.4
Pennon Group plc	34,806	328,284	5,110	(1.1)
Persimmon plc	11,888	302,014	6,673	(1.4)
Royal Mail plc	136,539	367,875	(322,035)	67.9
Taylor Wimpey plc	199,178	399,681	12,238	(2.6)
United Utilities Group plc	72,828	724,922	(6,738)	1.4

Short Positions

Common Stock
Australia
Rio Tinto plc	(5,136)	(317,883)	(23,308)	4.9

Chile
Antofagasta plc	(36,108)	(426,512)	(48,804)	10.3

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
South Africa
Old Mutual Ltd.	(207,953)	$(310,959)	$77,860	(16.4	) %

Switzerland
Glencore plc	(78,894)	(273,046)	(8,472)	1.8

United Arab Emirates
NMC Health plc	(32,671)	(999,593)	192,509	(40.6)

United Kingdom
British American Tobacco plc	(9,432)	(329,327)	15,769	(3.3)
Capita plc	(216,502)	(290,307)	75,663	(16.0)
easyJet plc	(22,702)	(274,864)	(11,101)	2.3
GVC Holdings plc	(18,576)	(153,984)	(10,947)	2.3
Hargreaves Lansdown plc	(19,254)	(470,437)	2,458	(0.5)
Hiscox Ltd.	(13,276)	(285,237)	(12,973)	2.7
Informa plc	(28,573)	(303,013)	(54,840)	11.6
Melrose Industries plc	(613,864)	(1,411,127)	28,175	(5.9)
Mondi plc	(15,360)	(349,596)	(22,716)	4.8
Prudential plc	(26,613)	(580,988)	(44,061)	9.3
Rentokil Initial plc	(104,214)	(526,144)	(89,740)	18.9
Rolls-Royce Holdings plc	(20,219)	(215,998)	16,961	(3.6)
RSA Insurance Group plc	(61,323)	(449,409)	(20,479)	4.3
St James’s Place plc	(15,618)	(218,065)	(13,318)	2.8
Standard Chartered plc	(29,764)	(270,015)	(19,868)	4.2
Standard Life Aberdeen plc	(100,161)	(374,758)	(28,609)	6.0
Tesco plc	(90,023)	(259,507)	5,513	(1.2)
Weir Group plc (The)	(10,076)	(198,259)	(2,334)	0.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.45% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity ranging from 04/13/2023 - 06/13/2024	$9,037,027	$(180,510)	$597	$(179,913)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Hong Kong
CK Asset Holdings Ltd.	16,000	$125,345	$1,162	(0.6)%
CK Hutchison Holdings Ltd.	51,500	507,983	(47,499)	26.4
CLP Holdings Ltd.	56,500	622,619	9,042	(5.0)
Henderson Land Development Co. Ltd.	123,190	679,187	46,484	(25.8)
Hong Kong & China Gas Co. Ltd.	77,930	172,763	23,741	(13.2)
Kerry Properties Ltd.	34,000	142,818	16,267	(9.0)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Hong Kong (continued)
Li & Fung Ltd.	158,000	$27,567	$(7,795)	4.3%
Lifestyle International Holdings Ltd.	51,500	75,341	(24,433)	13.6
Melco International Development Ltd.	12,000	26,553	(1,143)	0.6
New World Development Co. Ltd.	306,000	478,636	11,224	(6.2)
NWS Holdings Ltd.	48,000	98,725	268	(0.1)
Sino Land Co. Ltd.	30,000	50,312	(4,184)	2.3
Sun Hung Kai Properties Ltd.	7,500	127,238	17,944	(10.0)
Swire Properties Ltd.	82,800	334,737	31,611	(17.6)
WH Group Ltd.	603,500	612,186	32,914	(18.3)
Yue Yuen Industrial Holdings Ltd.	79,500	218,054	(11,208)	6.2

Macau
SJM Holdings Ltd.	152,000	172,844	27,071	(15.0)

Short Positions

Common Stock
China
Minth Group Ltd.	(62,000)	(167,211)	58,293	(32.4)

Hong Kong
AIA Group Ltd.	(185,400)	(2,002,117)	(396,533)	220.4
ASM Pacific Technology Ltd.	(40,500)	(415,222)	17,273	(9.6)
Hang Lung Properties Ltd.	(24,000)	(57,096)	(339)	0.2
HK Electric Investments & HK Electric Investments Ltd.	(143,000)	(146,420)	(1,341)	0.7
HKT Trust & HKT Ltd.	(62,000)	(98,420)	(1,359)	0.8
MTR Corp. Ltd.	(11,000)	(74,094)	(5,169)	2.9
Power Assets Holdings Ltd.	(78,000)	(561,136)	(19,991)	11.1
Techtronic Industries Co. Ltd.	(40,500)	(310,264)	(67,545)	37.5
Vitasoy International Holdings Ltd.	(14,000)	(67,326)	7,502	(4.2)
Wharf Holdings Ltd. (The)	(55,000)	(145,769)	6,994	(3.9)
Wharf Real Estate Investment Co. Ltd.	(20,000)	(140,948)	2,334	(1.3)
Xinyi Glass Holdings Ltd.	(28,000)	(29,413)	109	(0.1)

Macau
Galaxy Entertainment Group Ltd.	(4,000)	(26,908)	(1,702)	0.9
MGM China Holdings Ltd.	(73,600)	(125,032)	(2,360)	1.3

United States
Samsonite International SA	(85,500)	(196,743)	101,858	(56.6)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.12% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	50-61 months maturity ranging from 04/12/2023 - 06/27/2024	$258,201,059	$(1,905,328)	$(496,364)	$(2,401,692)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
United States
Amgen, Inc.	5,740	$1,057,767	$(76,098)	3.2%
Assured Guaranty Ltd.	27,739	1,167,257	120,635	(5.0)
Athene Holding Ltd.	36,305	1,563,293	(77,032)	3.2
Biogen, Inc.	5,048	1,180,576	(349,890)	14.6
Booking Holdings, Inc.	571	1,070,459	5,549	(0.2)
Boston Beer Co., Inc. (The)	2,689	1,015,797	417,711	(17.4)
Cadence Design Systems, Inc.	14,351	1,016,194	469,978	(19.6)
Cerner Corp.	26,181	1,919,067	211,376	(8.8)
Charles River Laboratories International, Inc.	15,187	2,155,035	398,996	(16.6)
Cisco Systems, Inc.	28,965	1,585,254	163,092	(6.8)
Deckers Outdoor Corp.	7,585	1,334,732	465,263	(19.4)
Everest Re Group Ltd.	4,222	1,043,594	114,526	(4.8)
HCA Healthcare, Inc.	7,618	1,029,725	23,021	(1.0)
Huntington Ingalls Industries, Inc.	7,309	1,642,625	(200,096)	8.3
j2 Global, Inc.	12,798	1,137,614	160,897	(6.7)
Merck & Co., Inc.	13,510	1,132,814	103,092	(4.3)
Microsoft Corp.	7,982	1,069,269	159,963	(6.7)
Pfizer, Inc.	25,810	1,118,089	12,911	(0.5)
PulteGroup, Inc.	44,068	1,393,430	233,962	(9.7)
Robert Half International, Inc.	22,213	1,266,363	(181,750)	7.6
Spirit AeroSystems Holdings, Inc.	13,256	1,078,641	(36,364)	1.5
Tech Data Corp.	13,157	1,376,222	338,584	(14.1)
Thermo Fisher Scientific, Inc.	4,391	1,289,549	110,799	(4.6)
Veeva Systems, Inc.	11,361	1,841,732	282,629	(11.8)
Verizon Communications, Inc.	23,953	1,368,435	76	(0.0)
Viacom, Inc.	51,549	1,539,769	64,067	(2.7)

Short Positions

Common Stock
Panama
Copa Holdings SA	(13,039)	(1,272,215)	(192,354)	8.0

United States
Aptiv plc	(13,011)	(1,051,679)	(173,383)	7.2
Cheniere Energy, Inc.	(21,067)	(1,442,036)	(159,690)	6.6
Crown Holdings, Inc.	(22,572)	(1,379,149)	(425,648)	17.7

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

United States (continued)
FedEx Corp.	(9,054)	$(1,486,576)	$60,511	(2.5	) %
Floor & Decor Holdings, Inc.	(27,596)	(1,156,272)	(324,653)	13.5
Freeport-McMoRan, Inc.	(91,130)	(1,058,019)	24,376	(1.0)
Kraft Heinz Co. (The)	(34,389)	(1,067,435)	88,048	(3.7)
Martin Marietta Materials, Inc.	(7,661)	(1,762,873)	(321,882)	13.4
Netflix, Inc.	(3,707)	(1,361,655)	(24,495)	1.0
Newell Brands, Inc.	(84,392)	(1,301,325)	96,511	(4.0)
News Corp.	(90,316)	(1,218,363)	(75,675)	3.2
NiSource, Inc.	(47,606)	(1,371,053)	(106,641)	4.4
ONEOK, Inc.	(21,358)	(1,469,644)	(172,298)	7.2
Pure Storage, Inc.	(81,298)	(1,241,420)	217,179	(9.0)
Schlumberger Ltd.	(26,584)	(1,056,448)	34,951	(1.5)
Sealed Air Corp.	(47,098)	(2,014,852)	(283,083)	11.8
Targa Resources Corp.	(43,465)	(1,706,436)	134,009	(5.6)
Tesla, Inc.	(8,619)	(1,926,002)	186,333	(7.8)
United Parcel Service, Inc.	(16,196)	(1,672,561)	(80,549)	3.4
Vulcan Materials Co.	(11,326)	(1,555,173)	(309,613)	12.9
Williams Cos., Inc. (The)	(48,878)	(1,370,539)	(204,826)	8.5
XPO Logistics, Inc.	(18,506)	(1,069,832)	7,629	(0.3)
Zayo Group Holdings, Inc.	(49,196)	(1,619,040)	3,915	(0.2)

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$3,656,074	$3,656,074

CITI
Investment Companies	2,403,851	—	2,403,851

GSCO
Cash	—	2,752,645	2,752,645

GSIN
U.S. Treasury Bills	29,324,603	—	29,324,603

JPMC
Investment Companies	3,316,037	—	3,316,037

JPMS
Cash	—	4,190,920	4,190,920

MSCL
Cash	—	1,621,210	1,621,210

MSCS
Cash	(30,000)	—	(30,000)
U.S. Treasury Bills	3,565,987	—	3,565,987

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$920,804	$—	$920,804

GSCO
Cash	—	467,942	467,942

GSIN
Investment Companies	140,619	—	140,619

JPPC
Cash	—	875,378	875,378

MSCL
Cash	—	2,369,584	2,369,584

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 48.5%

Australia - 1.5%
Aurizon Holdings Ltd. (2)	1,033	$3,921
BHP Group Ltd. (2)	446	12,965
BHP Group plc (2)	2,024	51,763
CIMIC Group Ltd. (2)	518	16,289
Dexus, REIT (2)	458	4,178
Goodman Group, REIT (2)	1,206	12,747
Rio Tinto plc (2)	720	44,563
Santos Ltd. (2)	1,256	6,271
Scentre Group, REIT (2)	1,888	5,095
South32 Ltd. (2)	10,842	24,304
Wesfarmers Ltd. (2)	91	2,313

		184,409

Belgium - 0.1%
Ageas (2)	56	2,914
Telenet Group Holding NV (2)	139	7,746

		10,660

Canada - 1.1%
Alimentation Couche-Tard, Inc., Class B	362	22,781
Canadian National Railway Co.	140	12,957
Canopy Growth Corp. *	175	7,065
CGI, Inc. *	285	21,911
Constellation Software, Inc.	27	25,446
Cronos Group, Inc. *	499	8,006
Empire Co. Ltd., Class A	243	6,120
Magna International, Inc.	212	10,549
Manulife Financial Corp.	98	1,781
Open Text Corp.	307	12,669
RioCan REIT, REIT	122	2,421
Toronto-Dominion Bank (The)	50	2,922

		134,628

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd. (2)	37,800	42,826

Denmark - 0.5%
Novo Nordisk A/S, Class B (2)	814	41,576
Pandora A/S (2)	417	14,837

		56,413

Finland - 0.6%
Neste OYJ (2)	1,833	62,318
Orion OYJ, Class B (2)	190	6,967

		69,285

France - 1.4%
AXA SA (2)	1,391	36,530
BNP Paribas SA (2)	156	7,395
Cie de Saint-Gobain (2)	309	12,066
CNP Assurances (2)	469	10,646
Dassault Aviation SA (2)	4	5,751
Electricite de France SA (2)	397	5,005
Hermes International (2)	21	15,139
Kering SA (2)	51	30,101
Klepierre SA, REIT (2)	79	2,647
Peugeot SA (2)	460	11,322
Schneider Electric SE (2)	137	12,396

INVESTMENTS	SHARES	VALUE
France - 1.4% (continued)
Unibail-Rodamco-Westfield, REIT (2)	110	$16,479

		165,477

Germany - 1.9%
adidas AG (2)	31	9,590
Allianz SE (Registered) (2)	247	59,571
E.ON SE (2)	3,762	40,818
HOCHTIEF AG (2)	53	6,454
KION Group AG (2)	325	20,553
SAP SE (2)	349	47,845
Siemens AG (Registered) (2)	172	20,478
Wirecard AG (2)	146	24,647

		229,956

Hong Kong - 1.0%
CK Asset Holdings Ltd. (2)	3,000	23,502
Henderson Land Development Co. Ltd. (2)	3,100	17,091
Hong Kong Exchanges & Clearing Ltd. (2)	200	7,068
Hysan Development Co. Ltd. (2)	1,000	5,167
Kerry Properties Ltd. (2)	1,500	6,301
Link REIT, REIT (2)	500	6,153
New World Development Co. Ltd. (2)	3,000	4,693
Sun Hung Kai Properties Ltd. (2)	500	8,483
Swire Properties Ltd. (2)	4,800	19,405
WH Group Ltd. (2)(a)	21,000	21,302

		119,165

Italy - 0.7%
Enel SpA (2)	6,497	45,321
Leonardo SpA (2)	2,241	28,431
Moncler SpA (2)	339	14,530

		88,282

Japan - 3.4%
Alfresa Holdings Corp. (2)	200	4,946
Amada Holdings Co. Ltd. (2)	200	2,261
Astellas Pharma, Inc. (2)	1,700	24,226
Bandai Namco Holdings, Inc. (2)	100	4,852
Hitachi High-Technologies Corp. (2)	200	10,282
Hitachi Ltd. (2)	700	25,755
IHI Corp. (2)	300	7,253
ITOCHU Corp. (2)	500	9,579
Japan Airlines Co. Ltd. (2)	400	12,766
Japan Retail Fund Investment Corp., REIT (2)	1	2,023
JTEKT Corp. (2)	500	6,080
Kamigumi Co. Ltd. (2)	500	11,857
Marubeni Corp. (2)	1,100	7,302
MINEBEA MITSUMI, Inc. (2)	200	3,408
Mitsubishi Corp. (2)	800	21,140
Mitsubishi Heavy Industries Ltd. (2)	100	4,361
Mitsubishi UFJ Financial Group, Inc. (2)	4,800	22,862
MS&AD Insurance Group Holdings, Inc. (2)	100	3,179
Nikon Corp. (2)	1,100	15,642
Nippon Telegraph & Telephone Corp. (2)	400	18,636
Nitto Denko Corp. (2)	100	4,950
Olympus Corp. (2)	1,700	18,919
SG Holdings Co. Ltd. (2)	100	2,843
Shinsei Bank Ltd. (2)	400	6,225
SoftBank Group Corp. (2)	200	9,633
Sony Corp. (2)	700	36,784

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE
Japan - 3.4% (continued)
Sumitomo Corp. (2)	800	$12,150
Sumitomo Heavy Industries Ltd. (2)	300	10,364
Sumitomo Mitsui Financial Group, Inc. (2)	600	21,267
Suzuken Co. Ltd. (2)	100	5,876
Taiheiyo Cement Corp. (2)	200	6,072
THK Co. Ltd. (2)	500	12,027
Tokio Marine Holdings, Inc. (2)	400	20,070
Tokyo Electric Power Co. Holdings, Inc. (2)*	1,900	9,924
Tosoh Corp. (2)	200	2,821
Toyo Seikan Group Holdings Ltd. (2)	500	9,941
Toyota Tsusho Corp. (2)	100	3,038

		411,314

Netherlands - 1.0%
Adyen NV (2)*(a)	18	13,885
ING Groep NV (2)	533	6,174
Koninklijke Ahold Delhaize NV (2)	3,090	69,370
Koninklijke Philips NV (2)	327	14,217
Royal Dutch Shell plc, Class B (2)	505	16,547
Wolters Kluwer NV (2)	64	4,656

		124,849

Russia - 0.1%
Evraz plc (2)	1,727	14,623

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	12,800	25,172

South Africa - 0.2%
Anglo American plc (2)	761	21,741

Spain - 0.4%
ACS Actividades de Construccion y Servicios SA (2)	66	2,641
Banco Bilbao Vizcaya Argentaria SA (2)	5,982	33,366
Endesa SA (2)	333	8,565
Iberdrola SA (2)	264	2,628

		47,200

Sweden - 0.8%
Sandvik AB (2)	1,355	24,900
Skanska AB, Class B (2)	263	4,752
Swedish Match AB (2)	333	14,079
Telefonaktiebolaget LM Ericsson, Class B (2)	4,834	45,882
Volvo AB, Class B (2)	421	6,690

		96,303

Switzerland - 2.1%
Adecco Group AG (Registered) (2)	482	28,967
Coca-Cola HBC AG (2)*	473	17,868
Novartis AG (Registered) (2)	110	10,042
Roche Holding AG (2)	335	94,198
Sonova Holding AG (Registered) (2)	151	34,367
Swiss Life Holding AG (Registered) (2)	60	29,747
Zurich Insurance Group AG (2)	121	42,102

		257,291

United Kingdom - 1.0%
Aviva plc (2)	3,823	20,248
Barclays plc (2)	4,901	9,322

INVESTMENTS	SHARES	VALUE
United Kingdom - 1.0% (continued)
Barratt Developments plc (2)	1,823	$13,266
Berkeley Group Holdings plc (2)	183	8,673
Burberry Group plc (2)	78	1,849
CNH Industrial NV (2)	1,376	14,135
Direct Line Insurance Group plc (2)	3,292	13,877
GlaxoSmithKline plc (2)	662	13,270
International Consolidated Airlines Group SA (2)	66	400
Legal & General Group plc (2)	989	3,388
Meggitt plc (2)	265	1,766
Next plc (2)	56	3,922
Persimmon plc (2)	70	1,778
RELX plc (2)	269	6,524
Unilever plc (2)	171	10,615

		123,033

United States - 30.1%
3M Co.	16	2,773
AbbVie, Inc.	235	17,089
Adobe, Inc. *	272	80,145
AES Corp.	2,413	40,442
Aflac, Inc.	61	3,343
Akamai Technologies, Inc. *	204	16,349
Alexion Pharmaceuticals, Inc. *	149	19,516
Allstate Corp. (The)	404	41,083
Alphabet, Inc., Class A *	39	42,229
Alphabet, Inc., Class C *	42	45,398
Altria Group, Inc.	501	23,722
Amazon.com, Inc. *	60	113,618
American Electric Power Co., Inc.	76	6,689
American Tower Corp., REIT	48	9,814
Annaly Capital Management, Inc., REIT	1,264	11,540
Anthem, Inc.	103	29,068
Apple, Inc.	702	138,940
Applied Materials, Inc.	1,268	56,946
Arch Capital Group Ltd. *	48	1,780
Autodesk, Inc. *	99	16,127
AutoZone, Inc. *	15	16,492
AvalonBay Communities, Inc., REIT	11	2,235
Bausch Health Cos., Inc. *	292	7,367
Berkshire Hathaway, Inc., Class B *	174	37,092
Best Buy Co., Inc.	418	29,147
Biogen, Inc. *	306	71,564
Boeing Co. (The)	155	56,422
Boston Scientific Corp. *	112	4,814
Bristol-Myers Squibb Co.	769	34,874
Cadence Design Systems, Inc. *	462	32,714
Caterpillar, Inc.	93	12,675
CDW Corp.	156	17,316
Celgene Corp. *	100	9,244
Chipotle Mexican Grill, Inc. *	37	27,117
Cigna Corp.	11	1,733
Cisco Systems, Inc.	814	44,550
Citigroup, Inc.	192	13,446
Colgate-Palmolive Co.	182	13,044
Comcast Corp., Class A	1,251	52,892
CoStar Group, Inc. *	27	14,960
Crown Castle International Corp., REIT	37	4,823
CSX Corp.	25	1,934

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE
United States - 30.1% (continued)
Cummins, Inc.	156	$26,729
Darden Restaurants, Inc.	199	24,224
Delta Air Lines, Inc.	329	18,671
Digital Realty Trust, Inc., REIT	23	2,709
Discover Financial Services	326	25,294
DXC Technology Co.	33	1,820
Eaton Corp. plc	364	30,314
Edwards Lifesciences Corp. *	34	6,281
Electronic Arts, Inc. *	184	18,632
Eli Lilly & Co.	381	42,211
EPAM Systems, Inc. *	34	5,885
Equinix, Inc., REIT	4	2,017
Equity Residential, REIT	23	1,746
Exelon Corp.	1,475	70,712
F5 Networks, Inc. *	110	16,019
Facebook, Inc., Class A *	547	105,571
First Data Corp., Class A *	74	2,003
Fortinet, Inc. *	269	20,667
Gilead Sciences, Inc.	373	25,200
H&R Block, Inc.	372	10,900
HCA Healthcare, Inc.	22	2,974
HollyFrontier Corp.	55	2,545
Home Depot, Inc. (The)	274	56,984
Honeywell International, Inc.	75	13,094
HP, Inc.	1,656	34,428
Humana, Inc.	25	6,633
Huntington Ingalls Industries, Inc.	25	5,619
IAC/InterActiveCorp *	74	16,097
Incyte Corp. *	181	15,378
Ingersoll-Rand plc	43	5,447
Intel Corp.	679	32,504
International Business Machines Corp.	253	34,889
Intuit, Inc.	207	54,095
Johnson & Johnson	384	53,484
JPMorgan Chase & Co.	25	2,795
Keysight Technologies, Inc. *	121	10,867
Kimberly-Clark Corp.	68	9,063
Laboratory Corp. of America Holdings *	48	8,299
Lam Research Corp.	96	18,033
Las Vegas Sands Corp.	312	18,436
Lockheed Martin Corp.	27	9,816
Lowe’s Cos., Inc.	76	7,669
Lululemon Athletica, Inc. *	73	13,155
LyondellBasell Industries NV, Class A	112	9,647
ManpowerGroup, Inc.	499	48,203
Masco Corp.	268	10,516
Mastercard, Inc., Class A	226	59,784
McKesson Corp.	237	31,850
Medtronic plc	183	17,822
Merck & Co., Inc.	799	66,996
MetLife, Inc.	363	18,030
Micron Technology, Inc. *	452	17,443
Microsoft Corp.	1,667	223,310
Monster Beverage Corp. *	597	38,107
Mylan NV *	1,437	27,360
NetApp, Inc.	28	1,728
NIKE, Inc., Class B	770	64,642
Oracle Corp.	420	23,927
O’Reilly Automotive, Inc. *	24	8,864

INVESTMENTS	SHARES	VALUE
United States - 30.1% (continued)
PepsiCo, Inc.	105	$13,769
Pfizer, Inc.	934	40,461
Philip Morris International, Inc.	458	35,967
Pinnacle West Capital Corp.	114	10,726
PNC Financial Services Group, Inc. (The)	50	6,864
Procter & Gamble Co. (The)	382	41,886
Progressive Corp. (The)	146	11,670
Prologis, Inc., REIT	140	11,214
Public Service Enterprise Group, Inc.	267	15,705
Public Storage, REIT	22	5,240
PVH Corp.	70	6,625
QUALCOMM, Inc.	25	1,902
Ralph Lauren Corp.	81	9,201
Raytheon Co.	40	6,955
Regeneron Pharmaceuticals, Inc. *	11	3,443
Ross Stores, Inc.	20	1,982
S&P Global, Inc.	34	7,745
SBA Communications Corp., REIT *	8	1,799
Seagate Technology plc	179	8,434
ServiceNow, Inc. *	68	18,671
Simon Property Group, Inc., REIT	80	12,781
Southwest Airlines Co.	1,084	55,046
Spirit AeroSystems Holdings, Inc., Class A	174	14,158
Starbucks Corp.	123	10,311
Symantec Corp.	848	18,452
Synchrony Financial	2,566	88,963
Texas Instruments, Inc.	241	27,657
Thermo Fisher Scientific, Inc.	70	20,558
TJX Cos., Inc. (The)	388	20,517
Tractor Supply Co.	104	11,315
TripAdvisor, Inc. *	38	1,759
Tyson Foods, Inc., Class A	392	31,650
Ulta Beauty, Inc. *	6	2,081
United Technologies Corp.	14	1,823
UnitedHealth Group, Inc.	71	17,325
Veeva Systems, Inc., Class A *	211	34,205
Ventas, Inc., REIT	45	3,076
VeriSign, Inc. *	83	17,360
Verizon Communications, Inc.	378	21,595
Walmart, Inc.	502	55,466
Walt Disney Co. (The)	48	6,703
Waste Management, Inc.	68	7,845
Wells Fargo & Co.	952	45,049
Welltower, Inc., REIT	23	1,875
Xerox Corp.	400	14,164
Xilinx, Inc.	84	9,905

		3,593,102

TOTAL COMMON STOCKS (Cost $5,271,475)		5,815,729

	NO. OF RIGHTS

RIGHTS - 0.0% (b)
Spain - 0.0% (b)
ACS Actividades de Construccion y Servicios SA, expiring 7/8/2019 (2)* (Cost $110)	66	104

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 42.9%
INVESTMENT COMPANIES - 42.9%
Limited Purpose Cash Investment Fund, 2.36% (c)
(Cost $5,147,216)	5,147,714	$5,148,743

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.4% (Cost $10,418,801)		10,964,576

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.6% (d)		1,028,543

NET ASSETS - 100.0%		$11,993,119

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$346,891	2.9%
Consumer Discretionary	648,427	5.4
Consumer Staples	424,807	3.6
Energy	87,681	0.7
Financials	675,348	5.6
Health Care	899,426	7.5
Industrials	772,256	6.5
Information Technology	1,305,361	10.9
Materials	203,388	1.7
Real Estate	195,713	1.6
Utilities	256,535	2.1
Short-Term Investments	5,148,743	42.9

Total Investments In Securities At Value	10,964,576	91.4
Other Assets in Excess of Liabilities (d)	1,028,543	8.6

Net Assets	$11,993,119	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $35,187, which represents approximately 0.29% of net assets of the fund.

(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2019.
(d)	Includes appreciation/(depreciation) on futures contracts and written options contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Written Call Option Contracts (Premium Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	2	EUR	(69,474)	EUR	3,375.00	8/16/2019	$(2,895)
EURO STOXX 50 Index	JPMS	1	EUR	(34,737)	EUR	3,400.00	7/19/2019	(1,028)
EURO STOXX 50 Index	JPMS	1	EUR	(34,737)	EUR	3,450.00	7/19/2019	(611)
FTSE 100 Index	JPMS	1	GBP	(74,256)	GBP	7,325.00	7/19/2019	(1,848)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,865.00	8/16/2019	(10,774)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,895.00	8/16/2019	(17,689)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,920.00	8/16/2019	(6,977)
U.S. Treasury 10 Year Note	JPMS	2	USD	(200,000)	USD	126.00	7/26/2019	(4,094)
U.S. Treasury 10 Year Note	JPMS	2	USD	(200,000)	USD	126.50	7/26/2019	(3,218)
U.S. Treasury 10 Year Note	JPMS	1	USD	(100,000)	USD	126.50	8/23/2019	(1,781)
U.S. Treasury 10 Year Note	JPMS	1	USD	(100,000)	USD	127.00	7/26/2019	(1,219)
U.S. Treasury 10 Year Note	JPMS	3	USD	(300,000)	USD	127.00	8/23/2019	(4,266)
U.S. Treasury 10 Year Note	JPMS	1	USD	(100,000)	USD	127.50	7/26/2019	(891)
U.S. Treasury 10 Year Note	JPMS	4	USD	(400,000)	USD	128.00	7/26/2019	(2,438)
U.S. Treasury 10 Year Note	JPMS	6	USD	(600,000)	USD	128.00	8/23/2019	(5,157)
U.S. Treasury 10 Year Note	JPMS	3	USD	(300,000)	USD	128.50	7/26/2019	(1,219)
U.S. Treasury 10 Year Note	JPMS	3	USD	(300,000)	USD	128.50	8/23/2019	(1,969)
U.S. Treasury 10 Year Note	JPMS	2	USD	(200,000)	USD	129.00	7/26/2019	(531)
U.S. Treasury 10 Year Note	JPMS	4	USD	(400,000)	USD	129.00	8/23/2019	(1,938)

								$(70,543)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

Written Put Option Contracts (Premium Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	3	EUR	(104,211)	EUR	3,175.00	8/16/2019	$(321)
EURO STOXX 50 Index	JPMS	1	EUR	(34,737)	EUR	3,200.00	8/16/2019	(124)
EURO STOXX 50 Index	JPMS	2	EUR	(69,474)	EUR	3,225.00	8/16/2019	(289)
EURO STOXX 50 Index	JPMS	3	EUR	(104,211)	EUR	3,275.00	8/16/2019	(594)
EURO STOXX 50 Index	JPMS	1	EUR	(34,737)	EUR	3,300.00	7/19/2019	(71)
EURO STOXX 50 Index	JPMS	1	EUR	(34,737)	EUR	3,300.00	8/16/2019	(234)
EURO STOXX 50 Index	JPMS	3	EUR	(104,211)	EUR	3,325.00	7/19/2019	(273)
EURO STOXX 50 Index	JPMS	1	EUR	(34,737)	EUR	3,325.00	8/16/2019	(276)
EURO STOXX 50 Index	JPMS	3	EUR	(104,211)	EUR	3,350.00	7/19/2019	(355)
EURO STOXX 50 Index	JPMS	1	EUR	(34,737)	EUR	3,350.00	8/16/2019	(326)
EURO STOXX 50 Index	JPMS	3	EUR	(104,211)	EUR	3,375.00	7/19/2019	(467)
EURO STOXX 50 Index	JPMS	2	EUR	(69,474)	EUR	3,400.00	7/19/2019	(409)
FTSE 100 Index	JPMS	1	GBP	(74,256)	GBP	7,125.00	7/19/2019	(127)
FTSE 100 Index	JPMS	2	GBP	(148,513)	GBP	7,175.00	7/19/2019	(330)
FTSE 100 Index	JPMS	3	GBP	(222,769)	GBP	7,250.00	7/19/2019	(743)
FTSE 100 Index	JPMS	1	GBP	(74,256)	GBP	7,350.00	7/19/2019	(464)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,125.00	7/12/2019	(306)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,375.00	7/12/2019	(445)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	20,750.00	7/12/2019	(863)
Nikkei 225 Index	JPMS	1	JPY	(21,275,920)	JPY	21,125.00	7/12/2019	(1,809)
Russell 2000 Index	JPMS	2	USD	(313,314)	USD	1,450.00	7/19/2019	(542)
Russell 2000 Index	JPMS	1	USD	(156,657)	USD	1,510.00	7/19/2019	(842)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,725.00	8/16/2019	(1,345)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,765.00	8/16/2019	(3,720)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,770.00	7/19/2019	(615)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,775.00	7/19/2019	(595)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,775.00	8/16/2019	(1,730)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,800.00	7/19/2019	(700)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,810.00	7/19/2019	(1,055)
S&P 500 Index	JPMS	2	USD	(588,352)	USD	2,810.00	8/16/2019	(5,070)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,835.00	7/19/2019	(1,125)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,850.00	8/16/2019	(3,115)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,855.00	7/19/2019	(1,604)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,865.00	7/19/2019	(1,840)
S&P 500 Index	JPMS	1	USD	(294,176)	USD	2,880.00	7/19/2019	(1,835)
U.S. Treasury 10 Year Note	JPMS	2	USD	(200,000)	USD	125.50	8/23/2019	(281)
U.S. Treasury 10 Year Note	JPMS	4	USD	(400,000)	USD	126.00	8/23/2019	(875)
U.S. Treasury 10 Year Note	JPMS	4	USD	(400,000)	USD	126.50	7/26/2019	(563)
U.S. Treasury 10 Year Note	JPMS	7	USD	(700,000)	USD	126.50	8/23/2019	(2,188)
U.S. Treasury 10 Year Note	JPMS	1	USD	(100,000)	USD	127.00	7/26/2019	(250)
U.S. Treasury 10 Year Note	JPMS	3	USD	(300,000)	USD	127.00	8/23/2019	(1,359)
U.S. Treasury 10 Year Note	JPMS	3	USD	(300,000)	USD	127.50	7/26/2019	(1,265)
U.S. Treasury 10 Year Note	JPMS	2	USD	(200,000)	USD	128.00	7/26/2019	(1,281)
U.S. Treasury 10 Year Note	JPMS	2	USD	(200,000)	USD	128.00	8/23/2019	(1,781)

								(44,402)

Total Written Option Contracts (Premium Style) (Premiums Received ($137,380))								$(114,945)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

Written Call Option Contracts (Futures Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund July Futures	JPMS	3	EUR	(300,000)	EUR	170.00	7/26/2019	$(6,932)
Euro-Bund July Futures	JPMS	5	EUR	(500,000)	EUR	170.50	7/26/2019	(9,882)
Euro-Bund July Futures	JPMS	2	EUR	(200,000)	EUR	173.50	7/26/2019	(26)
Euro-Bund July Futures	JPMS	2	EUR	(200,000)	EUR	174.00	7/26/2019	(25)
Euro-Bund August Futures	JPMS	1	EUR	(100,000)	EUR	171.50	8/23/2019	(900)
Euro-Bund August Futures	JPMS	2	EUR	(200,000)	EUR	172.00	8/23/2019	(1,620)
Euro-Bund August Futures	JPMS	1	EUR	(100,000)	EUR	173.00	8/23/2019	(81)
Euro-Bund August Futures	JPMS	2	EUR	(200,000)	EUR	173.50	8/23/2019	(94)
Euro-Bund August Futures	JPMS	2	EUR	(200,000)	EUR	174.00	8/23/2019	(71)

								$(19,631)

Written Put Option Contracts (Futures Style) as of June 30, 2019:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS		NOTIONAL AMOUNT		EXERCISE PRICE	EXPIRATION DATE	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Euro-Bund July Futures	JPMS	2	EUR	(200,000)	EUR	171.50	7/26/2019	$295
Euro-Bund July Futures	JPMS	1	EUR	(100,000)	EUR	172.00	7/26/2019	137
Euro-Bund July Futures	JPMS	1	EUR	(100,000)	EUR	172.50	7/26/2019	317
Euro-Bund July Futures	JPMS	1	EUR	(100,000)	EUR	173.00	7/26/2019	172
Euro-Bund August Futures	JPMS	2	EUR	(200,000)	EUR	170.00	8/23/2019	317
Euro-Bund August Futures	JPMS	4	EUR	(400,000)	EUR	171.50	8/23/2019	935
Euro-Bund August Futures	JPMS	4	EUR	(400,000)	EUR	172.00	8/23/2019	$322
Euro-Bund August Futures	JPMS	1	EUR	(100,000)	EUR	172.50	8/23/2019	193
Euro-Bund August Futures	JPMS	1	EUR	(100,000)	EUR	173.00	8/23/2019	126

								2,814

Total Written Option Contracts (Futures Style)								$(16,817)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Euro-Bund	3	9/2019	EUR	$589,268	$9,237
MSCI EAFE E-Mini Index	2	9/2019	USD	192,330	5,317
U.S. Treasury 10 Year Note	6	9/2019	USD	767,813	22,568

					37,122

Short Contracts
EURO STOXX 50 Index	(2)	9/2019	EUR	(78,824)	(478)
FTSE 100 Index	(1)	9/2019	GBP	(93,583)	(109)
Nikkei 225 Index	(1)	9/2019	JPY	(197,190)	(2,306)
Russell 2000 E-Mini Index	(1)	9/2019	USD	(78,355)	(1,467)

					(4,360)

					$32,762

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
JPMS
Cash	$—	$94,235	$94,235

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

Schedule of Investments	June 30, 2019 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

The following reference rates, and their values as of period-end, are used for security descriptions:

Australian Bank-Bill Swap Reference Rate (“BBR”): 1.22%

Australian Overnight Indexed Swap Rate (“AOISR”): 1.20%

Bank of Japan Estimate Unsecured Overnight Call Rate: -0.08%

Brazilian Interbank Certificate of Deposit (“CDI”): 6.40%

Canadian Dollar Offered Rate (“CDOR”): 1.96%

Copenhagen Interbank Offered Rate (“CIBOR”): -0.43%

EUR/USD 1 Week Forward FX Swap Rate: -0.40%

Euro Interbank Offered Rate (“EURIBOR”): -0.39%

Euro Overnight Index Average (“EONIA”): -0.36%

Federal Funds Floating Rate: 2.40%

GBP/USD 1 Week Forward FX Swap Rate: 4.50%

HKD/USD 1 Month Forward FX Swap Rate: 2.53%

Hong Kong Interbank Offered Rate (“HIBOR”): 2.53%

Hong Kong Overnight Index Average (“HONIX”): 2.92%

Johannesburg Interbank Agreed Rate (“JIBAR”): 6.91%

JPY/USD 1 Week Forward Swap Rate: -0.12%

London Interbank Offered Rate (“LIBOR”): 2.40%

Mexico Equilibrium Interbank Interest Rate: 8.49%

Norway Interbank Offered Rate: 1.37%

Overnight Bank Funding Rate: 2.38%

Rand Overnight Deposit Rate: 6.59%

Reserve Bank of Australia Cash Rate (“RBACR”): 1.25%

Singapore Swap Offered Rate (“SOR”): 1.80%

Sterling Overnight Index Average (“SONIA”): 0.71%

Stockholm Interbank Offered Rate (“STIBOR”): -0.15%

Swiss Average Rate Overnight (“SARON”): -0.74%

Tokyo Overnight Average Rate (“TONAR”): -0.09%

Warsaw Interbank Offered Rate: 1.54%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Assets and Liabilities	June 30, 2019 (Unaudited)

	AQR ALTERNATIVE RISK PREMIA FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$613,912,992	$599,388,508	$561,684,024	$25,030,616
Investments in securities of affiliated issuers, at cost	—	—	99,827,395	—

Investments in securities of unaffiliated issuers, at value	$640,555,117	$595,503,408	$590,151,675	$25,048,524
Investments in securities of affiliated issuers, at value	—	—	99,879,110	—
Cash	946,408	3,454,979	14,776	—
Cash denominated in foreign currencies‡	1,855,717	502,282	1,249,910	223,626
Unrealized appreciation on forward foreign currency exchange contracts	4,168,009	100,824	466,910	556,535
Unrealized appreciation on OTC swaps	50,782	2,514,044	—	41,311
Deposits for securities sold short	—	58,317,559	—	—
Deposits for written options contracts (premium-style)	7,714,330	—	—	—
Due from broker	1,404,047	252,733	—	27,741
Deposits with brokers for centrally cleared swaps (unamortized upfront payments (receipts), $—, $(750,796), $— and $662,863, respectively)	—	422,159	—	671,642
Deposits with brokers for futures and futures-style options contracts	20,149,253	2,102,115	1,040	2,295,196
Variation margin on centrally cleared swaps	—	—	—	4,809
Variation margin on futures and futures-style options contracts	650,430	27,550	—	66,620
Receivables:
Securities sold	988,577	25,874,506	7,525,512	89,813
Foreign tax reclaims	163,874	44,777	1,361,204	—
Dividends and interest	722,144	2,240,984	561,208	24,284
Capital shares sold	413,495	504,328	102,165	379
Prepaid expenses	51,651	40,071	61,743	36,329

Total Assets	679,833,834	691,902,319	701,375,253	29,086,809

LIABILITIES:
Securities sold short, at value (proceeds $330,977,682, $150,533,794, $155,322,853 and $—, respectively)	313,720,345	167,999,923	141,383,442	—
Written option contracts (premium-style), at value (premiums $1,536,775, $—, $— and $—, respectively)	1,357,101	—	—	—
Due to broker	—	1,938,591	—	35,984
Unrealized depreciation on forward foreign currency exchange contracts	6,076,802	190,797	1,379,568	691,413
Unrealized depreciation on OTC swaps	111,430	6,144,194	61,075,929	46,161
Variation margin on centrally cleared swaps	—	17,512	—	—
Variation margin on futures and futures-style options contracts	89,943	218,013	—	11,523
Payables:
Securities purchased	975,201	27,210,896	7,449,249	89,838
Accrued investment advisory fees	330,543	355,890	448,693	10,865
Accrued distribution fees—Class N	2,362	12,454	4,355	293
Accrued Trustee fees	—	—	487	19
Capital shares redeemed	868,978	2,593,803	1,438,035	4,059
Dividends and interest payable on securities sold short	415,522	337,830	147,909	—
Other accrued expenses and liabilities	76,935	224,230	280,438	84,924

Total Liabilities	324,025,162	207,244,133	213,608,105	975,079
Commitments and contingent liabilities*

Net Assets	$355,808,672	$484,658,186	$487,767,148	$28,111,730

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$365,624,917	$811,215,919	$531,599,609	$29,664,598
Total distributable earnings (loss)	(9,816,245)	(326,557,733)	(43,832,461)	(1,552,868)

Net Assets	$355,808,672	$484,658,186	$487,767,148	$28,111,730

NET ASSETS:
Class I	$244,398,190	$409,041,920	$406,178,263	$15,161,706
Class N	11,674,070	60,627,466	20,479,840	1,302,519
Class R6	99,736,412	14,988,800	61,109,045	11,647,505

SHARES OUTSTANDING:
Class I	26,300,752	44,272,750	41,237,645	1,615,837
Class N	1,260,636	6,563,626	2,094,483	140,639
Class R6	10,707,795	1,625,025	6,196,140	1,240,254

NET ASSET VALUE:
Class I	$9.29	$9.24	$9.85	$9.38
Class N	$9.26	$9.24	$9.78	$9.26
Class R6	$9.31	$9.22	$9.86	$9.39

‡ Cash denominated in foreign currencies at cost	$1,850,624	$542,901	$1,248,351	$221,508

*	AQR Diversified Arbitrage Fund, see Note 4 in the Notes to Financial Statements for additional information.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Assets and Liabilities	June 30, 2019 (Unaudited)

	AQR LONG-SHORT EQUITY FUND	AQR MULTI- ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)**	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$1,531,351,418	$215,616,117	$619,140,135	$228,934,917
Investments in securities of affiliated issuers, at cost	353,137,864	—	166,355,670	—

Investments in securities of unaffiliated issuers, at value	$1,607,324,318	$219,523,965	$678,571,336	$229,048,942
Investments in securities of affiliated issuers, at value	353,280,437	—	166,427,618	—
Cash	972,626	16,624	6,111,124	144
Cash denominated in foreign currencies‡	6,245,081	1,034,755	2,567,867	—
Unrealized appreciation on forward foreign currency exchange contracts	4,128,314	2,104,851	16,447,286	—
Unrealized appreciation on OTC swaps	1,858,475	433,857	4,392,145	4,432,190
Deposits for securities sold short	—	—	14,408,064	—
Deposits for written options contracts (premium-style)	—	—	72,072	—
Due from broker	140,691,379	680,209	19,741,827	4,746,276
Deposits with brokers for centrally cleared swaps (unamortized upfront payments (receipts), $—, $—, $(2,970,548) and $—, respectively)	—	—	1,216,942	—
Deposits with brokers for futures and futures-style options contracts	12,913,080	4,821,225	19,532,251	18,282,246
Variation margin on futures and futures-style options contracts	4,470,833	374,941	2,200,069	54,639
Receivables:
Securities sold	42,932,885	651,422	7,296,277	—
Foreign tax reclaims	1,349,949	44,103	132,582	—
Dividends and interest	1,458,099	258,004	2,502,090	235,589
Capital shares sold	841,052	126,635	369,082	32,465
Prepaid expenses	64,851	32,069	63,630	31,437

Total Assets	2,178,531,379	230,102,660	942,052,262	256,863,928

LIABILITIES:
Securities sold short, at value (proceeds $584,732,590, $23,023,233, $195,441,619 and $—, respectively)	565,322,833	23,098,610	248,706,091	—
Written option contracts (premium-style), at value (premiums $—, $—, $756,425 and $—, respectively)	—	—	674,617	—
Reverse repurchase agreements, at value	—	20,463,679	—	—
Due to broker	1,220,000	247,081	1,315,954	—
Unrealized depreciation on forward foreign currency exchange contracts	1,576,268	2,176,291	18,616,649	—
Unrealized depreciation on OTC swaps	113,470,701	619,795	55,453,172	5,606,369
Deposits from brokers for futures and futures-style options contracts	—	35,397	—	—
Variation margin on centrally cleared swaps	—	—	47,611	—
Variation margin on futures and futures-style options contracts	—	256,166	81,437	1,845,842
Payables:
Securities purchased	42,933,016	652,968	5,221,010	—
Accrued investment advisory fees	1,394,627	91,545	941,167	137,159
Accrued distribution fees—Class N	13,514	2,592	4,053	2,849
Accrued Trustee fees	—	—	1,517	—
Capital shares redeemed	10,813,714	85,625	2,384,356	55,996
Dividends and interest payable on securities sold short	559,785	36,785	769,021	—
Other accrued expenses and liabilities	680,215	401,319	304,651	119,261

Total Liabilities	737,984,673	48,167,853	334,521,306	7,767,476

Net Assets	$1,440,546,706	$181,934,807	$607,530,956	$249,096,452

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,686,124,739	$181,576,647	$1,039,858,881	$245,645,265
Total distributable earnings (loss)	(245,578,033)	358,160	(432,327,925)	3,451,187

Net Assets	$1,440,546,706	$181,934,807	$607,530,956	$249,096,452

NET ASSETS:
Class I	$1,274,643,153	$165,344,039	$384,874,107	$105,063,259
Class N	61,225,866	12,872,438	15,026,504	14,354,870
Class R6	104,677,687	3,718,330	207,630,345	129,678,323

SHARES OUTSTANDING:
Class I	118,086,215	17,050,209	52,468,243	17,536,130
Class N	5,733,280	1,332,743	2,068,055	2,429,189
Class R6	9,668,768	383,478	28,243,110	21,579,444

NET ASSET VALUE:
Class I	$10.79	$9.70	$7.34	$5.99
Class N	$10.68	$9.66	$7.27	$5.91
Class R6	$10.83	$9.70	$7.35	$6.01

‡ Cash denominated in foreign currencies at cost	$6,242,353	$1,032,371	$2,548,822	$—

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Assets and Liabilities	June 30, 2019 (Unaudited)

	AQR RISK PARITY II HV FUND**	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE LV FUND**

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$32,172,198	$104,949,619	$2,729,578,027	$162,937,823
Investments in securities of affiliated issuers, at cost	—	—	945,752,767	193,918,271

Investments in securities of unaffiliated issuers, at value	$32,336,376	$105,209,506	$2,805,447,016	$168,160,154
Investments in securities of affiliated issuers, at value	—	—	946,149,911	193,981,623
Cash	—	166,144	16,887,841	28,616
Cash denominated in foreign currencies‡	89,710	268,069	23,538,583	1,948,923
Unrealized appreciation on forward foreign currency exchange contracts	74,037	11,517	37,644,628	1,941,363
Unrealized appreciation on OTC swaps	43,029	298,467	36,126,239	993,093
Due from broker	5,509	19,537	3,111,889	20,813
Deposits with brokers for futures and futures-style options contracts	2,255,286	3,908,921	173,277,379	15,107,029
Variation margin on futures and futures-style options contracts	129,156	317,587	14,368,990	441,708
Receivables:
Securities sold	43,813	94,484	367,655	1,089,190
Foreign tax reclaims	—	—	2,145,415	155,401
Dividends and interest	43,926	140,338	3,374,737	473,076
Capital shares sold	2,629	—	1,627,423	5,821
Prepaid expenses	24,963	25,396	128,440	46,873

Total Assets	35,048,434	110,459,966	4,064,196,146	384,393,683

LIABILITIES:
Securities sold short, at value (proceeds $—, $—, $1,082,287,334 and $68,712,926, respectively)	—	—	1,071,050,164	68,508,555
Reverse repurchase agreements, at value	4,766,116	—	—	—
Due to custodian	14,363	—	—	—
Due to broker	117,533	86,912	2,123,711	81,905
Unrealized depreciation on forward foreign currency exchange contracts	137,456	165,353	57,904,232	3,206,734
Unrealized depreciation on OTC swaps	1,566	157,407	80,590,677	3,398,773
Deposits from brokers for futures and futures-style options contracts	—	19,890	—	—
Variation margin on futures and futures-style options contracts	116,216	241,856	2,323,312	303,016
Payables:
Securities purchased	43,843	94,550	—	902,400
Accrued investment advisory fees	4,446	50,771	3,160,443	148,589
Accrued distribution fees—Class N	892	510	14,789	2,047
Accrued Trustee fees	—	—	—	431
Capital shares redeemed	98,938	5,110	10,557,440	75,187
Dividends and interest payable on securities sold short	—	—	1,113,848	75,352
Interest payable for reverse repurchase agreements	6,007	—	—	—
Other accrued expenses and liabilities	82,278	89,848	134,709	125,250

Total Liabilities	5,389,654	912,207	1,228,973,325	76,828,239

Net Assets	$29,658,780	$109,547,759	$2,835,222,821	$307,565,444

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$27,158,287	$101,678,103	$3,446,562,341	$325,145,048
Total distributable earnings (loss)	2,500,493	7,869,656	(611,339,520)	(17,579,604)

Net Assets	$29,658,780	$109,547,759	$2,835,222,821	$307,565,444

NET ASSETS:
Class I	$24,302,330	$106,263,708	$1,486,437,398	$250,690,025
Class N	4,468,308	2,538,490	68,184,665	9,701,559
Class R6	888,142	745,561	1,280,600,758	47,173,860

SHARES OUTSTANDING:
Class I	2,701,812	10,906,922	173,965,608	25,558,469
Class N	497,151	262,485	8,001,776	995,698
Class R6	98,746	76,505	149,580,450	4,801,006

NET ASSET VALUE:
Class I	$8.99	$9.74	$8.54	$9.81
Class N	$8.99	$9.67	$8.52	$9.74
Class R6	$8.99	$9.75	$8.56	$9.83

‡ Cash denominated in foreign currencies at cost	$89,807	$267,606	$23,500,026	$1,940,529

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Assets and Liabilities	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$10,418,801

Investments in securities of unaffiliated issuers, at value	$10,964,576
Cash	972,827
Cash denominated in foreign currencies‡	55,801
Deposits with brokers for futures and futures-style options contracts	111,746
Receivables:
Securities sold	30,038
Foreign tax reclaims	4,085
Dividends and interest	15,849
Due from Investment Adviser	13,670
Prepaid expenses	42,393

Total Assets	12,210,985

LIABILITIES:
Written option contracts (premium-style), at value (premiums $137,380)	114,945
Variation margin on futures and futures-style options contracts	1,566
Payables:
Securities purchased	30,059
Accrued distribution fees—Class N	208
Accrued Trustee fees	802
Other accrued expenses and liabilities	70,286

Total Liabilities	217,866

Net Assets	$11,993,119

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$11,681,180
Total distributable earnings (loss)	311,939

Net Assets	$11,993,119

NET ASSETS:
Class I	$1,572,405
Class N	1,024,689
Class R6	9,396,025

SHARES OUTSTANDING:
Class I	153,366
Class N	100,126
Class R6	916,760

NET ASSET VALUE:
Class I	$10.25
Class N	$10.23
Class R6	$10.25

‡ Cash denominated in foreign currencies at cost	$55,544

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Operations	June 30, 2019 (Unaudited)

	AQR ALTERNATIVE RISK PREMIA FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$7,414,043	$2,477,892	$7,095,734	$155,250
Affiliated issuers	—	—	5,898,884	—
Interest income:
Unaffiliated issuers	1,066,351	4,126,699	4,153,790	239,164

Total Income	8,480,394	6,604,591	17,148,408	394,414

EXPENSES:
Investment advisory fees	2,190,637	2,196,597	4,948,252	222,927
Custody fees	16,522	43,274	13,607	11,782
Administration & accounting fees	70,766	87,121	186,222	14,659
Legal fees	3,376	7,397	18,448	117
Audit & tax fees	52,842	67,040	60,666	50,814
Shareholder reporting fees	30,171	37,204	81,481	3,700
Transfer agent fees	135,143	219,596	298,171	20,691
Trustee fees	11,573	13,187	26,585	3,846
Distribution fees—Class N	14,436	76,836	182,218	5,969
Dividends and interest on securities sold short (Note 4)	4,104,549	1,448,978	4,748,431	—
Interest expense	2,137	47,921	—	48
Registration fees	53,783	31,982	61,575	28,224
Pricing fee	1,859	80,445	11,679	—
Other expenses	10,568	12,701	29,034	4,191

Total Expenses	6,698,362	4,370,279	10,666,369	366,968

Less fee waivers and/or reimbursements	(72,865)	(165,994)	(54,466)	(107,551)

Net Expenses	6,625,497	4,204,285	10,611,903	259,417

Net Investment Income (Loss)	1,854,897	2,400,306	6,536,505	134,997

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(14,266,047)	14,159,316	18,960,979	(12,680)
Transactions in investment securities of affiliated issuers	—	—	79,431	—
Settlement of foreign currency and foreign currency transactions	(47,398)	636,107	(64,698)	(15,916)
Settlement of forward foreign currency contracts	(57,814)	142,757	2,997,547	(303,254)
Expiration or closing of futures and futures-style options contracts	14,755,891	(6,415,770)	2,004,948	543,840
Closed short positions in securities	(20,706,372)	(4,343,172)	15,231,818	—
Expiration or closing of swap contracts	2,263,771	(509,747)	(34,244,235)	(357,100)
Expiration or closing of written option contracts (premium-style)	1,691,099	—	—	—

Net realized gain (loss)	(16,366,870)	3,669,491	4,965,790	(145,110)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	43,564,595	38,810,844	15,802,976	11,440
Investment securities of affiliated issuers	—	(1,257,110)	(75,281)	—
Foreign currency and foreign currency transactions	23,747	8,247	(410,157)	(13,525)
Forward foreign currency exchange contracts	2,985,348	(175,269)	(577,491)	795,455
Futures and futures-style options contracts	992,300	(1,891,651)	—	98,628
Short positions in securities	(33,471,347)	(24,092,036)	(59,400,028)	—
Swap contracts	813,230	6,141,880	(46,540,119)	237,196
Written option contracts	687,716	—	—	—

Net change in unrealized appreciation (depreciation)	15,595,589	17,544,905	(91,200,100)	1,129,194

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(771,281)	21,214,396	(86,234,310)	984,084

Net increase (decrease) in net assets resulting from operations	$1,083,616	$23,614,702	$(79,697,805)	$1,119,081

† Net of foreign taxes withheld of	$425,034	$3,481	$1,199,698	$1,008

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Operations	June 30, 2019 (Unaudited)

	AQR LONG-SHORT EQUITY FUND	AQR MULTI- ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)**	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$11,762,164	$2,182,487	$6,826,820	$1,458,945
Affiliated issuers	5,494,323	—	4,398,805	—
Interest income:
Unaffiliated issuers	11,769,301	1,016,458	4,950,202	1,324,426
Interfund lending income	164	—	—	—

Total Income	29,025,952	3,198,945	16,175,827	2,783,371

EXPENSES:
Investment advisory fees	10,132,975	795,268	9,748,473	1,008,352
Custody fees	52,675	21,247	34,418	13,158
Administration & accounting fees	382,599	49,920	228,319	54,438
Legal fees	45,656	10,146	31,781	2,282
Audit & tax fees	48,513	54,789	52,258	66,250
Shareholder reporting fees	143,441	20,442	107,989	21,773
Transfer agent fees	642,815	92,686	366,424	60,316
Trustee fees	49,158	8,303	31,656	9,023
Distribution fees—Class N	115,049	15,686	243,530	19,354
Dividends and interest on securities sold short and reverse repurchase agreements (Note 4)	6,899,780	580,214	3,013,963	—
Interest expense	—	3,078	38,634	80
Registration fees	70,842	42,978	54,779	45,558
Pricing fee	13,539	1,993	23,347	—
Other expenses	57,224	8,794	36,720	9,093

Total Expenses	18,654,266	1,705,544	14,012,291	1,309,677

Less fee waivers and/or reimbursements	(15,081)	(117,713)	(139,765)	(100,663)

Net Expenses	18,639,185	1,587,831	13,872,526	1,209,014

Net Investment Income (Loss)	10,386,767	1,611,114	2,303,301	1,574,357

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	5,941,472	101,257	63,944,684	2,915
Transactions in investment securities of affiliated issuers	38,346	—	115,949	—
Settlement of foreign currency and foreign currency transactions	228,114	(680)	33,069	—
Settlement of forward foreign currency contracts	(4,357,923)	2,801,093	11,994,923	—
Expiration or closing of futures and futures-style options contracts	94,890,602	13,685,507	(18,833,008)	894,271
Closed short positions in securities	3,264,799	(1,856,913)	(60,726,504)	—
Expiration or closing of swap contracts	(127,863,890)	1,028,758	(59,144,077)	(4,281,315)
Expiration or closing of written option contracts (premium-style)	—	—	1,448,707	—

Net realized gain (loss)	(27,858,480)	15,759,022	(61,166,257)	(3,384,129)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	120,133,840	6,993,046	34,749,763	84,618
Investment securities of affiliated issuers	81,731	—	(65,396)	—
Foreign currency and foreign currency transactions	(773,608)	(302,149)	172,163	—
Forward foreign currency exchange contracts	1,465,437	(421,935)	13,116,200	—
Futures and futures-style options contracts	51,133,617	3,353,960	423,558	17,841,851
Short positions in securities	(146,911,175)	(75,377)	(26,426,760)	—
Swap contracts	(25,830,994)	2,264,425	(22,629,208)	(629,732)
Written option contracts	—	—	404,197	—

Net change in unrealized appreciation (depreciation)	(701,152)	11,811,970	(255,483)	17,296,737

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(28,559,632)	27,570,992	(61,421,740)	13,912,608

Net increase (decrease) in net assets resulting from operations	$(18,172,865)	$29,182,106	$(59,118,439)	$15,486,965

† Net of foreign taxes withheld of	$725,541	$151,889	$129,021	$6,051

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Operations	June 30, 2019 (Unaudited)

	AQR RISK PARITY II HV FUND**	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$116,180	$398,200	$27,780,508	$2,131,706
Affiliated issuers	—	—	11,083,328	1,958,868
Interest income:
Unaffiliated issuers	250,578	671,084	8,126,123	1,203,827

Total Income	366,758	1,069,284	46,989,959	5,294,401

EXPENSES:
Investment advisory fees	134,523	328,161	21,525,379	1,125,570
Custody fees	11,254	10,626	39,250	10,609
Administration & accounting fees	12,206	22,124	612,587	72,516
Legal fees	125	233	49,917	4,576
Audit & tax fees	55,647	49,810	64,263	57,636
Shareholder reporting fees	2,034	5,790	261,846	32,139
Transfer agent fees	17,333	51,873	791,354	119,573
Trustee fees	3,625	4,892	79,697	11,720
Distribution fees—Class N	5,291	2,996	99,516	19,901
Dividends and interest on securities sold short and reverse repurchase agreements (Note 4)	85,537	—	13,459,567	819,881
Interest expense	269	102	1,357,706	4,832
Registration fees	26,634	26,449	93,518	42,098
Pricing fee	—	—	13,365	12,061
Other expenses	3,861	4,917	80,503	12,520

Total Expenses	358,339	507,973	38,528,468	2,345,632

Less fee waivers and/or reimbursements	(109,216)	(88,226)	(462,078)	(85,858)

Net Expenses	249,123	419,747	38,066,390	2,259,774

Net Investment Income (Loss)	117,635	649,537	8,923,569	3,034,627

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(21,774)	16,899	(89,317,577)	(981,691)
Transactions in investment securities of affiliated issuers	—	—	78,019	3,709
Settlement of foreign currency and foreign currency transactions	(2,257)	(14,469)	(1,118,125)	16,160
Settlement of forward foreign currency contracts	197,096	471,235	36,637,406	2,182,453
Expiration or closing of futures and futures-style options contracts	3,536,986	6,356,955	62,643,669	3,032,841
Closed short positions in securities	—	—	(38,598,994)	(168,451)
Expiration or closing of swap contracts	268,384	185,896	(4,224,907)	(5,194,288)

Net realized gain (loss)	3,978,435	7,016,516	(33,900,509)	(1,109,267)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	484,916	930,447	272,623,721	6,302,669
Investment securities of affiliated issuers	—	—	189,410	33,364
Foreign currency and foreign currency transactions	4,854	11,857	621,208	45,067
Forward foreign currency exchange contracts	(60,700)	(141,289)	25,837,496	1,805,478
Futures and futures-style options contracts	1,364,904	3,213,989	(8,241,462)	219,674
Short positions in securities	—	—	(259,833,232)	(10,001,072)
Swap contracts	25,052	202,351	(166,000,095)	(6,499,206)

Net change in unrealized appreciation (depreciation)	1,819,026	4,217,355	(134,802,954)	(8,094,026)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	5,797,461	11,233,871	(168,703,463)	(9,203,293)

Net increase (decrease) in net assets resulting from operations	$5,915,096	$11,883,408	$(159,779,894)	$(6,168,666)

† Net of foreign taxes withheld of	$1,006	$2,817	$1,484,425	$237,489

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Operations	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND
FOR THE SIX MONTHS ENDED JUNE 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$140,685

Total Income	140,685

EXPENSES:
Investment advisory fees	31,696
Custody fees	1,827
Administration & accounting fees	6,640
Legal fees	3,000
Audit & tax fees	42,197
Shareholder reporting fees	1,392
Transfer agent fees	8,439
Trustee fees	3,242
Offering costs	26,952
Distribution fees—Class N	1,250
Registration fees	27,823
Other expenses	3,621

Total Expenses	158,079

Less fee waivers and/or reimbursements	(118,811)

Net Expenses	39,268

Net Investment Income (Loss)	101,417

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(321,318)
Settlement of foreign currency and foreign currency transactions	1,733
Expiration or closing of futures and futures-style options contracts	(134,996)
Expiration or closing of written option contracts (premium-style)	231,531

Net realized gain (loss)	(223,050)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	925,682
Foreign currency and foreign currency transactions	428
Futures and futures-style options contracts	(52,874)
Written option contracts	56,409

Net change in unrealized appreciation (depreciation)	929,645

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	706,595

Net increase (decrease) in net assets resulting from operations	$808,012

† Net of foreign taxes withheld of	$6,201

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR ALTERNATIVE RISK PREMIA FUND		AQR DIVERSIFIED ARBITRAGE FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

OPERATIONS:
Net investment income (loss)	$1,854,897	$27,287	$2,400,306	$2,872,418
Net realized gain (loss)	(16,366,870)	(43,584,880)	3,669,491	42,193,673
Net change in unrealized appreciation (depreciation)	15,595,589	30,038,179	17,544,905	(35,092,047)
Net increase (decrease) in net assets resulting from operations	1,083,616	(13,519,414)	23,614,702	9,974,044

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(197,523)	—	(21,292,398)
Class N	—	(7,379)	—	(4,193,660)
Class R6	—	(86,658)	—	(871,174)
Total distributions	—	(291,560)	—	(26,357,232)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	106,577,392	469,503,958	135,480,882	133,439,029
Reinvestment of distributions	—	197,507	—	13,354,400
Cost of shares redeemed	(123,760,198)	(226,403,359)	(65,132,928)	(201,260,502)

Net increase (decrease) from capital transactions	(17,182,806)	243,298,106	70,347,954	(54,467,073)

CLASS N
Proceeds from shares sold	4,052,219	13,543,561	4,760,436	20,304,675
Reinvestment of distributions	—	7,379	—	4,179,442
Cost of shares redeemed	(3,877,660)	(3,304,248)	(13,687,933)	(32,515,274)

Net increase (decrease) from capital transactions	174,559	10,246,692	(8,927,497)	(8,031,157)

CLASS R6
Proceeds from shares sold	39,096,962	143,810,607	3,925,648	11,477,232
Reinvestment of distributions	—	71,249	—	489,696
Cost of shares redeemed	(38,787,562)	(90,399,580)	(3,359,236)	(6,190,750)

Net increase (decrease) from capital transactions	309,400	53,482,276	566,412	5,776,178

Net increase (decrease) in net assets resulting from capital transactions	(16,698,847)	307,027,074	61,986,869	(56,722,052)
Total increase (decrease) in net assets	(15,615,231)	293,216,100	85,601,571	(73,105,240)

NET ASSETS:
Beginning of period	371,423,903	78,207,803	399,056,615	472,161,855

End of period	$355,808,672	$371,423,903	$484,658,186	$399,056,615

The accompanying notes are an integral part of these financial statements.	(continued on p. 245)

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR ALTERNATIVE RISK PREMIA FUND		AQR DIVERSIFIED ARBITRAGE FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	28,218,036	2,682,282	36,459,796	42,440,083
Shares sold	11,408,809	49,682,754	15,050,506	14,381,039
Shares issued on reinvestment of distributions	—	21,237	—	1,522,737
Shares redeemed	(13,326,093)	(24,168,237)	(7,237,552)	(21,884,063)

Shares outstanding, end of period	26,300,752	28,218,036	44,272,750	36,459,796

CLASS N
Shares outstanding, beginning of period	1,242,488	153,729	7,561,487	8,415,812
Shares sold	432,996	1,436,820	528,857	2,195,480
Shares issued on reinvestment of distributions	—	795	—	476,018
Shares redeemed	(414,848)	(348,856)	(1,526,718)	(3,525,823)

Shares outstanding, end of period	1,260,636	1,242,488	6,563,626	7,561,487

CLASS R6
Shares outstanding, beginning of period	10,679,328	4,972,362	1,563,194	924,895
Shares sold	4,196,415	15,254,295	436,348	1,255,278
Shares issued on reinvestment of distributions	—	7,645	—	55,965
Shares redeemed	(4,167,948)	(9,554,974)	(374,517)	(672,944)

Shares outstanding, end of period	10,707,795	10,679,328	1,625,025	1,563,194

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR EQUITY MARKET NEUTRAL FUND		AQR GLOBAL MACRO FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

OPERATIONS:
Net investment income (loss)	$6,536,505	$5,603,109	$134,997	$103,508
Net realized gain (loss)	4,965,790	(191,517,375)	(145,110)	2,613,397
Net change in unrealized appreciation (depreciation)	(91,200,100)	(85,648,629)	1,129,194	(1,680,724)
Net increase (decrease) in net assets resulting from operations	(79,697,805)	(271,562,895)	1,119,081	1,036,181

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(3,514,719)	—	(938,655)
Class N	—	(1,041,810)	—	(986,322)
Class R6	—	(1,017,912)	—	(460,233)
Total distributions	—	(5,574,441)	—	(2,385,210)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	160,815,679	683,095,837	9,855,298	29,356,686
Reinvestment of distributions	—	2,641,777	—	936,110
Cost of shares redeemed	(407,806,557)	(1,335,331,827)	(15,546,789)	(18,886,754)

Net increase (decrease) from capital transactions	(246,990,878)	(649,594,213)	(5,691,491)	11,406,042

CLASS N
Proceeds from shares sold	22,608,161	106,888,936	626,368	29,248,233
Reinvestment of distributions	—	1,041,355	—	986,322
Cost of shares redeemed	(198,352,271)	(216,570,707)	(16,508,710)	(14,299,996)

Net increase (decrease) from capital transactions	(175,744,110)	(108,640,416)	(15,882,342)	15,934,559

CLASS R6
Proceeds from shares sold	9,859,034	135,403,341	—	49,551
Reinvestment of distributions	—	919,463	—	459,833
Cost of shares redeemed	(143,584,893)	(214,060,186)	(810,728)	(3,185,048)

Net increase (decrease) from capital transactions	(133,725,859)	(77,737,382)	(810,728)	(2,675,664)

Net increase (decrease) in net assets resulting from capital transactions	(556,460,847)	(835,972,011)	(22,384,561)	24,664,937
Total increase (decrease) in net assets	(636,158,652)	(1,113,109,347)	(21,265,480)	23,315,908

NET ASSETS:
Beginning of period	1,123,925,800	2,237,035,147	49,377,210	26,061,302

End of period	$487,767,148	$1,123,925,800	$28,111,730	$49,377,210

The accompanying notes are an integral part of these financial statements.	(continued on p. 247)

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR EQUITY MARKET NEUTRAL FUND		AQR GLOBAL MACRO FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	65,873,312	126,740,391	2,227,724	1,051,631
Shares sold	15,207,208	58,626,776	1,074,214	3,084,850
Shares issued on reinvestment of distributions	—	247,821	—	102,084
Shares redeemed	(39,842,875)	(119,741,676)	(1,686,101)	(2,010,841)

Shares outstanding, end of period	41,237,645	65,873,312	1,615,837	2,227,724

CLASS N
Shares outstanding, beginning of period	19,566,477	29,297,507	1,903,036	334,118
Shares sold	2,155,928	9,239,426	69,575	3,017,567
Shares issued on reinvestment of distributions	—	98,241	—	108,866
Shares redeemed	(19,627,922)	(19,068,697)	(1,831,972)	(1,557,515)

Shares outstanding, end of period	2,094,483	19,566,477	140,639	1,903,036

CLASS R6
Shares outstanding, beginning of period	19,134,890	26,681,122	1,329,111	1,597,192
Shares sold	943,103	11,197,870	—	5,248
Shares issued on reinvestment of distributions	—	86,173	—	50,145
Shares redeemed	(13,881,853)	(18,830,275)	(88,857)	(323,474)

Shares outstanding, end of period	6,196,140	19,134,890	1,240,254	1,329,111

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR LONG-SHORT EQUITY FUND		AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

OPERATIONS:
Net investment income (loss)	$10,386,767	$13,156,459	$1,611,114	$3,831,386
Net realized gain (loss)	(27,858,480)	(459,823,744)	15,759,022	(16,828,064)
Net change in unrealized appreciation (depreciation)	(701,152)	(428,306,953)	11,811,970	(15,343,053)
Net increase (decrease) in net assets resulting from operations	(18,172,865)	(874,974,238)	29,182,106	(28,339,731)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(110,914,912)	—	(15,136,783)
Class N	—	(7,317,725)	—	(848,775)
Class R6	—	(13,197,027)	—	(1,726,240)
Total distributions	—	(131,429,664)	—	(17,711,798)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	451,965,180	1,661,241,345	14,379,698	83,151,316
Reinvestment of distributions	—	79,782,800	—	14,317,789
Cost of shares redeemed	(857,359,386)	(3,387,400,801)	(92,700,309)	(255,486,888)

Net increase (decrease) from capital transactions	(405,394,206)	(1,646,376,656)	(78,320,611)	(158,017,783)

CLASS N
Proceeds from shares sold	14,879,205	123,395,387	409,945	5,543,736
Reinvestment of distributions	—	7,230,423	—	848,775
Cost of shares redeemed	(70,537,351)	(344,172,803)	(1,471,887)	(8,771,264)

Net increase (decrease) from capital transactions	(55,658,146)	(213,546,993)	(1,061,942)	(2,378,753)

CLASS R6
Proceeds from shares sold	7,046,297	308,186,315	309,220	420,039
Reinvestment of distributions	—	8,033,877	—	1,726,240
Cost of shares redeemed	(108,364,562)	(924,512,139)	(22,808,433)	(13,791,557)

Net increase (decrease) from capital transactions	(101,318,265)	(608,291,947)	(22,499,213)	(11,645,278)

Net increase (decrease) in net assets resulting from capital transactions	(562,370,617)	(2,468,215,596)	(101,881,766)	(172,041,814)
Total increase (decrease) in net assets	(580,543,482)	(3,474,619,498)	(72,699,660)	(218,093,343)

NET ASSETS:
Beginning of period	2,021,090,188	5,495,709,686	254,634,467	472,727,810

End of period	$1,440,546,706	$2,021,090,188	$181,934,807	$254,634,467

The accompanying notes are an integral part of these financial statements.	(continued on p. 249)

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR LONG-SHORT EQUITY FUND		AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	155,099,515	298,568,829	25,535,240	42,326,766
Shares sold	40,545,416	124,006,619	1,577,857	8,664,776
Shares issued on reinvestment of distributions	—	7,332,952	—	1,684,446
Shares redeemed	(77,558,716)	(274,808,885)	(10,062,888)	(27,140,748)

Shares outstanding, end of period	118,086,215	155,099,515	17,050,209	25,535,240

CLASS N
Shares outstanding, beginning of period	10,817,989	27,927,412	1,449,019	1,701,531
Shares sold	1,355,799	9,163,590	44,772	585,761
Shares issued on reinvestment of distributions	—	670,726	—	100,091
Shares redeemed	(6,440,508)	(26,943,739)	(161,048)	(938,364)

Shares outstanding, end of period	5,733,280	10,817,989	1,332,743	1,449,019

CLASS R6
Shares outstanding, beginning of period	18,792,779	69,452,664	2,928,896	4,096,425
Shares sold	632,467	22,146,443	33,632	46,099
Shares issued on reinvestment of distributions	—	736,377	—	203,087
Shares redeemed	(9,756,478)	(73,542,705)	(2,579,050)	(1,416,715)

Shares outstanding, end of period	9,668,768	18,792,779	383,478	2,928,896

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR MULTI-STRATEGY ALTERNATIVE FUND**		AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

OPERATIONS:
Net investment income (loss)	$2,303,301	$(11,984,962)	$1,574,357	$2,120,073
Net realized gain (loss)	(61,166,257)	(140,927,580)	(3,384,129)	(48,707,894)
Net change in unrealized appreciation (depreciation)	(255,483)	(230,334,766)	17,296,737	(19,020,518)
Net increase (decrease) in net assets resulting from operations	(59,118,439)	(383,247,308)	15,486,965	(65,608,339)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	—	—	(679,036)
Class N	—	—	—	(53,834)
Class R6	—	—	—	(1,167,121)
Total distributions	—	—	—	(1,899,991)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	69,836,015	527,868,704	20,619,056	162,258,558
Reinvestment of distributions	—	—	—	590,639
Cost of shares redeemed	(425,558,001)	(1,505,699,183)	(17,406,548)	(126,629,068)

Net increase (decrease) from capital transactions	(355,721,986)	(977,830,479)	3,212,508	36,220,129

CLASS N
Proceeds from shares sold	14,566,887	118,995,277	3,128,131	36,762,086
Reinvestment of distributions	—	—	—	53,834
Cost of shares redeemed	(362,650,122)	(117,174,916)	(7,303,033)	(21,013,348)

Net increase (decrease) from capital transactions	(348,083,235)	1,820,361	(4,174,902)	15,802,572

CLASS R6
Proceeds from shares sold	57,321,776	128,136,646	7,339,555	89,268,198
Reinvestment of distributions	—	—	—	875,880
Cost of shares redeemed	(158,423,401)	(328,757,340)	(43,050,644)	(10,264,672)

Net increase (decrease) from capital transactions	(101,101,625)	(200,620,694)	(35,711,089)	79,879,406

Net increase (decrease) in net assets resulting from capital transactions	(804,906,846)	(1,176,630,812)	(36,673,483)	131,902,107
Total increase (decrease) in net assets	(864,025,285)	(1,559,878,120)	(21,186,518)	64,393,777

NET ASSETS:
Beginning of period	1,471,556,241	3,031,434,361	270,282,970	205,889,193

End of period	$607,530,956	$1,471,556,241	$249,096,452	$270,282,970

The accompanying notes are an integral part of these financial statements.	(continued on p. 251)

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR MULTI-STRATEGY ALTERNATIVE FUND**		AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	99,406,698	219,604,853	17,068,772	12,725,339
Shares sold	9,045,297	62,383,598	3,438,810	24,119,599
Shares issued on reinvestment of distributions	—	—	—	103,803
Shares redeemed	(55,983,752)	(182,581,753)	(2,971,452)	(19,879,969)

Shares outstanding, end of period	52,468,243	99,406,698	17,536,130	17,068,772

CLASS N
Shares outstanding, beginning of period	47,853,329	48,119,919	3,130,810	1,109,579
Shares sold	1,894,034	13,941,914	531,822	5,502,638
Shares issued on reinvestment of distributions	—	—	—	9,596
Shares redeemed	(47,679,308)	(14,208,504)	(1,233,443)	(3,491,003)

Shares outstanding, end of period	2,068,055	47,853,329	2,429,189	3,130,810

CLASS R6
Shares outstanding, beginning of period	41,536,191	67,398,448	27,627,748	15,954,715
Shares sold	7,399,505	15,159,212	1,234,058	13,160,776
Shares issued on reinvestment of distributions	—	—	—	153,663
Shares redeemed	(20,692,586)	(41,021,469)	(7,282,362)	(1,641,406)

Shares outstanding, end of period	28,243,110	41,536,191	21,579,444	27,627,748

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR RISK PARITY II HV FUND**		AQR RISK PARITY II MV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

OPERATIONS:
Net investment income (loss)	$117,635	$337,356	$649,537	$752,156
Net realized gain (loss)	3,978,435	(2,376,244)	7,016,516	(3,522,303)
Net change in unrealized appreciation (depreciation)	1,819,026	(1,951,750)	4,217,355	(2,176,001)
Net increase (decrease) in net assets resulting from operations	5,915,096	(3,990,638)	11,883,408	(4,946,148)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(1,723,903)	—	(1,595,156)
Class N	—	(307,214)	—	(48,815)
Class R6	—	(61,357)	—	(18,019)
Total distributions	—	(2,092,474)	—	(1,661,990)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	3,507,455	6,786,842	33,504,637	10,645,365
Reinvestment of distributions	—	1,193,325	—	1,415,709
Cost of shares redeemed	(4,528,559)	(21,362,946)	(2,660,892)	(19,758,283)

Net increase (decrease) from capital transactions	(1,021,104)	(13,382,779)	30,843,745	(7,697,209)

CLASS N
Proceeds from shares sold	49,155	4,158,546	148,289	595,649
Reinvestment of distributions	—	307,214	—	48,816
Cost of shares redeemed	(577,928)	(17,727,816)	(166,107)	(993,794)

Net increase (decrease) from capital transactions	(528,773)	(13,262,056)	(17,818)	(349,329)

CLASS R6
Proceeds from shares sold	2,790	133,573	—	66,000
Reinvestment of distributions	—	57,045	—	18,018
Cost of shares redeemed	(61,943)	(35,963)	(48,885)	(4,602)

Net increase (decrease) from capital transactions	(59,153)	154,655	(48,885)	79,416

Net increase (decrease) in net assets resulting from capital transactions	(1,609,030)	(26,490,180)	30,777,042	(7,967,122)
Total increase (decrease) in net assets	4,306,066	(32,573,292)	42,660,450	(14,575,260)

NET ASSETS:
Beginning of period	25,352,714	57,926,006	66,887,309	81,462,569

End of period	$29,658,780	$25,352,714	$109,547,759	$66,887,309

The accompanying notes are an integral part of these financial statements.	(continued on p. 253)

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR RISK PARITY II HV FUND**		AQR RISK PARITY II MV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	2,796,989	4,358,862	7,567,807	8,422,139
Shares sold	448,246	789,267	3,630,700	1,184,037
Shares issued on reinvestment of distributions	—	162,578	—	166,947
Shares redeemed	(543,423)	(2,513,718)	(291,585)	(2,205,316)

Shares outstanding, end of period	2,701,812	2,796,989	10,906,922	7,567,807

CLASS N
Shares outstanding, beginning of period	563,726	2,086,431	264,351	302,522
Shares sold	6,104	487,124	16,406	65,208
Shares issued on reinvestment of distributions	—	41,855	—	5,790
Shares redeemed	(72,679)	(2,051,684)	(18,272)	(109,169)

Shares outstanding, end of period	497,151	563,726	262,485	264,351

CLASS R6
Shares outstanding, beginning of period	105,366	86,209	82,163	73,253
Shares sold	321	15,739	—	7,330
Shares issued on reinvestment of distributions	—	7,782	—	2,125
Shares redeemed	(6,941)	(4,364)	(5,658)	(545)

Shares outstanding, end of period	98,746	105,366	76,505	82,163

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR STYLE PREMIA ALTERNATIVE FUND**		AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

OPERATIONS:
Net investment income (loss)	$8,923,569	$5,803,338	$3,034,627	$4,514,019
Net realized gain (loss)	(33,900,509)	(327,176,831)	(1,109,267)	(13,454,694)
Net change in unrealized appreciation (depreciation)	(134,802,954)	(307,305,309)	(8,094,026)	(15,031,045)
Net increase (decrease) in net assets resulting from operations	(159,779,894)	(628,678,802)	(6,168,666)	(23,971,720)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(18,380,634)	—	(382,170)
Class N	—	(440,477)	—	—
Class R6	—	(15,833,509)	—	(77,879)
Total distributions	—	(34,654,620)	—	(460,049)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	485,037,122	1,353,376,419	37,098,526	421,189,135
Reinvestment of distributions	—	15,448,117	—	323,831
Cost of shares redeemed	(669,505,893)	(2,160,681,716)	(188,742,011)	(331,296,543)

Net increase (decrease) from capital transactions	(184,468,771)	(791,857,180)	(151,643,485)	90,216,423

CLASS N
Proceeds from shares sold	14,408,951	51,415,274	1,338,584	12,719,467
Reinvestment of distributions	—	433,236	—	—
Cost of shares redeemed	(24,894,274)	(126,110,000)	(13,312,056)	(24,841,098)

Net increase (decrease) from capital transactions	(10,485,323)	(74,261,490)	(11,973,472)	(12,121,631)

CLASS R6
Proceeds from shares sold	227,372,711	555,928,288	1,396,957	17,844,154
Reinvestment of distributions	—	13,877,968	—	77,879
Cost of shares redeemed	(338,763,199)	(486,434,136)	(5,252,900)	(55,944,746)

Net increase (decrease) from capital transactions	(111,390,488)	83,372,120	(3,855,943)	(38,022,713)

Net increase (decrease) in net assets resulting from capital transactions	(306,344,582)	(782,746,550)	(167,472,900)	40,072,079
Total increase (decrease) in net assets	(466,124,476)	(1,446,079,972)	(173,641,566)	15,640,310

NET ASSETS:
Beginning of period	3,301,347,297	4,747,427,269	481,207,010	465,566,700

End of period	$2,835,222,821	$3,301,347,297	$307,565,444	$481,207,010

The accompanying notes are an integral part of these financial statements.	(continued on p. 255)

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR STYLE PREMIA ALTERNATIVE FUND**		AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	195,099,458	284,753,468	40,707,426	31,798,558
Shares sold	53,728,784	135,388,138	3,695,135	41,258,381
Shares issued on reinvestment of distributions	—	1,710,755	—	32,286
Shares redeemed	(74,862,634)	(226,752,903)	(18,844,092)	(32,381,799)

Shares outstanding, end of period	173,965,608	195,099,458	25,558,469	40,707,426

CLASS N
Shares outstanding, beginning of period	9,202,006	17,131,773	2,197,135	3,367,115
Shares sold	1,596,814	5,095,016	134,074	1,223,931
Shares issued on reinvestment of distributions	—	48,031	—	—
Shares redeemed	(2,797,044)	(13,072,814)	(1,335,511)	(2,393,911)

Shares outstanding, end of period	8,001,776	9,202,006	995,698	2,197,135

CLASS R6
Shares outstanding, beginning of period	161,609,679	155,015,501	5,182,314	8,884,892
Shares sold	25,463,370	55,361,426	138,605	1,705,485
Shares issued on reinvestment of distributions	—	1,535,173	—	7,749
Shares redeemed	(37,492,599)	(50,302,421)	(519,913)	(5,415,812)

Shares outstanding, end of period	149,580,450	161,609,679	4,801,006	5,182,314

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR VOLATILITY RISK PREMIUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE PERIOD 11/01/18*- 12/31/18

OPERATIONS:
Net investment income (loss)	$101,417	$21,407
Net realized gain (loss)	(223,050)	(154,913)
Net change in unrealized appreciation (depreciation)	929,645	(345,291)
Net increase (decrease) in net assets resulting from operations	808,012	(478,797)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(2,866)
Class N	—	(2,213)
Class R6	—	(24,930)
Total distributions	—	(30,009)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	420,351	1,112,219
Reinvestment of distributions	—	1,667

Net increase (decrease) from capital transactions	420,351	1,113,886

CLASS N
Proceeds from shares sold	1,128	1,000,000
Reinvestment of distributions	—	1,200
Cost of shares redeemed	(1,169)	—

Net increase (decrease) from capital transactions	(41)	1,001,200

CLASS R6
Proceeds from shares sold	—	9,145,000
Reinvestment of distributions	—	13,517

Net increase (decrease) from capital transactions	—	9,158,517

Net increase (decrease) in net assets resulting from capital transactions	420,310	11,273,603
Total increase (decrease) in net assets	1,228,322	10,764,797

NET ASSETS:
Beginning of period	10,764,797	—

End of period	$11,993,119	$10,764,797

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	111,628	—
Shares sold	41,738	111,453
Shares issued on reinvestment of distributions	—	175

Shares outstanding, end of period	153,366	111,628

CLASS N
Shares outstanding, beginning of period	100,126	—
Shares sold	114	100,001
Shares issued on reinvestment of distributions	—	125
Shares redeemed	(114)	—

Shares outstanding, end of period	100,126	100,126

CLASS R6
Shares outstanding, beginning of period	916,760	—
Shares sold	—	915,343
Shares issued on reinvestment of distributions	—	1,417

Shares outstanding, end of period	916,760	916,760

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Cash Flows	June 30, 2019 (Unaudited)

	AQR ALTERNATIVE RISK PREMIA FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND

CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$1,083,616	$23,614,702	$(79,697,805)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(128,660,258)	(526,879,868)	(117,859,783)
Payments to cover short positions in securities	(146,939,391)	(204,773,132)	(246,923,736)
Proceeds from sale of securities	120,922,647	483,082,567	310,693,632
Proceeds from short positions in securities	126,950,427	240,185,837	83,803,992
Proceeds from option contracts written	7,976,891	—	—
Payments to close option contracts written	(6,001,791)	—	—
(Purchases) sales of short-term investments, net	2,702,868	(3,170,597)	549,024,970
Realized (gain) loss on investments in securities	14,266,047	(14,159,316)	(19,040,410)
Realized (gain) loss on short positions in securities	20,706,372	4,343,172	(15,231,818)
Realized (gain) loss on option contracts written	(1,691,099)	—	—
Realized (gain) loss on paydowns	—	(2,607)	—
Change in unrealized (appreciation) depreciation on investments in securities	(43,564,595)	(37,553,734)	(15,727,695)
Change in unrealized (appreciation) depreciation on short positions in securities	33,471,347	24,092,036	59,400,028
Change in unrealized (appreciation) depreciation on option contracts written	(687,716)	—	—
Amortization (accretion) of bond premium (discount)	(1,067,771)	(797,044)	(4,153,790)
(Increases) decreases in operating assets:
Due from brokers	4,288,868	4,352,426	1,137,029
Deposits with brokers for futures and futures-style options contracts	(4,029,612)	434,922	(86)
Unrealized appreciation on forward foreign currency exchange contracts	(2,409,784)	38,118	(14,643)
Unrealized appreciation on OTC swaps	114,603	(1,133,822)	10,508,778
Deposits for securities sold short	3,448,308	(46,417,734)	—
Deposits for written options	5,081,096	—	—
Deposits with brokers for centrally cleared swaps	—	256,555	—
Variation margin on futures and futures-style options contracts	(650,430)	(27,546)	—
Foreign tax reclaim	(110,494)	6,480	(344,247)
Dividends and interest	(128,882)	(109,310)	1,370,307
Prepaid expenses	21,721	(1,502)	28,893
Increases (decreases) in operating liabilities
Due to broker	(2,914)	782,387	—
Unrealized depreciation on forward foreign currency exchange contracts	(575,564)	137,151	592,134
Unrealized depreciation on OTC swaps	(927,833)	(5,804,553)	36,031,341
Deposits from brokers for futures and futures-style options contracts	—	—	(2)
Variation margin on centrally cleared swaps	—	(6,368)	—
Variation margin on futures and futures-style options contracts	(805,574)	(276,303)	—
Accrued investment advisory fees	29,094	(14,712)	(644,795)
Accrued distribution fees—Class N	272	(2,700)	(40,390)
Accrued Trustees fees	—	—	487
Dividends and Interest payable on securities sold short and reverse repurchase agreements	37,434	87,522	(165,550)
Other accrued expenses and liabilities	(79,598)	(92,935)	(262,258)
Net cash provided by (used in) operating activities	$2,768,305	$(59,809,908)	$552,484,583

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from shares sold	151,281,809	144,039,630	199,399,468
Payments on shares redeemed	(166,678,722)	(81,304,174)	(753,487,944)
Due to custodian	—	(63,476)	—
Net cash provided by (used in) financing activities	$(15,396,913)	$62,671,980	$(554,088,476)
Net change in cash and cash denominated in foreign currencies	(12,628,608)	2,862,072	(1,603,893)
Cash, beginning of period	15,430,733	1,095,189	2,868,579
Cash, end of period**	$2,802,125	$3,957,261	$1,264,686

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $908,551, $474,635 and $938,188.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Cash Flows	June 30, 2019 (Unaudited)

	AQR LONG-SHORT EQUITY FUND	AQR MULTI- ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)***	AQR MULTI- STRATEGY ALTERNATIVE FUND***

CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(18,172,865)	$29,182,106	$(59,118,439)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(517,848,799)	(215,968,838)	(392,261,256)
Payments to cover short positions in securities	(656,544,969)	(20,974,939)	(257,377,828)
Proceeds from sale of securities	1,191,356,735	196,506,372	564,776,521
Proceeds from short positions in securities	419,869,241	42,141,259	124,322,552
Proceeds from option contracts written	—	—	5,528,650
Payments to close option contracts written	—	—	(4,146,216)
(Purchases) sales of short-term investments, net	160,710,521	48,316,793	733,165,205
Realized (gain) loss on investments in securities	(5,979,818)	(101,257)	(64,060,633)
Realized (gain) loss on short positions in securities	(3,264,799)	1,856,913	60,726,504
Realized (gain) loss on option contracts written	—	—	(1,448,707)
Change in unrealized (appreciation) depreciation on investments in securities	(120,215,571)	(6,993,046)	(34,684,367)
Change in unrealized (appreciation) depreciation on short positions in securities	146,911,175	75,377	26,426,760
Change in unrealized (appreciation) depreciation on option contracts written	—	—	(404,197)
Amortization (accretion) of bond premium (discount)	(11,838,006)	(706,392)	(956,235)
(Increases) decreases in operating assets:
Repurchase agreements	—	(2,362,450)	—
Due from brokers	(26,882,007)	1,243,060	31,306,504
Deposits with brokers for futures and futures-style options contracts	6,084,148	(248,383)	32,454,517
Unrealized appreciation on forward foreign currency exchange contracts	3,083,064	42,596	1,723,512
Unrealized appreciation on OTC swaps	42,251,015	(155,473)	24,909,128
Deposits for securities sold short	—	—	40,541,927
Deposits for written options	—	—	194,097
Deposits with brokers for centrally cleared swaps	—	8,886,258	2,392,474
Variation margin on centrally cleared swaps	—	366,530	—
Variation margin on futures and futures-style options contracts	1,606,292	422,111	305,012
Foreign tax reclaim	(1,559)	(44,103)	168,328
Dividends and interest	906,342	17,537	2,060,083
Prepaid expenses	52,894	19,784	17,773
Increases (decreases) in operating liabilities
Due to broker	(784,143)	198,499	349,481
Unrealized depreciation on forward foreign currency exchange contracts	(4,548,501)	379,339	(14,839,712)
Unrealized depreciation on OTC swaps	(16,420,021)	169,654	(5,810,101)
Deposits from brokers for futures and futures-style options contracts	—	(14,195)	(32,494)
Variation margin on centrally cleared swaps	—	—	(187,985)
Variation margin on futures and futures-style options contracts	—	145,866	(815,148)
Accrued investment advisory fees	(895,626)	(72,705)	(1,531,781)
Accrued distribution fees—Class N	(13,877)	(296)	(75,862)
Accrued Trustees fees	—	—	1,517
Dividends and Interest payable on securities sold short and reverse repurchase agreements	(218,181)	36,785	63,826
Other accrued expenses and liabilities	(700,139)	180,540	(307,350)
Net cash provided by (used in) operating activities	$588,502,546	$82,545,302	$813,376,060

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from shares sold	481,554,754	15,384,972	143,491,918
Net change in reverse repurchase agreements	—	21,080,637	—
Payments on shares redeemed	(1,069,848,892)	(118,283,101)	(958,069,198)
Due to custodian	—	—	(1,821,806)
Net cash provided by (used in) financing activities	$(588,294,138)	$(81,817,492)	$(816,399,086)
Net change in cash and cash denominated in foreign currencies	208,408	727,810	(3,023,026)
Cash, beginning of period	7,009,299	323,569	11,702,017
Cash, end of period**	$7,217,707	$1,051,379	$8,678,991

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $1,989,499, $352,126 and $1,132,251.

***	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Cash Flows	June 30, 2019 (Unaudited)

	AQR RISK PARITY II HV FUND***	AQR STYLE PREMIA ALTERNATIVE FUND***	AQR STYLE PREMIA ALTERNATIVE LV FUND***

CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$5,915,096	$(159,779,894)	$(6,168,666)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(15,739,468)	(785,142,462)	(37,620,995)
Payments to cover short positions in securities	—	(899,640,350)	(42,329,311)
Proceeds from sale of securities	12,437,861	1,112,932,959	51,315,524
Proceeds from short positions in securities	—	442,072,823	24,548,833
(Purchases) sales of short-term investments, net	(211,643)	413,603,689	161,533,567
Realized (gain) loss on investments in securities	21,774	89,239,558	977,982
Realized (gain) loss on short positions in securities	—	38,598,994	168,451
Change in unrealized (appreciation) depreciation on investments in securities	(484,916)	(272,813,131)	(6,336,033)
Change in unrealized (appreciation) depreciation on short positions in securities	—	259,833,232	10,001,072
Amortization (accretion) of bond premium (discount)	(150,064)	(8,189,489)	(1,215,424)
(Increases) decreases in operating assets:
Due from brokers	44,107	57,056,856	3,295,736
Deposits with brokers for futures and futures-style options contracts	(677,010)	38,584,111	5,820,283
Repurchase Agreements	5,939,568	—	—
Unrealized appreciation on forward foreign currency exchange contracts	(8,890)	(6,809,014)	(576,004)
Unrealized appreciation on OTC swaps	78,634	126,769,900	4,676,976
Variation margin on futures and futures-style options contracts	21,553	(7,918,112)	(67,917)
Foreign tax reclaim	—	172,922	(48,297)
Dividends and interest	(9,426)	980,040	162,647
Due from Investment Adviser	2,661	—	—
Prepaid expenses	9,274	49,179	4,471
Increases (decreases) in operating liabilities
Due to broker	86,089	(125,369,198)	(4,433,144)
Unrealized depreciation on forward foreign currency exchange contracts	69,590	(19,028,482)	(1,229,474)
Unrealized depreciation on OTC swaps	(103,686)	39,230,195	1,822,230
Deposits from brokers for futures and futures-style options contracts	—	(299,610)	—
Variation margin on futures and futures-style options contracts	87,981	(15,480,221)	(873,721)
Accrued investment advisory fees	4,446	(864,334)	(110,437)
Accrued distribution fees—Class N	(20)	(4,072)	(2,445)
Accrued Trustees fees	—	—	431
Dividends and Interest payable on securities sold short and reverse repurchase agreements	—	(1,142,254)	(24,553)
Interest payable for reverse repurchase agreements	(31,594)	—	—
Other accrued expenses and liabilities	(46,428)	(595,303)	(120,949)
Net cash provided by (used in) operating activities	$7,255,489	$316,048,532	$163,170,833

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from shares sold	3,556,791	735,536,966	42,497,155
Net change in reverse repurchase agreements	(5,391,774)	—	—
Payments on shares redeemed	(5,369,737)	(1,049,141,438)	(213,276,732)
Due to custodian	14,363	—	—
Net cash provided by (used in) financing activities	$(7,190,357)	$(313,604,472)	$(170,779,577)
Net change in cash and cash denominated in foreign currencies	65,132	2,444,060	(7,608,744)
Cash, beginning of period	24,578	37,982,364	9,586,283
Cash, end of period**	$89,710	$40,426,424	$1,977,539

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $85,537, $3,008,866 and $202,309.

***	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Statements of Cash Flows	June 30, 2019 (Unaudited)

**	The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statements of Cash Flows:

FUND	CASH	CASH DENOMINATED IN FOREIGN CURRENCIES	TOTAL CASH AND CASH DENOMINATED IN FOREIGN CURRENCIES
AQR Alternative Risk Premia Fund	$946,408	$1,855,717	$2,802,125
AQR Diversified Arbitrage Fund	3,454,979	502,282	3,957,261
AQR Equity Market Neutral Fund	14,776	1,249,910	1,264,686
AQR Long-Short Equity Fund	972,626	6,245,081	7,217,707
AQR Multi-Asset Fund	16,624	1,034,755	1,051,379
AQR Multi-Strategy Alternative Fund	6,111,124	2,567,867	8,678,991
AQR Risk Parity II HV Fund	—	89,710	89,710
AQR Style Premia Alternative Fund	16,887,841	23,538,583	40,426,424
AQR Style Premia Alternative LV Fund	28,616	1,948,923	1,977,539

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

[Intentionally Left Blank]

Financial Highlights	June 30, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$9.25	0.05	(0.01)	0.04	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$10.01	(0.00)[6]	(0.75)	(0.75)	(0.01)	—	—	(0.01)
FOR THE PERIOD 9/19/17[8]—12/31/17	$10.00	(0.01)	0.02 [9]	0.01	—	—	—	—
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$9.23	0.03	(0.00)	0.03	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$10.01	(0.03)	(0.74)	(0.77)	(0.01)	—	—	(0.01)
FOR THE PERIOD 9/19/17[8]—12/31/17	$10.00	(0.01)	0.02 [9]	0.01	—	—	—	—
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$9.27	0.05	(0.01)	0.04	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$10.02	0.01	(0.75)	(0.74)	(0.01)	—	—	(0.01)
FOR THE PERIOD 9/19/17[8]—12/31/17	$10.00	(0.01)	0.03 [9]	0.02	—	—	—	—
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$8.75	0.05	0.44	0.49	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.12	0.06	0.14	0.20	(0.57)	—	—	(0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.23	0.02	0.52	0.54	(0.65)	—	—	(0.65)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.21	0.07	0.61	0.68	(0.66)	—	—	(0.66)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	0.07	(0.55)	(0.48)	(0.45)	—	—	(0.45)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.91	0.23	(0.80)	(0.57)	(0.20)	—	—	(0.20)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$8.76	0.04	0.44	0.48	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.12	0.04	0.14	0.18	(0.54)	—	—	(0.54)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.23	0.00 [6]	0.51	0.51	(0.62)	—	—	(0.62)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.21	0.05	0.60	0.65	(0.63)	—	—	(0.63)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.10	0.03	(0.51)	(0.48)	(0.41)	—	—	(0.41)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.87	0.21	(0.81)	(0.60)	(0.17)	—	—	(0.17)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$8.73	0.05	0.44	0.49	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.10	0.08	0.13	0.21	(0.58)	—	—	(0.58)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.21	0.03	0.52	0.55	(0.66)	—	—	(0.66)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.20	0.12	0.56	0.68	(0.67)	—	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.13	0.09	(0.55)	(0.46)	(0.47)	—	—	(0.47)
FOR THE PERIOD 9/02/14[10]—12/31/14	$11.00	0.16	(0.82)	(0.66)	(0.21)	—	—	(0.21)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.29	0.43%	$244,398	3.69%	3.65%	1.40%	1.01%	69%
$9.25	(7.51)%	$260,990	3.40%[7]	3.32%	1.40%	(0.00)%	253%
$10.01	0.10%	$26,852	3.06%[7]	2.65%	1.40%	(0.25)%	293%

$9.26	0.33%	$11,674	3.94%	3.90%	1.65%	0.74%	69%
$9.23	(7.72)%	$11,467	3.64%[7]	3.55%	1.63%	(0.27)%	253%
$10.01	0.10%	$1,538	3.70%[7]	2.90%	1.65%	(0.44)%	293%

$9.31	0.43%	$99,737	3.59%	3.55%	1.30%	1.07%	69%
$9.27	(7.41)%	$98,967	3.31%[7]	3.23%	1.30%	0.06%	253%
$10.02	0.20%	$49,818	3.14%[7]	2.55%	1.30%	(0.22)%	293%

$9.24	5.60%	$409,042	1.96%	1.88%	1.20%	1.12%	188%
$8.75	2.19%	$319,152	1.96%	1.92%	1.20%	0.66%	390%
$9.12	5.92%	$386,972	2.08%	2.02%	1.19%	0.25%	205%
$9.23	7.51%	$359,989	2.36%	2.27%	1.20%	0.78%	277%
$9.21	(4.67)%	$772,394	2.44%	2.42%	1.19%	0.71%	249%
$10.14	(5.25)%	$1,546,685	1.88%	1.88%	1.20%	2.07%	380%

$9.24	5.48%	$60,627	2.20%	2.12%	1.44%	0.89%	188%
$8.76	2.01%	$66,251	2.21%	2.17%	1.45%	0.44%	390%
$9.12	5.58%	$76,774	2.34%	2.28%	1.44%	0.01%	205%
$9.23	7.15%	$100,869	2.61%	2.52%	1.44%	0.53%	277%
$9.21	(4.75)%	$183,029	2.69%	2.67%	1.45%	0.32%	249%
$10.10	(5.51)%	$678,528	2.12%	2.12%	1.44%	1.99%	380%

$9.22	5.61%	$14,989	1.86%	1.78%	1.10%	1.23%	188%
$8.73	2.41%	$13,654	1.87%	1.82%	1.10%	0.79%	390%
$9.10	6.02%	$8,416	1.98%	1.93%	1.10%	0.36%	205%
$9.21	7.52%	$5,159	2.27%	2.18%	1.10%	1.26%	277%
$9.20	(4.55)%	$866	2.36%	2.33%	1.10%	0.92%	249%
$10.13	(5.99)%	$94	1.94%	1.94%	1.10%	4.69%	380%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$10.76	0.08	(0.99)	(0.91)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$12.25	0.04	(1.48)	(1.44)	(0.05)	—	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017	$11.97	(0.08)	0.79	0.71	(0.43)	—	—	(0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016	$11.48	(0.13)	0.80	0.67	(0.18)	(0.00)[6]	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.15)	1.91	1.76	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[8]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[6]	(0.59)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$10.70	0.05	(0.97)	(0.92)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$12.21	0.00 [6]	(1.46)	(1.46)	(0.05)	—	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017	$11.95	(0.11)	0.78	0.67	(0.41)	—	—	(0.41)
FOR THE YEAR ENDED DECEMBER 31, 2016	$11.47	(0.15)	0.77	0.62	(0.14)	(0.00)[6]	—	(0.14)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.19)	1.94	1.75	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[8]—12/31/14	$10.00	(0.03)	0.62	0.59	(0.58)	—	(0.00)[6]	(0.58)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$10.77	0.06	(0.97)	(0.91)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$12.25	0.05	(1.48)	(1.43)	(0.05)	—	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017	$11.97	(0.08)	0.79	0.71	(0.43)	—	—	(0.43)
FOR THE YEAR ENDED DECEMBER 31, 2016	$11.49	(0.14)	0.81	0.67	(0.19)	(0.00)[6]	—	(0.19)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.01	(0.13)	1.90	1.77	(0.28)	(0.01)	—	(0.29)
FOR THE PERIOD 10/07/14[8]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[6]	(0.59)
AQR GLOBAL MACRO FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$9.08	0.04	0.26	0.30	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$8.75	0.03	0.65	0.68	(0.15)	(0.20)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.06	(0.06)	(0.25)	(0.31)	(0.00)[6]	—	—	(0.00)[6]
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.60	(0.11)	0.12 [9]	0.01	—	(0.55)	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.94	(0.15)	0.32	0.17	—	(0.51)	—	(0.51)
FOR THE PERIOD 4/08/14[8]—12/31/14	$10.00	(0.10)	0.06	(0.04)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$8.97	0.02	0.27	0.29	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$8.66	(0.00)[6]	0.66	0.66	(0.15)	(0.20)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.99	(0.08)	(0.25)	(0.33)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.55	(0.13)	0.12 [9]	(0.01)	—	(0.55)	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.92	(0.16)	0.30	0.14	—	(0.51)	—	(0.51)
FOR THE PERIOD 4/08/14[8]—12/31/14	$10.00	(0.12)	0.06	(0.06)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$9.08	0.04	0.27	0.31	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$8.75	0.04	0.65	0.69	(0.16)	(0.20)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.07	(0.03)	(0.28)	(0.31)	(0.01)	—	—	(0.01)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.60	(0.10)	0.12 [9]	0.02	—	(0.55)	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.94	(0.14)	0.31	0.17	—	(0.51)	—	(0.51)
FOR THE PERIOD 9/02/14[10]—12/31/14	$9.72	(0.04)	0.28	0.24	—	(0.02)	—	(0.02)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.85	(8.46)%	$406,178	2.34%	2.33%	1.27%	1.62%	118%
$10.76	(11.73)%	$708,592	1.99%	1.99%	1.24%	0.32%	175%
$12.25	5.84%	$1,552,269	2.07%	2.07%	1.27%	(0.66)%	237%
$11.97	5.85%	$790,179	2.13%	2.13%	1.28%	(1.15)%	227%
$11.48	17.60%	$179,312	2.17%[7]	1.90%	1.25%	(1.36)%	383%
$10.01	5.93%	$1,445	4.57%[7]	1.63%	1.30%	(1.04)%	152%

$9.78	(8.60)%	$20,480	2.62%	2.61%	1.55%	1.06%	118%
$10.70	(11.94)%	$209,290	2.27%	2.27%	1.53%	0.02%	175%
$12.21	5.56%	$357,839	2.35%	2.35%	1.55%	(0.92)%	237%
$11.95	5.43%	$154,189	2.40%	2.40%	1.55%	(1.27)%	227%
$11.47	17.43%	$89,755	2.41%[7]	2.16%	1.51%	(1.69)%	383%
$10.01	5.88%	$1,233	4.83%[7]	1.88%	1.55%	(1.29)%	152%

$9.86	(8.45)%	$61,109	2.27%	2.26%	1.20%	1.11%	118%
$10.77	(11.65)%	$206,044	1.93%	1.93%	1.18%	0.44%	175%
$12.25	5.91%	$326,927	2.00%	2.00%	1.20%	(0.61)%	237%
$11.97	5.82%	$177,683	2.05%	2.05%	1.20%	(1.22)%	227%
$11.49	17.72%	$148	3.05%[7]	1.85%	1.20%	(1.26)%	383%
$10.01	5.95%	$3,210	4.49%[7]	1.53%	1.20%	(0.95)%	152%

$9.38	3.30%	$15,162	2.07%	1.46%	1.46%	0.77%	0%
$9.08	7.80%	$20,230	1.93%	1.42%	1.42%	0.29%	0%
$8.75	(3.38)%	$9,199	2.30%	1.40%	1.40%	(0.65)%	0%
$9.06	0.02%	$18,972	1.98%	1.41%	1.41%	(1.12)%	0%
$9.60	1.71%	$31,453	1.78%[7]	1.38%	1.38%	(1.45)%	0%
$9.94	(0.42)%	$35,466	2.24%[7]	1.45%	1.45%	(1.44)%	0%

$9.26	3.23%	$1,303	2.16%	1.70%	1.70%	0.41%	0%
$8.97	7.57%	$17,074	2.11%	1.68%	1.68%	(0.04)%	0%
$8.66	(3.67)%	$2,892	2.63%	1.70%	1.70%	(0.89)%	0%
$8.99	(0.19)%	$3,217	2.17%	1.65%	1.65%	(1.35)%	0%
$9.55	1.41%	$20,838	1.88%[7]	1.70%	1.70%	(1.56)%	0%
$9.92	(0.62)%	$1,050	2.49%[7]	1.70%	1.70%	(1.69)%	0%

$9.39	3.41%	$11,647	2.00%	1.36%	1.36%	0.88%	0%
$9.08	7.84%	$12,073	1.91%	1.35%	1.35%	0.41%	0%
$8.75	(3.41)%	$13,970	2.32%	1.35%	1.35%	(0.34)%	0%
$9.07	0.14%	$4,374	1.95%	1.35%	1.35%	(1.09)%	0%
$9.60	1.71%	$104	1.72%[7]	1.35%	1.35%	(1.41)%	0%
$9.94	2.45%	$102	2.02%[7]	1.35%	1.35%	(1.37)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$10.94	0.06	(0.21)	(0.15)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$13.88	0.04	(2.32)	(2.28)	(0.04)	(0.62)	—	(0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017	$13.07	(0.08)	2.15	2.07	(0.56)	(0.70)	—	(1.26)
FOR THE YEAR ENDED DECEMBER 31, 2016	$12.12	(0.14)	1.48	1.34	(0.24)	(0.15)	—	(0.39)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.87	(0.15)	2.00	1.85	(0.58)	(0.02)	—	(0.60)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.14)	1.67	1.53	(0.74)	(0.10)	(0.03)	(0.87)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$10.84	0.03	(0.19)	(0.16)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$13.80	(0.01)	(2.29)	(2.30)	(0.04)	(0.62)	—	(0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017	$13.00	(0.11)	2.13	2.02	(0.52)	(0.70)	—	(1.22)
FOR THE YEAR ENDED DECEMBER 31, 2016	$12.07	(0.17)	1.47	1.30	(0.22)	(0.15)	—	(0.37)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.84	(0.19)	2.01	1.82	(0.57)	(0.02)	—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.20)	1.70	1.50	(0.74)	(0.10)	(0.03)	(0.87)
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$10.97	0.05	(0.19)	(0.14)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$13.91	0.04	(2.32)	(2.28)	(0.04)	(0.62)	—	(0.66)
FOR THE YEAR ENDED DECEMBER 31, 2017	$13.08	(0.07)	2.17	2.10	(0.57)	(0.70)	—	(1.27)
FOR THE YEAR ENDED DECEMBER 31, 2016	$12.13	(0.14)	1.49	1.35	(0.25)	(0.15)	—	(0.40)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.87	(0.15)	2.02	1.87	(0.59)	(0.02)	—	(0.61)
FOR THE PERIOD 9/02/14[10]—12/31/14	$11.05	(0.08)	0.78	0.70	(0.75)	(0.10)	(0.03)	(0.88)
AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND) CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$8.51	0.07	1.12	1.19	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.82	0.09	(0.78)	(0.69)	(0.28)	(0.34)	—	(0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.34	0.02	1.49	1.51	(0.19)	(0.84)	—	(1.03)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.09	(0.02)	0.94	0.92	(0.24)	(0.43)	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.07)	(0.75)	(0.82)	—	(0.23)	—	(0.23)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.77	(0.04)	0.81	0.77	(0.30)	(1.10)	—	(1.40)
AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND) CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$8.49	0.07	1.10	1.17	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.80	0.06	(0.77)	(0.71)	(0.26)	(0.34)	—	(0.60)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.32	(0.01)	1.50	1.49	(0.17)	(0.84)	—	(1.01)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.08	(0.04)	0.92	0.88	(0.21)	(0.43)	—	(0.64)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.10)	(0.73)	(0.83)	—	(0.23)	—	(0.23)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.76	(0.07)	0.80	0.73	(0.25)	(1.10)	—	(1.35)
AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND) CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$8.51	0.00 [6]	1.19	1.19	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.83	0.09	(0.78)	(0.69)	(0.29)	(0.34)	—	(0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.34	0.02	1.51	1.53	(0.20)	(0.84)	—	(1.04)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.10	(0.04)	0.95	0.91	(0.24)	(0.43)	—	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.14	(0.04)	(0.77)	(0.81)	—	(0.23)	—	(0.23)
FOR THE PERIOD 9/02/14[10]—12/31/14	$12.01	(0.04)	(0.43)[9]	(0.47)	(0.30)	(1.10)	—	(1.40)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.79	(1.37)%	$1,274,643	2.02%	2.02%	1.27%	1.17%	122%
$10.94	(16.40)%	$1,697,554	1.73%	1.73%	1.24%	0.28%	462%
$13.88	15.73%	$4,144,436	2.01%	2.01%	1.27%	(0.60)%	249%
$13.07	11.09%	$1,799,994	1.99%	1.99%	1.28%	(1.12)%	247%
$12.12	17.04%	$452,667	1.86%	1.81%	1.27%	(1.28)%	303%
$10.87	14.91%	$43,667	2.34%	1.30%	1.30%	(1.26)%	0%

$10.68	(1.48)%	$61,226	2.28%	2.28%	1.53%	0.62%	122%
$10.84	(16.64)%	$117,289	2.01%	2.01%	1.51%	(0.04)%	462%
$13.80	15.47%	$385,302	2.27%	2.27%	1.53%	(0.80)%	249%
$13.00	10.80%	$287,362	2.25%	2.25%	1.54%	(1.39)%	247%
$12.07	16.79%	$90,141	2.12%	2.07%	1.53%	(1.58)%	303%
$10.84	14.55%	$10,688	2.46%	1.55%	1.55%	(1.81)%	0%

$10.83	(1.28)%	$104,678	1.95%	1.95%	1.20%	0.96%	122%
$10.97	(16.36)%	$206,247	1.66%	1.66%	1.16%	0.32%	462%
$13.91	15.95%	$965,972	1.92%	1.92%	1.17%	(0.46)%	249%
$13.08	11.13%	$452,452	1.90%	1.90%	1.19%	(1.07)%	247%
$12.13	17.16%	$16,200	1.77%	1.74%	1.20%	(1.21)%	303%
$10.87	6.19%	$427	1.99%	1.20%	1.20%	(2.21)%	0%

$9.70	13.98%	$165,344	1.59%	1.48%	0.93%	1.57%	164%
$8.51	(6.96)%	$217,406	0.93%	0.92%	0.92%	0.96%	21%
$9.82	16.36%	$415,799	0.94%	0.93%	0.93%	0.19%	48%
$9.34	10.10%	$349,335	0.94%	0.92%	0.92%	(0.22)%	72%
$9.09	(8.10)%	$492,977	0.94%	0.93%	0.93%	(0.71)%	157%
$10.14	7.04%	$583,927	0.90%	0.90%	0.90%	(0.34)%	94%

$9.66	13.78%	$12,873	1.86%	1.75%	1.20%	1.56%	164%
$8.49	(7.23)%	$12,303	1.20%	1.18%	1.18%	0.68%	21%
$9.80	16.13%	$16,673	1.21%	1.20%	1.20%	(0.06)%	48%
$9.32	9.66%	$17,027	1.21%	1.19%	1.19%	(0.46)%	72%
$9.08	(8.20)%	$22,005	1.19%	1.18%	1.18%	(0.96)%	157%
$10.14	6.69%	$36,232	1.20%	1.20%	1.20%	(0.65)%	94%

$9.70	13.98%	$3,718	1.49%	1.40%	0.85%	0.05%	164%
$8.51	(6.94)%	$24,925	0.86%	0.85%	0.85%	0.98%	21%
$9.83	16.56%	$40,256	0.87%	0.85%	0.85%	0.24%	48%
$9.34	10.06%	$33,987	0.88%	0.85%	0.85%	(0.42)%	72%
$9.10	(8.00)%	$2,796	0.86%	0.85%	0.85%	(0.37)%	157%
$10.14	(3.96)%	$96	0.86%	0.85%	0.85%	(0.99)%	94%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$7.81	0.02	(0.49)	(0.47)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.05	(0.04)	(1.20)	(1.24)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.50	(0.07)	0.37	0.30	(0.60)	(0.15)	—	(0.75)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.76	(0.11)	0.09	(0.02)	(0.08)	(0.16)	—	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.76	(0.15)	1.05	0.90	(0.74)	(0.16)	—	(0.90)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.78	(0.14)	0.85	0.71	(0.73)	—	—	(0.73)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$7.74	(0.01)	(0.46)	(0.47)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.00	(0.06)	(1.20)	(1.26)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.45	(0.09)	0.37	0.28	(0.58)	(0.15)	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.74	(0.13)	0.08	(0.05)	(0.08)	(0.16)	—	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.74	(0.17)	1.05	0.88	(0.72)	(0.16)	—	(0.88)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.76	(0.17)	0.85	0.68	(0.70)	—	—	(0.70)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$7.82	0.03	(0.50)	(0.47)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.06	(0.03)	(1.21)	(1.24)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.51	(0.06)	0.37	0.31	(0.61)	(0.15)	—	(0.76)
FOR THE YEAR ENDED DECEMBER 31, 2016	$9.76	(0.09)	0.08	(0.01)	(0.08)	(0.16)	—	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.75	(0.13)	1.05	0.92	(0.75)	(0.16)	—	(0.91)
FOR THE PERIOD 9/02/14[10]—12/31/14	$9.88	(0.11)	0.71	0.60	(0.73)	—	—	(0.73)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$5.65	0.04	0.30	0.34	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$6.90	0.05	(1.26)	(1.21)	(0.04)	—	—	(0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017	$6.25	(0.02)	0.67	0.65	(0.00)[6]	—	—	(0.00)[6]
FOR THE YEAR ENDED DECEMBER 31, 2016	$5.62	(0.04)	0.97	0.93	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.98	(0.05)	(1.31)	(1.36)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.29	(0.08)	(1.23)	(1.31)	—	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$5.58	0.03	0.30	0.33	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$6.81	0.03	(1.24)	(1.21)	(0.02)	—	—	(0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017	$6.18	(0.03)	0.66	0.63	(0.00)[6]	—	—	(0.00)[6]
FOR THE YEAR ENDED DECEMBER 31, 2016	$5.57	(0.06)	0.96	0.90	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.94	(0.08)	(1.29)	(1.37)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.27	(0.11)	(1.22)	(1.33)	—	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$5.66	0.04	0.31	0.35	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$6.92	0.05	(1.27)	(1.22)	(0.04)	—	—	(0.04)
FOR THE YEAR ENDED DECEMBER 31, 2017	$6.26	(0.01)	0.67	0.66	(0.00)[6]	—	—	(0.00)[6]
FOR THE YEAR ENDED DECEMBER 31, 2016	$5.63	(0.04)	0.97	0.93	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED DECEMBER 31, 2015	$6.99	(0.05)	(1.31)	(1.36)	—	—	—	—
FOR THE PERIOD 9/02/14[10]—12/31/14	$8.60	(0.02)	(1.59)	(1.61)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$7.34	(6.02)%	$384,874	2.55%	2.52%	1.96%	0.55%	78%
$7.81	(13.70)%	$776,088	2.37%	2.37%	1.95%	(0.45)%	136%
$9.05	3.10%	$1,987,557	2.30%	2.30%	1.97%	(0.75)%	110%
$9.50	(0.20)%	$2,405,511	2.47%	2.47%	1.97%	(1.10)%	261%
$9.76	9.25%	$2,284,285	2.41%	2.41%	1.97%	(1.44)%	208%
$9.76	7.31%	$1,443,799	3.67%	3.65%	1.98%	(1.46)%	204%

$7.27	(6.07)%	$15,027	2.79%	2.78%	2.23%	(0.34)%	78%
$7.74	(14.00)%	$370,597	2.64%	2.64%	2.22%	(0.74)%	136%
$9.00	2.84%	$433,225	2.56%	2.56%	2.23%	(0.96)%	110%
$9.45	(0.51)%	$469,478	2.73%	2.73%	2.23%	(1.31)%	261%
$9.74	9.02%	$103,504	2.68%	2.67%	2.23%	(1.66)%	208%
$9.74	7.03%	$84,480	3.96%	3.91%	2.23%	(1.75)%	204%

$7.35	(6.01)%	$207,630	2.46%	2.43%	1.87%	0.71%	78%
$7.82	(13.69)%	$324,871	2.29%	2.29%	1.87%	(0.37)%	136%
$9.06	3.19%	$610,652	2.20%	2.20%	1.87%	(0.61)%	110%
$9.51	(0.10)%	$622,862	2.38%	2.38%	1.88%	(0.94)%	261%
$9.76	9.44%	$100,959	2.33%	2.32%	1.88%	(1.29)%	208%
$9.75	6.19%	$35,228	3.21%	3.14%	1.88%	(3.41)%	204%

$5.99	6.02%	$105,063	1.07%	0.99%	0.99%	1.22%	0%
$5.65	(17.58)%	$96,393	0.99%	0.97%	0.97%	0.71%	0%
$6.90	10.41%	$87,863	1.05%	0.99%	0.99%	(0.27)%	0%
$6.25	16.58%	$93,849	1.04%	0.96%	0.96%	(0.65)%	0%
$5.62	(19.48)%	$71,321	1.14%	0.94%	0.94%	(0.88)%	0%
$6.98	(15.80)%	$46,443	1.34%	1.01%	1.01%	(1.00)%	0%

$5.91	5.91%	$14,355	1.32%	1.24%	1.24%	0.97%	0%
$5.58	(17.82)%	$17,457	1.27%	1.25%	1.25%	0.45%	0%
$6.81	10.20%	$7,559	1.31%	1.25%	1.25%	(0.50)%	0%
$6.18	16.16%	$7,214	1.33%	1.25%	1.25%	(0.97)%	0%
$5.57	(19.74)%	$2,083	1.48%	1.25%	1.25%	(1.21)%	0%
$6.94	(16.08)%	$4,764	1.59%	1.26%	1.26%	(1.25)%	0%

$6.01	6.18%	$129,678	0.98%	0.90%	0.90%	1.31%	0%
$5.66	(17.60)%	$156,433	0.93%	0.90%	0.90%	0.80%	0%
$6.92	10.55%	$110,467	0.96%	0.90%	0.90%	(0.16)%	0%
$6.26	16.61%	$102,156	0.98%	0.90%	0.90%	(0.63)%	0%
$5.63	(19.46)%	$29,122	1.11%	0.90%	0.90%	(0.85)%	0%
$6.99	(18.72)%	$15,482	1.31%	0.90%	0.90%	(0.89)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR RISK PARITY II HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$7.31	0.03	1.65	1.68	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$8.88	0.07	(1.02)	(0.95)	(0.34)	(0.28)	—	(0.62)
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.42	(0.02)	1.59	1.57	(0.04)	(1.07)	—	(1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016	$7.79	(0.02)	1.01	0.99	(0.12)	(0.24)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.55	(0.08)	(1.19)	(1.27)	(0.03)	(0.46)	—	(0.49)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.87	(0.03)	0.95	0.92	(0.06)	(1.18)	—	(1.24)
AQR RISK PARITY II HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$7.32	0.03	1.64	1.67	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$8.85	0.04	(1.00)	(0.96)	(0.29)	(0.28)	—	(0.57)
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.43	0.21	1.32	1.53	(0.04)	(1.07)	—	(1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016	$7.80	(0.04)	1.00	0.96	(0.09)	(0.24)	—	(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.56	(0.10)	(1.20)	(1.30)	—	(0.46)	—	(0.46)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.86	(0.04)	0.93	0.89	(0.01)	(1.18)	—	(1.19)
AQR RISK PARITY II HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$7.31	0.04	1.64	1.68	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$8.88	0.08	(1.02)	(0.94)	(0.35)	(0.28)	—	(0.63)
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.41	(0.13)	1.71	1.58	(0.04)	(1.07)	—	(1.11)
FOR THE YEAR ENDED DECEMBER 31, 2016	$7.78	(0.00)[6]	0.99	0.99	(0.12)	(0.24)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.55	(0.03)	(1.25)	(1.28)	(0.03)	(0.46)	—	(0.49)
FOR THE PERIOD 9/02/14[10]—12/31/14	$11.37	(0.05)	(0.53)[9]	(0.58)	(0.06)	(1.18)	—	(1.24)
AQR RISK PARITY II MV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$8.45	0.07	1.22	1.29	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.26	0.09	(0.69)	(0.60)	(0.10)	(0.11)	—	(0.21)
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.98	0.02	1.08	1.10	(0.02)	(0.80)	—	(0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016	$8.51	(0.02)	0.84	0.82	(0.09)	(0.26)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.90	(0.08)	(0.79)	(0.87)	(0.02)	(0.50)	—	(0.52)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.02	(0.04)	0.65	0.61	(0.02)	(0.71)	—	(0.73)
AQR RISK PARITY II MV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$8.40	0.04	1.23	1.27	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.20	0.07	(0.68)	(0.61)	(0.08)	(0.11)	—	(0.19)
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.95	(0.05)	1.12	1.07	(0.02)	(0.80)	—	(0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016	$8.49	(0.04)	0.82	0.78	(0.06)	(0.26)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.10)	(0.78)	(0.88)	—	(0.50)	—	(0.50)
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.99	(0.06)	0.65	0.59	—	(0.71)	—	(0.71)
AQR RISK PARITY II MV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$8.45	0.06	1.24	1.30	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.26	0.10	(0.69)	(0.59)	(0.11)	(0.11)	—	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2017	$8.97	0.04	1.07	1.11	(0.02)	(0.80)	—	(0.82)
FOR THE YEAR ENDED DECEMBER 31, 2016	$8.51	(0.01)	0.83	0.82	(0.10)	(0.26)	—	(0.36)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.89	(0.07)	(0.78)	(0.85)	(0.03)	(0.50)	—	(0.53)
FOR THE PERIOD 9/02/14[10]—12/31/14	$11.00	(0.04)	(0.33)[9]	(0.37)	(0.03)	(0.71)	—	(0.74)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.99	22.98%	$24,303	2.49%	1.72%	1.11%	0.86%	73%
$7.31	(10.76)%	$20,457	2.06%	1.63%	1.10%	0.85%	19%
$8.88	19.03%	$38,689	1.66%	1.34%	1.11%	(0.21)%	45%
$8.42	12.77%	$46,127	1.61%	1.23%	1.11%	(0.26)%	68%
$7.79	(13.33)%	$40,890	1.43%	1.13%	1.08%	(0.83)%	184%
$9.55	9.23%	$42,279	1.54%	1.20%	1.15%	(0.28)%	108%

$8.99	22.81%	$4,468	2.78%	2.01%	1.40%	0.62%	73%
$7.32	(10.92)%	$4,126	2.32%	1.92%	1.40%	0.47%	19%
$8.85	18.52%	$18,472	1.92%	1.63%	1.39%	2.36%	45%
$8.43	12.47%	$6,583	1.89%	1.52%	1.39%	(0.51)%	68%
$7.80	(13.64)%	$5,493	1.77%	1.45%	1.40%	(1.04)%	184%
$9.56	9.02%	$7,834	1.86%	1.45%	1.40%	(0.37)%	108%

$8.99	22.98%	$888	2.42%	1.65%	1.05%	1.03%	73%
$7.31	(10.68)%	$770	2.04%	1.58%	1.05%	0.94%	19%
$8.88	19.17%	$765	1.62%	1.28%	1.05%	(1.47)%	45%
$8.41	12.85%	$2,836	1.55%	1.17%	1.05%	(0.06)%	68%
$7.78	(13.42)%	$2,413	1.43%	1.11%	1.05%	(0.36)%	184%
$9.55	(5.10)%	$95	1.47%	1.10%	1.05%	(1.49)%	108%

$9.74	15.27%	$106,264	1.15%	0.95%	0.95%	1.50%	85%
$8.45	(6.44)%	$63,972	1.15%	0.94%	0.94%	1.01%	20%
$9.26	12.36%	$78,000	1.15%	0.93%	0.93%	0.26%	39%
$8.98	9.66%	$78,873	1.15%	0.94%	0.94%	(0.24)%	58%
$8.51	(8.77)%	$85,918	1.10%	0.93%	0.93%	(0.80)%	159%
$9.90	6.04%	$106,473	1.12%	0.95%	0.95%	(0.34)%	128%

$9.67	15.12%	$2,538	1.41%	1.20%	1.20%	0.98%	85%
$8.40	(6.66)%	$2,221	1.41%	1.20%	1.20%	0.78%	20%
$9.20	12.07%	$2,784	1.43%	1.20%	1.20%	(0.55)%	39%
$8.95	9.25%	$5,659	1.41%	1.20%	1.20%	(0.41)%	58%
$8.49	(8.94)%	$4,242	1.38%	1.20%	1.20%	(0.99)%	159%
$9.87	5.87%	$7,795	1.44%	1.20%	1.20%	(0.54)%	128%

$9.75	15.38%	$746	1.06%	0.85%	0.85%	1.31%	85%
$8.45	(6.34)%	$694	1.06%	0.85%	0.85%	1.10%	20%
$9.26	12.49%	$679	1.07%	0.85%	0.85%	0.42%	39%
$8.97	9.64%	$608	1.07%	0.85%	0.85%	(0.06)%	58%
$8.51	(8.59)%	$99	1.03%	0.85%	0.85%	(0.68)%	159%
$9.89	(3.44)%	$97	1.03%	0.85%	0.85%	(1.13)%	128%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$9.02	0.02	(0.50)	(0.48)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$10.38	0.01	(1.28)	(1.27)	(0.09)	—	—	(0.09)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.92	(0.07)	1.27	1.20	(0.74)	—	—	(0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.14	(0.12)	0.07	(0.05)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.86	(0.14)	1.01	0.87	(0.56)	(0.03)	—	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.10)	1.24	1.14	(1.16)	(0.30)	—	(1.46)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$9.00	0.01	(0.49)	(0.48)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$10.35	(0.02)	(1.28)	(1.30)	(0.05)	—	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.89	(0.13)	1.30	1.17	(0.71)	—	—	(0.71)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.14	(0.15)	0.07	(0.08)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.17)	1.02	0.85	(0.55)	(0.03)	—	(0.58)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.16)	1.28	1.12	(1.13)	(0.30)	—	(1.43)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$9.03	0.03	(0.50)	(0.47)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$10.41	0.02	(1.30)	(1.28)	(0.10)	—	—	(0.10)
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.94	(0.07)	1.28	1.21	(0.74)	—	—	(0.74)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.15	(0.11)	0.07	(0.04)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2015	$9.87	(0.14)	1.02	0.88	(0.57)	(0.03)	—	(0.60)
FOR THE PERIOD 9/02/14[10]—12/31/14	$10.35	(0.07)	0.86	0.79	(1.16)	(0.11)	—	(1.27)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$10.01	0.09	(0.29)	(0.20)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$10.57	0.10	(0.65)	(0.55)	(0.01)	—	—	(0.01)
FOR THE YEAR ENDED DECEMBER 31, 2017	$10.41	(0.00)[6]	0.71	0.71	(0.55)	—	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.39	(0.06)	0.13	0.07	(0.03)	(0.02)	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.18	(0.08)	0.49	0.41	(0.17)	(0.03)	—	(0.20)
FOR THE PERIOD 9/17/14[8]—12/31/14	$10.00	(0.02)	0.32	0.30	(0.09)	(0.03)	—	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$9.95	0.07	(0.28)	(0.21)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$10.53	0.07	(0.65)	(0.58)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$10.37	(0.05)	0.72	0.67	(0.51)	—	—	(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.39	(0.08)	0.11	0.03	(0.03)	(0.02)	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.17	(0.09)	0.48	0.39	(0.14)	(0.03)	—	(0.17)
FOR THE PERIOD 9/17/14[8]—12/31/14	$10.00	(0.03)	0.32	0.29	(0.09)	(0.03)	—	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$10.02	0.09	(0.28)	(0.19)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$10.59	0.10	(0.65)	(0.55)	(0.02)	—	—	(0.02)
FOR THE YEAR ENDED DECEMBER 31, 2017	$10.42	(0.00)[6]	0.72	0.72	(0.55)	—	—	(0.55)
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.40	(0.05)	0.12	0.07	(0.03)	(0.02)	—	(0.05)
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.17	(0.05)	0.48	0.43	(0.17)	(0.03)	—	(0.20)
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.01)	0.31	0.30	(0.10)	(0.03)	—	(0.13)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.54	(5.32)%	$1,486,437	2.44%	2.41%	1.48%	0.53%	84%
$9.02	(12.26)%	$1,759,075	2.25%	2.24%	1.47%	0.09%	345%
$10.38	11.94%	$2,956,926	2.22%	2.21%	1.49%	(0.70)%	140%
$9.92	(0.47)%	$2,263,101	2.26%	2.24%	1.49%	(1.20)%	114%
$10.14	8.76%	$1,341,232	2.29%	2.25%	1.48%	(1.39)%	138%
$9.86	11.30%	$387,666	2.56%	2.56%	1.50%	(0.95)%	145%

$8.52	(5.33)%	$68,185	2.71%	2.68%	1.75%	0.28%	84%
$9.00	(12.60)%	$82,850	2.51%	2.50%	1.74%	(0.22)%	345%
$10.35	11.67%	$177,319	2.49%	2.47%	1.75%	(1.23)%	140%
$9.89	(0.76)%	$188,647	2.53%	2.50%	1.75%	(1.46)%	114%
$10.14	8.50%	$92,947	2.56%	2.52%	1.75%	(1.65)%	138%
$9.87	11.08%	$26,594	2.92%	2.81%	1.75%	(1.50)%	145%

$8.56	(5.20)%	$1,280,601	2.36%	2.33%	1.40%	0.62%	84%
$9.03	(12.32)%	$1,459,422	2.18%	2.17%	1.40%	0.21%	345%
$10.41	12.10%	$1,613,182	2.14%	2.12%	1.40%	(0.65)%	140%
$9.94	(0.37)%	$1,349,866	2.18%	2.15%	1.40%	(1.08)%	114%
$10.15	8.80%	$394,568	2.21%	2.17%	1.40%	(1.37)%	138%
$9.87	7.67%	$74,872	2.57%	2.46%	1.40%	(1.94)%	145%

$9.81	(2.00)%	$250,690	1.35%	1.30%	0.82%	1.75%	87%
$10.01	(5.21)%	$407,402	1.17%	1.17%	0.83%	0.99%	191%
$10.57	6.74%	$336,047	1.23%	1.22%	0.83%	(0.00)%	136%
$10.41	0.65%	$251,496	1.22%	1.19%	0.83%	(0.54)%	106%
$10.39	4.02%	$152,172	1.46%	1.11%	0.79%	(0.80)%	213%
$10.18	3.07%	$28,094	1.49%[7]	1.01%	0.85%	(0.68)%	191%

$9.74	(2.11)%	$9,701	1.63%	1.58%	1.10%	1.35%	87%
$9.95	(5.51)%	$21,871	1.44%	1.44%	1.10%	0.63%	191%
$10.53	6.46%	$35,465	1.50%	1.49%	1.10%	(0.48)%	136%
$10.37	0.26%	$42,514	1.48%	1.45%	1.10%	(0.78)%	106%
$10.39	3.85%	$13,444	1.90%	1.41%	1.09%	(0.91)%	213%
$10.17	2.94%	$8,577	1.92%[7]	1.32%	1.10%	(0.91)%	191%

$9.83	(1.90)%	$47,174	1.28%	1.23%	0.75%	1.90%	87%
$10.02	(5.23)%	$51,934	1.10%	1.10%	0.75%	0.98%	191%
$10.59	6.90%	$94,055	1.15%	1.14%	0.75%	(0.01)%	136%
$10.42	0.65%	$90,570	1.14%	1.11%	0.75%	(0.45)%	106%
$10.40	4.23%	$22,176	1.57%	1.08%	0.75%	(0.50)%	213%
$10.17	2.98%	$23,695	1.75%[7]	1.00%	0.75%	(0.32)%	191%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR VOLATILITY RISK PREMIUM FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$9.54	0.09	0.62	0.71	—	—	—	—
FOR THE PERIOD 11/01/18[8]—12/31/18	$10.00	0.02	(0.45)	(0.43)	(0.03)	—	—	(0.03)
AQR VOLATILITY RISK PREMIUM FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$9.54	0.07	0.62	0.69	—	—	—	—
FOR THE PERIOD 11/01/18[8]—12/31/18	$10.00	0.01	(0.45)	(0.44)	(0.02)	—	—	(0.02)
AQR VOLATILITY RISK PREMIUM FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$9.54	0.09	0.62	0.71	—	—	—	—
FOR THE PERIOD 11/01/18[8]—12/31/18	$10.00	0.02	(0.45)	(0.43)	(0.03)	—	—	(0.03)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.25	7.44%	$1,572	2.97%[7]	0.68%	0.68%	1.78%	60%
$9.54	(4.34)%	$1,065	2.63%[7]	0.76%	0.75%	1.14%	18%

$10.23	7.23%	$1,025	3.24%[7]	0.95%	0.95%	1.49%	60%
$9.54	(4.38)%	$955	2.88%[7]	1.00%	1.00%	0.89%	18%

$10.25	7.44%	$9,396	2.94%[7]	0.65%	0.65%	1.79%	60%
$9.54	(4.32)%	$8,745	2.53%[7]	0.65%	0.65%	1.24%	18%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Financial Highlights	June 30, 2019 (Unaudited)

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Amount is less than $.005 per share
[7]	Certain expenses incurred by the Fund were not annualized for the period.
[8]	Commencement of operations.
[9]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

[10]	Commencement of offering of shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2019, the Trust consists of thirty-nine active series, thirteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund (formerly known as AQR Risk Parity Fund), AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund, AQR Style Premia Alternative LV Fund and AQR Volatility Risk Premium Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund and AQR Volatility Risk Premium Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.

2. Consolidation of Subsidiaries

The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows and the Financial Highlights of the AQR Global Macro Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd. (formerly known as AQR Risk Parity Offshore Fund Ltd.), AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	SUBSIDIARY NET ASSETS AT JUNE 30, 2019	% OF TOTAL ASSETS AT JUNE 30, 2019
AQR Global Macro Offshore Fund Ltd	$6,511,344	20.3%
AQR Multi-Asset Offshore Fund Ltd.	18,633,634	6.8%
AQR Multi-Strategy Alternative Offshore Fund Ltd.	99,718,410	9.7%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	55,998,830	22.5%
AQR Risk Parity II HV Offshore Fund Ltd.	6,812,177	17.0%
AQR Risk Parity II MV Offshore Fund Ltd.	15,860,121	14.3%
AQR Style Premia Alternative Offshore Fund Ltd.	673,747,138	8.8%
AQR Style Premia Alternative LV Offshore Fund Ltd.	71,239,387	13.9%

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain prior period amounts have been reclassified to reflect current period presentation.

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30, 2019, the Funds had no examinations in progress.

For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section 2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.

Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

As of June 30, 2019, AQR Diversified Arbitrage Fund’s unfunded commitments were as follows:

BORROWER	COMMITMENT AMOUNT
DEMC, Ltd Class A-2	$489,352
Nexstar	5,000,000
Project Monarch	10,000,000

The Fund has no unrealized gain or loss on the unfunded commitment.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

Fund
AQR Alternative Risk Premia Fund	$908,551
AQR Diversified Arbitrage Fund	474,635
AQR Equity Market Neutral Fund	938,188
AQR Long-Short Equity Fund	1,989,499
AQR Multi-Asset Fund	54,883
AQR Multi-Strategy Alternative Fund	1,132,251
AQR Style Premia Alternative Fund	3,008,866
AQR Style Premia Alternative LV Fund	202,309

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income

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Notes to Financial Statements	June 30, 2019 (Unaudited)

on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities and Foreign Government Securities with a maturity greater than 90 days in the amount of $29,517,519 and $4,820,702 for AQR Multi-Asset Fund and AQR Risk Parity II HV Fund, respectively.

Options: Certain Funds may write and purchase put and call options. When a Fund writes a premium-style option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When a premium-style option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

The maximum financial exposure for premium-style written put options is limited to the number of contracts written and the related strike prices. The number contracts, strike price, and expiration date for each written put option contract is disclosed in each respective Fund’s Schedule of Investments, as applicable.

Certain Funds may write options on futures contracts. Written options on a futures contract may be traditional premium-style option contracts or a futures-style option contracts. Futures-style option contracts are accounted for similar to futures contracts due to similar characteristics, including but not limited to the requirement to post initial margin, daily variation margin, and the lack of an upfront premium. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures and futures-style options contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR ALTERNATIVE RISK PREMIA FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$239,741,596	$126,920,030	$—	$366,661,626
Short-Term Investments	181,414,669	92,478,822	—	273,893,491
Witten Options (Futures Style)*	47,483	—	—	47,483
Futures Contracts*	7,009,159	—	—	7,009,159
Forward Foreign Currency Exchange Contracts*	—	4,168,009	—	4,168,009
Total Return Swaps Contracts*	—	50,782	—	50,782

Total Assets	$428,212,907	$223,617,643	$—	$651,830,550

LIABILITIES
Common Stocks (Sold Short)†	$(210,335,721)	$(103,384,624)	$—	$(313,720,345)
Written Options (Premium Style)*	(1,357,101)	—	—	(1,357,101)
Written Options (Future Style)*	(206,764)	—	—	(206,764)
Futures Contracts*	(3,041,215)	—	—	(3,041,215)
Forward Foreign Currency Exchange Contracts*	—	(6,076,802)	—	(6,076,802)
Total Return Swaps Contracts*	—	(111,430)	—	(111,430)

Total Liabilities	$(214,940,801)	$(109,572,856)	$—	$(324,513,657)

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Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$168,081,600	$41,802,227	$6,597,213		$216,481,040
Convertible Preferred Stocks	—	15,122,638	—		15,122,638
Corporate Bonds	—	30,308,667	1,870,450		32,179,117
Convertible Bonds	—	143,878,520	100,813		143,979,333
Closed End Funds	10,799,324	—	—		10,799,324
Loan Participations	—	3,230,016	—		3,230,016
Preferred Stocks	3,316,254	1,390,293	—	(a)	4,706,547
Rights	999,600	415,000	240,461		1,655,061
Securities in Litigation	—	—	445,255		445,255
Warrants	10,806,449	1,602,276	990,755		13,399,480
Short-Term Investments	127,256,026	26,249,571	—		153,505,597
Forward Foreign Currency Exchange Contracts*	—	100,824	—		100,824
Total Return Basket Swaps Contracts*	—	2,514,044	—		2,514,044

Total Assets	$321,259,253	$266,614,076	$10,244,947		$598,118,276

LIABILITIES
Common Stocks (Sold Short)	$(152,532,052)	$(1,387,935)	$—	(a)	$(153,919,987)
Convertible Bonds (Sold Short)	—	(14,079,936)	—		(14,079,936)
Futures Contracts*	(1,304,387)	—	—		(1,304,387)
Forward Foreign Currency Exchange Contracts*	—	(190,797)	—		(190,797)
Credit Default Swap Contracts*	—	(978,406)	—		(978,406)
Total Return Basket Swaps Contracts*	—	(6,144,194)	—		(6,144,194)

Total Liabilities	$(153,836,439)	$(22,781,268)	$—	(a)	$(176,617,707)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$23,723,646	$165,029,107	$—		$188,752,753
Short-Term Investments	110,616,050	390,661,982	—		501,278,032
Forward Foreign Currency Exchange Contracts*	—	466,910	—		466,910

Total Assets	$134,339,696	$556,157,999	$—		$690,497,695

LIABILITIES
Common Stocks (Sold Short)†	$(23,684,112)	$(117,699,330)	$—		$(141,383,442)
Forward Foreign Currency Exchange Contracts*	—	(1,379,568)	—		(1,379,568)
Total Return Basket Swaps Contracts*	—	(61,075,929)	—		(61,075,929)

Total Liabilities	$(23,684,112)	$(180,154,827)	$—		$(203,838,939)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Short-Term Investments	$11,316,650	$13,731,874	$—		$25,048,524
Futures Contracts*	557,483	—	—		557,483
Forward Foreign Currency Exchange Contracts*	—	556,535	—		556,535
Interest Rate Swap Contracts*	—	1,921,096	—		1,921,096
Total Return Swaps Contracts*	—	41,311	—		41,311

Total Assets	$11,874,133	$16,250,816	$—		$28,124,949

LIABILITIES
Futures Contracts*	$(342,155)	$—	$—		$(342,155)
Forward Foreign Currency Exchange Contracts*	—	(691,413)	—		(691,413)
Interest Rate Swap Contracts*	—	(1,278,938)	—		(1,278,938)
Total Return Swaps Contracts*	—	(46,161)	—		(46,161)

Total Liabilities	$(342,155)	$(2,016,512)	$—		$(2,358,667)

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$646,846,648	$121,286,614	$—	$768,133,262
Short-Term Investments	381,401,777	811,069,716	—	1,192,471,493
Futures Contracts*	11,588,521	—	—	11,588,521
Forward Foreign Currency Exchange Contracts*	—	4,128,314	—	4,128,314
Total Return Basket Swaps Contracts*	—	1,526,312	—	1,526,312
Total Return Swaps Contracts*	—	332,163	—	332,163

Total Assets	$1,039,836,946	$938,343,119	$—	$1,978,180,065

LIABILITIES
Common Stocks (Sold Short)†	$(494,371,021)	$(70,951,812)	$—	$(565,322,833)
Forward Foreign Currency Exchange Contracts*	—	(1,576,268)	—	(1,576,268)
Total Return Basket Swaps Contracts*	—	(113,197,830)	—	(113,197,830)
Total Return Swaps Contracts*	—	(272,871)	—	(272,871)

Total Liabilities	$(494,371,021)	$(185,998,781)	$—	$(680,369,802)

AQR MULTI-ASSET FUND (FORMERLY KNOWN AS AQR RISK PARITY FUND)	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$65,001,239	$32,016,515	$—	$97,017,754
Foreign Government Securities	—	18,709,544	—	18,709,544
U.S. Treasury Obligations	—	25,489,680	—	25,489,680
Short-Term Investments	39,863,266	38,443,721	—	78,306,987
Futures Contracts*	5,326,524	—	—	5,326,524
Forward Foreign Currency Exchange Contracts*	—	2,104,851	—	2,104,851
Total Return Swaps Contracts*	—	433,857	—	433,857

Total Assets	$110,191,029	$117,198,168	$—	$227,389,197

LIABILITIES
Common Stocks (Sold Short)†	$(16,426,952)	$(6,671,658)	$—	$(23,098,610)
Reverse Repurchase Agreements	—	(20,463,679)	—	(20,463,679)
Futures Contracts*	(1,591,607)	—	—	(1,591,607)
Forward Foreign Currency Exchange Contracts*	—	(2,176,291)	—	(2,176,291)
Total Return Swaps Contracts*	—	(619,795)	—	(619,795)

Total Liabilities	$(18,018,559)	$(29,931,423)	$—	$(47,949,982)

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$21,906,997	$—	$4,044,368	$25,951,365
Convertible Preferred Stocks†	—	55,661,307	—	55,661,307
Corporate Bonds†	—	—	253,076	253,076
Convertible Bonds†	—	282,960,569	193,734	283,154,303
Preferred Stocks†	—	1,540,455	—	1,540,455
Short-Term Investments	438,132,668	40,305,780	—	478,438,448
Witten Options (Futures Style)*	12,729	—	—	12,729
Futures Contracts*	7,700,514	—	—	7,700,514
Forward Foreign Currency Exchange Contracts*	—	16,447,286	—	16,447,286
Credit Default Swap Contracts*	—	655,387	—	655,387
Total Return Basket Swaps Contracts*	—	3,506,131	—	3,506,131
Total Return Swaps Contracts*	—	886,014	—	886,014

Total Assets	$467,752,908	$401,962,929	$4,491,178	$874,207,015

LIABILITIES
Common Stocks (Sold Short)†	$(229,391,611)	$—	$—	$(229,391,611)
Convertible Bonds (Sold Short)†	—	(19,314,480)	—	(19,314,480)
Written Options (Premium Style)*	(674,617)	—	—	(674,617)
Written Options (Future Style)*	(61,746)	—	—	(61,746)
Futures Contracts*	(5,354,609)	—	—	(5,354,609)
Forward Foreign Currency Exchange Contracts*	—	(18,616,649)	—	(18,616,649)
Credit Default Swap Contracts*	—	(3,857,031)	—	(3,857,031)
Total Return Basket Swaps Contracts*	—	(53,989,816)	—	(53,989,816)
Total Return Swaps Contracts*	—	(1,463,356)	—	(1,463,356)

Total Liabilities	$(235,482,583)	$(97,241,332)	$—	$(332,723,915)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$127,890,273	$101,158,669	$—	$229,048,942
Futures Contracts*	17,207,490	—	—	17,207,490
Total Return Swaps Contracts*	—	4,432,190	—	4,432,190

Total Assets	$145,097,763	$105,590,859	$—	$250,688,622

LIABILITIES
Futures Contracts*	$(10,380,013)	$—	$—	$(10,380,013)
Total Return Swaps Contracts*	—	(5,606,369)	—	(5,606,369)

Total Liabilities	$(10,380,013)	$(5,606,369)	$—	$(15,986,382)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$7,697,581	$—	$7,697,581
U.S. Treasury Obligations	—	9,224,361	—	9,224,361
Short-Term Investments	9,522,502	5,891,932	—	15,414,434
Futures Contracts*	1,568,056	—	—	1,568,056
Forward Foreign Currency Exchange Contracts*	—	74,037	—	74,037
Total Return Swaps Contracts*	—	43,029	—	43,029

Total Assets	$11,090,558	$22,930,940	$—	$34,021,498

LIABILITIES
Reverse Repurchase Agreements	$—	$(4,766,116)	$—	$(4,766,116)
Futures Contracts*	(235,969)	—	—	(235,969)
Forward Foreign Currency Exchange Contracts*	—	(137,456)	—	(137,456)
Total Return Swaps Contracts*	—	(1,566)	—	(1,566)

Total Liabilities	$(235,969)	$(4,905,138)	$—	$(5,141,107)

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$18,406,512	$—	$18,406,512
U.S. Treasury Obligations	—	22,010,385	—	22,010,385
Short-Term Investments	41,036,500	23,756,109	—	64,792,609
Futures Contracts*	3,685,481	—	—	3,685,481
Forward Foreign Currency Exchange Contracts*	—	11,517	—	11,517
Total Return Swaps Contracts*	—	298,467	—	298,467

Total Assets	$44,721,981	$64,482,990	$—	$109,204,971

LIABILITIES
Futures Contracts*	$(468,396)	$—	$—	$(468,396)
Forward Foreign Currency Exchange Contracts*	—	(165,353)	—	(165,353)
Total Return Swaps Contracts*	—	(157,407)	—	(157,407)

Total Liabilities	$(468,396)	$(322,760)	$—	$(791,156)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$1,335,936,152	$252,847,412	$—	$1,588,783,564
Short-Term Investments	1,584,080,717	578,732,646	—	2,162,813,363
Futures Contracts*	92,740,200	—	—	92,740,200
Forward Foreign Currency Exchange Contracts*	—	37,644,628	—	37,644,628
Total Return Basket Swaps Contracts*	—	27,815,693	—	27,815,693
Total Return Swaps Contracts*	—	8,310,546	—	8,310,546

Total Assets	$3,012,757,069	$905,350,925	$—	$3,918,107,994

LIABILITIES
Common Stocks (Sold Short)†	$(948,867,900)	$(122,182,262)	$(2)	$(1,071,050,164)
Futures Contracts*	(105,840,848)	—	—	(105,840,848)
Forward Foreign Currency Exchange Contracts*	—	(57,904,232)	—	(57,904,232)
Total Return Basket Swaps Contracts*	—	(79,412,169)	—	(79,412,169)
Total Return Swaps Contracts*	—	(1,178,508)	—	(1,178,508)

Total Liabilities	$(1,054,708,748)	$(260,677,171)	$(2)	$(1,315,385,921)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$9,359,711	$73,903,112	$—	$83,262,823
Short-Term Investments	207,348,325	71,530,629	—	278,878,954
Futures Contracts*	5,247,017	—	—	5,247,017
Forward Foreign Currency Exchange Contracts*	—	1,941,363	—	1,941,363
Total Return Basket Swaps Contracts*	—	610,220	—	610,220
Total Return Swaps Contracts*	—	382,873	—	382,873

Total Assets	$221,955,053	$148,368,197	$—	$370,323,250

LIABILITIES
Common Stocks (Sold Short)†	$(9,333,568)	$(59,174,987)	$—	$(68,508,555)
Futures Contracts*	(5,935,049)	—	—	(5,935,049)
Forward Foreign Currency Exchange Contracts*	—	(3,206,734)	—	(3,206,734)
Total Return Basket Swaps Contracts*	—	(3,334,628)	—	(3,334,628)
Total Return Swaps Contracts*	—	(64,145)	—	(64,145)

Total Liabilities	$(15,268,617)	$(65,780,494)	$—	$(81,049,111)

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR VOLATILITY RISK PREMIUM FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$3,727,730	$2,087,999	$—	$5,815,729
Rights†	—	104	—	104
Short-Term Investments	5,148,743	—	—	5,148,743
Witten Options (Futures Style)*	2,814	—	—	2,814
Futures Contracts*	37,122	—	—	37,122

Total Assets	$8,916,409	$2,088,103	$—	$11,004,512

LIABILITIES
Written Options (Premium Style)*	$(114,945)	$—	$—	$(114,945)
Written Options (Future Style)*	(19,631)	—	—	(19,631)
Futures Contracts*	(4,360)	—	—	(4,360)

Total Liabilities	$(138,936)	$—	$—	$(138,936)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and purchased options and written options are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS		RIGHTS	WARRANTS	SECURITIES IN LITIGATION	SHORT COMMON STOCKS
Balance as of December 31, 2018	$1,793,755	$1,295,689	$98,239	$737,083		$168,578	$930,053	$434,209	$—	(a)
Accrued discounts/(premiums)	—	243,409	3,025	—		—	—	—	—
Realized gain/(loss)	—	28,506	—	2,286,657		—	275,125	—	—
Change in unrealized appreciation/(depreciation)	110,390	(500,866)	(5,666)	123,217		(40,892)	234,887	11,046	—
Purchases[1]	63,243	939,070	5,215	—		—	—	—	—
Sales[2]	—	(28,507)	—	(3,146,957)		—	(275,125)	—	—
Transfers in to Level 3	4,629,825	—	—	—		112,775	658,826	—	—
Transfers out of Level 3	—	(106,851)	—	—		—	(833,011)	—	—
Balance as of June 30, 2019	$6,597,213	$1,870,450	$100,813	$—	(a)	$240,461	$990,755	$445,255	$—	(a)
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2019	$110,260	$(208,342)	$(1,989)	$—		$(40,892)	$302,310	$11,046	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	COMMON STOCKS	CORPORATE BONDS	CONVERTIBLE BONDS
Balance as of December 31, 2018	$428,775	$242,059	$185,300
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	203,934	11,017	8,434
Purchases[1]	3,411,659	—	—
Sales[2]	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2019	$4,044,368	$253,076	$193,734
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2019	$203,934	$11,017	$8,434

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended June 30, 2019 for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund :

Quantitative Information about Level 3 Fair Value Measurements*

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE***

Common Stock	$1,445,423	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	20.97%—38.41%	23.15%
			EBITDA Multiple	5.75x to 6.75x	N/A
	$1,233,848	Probability Weighted Expected Return	Discount for Lack of Marketability**	9.10%—35.00%	17.08%
			Discount Rate	6.00%	6.00%
			Equity Cost of Capital	47.50%	N/A
			Legal Fees (% of potential proceeds)	-9.15%	N/A
			Scenario Probability	5.00%—90.00%	33.33%
			Term	0.47 to 3.00 years	N/A

Convertible Bonds	$13,381	Liquidation Analysis	Discount Rate	9.50%	N/A
			Term	2.51 years	N/A

Corporate Bonds	$870,346	Liquidation Analysis	Discount for Lack of Marketability**	10.00%	N/A
			Discount Rate	9.50%—17.20%	12.93%
			Term	1.51 to 2.51 years	N/A

Rights	$184,641	Probability Weighted Expected Return	Discount for Lack of Marketability**	19.09%—30.82%	23.50%
			Equity Cost of Capital	20.00%	N/A
			Scenario Probability	0.00%—70.00%	44.48%
			Weighted Average Cost of Capital	27.50%	N/A

Securities in Litigation	$444,741	Liquidation Analysis	Discount for Lack of Marketability**	30.00%	N/A
			Discount Rate	6.00%	N/A
			Future Fundings as % of Expected Proceeds	48.54%	N/A
			Recovery Probability	50.00%	N/A
			Term	3.75 years	N/A

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENT TYPE	TOTAL FAIR VALUE	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE***
Common Stock	$4,044,368	Probability Weighted Expected Return	Discount for Lack of Marketability	9.10%—35.00%	12.78%
			Discount Rate	6.00%	N/A
			Term	0.47 to 1.63 years	N/A

Convertible Bonds	$193,734	Liquidation Analysis	Discount Rate	9.50%	N/A
			Term	2.51 years	N/A

Corporate Bonds	$253,076	Liquidation Analysis	Discount Rate	9.50%	N/A
			Term	2.51 years	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2019, the value of these securities for the AQR Diversified Arbitrage Fund was $6,052,567. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
***	The weighted averages disclosed in the table above were weighted by relative fair value.

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments of AQR Style Premia Alternative Fund which are considered quantitatively insignificant for additional disclosure.

6. Federal Income Tax Matters

At June 30, 2019, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Alternative Risk Premia Fund	$281,403,470	$84,117,514	$(38,204,091)	$45,913,423
AQR Diversified Arbitrage Fund	454,756,966	55,379,939	(88,636,336)	(33,256,397)
AQR Equity Market Neutral Fund	511,823,401	56,359,694	(81,524,339)	(25,164,645)
AQR Global Macro Fund	25,693,479	2,047,427	(1,974,624)	72,803
AQR Long-Short Equity Fund	1,317,020,380	171,318,132	(190,528,249)	(19,210,117)
AQR Multi-Asset Fund	172,771,697	17,595,374	(10,927,856)	6,667,518
AQR Multi-Strategy Alternative Fund	613,820,054	114,769,000	(187,105,954)	(72,336,954)
AQR Risk-Balanced Commodities Strategy Fund	228,934,917	21,753,970	(15,986,647)	5,767,323
AQR Risk Parity II HV Fund	27,469,163	1,974,857	(563,629)	1,411,228
AQR Risk Parity II MV Fund	104,987,087	4,604,753	(1,178,025)	3,426,728
AQR Style Premia Alternative Fund	2,618,540,128	431,142,609	(446,960,664)	(15,818,055)
AQR Style Premia Alternative LV Fund	289,062,901	20,340,277	(20,129,039)	211,238
AQR Volatility Risk Premium Fund	10,284,914	662,905	(82,243)	580,662

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals. The Funds’ tax basis capital gains and losses are determined only at the end of the year.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

As of December 31, 2018, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:

FUND	SHORT-TERM	LONG TERM
AQR Alternative Risk Premia Fund	$26,776,669	$—
AQR Diversified Arbitrage Fund	57,429,966	239,641,463
AQR Equity Market Neutral Fund	35,310,741	—
AQR Long-Short Equity Fund	129,047,560	—
AQR Multi-Asset Fund	9,346,571	12,247,177
AQR Multi-Strategy Alternative Fund	52,486,468	176,341,618
AQR Risk-Balanced Commodities Strategy Fund	22,066	—
AQR Risk Parity II HV Fund	1,539,268	938,138
AQR Risk Parity II MV Fund	1,656,137	959,189
AQR Style Premia Alternative Fund	231,150,903	—
AQR Style Premia Alternative LV Fund	9,195,162	—
AQR Volatility Risk Premium Fund	116,296	—

7. Investment Transactions

During the period ended June 30, 2019, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Alternative Risk Premia Fund	$126,585,789	$121,464,375	$126,950,427	$146,868,177
AQR Diversified Arbitrage Fund	544,989,190	491,761,953	240,185,837	204,101,106
AQR Equity Market Neutral Fund	125,068,527	317,591,968	83,803,992	246,500,181
AQR Long-Short Equity Fund	546,982,607	916,423,395	419,869,241	656,544,969
AQR Multi-Asset Fund	216,194,019	196,779,076	42,141,259	20,949,144
AQR Multi-Strategy Alternative Fund	120,822,935	291,466,790	124,322,552	257,366,807
AQR Risk Parity II HV Fund	13,244,566	12,379,168	—	—
AQR Risk Parity II MV Fund	41,863,713	30,705,864	—	—
AQR Style Premia Alternative Fund	679,815,086	930,158,584	442,072,823	899,640,350
AQR Style Premia Alternative LV Fund	26,648,165	41,632,748	24,548,833	42,266,412
AQR Volatility Risk Premium Fund	3,193,064	2,891,201	—	—

During the period ended June 30, 2019, the Funds had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Diversified Arbitrage Fund	$6,884,133	$5,952,476	$122,009,957	$121,078,206
AQR Multi-Asset Fund	44,458,242	93,174,583	—	—
AQR Risk Parity II HV Fund	11,622,194	12,207,282	—	—
AQR Risk Parity II MV Fund	32,382,242	29,447,074	—	—

8. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at June 30, 2019.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES AND FUTURES- STYLE OPTIONS CONTRACTS*	SWAPS AT VALUE**	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES AND FUTURES- STYLE OPTIONS CONTRACTS*	SWAPS AT VALUE**	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Equity Risk Exposure:
AQR Alternative Risk Premia Fund	$1,466,027	$50,782	$—	$1,198,239	$111,430	$—	$901,960
AQR Diversified Arbitrage Fund	—	6,265,715	—	584,072	4,202,694	—	—
AQR Equity Market Neutral Fund	—	—	—	—	61,075,929	—	—
AQR Global Macro Fund	232,331	37,655	—	86,500	18,387	—	—
AQR Long-Short Equity Fund	11,588,521	1,858,475	—	—	113,470,701	—	—
AQR Multi-Asset Fund	466,557	5,194	—	18,969	4,699	—	—
AQR Multi-Strategy Alternative Fund	2,220,663	3,982,547	—	1,833,797	54,287,704	—	523,164
AQR Risk Parity II HV Fund	247,627	43,029	—	3,218	1,566	—	—
AQR Risk Parity II MV Fund	611,536	97,077	—	6,559	1,392	—	—
AQR Style Premia Alternative Fund	11,469,784	30,793,409	—	15,931,367	80,255,096	—	—
AQR Style Premia Alternative LV Fund	783,251	728,326	—	948,792	3,398,773	—	—
AQR Volitality Risk Premium Fund	5,317	—	—	4,360	—	—	76,381

Foreign Exchange Rate Risk Exposure:
AQR Alternative Risk Premia Fund	—	—	4,168,009	—	—	6,076,802	—
AQR Diversified Arbitrage Fund	—	—	100,824	—	—	190,797	—
AQR Equity Market Neutral Fund	—	—	466,910	—	—	1,379,568	—
AQR Global Macro Fund	—	—	556,535	—	—	691,413	—
AQR Long-Short Equity Fund	—	—	4,128,314	—	—	1,576,268	—
AQR Multi-Asset Fund	—	—	2,104,851	—	—	2,176,291	—
AQR Multi-Strategy Alternative Fund	—	—	16,447,286	—	—	18,616,649	—
AQR Risk Parity II HV Fund	—	—	74,037	—	—	137,456	—
AQR Risk Parity II MV Fund	—	—	11,517	—	—	165,353	—
AQR Style Premia Alternative Fund	—	—	37,644,628	—	—	57,904,232	—
AQR Style Premia Alternative LV Fund	—	—	1,941,363	—	—	3,206,734	—

Interest Rate Risk Exposure:
AQR Alternative Risk Premia Fund	5,590,615	—	—	2,049,740	—	—	455,141
AQR Diversified Arbitrage Fund	—	—	—	720,315	5,693,171	—	—
AQR Global Macro Fund	200,754	1,921,096	—	108,735	1,293,835	—	—
AQR Multi-Asset Fund	3,110,100	—	—	—	—	—	—
AQR Multi-Strategy Alternative Fund	4,304,798	—	—	1,521,294	53,156	—	151,453
AQR Risk Parity II HV Fund	839,395	—	—	—	—	—	—
AQR Risk Parity II MV Fund	2,042,522	5,772	—	—	—	—	—
AQR Style Premia Alternative Fund	74,132,718	—	—	63,307,825	—	—	—
AQR Style Premia Alternative LV Fund	4,066,128	—	—	3,454,312	—	—	—
AQR Volitality Risk Premium Fund	34,619	—	—	19,631	—	—	38,564

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	978,406	—	—
AQR Multi-Strategy Alternative Fund	—	655,387	—	—	3,857,031	—	—

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES AND FUTURES- STYLE OPTIONS CONTRACTS*	SWAPS AT VALUE**	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES AND FUTURES- STYLE OPTIONS CONTRACTS*	SWAPS AT VALUE**	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Commodity Risk Exposure:
AQR Global Macro Fund	$124,398	$3,656	$—	$146,920	$12,877	$—	$—
AQR Multi-Asset Fund	1,749,867	428,663	—	1,572,638	615,096	—	—
AQR Multi-Strategy Alternative Fund	1,187,782	409,598	—	2,061,264	1,112,312	—	—
AQR Risk-Balanced Commodities Strategy Fund	17,207,490	4,432,190	—	10,380,013	5,606,369	—	—
AQR Risk Parity II HV Fund	481,034	—	—	232,751	—	—	—
AQR Risk Parity II MV Fund	1,031,423	195,618	—	461,837	156,015	—	—
AQR Style Premia Alternative Fund	7,137,698	5,332,830	—	26,601,656	335,581	—	—
AQR Style Premia Alternative LV Fund	397,638	264,767	—	1,531,945	—	—	—

Net Fair Value of Derivative Contracts:
AQR Alternative Risk Premia Fund	3,808,663	—	—	—	60,648	1,908,793	1,357,101
AQR Diversified Arbitrage Fund	—	—	—	1,304,387	4,608,556	89,973	—
AQR Equity Market Neutral Fund	—	—	—	—	61,075,929	912,658	—
AQR Global Macro Fund	215,328	637,308	—	—	—	134,878	—
AQR Long-Short Equity Fund	11,588,521	—	2,552,046	—	111,612,226	—	—
AQR Multi-Asset Fund	3,734,917	—	—	—	185,938	71,440	—
AQR Multi-Strategy Alternative Fund	2,296,888	—	—	—	54,262,671	2,169,363	674,617
AQR Risk-Balanced Commodities Strategy Fund	6,827,477	—	—	—	1,174,179	—	—
AQR Risk Parity II HV Fund	1,332,087	41,463	—	—	—	63,419	—
AQR Risk Parity II MV Fund	3,217,085	141,060	—	—	—	153,836	—
AQR Style Premia Alternative Fund	—	—	—	13,100,648	44,464,438	20,259,604	—
AQR Style Premia Alternative LV Fund	—	—	—	688,032	2,405,680	1,265,371	—
AQR Volitality Risk Premium Fund	15,945	—	—	—	—	—	114,945

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2019:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS					NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES AND FUTURES-STYLE OPTIONS CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	OPTIONS PURCHASED	FUTURES AND FUTURES-STYLE OPTIONS CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS

Equity Risk Exposure:
AQR Alternative Risk Premia Fund	$3,027,652	$2,263,771	$—	$1,392,612	$—	$(2,503,416)	$813,230	$—	$568,885
AQR Diversified Arbitrage Fund	(4,344,264)	774,242	—	—	(10,762)	(2,503,690)	5,200,749	—	—
AQR Equity Market Neutral Fund	2,004,948	(34,244,235)	—	—	—	—	(46,540,119)	—	—
AQR Global Macro Fund	432,847	118,443	—	—	—	(19,022)	(26,277)	—	—
AQR Long-Short Equity Fund	94,890,602	(127,863,890)	—	—	—	51,133,617	(25,830,994)	—	—
AQR Multi-Asset Fund	2,536,206	1,091,794	—	—	—	2,044,296	(529)	—	—
AQR Multi-Strategy Alternative Fund	(21,494,051)	(52,764,976)	—	1,352,176	—	(4,583,070)	(23,924,033)	—	309,802
AQR Risk Parity II HV Fund	1,323,093	251,297	—	—	—	589,121	42,138	—	—
AQR Risk Parity II MV Fund	2,379,934	394,825	—	—	—	1,270,068	94,747	—	—
AQR Style Premia Alternative Fund	49,958,697	13,889,016	—	—	—	(26,116,531)	(171,846,352)	—	—
AQR Style Premia Alternative LV Fund	1,700,542	(4,377,528)	—	—	—	(1,118,982)	(6,805,464)	—	—
AQR Volatility Risk Premium Fund	(132,648)	—	—	263,834	—	(32,647)	—	—	33,870

Foreign Exchange Rate Risk Exposure:
AQR Alternative Risk Premia Fund	—	—	(57,814)	—	—	—	—	2,985,348	—
AQR Diversified Arbitrage Fund	—	—	142,757	—	—	—	—	(175,269)	—
AQR Equity Market Neutral Fund	—	—	2,997,547	—	—	—	—	(577,491)	—
AQR Global Macro Fund	—	—	(303,254)	—	—	—	—	795,455	—
AQR Long-Short Equity Fund	—	—	(4,357,923)	—	—	—	—	1,465,437	—
AQR Multi-Asset Fund	—	—	2,801,093	—	—	—	—	(421,935)	—
AQR Multi-Strategy Alternative Fund	—	—	11,994,923	—	—	—	—	13,116,200	—
AQR Risk Parity II HV Fund	—	—	197,096	—	—	—	—	(60,700)	—
AQR Risk Parity II MV Fund	—	—	471,235	—	—	—	—	(141,289)	—
AQR Style Premia Alternative Fund	—	—	36,637,406	—	—	—	—	25,837,496	—
AQR Style Premia Alternative LV Fund	—	—	2,182,453	—	—	—	—	1,805,478	—

Interest Rate Risk Exposure:
AQR Alternative Risk Premia Fund	11,728,239	—	—	298,487	—	3,495,716	—	—	118,831
AQR Diversified Arbitrage Fund	(2,071,506)	(719,826)	—	—	—	612,039	1,737,626	—	—
AQR Global Macro Fund	(72,504)	(511,618)	—	—	—	416,145	304,205	—	—
AQR Multi-Asset Fund	11,611,820	1,829,138	—	—	—	(1,175,069)	(1,831,105)	—	—
AQR Multi-Strategy Alternative Fund	5,360,658	(2,218,738)	—	96,531	—	10,016,636	6,121,520	—	94,395
AQR Risk Parity II HV Fund	2,308,020	—	—	—	—	55,837	—	—	—
AQR Risk Parity II MV Fund	4,284,283	(1,868)	—	—	—	653,711	5,772	—	—
AQR Style Premia Alternative Fund	68,680,997	—	—	—	—	22,806,332	—	—	—
AQR Style Premia Alternative LV Fund	4,383,756	—	—	—	—	1,383,577	—	—	—
AQR Volatility Risk Premium Fund	(2,348)	—	—	(32,303)	—	(20,227)	—	—	22,539

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS					NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES AND FUTURES-STYLE OPTIONS CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	OPTIONS PURCHASED	FUTURES AND FUTURES-STYLE OPTIONS CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$(564,163)	$—	$—	$—	$—	$(796,495)	$—	$—
AQR Multi-Asset Fund	—	(1,553,333)	—	—	—	—	4,109,711	—	—
AQR Multi-Strategy Alternative Fund	—	(2,646,856)	—	—	—	—	(3,530,181)	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	183,497	36,075	—	—	—	(298,495)	(40,732)	—	—
AQR Multi-Asset Fund	(462,519)	(338,841)	—	—	—	2,484,733	(13,652)	—	—
AQR Multi-Strategy Alternative Fund	(2,699,615)	(1,513,507)	—	—	—	(5,010,008)	(1,296,514)	—	—
AQR Risk-Balanced Commodities Strategy Fund	894,271	(4,281,315)	—	—	—	17,841,851	(629,732)	—	—
AQR Risk Parity II HV Fund	(94,127)	17,087	—	—	—	719,946	(17,086)	—	—
AQR Risk Parity II MV Fund	(307,262)	(207,061)	—	—	—	1,290,210	101,832	—	—
AQR Style Premia Alternative Fund	(55,996,025)	(18,113,923)	—	—	—	(4,931,263)	5,846,257	—	—
AQR Style Premia Alternative LV Fund	(3,051,457)	(816,760)	—	—	—	(44,921)	306,258	—	—

The following tables present the Funds’ gross OTC derivative, repurchase agreements and reverse repurchase agreements assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of June 30, 2019:

AQR ALTERNATIVE RISK PREMIA FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$42,591	$(42,591)	$—	$—	$—	$—
CITI	Forward Foreign Currency Exchange Contracts	2,083,998	(2,083,998)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	2,084,011	(2,084,011)	—	—	—	—
MLIN	Total Return Swap Contracts	8,191	—	8,191	—	—	8,191
Total financial instruments subject to a master netting arrangement or similar arrangement		4,218,791	(4,210,600)	8,191	—	—	8,191

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$85,369	$(42,591)	$42,778	$—	$(42,778)	$—
CITI	Forward Foreign Currency Exchange Contracts	3,038,395	(2,083,998)	954,397	—	(954,397)	—
JPMC	Forward Foreign Currency Exchange Contracts	3,038,407	(2,084,011)	954,396	—	(954,396)	—
MSCS	Total Return Swap Contracts	26,061	—	26,061	(26,061)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		6,188,232	(4,210,600)	1,977,632	(26,061)	(1,951,571)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 12,353,306.

AQR DIVERSIFIED ARBITRAGE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$92,441	$(92,441)	$—	$—	$—	$—
DTBK	Total Return Basket Swap Contracts	28,149	—	28,149	—	—	28,149
GSIN	Total Return Basket Swap Contracts	2,485,895	(235,306)	2,250,589	—	(1,568,591)	681,998
JPMC	Forward Foreign Currency Exchange Contracts	8,383	(8,383)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,614,868	(336,130)	2,278,738	—	(1,568,591)	710,147

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
BANA	Total Return Basket Swap Contracts	$2,100,333	$—	$2,100,333	$—	$(2,100,333)	$—
CITI	Forward Foreign Currency Exchange Contracts	100,857	(92,441)	8,416	—	—	8,416
GSIN	Total Return Basket Swap Contracts	235,306	(235,306)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	89,940	(8,383)	81,557
	Total Return Basket Swap Contracts	3,808,555	—	3,808,555
	Total JPMC	3,898,495	(8,383)	3,890,112	—	(3,890,112)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		6,334,991	(336,130)	5,998,861	—	(5,990,445)	8,416

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 370,000 and total additional collateral pledged was $ 33,272,542.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$233,467	$(233,467)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	233,443	(233,443)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		466,910	(466,910)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$689,759	$(233,467)	$456,292	$—	$(456,292)	$—
JPMC	Forward Foreign Currency Exchange Contracts	689,809	(233,443)	456,366	—	(456,366)	—
MSIP	Total Return Basket Swap Contracts	61,075,929	—	61,075,929	(61,075,929)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		62,455,497	(466,910)	61,988,587	(61,075,929)	(912,658)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 86,193,674.

AQR GLOBAL MACRO FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$278,290	$(278,290)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	28,041	—	28,041	—	—	28,041
JPMC	Forward Foreign Currency Exchange Contracts	278,245	(278,245)	—	—	—	—
MLIN	Total Return Swap Contracts	9,614	(9,614)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		594,190	(566,149)	28,041	—	—	28,041

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR GLOBAL MACRO FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$14,897	$—	$14,897	$—	$—	$14,897
CITI	Forward Foreign Currency Exchange Contracts	345,698	(278,290)	67,408	—	(67,408)	—
JPMC	Forward Foreign Currency Exchange Contracts	345,715	(278,245)	67,470
	Total Return Swap Contracts	1,036	—	1,036
	Total JPMC	346,751	(278,245)	68,506	—	(68,506)	—
MLIN	Total Return Swap Contracts	17,351	(9,614)	7,737	—	—	7,737
Total financial instruments subject to a master netting arrangement or similar arrangement		724,697	(566,149)	158,548	—	(135,914)	22,634

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 660,587.

AQR GLOBAL MACRO OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
GSIN	Total Return Swap Contracts	$1,083	$(470)	$613	$—	$—	$613
MACQ	Total Return Swap Contracts	1,010	—	1,010	—	—	1,010
SOCG	Total Return Swap Contracts	1,563	(1,563)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		3,656	(2,033)	1,623	—	—	1,623

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$2,568	$—	$2,568	$—	$(1,877)	$691
GSIN	Total Return Swap Contracts	470	(470)	—	—	—	—
SOCG	Total Return Swap Contracts	9,839	(1,563)	8,276	—	—	8,276
Total financial instruments subject to a master netting arrangement or similar arrangement		12,877	(2,033)	10,844	—	(1,877)	8,967

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $ 30,000.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR LONG-SHORT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$2,064,030	$(788,098)	$1,275,932	$—	$(1,220,000)	$55,932
DTBK	Total Return Basket Swap Contracts	250,917	(250,917)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	2,064,284	(788,170)	1,276,114
	Total Return Swap Contracts	332,163	(272,871)	59,292
	Total JPMC	2,396,447	(1,061,041)	1,335,406	—	—	1,335,406
MSIP	Total Return Basket Swap Contracts	1,275,395	(1,275,395)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		5,986,789	(3,375,451)	2,611,338	—	(1,220,000)	1,391,338

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$788,098	$(788,098)	$—	$—	$—	$—
DTBK	Total Return Basket Swap Contracts	67,999,038	(250,917)	67,748,121	—	(67,748,121)	—
GSIN	Total Return Basket Swap Contracts	30,219,001	—	30,219,001	(30,219,001)	—	—
JPMC	Forward Foreign Currency Exchange Contracts	788,170	(788,170)	—
	Total Return Swap Contracts	272,871	(272,871)	—
	Total JPMC	1,061,041	(1,061,041)	—	—	—	—
MSIP	Total Return Basket Swap Contracts	14,979,791	(1,275,395)	13,704,396	(13,704,396)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		115,046,969	(3,375,451)	111,671,518	(43,923,397)	(67,748,121)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 287,324,615.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR MULTI-ASSET FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$1,050,977	$(1,050,977)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	1,053,874	(1,053,874)	—	—	—	—
JPMS	Repurchase Agreements	1,381,713	(1,381,713)	—	—	—	—
MLIN	Total Return Swap Contracts	5,194	—	5,194	—	—	5,194
MPFS	Repurchase Agreements	1,020,320	(1,020,320)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		4,512,078	(4,506,884)	5,194	—	—	5,194

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$1,088,092	$(1,050,977)	$37,115	$—	$(37,115)	$—
GSCO	Reverse Repurchase Agreements	8,804,551	—	8,804,551	(8,804,551)	—	—
JPMC	Forward Foreign Currency Exchange Contracts	1,088,199	(1,053,874)	34,325	—	(34,325)	—
JPMS	Reverse Repurchase Agreements	5,365,434	(1,381,713)	3,983,721	(3,875,182)	—	108,539
MPFS	Reverse Repurchase Agreements	6,293,694	(1,020,320)	5,273,374	(5,273,374)	—	—
MSCS	Total Return Swap Contracts	4,699	—	4,699	(4,699)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		22,644,669	(4,506,884)	18,137,785	(17,957,806)	(71,440)	108,539

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged the counterparty. Total additional collateral received was $ 100,000 and total additional collateral pledged was $ 6,961,732.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR MULTI-ASSET OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$54,361	$(54,361)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	88,562	(84,793)	3,769	—	(3,769)	—
MACQ	Total Return Swap Contracts	8,195	(8,195)	—	—	—	—
MLIN	Total Return Swap Contracts	57,400	(57,400)	—	—	—	—
SOCG	Total Return Swap Contracts	220,145	(200,088)	20,057	—	—	20,057
Total financial instruments subject to a master netting arrangement or similar arrangement		428,663	(404,837)	23,826	—	(3,769)	20,057

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$116,080	$(54,361)	$61,719	$—	$(58,573)	$3,146
GSIN	Total Return Swap Contracts	84,793	(84,793)	—	—	—	—
MACQ	Total Return Swap Contracts	13,124	(8,195)	4,929	—	—	4,929
MLIN	Total Return Swap Contracts	201,011	(57,400)	143,611	—	(143,611)	—
SOCG	Total Return Swap Contracts	200,088	(200,088)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		615,096	(404,837)	210,259	—	(202,184)	8,075

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged the counterparty. Total additional collateral received was $ 96,231 and total additional collateral pledged was $ 532,288.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
BANA	Total Return Basket Swap Contracts	$1,399,220	$(163,203)	$1,236,017	$—	$(180,000)	$1,056,017
CITI	Forward Foreign Currency Exchange Contracts	8,233,299	(8,233,299)	—
	Total Return Swap Contracts	90,364	(90,364)	—
	Total CITI	8,323,663	(8,323,663)	—	—	—	—
GSIN	Total Return Basket Swap Contracts	169,188	(169,188)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	8,213,987	(8,213,987)	—
	Total Return Swap Contracts	20,317	(20,317)	—
	Total Return Basket Swap Contracts	1,936,429	(1,936,429)	—
	Total JPMC	10,170,733	(10,170,733)	—	—	—	—
MLIN	Total Return Swap Contracts	133,819	(964)	132,855	—	(132,855)	—
MSCS	Total Return Swap Contracts	231,916	(11,946)	219,970	—	—	219,970
MSIP	Total Return Basket Swap Contracts	1,294	—	1,294	—	—	1,294
Total financial instruments subject to a master netting arrangement or similar arrangement		20,429,833	(18,839,697)	1,590,136	—	(312,855)	1,277,281

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$53,156	$—	$53,156
	Total Return Basket Swap Contracts	163,203	(163,203)	—
	Total BANA	216,359	(163,203)	53,156	$—	$(53,156)	$—
CITI	Forward Foreign Currency Exchange Contracts	9,308,108	(8,233,299)	1,074,809
	Total Return Swap Contracts	96,916	(90,364)	6,552
	Total CITI	9,405,024	(8,323,663)	1,081,361	—	(1,081,361)	—
DTBK	Total Return Basket Swap Contracts	4,591,796	—	4,591,796	—	(4,591,796)	—
GSIN	Total Return Basket Swap Contracts	14,759,123	(169,188)	14,589,935	—	(14,589,935)	—
JPMC	Forward Foreign Currency Exchange Contracts	9,308,541	(8,213,987)	1,094,554
	Total Return Swap Contracts	188,062	(20,317)	167,745
	Total Return Basket Swap Contracts	34,475,694	(1,936,429)	32,539,265
	Total JPMC	43,972,297	(10,170,733)	33,801,564	—	(33,801,564)	—
MLIN	Total Return Swap Contracts	964	(964)	—	—	—	—
MSCS	Total Return Swap Contracts	11,946	(11,946)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		72,957,509	(18,839,697)	54,117,812	—	(54,117,812)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged the counterparty. Total additional collateral received was $ 947,145 and total additional collateral pledged was $ 204,150,417.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$95,028	$(95,028)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	1,015	(1,015)	—	—	—	—
MLIN	Total Return Swap Contracts	146,063	(146,063)	—	—	—	—
SOCG	Total Return Swap Contracts	167,492	(167,492)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		409,598	(409,598)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$314,663	$(95,028)	$219,635	$—	$(219,635)	$—
GSIN	Total Return Swap Contracts	192,017	(1,015)	191,002	(191,002)	—	—
MLIN	Total Return Swap Contracts	409,131	(146,063)	263,068	—	(263,068)	—
SOCG	Total Return Swap Contracts	196,501	(167,492)	29,009	—	(29,009)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,112,312	(409,598)	702,714	(191,002)	(511,712)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 5,549,556.

AQR RISK-BALANCED COMMODITIES STRATEGY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$1,148,669	$(1,148,669)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	290,969	(290,969)	—	—	—	—
MACQ	Total Return Swap Contracts	312,423	(312,423)	—	—	—	—
SOCG	Total Return Swap Contracts	2,680,129	(1,459,553)	1,220,576	—	—	1,220,576
Total financial instruments subject to a master netting arrangement or similar arrangement		4,432,190	(3,211,614)	1,220,576	—	—	1,220,576

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$2,924,297	$(1,148,669)	$1,775,628	$—	$(1,775,628)	$—
GSIN	Total Return Swap Contracts	612,845	(290,969)	321,876	—	(321,876)	—
MACQ	Total Return Swap Contracts	609,674	(312,423)	297,251	(297,251)	—	—
SOCG	Total Return Swap Contracts	1,459,553	(1,459,553)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		5,606,369	(3,211,614)	2,394,755	(297,251)	(2,097,504)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 7,175,275.

AQR RISK PARITY II HV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$37,096	$(37,096)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	3,925	—	3,925	—	—	3,925
JPMC	Forward Foreign Currency Exchange Contracts	36,941	(36,941)	—	—	—	—
MLIN	Total Return Swap Contracts	39,104	(1,566)	37,538	—	(37,538)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		117,066	(75,603)	41,463	—	(37,538)	3,925

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$68,724	$(37,096)	$31,628
	Reverse Repurchase Agreements	2,133,550	—	2,133,550
	Total CITI	2,202,274	(37,096)	2,165,178	$(2,154,369)	$(10,809)	$—
JPMC	Forward Foreign Currency Exchange Contracts	68,732	(36,941)	31,791	—	(31,791)	—
MLIN	Total Return Swap Contracts	1,566	(1,566)	—	—	—	—
MPFS	Reverse Repurchase Agreements	2,632,566	—	2,632,566	(2,632,566)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		4,905,138	(75,603)	4,829,535	(4,786,935)	(42,600)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $122,462 and total additional collateral pledged was $ 419,437.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
BANA	Total Return Swap Contracts	$5,772	$—	$5,772	$—	$—	$5,772
CITI	Forward Foreign Currency Exchange Contracts	5,447	(5,447)	—	—	—	—
GSIN	Total Return Swap Contracts	19,870	—	19,870	—	—	19,870
JPMC	Forward Foreign Currency Exchange Contracts	6,070	(6,070)	—	—	—	—
MLIN	Total Return Swap Contracts	77,207	(1,392)	75,815	—	(75,815)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		114,366	(12,909)	101,457	—	(75,815)	25,642

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$82,671	$(5,447)	$77,224	$—	$(77,224)	$—
JPMC	Forward Foreign Currency Exchange Contracts	82,682	(6,070)	76,612	—	(76,612)	—
MLIN	Total Return Swap Contracts	1,392	(1,392)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		166,745	(12,909)	153,836	—	(153,836)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 44,185 and total additional collateral pledged was $ 1,107,729.

AQR RISK PARITY II MV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$63,142	$(2,923)	$60,219	$—	$—	$60,219
GSIN	Total Return Swap Contracts	38,772	(13,185)	25,587	—	—	25,587
MACQ	Total Return Swap Contracts	43,133	(43,133)	—	—	—	—
SOCG	Total Return Swap Contracts	50,571	(50,571)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		195,618	(109,812)	85,806	—	—	85,806

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR RISK PARITY II MV OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$2,923	$(2,923)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	13,185	(13,185)	—	—	—	—
MACQ	Total Return Swap Contracts	65,702	(43,133)	22,569	(22,569)	—	—
SOCG	Total Return Swap Contracts	74,205	(50,571)	23,634	—	—	23,634
Total financial instruments subject to a master netting arrangement or similar arrangement		156,015	(109,812)	46,203	(22,569)	—	23,634

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $230,409.

AQR STYLE PREMIA ALTERNATIVE FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$18,823,239	$(18,823,239)	$—
	Total Return Swap Contracts	931,372	(182,282)	749,090
	Total CITI	19,754,611	(19,005,521)	749,090	$—	$—	$749,090
GSIN	Total Return Swap Contracts	87,899	—	87,899
	Total Return Basket Swap Contracts	10,010,001	(10,010,001)	—
	Total GSIN	10,097,900	(10,010,001)	87,899	—	—	87,899
JPMC	Forward Foreign Currency Exchange Contracts	18,821,389	(18,821,389)	—
	Total Return Swap Contracts	82,852	—	82,852
	Total JPMC	18,904,241	(18,821,389)	82,852	—	(82,852)	—
MLIN	Total Return Swap Contracts	1,875,593	(660,645)	1,214,948	—	—	1,214,948
MSIP	Total Return Basket Swap Contracts	17,805,692	(17,805,692)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		68,438,037	(66,303,248)	2,134,789	—	(82,852)	2,051,937

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$28,950,578	$(18,823,239)	$10,127,339
	Total Return Swap Contracts	182,282	(182,282)	—
	Total CITI	29,132,860	(19,005,521)	10,127,339	$—	$(10,127,339)	$—
GSIN	Total Return Basket Swap Contracts	38,152,575	(10,010,001)	28,142,574	—	(28,142,574)	—
JPMC	Forward Foreign Currency Exchange Contracts	28,953,654	(18,821,389)	10,132,265
	Total Return Basket Swap Contracts	12,118,461	—	12,118,461
	Total JPMC	41,072,115	(18,821,389)	22,250,726	—	(22,250,726)	—
MLIN	Total Return Swap Contracts	660,645	(660,645)	—	—	—	—
MSIP	Total Return Basket Swap Contracts	29,141,133	(17,805,692)	11,335,441	(11,335,441)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		138,159,328	(66,303,248)	71,856,080	(11,335,441)	(60,520,639)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 1,327,148 and total additional collateral pledged was $548,091,445.

AQR STYLE PREMIA ALTERNATIVE OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$3,097,617	$(1,577)	$3,096,040	$—	$—	$3,096,040
GSIN	Total Return Swap Contracts	1,013,047	—	1,013,047	—	—	1,013,047
MACQ	Total Return Swap Contracts	412,610	(334,004)	78,606	—	—	78,606
SOCG	Total Return Swap Contracts	809,556	—	809,556	—	—	809,556
Total financial instruments subject to a master netting arrangement or similar arrangement		5,332,830	(335,581)	4,997,249	—	—	4,997,249

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$1,577	$(1,577)	$—	$—	$—	$—
MACQ	Total Return Swap Contracts	334,004	(334,004)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		335,581	(335,581)	—	—	—	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 23,944,110.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$970,719	$(970,719)	$—
	Total Return Swap Contracts	31,340	(5,426)	25,914
	Total CITI	1,002,059	(976,145)	25,914	$—	$—	$25,914
GSIN	Total Return Swap Contracts	4,182	—	4,182
	Total Return Basket Swap Contracts	406,991	(406,991)	—
	Total GSIN	411,173	(406,991)	4,182	—	—	4,182
JPMC	Forward Foreign Currency Exchange Contracts	970,644	(970,644)	—	—	—	—
	Total Return Swap Contracts	8,140	—	8,140
	Total JPMC	978,784	(970,644)	8,140	—	—	8,140
MLIN	Total Return Swap Contracts	1,352	(1,352)	—	—	—	—
MSCS	Total Return Swap Contracts	73,092	(42,881)	30,211	—	(30,000)	211
MSIP	Total Return Basket Swap Contracts	203,229	—	203,229	—	—	203,229
Total financial instruments subject to a master netting arrangement or similar arrangement		2,669,689	(2,398,013)	271,676	—	(30,000)	241,676

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$1,603,305	$(970,719)	$632,586
	Total Return Swap Contracts	5,426	(5,426)	—
	Total CITI	1,608,731	(976,145)	632,586	$—	$(632,586)	$—
GSIN	Total Return Basket Swap Contracts	3,334,628	(406,991)	2,927,637	(2,927,637)	—	—
JPMC	Forward Foreign Currency Exchange Contracts	1,603,429	(970,644)	632,785		(632,785)	—
MLIN	Total Return Swap Contracts	15,838	(1,352)	14,486	—	—	14,486
MSCS	Total Return Swap Contracts	42,881	(42,881)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		6,605,507	(2,398,013)	4,207,494	(2,927,637)	(1,265,371)	14,486

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 34,417,470.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$152,348	$—	$152,348	$—	$—	$152,348
GSIN	Total Return Swap Contracts	57,252	—	57,252	—	—	57,252
MACQ	Total Return Swap Contracts	55,167	—	55,167	—	—	55,167
Total financial instruments subject to a master netting arrangement or similar arrangement		264,767	—	264,767	—	—	264,767

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 1,061,423.

For the period ended June 30, 2019, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR ALTERNATIVE RISK PREMIA FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND	AQR LONG-SHORT EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	$798,351,348	$—	$—	$60,490,041	$881,096,654
Average Notional Balance—Short	385,319,533	133,780,011	—	61,843,861	1,576,554
Ending Notional Balance—Long	885,397,491	—	—	48,694,131	825,952,634
Ending Notional Balance—Short	380,445,214	125,522,454	—	46,724,821	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	263,746,576	2,119,282	29,656,395	61,249,715	486,838,398
Average Settlement Value—Sold	357,401,766	8,077,214	107,627,803	62,795,978	181,957,764
Ending Value—Purchased	286,329,019	4,111,678	39,812,018	43,933,924	336,815,262
Ending Value—Sold	350,805,258	8,806,039	89,121,284	42,680,576	122,363,566
Exchange—Traded Options:
Average Number of Contracts—Written	1,218	—	—	—	—
Ending Number of Contracts—Written	1,084	—	—	—	—
Credit Default Swaps:
Average Notional Balance—Buy Protection	—	16,866,667	—	—	—
Average Notional Balance—Sell Protection	—	—	—	—	—
Ending Notional Balance—Buy Protection	—	12,900,000	—	—	—
Ending Notional Balance—Sell Protection	—	—	—	—	—
Total Return Swaps:
Average Notional Balance—Long	26,019,621	—	—	3,900,892	112,799,071
Average Notional Balance—Short	4,271,606	—	—	3,915,638	—
Ending Notional Balance—Long	27,680,173	—	—	4,360,531	98,980,506
Ending Notional Balance—Short	4,325,941	—	—	2,900,282	—
Interest Rate—Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	—	—	—	162,862,984	—
Average Notional Balance—Receives Fixed rate	—	—	—	246,847,455	—
Ending Notional Balance—Pays Fixed Rate	—	—	—	158,350,874	—
Ending Notional Balance—Receives Fixed Rate	—	—	—	194,896,730	—

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

	AQR ALTERNATIVE RISK PREMIA FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND	AQR LONG-SHORT EQUITY FUND
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	$—	$169,538,827	$1,150,336,326	$—	$2,184,820,054
Average Notional of Underlying Positions—Short	—	48,703,869	1,095,775,216	—	2,214,010,485
Ending Notional Balance—Long	—	158,274,739	716,176,758	—	1,978,855,002
Ending Notional Balance—Short	—	46,170,244	685,179,533	—	1,955,425,228

	AQR MULTI- ASSET FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND	AQR RISK- BALANCED COMMODITIES STRATEGY FUND	AQR RISK PARITY II HV FUND	AQR RISK PARITY II MV FUND
Futures Contracts:
Average Notional Balance—Long	$414,951,406	$3,755,519,401	$509,948,856	$85,696,972	$182,924,652
Average Notional Balance—Short	22,585,617	1,403,160,356	163,269,350	1,732,437	3,095,288
Ending Notional Balance—Long	380,921,964	1,767,773,780	481,069,913	92,677,486	222,175,915
Ending Notional Balance—Short	28,186,852	762,546,972	150,651,243	1,438,073	3,877,546
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	174,011,536	1,265,964,774	—	8,983,146	3,480,576
Average Settlement Value—Sold	191,191,963	1,517,405,164	—	15,969,003	19,301,932
Ending Value—Purchased	163,243,497	1,068,330,341	—	8,025,292	1,337,523
Ending Value—Sold	176,753,724	1,078,075,513	—	15,677,811	19,659,520
Exchange—Traded Options:
Average Number of Contracts—Written	—	700	—	—	—
Ending Number of Contracts—Written	—	449	—	—	—
Credit Default Swaps:
Average Notional Balance—Buy Protection	—	137,469,993	—	—	—
Average Notional Balance—Sell Protection	200,780,016	20,889,258	—	—	—
Ending Notional Balance—Buy Protection	—	42,700,474	—	—	—
Ending Notional Balance — Sell Protection	—	29,608,956	—	—	—
Total Return Swaps:
Average Notional Balance—Long	21,436,219	50,484,275	132,884,123	4,090,017	11,943,568
Average Notional Balance—Short	8,290,451	75,185,103	64,279,399	3,230,915	2,059,747
Ending Notional Balance—Long	14,079,054	41,726,952	103,089,368	3,506,968	12,420,572
Ending Notional Balance—Short	5,194,646	21,431,377	36,997,240	—	1,405,730
Interest Rate—Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	—	—	—	—	—
Average Notional Balance—Receives Fixed rate	117,782,530	—	—	—	—
Ending Notional Balance—Pays Fixed Rate	—	—	—	—	—
Ending Notional Balance—Receives Fixed Rate	—	—	—	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	2,175,606,043	—	—	—
Average Notional of Underlying Positions—Short	—	1,747,758,710	—	—	—
Ending Notional Balance—Long	—	1,444,378,256	—	—	—
Ending Notional Balance—Short	—	1,200,801,279	—	—	—

	AQR STYLE PREMIA ALTERNATIVE FUND	AQR STYLE PREMIA ALTERNATIVE LV FUND	AQR VOLATILITY RISK PREMIUM FUND
Futures Contracts:
Average Notional Balance—Long	$26,301,350,049	$1,615,913,866	$2,238,941
Average Notional Balance—Short	15,627,334,980	895,804,821	1,459,512
Ending Notional Balance—Long	25,829,029,391	1,419,819,791	1,549,410
Ending Notional Balance—Short	15,388,154,066	830,444,989	496,721

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

	AQR STYLE PREMIA ALTERNATIVE FUND	AQR STYLE PREMIA ALTERNATIVE LV FUND	AQR VOLATILITY RISK PREMIUM FUND
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	$2,811,105,732	$142,227,275	$—
Average Settlement Value—Sold	3,486,475,180	189,602,080	—
Ending Value—Purchased	3,022,359,093	138,443,995	—
Ending Value—Sold	3,422,367,347	175,980,998	—
Exchange—Traded Options:
Average Number of Contracts—Written	—	—	122
Ending Number of Contracts—Written	—	—	122
Total Return Swaps:
Average Notional Balance—Long	483,441,010	29,018,739	—
Average Notional Balance—Short	100,658,047	4,585,999	—
Ending Notional Balance—Long	544,330,415	27,822,164	—
Ending Notional Balance—Short	152,242,100	7,303,978	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	3,047,819,200	198,294,814	—
Average Notional of Underlying Positions—Short	2,854,373,243	170,835,142	—
Ending Notional Balance—Long	3,192,040,127	174,600,113	—
Ending Notional Balance—Short	3,186,208,230	159,956,232	—

*	Notional values as of each quarter end are used to calculate the average represented.

9. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement, dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13, 2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Alternative Risk Premia Fund	1.20%
AQR Diversified Arbitrage Fund	1.00
AQR Equity Market Neutral Fund	1.10
AQR Global Macro Fund	1.25
AQR Long-Short Equity Fund	1.10
AQR Multi-Asset Fund	0.75	(a)
AQR Multi-Strategy Alternative Fund	1.75	(d)
AQR Risk-Balanced Commodities Strategy Fund	0.80
AQR Risk Parity II HV Fund	0.95	(b)
AQR Risk Parity II MV Fund	0.75	(c)
AQR Style Premia Alternative Fund	1.35
AQR Style Premia Alternative LV Fund	0.65
AQR Volatility Risk Premium Fund	0.55

(a)	The AQR Multi-Asset Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion of net assets and the second tier charges 0.70% on net assets in excess of $1 billion.
(b)	The AQR Risk Parity II HV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.95% of the first $1 billion of net assets; the second tier charges 0.925% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.90% on net assets in excess of $3 billion.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

(c)	The AQR Risk Parity II MV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.75% of the first $1 billion of net assets; the second tier charges 0.725% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.70% on net assets in excess of $3 billion.
(d)	Effective May 1, 2019, the AQR Multi-Strategy Alternative Fund Advisory Fee was reduced from 1.80% to 1.75%.

The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2020 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Expense Limitation Agreement, the Adviser has agreed to reimburse each Fund in an amount sufficient to limit all Fund operating expenses other than management fees and 12b-1 fees, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Alternative Risk Premia Fund	0.20%	0.20%	0.10%
AQR Diversified Arbitrage Fund	0.20	0.20	0.10
AQR Equity Market Neutral	0.20	0.20	0.10
AQR Global Macro Fund	0.20	0.20	0.10
AQR Long-Short Equity Fund	0.20	0.20	0.10
AQR Multi-Asset Fund	0.20	0.20	0.10
AQR Multi-Strategy Alternative Fund	0.20	0.20	0.10
AQR Risk-Balanced Commodities Strategy Fund	0.20	0.20	0.10
AQR Risk Parity II HV Fund	0.20	0.20	0.10
AQR Risk Parity II MV Fund	0.20	0.20	0.10
AQR Style Premia Alternative Fund	0.20	0.20	0.10
AQR Style Premia Alternative LV Fund	0.20	0.20	0.10
AQR Volatility Risk Premium Fund	0.20	0.20	0.10

Prior to May 1, 2019, pursuant to the Expense Limitation Agreement, the Adviser agreed to waive fees and/or reimburse expenses of each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, exceeded the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Alternative Risk Premia Fund	1.40%	1.65%	1.30%
AQR Diversified Arbitrage Fund	1.20	1.45	1.10
AQR Equity Market Neutral Fund	1.30	1.55	1.20
AQR Global Macro Fund	1.45	1.70	1.35
AQR Long-Short Equity Fund	1.30	1.55	1.20
AQR Multi-Asset Fund	0.95	1.20	0.85
AQR Multi-Strategy Alternatives Fund	1.98	2.23	1.88
AQR Risk-Balanced Commodities Strategy Fund	1.00	1.25	0.90
AQR Risk Parity II HV Fund	1.15	1.40	1.05
AQR Risk Parity II MV Fund	0.95	1.20	0.85
AQR Style Premia Alternative Fund	1.50	1.75	1.40
AQR Style Premia Alternative LV Fund	0.85	1.10	0.75
AQR Volatility Risk Premium Fund	0.75	1.00	0.65

For the period ended June 30, 2019 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Alternative Risk Premia Fund	$35,162	$37,703	$72,865
AQR Diversified Arbitrage Fund	100,260	65,734	165,994
AQR Equity Market Neutral Fund	—	54,466	54,466
AQR Global Macro Fund	69,001	38,550	107,551
AQR Long-Short Equity Fund	—	15,081	15,081
AQR Multi-Asset Fund	75,712	42,001	117,713
AQR Multi-Strategy Alternative Fund	68,904	70,861	139,765
AQR Risk-Balanced Commodities Strategy Fund	58,661	42,002	100,663
AQR Risk Parity II HV Fund	71,679	37,537	109,216
AQR Risk Parity II MV Fund	57,975	30,251	88,226
AQR Style Premia Alternative Fund	242,684	219,394	462,078
AQR Style Premia Alternative LV Fund	44,274	41,584	85,858
AQR Volatility Risk Premium Fund	20,791	98,020	118,811

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

For the period ended June 30, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2019 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING JUNE 30
			2019	2020	2021	2022

AQR ALTERNATIVE RISK PREMIA FUND
Class I	$50,815	$170,639	$—	$20,548	$99,276	$50,815
Class N	2,315	12,974	—	6,655	4,004	2,315
Class R6	19,735	145,282	—	65,173	60,374	19,735

Totals	$72,865	$328,895	$—	$92,376	$163,654	$72,865

AQR DIVERSIFIED ARBITRAGE FUND
Class I	$137,470	$655,144	$138,324	$213,571	$165,779	$137,470
Class N	23,213	151,955	37,828	54,260	36,654	23,213
Class R6	5,311	16,481	1,413	3,781	5,976	5,311

Totals	$165,994	$823,580	$177,565	$271,612	$208,409	$165,994

AQR EQUITY MARKET NEUTRAL FUND
Class I	$42,632	$42,632	$—	$—	$—	$42,632
Class N	5,733	5,733	—	—	—	5,733
Class R6	6,101	6,101	—	—	—	6,101

Totals	$54,466	$54,466	$—	$—	$—	$54,466

AQR GLOBAL MACRO FUND
Class I	$59,607	$365,610	$79,729	$144,297	$81,977	$59,607
Class N	10,954	85,626	12,911	26,003	35,758	10,954
Class R6	36,990	210,571	15,884	76,279	81,418	36,990

Totals	$107,551	$661,807	$108,524	$246,579	$199,153	$107,551

AQR LONG-SHORT EQUITY FUND
Class I	$13,353	$13,353	$—	$—	$—	$13,353
Class N	683	683	—	—	—	683
Class R6	1,045	1,045	—	—	—	1,045

Totals	$15,081	$15,081	$—	$—	$—	$15,081

AQR MULTI-ASSET FUND
Class I	$107,487	$238,061	$37,888	$54,202	$38,484	$107,487
Class N	7,187	13,281	1,870	2,300	1,924	7,187
Class R6	3,039	11,016	—	4,061	3,916	3,039

Totals	$117,713	$262,358	$39,758	$60,563	$44,324	$117,713

AQR MULTI-STRATEGY ALTERNATIVE FUND
Class I	$86,702	$86,702	$—	$—	$—	$86,702
Class N	12,740	12,740	—	—	—	12,740
Class R6	40,323	40,323	—	—	—	40,323

Totals	$139,765	$139,765	$—	$—	$—	$139,765

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING JUNE 30
			2019	2020	2021	2022

AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I	$42,797	$152,031	$30,804	$52,799	$25,631	$42,797
Class N	6,069	16,770	1,871	4,376	4,454	6,069
Class R6	51,797	190,916	35,255	66,920	36,944	51,797

Totals	$100,663	$359,717	$67,930	$124,095	$67,029	$100,663

AQR RISK PARITY II HV FUND
Class I	$89,584	$482,884	$97,632	$150,621	$145,047	$89,584
Class N	16,334	89,087	11,587	25,119	36,047	16,334
Class R6	3,298	21,517	5,110	9,242	3,867	3,298

Totals	$109,216	$593,488	$114,329	$184,982	$184,961	$109,216

AQR RISK PARITY II MV FUND
Class I	$84,996	$504,163	$100,242	$168,303	$150,622	$84,996
Class N	2,501	24,400	7,401	9,047	5,451	2,501
Class R6	729	4,276	738	1,371	1,438	729

Totals	$88,226	$532,839	$108,381	$178,721	$157,511	$88,226

AQR STYLE PREMIA ALTERNATIVE FUND
Class I	$253,901	$1,269,422	$430,822	$356,732	$227,967	$253,901
Class N	11,520	86,327	38,219	26,199	10,389	11,520
Class R6	196,657	785,630	237,324	205,149	146,500	196,657

Totals	$462,078	$2,141,379	$706,365	$588,080	$384,856	$462,078

AQR STYLE PREMIA ALTERNATIVE LV FUND
Class I	$69,799	$177,114	$50,250	$49,831	$7,234	$69,799
Class N	3,640	18,323	7,638	6,665	380	3,640
Class R6	12,419	44,707	15,061	16,768	459	12,419

Totals	$85,858	$240,144	$72,949	$73,264	$8,073	$85,858

AQR VOLATILITY RISK PREMIUM FUND
Class I	$14,036	$24,148	$—	$—	$10,112	$14,036
Class N	10,315	20,032	—	—	9,717	10,315
Class R6	94,460	182,039	—	—	87,579	94,460

Totals	$118,811	$226,219	$—	$—	$107,408	$118,811

Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% and 0.35% of the average daily net assets for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund, respectively.

10. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

11. Principal Risks and Concentrations

With the exception of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, and AQR Long- Short Equity Fund, the Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Funds’ performance.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Funds to potential risks. Such models may produce unexpected results, which can result in losses for the Funds.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.

12. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

AQR Funds	Semi-Annual Report	June 2019

Notes to Financial Statements	June 30, 2019 (Unaudited)

During the reporting period, average loans made to another Fund under the Interfund Lending Program were as follows:

FUND	AVERAGE LOANS	NUMBER OF DAYS OUTSTANDING	INTEREST RECEIVED
AQR Long-Short Equity Fund	$780,000	3	$162

Interest expense earned, if any, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations.

13. Line of Credit

Effective March 22, 2019 and terminating on March 20, 2020, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full.

There were no open borrowings as of June 30, 2019 by any of the Funds in the Trust. The Funds did not have any borrowings for the period ended June 30, 2019.

14. Principal Ownership

As of June 30, 2019, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Alternative Risk Premia Fund	3	83.04%
AQR Diversified Arbitrage Fund	5	85.51%
AQR Equity Market Neutral Fund	7	76.16%
AQR Global Macro Fund*	9	96.89%
AQR Multi-Asset Fund	4	82.59%
AQR Multi-Strategy Alternative Fund	4	78.21%
AQR Risk-Balanced Commodities Strategy Fund	5	95.50%
AQR Risk Parity II HV Fund	5	90.09%
AQR Risk Parity II MV Fund	2	81.71%
AQR Style Premia Alternative Fund	3	70.35%
AQR Style Premia Alternative LV Fund	6	95.53%
AQR Volatility Risk Premium Fund*	3	94.14%

*	The percentage held by the Adviser and/or affiliates is 40.49% and 94.14% respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

15. New Accounting Pronouncements and Regulations

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The Funds are required to apply ASU 2017-08 for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has determined that the adoption of ASU 2017-08 did not have a material impact on the financial statements.

16. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.

AQR Funds	Semi-Annual Report	June 2019

Fund Expense Examples

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 06/30/19” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/19

AQR Alternative Risk Premia Fund

Class I
Actual Expenses	$1,000.00	$1,004.30	3.65%	$18.14
Hypothetical Return	$1,000.00	$1,006.69	3.65%	$18.16

Class N
Actual Return	$1,000.00	$1,003.30	3.90%	$19.37
Hypothetical Return	$1,000.00	$1,005.45	3.90%	$19.39

Class R6
Actual Return	$1,000.00	$1,004.30	3.55%	$17.64
Hypothetical Return	$1,000.00	$1,007.19	3.55%	$17.67

AQR Diversified Arbitrage Fund

Class I
Actual Return	$1,000.00	$1,056.00	1.88%	$9.58
Hypothetical Return	$1,000.00	$1,015.47	1.88%	$9.39

Class N
Actual Return	$1,000.00	$1,054.80	2.12%	$10.80
Hypothetical Return	$1,000.00	$1,014.28	2.12%	$10.59

Class R6
Actual Return	$1,000.00	$1,056.10	1.78%	$9.07
Hypothetical Return	$1,000.00	$1,015.97	1.78%	$8.90

AQR Funds	Semi-Annual Report	June 2019

Fund Expense Examples

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/19

AQR Equity Market Neutral Fund

Class I
Actual Return	$1,000.00	$915.40	2.33%	$11.07
Hypothetical Return	$1,000.00	$1,013.24	2.33%	$11.63

Class N
Actual Return	$1,000.00	$914.00	2.61%	$12.39
Hypothetical Return	$1,000.00	$1,011.85	2.61%	$13.02

Class R6
Actual Return	$1,000.00	$915.50	2.26%	$10.73
Hypothetical Return	$1,000.00	$1,013.59	2.26%	$11.28

AQR Global Macro Fund

Class I
Actual Return	$1,000.00	$1,033.00	1.46%	$7.36
Hypothetical Return	$1,000.00	$1,017.55	1.46%	$7.30

Class N
Actual Return	$1,000.00	$1,032.30	1.70%	$8.57
Hypothetical Return	$1,000.00	$1,016.36	1.70%	$8.50

Class R6
Actual Return	$1,000.00	$1,034.10	1.36%	$6.86
Hypothetical Return	$1,000.00	$1,018.05	1.36%	$6.81

AQR Long-Short Equity Fund

Class I
Actual Return	$1,000.00	$986.30	2.02%	$9.95
Hypothetical Return	$1,000.00	$1,014.78	2.02%	$10.09

Class N
Actual Return	$1,000.00	$985.20	2.28%	$11.22
Hypothetical Return	$1,000.00	$1,013.49	2.28%	$11.38

Class R6
Actual Return	$1,000.00	$987.20	1.95%	$9.61
Hypothetical Return	$1,000.00	$1,015.12	1.95%	$9.74

AQR Multi-Asset Fund

Class I
Actual Return	$1,000.00	$1,139.80	1.48%	$7.85
Hypothetical Return	$1,000.00	$1,017.46	1.48%	$7.40

Class N
Actual Return	$1,000.00	$1,137.80	1.75%	$9.28
Hypothetical Return	$1,000.00	$1,016.12	1.75%	$8.75

Class R6
Actual Return	$1,000.00	$1,139.80	1.40%	$7.43
Hypothetical Return	$1,000.00	$1,017.85	1.40%	$7.00

AQR Multi-Strategy Alternative Fund

Class I
Actual Return	$1,000.00	$939.80	2.52%	$12.12
Hypothetical Return	$1,000.00	$1,012.30	2.52%	$12.57

Class N
Actual Return	$1,000.00	$939.30	2.78%	$13.37
Hypothetical Return	$1,000.00	$1,011.01	2.78%	$13.86

Class R6
Actual Return	$1,000.00	$939.90	2.43%	$11.69
Hypothetical Return	$1,000.00	$1,012.74	2.43%	$12.13

AQR Funds	Semi-Annual Report	June 2019

Fund Expense Examples

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/19

AQR Risk-Balanced Commodities Strategy Fund

Class I
Actual Return	$1,000.00	$1,060.20	0.99%	$5.06
Hypothetical Return	$1,000.00	$1,019.89	0.99%	$4.96

Class N
Actual Return	$1,000.00	$1,059.10	1.24%	$6.33
Hypothetical Return	$1,000.00	$1,018.65	1.24%	$6.21

Class R6
Actual Return	$1,000.00	$1,061.80	0.90%	$4.60
Hypothetical Return	$1,000.00	$1,020.33	0.90%	$4.51

AQR Risk Parity II HV Fund

Class I
Actual Return	$1,000.00	$1,229.80	1.72%	$9.51
Hypothetical Return	$1,000.00	$1,016.27	1.72%	$8.60

Class N
Actual Return	$1,000.00	$1,228.10	2.01%	$11.10
Hypothetical Return	$1,000.00	$1,014.83	2.01%	$10.04

Class R6
Actual Return	$1,000.00	$1,229.80	1.65%	$9.12
Hypothetical Return	$1,000.00	$1,016.61	1.65%	$8.25

AQR Risk Parity II MV Fund

Class I
Actual Return	$1,000.00	$1,152.70	0.95%	$5.07
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Class N
Actual Return	$1,000.00	$1,151.20	1.20%	$6.40
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class R6
Actual Return	$1,000.00	$1,153.80	0.85%	$4.54
Hypothetical Return	$1,000.00	$1,020.58	0.85%	$4.26

AQR Style Premia Alternative Fund

Class I
Actual Return	$1,000.00	$946.80	2.41%	$11.63
Hypothetical Return	$1,000.00	$1,012.84	2.41%	$12.03

Class N
Actual Return	$1,000.00	$946.70	2.68%	$12.94
Hypothetical Return	$1,000.00	$1,011.50	2.68%	$13.37

Class R6
Actual Return	$1,000.00	$948.00	2.33%	$11.25
Hypothetical Return	$1,000.00	$1,013.24	2.33%	$11.63

AQR Style Premia Alternative LV Fund

Class I
Actual Return	$1,000.00	$980.00	1.30%	$6.38
Hypothetical Return	$1,000.00	$1,018.35	1.30%	$6.51

Class N
Actual Return	$1,000.00	$978.90	1.58%	$7.75
Hypothetical Return	$1,000.00	$1,016.96	1.58%	$7.90

Class R6
Actual Return	$1,000.00	$981.00	1.23%	$6.04
Hypothetical Return	$1,000.00	$1,018.70	1.23%	$6.16

AQR Funds	Semi-Annual Report	June 2019

Fund Expense Examples

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/19

AQR Volatility Risk Premium Fund

Class I
Actual Return	$1,000.00	$1,074.40	0.68%	$3.50
Hypothetical Return	$1,000.00	$1,021.42	0.68%	$3.41

Class N
Actual Return	$1,000.00	$1,072.30	0.95%	$4.88
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Class R6
Actual Return	$1,000.00	$1,074.40	0.65%	$3.34
Hypothetical Return	$1,000.00	$1,021.57	0.65%	$3.26

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2019

Board Approval of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on May 9, 2019 to consider the continuation of the: (i) Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the AQR Funds on behalf of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Multi-Asset Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund, AQR Style Premia Alternative LV Fund and certain other AQR Funds; (ii) Investment Management Agreement II, as amended, between AQR and the AQR Funds on behalf of the AQR Alternative Risk Premia Fund and certain other AQR Funds; and (iii) the Second Amended and Restated Investment Sub-Advisory Agreement between AQR and CNH Partners, LLC (“CNH” or the “Sub-Adviser”) on behalf of the AQR Diversified Arbitrage Fund and the Investment Sub-Advisory Agreement between AQR and the Sub-Adviser for the AQR Multi-Strategy Alternative Fund (collectively, the “Sub-Advisory Agreements”).

Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management Agreement (including the Amendment), the Investment Management Agreement II and the Sub-Advisory Agreements are referred to collectively herein as the “Management Agreement,” as applicable and as the context suggests.

In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on April 29, 2019 with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations (together with the in-person meeting held on May 9, 2019, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR and CNH relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) memoranda and materials provided by AQR, describing the personnel and services provided by CNH to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund; (iii) performance information for the Funds relevant to the consideration of the Management Agreement; (iv) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) and Broadridge relating to the Funds’ fees and expenses and performance relative to peers; (v) financial information for AQR and a profitability analysis showing the profitability of AQR and CNH from providing services to the Funds; and (vi) a discussion of the compliance programs of AQR and CNH and the regulatory exam histories of each. AQR and CNH are referred to herein as the “Adviser,” as applicable.

At the in-person meeting held on May 9, 2019, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.

The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing CNH with respect to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund, provides oversight of Fund accounting, provides risk management, provides compliance oversight, oversees third party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board recognized that AQR’s oversight of CNH was extensive, including portfolio risk monitoring, compliance testing, trade monitoring and execution, liquidity risk management, and negotiation of agreements with derivative counterparties. The Board Members recognized the enterprise risk of AQR and CNH involved in providing services to the Funds over time.

Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at

AQR Funds	Semi-Annual Report	June 2019

Board Approval of Investment Advisory Agreements

the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR and, as applicable, CNH pursuant to the Management Agreement were of a high quality and benefit the Funds.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Morningstar as their peers. The Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to Morningstar peers or benchmarks. The Board considered that Morningstar comparisons may be of limited use in some cases due to the differences between the way in which a Fund is managed from other funds in the Morningstar category and peer group. In other cases, underperformance in relation to Morningstar peers may be due to differences in a Fund’s investment parameters compared to its peer funds, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of drawdown control and internal risk protections may affect a Fund’s performance in relation to its peers or benchmark. The Board noted the underperformance of several Funds as compared to their benchmark and Morningstar category during the one-year, and in some cases, longer time periods, which had been discussed with AQR at regular Board meetings during the year. AQR’s presentations to the Board at such regular Board meetings, which addressed in detail the drivers of underperformance, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board also noted significant redemptions from certain Funds over the prior year due to underperformance. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and the Adviser’s investment process.

The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.

To assist in this analysis, the Board received a report independently prepared by Broadridge (the “Broadridge Report”). The Broadridge Report showed comparative fee information for each Fund’s respective Broadridge category, including expense comparisons of contractual investment management fees and actual net expenses. The Board reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts or hedge funds.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities and the profitability of CNH with respect to its sub-advisory services for two of the Funds. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, expense reimbursements by the Adviser, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and the Adviser’s and CNH’s profitability were not excessive.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. At the request of the Independent Trustees, additional information was provided highlighting a Fund’s management fee relative to its category and peer group for the AQR Multi-Strategy Alternative Fund as of December 31, 2018. The Board considered this information in determining the reasonableness of continuing to operate each Fund (other than the AQR Multi-Asset Fund, AQR Risk Parity II MV Fund and AQR Risk Parity II HV Fund) without management fee breakpoints at the Fund’s current AUM level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds, except for the AQR Multi-Asset Fund, AQR Risk Parity II MV Fund and AQR Risk Parity II HV Fund, have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, portfolio management, technology and administration. AQR advised that its growth as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds. The principals of the Adviser have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that it currently intends to rely on Rule 30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.

AQR Funds	Semi-Annual Report	June 2019

Board Approval of Investment Advisory Agreements

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, including the sub-advisory fees paid to CNH, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. The Adviser may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management Agreement are reasonable in relation to the services provided by the Adviser (including CNH, when applicable) to the Funds, as well as the costs incurred and benefits to be gained by the Adviser (including CNH, when applicable) in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	June 2019

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Sub-Adviser

CNH Partners, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Semi-Annual Report

June 30, 2019 (Unaudited)

AQR Managed Futures Strategy Fund

AQR Managed Futures Strategy HV Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all AQR Funds held in your account if you invest through a financial intermediary.

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 95.8%
INVESTMENT COMPANIES - 14.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(a)(b)	163,852,459	$163,852,459
Limited Purpose Cash Investment Fund, 2.36% (1)(a)(c)	546,338,264	546,447,532
UBS Select Treasury Preferred Fund, Class I, 2.23% (1)(a)	69,763,661	69,763,661

TOTAL INVESTMENT COMPANIES (Cost $779,898,605)		780,063,652

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 81.8%
U.S. Treasury Bills
2.46%, 7/5/2019 (d)(e)	$500,000,000	499,891,655
2.42%, 7/18/2019 (e)	75,000,000	74,927,351
2.42%, 7/25/2019 (e)	75,000,000	74,902,500
2.48%, 8/1/2019 (d)(e)	195,709,000	195,370,261
2.47%, 8/8/2019 (e)	155,000,000	154,662,757
2.45%, 8/15/2019 (e)	125,000,000	124,673,046
2.49%, 8/22/2019 (d)(e)	212,274,000	211,630,409
2.49%, 8/29/2019 (d)(e)	399,980,000	398,603,401
2.49%, 9/5/2019 (d)(e)	422,009,000	420,390,068
2.48%, 9/12/2019 (d)(e)	453,945,000	452,046,470
2.48%, 9/19/2019 (d)(e)	381,904,000	380,140,734

	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 81.8% (continued)
2.44%, 9/26/2019 (e)(f)	$252,852,000	$251,584,053
2.41%, 10/3/2019 (e)(f)	384,546,000	382,444,937
2.42%, 10/10/2019 (e)(f)	139,028,000	138,210,843
2.42%, 10/17/2019 (d)(e)	31,609,000	31,414,842
2.43%, 10/24/2019 (d)(e)	258,345,000	256,703,747
2.42%, 10/31/2019 (e)(f)	57,591,000	57,196,270
2.37%, 11/21/2019 (e)(f)	44,557,000	44,192,400
2.14%, 11/29/2019 (d)(e)	76,151,000	75,491,416
2.28%, 12/5/2019 (d)(e)	2,387,000	2,366,050
2.16%, 12/12/2019 (e)(f)	236,174,000	233,983,191
2.15%, 12/19/2019 (e)(f)	86,379,000	85,541,474

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,543,597,591)		4,546,367,875

TOTAL SHORT-TERM INVESTMENTS (Cost $5,323,496,196)		5,326,431,527

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 95.8% (Cost $5,323,496,196)		5,326,431,527

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2% (g)		235,164,377

NET ASSETS - 100.0%		$5,561,595,904

(a)	Represents 7-day effective yield as of June 30, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	For the period ended June 30, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/18	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 06/30/19	VALUE AT 06/30/19	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

SHORT-TERM INVESTMENTS - 9.8%
INVESTMENT COMPANIES - 9.8%
Limited Purpose Cash Investment Fund, 2.36% (a) (Cost $546,282,485)	548,985,680	4,964,017,243	(4,966,664,659)	546,338,264	$546,447,532	$6,050,457	$44,414	$99,508

(a)	Represents 7-day effective yield as of June 30, 2019.

(d)	All or a portion of the security pledged as collateral for futures contracts.
(e)	The rate shown was the effective yield at the date of purchase.
(f)	All or a portion of the security pledged as collateral for swap and futures contracts.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

2

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/09/2019	USD	15,309,319	$547,744
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/09/2019	USD	25,406,081	1,681,914
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/09/2019	USD	41,044	989
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/23/2019	USD	(57,107,638)	1,071,309
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/08/2019	USD	1,420,720	13,525
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	08/14/2019	BRL	121,376,150	542,084
KC HRW Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/23/2019	USD	(46,150)	1,508
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/02/2019	USD	(4,591,400)	123,650
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/02/2019	USD	(1,961,780)	67,180
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/02/2019	USD	(46,414,880)	1,630,658
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	35,904,700	386,231
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(107,880,890)	554,005
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	4,324,500	86,985

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

3

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/23/2019	USD	18,532,838	$ 618,370

								7,326,152

Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	08/09/2019	USD	(9,111,713)	(624,791)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/09/2019	USD	(11,410,163)	(751,434)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/09/2019	USD	(15,309,319)	(1,044,705)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/09/2019	USD	(18,674,906)	(1,293,176)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/09/2019	USD	(25,406,081)	(1,673,445)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/23/2019	USD	57,107,638	(1,294,594)
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(4,691,680)	(34,757)
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/08/2019	USD	(2,345,840)	(18,646)
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/08/2019	USD	(7,235,760)	(69,960)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/02/2019	USD	1,961,780	(65,672)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/02/2019	USD	46,414,880	(1,641,803)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/02/2019	USD	4,591,400	(161,594)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

4

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(88,192,650)	$(3,870,730)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(80,254,850)	(3,571,037)
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(936,410)	(7,627)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	60,672,910	(469,793)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(26,483,238)	(659,353)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MSCS	09/20/2019	CHF	72,222,490	(264,062)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	33,032,213	(173,591)
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/23/2019	USD	(18,532,838)	(280,167)
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/23/2019	USD	(33,032,213)	(275,179)

								(18,246,116)

								$(10,919,964)

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	205	7/2019	EUR	$26,151,172	$83,333
CAC 40 10 Euro Index	4,962	7/2019	EUR	312,187,895	2,267,842
IBEX 35 Index	131	7/2019	EUR	13,664,109	34,409
LME Aluminum Base Metal	2	7/2019	USD	89,048	(4,058)
LME Aluminum Base Metal	11	7/2019	USD	489,825	(24,177)
LME Aluminum Base Metal	11	7/2019	USD	490,001	(23,457)
LME Aluminum Base Metal	14	7/2019	USD	623,189	(32,945)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

5

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	15	7/2019	USD	$ 668,265	$ (31,811)
LME Aluminum Base Metal	19	7/2019	USD	845,856	(44,857)
LME Aluminum Base Metal	24	7/2019	USD	1,067,550	(66,928)
LME Aluminum Base Metal	29	7/2019	USD	1,290,732	(73,665)
LME Aluminum Base Metal	30	7/2019	USD	1,339,583	(50,444)
LME Aluminum Base Metal	30	7/2019	USD	1,339,223	(62,804)
LME Aluminum Base Metal	32	7/2019	USD	1,428,112	(70,742)
LME Aluminum Base Metal	34	7/2019	USD	1,519,418	(38,733)
LME Aluminum Base Metal	37	7/2019	USD	1,650,811	(90,149)
LME Aluminum Base Metal	43	7/2019	USD	1,922,143	(30,829)
LME Aluminum Base Metal	52	7/2019	USD	2,316,925	(85,953)
LME Aluminum Base Metal	52	7/2019	USD	2,316,925	(112,928)
LME Aluminum Base Metal	71	7/2019	USD	3,158,932	(201,909)
LME Copper Base Metal	1	7/2019	USD	149,741	(11,268)
LME Copper Base Metal	2	7/2019	USD	299,440	(23,741)
LME Copper Base Metal	3	7/2019	USD	449,348	(32,524)
LME Copper Base Metal	4	7/2019	USD	599,050	(47,162)
LME Copper Base Metal	4	7/2019	USD	598,710	(47,527)
LME Copper Base Metal	6	7/2019	USD	897,683	(70,023)
LME Copper Base Metal	8	7/2019	USD	1,196,570	(100,004)
LME Copper Base Metal	12	7/2019	USD	1,797,510	(149,860)
LME Copper Base Metal	12	7/2019	USD	1,797,129	(120,440)
LME Copper Base Metal	15	7/2019	USD	2,246,775	(180,738)
LME Copper Base Metal	15	7/2019	USD	2,246,659	(145,047)
LME Copper Base Metal	24	7/2019	USD	3,594,000	(267,467)
LME Copper Base Metal	25	7/2019	USD	3,743,688	(265,987)
LME Copper Base Metal	28	7/2019	USD	4,193,154	(276,752)
LME Copper Base Metal	30	7/2019	USD	4,494,000	(421,691)
LME Copper Base Metal	37	7/2019	USD	5,540,750	(442,053)
LME Nickel Base Metal	1	7/2019	USD	75,776	(3,349)
LME Nickel Base Metal	1	7/2019	USD	75,785	(2,443)
LME Nickel Base Metal	3	7/2019	USD	227,299	(12,029)
LME Nickel Base Metal	3	7/2019	USD	227,465	(6,733)
LME Nickel Base Metal	4	7/2019	USD	303,323	(10,741)
LME Nickel Base Metal	5	7/2019	USD	378,786	(18,189)
LME Nickel Base Metal	7	7/2019	USD	530,558	(14,665)
LME Nickel Base Metal	7	7/2019	USD	529,978	(30,112)
LME Nickel Base Metal	9	7/2019	USD	681,566	(31,635)
LME Nickel Base Metal	18	7/2019	USD	1,365,120	(47,348)
LME Nickel Base Metal	18	7/2019	USD	1,365,012	(2,267)
LME Nickel Base Metal	21	7/2019	USD	1,593,199	5,537
LME Nickel Base Metal	21	7/2019	USD	1,594,160	31,572
LME Nickel Base Metal	22	7/2019	USD	1,669,498	34,613
LME Nickel Base Metal	22	7/2019	USD	1,669,354	41,069
LME Nickel Base Metal	22	7/2019	USD	1,669,928	31,743
LME Nickel Base Metal	23	7/2019	USD	1,745,083	26,881
LME Zinc Base Metal	1	7/2019	USD	63,785	(8,889)
LME Zinc Base Metal	2	7/2019	USD	126,236	(12,920)
LME Zinc Base Metal	2	7/2019	USD	127,675	(16,471)
LME Zinc Base Metal	2	7/2019	USD	127,782	(15,754)
LME Zinc Base Metal	3	7/2019	USD	190,875	(21,046)
LME Zinc Base Metal	4	7/2019	USD	255,775	(31,219)
LME Zinc Base Metal	4	7/2019	USD	252,279	(28,783)
LME Zinc Base Metal	5	7/2019	USD	319,985	(43,400)
LME Zinc Base Metal	6	7/2019	USD	381,150	(32,568)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

6

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	6	7/2019	USD	$ 384,525	$ (52,040)
LME Zinc Base Metal	6	7/2019	USD	382,070	(42,048)
LME Zinc Base Metal	9	7/2019	USD	573,581	(79,151)
LME Zinc Base Metal	10	7/2019	USD	640,500	(88,393)
LME Zinc Base Metal	13	7/2019	USD	823,267	(79,784)
LME Zinc Base Metal	20	7/2019	USD	1,263,320	(127,239)
LME Zinc Base Metal	23	7/2019	USD	1,455,038	(131,455)
LME Zinc Base Metal	23	7/2019	USD	1,453,928	(119,915)
MSCI Singapore Index	232	7/2019	SGD	6,484,169	65,937
MSCI Taiwan Index	638	7/2019	USD	24,658,700	53,028
OMXS30 Index	3,245	7/2019	SEK	56,636,321	828,424
SGX FTSE China A50 Index	2,946	7/2019	USD	39,785,730	517,453
100 oz Gold	1,029	8/2019	USD	145,469,730	(293,471)
LME Aluminum Base Metal	10	8/2019	USD	449,063	(467)
LME Aluminum Base Metal	15	8/2019	USD	671,779	(10,934)
LME Aluminum Base Metal	18	8/2019	USD	806,594	(20,785)
LME Aluminum Base Metal	20	8/2019	USD	896,275	(30,234)
LME Aluminum Base Metal	28	8/2019	USD	1,254,540	(12,543)
LME Aluminum Base Metal	31	8/2019	USD	1,389,575	(27,991)
LME Aluminum Base Metal	35	8/2019	USD	1,568,656	(6,430)
LME Aluminum Base Metal	43	8/2019	USD	1,927,475	7,946
LME Aluminum Base Metal	43	8/2019	USD	1,926,744	(28,270)
LME Aluminum Base Metal	45	8/2019	USD	2,015,719	(17,053)
LME Aluminum Base Metal	48	8/2019	USD	2,136,384	(18,358)
LME Aluminum Base Metal	58	8/2019	USD	2,594,050	(21,921)
LME Aluminum Base Metal	79	8/2019	USD	3,541,669	4,034
LME Aluminum Base Metal	139	8/2019	USD	6,243,706	23,055
LME Copper Base Metal	5	8/2019	USD	748,968	(44,052)
LME Copper Base Metal	6	8/2019	USD	899,400	12,132
LME Copper Base Metal	19	8/2019	USD	2,847,084	31,340
LME Copper Base Metal	24	8/2019	USD	3,596,100	12,229
LME Copper Base Metal	25	8/2019	USD	3,746,456	(16,118)
LME Copper Base Metal	25	8/2019	USD	3,746,250	(23,824)
LME Copper Base Metal	27	8/2019	USD	4,046,335	(27,032)
LME Copper Base Metal	27	8/2019	USD	4,046,477	(45,453)
LME Copper Base Metal	27	8/2019	USD	4,045,302	(125,265)
LME Copper Base Metal	28	8/2019	USD	4,195,282	(120,301)
LME Copper Base Metal	28	8/2019	USD	4,196,045	(64,238)
LME Copper Base Metal	50	8/2019	USD	7,493,750	(116,804)
LME Copper Base Metal	56	8/2019	USD	8,390,872	(213,168)
LME Nickel Base Metal	1	8/2019	USD	76,117	3,544
LME Nickel Base Metal	4	8/2019	USD	304,440	14,270
LME Nickel Base Metal	6	8/2019	USD	456,336	22,878
LME Nickel Base Metal	6	8/2019	USD	456,377	25,079
LME Nickel Base Metal	7	8/2019	USD	532,346	30,846
LME Nickel Base Metal	10	8/2019	USD	760,234	31,654
LME Nickel Base Metal	11	8/2019	USD	836,185	44,153
LME Nickel Base Metal	12	8/2019	USD	912,834	47,209
LME Nickel Base Metal	13	8/2019	USD	988,134	70,776
LME Nickel Base Metal	15	8/2019	USD	1,140,056	74,869
LME Nickel Base Metal	16	8/2019	USD	1,215,538	62,530
LME Nickel Base Metal	16	8/2019	USD	1,215,433	53,786
LME Nickel Base Metal	22	8/2019	USD	1,670,360	57,255
LME Nickel Base Metal	32	8/2019	USD	2,431,284	148,227
LME Zinc Base Metal	1	8/2019	USD	62,858	(5,645)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

7

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	3	8/2019	USD	$ 188,505	$ (10,629)
LME Zinc Base Metal	4	8/2019	USD	251,183	(9,729)
LME Zinc Base Metal	6	8/2019	USD	377,840	(42,311)
LME Zinc Base Metal	9	8/2019	USD	565,313	(27,139)
LME Zinc Base Metal	9	8/2019	USD	563,108	(7,294)
LME Zinc Base Metal	13	8/2019	USD	816,238	(24,901)
LME Zinc Base Metal	25	8/2019	USD	1,569,125	(67,199)
LME Zinc Base Metal	30	8/2019	USD	1,880,250	(52,589)
LME Zinc Base Metal	30	8/2019	USD	1,880,925	(50,414)
LME Zinc Base Metal	30	8/2019	USD	1,878,750	(43,589)
LME Zinc Base Metal	36	8/2019	USD	2,252,268	(34,558)
LME Zinc Base Metal	41	8/2019	USD	2,565,831	(18,822)
LME Zinc Base Metal	49	8/2019	USD	3,074,383	(137,387)
3 Month Canadian Bankers Acceptance	23	9/2019	CAD	4,304,981	211
Australia 10 Year Bond	3,819	9/2019	AUD	385,144,506	1,870,658
Australia 3 Year Bond	22,369	9/2019	AUD	1,805,940,541	870,434
Canada 10 Year Bond	554	9/2019	CAD	60,465,977	560,667
Cocoa	290	9/2019	USD	7,032,500	(212,465)
Cocoa	551	9/2019	GBP	12,630,351	(211,334)
Corn	1,128	9/2019	USD	23,955,900	(1,520,201)
DAX Index	76	9/2019	EUR	26,764,148	201,291
DJIA CBOT E-Mini Index	2,710	9/2019	USD	360,335,150	2,013,742
EURO STOXX 50 Index	5,607	9/2019	EUR	220,982,430	2,227,710
Euro-Bobl	5,948	9/2019	EUR	909,280,952	3,654,784
Euro-BTP	3,061	9/2019	EUR	467,453,022	18,546,468
Euro-Bund	1,790	9/2019	EUR	351,596,526	4,447,929
Euro-Buxl	109	9/2019	EUR	25,148,216	895,943
Euro-OAT	1,634	9/2019	EUR	306,331,967	4,715,478
Euro-Schatz	11,423	9/2019	EUR	1,458,480,240	2,382,102
FTSE 100 Index	2,897	9/2019	GBP	271,108,829	1,160,055
FTSE/JSE Top 40 Index	498	9/2019	ZAR	18,538,258	(176,465)
FTSE/MIB Index	34	9/2019	EUR	4,089,603	(1,946)
Japan 10 Year Bond	600	9/2019	JPY	856,188,842	2,002,206
LME Aluminum Base Metal	4	9/2019	USD	179,982	(2,475)
LME Aluminum Base Metal	10	9/2019	USD	449,865	6,086
LME Aluminum Base Metal	13	9/2019	USD	584,883	(1,228)
LME Aluminum Base Metal	15	9/2019	USD	675,563	17,018
LME Aluminum Base Metal	15	9/2019	USD	675,533	4,988
LME Aluminum Base Metal	17	9/2019	USD	764,469	7,927
LME Aluminum Base Metal	17	9/2019	USD	765,565	7,315
LME Aluminum Base Metal	22	9/2019	USD	989,313	1,723
LME Aluminum Base Metal	34	9/2019	USD	1,531,063	17,112
LME Aluminum Base Metal	92	9/2019	USD	4,139,149	14,220
LME Aluminum Base Metal	92	9/2019	USD	4,138,275	48,088
LME Aluminum Base Metal	93	9/2019	USD	4,182,094	25,392
LME Aluminum Base Metal	176	9/2019	USD	7,920,000	125,374
LME Aluminum Base Metal	656	9/2019	USD	29,524,100	141,651
LME Copper Base Metal	1	9/2019	USD	149,953	1,825
LME Copper Base Metal	1	9/2019	USD	149,945	3,932
LME Copper Base Metal	1	9/2019	USD	149,963	3,547
LME Copper Base Metal	1	9/2019	USD	149,960	4,549
LME Copper Base Metal	1	9/2019	USD	149,954	3,660
LME Copper Base Metal	2	9/2019	USD	299,911	8,005
LME Copper Base Metal	3	9/2019	USD	449,852	10,043
LME Copper Base Metal	4	9/2019	USD	599,600	14,279

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

8

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	11	9/2019	USD	$ 1,649,434	$ 44,126
LME Copper Base Metal	16	9/2019	USD	2,397,240	(8,807)
LME Copper Base Metal	16	9/2019	USD	2,397,200	753
LME Copper Base Metal	20	9/2019	USD	2,996,600	(12,209)
LME Copper Base Metal	23	9/2019	USD	3,446,148	30,580
LME Copper Base Metal	39	9/2019	USD	5,844,150	58,385
LME Copper Base Metal	62	9/2019	USD	9,289,925	18,874
LME Nickel Base Metal	1	9/2019	USD	76,157	5,362
LME Nickel Base Metal	1	9/2019	USD	76,186	6,151
LME Nickel Base Metal	1	9/2019	USD	76,197	5,154
LME Nickel Base Metal	1	9/2019	USD	76,191	5,209
LME Nickel Base Metal	1	9/2019	USD	76,151	5,102
LME Nickel Base Metal	1	9/2019	USD	76,144	4,651
LME Nickel Base Metal	2	9/2019	USD	152,405	8,730
LME Nickel Base Metal	4	9/2019	USD	304,920	18,387
LME Nickel Base Metal	9	9/2019	USD	685,260	513
LME Nickel Base Metal	14	9/2019	USD	1,066,010	26,469
LME Nickel Base Metal	17	9/2019	USD	1,294,502	49,032
LME Nickel Base Metal	21	9/2019	USD	1,599,167	71,985
LME Nickel Base Metal	29	9/2019	USD	2,209,452	133,546
LME Nickel Base Metal	48	9/2019	USD	3,655,584	119,832
LME Zinc Base Metal	3	9/2019	USD	187,190	(2,266)
LME Zinc Base Metal	3	9/2019	USD	187,253	(1,804)
LME Zinc Base Metal	10	9/2019	USD	623,750	1,476
LME Zinc Base Metal	16	9/2019	USD	999,028	10,581
LME Zinc Base Metal	18	9/2019	USD	1,125,891	13,490
LME Zinc Base Metal	18	9/2019	USD	1,126,053	10,708
LME Zinc Base Metal	19	9/2019	USD	1,188,526	9,368
LME Zinc Base Metal	20	9/2019	USD	1,250,070	7,011
LME Zinc Base Metal	20	9/2019	USD	1,250,625	(3,559)
LME Zinc Base Metal	20	9/2019	USD	1,250,600	(5,959)
LME Zinc Base Metal	20	9/2019	USD	1,250,715	10,656
LME Zinc Base Metal	31	9/2019	USD	1,938,895	1,234
LME Zinc Base Metal	34	9/2019	USD	2,124,397	21,106
LME Zinc Base Metal	40	9/2019	USD	2,501,150	20,282
LME Zinc Base Metal	133	9/2019	USD	8,315,825	26,066
Long Gilt	3,057	9/2019	GBP	505,855,485	2,915,050
MSCI EAFE E-Mini Index	13	9/2019	USD	1,250,145	5,335
NASDAQ 100 E-Mini Index	3,198	9/2019	USD	492,092,250	3,348,331
Palladium	64	9/2019	USD	9,840,640	342,286
S&P 500 E-Mini Index	2,583	9/2019	USD	380,243,430	3,390,415
S&P/TSX 60 Index	3,005	9/2019	CAD	448,701,997	(277,730)
SPI 200 Index	5,279	9/2019	AUD	607,711,322	3,576,465
U.S. Treasury 10 Year Note	4,726	9/2019	USD	604,780,313	9,973,739
U.S. Treasury 2 Year Note	4,456	9/2019	USD	958,840,688	4,969,900
U.S. Treasury 5 Year Note	5,758	9/2019	USD	680,343,688	8,334,859
U.S. Treasury Long Bond	2,608	9/2019	USD	405,788,500	10,193,721
U.S. Treasury Ultra Bond	1,514	9/2019	USD	268,829,625	8,952,230
Wheat	15	9/2019	USD	395,438	(8,912)
3 Month Canadian Bankers Acceptance	516	12/2019	CAD	96,625,635	(43,952)
3 Month Euro Euribor	2,710	12/2019	EUR	774,044,527	838,812
3 Month Eurodollar	6,480	12/2019	USD	1,589,057,999	8,925,237
3 Month Euroswiss	132	12/2019	CHF	34,095,267	19,726
3 Month Sterling	1,204	12/2019	GBP	189,569,780	140,654
ASX 90 Day Bank Accepted Bill	1,232	12/2019	AUD	862,776,899	502,799

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

9

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
3 Month Canadian Bankers Acceptance	523	3/2020	CAD	$ 98,041,283	$ (104,105)
3 Month Euro Euribor	3,098	3/2020	EUR	884,999,240	1,208,233
3 Month Eurodollar	4,113	3/2020	USD	1,010,666,925	6,846,102
3 Month Euroswiss	190	3/2020	CHF	49,091,119	59,654
3 Month Sterling	1,048	3/2020	GBP	165,082,446	71,703
ASX 90 Day Bank Accepted Bill	1,226	3/2020	AUD	858,744,039	116,744
3 Month Euro Euribor	4,025	6/2020	EUR	1,149,870,620	1,714,415
3 Month Eurodollar	2,643	6/2020	USD	650,045,850	4,777,696
3 Month Euroswiss	190	6/2020	CHF	49,095,984	24,139
3 Month Sterling	1,391	6/2020	GBP	219,156,455	123,783
3 Month Euro Euribor	3,987	9/2020	EUR	1,138,958,028	1,938,239
3 Month Eurodollar	2,106	9/2020	USD	518,312,925	4,121,959
3 Month Sterling	2,531	9/2020	GBP	398,787,155	344,249
3 Month Euro Euribor	3,762	12/2020	EUR	1,074,522,328	1,996,994
3 Month Eurodollar	2,450	12/2020	USD	602,975,625	4,848,530
3 Month Sterling	3,174	12/2020	GBP	499,972,982	439,934
3 Month Euro Euribor	3,585	3/2021	EUR	1,023,762,827	1,420,970
3 Month Eurodollar	2,894	3/2021	USD	712,430,450	4,950,892
3 Month Sterling	2,990	3/2021	GBP	471,036,505	445,621
3 Month Euro Euribor	1,757	6/2021	EUR	501,618,866	329,909
3 Month Eurodollar	3,350	6/2021	USD	824,435,000	1,033,524
3 Month Sterling	3,026	6/2021	GBP	476,635,794	(19,379)

					145,612,760

Short Contracts
Brent Crude Oil	(1,600)	7/2019	USD	(103,584,000)	(3,801,222)
Hang Seng Index	(526)	7/2019	HKD	(95,969,059)	(1,127,002)
HSCEI	(1,267)	7/2019	HKD	(87,867,846)	(771,044)
LME Aluminum Base Metal	(2)	7/2019	USD	(89,048)	4,346
LME Aluminum Base Metal	(11)	7/2019	USD	(490,001)	21,128
LME Aluminum Base Metal	(11)	7/2019	USD	(489,825)	21,524
LME Aluminum Base Metal	(14)	7/2019	USD	(623,189)	33,545
LME Aluminum Base Metal	(15)	7/2019	USD	(668,265)	28,567
LME Aluminum Base Metal	(19)	7/2019	USD	(845,856)	48,513
LME Aluminum Base Metal	(24)	7/2019	USD	(1,067,550)	70,591
LME Aluminum Base Metal	(29)	7/2019	USD	(1,290,732)	75,626
LME Aluminum Base Metal	(30)	7/2019	USD	(1,339,583)	45,517
LME Aluminum Base Metal	(30)	7/2019	USD	(1,339,223)	58,049
LME Aluminum Base Metal	(32)	7/2019	USD	(1,428,112)	68,906
LME Aluminum Base Metal	(34)	7/2019	USD	(1,519,418)	38,449
LME Aluminum Base Metal	(37)	7/2019	USD	(1,650,811)	82,704
LME Aluminum Base Metal	(43)	7/2019	USD	(1,922,143)	28,294
LME Aluminum Base Metal	(52)	7/2019	USD	(2,316,925)	93,415
LME Aluminum Base Metal	(52)	7/2019	USD	(2,316,925)	101,739
LME Aluminum Base Metal	(71)	7/2019	USD	(3,158,932)	219,450
LME Copper Base Metal	(1)	7/2019	USD	(149,741)	11,406
LME Copper Base Metal	(2)	7/2019	USD	(299,440)	24,654
LME Copper Base Metal	(3)	7/2019	USD	(449,348)	33,269
LME Copper Base Metal	(4)	7/2019	USD	(598,710)	48,345
LME Copper Base Metal	(4)	7/2019	USD	(599,050)	50,747
LME Copper Base Metal	(6)	7/2019	USD	(897,683)	67,854
LME Copper Base Metal	(8)	7/2019	USD	(1,196,570)	98,943
LME Copper Base Metal	(12)	7/2019	USD	(1,797,129)	122,011
LME Copper Base Metal	(12)	7/2019	USD	(1,797,510)	150,235
LME Copper Base Metal	(15)	7/2019	USD	(2,246,659)	140,735

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

10

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(15)	7/2019	USD	$ (2,246,775)	$ 186,275
LME Copper Base Metal	(24)	7/2019	USD	(3,594,000)	269,629
LME Copper Base Metal	(25)	7/2019	USD	(3,743,688)	281,864
LME Copper Base Metal	(28)	7/2019	USD	(4,193,154)	269,263
LME Copper Base Metal	(30)	7/2019	USD	(4,494,000)	407,162
LME Copper Base Metal	(37)	7/2019	USD	(5,540,750)	434,641
LME Nickel Base Metal	(1)	7/2019	USD	(75,776)	3,631
LME Nickel Base Metal	(1)	7/2019	USD	(75,785)	2,815
LME Nickel Base Metal	(3)	7/2019	USD	(227,465)	5,406
LME Nickel Base Metal	(3)	7/2019	USD	(227,299)	11,282
LME Nickel Base Metal	(4)	7/2019	USD	(303,323)	9,865
LME Nickel Base Metal	(5)	7/2019	USD	(378,786)	18,721
LME Nickel Base Metal	(7)	7/2019	USD	(529,978)	29,651
LME Nickel Base Metal	(7)	7/2019	USD	(530,558)	15,379
LME Nickel Base Metal	(9)	7/2019	USD	(681,566)	29,884
LME Nickel Base Metal	(18)	7/2019	USD	(1,365,012)	3,882
LME Nickel Base Metal	(18)	7/2019	USD	(1,365,120)	42,319
LME Nickel Base Metal	(21)	7/2019	USD	(1,594,160)	(35,917)
LME Nickel Base Metal	(21)	7/2019	USD	(1,593,199)	(16,126)
LME Nickel Base Metal	(22)	7/2019	USD	(1,669,928)	(31,451)
LME Nickel Base Metal	(22)	7/2019	USD	(1,669,498)	(37,846)
LME Nickel Base Metal	(22)	7/2019	USD	(1,669,354)	(40,050)
LME Nickel Base Metal	(23)	7/2019	USD	(1,745,083)	(28,017)
LME Zinc Base Metal	(1)	7/2019	USD	(63,785)	8,663
LME Zinc Base Metal	(2)	7/2019	USD	(126,236)	12,159
LME Zinc Base Metal	(2)	7/2019	USD	(127,782)	15,013
LME Zinc Base Metal	(2)	7/2019	USD	(127,675)	17,094
LME Zinc Base Metal	(3)	7/2019	USD	(190,875)	20,777
LME Zinc Base Metal	(4)	7/2019	USD	(252,279)	27,711
LME Zinc Base Metal	(4)	7/2019	USD	(255,775)	30,363
LME Zinc Base Metal	(5)	7/2019	USD	(319,985)	41,969
LME Zinc Base Metal	(6)	7/2019	USD	(384,525)	50,007
LME Zinc Base Metal	(6)	7/2019	USD	(381,150)	33,017
LME Zinc Base Metal	(6)	7/2019	USD	(382,070)	43,163
LME Zinc Base Metal	(9)	7/2019	USD	(573,581)	83,842
LME Zinc Base Metal	(10)	7/2019	USD	(640,500)	91,189
LME Zinc Base Metal	(13)	7/2019	USD	(823,267)	74,939
LME Zinc Base Metal	(20)	7/2019	USD	(1,263,320)	124,366
LME Zinc Base Metal	(23)	7/2019	USD	(1,455,038)	125,429
LME Zinc Base Metal	(23)	7/2019	USD	(1,453,928)	123,329
Natural Gas	(12,261)	7/2019	USD	(282,983,880)	2,329,303
NY Harbor ULSD	(642)	7/2019	USD	(52,293,982)	(1,685,445)
RBOB Gasoline	(82)	7/2019	USD	(6,531,890)	(613,394)
WTI Crude Oil	(3,880)	7/2019	USD	(226,863,600)	(10,556,576)
Lean Hogs	(297)	8/2019	USD	(9,028,800)	637,061
Live Cattle	(951)	8/2019	USD	(39,694,740)	142,742
LME Aluminum Base Metal	(10)	8/2019	USD	(449,063)	897
LME Aluminum Base Metal	(15)	8/2019	USD	(671,779)	6,822
LME Aluminum Base Metal	(18)	8/2019	USD	(806,594)	20,057
LME Aluminum Base Metal	(20)	8/2019	USD	(896,275)	28,052
LME Aluminum Base Metal	(28)	8/2019	USD	(1,254,540)	8,998
LME Aluminum Base Metal	(31)	8/2019	USD	(1,389,575)	22,478
LME Aluminum Base Metal	(35)	8/2019	USD	(1,568,656)	3,824
LME Aluminum Base Metal	(43)	8/2019	USD	(1,927,475)	(11,172)
LME Aluminum Base Metal	(43)	8/2019	USD	(1,926,744)	38,423

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

11

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(45)	8/2019	USD	$ (2,015,719)	$ 9,963
LME Aluminum Base Metal	(48)	8/2019	USD	(2,136,384)	23,637
LME Aluminum Base Metal	(58)	8/2019	USD	(2,594,050)	7,138
LME Aluminum Base Metal	(79)	8/2019	USD	(3,541,669)	(3,348)
LME Aluminum Base Metal	(139)	8/2019	USD	(6,243,706)	(27,366)
LME Copper Base Metal	(5)	8/2019	USD	(748,968)	55,424
LME Copper Base Metal	(6)	8/2019	USD	(899,400)	(14,411)
LME Copper Base Metal	(19)	8/2019	USD	(2,847,084)	(31,915)
LME Copper Base Metal	(24)	8/2019	USD	(3,596,100)	(30,248)
LME Copper Base Metal	(25)	8/2019	USD	(3,746,250)	23,553
LME Copper Base Metal	(25)	8/2019	USD	(3,746,456)	21,744
LME Copper Base Metal	(27)	8/2019	USD	(4,046,477)	36,218
LME Copper Base Metal	(27)	8/2019	USD	(4,046,335)	29,793
LME Copper Base Metal	(27)	8/2019	USD	(4,045,302)	129,579
LME Copper Base Metal	(28)	8/2019	USD	(4,196,045)	40,427
LME Copper Base Metal	(28)	8/2019	USD	(4,195,282)	112,998
LME Copper Base Metal	(50)	8/2019	USD	(7,493,750)	110,991
LME Copper Base Metal	(56)	8/2019	USD	(8,390,872)	179,177
LME Nickel Base Metal	(1)	8/2019	USD	(76,117)	(3,322)
LME Nickel Base Metal	(4)	8/2019	USD	(304,440)	(14,492)
LME Nickel Base Metal	(6)	8/2019	USD	(456,336)	(23,334)
LME Nickel Base Metal	(6)	8/2019	USD	(456,377)	(25,779)
LME Nickel Base Metal	(7)	8/2019	USD	(532,346)	(30,852)
LME Nickel Base Metal	(10)	8/2019	USD	(760,234)	(32,550)
LME Nickel Base Metal	(11)	8/2019	USD	(836,185)	(44,547)
LME Nickel Base Metal	(12)	8/2019	USD	(912,834)	(45,110)
LME Nickel Base Metal	(13)	8/2019	USD	(988,134)	(65,608)
LME Nickel Base Metal	(15)	8/2019	USD	(1,140,056)	(75,305)
LME Nickel Base Metal	(16)	8/2019	USD	(1,215,538)	(62,311)
LME Nickel Base Metal	(16)	8/2019	USD	(1,215,433)	(57,847)
LME Nickel Base Metal	(22)	8/2019	USD	(1,670,360)	(57,179)
LME Nickel Base Metal	(32)	8/2019	USD	(2,431,284)	(152,678)
LME Zinc Base Metal	(1)	8/2019	USD	(62,858)	4,927
LME Zinc Base Metal	(3)	8/2019	USD	(188,505)	10,812
LME Zinc Base Metal	(4)	8/2019	USD	(251,183)	8,889
LME Zinc Base Metal	(6)	8/2019	USD	(377,840)	46,380
LME Zinc Base Metal	(9)	8/2019	USD	(563,108)	7,813
LME Zinc Base Metal	(9)	8/2019	USD	(565,313)	24,469
LME Zinc Base Metal	(13)	8/2019	USD	(816,238)	24,743
LME Zinc Base Metal	(25)	8/2019	USD	(1,569,125)	64,912
LME Zinc Base Metal	(30)	8/2019	USD	(1,878,750)	39,261
LME Zinc Base Metal	(30)	8/2019	USD	(1,880,250)	50,879
LME Zinc Base Metal	(30)	8/2019	USD	(1,880,925)	43,782
LME Zinc Base Metal	(36)	8/2019	USD	(2,252,268)	31,394
LME Zinc Base Metal	(41)	8/2019	USD	(2,565,831)	17,707
LME Zinc Base Metal	(49)	8/2019	USD	(3,074,383)	136,940
Low Sulphur Gasoil	(2,597)	8/2019	USD	(155,170,750)	(6,090,390)
Copper	(1,077)	9/2019	USD	(73,060,988)	(334,058)
KC HRW Wheat	(353)	9/2019	USD	(8,145,475)	168,896
KOSPI 200 Index	(675)	9/2019	KRW	(40,687,654)	(884,888)
LME Aluminum Base Metal	(4)	9/2019	USD	(179,982)	2,106
LME Aluminum Base Metal	(10)	9/2019	USD	(449,865)	(5,496)
LME Aluminum Base Metal	(13)	9/2019	USD	(584,883)	1,622
LME Aluminum Base Metal	(15)	9/2019	USD	(675,533)	(5,996)
LME Aluminum Base Metal	(15)	9/2019	USD	(675,563)	(14,631)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

12

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal	(17)	9/2019	USD	$ (764,469)	$ (7,479)
LME Aluminum Base Metal	(17)	9/2019	USD	(765,565)	(6,377)
LME Aluminum Base Metal	(22)	9/2019	USD	(989,313)	(2,788)
LME Aluminum Base Metal	(34)	9/2019	USD	(1,531,063)	(19,309)
LME Aluminum Base Metal	(92)	9/2019	USD	(4,138,275)	(42,371)
LME Aluminum Base Metal	(92)	9/2019	USD	(4,139,149)	580
LME Aluminum Base Metal	(93)	9/2019	USD	(4,182,094)	(20,572)
LME Aluminum Base Metal	(176)	9/2019	USD	(7,920,000)	(123,374)
LME Aluminum Base Metal	(1,440)	9/2019	USD	(64,809,000)	(221,688)
LME Copper Base Metal	(1)	9/2019	USD	(149,953)	(1,944)
LME Copper Base Metal	(1)	9/2019	USD	(149,960)	(4,038)
LME Copper Base Metal	(1)	9/2019	USD	(149,963)	(2,765)
LME Copper Base Metal	(1)	9/2019	USD	(149,954)	(3,906)
LME Copper Base Metal	(1)	9/2019	USD	(149,945)	(4,023)
LME Copper Base Metal	(2)	9/2019	USD	(299,911)	(8,252)
LME Copper Base Metal	(3)	9/2019	USD	(449,852)	(10,715)
LME Copper Base Metal	(11)	9/2019	USD	(1,649,434)	(44,788)
LME Copper Base Metal	(16)	9/2019	USD	(2,397,200)	(4,895)
LME Copper Base Metal	(16)	9/2019	USD	(2,397,240)	8,536
LME Copper Base Metal	(20)	9/2019	USD	(2,996,600)	12,383
LME Copper Base Metal	(23)	9/2019	USD	(3,446,148)	(26,261)
LME Copper Base Metal	(39)	9/2019	USD	(5,844,150)	(60,591)
LME Copper Base Metal	(62)	9/2019	USD	(9,289,925)	(25,883)
LME Copper Base Metal	(338)	9/2019	USD	(50,666,200)	(561,502)
LME Nickel Base Metal	(1)	9/2019	USD	(76,157)	(5,330)
LME Nickel Base Metal	(1)	9/2019	USD	(76,151)	(5,053)
LME Nickel Base Metal	(1)	9/2019	USD	(76,191)	(4,764)
LME Nickel Base Metal	(1)	9/2019	USD	(76,186)	(5,959)
LME Nickel Base Metal	(1)	9/2019	USD	(76,197)	(5,010)
LME Nickel Base Metal	(1)	9/2019	USD	(76,144)	(4,687)
LME Nickel Base Metal	(2)	9/2019	USD	(152,405)	(9,341)
LME Nickel Base Metal	(9)	9/2019	USD	(685,260)	(914)
LME Nickel Base Metal	(14)	9/2019	USD	(1,066,010)	(22,410)
LME Nickel Base Metal	(17)	9/2019	USD	(1,294,502)	(40,944)
LME Nickel Base Metal	(21)	9/2019	USD	(1,599,167)	(74,290)
LME Nickel Base Metal	(29)	9/2019	USD	(2,209,452)	(116,355)
LME Nickel Base Metal	(48)	9/2019	USD	(3,655,584)	(123,679)
LME Nickel Base Metal	(258)	9/2019	USD	(19,667,340)	(905,063)
LME Zinc Base Metal	(3)	9/2019	USD	(187,190)	2,467
LME Zinc Base Metal	(3)	9/2019	USD	(187,253)	2,334
LME Zinc Base Metal	(10)	9/2019	USD	(623,750)	(3,272)
LME Zinc Base Metal	(16)	9/2019	USD	(999,028)	(13,293)
LME Zinc Base Metal	(18)	9/2019	USD	(1,125,891)	(10,394)
LME Zinc Base Metal	(18)	9/2019	USD	(1,126,053)	(12,581)
LME Zinc Base Metal	(19)	9/2019	USD	(1,188,526)	(7,495)
LME Zinc Base Metal	(20)	9/2019	USD	(1,250,600)	6,711
LME Zinc Base Metal	(20)	9/2019	USD	(1,250,625)	9,239
LME Zinc Base Metal	(20)	9/2019	USD	(1,250,070)	(8,307)
LME Zinc Base Metal	(20)	9/2019	USD	(1,250,715)	(12,565)
LME Zinc Base Metal	(31)	9/2019	USD	(1,938,895)	3,289
LME Zinc Base Metal	(34)	9/2019	USD	(2,124,397)	(28,846)
LME Zinc Base Metal	(40)	9/2019	USD	(2,501,150)	(23,432)
LME Zinc Base Metal	(511)	9/2019	USD	(31,950,275)	81,874
MSCI Emerging Markets E-Mini Index	(116)	9/2019	USD	(6,109,720)	(277,450)
Nikkei 225 Index	(519)	9/2019	JPY	(102,341,418)	(729,452)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

13

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
Russell 2000 E-Mini Index	(672)	9/2019	USD	$ (52,654,560)	$ (1,127,711)
S&P Midcap 400 E-Mini Index	(7)	9/2019	USD	(1,365,000)	(21,307)
Silver	(531)	9/2019	USD	(40,730,355)	212,260
Sugar No. 11	(289)	9/2019	USD	(4,084,842)	46,375
TOPIX Index	(1,437)	9/2019	JPY	(206,723,276)	(172,625)
Platinum	(481)	10/2019	USD	(20,228,455)	(691,791)
Soybean	(109)	11/2019	USD	(5,030,350)	315
Cotton No. 2	(468)	12/2019	USD	(15,462,720)	29,025
Soybean Meal	(197)	12/2019	USD	(6,361,130)	17,466
Soybean Oil	(189)	12/2019	USD	(3,269,322)	(52,565)

					(22,738,383)

					$122,874,377

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	68,860,500	USD	48,048,961	CITI	9/18/2019	$410,167
AUD	68,860,500	USD	48,049,021	JPMC	9/18/2019	410,107
BRL	363,427,500	USD	92,428,093	CITI**	9/18/2019	1,496,813
BRL	363,427,500	USD	92,428,208	JPMC**	9/18/2019	1,496,699
CAD	869,088,500	USD	657,093,216	CITI	9/18/2019	7,523,877
CAD	869,088,500	USD	657,104,137	JPMC	9/18/2019	7,512,956
CHF	263,918,500	USD	267,889,890	CITI	9/18/2019	4,412,098
CHF	263,918,500	USD	267,890,640	JPMC	9/18/2019	4,411,349
COP	11,372,316,000	USD	3,414,414	CITI**	9/18/2019	107,467
COP	11,372,316,000	USD	3,414,418	JPMC**	9/18/2019	107,463
EUR	199,266,000	USD	225,394,823	CITI	9/18/2019	2,616,277
EUR	199,266,000	USD	225,395,105	JPMC	9/18/2019	2,615,995
GBP	91,563,797	USD	116,420,720	CITI	9/18/2019	274,954
GBP	91,563,805	USD	116,420,875	JPMC	9/18/2019	274,809
HKD	38,313,501	USD	4,889,565	CITI	9/18/2019	16,805
HKD	38,313,499	USD	4,889,571	JPMC	9/18/2019	16,799
HUF	7,190,751,000	USD	25,164,155	CITI	9/18/2019	270,192
HUF	7,190,751,000	USD	25,164,187	JPMC	9/18/2019	270,161
IDR	925,224,279,356	USD	63,815,344	CITI**	9/18/2019	1,020,673
IDR	925,224,279,356	USD	63,815,424	JPMC**	9/18/2019	1,020,593
ILS	4,334,000	USD	1,214,153	CITI	9/18/2019	6,208
ILS	4,334,000	USD	1,214,155	JPMC	9/18/2019	6,206
INR	4,718,996,156	USD	66,995,280	CITI**	9/18/2019	721,985
INR	4,718,996,140	USD	66,995,420	JPMC**	9/18/2019	721,844
JPY	35,659,799,804	USD	330,091,090	CITI	9/18/2019	2,593,802
JPY	35,659,799,810	USD	330,091,174	JPMC	9/18/2019	2,593,719
KRW	178,302,455,000	USD	150,757,974	CITI**	9/18/2019	3,648,564
KRW	178,302,455,000	USD	150,757,856	JPMC**	9/18/2019	3,648,682
MXN	1,865,017,957	USD	94,405,916	CITI	9/18/2019	1,477,412
MXN	1,849,424,020	USD	93,605,125	JPMC	9/18/2019	1,476,494
NOK	199,856,500	USD	23,074,386	CITI	9/18/2019	405,646
NOK	199,856,500	USD	23,074,415	JPMC	9/18/2019	405,618
NZD	88,804,000	USD	59,259,892	CITI	9/18/2019	487,522

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

14

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NZD	88,804,000	USD	59,259,966	JPMC	9/18/2019	$ 487,448
PHP	2,420,938,400	USD	46,191,724	CITI**	9/18/2019	874,386
PHP	2,420,938,408	USD	46,191,850	JPMC**	9/18/2019	874,260
PLN	1,312,277,498	USD	344,032,089	CITI	9/18/2019	8,070,793
PLN	1,312,277,518	USD	344,032,524	JPMC	9/18/2019	8,070,364
SEK	308,023,000	USD	32,694,431	CITI	9/18/2019	663,978
SEK	308,023,000	USD	32,694,472	JPMC	9/18/2019	663,938
SGD	10,161,000	USD	7,496,619	CITI	9/18/2019	22,418
SGD	10,161,000	USD	7,496,628	JPMC	9/18/2019	22,408
TWD	67,583,000	USD	2,153,441	CITI**	9/18/2019	36,916
TWD	67,583,000	USD	2,153,444	JPMC**	9/18/2019	36,913
USD	1,838,059	COP	5,904,348,000	CITI**	9/18/2019	9,548
USD	1,838,057	COP	5,904,348,000	JPMC**	9/18/2019	9,546
USD	276,725,209	GBP	216,630,000	CITI	9/18/2019	635,915
USD	276,724,863	GBP	216,630,000	JPMC	9/18/2019	635,571
USD	39,990,436	KRW	46,104,879,000	CITI**	9/18/2019	64,487
USD	39,990,386	KRW	46,104,879,000	JPMC**	9/18/2019	64,437
USD	1,513,482	MXN	29,404,500	CITI	9/18/2019	1,753
USD	1,513,481	MXN	29,404,500	JPMC	9/18/2019	1,751
USD	19,167,230	PLN	71,413,500	CITI	9/18/2019	5,963
USD	19,167,206	PLN	71,413,500	JPMC	9/18/2019	5,939
USD	2,928,986	TWD	90,300,000	CITI**	9/18/2019	2,373
USD	2,929,471	TWD	90,300,000	JPMC**	9/18/2019	2,859
ZAR	1,484,058,500	USD	101,479,665	CITI	9/18/2019	2,839,130
ZAR	1,484,058,500	USD	101,479,792	JPMC	9/18/2019	2,839,004
CLP	7,597,419,500	USD	10,853,781	CITI**	9/23/2019	362,935
CLP	7,597,419,500	USD	10,853,795	JPMC**	9/23/2019	362,922

Total unrealized appreciation						82,147,911

BRL	82,829,500	USD	21,471,445	CITI**	9/18/2019	(64,828)
BRL	82,829,500	USD	21,471,472	JPMC**	9/18/2019	(64,856)
CHF	55,448,000	USD	57,306,150	CITI	9/18/2019	(96,820)
CHF	55,448,000	USD	57,306,222	JPMC	9/18/2019	(96,892)
COP	254,824,500	USD	79,864	CITI**	9/18/2019	(948)
COP	254,824,500	USD	79,864	JPMC**	9/18/2019	(948)
EUR	50,671,500	USD	58,104,772	CITI	9/18/2019	(123,658)
EUR	50,671,500	USD	58,104,844	JPMC	9/18/2019	(123,731)
GBP	62,399,188	USD	79,745,376	CITI	9/18/2019	(219,236)
GBP	62,399,194	USD	79,745,483	JPMC	9/18/2019	(219,336)
HUF	3,048,278,500	USD	10,813,164	CITI	9/18/2019	(31,122)
HUF	3,048,278,500	USD	10,813,177	JPMC	9/18/2019	(31,136)
IDR	191,127,466,500	USD	13,414,975	CITI**	9/18/2019	(21,527)
IDR	191,127,466,500	USD	13,414,992	JPMC**	9/18/2019	(21,544)
JPY	10,292,143,472	USD	96,420,219	CITI	9/18/2019	(400,592)
JPY	10,292,143,474	USD	96,416,842	JPMC	9/18/2019	(397,216)
MXN	1,071,802,663	USD	55,282,006	CITI	9/18/2019	(179,048)
MXN	1,087,396,608	USD	56,084,012	JPMC	9/18/2019	(179,345)
NOK	204,610,500	USD	24,121,977	CITI	9/18/2019	(83,423)
NOK	204,610,500	USD	24,122,007	JPMC	9/18/2019	(83,454)
SEK	92,758,500	USD	10,065,721	CITI	9/18/2019	(20,120)
SEK	92,758,500	USD	10,065,733	JPMC	9/18/2019	(20,133)
SGD	2,625,000	USD	1,943,126	CITI	9/18/2019	(653)
SGD	2,625,000	USD	1,943,128	JPMC	9/18/2019	(655)
USD	550,619,609	AUD	793,414,956	CITI	9/18/2019	(7,729,477)
USD	550,626,446	AUD	793,414,956	JPMC	9/18/2019	(7,722,640)
USD	122,188,826	BRL	482,724,000	CITI**	9/18/2019	(2,567,300)
USD	122,188,671	BRL	482,723,992	JPMC**	9/18/2019	(2,567,452)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

15

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	65,825,867	CAD	88,293,516	CITI	9/18/2019	$ (1,694,736)
USD	65,826,241	CAD	88,293,525	JPMC	9/18/2019	(1,694,369)
USD	54,655,371	CHF	53,993,993	CITI	9/18/2019	(1,053,765)
USD	54,655,317	CHF	53,994,007	JPMC	9/18/2019	(1,053,834)
USD	10,928,926	COP	36,250,555,312	CITI**	9/18/2019	(297,472)
USD	10,928,912	COP	36,250,555,312	JPMC**	9/18/2019	(297,486)
USD	838,132,231	EUR	741,513,450	CITI	9/18/2019	(10,348,180)
USD	838,131,202	EUR	741,513,466	JPMC	9/18/2019	(10,349,228)
USD	429,941,814	GBP	338,588,500	CITI	9/18/2019	(1,580,407)
USD	429,941,277	GBP	338,588,500	JPMC	9/18/2019	(1,580,947)
USD	4,890,659	HKD	38,313,508	CITI	9/18/2019	(15,712)
USD	4,890,651	HKD	38,313,492	JPMC	9/18/2019	(15,718)
USD	38,706,208	HUF	11,159,918,356	CITI	9/18/2019	(767,449)
USD	38,706,160	HUF	11,159,918,362	JPMC	9/18/2019	(767,498)
USD	15,276,742	IDR	227,044,184,000	CITI**	9/18/2019	(633,606)
USD	15,276,723	IDR	227,044,184,000	JPMC**	9/18/2019	(633,626)
USD	5,903,133	ILS	21,169,998	CITI	9/18/2019	(57,884)
USD	5,903,127	ILS	21,170,002	JPMC	9/18/2019	(57,891)
USD	9,333,820	INR	657,038,000	CITI**	9/18/2019	(94,629)
USD	9,334,412	INR	657,038,000	JPMC**	9/18/2019	(94,037)
USD	2,566,099	JPY	275,802,000	CITI	9/18/2019	(6,971)
USD	2,566,096	JPY	275,802,000	JPMC	9/18/2019	(6,974)
USD	526,483,155	KRW	620,418,968,578	CITI**	9/18/2019	(10,787,884)
USD	526,482,497	KRW	620,418,968,582	JPMC**	9/18/2019	(10,788,543)
USD	51,245,410	MXN	1,020,823,500	CITI	9/18/2019	(1,236,634)
USD	51,245,346	MXN	1,020,823,500	JPMC	9/18/2019	(1,236,698)
USD	40,237,134	NOK	349,669,500	CITI	9/18/2019	(843,597)
USD	40,237,084	NOK	349,669,496	JPMC	9/18/2019	(843,648)
USD	194,265,562	NZD	296,377,534	CITI	9/18/2019	(5,137,519)
USD	194,265,315	NZD	296,377,528	JPMC	9/18/2019	(5,137,761)
USD	15,552,146	PHP	823,353,500	CITI**	9/18/2019	(454,890)
USD	15,552,126	PHP	823,353,500	JPMC**	9/18/2019	(454,909)
USD	6,211,957	PLN	23,286,500	CITI	9/18/2019	(36,145)
USD	6,211,949	PLN	23,286,500	JPMC	9/18/2019	(36,153)
USD	96,572,575	SEK	913,520,868	CITI	9/18/2019	(2,360,305)
USD	96,572,456	SEK	913,520,883	JPMC	9/18/2019	(2,360,426)
USD	37,899,552	SGD	51,926,000	CITI	9/18/2019	(525,159)
USD	37,899,505	SGD	51,926,000	JPMC	9/18/2019	(525,206)
USD	73,549,456	TWD	2,307,381,521	CITI**	9/18/2019	(1,232,506)
USD	73,549,365	TWD	2,307,381,528	JPMC**	9/18/2019	(1,232,598)
USD	116,827,790	ZAR	1,725,762,952	CITI	9/18/2019	(4,481,115)
USD	116,827,643	ZAR	1,725,762,944	JPMC	9/18/2019	(4,481,261)
USD	33,522,032	CLP	23,338,298,332	CITI**	9/23/2019	(934,282)
USD	33,521,990	CLP	23,338,298,324	JPMC**	9/23/2019	(934,324)

Total unrealized depreciation						(112,232,072)

Net unrealized depreciation						$(30,084,161)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

16

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$172,650,232	$172,650,232

CITI
Investment Companies	56,531,687	—	56,531,687

GSCO
Cash	—	(37,487,333)	(37,487,333)
U.S. Treasury Bills	—	34,501,062	34,501,062

JPMC
Investment Companies	92,630,660	—	92,630,660

JPMS
Cash	—	(1,703,067)	(1,703,067)

MSCL
Cash	—	(43,054,246)	(43,054,246)
U.S. Treasury Bills	—	24,968,513	24,968,513

MSCS
Cash	(201,125)	—	(201,125)
U.S. Treasury Bills	15,879,699	—	15,879,699

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$14,690,112	$—	$14,690,112

GSCO
Cash	—	11,221,838	11,221,838
U.S. Treasury Bills	—	16,324,886	16,324,886

GSIN
U.S. Treasury Bills	17,710,243	—	17,710,243

JPPC
Cash	—	11,289,807	11,289,807

MACQ
Cash	1,148	—	1,148
U.S. Treasury Bills	108,933	—	108,933

MLIN
Cash	3,381,257	—	3,381,257

MSCL
Cash	—	17,463,577	17,463,577
U.S. Treasury Bills	—	49,534,460	49,534,460

SOCG
Cash	22,028,568	—	22,028,568

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

17

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 91.7%
INVESTMENT COMPANIES - 14.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(a)(b)	16,614,320	$16,614,320
Limited Purpose Cash Investment Fund, 2.36% (1)(a)	39,064,869	39,072,682

TOTAL INVESTMENT COMPANIES (Cost $55,673,762)		55,687,002

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 76.9%
U.S. Treasury Bills
2.54%, 7/5/2019 (c)	$23,584,000	23,578,890
2.50%, 7/11/2019 (c)	40,693,000	40,671,212
2.46%, 7/18/2019 (c)	27,500,000	27,473,362
2.43%, 7/25/2019 (c)	50,000,000	49,935,001
2.44%, 8/1/2019 (c)	26,446,000	26,400,226
2.47%, 8/8/2019 (c)	38,384,000	38,300,486
2.48%, 8/15/2019 (c)	14,880,000	14,841,079
2.49%, 8/22/2019 (c)(d)	1,593,000	1,588,170
2.49%, 8/29/2019 (c)	14,858,000	14,806,864
2.40%, 9/26/2019 (c)(e)	7,258,000	7,221,604
2.41%, 10/3/2019 (c)(e)	4,863,000	4,836,430
2.42%, 10/10/2019 (c)(f)	22,421,000	22,289,217
2.43%, 10/24/2019 (c)	10,891,000	10,821,810
2.42%, 10/31/2019 (c)(e)	3,205,000	3,183,033

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 76.9% (continued)
2.41%, 11/7/2019 (c)(f)	$1,607,000	$1,595,123
2.05%, 12/26/2019 (c)(e)	535,000	529,584

TOTAL U.S. TREASURY OBLIGATIONS (Cost $287,954,257)		288,072,091

TOTAL SHORT-TERM INVESTMENTS (Cost $343,628,019)		343,759,093

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 91.7% (Cost $343,628,019)		343,759,093

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3% (g)		31,298,221

NET ASSETS - 100.0%		$375,057,314

(a)	Represents 7-day effective yield as of June 30, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for swap contracts.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	All or a portion of the security pledged as collateral for swap and futures contracts.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	08/09/2019	USD	369,394	$8,606
Coffee ‘C’ September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/09/2019	USD	3,693,938	217,305
Corn September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/23/2019	USD	(5,649,175)	106,594
Cotton No. 2 December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	11/08/2019	USD	66,080	565
iBovespa Index August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	08/14/2019	BRL	12,188,400	54,914
Lean Hogs July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	07/15/2019	USD	(28,840)	6,352

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

18

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/14/2019	USD	(30,400)	$ 2,612
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/02/2019	USD	(375,660)	10,169
Live Cattle August Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/02/2019	USD	(4,758,360)	166,755
Soybean November Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	10/25/2019	USD	3,461,250	34,151
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(10,687,990)	55,399
Soybean Oil December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	415,152	8,588
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/23/2019	USD	1,792,650	57,906

								729,916

Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	08/09/2019	USD	(3,693,938)	(243,172)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	08/09/2019	USD	(656,700)	(44,955)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/09/2019	USD	(1,888,013)	(130,796)
Coffee ‘C’ September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/09/2019	USD	(1,764,881)	(117,274)
Corn September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/23/2019	USD	5,627,938	(127,203)
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	11/08/2019	USD	(462,560)	(3,381)
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	11/08/2019	USD	(660,800)	(6,420)
Cotton No. 2 December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/08/2019	USD	(330,400)	(2,678)
Lean Hogs July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/15/2019	USD	28,840	(4,512)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	08/02/2019	USD	4,758,360	(167,886)
Live Cattle August Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	08/02/2019	USD	375,660	(12,760)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

19

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	10/25/2019	USD	(6,507,150)	$ (289,545)
Soybean November Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	10/25/2019	USD	(10,199,150)	(447,637)
Soybean Meal December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	11/22/2019	USD	(96,870)	(789)
Soybean Meal December Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	11/22/2019	USD	5,941,360	(45,710)
Soybean Oil December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	11/22/2019	USD	(2,629,296)	(65,288)
Swiss Market Index September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	Monthly	MLIN	09/20/2019	CHF	7,291,220	(23,158)
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	08/23/2019	USD	(1,792,650)	(25,149)
Wheat September Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	08/23/2019	USD	3,084,413	(23,749)
Wheat September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	08/23/2019	USD	(3,084,413)	(24,609)

								(1,806,671)

								$(1,076,755)

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	21	7/2019	EUR	$2,678,901	$8,523
CAC 40 10 Euro Index	500	7/2019	EUR	31,457,869	228,076
IBEX 35 Index	13	7/2019	EUR	1,355,980	3,968
LME Aluminum Base Metal	1	7/2019	USD	44,514	(2,353)
LME Aluminum Base Metal	1	7/2019	USD	44,546	(2,132)
LME Aluminum Base Metal	1	7/2019	USD	44,530	(2,198)
LME Aluminum Base Metal	2	7/2019	USD	89,102	(4,241)
LME Aluminum Base Metal	2	7/2019	USD	88,963	(5,577)
LME Aluminum Base Metal	2	7/2019	USD	89,038	(4,722)
LME Aluminum Base Metal	3	7/2019	USD	133,958	(5,044)
LME Aluminum Base Metal	3	7/2019	USD	133,922	(6,280)
LME Aluminum Base Metal	3	7/2019	USD	133,524	(7,621)
LME Aluminum Base Metal	3	7/2019	USD	133,886	(6,632)
LME Aluminum Base Metal	4	7/2019	USD	178,466	(9,746)
LME Aluminum Base Metal	4	7/2019	USD	178,755	(4,557)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

20

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	5	7/2019	USD	$ 222,781	$ (10,859)
LME Aluminum Base Metal	5	7/2019	USD	222,781	(8,265)
LME Aluminum Base Metal	5	7/2019	USD	223,505	(3,585)
LME Aluminum Base Metal	7	7/2019	USD	311,444	(19,901)
LME Copper Base Metal	1	7/2019	USD	149,777	(9,670)
LME Copper Base Metal	1	7/2019	USD	149,571	(12,500)
LME Copper Base Metal	1	7/2019	USD	149,785	(12,049)
LME Copper Base Metal	1	7/2019	USD	149,761	(10,037)
LME Copper Base Metal	1	7/2019	USD	149,793	(12,488)
LME Copper Base Metal	2	7/2019	USD	299,495	(21,279)
LME Copper Base Metal	2	7/2019	USD	299,500	(22,289)
LME Copper Base Metal	3	7/2019	USD	449,267	(29,652)
LME Copper Base Metal	3	7/2019	USD	449,400	(42,169)
LME Copper Base Metal	4	7/2019	USD	599,000	(47,790)
LME Nickel Base Metal	1	7/2019	USD	75,794	(2,095)
LME Nickel Base Metal	1	7/2019	USD	75,711	(4,302)
LME Nickel Base Metal	1	7/2019	USD	75,730	(3,536)
LME Nickel Base Metal	2	7/2019	USD	151,825	3,007
LME Nickel Base Metal	2	7/2019	USD	151,733	527
LME Nickel Base Metal	2	7/2019	USD	151,746	2,337
LME Nickel Base Metal	2	7/2019	USD	151,773	3,147
LME Nickel Base Metal	2	7/2019	USD	151,668	(252)
LME Nickel Base Metal	2	7/2019	USD	151,680	(5,261)
LME Nickel Base Metal	2	7/2019	USD	151,759	3,734
LME Nickel Base Metal	2	7/2019	USD	151,812	2,886
LME Zinc Base Metal	1	7/2019	USD	63,731	(8,795)
LME Zinc Base Metal	1	7/2019	USD	63,678	(7,008)
LME Zinc Base Metal	1	7/2019	USD	64,050	(8,792)
LME Zinc Base Metal	1	7/2019	USD	63,525	(5,428)
LME Zinc Base Metal	1	7/2019	USD	63,997	(8,680)
LME Zinc Base Metal	1	7/2019	USD	63,328	(6,137)
LME Zinc Base Metal	2	7/2019	USD	126,429	(10,427)
LME Zinc Base Metal	2	7/2019	USD	126,332	(12,724)
LME Zinc Base Metal	2	7/2019	USD	126,525	(11,431)
MSCI Singapore Index	23	7/2019	SGD	642,827	6,608
MSCI Taiwan Index	64	7/2019	USD	2,473,600	5,703
OMXS30 Index	328	7/2019	SEK	5,724,719	83,502
SGX FTSE China A50 Index	298	7/2019	USD	4,024,490	52,282
100 oz Gold	103	8/2019	USD	14,561,110	(30,531)
LME Aluminum Base Metal	1	8/2019	USD	44,906	(47)
LME Aluminum Base Metal	1	8/2019	USD	44,814	(1,339)
LME Aluminum Base Metal	2	8/2019	USD	89,622	(2,309)
LME Aluminum Base Metal	2	8/2019	USD	89,571	(1,458)
LME Aluminum Base Metal	3	8/2019	USD	134,415	(1,344)
LME Aluminum Base Metal	3	8/2019	USD	134,456	(551)
LME Aluminum Base Metal	3	8/2019	USD	134,475	(2,709)
LME Aluminum Base Metal	4	8/2019	USD	179,232	(2,630)
LME Aluminum Base Metal	4	8/2019	USD	179,300	739
LME Aluminum Base Metal	5	8/2019	USD	223,969	(1,895)
LME Aluminum Base Metal	5	8/2019	USD	222,540	(1,912)
LME Aluminum Base Metal	6	8/2019	USD	268,350	(2,268)
LME Aluminum Base Metal	8	8/2019	USD	358,650	266
LME Aluminum Base Metal	13	8/2019	USD	583,944	2,139
LME Copper Base Metal	1	8/2019	USD	149,794	(8,810)
LME Copper Base Metal	1	8/2019	USD	149,900	2,022

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

21

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	2	8/2019	USD	$ 299,693	$ 3,100
LME Copper Base Metal	2	8/2019	USD	299,675	1,019
LME Copper Base Metal	2	8/2019	USD	299,717	(1,289)
LME Copper Base Metal	2	8/2019	USD	299,700	(1,906)
LME Copper Base Metal	3	8/2019	USD	449,495	(12,889)
LME Copper Base Metal	3	8/2019	USD	449,576	(6,883)
LME Copper Base Metal	3	8/2019	USD	449,593	(3,004)
LME Copper Base Metal	3	8/2019	USD	449,609	(5,050)
LME Copper Base Metal	3	8/2019	USD	449,478	(13,918)
LME Copper Base Metal	4	8/2019	USD	599,500	(9,344)
LME Copper Base Metal	6	8/2019	USD	899,022	(22,839)
LME Nickel Base Metal	1	8/2019	USD	76,063	4,180
LME Nickel Base Metal	1	8/2019	USD	76,056	3,813
LME Nickel Base Metal	1	8/2019	USD	76,049	4,407
LME Nickel Base Metal	1	8/2019	USD	76,017	4,014
LME Nickel Base Metal	1	8/2019	USD	76,010	5,444
LME Nickel Base Metal	1	8/2019	USD	76,004	4,991
LME Nickel Base Metal	1	8/2019	USD	76,070	4,697
LME Nickel Base Metal	2	8/2019	USD	151,929	6,723
LME Nickel Base Metal	2	8/2019	USD	151,942	7,816
LME Nickel Base Metal	2	8/2019	USD	151,851	5,205
LME Nickel Base Metal	4	8/2019	USD	303,911	18,528
LME Zinc Base Metal	1	8/2019	USD	62,568	(810)
LME Zinc Base Metal	1	8/2019	USD	62,973	(7,052)
LME Zinc Base Metal	1	8/2019	USD	62,813	(3,115)
LME Zinc Base Metal	1	8/2019	USD	62,796	(2,432)
LME Zinc Base Metal	1	8/2019	USD	62,788	(1,915)
LME Zinc Base Metal	2	8/2019	USD	125,530	(5,376)
LME Zinc Base Metal	3	8/2019	USD	187,875	(4,359)
LME Zinc Base Metal	3	8/2019	USD	188,025	(5,259)
LME Zinc Base Metal	3	8/2019	USD	188,093	(5,041)
LME Zinc Base Metal	4	8/2019	USD	250,252	(3,840)
LME Zinc Base Metal	4	8/2019	USD	250,325	(1,758)
LME Zinc Base Metal	5	8/2019	USD	313,713	(13,802)
3 Month Canadian Bankers Acceptance	2	9/2019	CAD	374,346	27
Australia 10 Year Bond	385	9/2019	AUD	38,827,084	187,366
Australia 3 Year Bond	2,259	9/2019	AUD	182,378,276	86,621
Canada 10 Year Bond	57	9/2019	CAD	6,221,229	57,047
Cocoa	29	9/2019	USD	703,250	(21,059)
Cocoa	56	9/2019	GBP	1,283,665	(21,806)
Corn	112	9/2019	USD	2,378,600	(151,006)
DAX Index	8	9/2019	EUR	2,817,279	24,508
DJIA CBOT E-Mini Index	274	9/2019	USD	36,432,410	200,146
EURO STOXX 50 Index	566	9/2019	EUR	22,307,126	223,895
Euro-Bobl	600	9/2019	EUR	91,723,028	368,342
Euro-BTP	308	9/2019	EUR	47,035,456	1,860,052
Euro-Bund	180	9/2019	EUR	35,356,075	445,719
Euro-Buxl	12	9/2019	EUR	2,768,611	100,690
Euro-OAT	165	9/2019	EUR	30,933,155	474,423
Euro-Schatz	1,153	9/2019	EUR	147,214,192	239,133
FTSE 100 Index	293	9/2019	GBP	27,419,706	116,482
FTSE/JSE Top 40 Index	50	9/2019	ZAR	1,861,271	(17,871)
FTSE/MIB Index	3	9/2019	EUR	360,847	454
Japan 10 Year Bond	61	9/2019	JPY	87,045,866	201,852
LME Aluminum Base Metal	1	9/2019	USD	44,996	(619)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

22

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	1	9/2019	USD	$ 44,991	$ (94)
LME Aluminum Base Metal	1	9/2019	USD	44,987	609
LME Aluminum Base Metal	2	9/2019	USD	90,071	665
LME Aluminum Base Metal	2	9/2019	USD	90,067	861
LME Aluminum Base Metal	2	9/2019	USD	89,938	(218)
LME Aluminum Base Metal	2	9/2019	USD	90,075	2,269
LME Aluminum Base Metal	2	9/2019	USD	89,938	933
LME Aluminum Base Metal	4	9/2019	USD	180,125	2,013
LME Aluminum Base Metal	9	9/2019	USD	404,917	1,391
LME Aluminum Base Metal	9	9/2019	USD	404,831	4,704
LME Aluminum Base Metal	9	9/2019	USD	404,719	2,457
LME Aluminum Base Metal	18	9/2019	USD	810,000	12,865
LME Aluminum Base Metal	65	9/2019	USD	2,925,406	13,935
LME Copper Base Metal	1	9/2019	USD	149,949	3,821
LME Copper Base Metal	2	9/2019	USD	299,650	94
LME Copper Base Metal	2	9/2019	USD	299,655	(1,101)
LME Copper Base Metal	3	9/2019	USD	449,490	(1,831)
LME Copper Base Metal	3	9/2019	USD	449,498	3,989
LME Copper Base Metal	4	9/2019	USD	599,400	5,988
LME Copper Base Metal	7	9/2019	USD	1,048,863	2,503
LME Nickel Base Metal	1	9/2019	USD	76,144	1,891
LME Nickel Base Metal	1	9/2019	USD	76,140	57
LME Nickel Base Metal	2	9/2019	USD	152,302	6,856
LME Nickel Base Metal	2	9/2019	USD	152,294	5,769
LME Nickel Base Metal	3	9/2019	USD	228,564	13,815
LME Nickel Base Metal	5	9/2019	USD	380,790	12,496
LME Zinc Base Metal	1	9/2019	USD	62,375	148
LME Zinc Base Metal	2	9/2019	USD	125,060	(596)
LME Zinc Base Metal	2	9/2019	USD	125,063	(356)
LME Zinc Base Metal	2	9/2019	USD	125,108	986
LME Zinc Base Metal	2	9/2019	USD	124,879	1,323
LME Zinc Base Metal	2	9/2019	USD	125,007	701
LME Zinc Base Metal	2	9/2019	USD	125,072	1,066
LME Zinc Base Metal	2	9/2019	USD	125,117	1,190
LME Zinc Base Metal	2	9/2019	USD	125,099	1,499
LME Zinc Base Metal	3	9/2019	USD	187,635	27
LME Zinc Base Metal	4	9/2019	USD	250,115	2,028
LME Zinc Base Metal	4	9/2019	USD	249,929	2,968
LME Zinc Base Metal	14	9/2019	USD	875,350	2,760
Long Gilt	309	9/2019	GBP	51,131,614	286,962
MSCI EAFE E-Mini Index	1	9/2019	USD	96,165	281
NASDAQ 100 E-Mini Index	322	9/2019	USD	49,547,750	332,526
Palladium	7	9/2019	USD	1,076,320	35,755
S&P 500 E-Mini Index	260	9/2019	USD	38,274,600	341,335
S&P/TSX 60 Index	304	9/2019	CAD	45,392,814	(32,900)
SPI 200 Index	533	9/2019	AUD	61,358,237	360,559
U.S. Treasury 10 Year Note	478	9/2019	USD	61,169,063	996,633
U.S. Treasury 2 Year Note	450	9/2019	USD	96,830,859	498,612
U.S. Treasury 5 Year Note	581	9/2019	USD	68,648,781	833,462
U.S. Treasury Long Bond	262	9/2019	USD	40,765,563	1,008,285
U.S. Treasury Ultra Bond	153	9/2019	USD	27,167,063	889,457
Wheat	1	9/2019	USD	26,363	(601)
3 Month Canadian Bankers Acceptance	52	12/2019	CAD	9,737,467	(4,912)
3 Month Euro Euribor	274	12/2019	EUR	78,261,329	83,809
3 Month Eurodollar	654	12/2019	USD	160,377,149	881,033

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

23

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
3 Month Euroswiss	13	12/2019	CHF	$ 3,357,867	$ 2,001
3 Month Sterling	121	12/2019	GBP	19,051,448	13,449
ASX 90 Day Bank Accepted Bill	124	12/2019	AUD	86,837,935	51,389
3 Month Canadian Bankers Acceptance	53	3/2020	CAD	9,935,350	(10,687)
3 Month Euro Euribor	314	3/2020	EUR	89,699,729	119,344
3 Month Eurodollar	414	3/2020	USD	101,730,150	675,429
3 Month Euroswiss	20	3/2020	CHF	5,167,486	7,038
3 Month Sterling	106	3/2020	GBP	16,697,270	6,682
ASX 90 Day Bank Accepted Bill	123	3/2020	AUD	86,154,581	11,795
3 Month Euro Euribor	407	6/2020	EUR	116,272,632	169,234
3 Month Eurodollar	267	6/2020	USD	65,668,650	481,026
3 Month Euroswiss	20	6/2020	CHF	5,167,998	2,623
3 Month Sterling	140	6/2020	GBP	22,057,443	11,170
3 Month Euro Euribor	404	9/2020	EUR	115,409,843	191,581
3 Month Eurodollar	213	9/2020	USD	52,421,963	413,632
3 Month Sterling	255	9/2020	GBP	40,178,082	33,462
3 Month Euro Euribor	381	12/2020	EUR	108,823,234	197,721
3 Month Eurodollar	247	12/2020	USD	60,789,788	482,638
3 Month Sterling	322	12/2020	GBP	50,721,897	43,214
3 Month Euro Euribor	364	3/2021	EUR	103,946,909	142,717
3 Month Eurodollar	292	3/2021	USD	71,883,100	484,371
3 Month Sterling	303	3/2021	GBP	47,733,800	44,381
3 Month Euro Euribor	178	6/2021	EUR	50,818,531	33,431
3 Month Eurodollar	338	6/2021	USD	83,181,800	103,810
3 Month Sterling	305	6/2021	GBP	48,041,612	(1,735)

					14,580,104

Short Contracts
Brent Crude Oil	(161)	7/2019	USD	(10,423,140)	(384,962)
Hang Seng Index	(53)	7/2019	HKD	(9,669,886)	(114,460)
HSCEI	(128)	7/2019	HKD	(8,876,941)	(79,890)
LME Aluminum Base Metal	(1)	7/2019	USD	(44,530)	1,957
LME Aluminum Base Metal	(1)	7/2019	USD	(44,546)	1,921
LME Aluminum Base Metal	(1)	7/2019	USD	(44,514)	2,396
LME Aluminum Base Metal	(2)	7/2019	USD	(89,102)	3,809
LME Aluminum Base Metal	(2)	7/2019	USD	(88,963)	5,883
LME Aluminum Base Metal	(2)	7/2019	USD	(89,038)	5,107
LME Aluminum Base Metal	(3)	7/2019	USD	(133,886)	6,460
LME Aluminum Base Metal	(3)	7/2019	USD	(133,922)	5,805
LME Aluminum Base Metal	(3)	7/2019	USD	(133,958)	4,552
LME Aluminum Base Metal	(3)	7/2019	USD	(133,524)	7,823
LME Aluminum Base Metal	(4)	7/2019	USD	(178,755)	4,523
LME Aluminum Base Metal	(4)	7/2019	USD	(178,466)	8,941
LME Aluminum Base Metal	(5)	7/2019	USD	(222,781)	9,783
LME Aluminum Base Metal	(5)	7/2019	USD	(222,781)	8,982
LME Aluminum Base Metal	(5)	7/2019	USD	(223,505)	3,290
LME Aluminum Base Metal	(7)	7/2019	USD	(311,444)	21,695
LME Copper Base Metal	(1)	7/2019	USD	(149,785)	12,418
LME Copper Base Metal	(1)	7/2019	USD	(149,571)	12,368
LME Copper Base Metal	(1)	7/2019	USD	(149,793)	12,520
LME Copper Base Metal	(1)	7/2019	USD	(149,777)	9,382
LME Copper Base Metal	(1)	7/2019	USD	(149,761)	10,168
LME Copper Base Metal	(2)	7/2019	USD	(299,500)	22,469
LME Copper Base Metal	(2)	7/2019	USD	(299,495)	22,549
LME Copper Base Metal	(3)	7/2019	USD	(449,267)	28,850

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

24

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(3)	7/2019	USD	$ (449,400)	$ 40,716
LME Copper Base Metal	(4)	7/2019	USD	(599,000)	46,988
LME Nickel Base Metal	(1)	7/2019	USD	(75,794)	2,197
LME Nickel Base Metal	(1)	7/2019	USD	(75,730)	3,325
LME Nickel Base Metal	(1)	7/2019	USD	(75,711)	4,236
LME Nickel Base Metal	(2)	7/2019	USD	(151,668)	431
LME Nickel Base Metal	(2)	7/2019	USD	(151,746)	(2,436)
LME Nickel Base Metal	(2)	7/2019	USD	(151,759)	(3,641)
LME Nickel Base Metal	(2)	7/2019	USD	(151,773)	(3,441)
LME Nickel Base Metal	(2)	7/2019	USD	(151,825)	(3,421)
LME Nickel Base Metal	(2)	7/2019	USD	(151,680)	4,702
LME Nickel Base Metal	(2)	7/2019	USD	(151,812)	(2,859)
LME Nickel Base Metal	(2)	7/2019	USD	(151,733)	(1,536)
LME Zinc Base Metal	(1)	7/2019	USD	(63,678)	7,194
LME Zinc Base Metal	(1)	7/2019	USD	(63,525)	5,503
LME Zinc Base Metal	(1)	7/2019	USD	(63,997)	8,394
LME Zinc Base Metal	(1)	7/2019	USD	(63,328)	5,765
LME Zinc Base Metal	(1)	7/2019	USD	(64,050)	9,372
LME Zinc Base Metal	(1)	7/2019	USD	(63,731)	9,316
LME Zinc Base Metal	(2)	7/2019	USD	(126,429)	10,724
LME Zinc Base Metal	(2)	7/2019	USD	(126,525)	10,907
LME Zinc Base Metal	(2)	7/2019	USD	(126,332)	12,437
Natural Gas	(1,234)	7/2019	USD	(28,480,720)	231,831
NY Harbor ULSD	(66)	7/2019	USD	(5,376,017)	(172,649)
RBOB Gasoline	(8)	7/2019	USD	(637,258)	(63,635)
WTI Crude Oil	(392)	7/2019	USD	(22,920,240)	(1,074,716)
Lean Hogs	(28)	8/2019	USD	(851,200)	61,154
Live Cattle	(97)	8/2019	USD	(4,048,780)	13,489
LME Aluminum Base Metal	(1)	8/2019	USD	(44,814)	1,158
LME Aluminum Base Metal	(1)	8/2019	USD	(44,906)	90
LME Aluminum Base Metal	(2)	8/2019	USD	(89,622)	2,229
LME Aluminum Base Metal	(2)	8/2019	USD	(89,571)	910
LME Aluminum Base Metal	(3)	8/2019	USD	(134,415)	964
LME Aluminum Base Metal	(3)	8/2019	USD	(134,456)	328
LME Aluminum Base Metal	(3)	8/2019	USD	(134,475)	2,175
LME Aluminum Base Metal	(4)	8/2019	USD	(179,300)	(1,039)
LME Aluminum Base Metal	(4)	8/2019	USD	(179,232)	3,574
LME Aluminum Base Metal	(5)	8/2019	USD	(223,969)	1,107
LME Aluminum Base Metal	(5)	8/2019	USD	(222,540)	2,462
LME Aluminum Base Metal	(6)	8/2019	USD	(268,350)	738
LME Aluminum Base Metal	(8)	8/2019	USD	(358,650)	(201)
LME Aluminum Base Metal	(13)	8/2019	USD	(583,944)	(2,582)
LME Copper Base Metal	(1)	8/2019	USD	(149,794)	11,085
LME Copper Base Metal	(1)	8/2019	USD	(149,900)	(2,402)
LME Copper Base Metal	(2)	8/2019	USD	(299,693)	(3,099)
LME Copper Base Metal	(2)	8/2019	USD	(299,700)	1,884
LME Copper Base Metal	(2)	8/2019	USD	(299,717)	1,740
LME Copper Base Metal	(2)	8/2019	USD	(299,675)	(2,521)
LME Copper Base Metal	(3)	8/2019	USD	(449,609)	4,024
LME Copper Base Metal	(3)	8/2019	USD	(449,593)	3,310
LME Copper Base Metal	(3)	8/2019	USD	(449,576)	4,331
LME Copper Base Metal	(3)	8/2019	USD	(449,495)	12,107
LME Copper Base Metal	(3)	8/2019	USD	(449,478)	14,398
LME Copper Base Metal	(4)	8/2019	USD	(599,500)	8,879
LME Copper Base Metal	(6)	8/2019	USD	(899,022)	19,198

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

25

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(1)	8/2019	USD	$ (76,017)	$ (4,050)
LME Nickel Base Metal	(1)	8/2019	USD	(76,010)	(5,047)
LME Nickel Base Metal	(1)	8/2019	USD	(76,063)	(4,297)
LME Nickel Base Metal	(1)	8/2019	USD	(76,056)	(3,889)
LME Nickel Base Metal	(1)	8/2019	USD	(76,070)	(4,907)
LME Nickel Base Metal	(1)	8/2019	USD	(76,049)	(4,407)
LME Nickel Base Metal	(1)	8/2019	USD	(76,004)	(5,020)
LME Nickel Base Metal	(2)	8/2019	USD	(151,942)	(7,789)
LME Nickel Base Metal	(2)	8/2019	USD	(151,929)	(7,231)
LME Nickel Base Metal	(2)	8/2019	USD	(151,851)	(5,198)
LME Nickel Base Metal	(4)	8/2019	USD	(303,911)	(19,085)
LME Zinc Base Metal	(1)	8/2019	USD	(62,813)	2,783
LME Zinc Base Metal	(1)	8/2019	USD	(62,568)	868
LME Zinc Base Metal	(1)	8/2019	USD	(62,796)	2,222
LME Zinc Base Metal	(1)	8/2019	USD	(62,973)	7,730
LME Zinc Base Metal	(1)	8/2019	USD	(62,788)	1,903
LME Zinc Base Metal	(2)	8/2019	USD	(125,530)	5,193
LME Zinc Base Metal	(3)	8/2019	USD	(188,025)	5,088
LME Zinc Base Metal	(3)	8/2019	USD	(188,093)	4,378
LME Zinc Base Metal	(3)	8/2019	USD	(187,875)	3,926
LME Zinc Base Metal	(4)	8/2019	USD	(250,325)	1,692
LME Zinc Base Metal	(4)	8/2019	USD	(250,252)	3,488
LME Zinc Base Metal	(5)	8/2019	USD	(313,713)	13,768
Low Sulphur Gasoil	(262)	8/2019	USD	(15,654,500)	(615,507)
Copper	(109)	9/2019	USD	(7,394,288)	(33,500)
KC HRW Wheat	(36)	9/2019	USD	(830,700)	17,155
KOSPI 200 Index	(68)	9/2019	KRW	(4,098,904)	(89,144)
LME Aluminum Base Metal	(1)	9/2019	USD	(44,987)	(550)
LME Aluminum Base Metal	(1)	9/2019	USD	(44,991)	125
LME Aluminum Base Metal	(1)	9/2019	USD	(44,996)	527
LME Aluminum Base Metal	(2)	9/2019	USD	(90,071)	(799)
LME Aluminum Base Metal	(2)	9/2019	USD	(89,938)	76
LME Aluminum Base Metal	(2)	9/2019	USD	(89,938)	(880)
LME Aluminum Base Metal	(2)	9/2019	USD	(90,067)	(750)
LME Aluminum Base Metal	(2)	9/2019	USD	(90,075)	(1,951)
LME Aluminum Base Metal	(4)	9/2019	USD	(180,125)	(2,272)
LME Aluminum Base Metal	(9)	9/2019	USD	(404,831)	(4,158)
LME Aluminum Base Metal	(9)	9/2019	USD	(404,917)	57
LME Aluminum Base Metal	(9)	9/2019	USD	(404,719)	(1,991)
LME Aluminum Base Metal	(18)	9/2019	USD	(810,000)	(12,649)
LME Aluminum Base Metal	(144)	9/2019	USD	(6,480,900)	(23,735)
LME Copper Base Metal	(1)	9/2019	USD	(149,949)	(4,184)
LME Copper Base Metal	(2)	9/2019	USD	(299,655)	1,067
LME Copper Base Metal	(2)	9/2019	USD	(299,650)	(612)
LME Copper Base Metal	(3)	9/2019	USD	(449,498)	(3,425)
LME Copper Base Metal	(3)	9/2019	USD	(449,490)	1,858
LME Copper Base Metal	(4)	9/2019	USD	(599,400)	(6,214)
LME Copper Base Metal	(7)	9/2019	USD	(1,048,863)	(3,185)
LME Copper Base Metal	(37)	9/2019	USD	(5,546,300)	(57,668)
LME Nickel Base Metal	(1)	9/2019	USD	(76,140)	(102)
LME Nickel Base Metal	(1)	9/2019	USD	(76,144)	(1,601)
LME Nickel Base Metal	(2)	9/2019	USD	(152,302)	(7,075)
LME Nickel Base Metal	(2)	9/2019	USD	(152,294)	(4,817)
LME Nickel Base Metal	(3)	9/2019	USD	(228,564)	(12,037)
LME Nickel Base Metal	(5)	9/2019	USD	(380,790)	(12,902)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

26

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(26)	9/2019	USD	$ (1,981,980)	$ (91,814)
LME Zinc Base Metal	(1)	9/2019	USD	(62,375)	(327)
LME Zinc Base Metal	(2)	9/2019	USD	(125,007)	(831)
LME Zinc Base Metal	(2)	9/2019	USD	(125,060)	671
LME Zinc Base Metal	(2)	9/2019	USD	(125,063)	924
LME Zinc Base Metal	(2)	9/2019	USD	(125,099)	(1,155)
LME Zinc Base Metal	(2)	9/2019	USD	(124,879)	(1,662)
LME Zinc Base Metal	(2)	9/2019	USD	(125,072)	(1,256)
LME Zinc Base Metal	(2)	9/2019	USD	(125,117)	(1,398)
LME Zinc Base Metal	(2)	9/2019	USD	(125,108)	(789)
LME Zinc Base Metal	(3)	9/2019	USD	(187,635)	431
LME Zinc Base Metal	(4)	9/2019	USD	(250,115)	(2,343)
LME Zinc Base Metal	(4)	9/2019	USD	(249,929)	(3,899)
LME Zinc Base Metal	(51)	9/2019	USD	(3,188,775)	6,192
MSCI Emerging Markets E-Mini Index	(12)	9/2019	USD	(632,040)	(28,675)
Nikkei 225 Index	(53)	9/2019	JPY	(10,451,050)	(72,869)
Russell 2000 E-Mini Index	(68)	9/2019	USD	(5,328,140)	(113,152)
S&P Midcap 400 E-Mini Index	(1)	9/2019	USD	(195,000)	(3,044)
Silver	(54)	9/2019	USD	(4,142,070)	22,009
Sugar No. 11	(29)	9/2019	USD	(409,898)	4,526
TOPIX Index	(145)	9/2019	JPY	(20,859,342)	(16,439)
Platinum	(48)	10/2019	USD	(2,018,640)	(68,972)
Soybean	(13)	11/2019	USD	(599,950)	250
Cotton No. 2	(46)	12/2019	USD	(1,519,840)	1,972
Soybean Meal	(20)	12/2019	USD	(645,800)	1,970
Soybean Oil	(20)	12/2019	USD	(345,960)	(5,340)

					(2,374,211)

					$12,205,893

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	6,782,000	USD	4,731,296	CITI	9/18/2019	$41,394
AUD	6,782,000	USD	4,731,302	JPMC	9/18/2019	41,388
BRL	36,132,500	USD	9,181,478	CITI**	9/18/2019	156,676
BRL	36,132,500	USD	9,181,489	JPMC**	9/18/2019	156,664
CAD	87,956,000	USD	66,501,437	CITI	9/18/2019	761,058
CAD	87,956,000	USD	66,502,549	JPMC	9/18/2019	759,946
CHF	26,318,500	USD	26,716,739	CITI	9/18/2019	437,780
CHF	26,318,500	USD	26,716,725	JPMC	9/18/2019	437,794
COP	1,154,349,500	USD	345,934	CITI**	9/18/2019	11,555
COP	1,154,349,500	USD	345,934	JPMC**	9/18/2019	11,555
EUR	21,372,000	USD	24,161,751	CITI	9/18/2019	293,264
EUR	21,372,000	USD	24,161,782	JPMC	9/18/2019	293,234
GBP	9,113,738	USD	11,587,854	CITI	9/18/2019	27,367
GBP	9,113,731	USD	11,587,860	JPMC	9/18/2019	27,353
HKD	3,281,500	USD	418,783	CITI	9/18/2019	1,442
HKD	3,281,500	USD	418,783	JPMC	9/18/2019	1,441
HUF	798,344,000	USD	2,796,230	CITI	9/18/2019	27,587

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

27

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HUF	798,344,000	USD	2,796,234	JPMC	9/18/2019	$ 27,582
IDR	92,979,552,656	USD	6,412,415	CITI**	9/18/2019	103,221
IDR	92,979,552,656	USD	6,412,423	JPMC**	9/18/2019	103,212
ILS	448,500	USD	125,650	CITI	9/18/2019	638
ILS	448,500	USD	125,650	JPMC	9/18/2019	638
INR	474,639,512	USD	6,738,139	CITI**	9/18/2019	72,905
INR	474,639,520	USD	6,738,154	JPMC**	9/18/2019	72,890
JPY	3,629,513,868	USD	33,584,476	CITI	9/18/2019	276,746
JPY	3,629,513,877	USD	33,584,488	JPMC	9/18/2019	276,735
KRW	17,431,145,500	USD	14,732,194	CITI**	9/18/2019	362,847
KRW	17,431,145,500	USD	14,732,212	JPMC**	9/18/2019	362,828
MXN	172,225,474	USD	8,709,294	CITI	9/18/2019	145,072
MXN	171,455,436	USD	8,669,756	JPMC	9/18/2019	145,022
NOK	20,767,500	USD	2,396,723	CITI	9/18/2019	43,135
NOK	20,767,500	USD	2,396,726	JPMC	9/18/2019	43,132
NZD	9,194,500	USD	6,135,090	CITI	9/18/2019	50,979
NZD	9,194,500	USD	6,135,097	JPMC	9/18/2019	50,971
PHP	243,371,504	USD	4,644,032	CITI**	9/18/2019	87,418
PHP	243,371,496	USD	4,644,045	JPMC**	9/18/2019	87,405
PLN	133,316,010	USD	34,933,920	CITI	9/18/2019	836,679
PLN	133,315,991	USD	34,933,958	JPMC	9/18/2019	836,635
SEK	30,372,500	USD	3,222,892	CITI	9/18/2019	66,402
SEK	30,372,500	USD	3,222,896	JPMC	9/18/2019	66,399
SGD	1,019,500	USD	752,282	CITI	9/18/2019	2,137
SGD	1,019,500	USD	752,283	JPMC	9/18/2019	2,137
TWD	7,037,500	USD	224,321	CITI**	9/18/2019	3,763
TWD	7,037,500	USD	224,322	JPMC**	9/18/2019	3,763
USD	185,746	COP	596,673,500	CITI**	9/18/2019	962
USD	185,745	COP	596,673,500	JPMC**	9/18/2019	962
USD	25,983,661	GBP	20,341,500	CITI	9/18/2019	58,949
USD	25,983,629	GBP	20,341,500	JPMC	9/18/2019	58,918
USD	3,877,653	KRW	4,470,431,500	CITI**	9/18/2019	6,344
USD	3,877,648	KRW	4,470,431,500	JPMC**	9/18/2019	6,340
USD	140,171	MXN	2,722,000	CITI	9/18/2019	229
USD	140,171	MXN	2,722,000	JPMC	9/18/2019	229
USD	2,015,487	PLN	7,510,500	CITI	9/18/2019	312
USD	2,015,484	PLN	7,510,500	JPMC	9/18/2019	309
USD	300,882	TWD	9,276,000	CITI**	9/18/2019	247
USD	300,932	TWD	9,276,000	JPMC**	9/18/2019	298
ZAR	147,817,500	USD	10,103,640	CITI	9/18/2019	286,883
ZAR	147,817,500	USD	10,103,653	JPMC	9/18/2019	286,870
CLP	755,204,500	USD	1,077,831	CITI**	9/23/2019	37,142
CLP	755,204,500	USD	1,077,832	JPMC**	9/23/2019	37,140

Total unrealized appreciation						8,400,923

BRL	8,248,000	USD	2,138,074	CITI**	9/18/2019	(6,446)
BRL	8,248,000	USD	2,138,077	JPMC**	9/18/2019	(6,448)
CHF	5,625,000	USD	5,813,499	CITI	9/18/2019	(9,819)
CHF	5,625,000	USD	5,813,507	JPMC	9/18/2019	(9,826)
COP	26,625,500	USD	8,345	CITI**	9/18/2019	(99)
COP	26,625,500	USD	8,345	JPMC**	9/18/2019	(99)
EUR	5,010,000	USD	5,744,939	CITI	9/18/2019	(12,221)
EUR	5,010,000	USD	5,744,946	JPMC	9/18/2019	(12,228)
GBP	6,208,766	USD	7,934,588	CITI	9/18/2019	(21,677)
GBP	6,208,763	USD	7,934,594	JPMC	9/18/2019	(21,687)
HUF	224,517,000	USD	796,503	CITI	9/18/2019	(2,366)
HUF	224,517,000	USD	796,504	JPMC	9/18/2019	(2,366)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

28

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
IDR	19,249,648,500	USD	1,351,108	CITI**	9/18/2019	$ (2,170)
IDR	19,249,648,500	USD	1,351,110	JPMC**	9/18/2019	(2,171)
JPY	1,025,020,553	USD	9,603,485	CITI	9/18/2019	(40,648)
JPY	1,025,020,554	USD	9,603,140	JPMC	9/18/2019	(40,303)
MXN	121,518,026	USD	6,265,927	CITI	9/18/2019	(18,506)
MXN	122,288,072	USD	6,305,536	JPMC	9/18/2019	(18,525)
NOK	20,462,500	USD	2,413,140	CITI	9/18/2019	(9,114)
NOK	20,462,500	USD	2,413,143	JPMC	9/18/2019	(9,117)
SEK	9,348,000	USD	1,014,085	CITI	9/18/2019	(1,711)
SEK	9,348,000	USD	1,014,086	JPMC	9/18/2019	(1,713)
SGD	266,500	USD	197,287	CITI	9/18/2019	(79)
SGD	266,500	USD	197,287	JPMC	9/18/2019	(80)
USD	55,428,372	AUD	79,870,004	CITI	9/18/2019	(778,463)
USD	55,428,298	AUD	79,869,996	JPMC	9/18/2019	(778,532)
USD	12,114,114	BRL	47,858,496	CITI**	9/18/2019	(254,529)
USD	12,114,101	BRL	47,858,504	JPMC**	9/18/2019	(254,544)
USD	6,648,443	CAD	8,918,504	CITI	9/18/2019	(171,795)
USD	6,648,845	CAD	8,918,496	JPMC	9/18/2019	(171,387)
USD	5,314,272	CHF	5,251,000	CITI	9/18/2019	(103,529)
USD	5,314,265	CHF	5,251,000	JPMC	9/18/2019	(103,535)
USD	1,105,704	COP	3,667,510,504	CITI**	9/18/2019	(30,083)
USD	1,105,703	COP	3,667,510,504	JPMC**	9/18/2019	(30,085)
USD	85,549,712	EUR	75,682,991	CITI	9/18/2019	(1,050,923)
USD	85,549,628	EUR	75,683,012	JPMC	9/18/2019	(1,051,030)
USD	44,988,288	GBP	35,427,500	CITI	9/18/2019	(163,137)
USD	44,988,232	GBP	35,427,500	JPMC	9/18/2019	(163,195)
USD	418,877	HKD	3,281,504	CITI	9/18/2019	(1,347)
USD	418,876	HKD	3,281,496	JPMC	9/18/2019	(1,348)
USD	3,850,112	HUF	1,110,015,015	CITI	9/18/2019	(76,113)
USD	3,850,107	HUF	1,110,015,017	JPMC	9/18/2019	(76,118)
USD	1,500,050	IDR	22,294,063,500	CITI**	9/18/2019	(62,228)
USD	1,500,049	IDR	22,294,063,500	JPMC**	9/18/2019	(62,230)
USD	601,156	ILS	2,156,000	CITI	9/18/2019	(5,928)
USD	601,155	ILS	2,156,000	JPMC	9/18/2019	(5,928)
USD	919,097	INR	64,694,000	CITI**	9/18/2019	(9,257)
USD	919,098	INR	64,694,000	JPMC**	9/18/2019	(9,257)
USD	291,186	JPY	31,292,000	CITI	9/18/2019	(750)
USD	291,186	JPY	31,292,000	JPMC	9/18/2019	(750)
USD	52,567,818	KRW	61,942,818,127	CITI**	9/18/2019	(1,073,486)
USD	52,567,752	KRW	61,942,818,120	JPMC**	9/18/2019	(1,073,552)
USD	5,088,922	MXN	101,218,500	CITI	9/18/2019	(114,871)
USD	5,088,916	MXN	101,218,500	JPMC	9/18/2019	(114,877)
USD	4,075,839	NOK	35,429,001	CITI	9/18/2019	(86,518)
USD	4,075,834	NOK	35,428,999	JPMC	9/18/2019	(86,523)
USD	19,842,212	NZD	30,272,996	CITI	9/18/2019	(525,487)
USD	19,842,193	NZD	30,273,004	JPMC	9/18/2019	(525,512)
USD	1,562,097	PHP	82,715,000	CITI**	9/18/2019	(45,988)
USD	1,562,095	PHP	82,715,000	JPMC**	9/18/2019	(45,990)
USD	758,930	PLN	2,846,000	CITI	9/18/2019	(4,693)
USD	758,929	PLN	2,846,000	JPMC	9/18/2019	(4,693)
USD	9,652,483	SEK	91,309,004	CITI	9/18/2019	(236,139)
USD	9,652,470	SEK	91,308,996	JPMC	9/18/2019	(236,151)
USD	3,825,144	SGD	5,241,500	CITI	9/18/2019	(53,513)
USD	3,825,139	SGD	5,241,500	JPMC	9/18/2019	(53,517)
USD	7,429,013	TWD	233,067,000	CITI**	9/18/2019	(124,660)
USD	7,429,004	TWD	233,067,000	JPMC**	9/18/2019	(124,670)
USD	11,628,492	ZAR	171,823,496	CITI	9/18/2019	(449,482)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

29

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	11,628,478	ZAR	171,823,504	JPMC	9/18/2019	$ (449,497)
USD	3,369,060	CLP	2,345,418,040	CITI**	9/23/2019	(93,680)
USD	3,369,056	CLP	2,345,418,024	JPMC**	9/23/2019	(93,684)

Total unrealized depreciation						(11,282,623)

Net unrealized depreciation						$(2,881,700)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
BARC
Cash	$—	$17,430,426	$17,430,426

CITI
Investment Companies	5,713,413	—	5,713,413

GSCO
Cash	—	(497,197)	(497,197)

JPMC
Investment Companies	9,264,089	—	9,264,089

JPMS
Cash	—	(77,221)	(77,221)

MLIN
Cash	(10,000)	—	(10,000)

MSCL
Cash	—	(1,796,468)	(1,796,468)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2019

30

Consolidated Schedule of Investments	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITI
Investment Companies	$1,636,817	$—	$1,636,817

GSCO
Cash	—	2,780,218	2,780,218

GSIN
Cash	(42,819)	—	(42,819)
U.S. Treasury Bills	2,032,735	—	2,032,735

JPPC
Cash	—	1,181,744	1,181,744

MSCL
Cash	—	1,792,566	1,792,566
U.S. Treasury Bills	—	4,994,482	4,994,482

SOCG
Cash	2,123,230	—	2,123,230

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

CITI - Citibank NA

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

SOCG - Societe Generale

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

31

Consolidated Statements of Assets and Liabilities	June 30, 2019 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$4,777,213,711	$343,628,019
Investments in securities of affiliated issuers, at cost	$546,282,485	$—

Investments in securities of unaffiliated issuers, at value	$4,779,983,995	$343,759,093
Investments in securities of affiliated issuers, at value	546,447,532	—
Cash	37,874	—
Cash denominated in foreign currencies‡	4,746,454	435,599
Unrealized appreciation on forward foreign currency exchange contracts	82,147,911	8,400,923
Unrealized appreciation on OTC swaps	7,326,152	729,916
Due from broker	25,593,524	2,238,901
Deposits with brokers for futures contracts	239,898,320	31,601,108
Variation margin on futures contracts	14,678,163	1,494,385
Receivables:
Securities sold	519,638,412	39,612,681
Interfund Loan due from Affiliate	3,000,000	—
Dividends and interest	1,822,213	117,101
Capital shares sold	2,386,105	277,079
Prepaid expenses	182,781	59,544

Total Assets	6,227,889,436	428,726,330

LIABILITIES:
Due to custodian	—	3,491
Due to broker	50,081	52,542
Unrealized depreciation on forward foreign currency exchange contracts	112,232,072	11,282,623
Unrealized depreciation on OTC swaps	18,246,116	1,806,671
Deposits from brokers for futures contracts	569,351	—
Variation margin on futures contracts	751,947	75,532
Payables:
Securities purchased	519,675,158	39,618,570
Accrued investment advisory fees	4,848,962	436,078
Accrued distribution fees—Class N	325,775	10,650
Accrued Trustee fees	696	228
Capital shares redeemed	8,798,693	293,090
Other accrued expenses and liabilities	794,681	89,541

Total Liabilities	666,293,532	53,669,016

Net Assets	$5,561,595,904	$375,057,314

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$6,586,318,403	$474,291,915
Total distributable earnings (loss)	(1,024,722,499)	(99,234,601)

Net Assets	$5,561,595,904	$375,057,314

NET ASSETS:
Class I	$3,331,934,097	$195,648,332
Class N	1,577,981,985	51,424,074
Class R6	651,679,822	127,984,908

SHARES OUTSTANDING:
Class I	387,348,412	24,286,780
Class N	186,796,930	6,464,977
Class R6	75,612,147	15,838,834

NET ASSET VALUE:
Class I	$8.60	$8.06
Class N	$8.45	$7.95
Class R6	$8.62	$8.08

‡ Cash denominated in foreign currencies at cost	$4,706,344	$433,871

**	See Note 2 in the Notes to Consolidated Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

32

Consolidated Statements of Operations	June 30, 2019 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE SIX MONTHS ENDED JUNE 30, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$4,682,623	$876,420
Affiliated issuers	6,050,457	—
Interest income:
Unaffiliated issuers	60,922,228	3,732,933
Interfund lending income	650	—

Total Income	71,655,958	4,609,353

EXPENSES:
Investment advisory fees	32,226,462	2,922,699
Custody fees	234,837	41,114
Administration & accounting fees	1,172,554	85,286
Legal fees	101,727	7,004
Audit & tax fees	58,883	46,422
Shareholder reporting fees	390,947	25,934
Transfer agent fees	2,195,390	137,593
Trustee fees	152,579	12,757
Distribution fees—Class N	2,077,091	74,849
Interest expense	88,922	5,142
Registration fees	108,334	52,358
Pricing fee	235	23
Other expenses	161,860	13,774

Total Expenses	38,969,821	3,424,955

Less fee waivers and/or reimbursements	—	(87,889)

Net Expenses	38,969,821	3,337,066

Net Investment Income (Loss)	32,686,137	1,272,287

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	5,798	(1,235)
Transactions in investment securities of affiliated issuers	44,414	—
Settlement of foreign currency and foreign currency transactions	(8,680,461)	(693,388)
Settlement of forward foreign currency contracts	(81,203,373)	(8,776,580)
Expiration or closing of futures contracts	152,774,859	13,935,298
Expiration or closing of swap contracts	(28,047,004)	(2,862,690)

Net realized gain (loss)	34,894,233	1,601,405

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	4,079,204	142,886
Investment securities of affiliated issuers	99,508	—
Foreign currency and foreign currency transactions	41,365	(4,158)
Forward foreign currency exchange contracts	44,925,834	5,081,889
Futures contracts	21,293,636	1,542,150
Swap contracts	(16,804,164)	(1,712,232)

Net change in unrealized appreciation (depreciation)	53,635,383	5,050,535

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	88,529,616	6,651,940

Net increase (decrease) in net assets resulting from operations	$121,215,753	$7,924,227

† Net of foreign taxes withheld of	$70,345	$5,185

**	See Note 2 in the Notes to Consolidated Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

33

Consolidated Statements of Changes in Net Assets	June 30, 2019 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**		AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018	FOR THE SIX MONTHS ENDED JUNE 30, 2019	FOR THE YEAR ENDED DECEMBER 31, 2018

OPERATIONS:
Net investment income (loss)	$32,686,137	$51,227,733	$1,272,287	$87,395
Net realized gain (loss)	34,894,233	(840,523,198)	1,601,405	(92,615,582)
Net change in unrealized appreciation (depreciation)	53,635,383	(114,196,271)	5,050,535	(10,779,667)
Net increase (decrease) in net assets resulting from operations	121,215,753	(903,491,736)	7,924,227	(103,307,854)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	671,131,991	2,614,472,764	39,975,517	179,261,874
Cost of shares redeemed	(1,664,983,039)	(3,801,315,537)	(93,515,417)	(348,055,614)

Net increase (decrease) from capital transactions	(993,851,048)	(1,186,842,773)	(53,539,900)	(168,793,740)

CLASS N
Proceeds from shares sold	143,570,967	678,584,221	26,311,560	59,101,705
Cost of shares redeemed	(411,981,085)	(1,931,685,708)	(35,845,881)	(87,274,290)

Net increase (decrease) from capital transactions	(268,410,118)	(1,253,101,487)	(9,534,321)	(28,172,585)

CLASS R6
Proceeds from shares sold	98,933,926	444,551,835	33,720,355	101,293,925
Cost of shares redeemed	(434,594,399)	(1,186,157,737)	(88,716,554)	(138,016,109)

Net increase (decrease) from capital transactions	(335,660,473)	(741,605,902)	(54,996,199)	(36,722,184)

Net increase (decrease) in net assets resulting from capital transactions	(1,597,921,639)	(3,181,550,162)	(118,070,420)	(233,688,509)
Total increase (decrease) in net assets	(1,476,705,886)	(4,085,041,898)	(110,146,193)	(336,996,363)

NET ASSETS:
Beginning of period	7,038,301,790	11,123,343,688	485,203,507	822,199,870

End of period	$5,561,595,904	$7,038,301,790	$375,057,314	$485,203,507

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	505,883,440	645,147,269	31,271,904	50,683,732
Shares sold	80,666,003	294,436,420	5,163,700	21,493,989
Shares redeemed	(199,201,031)	(433,700,249)	(12,148,824)	(40,905,817)

Shares outstanding, end of period	387,348,412	505,883,440	24,286,780	31,271,904

CLASS N
Shares outstanding, beginning of period	219,062,904	365,313,253	7,661,123	10,760,367
Shares sold	17,316,212	76,718,388	3,486,672	7,085,031
Shares redeemed	(49,582,186)	(222,968,737)	(4,682,818)	(10,184,275)

Shares outstanding, end of period	186,796,930	219,062,904	6,464,977	7,661,123

CLASS R6
Shares outstanding, beginning of period	115,388,592	199,171,371	23,133,614	28,585,910
Shares sold	11,863,609	49,367,498	4,342,153	11,373,363
Shares redeemed	(51,640,054)	(133,150,277)	(11,636,933)	(16,825,659)

Shares outstanding, end of period	75,612,147	115,388,592	15,838,834	23,133,614

**	See Note 2 in the Notes to Consolidated Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

34

[Intentionally Left Blank]

Consolidated Financial Highlights	June 30, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$8.41	0.05	0.14	0.19	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.23	0.06	(0.88)	(0.82)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.32	(0.03)	(0.06)	(0.09)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.18	(0.08)	(0.78)	(0.86)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.63	(0.12)	0.34	0.22	(0.46)	(0.21)	(0.67)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.59	(0.12)	1.13	1.01	(0.44)	(0.53)	(0.97)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$8.27	0.04	0.14	0.18	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.10	0.03	(0.86)	(0.83)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.21	(0.06)	(0.05)	(0.11)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.09	(0.11)	(0.77)	(0.88)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.54	(0.15)	0.34	0.19	(0.43)	(0.21)	(0.64)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.51	(0.15)	1.11	0.96	(0.40)	(0.53)	(0.93)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$8.42	0.05	0.15	0.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.24	0.06	(0.88)	(0.82)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.32	(0.02)	(0.06)	(0.08)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.18	(0.07)	(0.79)	(0.86)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$10.62	(0.11)	0.34	0.23	(0.46)	(0.21)	(0.67)
FOR THE PERIOD 9/02/14[6]—12/31/14	$10.28	(0.04)	1.36	1.32	(0.45)	(0.53)	(0.98)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2019	$7.82	0.02	0.22	0.24	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.14	0.00 [5]	(1.32)	(1.32)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.29	(0.08)	(0.07)	(0.15)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.70	(0.13)	(1.28)	(1.41)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.23	(0.18)	0.46	0.28	(0.51)	(0.30)	(0.81)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.80	(0.17)	1.72	1.55	(0.86)	(0.26)	(1.12)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2019	$7.73	0.01	0.21	0.22	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.06	(0.02)	(1.31)	(1.33)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.23	(0.10)	(0.07)	(0.17)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.66	(0.16)	(1.27)	(1.43)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.21	(0.21)	0.46	0.25	(0.50)	(0.30)	(0.80)
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.79	(0.19)	1.71	1.52	(0.84)	(0.26)	(1.10)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2019	$7.84	0.03	0.21	0.24	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2018	$9.15	0.01	(1.32)	(1.31)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2017	$9.30	(0.07)	(0.08)	(0.15)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2016	$10.70	(0.13)	(1.27)	(1.40)	(0.00)[5]	—	(0.00)[5]
FOR THE YEAR ENDED DECEMBER 31, 2015	$11.23	(0.17)	0.46	0.29	(0.52)	(0.30)	(0.82)
FOR THE PERIOD 9/02/14[6]—12/31/14	$10.33	(0.06)	2.09	2.03	(0.87)	(0.26)	(1.13)

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Amount is less than $.005 per share.
[6]	Commencement of offering of shares.
[7]	Certain expenses incurred by the Fund were not annualized for the period.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

36

Consolidated Financial Highlights	June 30, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.60	2.26%	$3,331,934	1.20%	1.20%	1.20%	1.13%	0%
$8.41	(8.88)%	$4,254,642	1.16%	1.16%	1.16%	0.62%	0%
$9.23	(0.97)%	$5,956,726	1.19%	1.19%	1.19%	(0.38)%	0%
$9.32	(8.43)%	$7,654,491	1.20%	1.20%	1.20%	(0.81)%	0%
$10.18	2.00%	$7,778,072	1.21%	1.21%	1.21%	(1.11)%	0%
$10.63	9.69%	$5,633,607	1.23%	1.23%	1.23%	(1.20)%	0%

$8.45	2.18%	$1,577,982	1.47%	1.47%	1.47%	0.86%	0%
$8.27	(9.12)%	$1,811,668	1.45%	1.45%	1.45%	0.30%	0%
$9.10	(1.19)%	$3,325,717	1.46%	1.46%	1.46%	(0.63)%	0%
$9.21	(8.71)%	$3,334,207	1.48%	1.48%	1.47%	(1.08)%	0%
$10.09	1.75%	$1,588,011	1.47%	1.47%	1.47%	(1.38)%	0%
$10.54	9.34%	$1,310,969	1.50%	1.50%	1.50%	(1.47)%	0%

$8.62	2.38%	$651,680	1.13%	1.13%	1.13%	1.21%	0%
$8.42	(8.87)%	$971,992	1.11%	1.11%	1.11%	0.66%	0%
$9.24	(0.86)%	$1,840,901	1.11%	1.11%	1.11%	(0.27)%	0%
$9.32	(8.43)%	$1,169,464	1.13%	1.13%	1.13%	(0.73)%	0%
$10.18	2.16%	$240,185	1.13%	1.13%	1.13%	(1.01)%	0%
$10.62	12.99%	$113	1.16%	1.15%	1.15%	(1.11)%	0%

$8.06	3.07%	$195,648	1.69%	1.65%	1.65%	0.64%	0%
$7.82	(14.44)%	$244,569	1.65%	1.64%	1.64%	0.00%	0%
$9.14	(1.61)%	$463,124	1.64%	1.64%	1.64%	(0.85)%	0%
$9.29	(13.17)%	$411,599	1.66%	1.64%	1.64%	(1.29)%	0%
$10.70	2.48%	$258,691	1.65%	1.61%	1.61%	(1.52)%	0%
$11.23	14.68%	$146,261	1.76%[7]	1.65%	1.65%	(1.62)%	0%

$7.95	2.85%	$51,424	1.95%	1.91%	1.91%	0.38%	0%
$7.73	(14.68)%	$59,231	1.91%	1.90%	1.90%	(0.24)%	0%
$9.06	(1.84)%	$97,440	1.90%	1.90%	1.90%	(1.13)%	0%
$9.23	(13.40)%	$116,422	1.91%	1.90%	1.90%	(1.55)%	0%
$10.66	2.19%	$137,115	1.92%	1.89%	1.89%	(1.78)%	0%
$11.21	14.37%	$9,367	2.12%[7]	1.90%	1.90%	(1.88)%	0%

$8.08	3.06%	$127,985	1.60%	1.56%	1.56%	0.73%	0%
$7.84	(14.32)%	$181,404	1.56%	1.55%	1.55%	0.12%	0%
$9.15	(1.61)%	$261,636	1.55%	1.55%	1.55%	(0.75)%	0%
$9.30	(13.07)%	$203,463	1.57%	1.55%	1.55%	(1.20)%	0%
$10.70	2.54%	$133,722	1.59%	1.55%	1.55%	(1.45)%	0%
$11.23	19.94%	$45,436	1.68%[7]	1.55%	1.55%	(1.52)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2019

37

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2019, the Trust consists of thirty-nine active series, two of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective of the AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund is to seek positive absolute returns. Each fund offers Class I, Class N and Class R6 shares.

2. Consolidation of Subsidiaries

The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets and the Financial Highlights of the AQR Managed Futures Strategy Fund and the AQR Managed Futures Strategy HV Fund (“Consolidated Funds”) include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., and AQR Managed Futures Strategy HV Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	SUBSIDIARY NET ASSETS AT JUNE 30, 2019	% OF TOTAL ASSETS AT JUNE 30, 2019
AQR Managed Futures Strategy Offshore Fund Ltd.	$1,281,241,256	20.1%
AQR Managed Futures Strategy HV Offshore Fund Ltd.	85,466,848	19.2%

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain prior period amounts have been reclassified to reflect current period presentation.

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

AQR Funds	Semi-Annual Report	June 2019

38

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of June 30, 2019, the Funds had no examinations in progress.

For Federal tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFCs taxable income is included in the calculation of the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

AQR Funds	Semi-Annual Report	June 2019

39

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section 2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.

Additionally, the Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Futures Contracts: The Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: The Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: The Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. If there is no up-front payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: The Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security

AQR Funds	Semi-Annual Report	June 2019

40

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Master Agreements: The Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between the Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between the Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

AQR Funds	Semi-Annual Report	June 2019

41

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The

AQR Funds	Semi-Annual Report	June 2019

42

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or

AQR Funds	Semi-Annual Report	June 2019

43

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$780,063,652	$4,546,367,875	$—	$5,326,431,527
Futures Contracts*	164,674,679	—	—	164,674,679
Forward Foreign Currency Exchange Contracts*	—	82,147,911	—	82,147,911
Total Return Swaps Contracts*	—	7,326,152	—	7,326,152

Total Assets	$944,738,331	$4,635,841,938	$—	$5,580,580,269

LIABILITIES
Futures Contracts*	$(41,800,302)	$—	$—	$(41,800,302)
Forward Foreign Currency Exchange Contracts*	—	(112,232,072)	—	(112,232,072)
Total Return Swaps Contracts*	—	(18,246,116)	—	(18,246,116)

Total Liabilities	$(41,800,302)	$(130,478,188)	$—	$(172,278,490)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$55,687,002	$288,072,091	$—	$343,759,093
Futures Contracts*	16,387,556	—	—	16,387,556
Forward Foreign Currency Exchange Contracts*	—	8,400,923	—	8,400,923
Total Return Swaps Contracts*	—	729,916	—	729,916

Total Assets	$72,074,558	$297,202,930	$—	$369,277,488

LIABILITIES
Futures Contracts*	$(4,181,663)	$—	$—	$(4,181,663)
Forward Foreign Currency Exchange Contracts*	—	(11,282,623)	—	(11,282,623)
Total Return Swaps Contracts*	—	(1,806,671)	—	(1,806,671)

Total Liabilities	$(4,181,663)	$(13,089,294)	$—	$(17,270,957)

*	Derivative instruments, including futures, total return swap, and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation swaps margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.

During the period ended June 30, 2019, there were no transfers to or from Level 3 for either of the Funds. There were no Level 3 securities held at period end.

6. Federal Income Tax Matters

At June 30, 2019, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Managed Futures Strategy Fund	$5,323,496,196	$257,084,073	$(172,278,490)	$84,805,583
AQR Managed Futures Strategy HV Fund	343,628,019	25,649,515	(17,271,003)	8,378,512

There are no differences between book basis and tax basis appreciation (depreciation) on investments. The Funds’ tax basis capital gains and losses are determined only at the end of the year.

AQR Funds	Semi-Annual Report	June 2019

44

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

As of December 31, 2018, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations:

FUND	SHORT-TERM	LONG TERM
AQR Managed Futures Strategy Fund	$468,771,673	$535,853,454
AQR Managed Futures Strategy HV Fund	44,549,685	47,188,972

7. Investment Transactions

During the period ended June 30, 2019, there was no cost of purchases or proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments).

8. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at June 30, 2019.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE**	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE**	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Managed Futures Strategy Fund	$19,773,770	$542,084	$—	$5,567,620	$264,062	$—
AQR Managed Futures Strategy HV Fund	1,988,848	54,914	—	568,444	23,158	—

Foreign Exchange Rate Risk Exposure:
AQR Managed Futures Strategy Fund	—	—	82,147,911	—	—	112,232,072
AQR Managed Futures Strategy HV Fund	—	—	8,400,923	—	—	11,282,623

Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund	132,526,897	—	—	167,436	—	—
AQR Managed Futures Strategy HV Fund	13,221,663	—	—	17,334	—	—

Commodity Risk Exposure:
AQR Managed Futures Strategy Fund	12,374,012	6,784,068	—	36,065,246	17,982,054	—
AQR Managed Futures Strategy HV Fund	1,177,045	675,002	—	3,595,885	1,783,513	—

Net Fair Value of Derivative Contracts:
AQR Managed Futures Strategy Fund	122,874,377	—	—	—	10,919,964	30,084,161
AQR Managed Futures Strategy HV Fund	12,205,893	—	—	—	1,076,755	2,881,700

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

AQR Funds	Semi-Annual Report	June 2019

45

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2019:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS*	SWAPS CONTRACTS**	FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Managed Futures Strategy Fund	$(34,440,857)	$(27,578,491)	$—	$(37,985,764)	$1,131,557	$—
AQR Managed Futures Strategy HV Fund	(4,249,746)	(2,869,361)	—	(4,093,242)	80,187	—

Foreign Exchange Rate Risk Exposure:
AQR Managed Futures Strategy Fund	—	—	(81,203,373)	—	—	44,925,834
AQR Managed Futures Strategy HV Fund	—	—	(8,776,580)	—	—	5,081,889

Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund	315,509,664	—	—	110,236,491	—	—
AQR Managed Futures Strategy HV Fund	31,178,214	—	—	10,882,609	—	—

Commodity Risk Exposure:
AQR Managed Futures Strategy Fund	(128,293,948)	(468,513)	—	(50,957,091)	(17,935,721)	—
AQR Managed Futures Strategy HV Fund	(12,993,170)	6,671	—	(5,247,217)	(1,792,419)	—

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of June 30, 2019:

AQR MANAGED FUTURES STRATEGY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$41,081,057	$(41,081,057)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	41,066,854	(41,066,854)	—	—	—	—
MSCS	Total Return Swap Contracts	542,084	(264,062)	278,022	—	(201,125)	76,897
Total financial instruments subject to a master netting arrangement or similar arrangement		82,689,995	(82,411,973)	278,022	—	(201,125)	76,897

AQR Funds	Semi-Annual Report	June 2019

46

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$56,119,599	$(41,081,057)	$15,038,542	$—	$(15,038,542)	$—
JPMC	Forward Foreign Currency Exchange Contracts	56,112,473	(41,066,854)	15,045,619	—	(15,045,619)	—
MSCS	Total Return Swap Contracts	264,062	(264,062)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		112,496,134	(82,411,973)	30,084,161	—	(30,084,161)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 134,957,885.

AQR MANAGED FUTURES STRATEGY OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$386,231	$(386,231)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	547,744	(547,744)	—	—	—	—
MACQ	Total Return Swap Contracts	1,820,597	(1,820,597)	—	—	—	—
MLIN	Total Return Swap Contracts	67,180	(67,180)	—	—	—	—
SOCG	Total Return Swap Contracts	3,962,316	(3,962,316)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		6,784,068	(6,784,068)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2019

47

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$5,347,740	$(386,231)	$4,961,509	$—	$(4,961,509)	$—
GSIN	Total Return Swap Contracts	4,985,395	(547,744)	4,437,651	(4,437,651)	—	—
MACQ	Total Return Swap Contracts	1,861,312	(1,820,597)	40,715	(40,715)	—	—
MLIN	Total Return Swap Contracts	690,463	(67,180)	623,283	—	(623,283)	—
SOCG	Total Return Swap Contracts	5,097,144	(3,962,316)	1,134,828	—	(1,134,828)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		17,982,054	(6,784,068)	11,197,986	(4,478,366)	(6,719,620)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 46,722,275.

AQR MANAGED FUTURES STRATEGY HV FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$4,201,133	$(4,201,133)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	4,199,790	(4,199,790)	—	—	—	—
MLIN	Total Return Swap Contracts	54,914	(23,158)	31,756	—	(10,000)	21,756
Total financial instruments subject to a master netting arrangement or similar arrangement		8,455,837	(8,424,081)	31,756	—	(10,000)	21,756

AQR Funds	Semi-Annual Report	June 2019

48

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$5,641,455	$(4,201,133)	$1,440,322	$—	$(1,440,322)	$—
JPMC	Forward Foreign Currency Exchange Contracts	5,641,168	(4,199,790)	1,441,378	—	(1,441,378)	—
MLIN	Total Return Swap Contracts	23,158	(23,158)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		11,305,781	(8,424,081)	2,881,700	—	(2,881,700)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 12,095,802.

AQR MANAGED FUTURES STRATEGY HV OFFSHORE FUND LTD.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$34,151	$(34,151)	$—	$—	$—	$—
GSIN	Total Return Swap Contracts	17,570	(17,570)	—	—	—	—
MACQ	Total Return Swap Contracts	228,039	(228,039)	—	—	—	—
SOCG	Total Return Swap Contracts	395,242	(395,242)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		675,002	(675,002)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2019

49

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV OFFSHORE FUND LTD. (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Total Return Swap Contracts	$472,080	$(34,151)	$437,929	$—	$(437,929)	$—
GSIN	Total Return Swap Contracts	503,524	(17,570)	485,954	(485,954)	—	—
MACQ	Total Return Swap Contracts	259,399	(228,039)	31,360	—	—	31,360
SOCG	Total Return Swap Contracts	548,510	(395,242)	153,268	—	(153,268)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,783,513	(675,002)	1,108,511	(485,954)	(591,197)	31,360

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $ 42,819 and total additional collateral pledged was $ 4,715,631.

For the period ended June 30, 2019, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR MANAGED FUTURES STRATEGY FUND	AQR MANAGED FUTURES STRATEGY HV FUND
Futures Contracts:
Average Notional Balance—Long	$28,573,178,968	$2,835,489,719
Average Notional Balance—Short	2,401,438,801	247,565,212
Ending Notional Balance—Long	30,804,548,012	3,111,039,336
Ending Notional Balance—Short	2,089,243,354	210,875,636
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	8,034,156,154	809,844,222
Average Settlement Value—Sold	10,655,547,337	1,072,929,166
Ending Value— Purchased	6,408,068,395	647,031,809
Ending Value—Sold	7,367,003,451	742,066,011
Total Return Swaps:
Average Notional Balance—Long	410,491,136	38,769,690
Average Notional Balance—Short	704,450,809	67,671,431
Ending Notional Balance—Long	410,312,098	40,258,119
Ending Notional Balance—Short	559,620,397	55,297,245

*	Notional values as of each quarter end are used to calculate the average represented.

9. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds pursuant to the Third Amended and Restated Investment Management Agreement, dated January 29, 2017, as amended, entered into by the Trust, on behalf of the Funds (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

AQR Funds	Semi-Annual Report	June 2019

50

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

Pursuant to the Investment Management Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Managed Futures Strategy Fund	1.05%
AQR Managed Futures Strategy HV Fund	1.45

The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2020 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Expense Limitation Agreement, the Adviser has agreed to reimburse each Fund in an amount sufficient to limit all Fund operating expenses other than management fees and 12b-1 fees, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Managed Futures Fund	0.20%	0.20%	0.10%
AQR Managed Futures HV Fund	0.20	0.20	0.10

Prior to May 1, 2019, pursuant to the Expense Limitation Agreement, the Adviser agreed to waive fees and/or reimburse expenses of each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, exceeded the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Managed Futures Strategy Fund	1.25%	1.50%	1.15%
AQR Managed Futures Strategy HV Fund	1.65	1.90	1.55

For the period ended June 30, 2019 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Managed Futures Strategy HV Fund	$49,018	$38,871	$87,889

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

For the period ended June 30, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2019 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING JUNE 30
			2019	2020	2021	2022

AQR MANAGED FUTURES STRATEGY HV FUND
Class I	$46,313	$149,865	$54,688	$20,301	$28,563	$46,313
Class N	12,840	44,119	17,968	6,289	7,022	12,840
Class R6	28,736	88,898	26,227	10,916	23,019	28,736

Totals	$87,889	$282,882	$98,883	$37,506	$58,604	$87,889

AQR Funds	Semi-Annual Report	June 2019

51

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

10. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

11. Principal Risks and Concentrations

The Funds are non-diversified. Because the Funds may invest in securities of a smaller number of issuers, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Funds’ performance.

The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated.

Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.

AQR Funds	Semi-Annual Report	June 2019

52

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. The Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Funds to potential risks. Such models may produce unexpected results, which can result in losses for the Funds.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.

12. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

AQR Funds	Semi-Annual Report	June 2019

53

Notes to Consolidated Financial Statements	June 30, 2019 (Unaudited)

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, average loans made to another Fund under the Interfund Lending Program were as follows:

FUND	AVERAGE LOANS	NUMBER OF DAYS OUTSTANDING	OUTSTANDING LOAN AMOUNT	INTEREST RECEIVED
AQR Managed Futures Strategy Fund	$2,040,000	6	$3,000,000	$846

Interest expense earned, if any, as a result of lending under this agreement is included in Interfund lending income in the Statements of Operations. The outstanding loan amount on the Interfund Lending Program for the AQR Managed Futures Strategy Fund was repaid on July 2, 2019.

13. Line of Credit

Effective March 22, 2019 and terminating on March 20, 2020, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full.

There were no open borrowings as of June 30, 2019 by any of the Funds in the Trust. The Funds did not have any borrowings for the period ended June 30, 2019.

14. Principal Ownership

As of June 30, 2019, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Managed Futures Strategy Fund	6	76.73%
AQR Managed Futures Strategy HV Fund	4	90.99%

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

15. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.

AQR Funds	Semi-Annual Report	June 2019

54

Fund Expense Examples

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 06/30/19” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/19

AQR Managed Futures Strategy Fund

Class I
Actual Return	$1,000.00	$1,022.60	1.20%	$6.02
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class N
Actual Return	$1,000.00	$1,021.80	1.47%	$7.37
Hypothetical Return	$1,000.00	$1,017.50	1.47%	$7.35

Class R6
Actual Return	$1,000.00	$1,023.80	1.13%	$5.67
Hypothetical Return	$1,000.00	$1,019.19	1.13%	$5.66

AQR Managed Futures Strategy HV Fund

Class I
Actual Return	$1,000.00	$1,030.70	1.65%	$8.31
Hypothetical Return	$1,000.00	$1,016.61	1.65%	$8.25

Class N
Actual Return	$1,000.00	$1,028.50	1.91%	$9.61
Hypothetical Return	$1,000.00	$1,015.32	1.91%	$9.54

Class R6
Actual Return	$1,000.00	$1,030.60	1.56%	$7.85
Hypothetical Return	$1,000.00	$1,017.06	1.56%	$7.80

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by181/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2019

55

Board Approval of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on May 9, 2019 to consider the continuation of the Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR” or the “Adviser”) and the AQR Funds on behalf of the AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and certain other AQR Funds (the “Management Agreement”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.”

In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on April 29, 2019 with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations (together with the in-person meeting held on May 9, 2019, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) and Broadridge relating to the Funds’ fees and expenses and performance relative to peers; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.

At the in-person meeting held on May 9, 2019, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.

The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, oversees third party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Funds over time.

Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the Management Agreement were of a high quality and benefit the Funds.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Morningstar as their peers. The Board was cognizant of the fact that Fund performance was challenged over the one-year, three- and five-year periods ended March 31, 2019 in comparison to Morningstar peers, which had been discussed with the Board during a portfolio overview presentation during the year. The presentation, which addressed in detail the drivers of underperformance, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board also noted significant redemptions from the Funds over the prior year due to underperformance. The Board considered that Morningstar comparisons may be of limited use due to the differences between the way the Funds are managed from other funds in the Morningstar managed futures category and peer group, noting that underperformance in relation to Morningstar peers may be due to differences in a Fund’s investment parameters compared to its peer funds, including risk limits, volatility targets, and each Fund’s investment universe. In addition, the use of drawdown control and internal risk protections may affect a Fund’s

AQR Funds	Semi-Annual Report	June 2019

56

Board Approval of Investment Advisory Agreements

performance in relation to its peers. The Adviser also informed the Board that many peer funds use strategies in addition to trend-following. Finally, because the AQR Managed Futures Strategy HV Fund is managed with a higher volatility level, its performance was more adversely impacted. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.

The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.

To assist in this analysis, the Board received a report independently prepared by Broadridge (the “Broadridge Report”). The Broadridge Report showed comparative fee information for each Fund’s respective Broadridge category, including expense comparisons of contractual investment management fees and actual net expenses. The Board considered that (i) the AQR Managed Futures Strategy Fund’s management fee and net expense ratio were below the Broadridge category and peer group medians; and (ii) the management fee for the AQR Managed Futures Strategy HV Fund, which is managed with a higher volatility target, was in line with the Broadridge category and peer group medians and its net expense ratio was in line with the Broadridge peer group median and slightly above the category median. The Board was aware that the AQR Managed Futures Strategy HV Fund has a higher expense ratio and management fee in light of its higher volatility approach. The Board also reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts or hedge funds.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, expense reimbursements by the Adviser, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and the Adviser’s profitability was not excessive.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current AUM level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, neither of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, portfolio management, technology and administration. AQR advised that its growth as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the AQR Funds. The principals of the Adviser have also provided seed capital in excess of regulatory minimums for extended periods. AQR also discussed that it currently intends to rely on Rule 30e-3 under the 1940 Act to potentially reduce charges related to printing and mailing costs for shareholder reports.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. The Adviser may also obtain economic benefit from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

AQR Funds	Semi-Annual Report	June 2019

57

Board Approval of Investment Advisory Agreements

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management Agreement are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	June 2019

58

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(a)(4)	Any change in the Registrant’s independent public accountant – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig ------------------------------------
Marco Hanig,
Principal Executive Officer
August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig -------------------------------------
Marco Hanig,
Principal Executive Officer
August 30, 2019

By: /s/ Heather Bonner -------------------------------------
Heather Bonner,
Principal Financial Officer
August 30, 2019